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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2011 to June 30, 2011

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2011

Classes ADV, I, S and S2

ING Partners, Inc.

■ ING American Century Small-Mid Cap Value Portfolio

■ ING Baron Small Cap Growth Portfolio

■ ING Columbia Small Cap Value II Portfolio
(formerly, ING Columbia Small Cap Value Portfolio)

■ ING Davis New York Venture Portfolio

■ ING Global Bond Portfolio
(formerly, ING Oppenheimer Global Strategic
Income Portfolio)

■ ING Invesco Van Kampen Comstock Portfolio (formerly, ING Van Kampen Comstock Portfolio)

■ ING Invesco Van Kampen Equity and Income Portfolio
(formerly, ING Van Kampen Equity and Income Portfolio)

■ ING JPMorgan Mid Cap Value Portfolio

■ ING Oppenheimer Global Portfolio

■ ING PIMCO Total Return Portfolio

■ ING Pioneer High Yield Portfolio

■ ING T. Rowe Price Diversified Mid Cap Growth Portfolio

■ ING T. Rowe Price Growth Equity Portfolio

■ ING Templeton Foreign Equity Portfolio

■ ING Thornburg Value Portfolio

■ ING UBS U.S. Large Cap Equity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	7

Statements of Operations	15

Statements of Changes in Net Assets	19

Financial Highlights	27

Notes to Financial Statements	35

Summary Portfolios of Investments	59

Shareholder Meeting Information	145

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country's largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor's to downgrade the United States' long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don't give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio's diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product ("GDP") growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers' indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the "double dip" in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world's second largest economy and the U.S. as the world's biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks' reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers' index was registering near-stagnation.

Arguably the largest single depressant to investors' risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders' openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance contract, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING American Century Small-Mid Cap Value Portfolio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class ADV	$1,000.00	$1,029.20	1.43%	$7.19	$1,000.00	$1,017.70	1.43%	$7.15
Class I	1,000.00	1,031.10	0.93	4.68	1,000.00	1,020.18	0.93	4.66
Class S	1,000.00	1,030.50	1.18	5.94	1,000.00	1,018.94	1.18	5.91
Class S2	1,000.00	1,030.20	1.33	6.69	1,000.00	1,018.20	1.33	6.66
ING Baron Small Cap Growth Portfolio
Class ADV	$1,000.00	$1,103.70	1.58%	$8.24	$1,000.00	$1,016.96	1.58%	$7.90
Class I	1,000.00	1,106.90	1.08	5.64	1,000.00	1,019.44	1.08	5.41
Class S	1,000.00	1,106.10	1.31	6.84	1,000.00	1,018.30	1.31	6.56
Class S2	1,000.00	1,105.10	1.48	7.72	1,000.00	1,017.11	1.48	7.40

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Columbia Small Cap Value II Portfolio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class ADV	$1,000.00	$1,074.80	1.39%	$7.15	$1,000.00	$1,017.90	1.39%	$6.95
Class I	1,000.00	1,078.50	0.89	4.59	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,076.00	1.14	5.87	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,075.90	1.29	6.64	1,000.00	1,018.40	1.29	6.46
ING Davis New York Venture Portfolio
Class ADV	$1,000.00	$1,024.50	1.38%	$6.93	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,026.70	0.88	4.42	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,026.50	1.13	5.68	1,000.00	1,019.19	1.13	5.66
ING Global Bond Portfolio
Class ADV	$1,000.00	$1,043.70	1.03%	$5.22	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,045.90	0.53	2.69	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,045.10	0.78	3.96	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,044.50	0.93	4.71	1,000.00	1,020.18	0.93	4.66
ING Invesco Van Kampen Comstock Portfolio
Class ADV	$1,000.00	$1,055.30	1.31%	$6.68	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,057.90	0.81	4.13	1,000.00	1,020.78	0.81	4.06
Class S	1,000.00	1,056.00	1.06	5.40	1,000.00	1,019.54	1.06	5.31
ING Invesco Van Kampen Equity and Income Portfolio
Class ADV	$1,000.00	$1,038.80	1.15%	$5.81	$1,000.00	$1,019.09	1.15%	$5.76
Class I	1,000.00	1,041.50	0.65	3.29	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,040.30	0.90	4.55	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,039.50	1.05	5.31	1,000.00	1,019.59	1.05	5.26
ING JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,068.20	1.50%	$7.69	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,071.00	1.00	5.13	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	1,069.20	1.25	6.41	1,000.00	1,018.60	1.25	6.26
Class S2	1,000.00	1,068.90	1.40	7.18	1,000.00	1,017.85	1.40	7.00
ING Oppenheimer Global Portfolio
Class ADV	$1,000.00	$1,075.00	1.16%	$5.97	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,077.80	0.66	3.40	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,076.30	0.91	4.68	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,075.60	1.06	5.46	1,000.00	1,019.54	1.06	5.31

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING PIMCO Total Return Portfolio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class ADV	$1,000.00	$1,025.20	1.08%	$5.42	$1,000.00	$1,019.44	1.08%	$5.41
Class I	1,000.00	1,028.00	0.58	2.92	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,026.60	0.83	4.17	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,026.20	0.98	4.92	1,000.00	1,019.93	0.98	4.91
ING Pioneer High Yield Portfolio
Class I	$1,000.00	$1,056.40	0.71%	$3.62	$1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	1,055.10	0.96	4.89	1,000.00	1,020.03	0.96	4.81
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,083.60	1.16%	$5.99	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,086.00	0.66	3.41	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	1,085.20	0.91	4.70	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	1,084.80	1.06	5.48	1,000.00	1,019.54	1.06	5.31
ING T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,049.20	1.24%	$6.30	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,051.90	0.74	3.76	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,050.60	0.99	5.03	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,049.70	1.14	5.79	1,000.00	1,019.14	1.14	5.71
ING Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$1,052.80	1.45%	$7.38	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,055.20	0.95	4.84	1,000.00	1,020.08	0.95	4.76
Class S	1,000.00	1,053.60	1.20	6.11	1,000.00	1,018.84	1.20	6.01
Class S2	1,000.00	1,052.70	1.35	6.87	1,000.00	1,018.10	1.35	6.76
ING Thornburg Value Portfolio
Class ADV	$1,000.00	$1,052.60	1.40%	$7.13	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,055.70	0.90	4.59	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,054.20	1.15	5.86	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,053.90	1.30	6.62	1,000.00	1,018.35	1.30	6.51
ING UBS U.S. Large Cap Equity Portfolio
Class ADV	$1,000.00	$1,049.30	1.25%	$6.35	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,050.80	0.75	3.81	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,050.10	1.00	5.08	1,000.00	1,019.84	1.00	5.01

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Small Cap Growth Portfolio	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio
ASSETS:
Investments in securities at value+*	$209,778,460	$874,946,333	$189,849,390	$468,562,118
Short-term investments at value**	9,416,539	19,957,646	3,896,251	—
Short-term investments at amortized cost	—	—	—	18,016,918
Cash	3,200	—	—	305
Foreign currencies at value***	—	9,804	—	—
Receivables:
Investment securities sold	1,756,770	—	2,030,276	2,871,773
Fund shares sold	173,397	82,120	100,090	3,621,894
Dividends and interest	525,374	413,754	254,820	949,200
Prepaid expenses	—	—	946	—
Reimbursement due from manager	38,162	—	—	—
Total assets	221,691,902	895,409,657	196,131,773	494,022,208
LIABILITIES:
Payable for investment securities purchased	2,311,366	2,568,148	1,802,937	732,486
Payable for fund shares redeemed	155,505	608,449	26,263	215,704
Payable upon receipt of securities loaned	6,617,118	—	—	—
Unrealized depreciation on forward foreign currency contracts	127,451	—	—	—
Payable to affiliates	229,875	908,134	167,507	414,401
Payable to custodian due to foreign currency overdraft****	559	—	—	—
Payable for directors fees	—	—	2,733	—
Other accrued expenses and liabilities	—	—	55,113	—
Total liabilities	9,441,874	4,084,731	2,054,553	1,362,591
NET ASSETS	$212,250,028	$891,324,926	$194,077,220	$492,659,617
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$185,847,926	$618,570,291	$226,727,897	$495,500,985
Undistributed net investment income (accumulated net investment loss)	3,797,431	(3,488,489)	980,845	6,779,462
Accumulated net realized gain (loss)	11,078,301	(61,933,886)	(74,716,935)	(80,047,760)
Net unrealized appreciation	11,526,370	338,177,010	41,085,413	70,426,930
NET ASSETS	$212,250,028	$891,324,926	$194,077,220	$492,659,617
+ Including securities loaned at value	$6,434,518	$—	$—	$—
* Cost of investments in securities	$198,094,590	$536,769,323	$148,763,977	$398,155,443
** Cost of short-term investments	$9,446,779	$19,957,646	$3,896,251	$—
*** Cost of foreign currencies	$—	$9,804	$—	$—
**** Cost of foreign currency overdraft	$559	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Small Cap Growth Portfolio	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio
Class ADV:
Net Assets	$35,786,736	$60,159,685	$4,142,111	$9,826,302
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,990,776	2,942,734	374,401	545,858
Net asset value and redemption price per share	$11.97	$20.44	$11.06	$18.00
Class I:
Net Assets	$97,237,398	$197,863,883	$20,601,888	$166,647,860
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,915,753	9,228,780	1,829,992	9,022,271
Net asset value and redemption price per share	$12.28	$21.44	$11.26	$18.47
Class S:
Net Assets	$77,996,093	$633,170,228	$169,326,243	$316,185,455
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,404,364	30,214,413	15,145,872	17,346,085
Net asset value and redemption price per share	$12.18	$20.96	$11.18	$18.23
Class S2:
Net Assets	$1,229,801	$131,130	$6,978	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	103,027	6,396	632	n/a
Net asset value and redemption price per share	$11.94	$20.50	$11.05	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Global Bond Portfolio	ING Invesco Van Kampen Comstock Portfolio	ING Invesco Van Kampen Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
ASSETS:
Investments in securities at value+*	$506,965,179	$323,689,405	$813,090,867	$351,414,051
Short-term investments at value**	87,410,478	10,572,754	24,462,003	9,615,724
Short-term investments at amortized cost	3,430,780	—	—	—
Cash	1,220,737	—	171,596	—
Derivatives collateral at broker (Note 2)	8,873,000	—	—	—
Cash collateral for futures	4,747,467	—	—	—
Foreign currencies at value***	10,438,972	—	4,896	—
Receivables:
Investment securities sold	868,354	1,599,761	5,203,078	1,397,779
Investment securities sold on a delayed-delivery or when-issued basis	9,264,432	—	—	—
Fund shares sold	366,643	160,395	157,078	108,027
Dividends and interest	2,943,828	669,592	2,901,498	429,612
Unrealized appreciation on forward foreign currency contracts	9,621,786	—	5,208	—
Unrealized appreciation on swap agreements	1,290,357	—	—	—
Reimbursement due from manager	29,311	10,029	—	—
Total assets	647,471,324	336,701,936	845,996,224	362,965,193
LIABILITIES:
Payable for investment securities purchased	11,375,595	1,290,922	957,474	991,723
Payable for investment securities purchased on a delayed-delivery or when-issued basis	47,802,908	—	—	—
Payable for fund shares redeemed	203,976	6,223	182,014	228,303
Payable upon receipt of securities loaned	74,452,871	1,514,475	—	4,353,615
Payable for foreign cash collateral for futures****	1,659,216	—	—	—
Unrealized depreciation on forward foreign currency contracts	12,865,014	—	313,466	—
Unrealized depreciation on swap agreements	4,811,589	—	—	—
Payable to affiliates	238,593	286,761	499,839	339,311
Payable for directors fees	4,062	—	—	—
Other accrued expenses and liabilities	137,226	—	—	—
Written options, at fair value^	608,262	—	—	—
Payable for borrowings against line of credit (Note 11)	1,030,000	—	—	—
Total liabilities	155,189,312	3,098,381	1,952,793	5,912,952
NET ASSETS	$492,282,012	$333,603,555	$844,043,431	$357,052,241
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$439,149,384	$537,314,213	$766,790,487	$308,343,077
Undistributed net investment income	46,266,005	2,716,588	10,675,497	1,756,645
Accumulated net realized gain (loss)	7,525,661	(270,312,774)	(41,621,824)	(18,555,924)
Net unrealized appreciation or depreciation	(659,038)	63,885,528	108,199,271	65,508,443
NET ASSETS	$492,282,012	$333,603,555	$844,043,431	$357,052,241
+ Including securities loaned at value	$72,880,381	$1,480,566	$—	$4,253,053
* Cost of investments in securities	$501,376,066	$259,610,558	$704,585,013	$285,792,425
** Cost of short-term investments	$87,458,315	$10,766,073	$24,462,003	$9,728,907
*** Cost of foreign currencies	$10,434,547	$—	$3,222	$—
**** Cost of foreign cash collateral for futures	$1,659,216	$—	$—	$—
^ Premiums received on written options	$369,812	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Global Bond Portfolio	ING Invesco Van Kampen Comstock Portfolio	ING Invesco Van Kampen Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
Class ADV:
Net Assets	$31,423,306	$18,288,121	$20,800,394	$31,743,200
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,578,918	1,711,098	593,242	2,156,337
Net asset value and redemption price per share	$12.18	$10.69	$35.06	$14.72
Class I:
Net Assets	$372,662,350	$49,140,045	$595,986,888	$138,468,130
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,262,391	4,560,439	16,721,346	9,269,303
Net asset value and redemption price per share	$12.31	$10.78	$35.64	$14.94
Class S:
Net Assets	$87,809,298	$266,175,389	$226,434,086	$186,835,048
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,143,109	24,753,065	6,407,811	12,587,112
Net asset value and redemption price per share	$12.29	$10.75	$35.34	$14.84
Class S2:
Net Assets	$387,058	n/a	$822,063	$5,863
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	31,693	n/a	23,468	398
Net asset value and redemption price per share	$12.21	n/a	$35.03	$14.74

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at value+*	$1,781,130,850	$1,016,356,982	$99,384,648	$843,205,966
Short-term investments at value**	36,653,805	129,343,947	2,483,208	53,410,465
Short-term investments at amortized cost	—	149,931,634	—	—
Cash	—	6,501,808	157,538	460,140
Cash collateral for futures	—	298,889	—	—
Foreign currencies at value***	2,753,243	635,932	—	—
Receivables:
Investment securities sold	20,809,032	153,055,346	374,532	20,607,119
Investment securities sold on a delayed-delivery or when-issued basis	—	8,316,563	—	—
Fund shares sold	42,658	756,349	358	59,842
Dividends and interest	3,158,100	8,410,488	1,209,816	364,190
Unrealized appreciation on forward foreign currency contracts	—	4,191,706	—	—
Upfront payments made on swap agreements	—	5,563,234	—	—
Unrealized appreciation on swap agreements	—	2,941,349	—	—
Prepaid expenses	—	—	438	—
Reimbursement due from manager	—	—	5,608	—
Total assets	1,844,547,688	1,486,304,227	103,616,146	918,107,722
LIABILITIES:
Payable for investment securities purchased	12,449,757	18,688,335	200,001	19,988,413
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	88,999,837	—	—
Payable for fund shares redeemed	1,350,774	141,430	427,231	271,823
Payable to counterparty for derivatives collateral (Note 2)	—	5,750,000	—	—
Payable upon receipt of securities loaned	20,879,250	41,525,830	—	51,470,837
Sales commitments, at value (Note 2)^	—	152,550,306	—	—
Unrealized depreciation on forward foreign currency contracts	—	4,984,128	—	—
Upfront payments received on swap agreements	—	1,358,962	—	—
Unrealized depreciation on swap agreements	—	4,323,246	—	—
Payable to affiliates	1,033,008	721,510	59,757	462,278
Payable for directors fees	—	—	2,531	—
Other accrued expenses and liabilities	—	—	51,400	—
Written options, at fair value^^	—	2,243,739	—	—
Total liabilities	35,712,789	321,287,323	740,920	72,193,351
NET ASSETS	$1,808,834,899	$1,165,016,904	$102,875,226	$845,914,371
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,433,667,324	$1,058,555,023	$115,594,818	$631,823,492
Undistributed net investment income	42,120,339	45,973,122	462,162	1,445,875
Accumulated net realized gain (loss)	(41,971,905)	38,730,751	(27,095,147)	53,780,853
Net unrealized appreciation	375,019,141	21,758,008	13,913,393	158,864,151
NET ASSETS	$1,808,834,899	$1,165,016,904	$102,875,226	$845,914,371
+ Including securities loaned at value	$19,932,241	$40,443,551	$—	$50,307,026
* Cost of investments in securities	$1,405,628,838	$996,876,996	$85,471,255	$683,864,862
** Cost of short-term investments	$37,417,975	$129,264,728	$2,483,208	$53,887,418
*** Cost of foreign currencies	$2,711,207	$549,498	$—	$—
^ Cost of sales commitments	$—	$152,605,262	$—	$—
^^ Premiums received on written options	$—	$3,388,398	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV:
Net Assets	$77,708,687	$159,005,134	n/a	$25,010,903
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	5,368,591	13,041,799	n/a	2,796,544
Net asset value and redemption price per share	$14.47	$12.19	n/a	$8.94
Class I:
Net Assets	$1,528,196,352	$526,667,096	$101,368,616	$795,091,505
Shares authorized	250,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	102,143,056	42,170,255	8,759,545	85,104,706
Net asset value and redemption price per share	$14.96	$12.49	$11.57	$9.34
Class S:
Net Assets	$202,363,005	$478,044,699	$1,506,610	$25,624,666
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,931,725	38,673,344	130,303	2,793,521
Net asset value and redemption price per share	$14.53	$12.36	$11.56	$9.17
Class S2:
Net Assets	$566,855	$1,299,975	n/a	$187,297
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	39,452	106,877	n/a	20,938
Net asset value and redemption price per share	$14.37	$12.16	n/a	$8.95

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ASSETS:
Investments in securities at value+*	$1,098,094,892	$631,596,018	$308,086,142	$167,460,088
Short-term investments at value**	5,583,873	—	24,884,086	4,678,573
Short-term investments at amortized cost	—	8,000,000	—	—
Cash	971,298	1,929,101	—	—
Foreign currencies at value***	—	460,061	206,409	—
Receivables:
Investment securities sold	550,649	—	2,742,733	620,697
Fund shares sold	308,465	1,635,951	502,752	297
Dividends and interest	610,057	2,889,343	311,240	219,910
Prepaid expenses	—	2,683	—	—
Reimbursement due from manager	—	—	—	13,731
Total assets	1,106,119,234	646,513,157	336,733,362	172,993,296
LIABILITIES:
Payable for investment securities purchased	538,196	2,191	785,377	624,234
Payable for fund shares redeemed	1,202,506	635,162	256,142	88,321
Payable upon receipt of securities loaned	1,842,625	—	14,337,859	2,097,278
Unrealized depreciation on forward foreign currency contracts	—	68	—	—
Payable to affiliates	727,660	603,077	243,487	123,493
Payable for directors fees	—	5,800	—	—
Other accrued expenses and liabilities	—	156,785	—	—
Total liabilities	4,310,987	1,403,083	15,622,865	2,933,326
NET ASSETS	$1,101,808,247	$645,110,074	$321,110,497	$170,059,970
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$949,998,967	$727,077,620	$349,195,225	$259,397,680
Undistributed net investment income (accumulated net investment loss)	(600,647)	21,785,886	2,304,145	1,120,152
Accumulated net realized loss	(126,166,766)	(155,395,662)	(50,608,756)	(111,577,139)
Net unrealized appreciation	278,576,693	51,642,230	20,219,883	21,119,277
NET ASSETS	$1,101,808,247	$645,110,074	$321,110,497	$170,059,970
+ Including securities loaned at value	$1,752,623	$—	$13,943,464	$2,035,987
* Cost of investments in securities	$819,179,054	$579,938,838	$287,776,241	$146,177,061
** Cost of short-term investments	$5,923,018	$—	$24,992,047	$4,842,323
*** Cost of foreign currencies	$—	$459,650	$205,541	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
Class ADV:
Net Assets	$105,161,172	$22,135,820	$19,174,318	$8,380,741
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,875,853	1,913,910	584,143	895,618
Net asset value and redemption price per share	$56.06	$11.57	$32.82	$9.36
Class I:
Net Assets	$813,933,749	$342,380,617	$281,419,646	$144,889,425
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,199,904	29,371,174	8,336,186	15,218,345
Net asset value and redemption price per share	$57.32	$11.66	$33.76	$9.52
Class S:
Net Assets	$182,336,266	$279,891,521	$20,513,203	$16,789,804
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,218,916	24,151,343	612,717	1,780,144
Net asset value and redemption price per share	$56.65	$11.59	$33.48	$9.43
Class S2:
Net Assets	$377,060	$702,116	$3,330	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	6,713	60,566	101	n/a
Net asset value and redemption price per share	$56.17	$11.59	$32.84	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Small Cap Growth Portfolio	ING Columbia Small Cap Value II Portfolio	ING Davis New York Venture Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,523,382	$2,159,121	$1,382,878	$4,466,615
Interest	—	—	—	25,065
Securities lending income, net	12,979	—	—	—
Total investment income	2,536,361	2,159,121	1,382,878	4,491,680
EXPENSES:
Investment management fees	1,040,305	3,790,131	828,003	1,952,482
Distribution and service fees:
Class ADV	78,598	140,588	7,872	23,272
Class S	99,089	764,025	214,679	409,201
Class S2	2,556	24	16	—
Transfer agent fees	—	—	281	—
Administrative service fees	260,075	1,025,569	110,400	244,058
Shareholder reporting expense	—	—	9,374	—
Professional fees	—	—	11,275	—
Custody and accounting expense	—	—	10,383	—
Directors fees	—	—	3,261	—
Miscellaneous expense	1,133	1,651	5,348	896
Interest expense	—	571	—	73
Total expenses	1,481,756	5,722,559	1,200,892	2,629,982
Net waived and reimbursed fees	(333,305)	(61,122)	(3)	(53,406)
Brokerage commission recapture	—	(13,827)	(14,773)	—
Net expenses	1,148,451	5,647,610	1,186,116	2,576,576
Net investment income (loss)	1,387,910	(3,488,489)	196,762	1,915,104
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,162,919	53,816,941	26,582,491	3,147,245
Foreign currency related transactions	(52,316)	(73,195)	—	(5,826)
Net realized gain	17,110,603	53,743,746	26,582,491	3,141,419
Net change in unrealized appreciation or depreciation on:
Investments	(12,275,636)	39,939,703	(8,215,420)	7,295,671
Foreign currency related transactions	(111,646)	(1,025)	—	14,762
Net change in unrealized appreciation or depreciation	(12,387,282)	39,938,678	(8,215,420)	7,310,433
Net realized and unrealized gain	4,723,321	93,682,424	18,367,071	10,451,852
Increase in net assets resulting from operations	$6,111,231	$90,193,935	$18,563,833	$12,366,956
* Foreign taxes withheld	$18,858	$27,915	$3,033	$139,259

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Global Bond Portfolio	ING Invesco Van Kampen Comstock Portfolio	ING Invesco Van Kampen Equity and Income Portfolio	ING JPMorgan Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$44,341	$3,879,288	$6,727,839	$3,281,347
Interest	12,139,712	—	3,754,970	—
Securities lending income, net	52,979	21,289	—	13,520
Total investment income	12,237,032	3,900,577	10,482,809	3,294,867
EXPENSES:
Investment management fees	1,254,918	1,019,384	2,372,663	1,314,738
Distribution and service fees:
Class ADV	77,188	44,252	46,778	73,702
Class S	110,834	340,892	301,377	233,507
Class S2	374	—	2,132	14
Transfer agent fees	351	—	—	—
Administrative service fees	231,722	424,741	431,389	438,246
Shareholder reporting expense	30,045	—	—	—
Professional fees	21,576	—	—	—
Custody and accounting expense	108,385	—	—	—
Directors fees	7,644	—	—	—
Miscellaneous expense	21,583	623	1,587	782
Interest expense	2,016	—	—	—
Total expenses	1,866,636	1,829,892	3,155,926	2,060,989
Net waived and reimbursed fees	(349,612)	(68,643)	(426)	(3)
Brokerage commission recapture	—	(9,844)	(12,652)	—
Net expenses	1,517,024	1,751,405	3,142,848	2,060,986
Net investment income	10,720,008	2,149,172	7,339,961	1,233,881
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,875,388	18,139,262	27,879,901	16,063,242
Foreign currency related transactions	8,520,972	—	97,999	—
Futures	1,273,038	—	—	—
Swaps	(157,504)	—	—	—
Written options	4,643,115	—	—	—
Net realized gain	27,155,009	18,139,262	27,977,900	16,063,242
Net change in unrealized appreciation or depreciation on:
Investments	(11,693,862)	(1,262,749)	35,953	6,144,949
Foreign currency related transactions	(740,643)	—	(307,807)	—
Futures	1,610,101	—	—	—
Swaps	(3,946,076)	—	—	—
Written options	(238,450)	—	—	—
Net change in unrealized appreciation or depreciation	(15,008,930)	(1,262,749)	(271,854)	6,144,949
Net realized and unrealized gain	12,146,079	16,876,513	27,706,046	22,208,191
Increase in net assets resulting from operations	$22,866,087	$19,025,685	$35,046,007	$23,442,072
* Foreign taxes withheld	$—	$51,484	$89,388	$5,506

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Oppenheimer Global Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$23,214,145	$3,829,587	$181,409	$3,334,416
Interest	—	15,091,303	2,970,585	—
Securities lending income, net	1,707,627	16,332	—	133,036
Total investment income	24,921,772	18,937,222	3,151,994	3,467,452
EXPENSES:
Investment management fees	5,358,216	2,834,606	313,291	2,702,248
Distribution and service fees:
Class ADV	190,298	380,622	180	77,550
Class S	241,889	579,646	2,718	31,163
Class S2	204	2,740	—	24
Transfer agent fees	—	—	118	—
Administrative service fees	535,809	487,445	52,215	84,438
Shareholder reporting expense	—	—	7,208	—
Professional fees	—	—	9,156	—
Custody and accounting expense	—	—	8,461	—
Directors fees	—	—	181	—
Miscellaneous expense	3,260	6,340	3,067	1,546
Interest expense	27	465	—	95
Total expenses	6,329,703	4,291,864	396,595	2,897,064
Net waived and reimbursed fees	(41)	(37,584)	(22,404)	(5)
Brokerage commission recapture	—	—	(251)	(424)
Net expenses	6,329,662	4,254,280	373,940	2,896,635
Net investment income	18,592,110	14,682,942	2,778,054	570,817
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld)**	47,986,979	(6,430,217)	3,767,939	63,162,199
Foreign currency related transactions	(652,963)	3,504,737	—	—
Futures	—	817,860	—	—
Swaps	—	3,079,462	—	—
Written options	—	108,943	—	—
Net realized gain	47,334,016	1,080,785	3,767,939	63,162,199
Net change in unrealized appreciation or depreciation on:
Investments	66,401,756	16,250,863	(876,800)	6,459,076
Foreign currency related transactions	116,293	(2,952,897)	—	—
Futures	—	3,939,719	—	—
Swaps	—	(4,802,983)	(2,603)	—
Written options	—	2,349,524	—	—
Sales commitments	—	54,956	—	—
Net change in unrealized appreciation or depreciation	66,518,049	14,839,182	(879,403)	6,459,076
Net realized and unrealized gain	113,852,065	15,919,967	2,888,536	69,621,275
Increase in net assets resulting from operations	$132,444,175	$30,602,909	$5,666,590	$70,192,092
* Foreign taxes withheld	$2,533,547	$2,886	$479	$35,150
** Foreign taxes withheld on sale of Indian Investments	$36,916	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio	ING UBS U.S. Large Cap Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,937,139	$14,802,052	$1,555,455	$1,527,429
Interest	112	4,481	159,295	—
Securities lending income, net	29,106	—	6,309	868
Total investment income	3,966,357	14,806,533	1,721,059	1,528,297
EXPENSES:
Investment management fees	3,301,736	2,629,382	1,027,141	612,356
Distribution and service fees:
Class ADV	262,462	45,846	45,364	21,454
Class S	225,120	353,470	24,597	23,023
Class S2	398	822	8	—
Transfer agent fees	—	331	—	—
Administrative service fees	825,434	334,052	395,054	131,219
Shareholder reporting expense	—	33,561	—	—
Professional fees	—	32,253	—	—
Custody and accounting expense	—	131,077	—	—
Directors fees	—	8,688	—	—
Miscellaneous expense	2,033	11,559	1,523	324
Interest expense	323	1,326	164	24
Total expenses	4,617,506	3,582,367	1,493,851	788,400
Net waived and reimbursed fees	(46,809)	(165)	(2)	(87,586)
Brokerage commission recapture	(3,693)	(9,995)	(9,526)	(12,490)
Net expenses	4,567,004	3,572,207	1,484,323	688,324
Net investment income (loss)	(600,647)	11,234,326	236,736	839,973
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	56,743,672	13,291,697	22,761,858	16,037,110
Foreign currency related transactions	(4,729)	798,843	(21,766)	—
Net realized gain	56,738,943	14,090,540	22,740,092	16,037,110
Net change in unrealized appreciation or depreciation on:
Investments	(869,416)	11,655,530	(7,091,481)	(7,975,493)
Foreign currency related transactions	—	(6,844)	10,891	—
Net change in unrealized appreciation or depreciation	(869,416)	11,648,686	(7,080,590)	(7,975,493)
Net realized and unrealized gain	55,869,527	25,739,226	15,659,502	8,061,617
Increase in net assets resulting from operations	$55,268,880	$36,973,552	$15,896,238	$8,901,590
* Foreign taxes withheld	$16,421	$1,841,343	$72,379	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio		ING Baron Small Cap Growth Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$1,387,910	$2,649,323	$(3,488,489)	$(2,608,519)
Net realized gain	17,110,603	19,863,324	53,743,746	41,146,649
Net change in unrealized appreciation or depreciation	(12,387,282)	9,412,771	39,938,678	136,692,533
Increase in net assets resulting from operations	6,111,231	31,925,418	90,193,935	175,230,663
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(174,774)	—	—
Class I	—	(822,603)	—	—
Class S	—	(817,115)	—	—
Class S2	—	(52)	—	—
Total distributions	—	(1,814,544)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,289,303	77,282,915	101,438,954	119,161,393
Reinvestment of distributions	—	1,814,492	—	—
	37,289,303	79,097,407	101,438,954	119,161,393
Cost of shares redeemed	(24,885,789)	(31,239,269)	(143,039,564)	(138,764,305)
Net increase (decrease) in net assets resulting from capital share transactions	12,403,514	47,858,138	(41,600,610)	(19,602,912)
Net increase in net assets	18,514,745	77,969,012	48,593,325	155,627,751
NET ASSETS:
Beginning of period	193,735,283	115,766,271	842,731,601	687,103,850
End of period	$212,250,028	$193,735,283	$891,324,926	$842,731,601
Undistributed net investment income (accumulated net investment loss) at end of period	$3,797,431	$2,409,521	$(3,488,489)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Columbia Small Cap Value II Portfolio		ING Davis New York Venture Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$196,762	$983,106	$1,915,104	$2,747,883
Net realized gain	26,582,491	27,323,769	3,141,419	3,186,422
Net change in unrealized appreciation or depreciation	(8,215,420)	20,234,096	7,310,433	46,886,662
Increase in net assets resulting from operations	18,563,833	48,540,971	12,366,956	52,820,967
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(18,339)	—	(22,413)
Class I	—	(758,673)	—	(952,452)
Class S	—	(1,943,880)	—	(1,288,733)
Class S2	—	(67)	—	—
Total distributions	—	(2,720,959)	—	(2,263,598)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,491,052	18,258,681	38,857,718	62,825,024
Reinvestment of distributions	—	2,720,892	—	2,263,598
	11,491,052	20,979,573	38,857,718	65,088,622
Cost of shares redeemed	(61,213,759)	(54,624,055)	(39,100,953)	(109,181,308)
Net decrease in net assets resulting from capital share transactions	(49,722,707)	(33,644,482)	(243,235)	(44,092,686)
Net increase (decrease) in net assets	(31,158,874)	12,175,530	12,123,721	6,464,683
NET ASSETS:
Beginning of period	225,236,094	213,060,564	480,535,896	474,071,213
End of period	$194,077,220	$225,236,094	$492,659,617	$480,535,896
Undistributed net investment income at end of period	$980,845	$784,083	$6,779,462	$4,864,358

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global Bond Portfolio		ING Invesco Van Kampen Comstock Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$10,720,008	$32,750,887	$2,149,172	$3,624,274
Net realized gain	27,155,009	17,729,668	18,139,262	11,728,931
Net change in unrealized appreciation or depreciation	(15,008,930)	19,866,526	(1,262,749)	27,784,878
Increase in net assets resulting from operations	22,866,087	70,347,081	19,025,685	43,138,083
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(928,779)	—	(175,261)
Class I	—	(10,977,055)	—	(741,072)
Class S	—	(3,226,945)	—	(3,403,234)
Class S2	—	(100)	—	—
Total distributions	—	(15,132,879)	—	(4,319,567)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,538,007	87,584,205	22,314,003	41,252,690
Reinvestment of distributions	—	15,132,779	—	4,319,567
	16,538,007	102,716,984	22,314,003	45,572,257
Cost of shares redeemed	(57,741,749)	(99,604,133)	(38,589,739)	(57,670,926)
Net increase (decrease) in net assets resulting from capital share transactions	(41,203,742)	3,112,851	(16,275,736)	(12,098,669)
Net increase (decrease) in net assets	(18,337,655)	58,327,053	2,749,949	26,719,847
NET ASSETS:
Beginning of period	510,619,667	452,292,614	330,853,606	304,133,759
End of period	$492,282,012	$510,619,667	$333,603,555	$330,853,606
Undistributed net investment income at end of period	$46,266,005	$35,545,997	$2,716,588	$567,416

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Invesco Van Kampen Equity and Income Portfolio		ING JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$7,339,961	$15,149,074	$1,233,881	$2,769,288
Net realized gain	27,977,900	31,235,346	16,063,242	6,253,583
Net change in unrealized appreciation or depreciation	(271,854)	47,214,391	6,144,949	48,763,588
Increase in net assets resulting from operations	35,046,007	93,598,811	23,442,072	57,786,459
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(195,092)	—	(141,753)
Class I	—	(10,643,870)	—	(1,148,457)
Class S	—	(3,780,796)	—	(1,215,265)
Class S2	—	(13,909)	—	(31)
Total distributions	—	(14,633,667)	—	(2,505,506)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,666,173	50,386,797	52,783,959	104,595,538
Reinvestment of distributions	—	14,633,667	—	2,505,475
	21,666,173	65,020,464	52,783,959	107,101,013
Cost of shares redeemed	(63,653,073)	(94,064,905)	(45,462,235)	(65,975,070)
Net increase (decrease) in net assets resulting from capital share transactions	(41,986,900)	(29,044,441)	7,321,724	41,125,943
Net increase (decrease) in net assets	(6,940,893)	49,920,703	30,763,796	96,406,896
NET ASSETS:
Beginning of period	850,984,324	801,063,621	326,288,445	229,881,549
End of period	$844,043,431	$850,984,324	$357,052,241	$326,288,445
Undistributed net investment income at end of period	$10,675,497	$3,335,536	$1,756,645	$522,764

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Global Portfolio		ING PIMCO Total Return Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$18,592,110	$22,038,254	$14,682,942	$24,225,434
Net realized gain	47,334,016	584,686	1,080,785	47,016,105
Net change in unrealized appreciation or depreciation	66,518,049	220,432,216	14,839,182	3,008,923
Increase in net assets resulting from operations	132,444,175	243,055,156	30,602,909	74,250,462
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(845,780)	—	(4,338,828)
Class I	—	(22,588,655)	—	(17,589,023)
Class S	—	(2,475,668)	—	(14,499,792)
Class S2	—	(71)	—	(11,515)
Net realized gains:
Class ADV	—	—	—	(180,044)
Class I	—	—	—	(682,333)
Class S	—	—	—	(588,861)
Class S2	—	—	—	(447)
Total distributions	—	(25,910,174)	—	(37,890,843)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,872,762	56,805,327	70,459,346	333,869,537
Reinvestment of distributions	—	25,910,103	—	37,890,719
	40,872,762	82,715,430	70,459,346	371,760,256
Cost of shares redeemed	(100,370,313)	(215,389,499)	(98,352,698)	(122,062,898)
Net increase (decrease) in net assets resulting from capital share transactions	(59,497,551)	(132,674,069)	(27,893,352)	249,697,358
Net increase in net assets	72,946,624	84,470,913	2,709,557	286,056,977
NET ASSETS:
Beginning of period	1,735,888,275	1,651,417,362	1,162,307,347	876,250,370
End of period	$1,808,834,899	$1,735,888,275	$1,165,016,904	$1,162,307,347
Undistributed net investment income at end of period	$42,120,339	$23,528,229	$45,973,122	$31,290,180

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer High Yield Portfolio		ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$2,778,054	$5,884,626	$570,817	$2,461,464
Net realized gain	3,767,939	7,168,451	63,162,199	28,371,337
Net change in unrealized appreciation or depreciation	(879,403)	3,352,725	6,459,076	153,334,139
Increase in net assets resulting from operations	5,666,590	16,405,802	70,192,092	184,166,940
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,672)	(4,181)	—	(16,555)
Class I	(2,687,421)	(5,723,733)	—	(1,970,693)
Class S	(54,127)	(161,579)	—	(13,597)
Class S2	—	—	—	(3)
Total distributions	(2,743,220)	(5,889,493)	—	(2,000,848)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,739,951	22,670,528	12,361,441	27,654,044
Reinvestment of distributions	2,743,174	5,889,493	—	2,000,845
	16,483,125	28,560,021	12,361,441	29,654,889
Cost of shares redeemed	(17,351,662)	(33,995,064)	(54,881,670)	(97,867,239)
Net decrease in net assets resulting from capital share transactions	(868,537)	(5,435,043)	(42,520,229)	(68,212,350)
Net increase in net assets	2,054,833	5,081,266	27,671,863	113,953,742
NET ASSETS:
Beginning of period	100,820,393	95,739,127	818,242,508	704,288,766
End of period	$102,875,226	$100,820,393	$845,914,371	$818,242,508
Undistributed net investment income at end of period	$462,162	$427,328	$1,445,875	$875,058

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio		ING Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$(600,647)	$(610,150)	$11,234,326	$9,893,082
Net realized gain	56,738,943	39,936,588	14,090,540	1,666,989
Net change in unrealized appreciation or depreciation	(869,416)	115,590,481	11,648,686	35,202,313
Increase in net assets resulting from operations	55,268,880	154,916,919	36,973,552	46,762,384
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(31,137)	—	(226,608)
Class I	—	(274,344)	—	(7,199,119)
Class S	—	(51,974)	—	(5,422,278)
Class S2	—	(2)	—	(102)
Total distributions	—	(357,457)	—	(12,848,107)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	71,943,562	113,699,227	55,030,900	247,561,111
Reinvestment of distributions	—	357,455	—	12,848,005
	71,943,562	114,056,682	55,030,900	260,409,116
Cost of shares redeemed	(107,561,802)	(170,670,840)	(139,578,601)	(141,150,451)
Net increase (decrease) in net assets resulting from capital share transactions	(35,618,240)	(56,614,158)	(84,547,701)	119,258,665
Net increase (decrease) in net assets	19,650,640	97,945,304	(47,574,149)	153,172,942
NET ASSETS:
Beginning of period	1,082,157,607	984,212,303	692,684,223	539,511,281
End of period	$1,101,808,247	$1,082,157,607	$645,110,074	$692,684,223
Undistributed net investment income (accumulated net investment loss) at end of period	$(600,647)	$—	$21,785,886	$10,551,560

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Thornburg Value Portfolio		ING UBS U.S. Large Cap Equity Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$236,736	$2,185,001	$839,973	$1,450,564
Net realized gain	22,740,092	31,776,264	16,037,110	15,780,319
Net change in unrealized appreciation or depreciation	(7,080,590)	(1,401,372)	(7,975,493)	4,176,714
Increase in net assets resulting from operations	15,896,238	32,559,893	8,901,590	21,407,597
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(183,003)	—	(39,903)
Class I	—	(4,222,751)	—	(1,330,636)
Class S	—	(249,052)	—	(126,214)
Class S2	—	(45)	—	—
Total distributions	—	(4,654,851)	—	(1,496,753)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,495,211	96,147,812	4,893,255	12,183,502
Reinvestment of distributions	—	4,654,806	—	1,496,753
	32,495,211	100,802,618	4,893,255	13,680,255
Cost of shares redeemed	(21,879,215)	(78,733,299)	(20,142,437)	(39,560,188)
Net increase (decrease) in net assets resulting from capital share transactions	10,615,996	22,069,319	(15,249,182)	(25,879,933)
Net increase (decrease) in net assets	26,512,234	49,974,361	(6,347,592)	(5,969,089)
NET ASSETS:
Beginning of period	294,598,263	244,623,902	176,407,562	182,376,651
End of period	$321,110,497	$294,598,263	$170,059,970	$176,407,562
Undistributed net investment income at end of period	$2,304,145	$2,067,409	$1,120,152	$280,179

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)	($)	($)	($)		($)	($)
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-11	11.63	0.06 •	0.28	0.34	—		—	—
12-31-10	9.65	0.15 •	1.93	2.08	0.10		—	—
12-31-09	7.23	0.14	2.39	2.53	0.11		—	—
12-31-08	11.24	0.15	(2.80)	(2.65)	0.05		1.31	—
12-31-07	13.35	0.08 •	(0.42)	(0.34)	0.03		1.74	—
12-31-06	11.63	0.02	1.73	1.75	0.00	*	0.03	—
Class I
06-30-11	11.91	0.09	0.28	0.37	—		—	—
12-31-10	9.86	0.20 •	1.98	2.18	0.13		—	—
12-31-09	7.38	0.17	2.47	2.64	0.16		—	—
12-31-08	11.46	0.20 •	(2.86)	(2.66)	0.11		1.31	—
12-31-07	13.58	0.14 •	(0.43)	(0.29)	0.09		1.74	—
12-31-06	11.77	0.09 •	1.75	1.84	0.00	*	0.03	—
Class S
06-30-11	11.82	0.08	0.28	0.36	—		—	—
12-31-10	9.80	0.14	1.99	2.13	0.11		—	—
12-31-09	7.34	0.16 •	2.44	2.60	0.14		—	—
12-31-08	11.40	0.17 •	(2.84)	(2.67)	0.08		1.31	—
12-31-07	13.51	0.11 •	(0.42)	(0.31)	0.06		1.74	—
12-31-06	11.74	0.05	1.75	1.80	0.00	*	0.03	—
Class S2
06-30-11	11.59	0.07 •	0.28	0.35	—		—	—
12-31-10	9.61	0.22 •	1.86	2.08	0.10		—	—
02-27-09(4)-12-31-09	5.84	0.14 •	3.79	3.93	0.16		—	—
ING Baron Small Cap Growth Portfolio
Class ADV
06-30-11	18.52	(0.10)	2.02	1.92	—		—	—
12-31-10	14.67	(0.10)	3.95	3.85	—		—	—
12-31-09	10.88	(0.12)	3.91	3.79	—		—	—
12-31-08	19.16	(0.14)	(7.62)	(7.76)	—		0.52	—
12-31-07	18.11	(0.12)	1.17	1.05	—		—	—
12-31-06	15.90	(0.10)	2.46	2.36	—		0.15	—
Class I
06-30-11	19.37	(0.07)	2.14	2.07	—		—	—
12-31-10	15.27	(0.03)	4.13	4.10	—		—	—
12-31-09	11.27	(0.07)	4.07	4.00	—		—	—
12-31-08	19.73	(0.05)•	(7.89)	(7.94)	—		0.52	—
12-31-07	18.55	(0.02)	1.20	1.18	—		—	—
12-31-06	16.21	(0.02)	2.51	2.49	—		0.15	—
Class S
06-30-11	18.95	(0.08)	2.09	2.01	—		—	—
12-31-10	14.98	(0.07)	4.04	3.97	—		—	—
12-31-09	11.08	(0.09)	3.99	3.90	—		—	—
12-31-08	19.45	(0.08)•	(7.77)	(7.85)	—		0.52	—
12-31-07	18.33	(0.06)	1.18	1.12	—		—	—
12-31-06	16.06	(0.06)	2.48	2.42	—		0.15	—
Class S2
06-30-11	18.55	(0.02)•	1.97	1.95	—		—	—
12-31-10	14.69	(0.09)	3.95	3.86	—		—	—
02-27-09(4)-12-31-09	9.31	(0.10)	5.48	5.38	—		—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-11	—	11.97	2.92	1.75	1.43		1.43		1.04		35,787	46
12-31-10	0.10	11.63	21.80	1.75	1.44	†	1.44	†	1.47	†	26,712	98
12-31-09	0.11	9.65	35.20	1.75	1.44	†	1.44	†	1.82	†	10,511	135
12-31-08	1.36	7.23	(26.69)	1.75	1.52		1.52		1.50		7,861	191
12-31-07	1.77	11.24	(3.17)	1.75	1.52		1.52		0.58		12,309	146
12-31-06	0.03	13.35	15.14	1.75	1.72		1.72		0.18		12,602	156
Class I
06-30-11	—	12.28	3.11	1.25	0.93		0.93		1.50		97,237	46
12-31-10	0.13	11.91	22.36	1.25	0.94	†	0.94	†	1.92	†	91,413	98
12-31-09	0.16	9.86	36.02	1.25	0.94	†	0.94	†	2.28	†	51,654	135
12-31-08	1.42	7.38	(26.37)	1.25	1.02		1.02		2.04		35,922	191
12-31-07	1.83	11.46	(2.70)	1.25	1.02		1.02		1.09		47,079	146
12-31-06	0.03	13.58	15.75	1.25	1.22		1.22		0.71		48,088	156
Class S
06-30-11	—	12.18	3.05	1.50	1.18		1.18		1.25		77,996	46
12-31-10	0.11	11.82	22.02	1.50	1.19	†	1.19	†	1.68	†	75,285	98
12-31-09	0.14	9.80	35.68	1.50	1.19	†	1.19	†	2.03	†	53,596	135
12-31-08	1.39	7.34	(26.56)	1.50	1.27		1.27		1.80		31,260	191
12-31-07	1.80	11.40	(2.90)	1.50	1.27		1.27		0.82		40,309	146
12-31-06	0.03	13.51	15.43	1.50	1.47		1.47		0.39		47,839	156
Class S2
06-30-11	—	11.94	3.02	1.75	1.33		1.33		1.25		1,230	46
12-31-10	0.10	11.59	21.87	1.75	1.34	†	1.34	†	2.01	†	326	98
02-27-09(4)-12-31-09	0.16	9.61	67.61	1.75	1.34	†	1.34	†	2.06	†	5	135
ING Baron Small Cap Growth Portfolio
Class ADV
06-30-11	—	20.44	10.37	1.58	1.58		1.58		(1.09)		60,160	10
12-31-10	—	18.52	26.24	1.58	1.58	†	1.58	†	(0.65	)†	51,458	19
12-31-09	—	14.67	34.83	1.58	1.57		1.57		(1.07)		36,133	13
12-31-08	0.52	10.88	(41.41)	1.58	1.58	†	1.58	†	(0.80	)†	23,542	30
12-31-07	—	19.16	5.80	1.58	1.58		1.58		(0.61)		48,449	23
12-31-06	0.15	18.11	15.02	1.58	1.58		1.58		(0.63)		45,591	15
Class I
06-30-11	—	21.44	10.69	1.08	1.08		1.08		(0.60)		197,864	10
12-31-10	—	19.37	26.85	1.08	1.08	†	1.08	†	(0.17	)†	231,264	19
12-31-09	—	15.27	35.49	1.08	1.07		1.07		(0.57)		184,220	13
12-31-08	0.52	11.27	(41.12)	1.08	1.08	†	1.08	†	(0.29	)†	131,199	30
12-31-07	—	19.73	6.36	1.08	1.08		1.08		(0.10)		181,259	23
12-31-06	0.15	18.55	15.54	1.08	1.08		1.08		(0.13)		130,780	15
Class S
06-30-11	—	20.96	10.61	1.33	1.31		1.31		(0.82)		633,170	10
12-31-10	—	18.95	26.50	1.33	1.31	†	1.31	†	(0.41	)†	560,004	19
12-31-09	—	14.98	35.20	1.33	1.30		1.30		(0.80)		466,746	13
12-31-08	0.52	11.08	(41.25)	1.33	1.31	†	1.31	†	(0.52	)†	291,833	30
12-31-07	—	19.45	6.11	1.33	1.32		1.32		(0.34)		415,539	23
12-31-06	0.15	18.33	15.24	1.33	1.33		1.33		(0.38)		299,287	15
Class S2
06-30-11	—	20.50	10.51	1.58	1.48		1.48		(0.29)		131	10
12-31-10	—	18.55	26.28	1.58	1.48	†	1.48	†	(0.58	)†	6	19
02-27-09(4)-12-31-09	—	14.69	57.79	1.58	1.47		1.47		(0.97)		5	13

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Columbia Small Cap Value II Portfolio
Class ADV
06-30-11	10.29	(0.00	)•,*	0.77	0.77	—	—	—
12-31-10	8.36	0.02	•	2.04	2.06	0.13	—	—
12-31-09	6.78	0.05		1.59	1.64	0.06	—	—
12-31-08	10.41	0.09	•	(3.62)	(3.53)	0.02	0.08	—
12-31-07	10.15	0.05	•	0.23	0.28	0.02	—	—
12-29-06(4)-12-31-06	10.15	(0.00	)*	—	(0.00)*	—	—	—
Class I
06-30-11	10.44	0.02	•	0.80	0.82	—	—	—
12-31-10	8.46	0.06		2.06	2.12	0.14	—	—
12-31-09	6.85	0.07	•	1.65	1.72	0.11	—	—
12-31-08	10.48	0.14	•	(3.67)	(3.53)	0.02	0.08	—
12-31-07	10.17	0.10	•	0.23	0.33	0.02	—	—
04-28-06(4)-12-31-06	10.00	0.05		0.12	0.17	—	—	—
Class S
06-30-11	10.39	0.01		0.78	0.79	—	—	—
12-31-10	8.41	0.04	•	2.06	2.10	0.12	—	—
12-31-09	6.82	0.06		1.62	1.68	0.09	—	—
12-31-08	10.44	0.11	•	(3.64)	(3.53)	0.01	0.08	—
12-31-07	10.15	0.07	•	0.23	0.30	0.01	—	—
05-01-06(4)-12-31-06	9.95	0.04	•	0.16	0.20	—	—	—
Class S2
06-30-11	10.27	(0.00	)•,*	0.78	0.78	—	—	—
12-31-10	8.33	0.03		2.03	2.06	0.12	—	—
02-27-09(4)-12-31-09	5.20	0.04	•	3.20	3.24	0.11	—	—
ING Davis New York Venture Portfolio
Class ADV
06-30-11	17.57	0.04	•	0.39	0.43	—	—	—
12-31-10	15.77	0.05	•	1.80	1.85	0.05	—	—
12-31-09	12.02	0.04	•	3.71	3.75	—	—	—
12-31-08	20.07	0.09		(7.92)	(7.83)	0.04	0.18	—
12-31-07	19.39	0.19	•	0.57	0.76	—	0.08	—
12-31-06	18.46	0.07		2.29	2.36	—	1.43	—
Class I
06-30-11	17.99	0.09	•	0.39	0.48	—	—	—
12-31-10	16.12	0.12	•	1.85	1.97	0.10	—	—
12-31-09	12.32	0.10	•	3.82	3.92	0.12	—	—
12-31-08	20.60	0.15	•	(8.09)	(7.94)	0.16	0.18	—
12-31-07	19.87	0.31	•	0.57	0.88	0.07	0.08	—
12-31-06	18.79	0.18	•	2.34	2.52	0.01	1.43	—
Class S
06-30-11	17.76	0.06	•	0.41	0.47	—	—	—
12-31-10	15.93	0.09		1.81	1.90	0.07	—	—
12-31-09	12.18	0.06		3.78	3.84	0.09	—	—
12-31-08	20.39	0.11	•	(8.02)	(7.91)	0.12	0.18	—
12-31-07	19.70	0.25	•	0.57	0.82	0.05	0.08	—
12-31-06	18.69	0.13	•	2.31	2.44	—	1.43	—
ING Global Bond Portfolio
Class ADV
06-30-11	11.67	0.23	•	0.28	0.51	—	—	—
12-31-10	10.45	0.70	•	0.88	1.58	0.36	—	—
12-31-09	8.84	0.40		1.51	1.91	0.30	—	—
12-31-08	11.12	0.55	•	(2.28)	(1.73)	0.51	0.04	—
12-31-07	10.76	0.59	•	0.28	0.87	0.51	—	—
12-31-06	9.98	0.62	•	0.18	0.80	0.02	—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Columbia Small Cap Value II Portfolio
Class ADV
06-30-11	—	11.06	7.48	1.39	1.39		1.37		(0.02)		4,142	19
12-31-10	0.13	10.29	24.98	1.40	1.40	†	1.37	†	0.25	†	2,071	62
12-31-09	0.06	8.36	24.28	1.45	1.44	†	1.44	†	0.52	†	534	86
12-31-08	0.10	6.78	(34.22)	1.41	1.41	†	1.38	†	1.03	†	444	73
12-31-07	0.02	10.41	2.73	1.38	1.38		1.35		0.50		330	50
12-29-06(4)-12-31-06	—	10.15	—	1.49	1.49		1.46		(1.46)		1	48
Class I
06-30-11	—	11.26	7.85	0.89	0.89		0.87		0.29		20,602	19
12-31-10	0.14	10.44	25.48	0.90	0.90	†	0.87	†	0.67	†	55,866	62
12-31-09	0.11	8.46	25.20	0.95	0.94	†	0.94	†	1.09	†	46,600	86
12-31-08	0.10	6.85	(33.93)	0.91	0.91	†	0.88	†	1.63	†	225,673	73
12-31-07	0.02	10.48	3.21	0.88	0.88		0.85		0.94		46,922	50
04-28-06(4)-12-31-06	—	10.17	1.70	0.99	0.99		0.96		0.78		11,698	48
Class S
06-30-11	—	11.18	7.60	1.14	1.14		1.12		0.15		169,326	19
12-31-10	0.12	10.39	25.28	1.15	1.15	†	1.12	†	0.41	†	167,293	62
12-31-09	0.09	8.41	24.72	1.20	1.19	†	1.19	†	0.75	†	165,922	86
12-31-08	0.09	6.82	(34.08)	1.16	1.16	†	1.13	†	1.22	†	150,309	73
12-31-07	0.01	10.44	2.97	1.13	1.13		1.10		0.65		161,301	50
05-01-06(4)-12-31-06	—	10.15	2.01	1.24	1.24		1.21		0.53		76,010	48
Class S2
06-30-11	—	11.05	7.59	1.39	1.29		1.27		0.03		7	19
12-31-10	0.12	10.27	25.04	1.40	1.30	†	1.27	†	0.29	†	6	62
02-27-09(4)-12-31-09	0.11	8.33	62.42	1.45	1.34	†	1.34	†	0.60	†	5	86
ING Davis New York Venture Portfolio
Class ADV
06-30-11	—	18.00	2.45	1.40	1.38		1.38		0.46		9,826	5
12-31-10	0.05	17.57	11.79	1.40	1.38		1.38		0.30		8,442	15
12-31-09	—	15.77	31.20	1.40	1.39		1.39		0.31		4,844	23
12-31-08	0.22	12.02	(39.35)	1.40	1.40		1.40		0.41		5,662	20
12-31-07	0.08	20.07	3.91	1.40	1.40		1.40		0.94		10,214	10
12-31-06	1.43	19.39	13.58	1.40	1.40		1.40		0.44		13,203	6
Class I
06-30-11	—	18.47	2.67	0.90	0.88		0.88		0.96		166,648	5
12-31-10	0.10	17.99	12.33	0.90	0.88		0.88		0.74		143,679	15
12-31-09	0.12	16.12	31.96	0.90	0.89		0.89		0.76		165,713	23
12-31-08	0.34	12.32	(39.06)	0.90	0.90		0.90		0.92		133,936	20
12-31-07	0.15	20.60	4.43	0.90	0.90		0.90		1.49		101,763	10
12-31-06	1.44	19.87	14.19	0.90	0.90		0.90		0.94		59,749	6
Class S
06-30-11	—	18.23	2.65	1.15	1.13		1.13		0.71		316,185	5
12-31-10	0.07	17.76	11.99	1.15	1.13		1.13		0.51		328,415	15
12-31-09	0.09	15.93	31.62	1.15	1.14		1.14		0.49		303,513	23
12-31-08	0.30	12.18	(39.22)	1.15	1.15		1.15		0.67		213,686	20
12-31-07	0.13	20.39	4.16	1.15	1.15		1.15		1.23		231,511	10
12-31-06	1.43	19.70	13.85	1.15	1.15		1.15		0.69		134,821	6
ING Global Bond Portfolio
Class ADV
06-30-11	—	12.18	4.37	1.17	1.03		1.03		3.85		31,423	270
12-31-10	0.36	11.67	15.22	1.04	1.02		1.02		6.27		30,887	117
12-31-09	0.30	10.45	21.66	1.04	1.01		1.01		4.79		20,170	136
12-31-08	0.55	8.84	(16.38)	1.04	1.00	†	1.00	†	5.19	†	16,393	108
12-31-07	0.51	11.12	8.28	1.04	1.00		1.00		5.41		20,460	104
12-31-06	0.02	10.76	7.99	1.04	1.00		1.00		6.09		9,266	140

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Global Bond Portfolio (continued)
Class I
06-30-11	11.77	0.26	•	0.28	0.54	—	—	—
12-31-10	10.48	0.75		0.90	1.65	0.36	—	—
12-31-09	8.92	0.48	•	1.49	1.97	0.41	—	—
12-31-08	11.20	0.54	•	(2.22)	(1.68)	0.56	0.04	—
12-31-07	10.80	0.64	•	0.28	0.92	0.52	—	—
12-31-06	10.00	0.66	•	0.18	0.84	0.04	—	—
Class S
06-30-11	11.76	0.25	•	0.28	0.53	—	—	—
12-31-10	10.50	0.74	•	0.88	1.62	0.36	—	—
12-31-09	8.92	0.49	•	1.45	1.94	0.36	—	—
12-31-08	11.21	0.48	•	(2.19)	(1.71)	0.54	0.04	—
12-31-07	10.81	0.62	•	0.27	0.89	0.49	—	—
12-31-06	9.99	0.64	•	0.19	0.83	0.01	—	—
Class S2
06-30-11	11.69	0.25	•	0.27	0.52	—	—	—
03-08-10(4)-12-31-10	10.74	0.57	•	0.74	1.31	0.36	—	—
ING Invesco Van Kampen Comstock Portfolio
Class ADV
06-30-11	10.13	0.05		0.51	0.56	—	—	—
12-31-10	8.92	0.09		1.23	1.32	0.11	—	—
12-31-09	7.09	0.09		1.91	2.00	0.17	—	—
12-31-08	12.34	0.17	•	(4.47)	(4.30)	0.30	0.65	—
12-31-07	13.17	0.17	•	(0.48)	(0.31)	0.16	0.36	—
12-31-06	12.08	0.18	•	1.62	1.80	0.09	0.62	—
Class I
06-30-11	10.19	0.08		0.51	0.59	—	—	—
12-31-10	8.97	0.14		1.23	1.37	0.15	—	—
12-31-09	7.12	0.13	•	1.93	2.06	0.21	—	—
12-31-08	12.55	0.23		(4.55)	(4.32)	0.46	0.65	—
12-31-07	13.37	0.24		(0.49)	(0.25)	0.21	0.36	—
12-31-06	12.22	0.24	•	1.66	1.90	0.13	0.62	—
Class S
06-30-11	10.18	0.07		0.50	0.57	—	—	—
12-31-10	8.96	0.11		1.24	1.35	0.13	—	—
12-31-09	7.12	0.11		1.92	2.03	0.19	—	—
12-31-08	12.49	0.21		(4.53)	(4.32)	0.40	0.65	—
12-31-07	13.30	0.21		(0.49)	(0.28)	0.17	0.36	—
12-31-06	12.16	0.21	•	1.64	1.85	0.09	0.62	—
ING Invesco Van Kampen Equity and Income Portfolio
Class ADV
06-30-11	33.75	0.23	•	1.08	1.31	—	—	—
12-31-10	30.64	0.46	•	3.13	3.59	0.48	—	—
12-31-09	25.44	0.44	•	5.17	5.61	0.41	—	—
12-31-08	37.09	0.71	•	(9.08)	(8.37)	1.37	1.91	—
12-31-07	37.82	0.74	•	0.41	1.15	0.78	1.10	—
12-31-06	35.55	0.72	•	3.43	4.15	0.59	1.29	—
Class I
06-30-11	34.22	0.31	•	1.11	1.42	—	—	—
12-31-10	31.03	0.63	•	3.18	3.81	0.62	—	—
12-31-09	25.75	0.59	•	5.25	5.84	0.56	—	—
12-31-08	37.76	1.03		(9.38)	(8.35)	1.75	1.91	—
12-31-07	38.47	0.95	•	0.41	1.36	0.97	1.10	—
12-31-06	36.09	0.92	•	3.48	4.40	0.73	1.29	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Global Bond Portfolio (continued)
Class I
06-30-11	—	12.31	4.59	0.67	0.53		0.53		4.34		372,662	270
12-31-10	0.36	11.77	15.86	0.54	0.52		0.52		6.82		386,383	117
12-31-09	0.41	10.48	22.14	0.54	0.53		0.53		4.99		334,527	136
12-31-08	0.60	8.92	(15.89)	0.54	0.54	†	0.54	†	5.12	†	451,197	108
12-31-07	0.52	11.20	8.76	0.54	0.54		0.54		5.80		415,035	104
12-31-06	0.04	10.80	8.42	0.54	0.54		0.54		6.39		359,888	140
Class S
06-30-11	—	12.29	4.51	0.92	0.78		0.78		4.11		87,809	270
12-31-10	0.36	11.76	15.54	0.79	0.77		0.77		6.57		93,346	117
12-31-09	0.36	10.50	21.85	0.79	0.76		0.76		5.04		97,596	136
12-31-08	0.58	8.92	(16.10)	0.79	0.75	†	0.75	†	4.53	†	88,592	108
12-31-07	0.49	11.21	8.50	0.79	0.75		0.75		5.61		83,977	104
12-31-06	0.01	10.81	8.33	0.79	0.75		0.75		6.20		56,054	140
Class S2
06-30-11	—	12.21	4.45	1.17	0.93		0.93		4.22		387	270
03-08-10(4)-12-31-10	0.36	11.69	12.31	1.04	0.92		0.92		6.16		3	117
ING Invesco Van Kampen Comstock Portfolio
Class ADV
06-30-11	—	10.69	5.53	1.35	1.31		1.30		0.99		18,288	14
12-31-10	0.11	10.13	14.81	1.35	1.31	†	1.31	†	0.90	†	17,041	23
12-31-09	0.17	8.92	28.22	1.35	1.31		1.31		1.16		16,306	27
12-31-08	0.95	7.09	(36.64)	1.35	1.31		1.31		1.66		13,778	47
12-31-07	0.52	12.34	(2.51)	1.35	1.34		1.34		1.27		40,111	26
12-31-06	0.71	13.17	15.57	1.38	1.34		1.34		1.42		37,431	27
Class I
06-30-11	—	10.78	5.79	0.85	0.81		0.80		1.49		49,140	14
12-31-10	0.15	10.19	15.38	0.85	0.81	†	0.81	†	1.40	†	49,022	23
12-31-09	0.21	8.97	28.92	0.85	0.81		0.81		1.78		50,240	27
12-31-08	1.11	7.12	(36.36)	0.85	0.81		0.81		2.20		357,863	47
12-31-07	0.57	12.55	(2.04)	0.85	0.84		0.84		1.78		608,951	26
12-31-06	0.75	13.37	16.19	0.88	0.84		0.84		1.91		634,470	27
Class S
06-30-11	—	10.75	5.60	1.10	1.06		1.05		1.24		266,175	14
12-31-10	0.13	10.18	15.13	1.10	1.06	†	1.06	†	1.15	†	264,791	23
12-31-09	0.19	8.96	28.53	1.10	1.06		1.06		1.42		237,588	27
12-31-08	1.05	7.12	(36.48)	1.10	1.06		1.06		1.95		197,126	47
12-31-07	0.53	12.49	(2.28)	1.10	1.09		1.09		1.52		342,155	26
12-31-06	0.71	13.30	15.86	1.13	1.09		1.09		1.67		358,431	27
ING Invesco Van Kampen Equity and Income Portfolio
Class ADV
06-30-11	—	35.06	3.88	1.15	1.15		1.15		1.30		20,800	11
12-31-10	0.48	33.75	11.77	1.15	1.15	†	1.15	†	1.44	†	14,995	38
12-31-09	0.41	30.64	22.06	1.13	1.13	†	1.12	†	1.66	†	10,735	74
12-31-08	3.28	25.44	(23.76)	1.07	1.07		1.07		2.21		10,334	111
12-31-07	1.88	37.09	3.06	1.07	1.07		1.07		1.92		14,242	89
12-31-06	1.88	37.82	12.12	1.07	1.07		1.07		1.98		18,385	57
Class I
06-30-11	—	35.64	4.15	0.65	0.65		0.65		1.78		595,987	11
12-31-10	0.62	34.22	12.32	0.65	0.65	†	0.65	†	1.96	†	594,282	38
12-31-09	0.56	31.03	22.69	0.63	0.63	†	0.62	†	2.16	†	572,527	74
12-31-08	3.66	25.75	(23.38)	0.57	0.57		0.57		2.70		516,378	111
12-31-07	2.07	37.76	3.56	0.57	0.57		0.57		2.42		811,810	89
12-31-06	2.02	38.47	12.67	0.57	0.57		0.57		2.49		925,305	57

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)		($)	($)
ING Invesco Van Kampen Equity and Income Portfolio (continued)
Class S
06-30-11	33.97	0.27	•	1.10	1.37	—		—	—
12-31-10	30.81	0.54	•	3.16	3.70	0.54		—	—
12-31-09	25.58	0.51	•	5.21	5.72	0.49		—	—
12-31-08	37.50	0.79	•	(9.16)	(8.37)	1.64		1.91	—
12-31-07	38.24	0.83	•	0.42	1.25	0.89		1.10	—
12-31-06	35.93	0.82	•	3.47	4.29	0.69		1.29	—
Class S2
06-30-11	33.70	0.24	•	1.09	1.33	—		—	—
12-31-10	30.62	0.50	•	3.12	3.62	0.54		—	—
02-27-09(4)-12-31-09	22.18	0.33		8.58	8.91	0.47		—	—
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-11	13.78	0.02		0.92	0.94	—		—	—
12-31-10	11.30	0.07		2.48	2.55	0.07		—	—
12-31-09	9.24	0.12		2.21	2.33	0.11		0.16	—
12-31-08	15.50	0.14		(4.90)	(4.76)	0.18		1.32	—
12-31-07	16.03	0.09		0.25	0.34	0.07		0.80	—
12-31-06	13.89	0.07		2.18	2.25	0.00	*	0.11	—
Class I
06-30-11	13.95	0.06		0.93	0.99	—		—	—
12-31-10	11.42	0.14		2.52	2.66	0.13		—	—
12-31-09	9.33	0.17		2.23	2.40	0.15		0.16	—
12-31-08	15.77	0.22		(5.00)	(4.78)	0.34		1.32	—
12-31-07	16.26	0.19	•	0.24	0.43	0.12		0.80	—
12-31-06	14.02	0.14		2.21	2.35	0.00	*	0.11	—
Class S
06-30-11	13.88	0.05		0.91	0.96	—		—	—
12-31-10	11.37	0.11		2.50	2.61	0.10		—	—
12-31-09	9.29	0.15		2.22	2.37	0.13		0.16	—
12-31-08	15.67	0.16	•	(4.94)	(4.78)	0.28		1.32	—
12-31-07	16.17	0.15		0.24	0.39	0.09		0.80	—
12-31-06	13.98	0.12		2.18	2.30	0.00	*	0.11	—
Class S2
06-30-11	13.79	0.03		0.92	0.95	—		—	—
12-31-10	11.30	0.09		2.48	2.57	0.08		—	—
02-27-09(4)-12-31-09	7.54	0.12		3.92	4.04	0.12		0.16	—
ING Oppenheimer Global Portfolio
Class ADV
06-30-11	13.46	0.12		0.89	1.01	—		—	—
12-31-10	11.83	0.11	•	1.69	1.80	0.17		—	—
12-31-09	8.80	0.11	•	3.28	3.39	0.17		0.19	—
12-31-08	16.38	0.30		(6.53)	(6.23)	0.23		1.12	—
12-31-07	16.22	0.17	•	0.81	0.98	0.11		0.71	—
12-31-06	13.85	0.07	•	2.33	2.40	0.01		0.02	—
Class I
06-30-11	13.88	0.15	•	0.93	1.08	—		—	—
12-31-10	12.17	0.18	•	1.74	1.92	0.21		—	—
12-31-09	9.07	0.17	•	3.38	3.55	0.26		0.19	—
12-31-08	16.87	0.32		(6.67)	(6.35)	0.33		1.12	—
12-31-07	16.68	0.27	•	0.82	1.09	0.19		0.71	—
12-31-06	14.17	0.15	•	2.39	2.54	0.01		0.02	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Invesco Van Kampen Equity and Income Portfolio (continued)
Class S
06-30-11	—	35.34	4.03	0.90	0.90		0.90		1.53		226,434	11
12-31-10	0.54	33.97	12.05	0.90	0.90	†	0.90	†	1.71	†	240,865	38
12-31-09	0.49	30.81	22.37	0.88	0.88	†	0.87	†	1.91	†	217,798	74
12-31-08	3.55	25.58	(23.56)	0.82	0.82		0.82		2.49		193,142	111
12-31-07	1.99	37.50	3.29	0.82	0.82		0.82		2.16		133,013	89
12-31-06	1.98	38.24	12.40	0.82	0.82		0.82		2.25		88,409	57
Class S2
06-30-11	—	35.03	3.95	1.15	1.05		1.05		1.38		822	11
12-31-10	0.54	33.70	11.88	1.15	1.05	†	1.05	†	1.61	†	843	38
02-27-09(4)-12-31-09	0.47	30.62	40.18	1.13	1.03	†	1.02	†	1.65	†	4	74
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-11	—	14.72	6.82	1.50	1.50		1.50		0.39		31,743	20
12-31-10	0.07	13.78	22.63	1.50	1.50	†	1.50	†	0.69	†	26,954	40
12-31-09	0.27	11.30	25.34	1.50	1.50	†	1.50	†	1.33	†	16,622	40
12-31-08	1.50	9.24	(33.17)	1.50	1.50	†	1.50	†	0.94	†	13,624	58
12-31-07	0.87	15.50	2.06	1.50	1.50		1.50		0.64		24,824	52
12-31-06	0.11	16.03	16.26	1.53	1.53		1.53		0.61		22,123	44
Class I
06-30-11	—	14.94	7.10	1.00	1.00		1.00		0.88		138,468	20
12-31-10	0.13	13.95	23.30	1.00	1.00	†	1.00	†	1.18	†	126,864	40
12-31-09	0.31	11.42	25.90	1.00	1.00	†	1.00	†	1.83	†	100,239	40
12-31-08	1.66	9.33	(32.86)	1.00	1.00	†	1.00	†	1.46	†	80,515	58
12-31-07	0.92	15.77	2.61	1.00	1.00		1.00		1.15		145,638	52
12-31-06	0.11	16.26	16.84	1.03	1.03		1.03		1.08		125,602	44
Class S
06-30-11	—	14.84	6.92	1.25	1.25		1.25		0.62		186,835	20
12-31-10	0.10	13.88	22.97	1.25	1.25	†	1.25	†	0.94	†	172,465	40
12-31-09	0.29	11.37	25.65	1.25	1.25	†	1.25	†	1.58	†	113,016	40
12-31-08	1.60	9.29	(33.04)	1.25	1.25	†	1.25	†	1.29	†	78,604	58
12-31-07	0.89	15.67	2.34	1.25	1.25		1.25		0.89		89,851	52
12-31-06	0.11	16.17	16.52	1.28	1.28		1.28		0.81		91,338	44
Class S2
06-30-11	—	14.74	6.89	1.50	1.40		1.40		0.46		6	20
12-31-10	0.08	13.79	22.75	1.50	1.40	†	1.40	†	0.76	†	5	40
02-27-09(4)-12-31-09	0.28	11.30	53.76	1.50	1.40	†	1.40	†	1.51	†	4	40
ING Oppenheimer Global Portfolio
Class ADV
06-30-11	—	14.47	7.50	1.16	1.16		1.16		1.65		77,709	7
12-31-10	0.17	13.46	15.42	1.16	1.16	†	1.16	†	0.88	†	71,603	15
12-31-09	0.36	11.83	39.04	1.16	1.16	†	1.16	†	1.09	†	54,626	12
12-31-08	1.35	8.80	(40.65)	1.16	1.16	†	1.16	†	1.60	†	40,813	12
12-31-07	0.82	16.38	6.04	1.16	1.15		1.15		1.08		99,669	14
12-31-06	0.03	16.22	17.36	1.16	1.15		1.15		0.51		95,286	23
Class I
06-30-11	—	14.96	7.78	0.66	0.66		0.66		2.13		1,528,196	7
12-31-10	0.21	13.88	16.06	0.66	0.66	†	0.66	†	1.40	†	1,479,319	15
12-31-09	0.45	12.17	39.73	0.66	0.66	†	0.66	†	1.63	†	1,414,460	12
12-31-08	1.45	9.07	(40.38)	0.66	0.66	†	0.66	†	2.07	†	1,124,127	12
12-31-07	0.90	16.87	6.57	0.66	0.66		0.66		1.57		2,289,589	14
12-31-06	0.03	16.68	17.98	0.66	0.66		0.66		0.96		2,518,662	23

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Oppenheimer Global Portfolio (continued)
Class S
06-30-11	13.50	0.13		0.90	1.03	—	—	—
12-31-10	11.84	0.14	•	1.70	1.84	0.18	—	—
12-31-09	8.82	0.14	•	3.30	3.44	0.23	0.19	—
12-31-08	16.46	0.23	•	(6.46)	(6.23)	0.29	1.12	—
12-31-07	16.31	0.23	•	0.80	1.03	0.17	0.71	—
12-31-06	13.90	0.10	•	2.34	2.44	0.01	0.02	—
Class S2
06-30-11	13.36	0.15	•	0.86	1.01	—	—	—
12-31-10	11.73	0.12		1.68	1.80	0.17	—	—
02-27-09(4)-12-31-09	7.35	0.12	•	4.71	4.83	0.26	0.19	—
ING PIMCO Total Return Portfolio
Class ADV
06-30-11	11.89	0.13		0.17	0.30	—	—	—
12-31-10	11.46	0.23	•	0.61	0.84	0.39	0.02	—
12-31-09	10.91	0.35	•	0.96	1.31	0.35	0.41	—
12-31-08	11.66	0.46	•	(0.52)	(0.06)	0.52	0.17	—
12-31-07	11.03	0.44	•	0.55	0.99	0.36	—	—
12-31-06	10.81	0.36	•	0.03	0.39	0.17	—	—
Class I
06-30-11	12.15	0.18		0.16	0.34	—	—	—
12-31-10	11.67	0.29	•	0.63	0.92	0.42	0.02	—
12-31-09	11.08	0.42	•	0.97	1.39	0.39	0.41	—
12-31-08	11.81	0.53	•	(0.54)	(0.01)	0.55	0.17	—
12-31-07	11.16	0.51	•	0.55	1.06	0.41	—	—
12-31-06	10.92	0.42	•	0.03	0.45	0.21	—	—
Class S
06-30-11	12.04	0.16		0.16	0.32	—	—	—
12-31-10	11.58	0.26	•	0.62	0.88	0.40	0.02	—
12-31-09	11.01	0.39	•	0.96	1.35	0.37	0.41	—
12-31-08	11.75	0.49	•	(0.52)	(0.03)	0.54	0.17	—
12-31-07	11.11	0.48	•	0.55	1.03	0.39	—	—
12-31-06	10.87	0.39	•	0.04	0.43	0.19	—	—
Class S2
06-30-11	11.85	0.14	•	0.17	0.31	—	—	—
12-31-10	11.44	0.29	•	0.56	0.85	0.42	0.02	—
02-27-09(4)-12-31-09	10.55	0.35	•	1.34	1.69	0.39	0.41	—
ING Pioneer High Yield Portfolio
Class I
06-30-11	11.24	0.31		0.32	0.63	0.30	—	—
12-31-10	10.05	0.65		1.19	1.84	0.65	—	—
12-31-09	6.52	0.67	•	3.49	4.16	0.63	—	—
12-31-08	10.25	0.74	•	(3.54)	(2.80)	0.70	0.23	—
12-31-07	10.22	0.59	•	0.03	0.62	0.59	—	—
01-03-06(4)-12-31-06	10.00	0.57	•	0.23	0.80	0.55	0.03	—
Class S
06-30-11	11.23	0.29	•	0.33	0.62	0.29	—	—
12-31-10	10.04	0.62	•	1.19	1.81	0.62	—	—
12-31-09	6.52	0.61	•	3.52	4.13	0.61	—	—
12-31-08	10.25	0.67	•	(3.49)	(2.82)	0.68	0.23	—
12-31-07	10.22	0.57	•	0.03	0.60	0.57	—	—
01-20-06(4)-12-31-06	9.99	0.54	•	0.24	0.78	0.52	0.03	—

					Ratios to average net assets								Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)		Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)		(%)		(%)		(%)		(%)		($000's)	(%)
ING Oppenheimer Global Portfolio (continued)
Class S
06-30-11	—	14.53	7.63		0.91		0.91		0.91		1.90		202,363	7
12-31-10	0.18	13.50	15.80		0.91		0.91	†	0.91	†	1.17	†	184,961	15
12-31-09	0.42	11.84	39.51		0.91		0.91	†	0.91	†	1.45	†	182,326	12
12-31-08	1.41	8.82	(40.55)		0.91		0.91	†	0.91	†	1.80	†	157,261	12
12-31-07	0.88	16.46	6.35		0.91		0.91		0.91		1.37		232,651	14
12-31-06	0.03	16.31	17.60		0.91		0.91		0.91		0.66		145,060	23
Class S2
06-30-11	—	14.37	7.56		1.16		1.06		1.06		2.18		567	7
12-31-10	0.17	13.36	15.63		1.16		1.06	†	1.06	†	0.98	†	5	15
02-27-09(4)-12-31-09	0.45	11.73	66.43		1.16		1.06	†	1.06	†	1.34	†	5	12
ING PIMCO Total Return Portfolio
Class ADV
06-30-11	—	12.19	2.52		1.09		1.08		1.08		2.26		159,005	373
12-31-10	0.41	11.89	7.30		1.09		1.08		1.08		1.96		152,733	558
12-31-09	0.76	11.46	12.32		1.13		1.12		1.12		3.10		93,043	737
12-31-08	0.69	10.91	(0.54)		1.16		1.15		1.15		4.04		44,599	872
12-31-07	0.36	11.66	9.25		1.21	(a)	1.21	(a)	1.21	(a)	3.98	(a)	33,445	863
12-31-06	0.17	11.03	3.71		1.27	(a)	1.27	(a)	1.27	(a)	3.36	(a)	25,603	826
Class I
06-30-11	—	12.49	2.80		0.59		0.58		0.58		2.76		526,667	373
12-31-10	0.44	12.15	7.84		0.59		0.58		0.58		2.43		534,495	558
12-31-09	0.80	11.67	12.89		0.63		0.62		0.62		3.67		430,220	737
12-31-08	0.72	11.08	(0.04)		0.66		0.65		0.65		4.55		265,311	872
12-31-07	0.41	11.81	9.79		0.71	(a)	0.71	(a)	0.71	(a)	4.49	(a)	320,725	863
12-31-06	0.21	11.16	4.21		0.77	(a)	0.77	(a)	0.77	(a)	3.86	(a)	213,734	826
Class S
06-30-11	—	12.36	2.66		0.84		0.83		0.83		2.51		478,045	373
12-31-10	0.42	12.04	7.56		0.84		0.83		0.83		2.18		474,076	558
12-31-09	0.78	11.58	12.62		0.88		0.87		0.87		3.42		352,984	737
12-31-08	0.71	11.01	(0.28)		0.91		0.90		0.90		4.30		192,259	872
12-31-07	0.39	11.75	9.51		0.96	(a)	0.96	(a)	0.96	(a)	4.23	(a)	122,274	863
12-31-06	0.19	11.11	4.00		1.02	(a)	1.02	(a)	1.02	(a)	3.61	(a)	93,487	826
Class S2
06-30-11	—	12.16	2.62		1.09		0.98		0.98		2.39		1,300	373
12-31-10	0.44	11.85	7.38		1.09		0.98		0.98		2.42		1,003	558
02-27-09(4)-12-31-09	0.80	11.44	16.38		1.13		1.02		1.02		3.67		3	737
ING Pioneer High Yield Portfolio
Class I
06-30-11	0.30	11.57	5.64		0.75		0.71		0.71		5.33		101,369	26
12-31-10	0.65	11.24	19.02		0.75		0.71	†	0.71	†	6.23	†	98,394	41
12-31-09	0.63	10.05	66.75		0.78		0.72	†	0.71	†	8.88	†	92,714	53
12-31-08	0.93	6.52	(29.27	)(b)	0.74		0.73	†	0.72	†	8.82	†	279,168	38
12-31-07	0.59	10.25	6.15		0.78		0.77		0.77		5.67		105,105	68
01-03-06(4)-12-31-06	0.58	10.22	8.24		0.80		0.73		0.73		5.70		119,959	20
Class S
06-30-11	0.29	11.56	5.51		1.00		0.96		0.96		5.05		1,507	26
12-31-10	0.62	11.23	18.73		1.00		0.96	†	0.96	†	5.97	†	2,307	41
12-31-09	0.61	10.04	66.30		1.03		0.97	†	0.96	†	7.50	†	2,995	53
12-31-08	0.91	6.52	(29.45	)(b)	0.99		0.98	†	0.98	†	7.32	†	2,170	38
12-31-07	0.57	10.25	5.89		1.03		1.02		1.02		5.43		5,899	68
01-20-06(4)-12-31-06	0.55	10.22	8.01		1.05		0.98		0.98		5.43		8,280	20

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)	($)	($)	($)		($)	($)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-11	8.25	(0.02)	0.71	0.69	—		—	—
12-31-10	6.46	(0.01)	1.80	1.79	0.00	*	—	—
12-31-09	4.44	(0.00)*	2.02	2.02	0.00	*	—	—
12-31-08	9.22	(0.02)	(3.48)	(3.50)	—		1.28	—
12-31-07	8.99	(0.03)	1.14	1.11	—		0.88	—
12-31-06	8.47	(0.03)	0.74	0.71	—		0.19	—
Class I
06-30-11	8.60	0.01	0.73	0.74	—		—	—
12-31-10	6.71	0.03	1.88	1.91	0.02		—	—
12-31-09	4.60	0.03	2.10	2.13	0.02		—	—
12-31-08	9.52	0.02	(3.63)	(3.61)	0.03		1.28	—
12-31-07	9.22	0.02	1.18	1.20	0.02		0.88	—
12-31-06	8.65	0.02	0.74	0.76	—		0.19	—
Class S
06-30-11	8.45	(0.00)*	0.72	0.72	—		—	—
12-31-10	6.60	0.01	1.84	1.85	0.00	*	—	—
12-31-09	4.53	0.01	2.07	2.08	0.01		—	—
12-31-08	9.37	(0.00)*	(3.56)	(3.56)	0.00	*	1.28	—
12-31-07	9.10	(0.01)	1.16	1.15	—		0.88	—
12-31-06	8.55	(0.01)	0.75	0.74	—		0.19	—
Class S2
06-30-11	8.25	(0.01)	0.71	0.70	—		—	—
12-31-10	6.45	(0.00)*	1.80	1.80	0.00	*	—	—
02-27-09(4)-12-31-09	3.94	0.01	2.51	2.52	0.01		—	—
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-11	53.43	(0.15)	2.78	2.63	—		—	—
12-31-10	45.97	(0.21)	7.69	7.48	0.02		—	—
12-31-09	32.31	(0.10)	13.76	13.66	—		—	—
12-31-08	60.78	(0.04)•	(24.38)	(24.42)	0.08		3.92	0.05
12-31-07	58.37	0.03 •	5.34	5.37	0.03		2.93	—
12-31-06	51.87	0.05	6.54	6.59	—		0.09	—
Class I
06-30-11	54.49	(0.01)	2.84	2.83	—		—	—
12-31-10	46.65	0.01	7.85	7.86	0.02		—	—
12-31-09	32.68	0.09 •	13.95	14.04	0.07		—	—
12-31-08	61.89	0.26	(24.86)	(24.60)	0.64		3.92	0.05
12-31-07	59.36	0.32	5.45	5.77	0.31		2.93	—
12-31-06	52.62	0.33 •	6.64	6.97	0.14		0.09	—
Class S
06-30-11	53.92	(0.07)	2.80	2.73	—		—	—
12-31-10	46.27	(0.11)	7.78	7.67	0.02		—	—
12-31-09	32.45	(0.01)	13.83	13.82	0.00	*	—	—
12-31-08	61.35	0.07 •	(24.56)	(24.49)	0.44		3.92	0.05
12-31-07	58.85	0.15 •	5.41	5.56	0.13		2.93	—
12-31-06	52.16	0.28 •	6.50	6.78	—		0.09	—
Class S2
06-30-11	53.51	(0.07)•	2.73	2.66	—		—	—
12-31-10	45.99	(0.18)	7.72	7.54	0.02		—	—
02-27-09(4)-12-31-09	29.76	(0.05)	16.28	16.23	—		—	—

					Ratios to average net assets				Supplemental data
	Total distributions		Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)		($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-11	—		8.94	8.36	1.16	1.16	1.16	(0.36)	25,011	22
12-31-10	0.00	*	8.25	27.79	1.16	1.16	1.16	(0.13)	31,927	28
12-31-09	—		6.46	45.55	1.16	1.16	1.16	(0.01)	24,468	27
12-31-08	1.28		4.44	(43.35)	1.16	1.16	1.16	(0.25)	15,401	28
12-31-07	0.88		9.22	12.71	1.16	1.15	1.15	(0.31)	40,695	31
12-31-06	0.19		8.99	8.70	1.16	1.15	1.15	(0.23)	48,165	37
Class I
06-30-11	—		9.34	8.60	0.66	0.66	0.66	0.16	795,092	22
12-31-10	0.02		8.60	28.51	0.66	0.66	0.66	0.37	762,608	28
12-31-09	0.02		6.71	46.41	0.66	0.66	0.66	0.48	659,322	27
12-31-08	1.31		4.60	(43.15)	0.66	0.66	0.66	0.26	487,968	28
12-31-07	0.90		9.52	13.39	0.66	0.66	0.66	0.18	995,471	31
12-31-06	0.19		9.22	9.10	0.66	0.66	0.66	0.19	1,067,515	37
Class S
06-30-11	—		9.17	8.52	0.91	0.91	0.91	(0.09)	25,625	22
12-31-10	0.00	*	8.45	28.12	0.91	0.91	0.91	0.12	23,701	28
12-31-09	0.01		6.60	46.00	0.91	0.91	0.91	0.25	20,494	27
12-31-08	1.28		4.53	(43.27)	0.91	0.91	0.91	0.03	9,009	28
12-31-07	0.88		9.37	13.01	0.91	0.91	0.91	(0.07)	13,319	31
12-31-06	0.19		9.10	8.97	0.91	0.91	0.91	(0.07)	10,100	37
Class S2
06-30-11	—		8.95	8.48	1.16	1.06	1.06	0.07	187	22
12-31-10	0.00	*	8.25	27.99	1.16	1.06	1.06	(0.03)	6	28
02-27-09(4)-12-31-09	0.01		6.45	63.88	1.16	1.06	1.06	0.09	5	27
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-11	—		56.06	4.92	1.25	1.24	1.24	(0.52)	105,161	17
12-31-10	0.02		53.43	16.27	1.25	1.25	1.25	(0.48)	102,242	41
12-31-09	—		45.97	42.28	1.25	1.25	1.25	(0.27)	73,747	64
12-31-08	4.05		32.31	(42.51)	1.25	1.24	1.24	(0.09)	49,551	54
12-31-07	2.96		60.78	9.36	1.25	1.24	1.24	0.05	103,588	58
12-31-06	0.09		58.37	12.73	1.25	1.25	1.25	0.11	105,821	43
Class I
06-30-11	—		57.32	5.19	0.75	0.74	0.74	(0.02)	813,934	17
12-31-10	0.02		54.49	16.86	0.75	0.75	0.75	0.02	808,032	41
12-31-09	0.07		46.65	42.96	0.75	0.75	0.75	0.24	758,453	64
12-31-08	4.61		32.68	(42.21)	0.75	0.74	0.74	0.42	745,790	54
12-31-07	3.24		61.89	9.91	0.75	0.74	0.74	0.55	1,442,336	58
12-31-06	0.23		59.36	13.30	0.75	0.75	0.75	0.60	1,271,481	43
Class S
06-30-11	—		56.65	5.06	1.00	0.99	0.99	(0.27)	182,336	17
12-31-10	0.02		53.92	16.58	1.00	1.00	1.00	(0.24)	171,878	41
12-31-09	—		46.27	42.60	1.00	1.00	1.00	(0.03)	152,008	64
12-31-08	4.41		32.45	(42.35)	1.00	0.99	0.99	0.15	69,896	54
12-31-07	3.06		61.35	9.62	1.00	0.99	0.99	0.25	101,503	58
12-31-06	0.09		58.85	13.03	1.00	1.00	1.00	0.51	37,306	43
Class S2
06-30-11	—		56.17	4.97	1.25	1.14	1.14	(0.27)	377	17
12-31-10	0.02		53.51	16.39	1.25	1.15	1.15	(0.37)	5	41
02-27-09(4)-12-31-09	—		45.99	54.54	1.25	1.15	1.15	(0.16)	5	64

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-11	10.99	0.19	•	0.39	0.58	—	—	—
12-31-10	10.36	0.13	•	0.70	0.83	0.20	—	—
12-31-09	7.84	0.14		2.38	2.52	—	—	—
12-31-08	13.65	0.23	•	(5.81)	(5.58)	0.23	—	—
12-31-07	12.03	0.18	•	1.68	1.86	0.13	0.11	—
12-20-06(4)-12-31-06	12.09	0.00	*	0.08	0.08	0.13	0.01	—
Class I
06-30-11	11.05	0.19	•	0.42	0.61	—	—	—
12-31-10	10.40	0.19	•	0.70	0.89	0.24	—	—
12-31-09	7.83	0.20	•	2.37	2.57	—	—	—
12-31-08	13.66	0.29	•	(5.85)	(5.56)	0.27	—	—
12-31-07	12.03	0.24	•	1.63	1.87	0.13	0.11	—
01-03-06(4)-12-31-06	10.00	0.27		1.90	2.17	0.13	0.01	—
Class S
06-30-11	11.00	0.19	•	0.40	0.59	—	—	—
12-31-10	10.36	0.17		0.69	0.86	0.22	—	—
12-31-09	7.81	0.14		2.41	2.55	—	—	—
12-31-08	13.63	0.28	•	(5.87)	(5.59)	0.23	—	—
12-31-07	12.01	0.20	•	1.63	1.83	0.10	0.11	—
01-12-06(4)-12-31-06	10.02	0.17	•	1.95	2.12	0.12	0.01	—
Class S2
06-30-11	11.01	0.21	•	0.37	0.58	—	—	—
12-31-10	10.37	0.07	•	0.78	0.85	0.21	—	—
02-27-09(4)-12-31-09	6.31	0.14		3.92	4.06	—	—	—
ING Thornburg Value Portfolio
Class ADV
06-30-11	31.18	(0.05	)•	1.69	1.64	—	—	—
12-31-10	28.55	0.06	•	2.98	3.04	0.41	—	—
12-31-09	19.96	0.34	•	8.42	8.76	0.17	—	—
12-31-08	33.36	0.18		(13.52)	(13.34)	0.06	—	—
12-31-07	31.38	0.18	•	1.93	2.11	0.13	—	—
12-31-06	27.03	0.05	•	4.34	4.39	0.04	—	—
Class I
06-30-11	31.98	0.03		1.75	1.78	—	—	—
12-31-10	29.18	0.22	•	3.03	3.25	0.45	—	—
12-31-09	20.38	0.42	•	8.67	9.09	0.29	—	—
12-31-08	34.00	0.32	•	(13.79)	(13.47)	0.15	—	—
12-31-07	31.85	0.28		2.02	2.30	0.15	—	—
12-31-06	27.40	0.15	•	4.44	4.59	0.14	—	—
Class S
06-30-11	31.76	(0.02)		1.74	1.72	—	—	—
12-31-10	29.01	0.14	•	3.02	3.16	0.41	—	—
12-31-09	20.26	0.40	•	8.56	8.96	0.21	—	—
12-31-08	33.75	0.30		(13.76)	(13.46)	0.03	—	—
12-31-07	31.68	0.19	•	2.03	2.22	0.15	—	—
12-31-06	27.24	0.36	•	4.14	4.50	0.06	—	—
Class S2
06-30-11	31.16	(0.03)		1.71	1.68	—	—	—
03-08-10(4)-12-31-10	29.58	0.03	•	2.00	2.03	0.45	—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-11	—	11.57	5.28	1.45	1.45		1.45		3.34		22,136	10
12-31-10	0.20	10.99	8.25	1.46	1.46		1.46		1.33		15,178	14
12-31-09	—	10.36	32.14	1.47	1.47		1.47		1.63		11,334	27
12-31-08	0.23	7.84	(40.88)	1.46	1.47		1.47		2.22		9,418	11
12-31-07	0.24	13.65	15.42	1.49	1.48		1.48		1.40		1	20
12-20-06(4)-12-31-06	0.14	12.03	0.66	1.74	1.48		1.48		0.00	*	1	5
Class I
06-30-11	—	11.66	5.52	0.95	0.95		0.95		3.39		342,381	10
12-31-10	0.24	11.05	8.87	0.96	0.96		0.96		1.89		401,997	14
12-31-09	—	10.40	32.82	0.97	0.97		0.97		2.42		273,992	27
12-31-08	0.27	7.83	(40.72)	0.96	0.97		0.97		2.77		405,874	11
12-31-07	0.24	13.66	15.50	0.99	0.98		0.98		1.85		46,781	20
01-03-06(4)-12-31-06	0.14	12.03	21.70	1.24	0.98		0.98		2.53		10,991	5
Class S
06-30-11	—	11.59	5.36	1.20	1.20		1.20		3.33		279,892	10
12-31-10	0.22	11.00	8.59	1.21	1.21		1.21		1.68		275,408	14
12-31-09	—	10.36	32.65	1.22	1.22		1.22		1.81		254,180	27
12-31-08	0.23	7.81	(40.97)	1.21	1.22		1.22		2.56		167,638	11
12-31-07	0.21	13.63	15.23	1.24	1.23		1.23		1.49		131,882	20
01-12-06(4)-12-31-06	0.13	12.01	21.14	1.49	1.23		1.23		1.57		36,200	5
Class S2
06-30-11	—	11.59	5.27	1.45	1.35		1.35		3.78		702	10
12-31-10	0.21	11.01	8.53	1.46	1.36		1.36		0.69		102	14
02-27-09(4)-12-31-09	—	10.37	64.34	1.47	1.37		1.37		1.93		5	27
ING Thornburg Value Portfolio
Class ADV
06-30-11	—	32.82	5.26	1.40	1.40		1.40		(0.32)		19,174	41
12-31-10	0.41	31.18	10.86	1.40	1.40	†	1.40	†	0.22	†	15,361	86
12-31-09	0.17	28.55	43.99	1.40	1.40	†	1.39	†	1.40	†	7,417	100
12-31-08	0.06	19.96	(40.04)	1.40	1.40	†	1.40	†	0.53	†	2,281	77
12-31-07	0.13	33.36	6.73	1.40	1.40		1.40		0.54		4,196	88
12-31-06	0.04	31.38	16.26	1.40	1.40		1.40		0.18		673	171
Class I
06-30-11	—	33.76	5.57	0.90	0.90		0.90		0.19		281,420	41
12-31-10	0.45	31.98	11.37	0.90	0.90	†	0.90	†	0.76	†	260,671	86
12-31-09	0.29	29.18	44.77	0.90	0.90	†	0.89	†	1.79	†	222,957	100
12-31-08	0.15	20.38	(39.75)	0.90	0.90	†	0.90	†	1.16	†	256,369	77
12-31-07	0.15	34.00	7.24	0.90	0.90		0.90		0.92		216,408	88
12-31-06	0.14	31.85	16.84	0.90	0.90		0.90		0.51		186,115	171
Class S
06-30-11	—	33.48	5.42	1.15	1.15		1.15		(0.05)		20,513	41
12-31-10	0.41	31.76	11.13	1.15	1.15	†	1.15	†	0.49	†	18,563	86
12-31-09	0.21	29.01	44.36	1.15	1.15	†	1.14	†	1.68	†	14,251	100
12-31-08	0.03	20.26	(39.90)	1.15	1.15	†	1.15	†	0.78	†	6,604	77
12-31-07	0.15	33.75	7.00	1.15	1.15		1.15		0.56		13,719	88
12-31-06	0.06	31.68	16.57	1.15	1.15		1.15		1.19		6,795	171
Class S2
06-30-11	—	32.84	5.39	1.40	1.30		1.30		(0.21)		3	41
03-08-10(4)-12-31-10	0.45	31.16	7.09	1.40	1.30	†	1.30	†	0.11	†	3	86

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING UBS U.S. Large Cap Equity Portfolio
Class ADV
06-30-11	8.92	0.03		0.41	0.44	—	—	—
12-31-10	7.95	0.03		0.98	1.01	0.04	—	—
12-31-09	6.12	0.04		1.86	1.90	0.07	—	—
12-31-08	10.40	0.08		(4.23)	(4.15)	0.13	—	—
12-31-07	10.40	0.06	•	0.01	0.07	0.07	—	—
12-31-06	9.19	0.06	•	1.22	1.28	0.07	—	—
Class I
06-30-11	9.06	0.05		0.41	0.46	—	—	—
12-31-10	8.06	0.08		1.00	1.08	0.08	—	—
12-31-09	6.20	0.12		1.85	1.97	0.11	—	—
12-31-08	10.61	0.13	•	(4.32)	(4.19)	0.22	—	—
12-31-07	10.56	0.11		0.02	0.13	0.08	—	—
12-31-06	9.30	0.09		1.25	1.34	0.08	—	—
Class S
06-30-11	8.98	0.04		0.41	0.45	—	—	—
12-31-10	8.00	0.06		0.98	1.04	0.06	—	—
12-31-09	6.15	0.06		1.88	1.94	0.09	—	—
12-31-08	10.48	0.10	•	(4.27)	(4.17)	0.16	—	—
12-31-07	10.45	0.08	•	0.02	0.10	0.07	—	—
12-31-06	9.21	0.08	•	1.23	1.31	0.07	—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING UBS U.S. Large Cap Equity Portfolio
Class ADV
06-30-11	—	9.36	4.93	1.35	1.25		1.24		0.51		8,381	41
12-31-10	0.04	8.92	12.73	1.35	1.35	†	1.34	†	0.39	†	8,693	55
12-31-09	0.07	7.95	31.14	1.35	1.35	†	1.31	†	0.51	†	7,438	73
12-31-08	0.13	6.12	(40.07)	1.35	1.35	†	1.33	†	0.92	†	6,041	65
12-31-07	0.07	10.40	0.65	1.35	1.35		1.34		0.52		10,494	48
12-31-06	0.07	10.40	14.05	1.35	1.35		1.34		0.58		4,033	39
Class I
06-30-11	—	9.52	5.08	0.85	0.75		0.74		1.01		144,889	41
12-31-10	0.08	9.06	13.44	0.85	0.85	†	0.84	†	0.89	†	148,526	55
12-31-09	0.11	8.06	31.76	0.85	0.85	†	0.81	†	1.08	†	155,093	73
12-31-08	0.22	6.20	(39.76)	0.85	0.85	†	0.83	†	1.43	†	235,657	65
12-31-07	0.08	10.61	1.18	0.85	0.85		0.84		1.02		365,084	48
12-31-06	0.08	10.56	14.51	0.85	0.85		0.84		0.99		355,204	39
Class S
06-30-11	—	9.43	5.01	1.10	1.00		0.99		0.75		16,790	41
12-31-10	0.06	8.98	13.01	1.10	1.10	†	1.09	†	0.64	†	19,188	55
12-31-09	0.09	8.00	31.56	1.10	1.10	†	1.06	†	0.75	†	19,846	73
12-31-08	0.16	6.15	(40.00)	1.10	1.10	†	1.08	†	1.13	†	19,357	65
12-31-07	0.07	10.48	0.93	1.10	1.10		1.09		0.75		45,303	48
12-31-06	0.07	10.45	14.32	1.10	1.10		1.09		0.79		28,207	39
(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

(a)  Includes impact of interest expense on inverse floating rate securities.

(b)  There was no impact on total return by the affiliate payment.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act" or "Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series (each, a "Portfolio" and collectively, the "Portfolios"), each of which has its own investment objective, policies and restrictions. The Company serves as an investment option in underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser").

The Company currently consists of thirty-five Portfolios of which sixteen diversified Portfolios are included in this report. The Portfolios are: ING American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), ING Baron Small Cap Growth Portfolio ("Baron Small Cap Growth"), ING Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), ING Davis New York Venture Portfolio ("Davis New York Venture"), ING Global Bond Portfolio ("Global Bond"), Invesco Van Kampen Comstock Portfolio ("Invesco Van Kampen Comstock"), ING Invesco Van Kampen Equity and Income Portfolio ("Invesco Van Kampen Equity and Income"), ING JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), ING Oppenheimer Global Portfolio ("Oppenheimer Global"), ING PIMCO Total Return Portfolio ("PIMCO Total Return"), ING Pioneer High Yield Portfolio ("Pioneer High Yield"), ING T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), ING T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), ING Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"), ING Thornburg Value Portfolio ("Thornburg Value") and ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity").

Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Directed Services LLC serves as the investment adviser ("DSL" or the "Investment Adviser") to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios. ING Investment Management Co. ("ING IM") serves as the sub-adviser to Global Bond.

The Investment Adviser, IFS, IID and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's and/or Sub-Advisers' loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser and Sub-Advisers, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized costs, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolios of Investments. For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2011, the maximum amount of loss that Global Bond, Invesco Van Kampen Equity and Income and PIMCO Total Return would incur if the counterparties to its derivative transactions failed to perform would be $11,896,480, $5,208 and $12,781,506 respectively, which represents the gross payments to be received by the Portfolio's on open swaps, forward foreign currency transactions, and purchased options were they to be unwound as of June 30, 2011. To reduce the amount of potential loss to PIMCO Total Return, various counterparties have posted $5,750,000 in cash collateral for open OTC transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2011, American Century Small-Mid Cap Value, Global Bond, Invesco Van Kampen Equity and Income, PIMCO Total Return and Templeton Foreign Equity had a net liability position of $127,451, $18,284,865, $313,466, $12,883,362 and $68, respectively open swaps, forward foreign currency contracts and written options with credit related contingent features.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

If a contingent feature would have been triggered as of June 30, 2011, the Portfolio's could have been required to pay this amount in cash to its counterparties. As of June 30, 2011, Global Bond had posted $8,873,000 in cash collateral for open OTC derivative transactions with its respective counterparties.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the six months ended June 30, 2011, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
American Century Small-Mid Cap Value	$—	$4,776,486
Global Bond	492,240,327	349,169,751
Invesco Van Kampen Equity and Income	—	7,083,758
PIMCO Total Return	153,290,022	221,403,456
Templeton Foreign Equity	—	73,036

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

As of June 30, 2011, PIMCO Total Return has posted $3,003,000 principal value in U.S. Treasury Bills as collateral with their respective broker for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2011, certain Portfolios have both purchased and sold futures contracts on equity indices, bonds, and notes to increase and decrease exposure to both equity and interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2011, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond	$203,519,106	$90,635,246
PIMCO Total Return	1,263,587,230	4,502,193

Both Portfolios use futures as part of their duration strategy.

J.  Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

L.  When-Issued and Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2011, Global Bond had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options and the table following for open written foreign currency options.

During the six months ended June 30, 2011, PIMCO Total Return had purchased and written options on exchange-traded futures contracts on various bonds and notes as part of their duration strategy and to generate income. Please refer to the Summary Portfolio of Investments for open purchased options on exchange-traded futures contracts and the table following for open written options on exchange-traded futures contracts at June 30, 2011.

During the six months ended June 30, 2011, PIMCO Total Return had purchased and written swaptions on interest rates to gain additional exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments for open purchased swaptions and the table following for open written swaptions.

During the six months ended June 30, 2011, PIMCO Total Return had written inflation floors to generate income. Please refer to the table following the Summary Portfolio of Investments for open written inflation floors at June 30, 2011.

During the six months ended June 30, 2011, PIMCO Total Return had written forward volatility options to generate income. Please refer to the table following the Summary Portfolio of Investments for open written forward volatility options at June 30, 2011.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2011.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2011, for which a Portfolio is seller of protection are disclosed following each Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities

For the six months ended June 30, 2011, certain Portfolios have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2011, certain Portfolios have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and credit default indices that are either unavailable or considered to be less attractive in the bond market and to hedge against anticipated potential credit events.

For the six months ended June 30, 2011, Global Bond and PIMCO Total Return had average notional amounts of $3,383,333 and $- on credit default swaps to buy protection and average notional amounts of $1,716,667 and $145,505,912 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2011, Global Bond and PIMCO Total Return had entered into interest rate swaps in which they pay a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $194,997,043 and $144,006,533, respectively.

For the six months ended June 30, 2011, Global Bond and PIMCO Total Return had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $169,619,061 and $59,166,667, respectively.

Global Bond and PIMCO Total Return enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Summary Portfolio of Investments for open interest rate swaps at June 30, 2011.

P.  Structured Products. Global Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Summary Portfolio of Investments for structured products held by Global Bond at June 30, 2011.

Q.  Sale Commitments. Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, a Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, a Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. At June 30, 2011, PIMCO Total Return had open sales commitments. Please refer to the table following the Summary Portfolio of Investments for open sales commitments.

R.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
American Century Small-Mid Cap Value	$108,684,072	$94,962,294
Baron Small Cap Growth	84,626,604	111,825,964
Columbia Small Cap Value II	40,735,589	94,741,791
Davis New York Venture	26,404,710	40,125,419
Global Bond	336,212,377	378,321,038
Invesco Van Kampen Comstock	46,407,839	64,490,059
Invesco Van Kampen Equity and Income	93,856,958	131,984,424
JPMorgan Mid Cap Value	83,092,583	67,441,206
Oppenheimer Global	119,153,064	170,870,645
Pimco Total Return	173,798,711	54,306,162
Pioneer High Yield	26,730,019	28,929,602
T. Rowe Price Diversified Midcap Growth	189,533,222	232,213,658
T. Rowe Price Growth Equity	193,194,431	226,583,072
Templeton Foreign Equity	69,500,691	62,507,401
Thornburg Value	128,449,726	131,666,155
UBS U.S. Large Cap Equity	71,222,134	87,236,140

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$1,029,142,513	$912,576,927
Pimco Total Return	4,119,333,859	4,910,904,366

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio's average daily net assets during the month:

Portfolio	Fee
American Century Small-Mid Cap Value	1.00%
Baron Small Cap Growth	0.85% on the first $2 billion
0.80% on assets over $2 billion
Columbia Small Cap Value II	0.75%
Davis New York Venture	0.80%
Global Bond(1)	0.50% on the first $4 billion
0.475% on the next $1 billion
0.45% on the next $1 billion
0.43% on assets over $6 billion
Invesco Van Kampen Comstock	0.60%
Invesco Van Kampen Equity and Income	0.55%
JPMorgan Mid Cap Value	0.75%
Oppenheimer Global	0.60% on the first $4 billion
0.58% on the next $4 billion
0.56% on assets over $8 billion
PIMCO Total Return	0.50%
Pioneer High Yield	0.60% on the first $2 billion
0.50% on the next $1 billion
0.40% on the next $1 billion
0.30% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million
0.75% on assets over $500 million
Thornburg Value	0.65%
UBS U.S. Large Cap Equity	0.70% on the first $500 million
0.65% on assets over $500 million

(1)  Effective January 21, 2011, DSL has contractually agreed to waive a portion of the advisory fee so that the annual advisory fee is 0.40% for the period from January 21, 2011 through May 1, 2012.

DSL has contractually agreed to waive a portion of the advisory fee for American Century Small-Mid Cap Value, Columbia Small Cap Value II, Davis New York Venture, Global Bond, Invesco Van Kampen Comstock PIMCO Total Return(1) and T. Rowe Price Growth Equity(2).

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

In addition, DSL has agreed to further waive a portion of the advisory fee for ING T. Rowe Price Growth Equity(2).

For the six months ended June 30, 2011, DSL waived $92,501, $—, $53,406, $6,187, $37,036 and $46,729 for American Century Small-Mid Cap Value, Columbia Small Cap Value II, Davis New York Venture, Invesco Van Kampen Comstock, PIMCO Total Return and T. Rowe Price Growth Equity, respectively.

These waivers will continue through at least May 1, 2012. There is no guarantee that the waivers will continue after said dates. The waiver only renews at the election of DSL.

Prior to January 21, 2001, Global Bond did invest its assets in Oppenheimer Master Loan Fund. Global Bond's purchase of shares of Oppenheimer Master Loan Fund resulted in Global Bond paying a proportionate share of the expenses of Oppenheimer Master Loan Fund. DSL waived its management fee in an amount equal to the advisory fee received by the adviser of the Oppenheimer Master Loan Fund resulting from the Global Bond's investment into the Oppenheimer Master Loan Fund. For the six months ended June 30, 2011, the Investment Adviser waived $8,773 of such management fees. These fees are not subject to recoupment.

Effective June 1, 2009, Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign Equity's purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. DSL will waive its management fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity's

(1)  The advisory fee waiver for PIMCO Total Return expired May 1, 2011.

(2)  DSL has contractually agreed to waive a portion of the advisory fee for the Portfolio. The waiver for T. Rowe Price Growth Equity is based on the total aggregated savings in excess of $500,000 as a result of the sub-advisory fee schedule effective June 1, 2010 with respect to T. Rowe Price Growth Equity and ING T. Rowe Price Equity Income, which is not in this report, and effective May 1, 2011 with respect to T. Rowe Price Equity Income, pro rata based on each Portfolio's contribution to the amount saved.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

investment into the Templeton Smaller Companies Fund. There were no such waivers for the six months ended June 30, 2011.

The Company and DSL have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by DSL based on the average daily net assets of the respective Portfolios. The sub-adviser of each of the Portfolios are as follows (* denotes a related party sub-adviser):

Portfolio	Sub-Adviser
American Century Small-Mid Cap Value	American Century Investment Management, Inc.

Baron Small Cap Growth	BAMCO, Inc.

Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC

Davis New York Venture	Davis Selected Advisers, L.P.

Global Bond(1)	ING Investment Management Co.*

Invesco Van Kampen Comstock & Invesco Van Kampen Equity and Income	Invesco Advisers, Inc.

JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.

Oppenheimer Global	Oppenheimer Funds, Inc.

PIMCO Total Return	Pacific Investment Management Company LLC

Pioneer High Yield	Pioneer Investment Management, Inc.

T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

Templeton Foreign Equity	Templeton Investment Counsel, LLC

Thornburg Value	Thornburg Investment Management, Inc.

UBS U.S. Large Cap Equity	UBS Global Asset Management (Americas) Inc.

(1)  Prior to January 21, 2011, the Portfolio was managed by a different sub-adviser. In conjunction with the sub-adviser change, the Portfolio changed its name.

Under an Administrative Services Agreement, ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the following Portfolios' operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the following Portfolios a fee at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
Columbia Small Cap Value II	0.10%
Global Bond(1)	0.10%
Pioneer High Yield	0.10%
Templeton Foreign Equity	0.10%

(1)  Prior to January 21, 2011, the administrative service fee was 0.04%.

In addition to providing all administrative services necessary for the Portfolios' operations, the administrator also assumes all ordinary recurring direct costs of the Portfolios below, such as custodian fees, director's fees, transfer agency fees and accounting fees. As compensation for these services, the Administrator receives a monthly fee from each Portfolio below at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
American Century Small-Mid Cap Value	0.25%
Baron Small Cap Growth	0.23%
Davis New York Venture	0.10%
Invesco Van Kampen Comstock	0.25% on the first $1.1 billion
0.20% on assets over $1.1 billion
Invesco Van Kampen Equity and Income	0.10%
JPMorgan Mid Cap Value	0.25%
Oppenheimer Global	0.06%
PIMCO Total Return	0.25% on the first $250 million
0.10% on next $100 million
0.05% on next $100 million
0.03% on assets over $450 million
T. Rowe Price Diversified Mid Cap Growth	0.02%
T. Rowe Price Growth Equity	0.15%
Thornburg Value	0.25%
UBS U.S. Large Cap Equity	0.15%

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Company has adopted a plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the Class ADV and Class S2 shares of each respective Portfolio. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Class ADV, Class S and Class S2 which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively. The Distributor has contractually agreed to waive all or a portion of the servicing fee for Baron Small Cap Growth so that total net operating expenses do not exceed 1.31% for Class S shares through May 1, 2012.

Fees paid to the Distributor and Shareholder Organizations by class during the six months ended June 30, 2011 are shown in the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (See Note 4):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
American Century Small-Mid Cap Value	$156,686	$42,843	$30,346	$229,875
Baron Small Cap Growth	604,680	163,619	139,835	908,134
Columbia Small Cap Value II	116,512	15,535	35,460	167,507
Davis New York Venture	306,893	39,436	68,072	414,401
Global Bond	165,943	41,485	31,165	238,593
Invesco Van Kampen Comstock	159,308	66,812	60,641	286,761
Invesco Van Kampen Equity and Income	376,748	68,499	54,592	499,839
JPMorgan Mid Cap Value	216,469	72,156	50,686	339,311
Oppenheimer Global	873,703	87,368	71,937	1,033,008
PIMCO Total Return	477,163	81,276	163,071	721,510
Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Pioneer High Yield	$50,920	$8,487	$350	$59,757
T. Rowe Price Diversified Mid Cap Growth	433,282	13,539	15,457	462,278
T. Rowe Price Growth Equity	517,685	131,391	78,584	727,660
Templeton Foreign Equity	484,350	52,286	66,441	603,077
Thornburg Value	167,443	64,402	11,642	243,487
UBS U.S. Large Cap Equity	96,106	20,594	6,793	123,493

The Company has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2011, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING Life Insurance and Annuity Company	American Century Small-Mid Cap Value	68.99%
	Baron Small Cap Growth	40.38%
	Columbia Small Cap Value II	6.56%
	Davis New York Venture	6.83%
	Global Bond	80.51%
	Invesco Van Kampen Comstock	29.01%
	Invesco Van Kampen Equity and Income	71.75%
	JPMorgan Mid Cap Value	42.32%
	Oppenheimer Global	78.72%
	PIMCO Total Return	77.65%
	Pioneer High Yield	44.36%
	T. Rowe Price Diversified Mid Cap Growth	75.67%
	T. Rowe Price Growth Equity	57.47%
	Templeton Foreign Equity	30.97%
	Thornburg Value	61.30%
	UBS U.S. Large Cap Equity	76.70%
ING National Trust	American Century Small-Mid Cap Value	27.96%
	Baron Small Cap Growth	9.74%
	Global Bond	10.16%
	Invesco Van Kampen Comstock	7.50%
	JPMorgan Mid Cap Value	10.81%
	Oppenheimer Global	5.47%
	PIMCO Total Return	17.54%
	T. Rowe Price Growth Equity	14.50%
	Thornburg Value	6.57%
	UBS U.S. Large Cap Equity	6.32%
ING Solution 2015 Portfolio	Davis New York Venture	5.82%
	Thornburg Value	5.12%
ING Solution 2025 Portfolio	Davis New York Venture	9.31%
	T. Rowe Price Growth Equity	5.37%
	Templeton Foreign Equity	6.15%
	Thornburg Value	8.20%
ING Solution 2035 Portfolio	Davis New York Venture	6.81%
	T. Rowe Price Growth Equity	5.10%
	Templeton Foreign Equity	7.00%
	Thornburg Value	7.00%
ING Solution 2045 Portfolio	Davis New York Venture	6.96%
	Thornburg Value	6.21%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Portfolio	Percentage
ING USA Annuity and Life Insurance Company	Baron Small Cap Growth	44.74%
	Columbia Small Cap Value II	79.83%
	Davis New York Venture	57.49%
	Invesco Van Kampen Comstock	56.27%
	Invesco Van Kampen Equity and Income	23.41%
	JPMorgan Mid Cap Value	36.48%
	Oppenheimer Global	8.14%
	T. Rowe Price Growth Equity	10.57%
	Templeton Foreign Equity	40.92%
Reliastar Life Insurance Company	Oppenheimer Global	5.12%
	Pioneer High Yield	29.71%
	T. Rowe Price Diversified Mid Cap Growth	13.46%
	UBS U.S. Large Cap Equity	8.08%
Security Life Insurance Company	Pioneer High Yield	24.88%
	T. Rowe Price Diversified Mid Cap Growth	5.34%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2011, the following portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities.

Portfolio	Accrued Expenses	Amount
Templeton Foreign Equity	Custody	$75,224

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class S	Class S2
American Century Small-Mid Cap Value	1.52%	1.02%	1.27%	1.42%
Columbia Small Cap Value II	1.65%	1.15%	1.40%	1.55%

Portfolio	Class ADV	Class I	Class S	Class S2
Global Bond(1)	1.04%	0.54%	0.79%	0.94%
Invesco Van Kampen Comstock(2)	N/A	N/A	N/A	N/A
Pioneer High Yield	N/A	0.71%	0.96%	N/A
Templeton Foreign Equity	1.48%	0.98%	1.23%	1.38%
UBS U.S. Large Cap Equity(3)	N/A	N/A	N/A	N/A

(1)  Effective January 21, 2011, DSL implemented expense limits for the Portfolio.

(2)  Pursuant to a side agreement, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the expense limits are 1.31%, 0.81%, and 1.06% for Class ADV, Class I, and Class S, respectively. The expense limits will continue until at least May 1, 2012. The amounts waived are not eligible for recoupment.

(3)  Pursuant to a side agreement, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the expense limits are 1.25%, 0.75%, and 1.00% for Class ADV, Class I, and Class S, respectively. The expense limits will continue until at least May 1, 2012. The amounts waived are not eligible for recoupment.

The Expense Limitation Agreement is contractual and shall renew automatically unless DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

At June 30, 2011, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2012	2013	2014	Total
American Century Small-Mid Cap Value	$108,954	$300,140	$431,481	$840,575
Global Bond	—	—	77,534	77,534
Pioneer High Yield	72,487	66,335	35,055	173,877

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Global Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	PLN Notional	Cost
Balance at 12/31/10	—	78,720,000	$374,949
Options Purchased	557,300,000	—	5,395,705
Options Terminated in Closing Sell Transactions	—	—	—
Options Exercised	—	—	—
Options Expired	(482,000,000)	(78,720,000)	(5,061,823)
Balance at 06/30/11	75,300,000	—	$708,831

Transactions in purchased options on exchange traded futures contracts for Global Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	478	375,646
Options Terminated in Closing Sell Transactions	(159)	(225,317)
Options Exercised	—	—
Options Expired	(319)	(150,329)
Balance at 06/30/11	—	$—

Transactions in purchased interest rate swaptions for Global Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	31,936,000	111,776
Options Terminated in Closing Sell Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	31,936,000	$111,776

Transactions in written foreign currency options for Global Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	—	$—
Options Written	531,900,000	4,430,787
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	(456,600,000)	(4,172,751)
Balance at 06/30/11	75,300,000	$258,036

Transactions in written options on exchange traded futures contracts for Global Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	—	$—
Options Written	478	125,251
Options Terminated in Closing Purchase Transactions	(159)	(91,158)
Options Exercised	—	—
Options Expired	(319)	(34,093)
Balance at 06/30/11	—	$—

Transactions in written interest rate swaptions for Global Bond during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	—	$—
Options Written	31,936,000	111,776
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	31,936,000	$111,776

Transactions in purchased options on exchange traded futures contracts for PIMCO Total Return during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Cost
Balance at 12/31/10	907	$7,936
Options Purchased	6,529	54,357
Options Terminated in Closing Sell Transactions	—	—
Options Exercised	—	—
Options Expired	(3,067)	(26,836)
Balance at 06/30/11	4,369	$35,457

Transactions in purchased interest rate swaptions for PIMCO Total Return during the six months ended June 30, 2011 were as follows:

	USD Notional	Cost
Balance at 12/31/10	—	$—
Options Purchased	10,900,000	43,014
Options Terminated in Closing Sell Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	10,900,000	$43,014

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written options on exchange traded futures contracts for PIMCO Total Return during the six months ended June 30, 2011 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/10	198	$105,087
Options Written	510	243,103
Options Terminated in Closing Purchase Transactions	(99)	(40,816)
Options Exercised	(167)	(67,119)
Options Expired	(204)	(71,729)
Balance at 06/30/11	238	$168,526

Transactions in written interest rate swaptions for PIMCO Total Return during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	237,700,000	$2,217,657
Options Written	191,600,000	831,274
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	(4,900,000)	(23,030)
Options Expired	(52,400,000)	(337,811)
Balance at 06/30/11	372,000,000	$2,688,090

Transactions in written inflation floor swaps for PIMCO Total Return during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	6,800,000	$67,240
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	6,800,000	$67,240

Transactions in written forward volatility swaptions for PIMCO Total Return during the six months ended June 30, 2011 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/10	42,200,000	$464,543
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Exercised	—	—
Options Expired	—	—
Balance at 06/30/11	42,200,000	$464,543

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
American Century Small-Mid Cap Value
Class ADV
06-30-11	835,676	—	(142,202)	693,474	10,001,807	—	(1,687,555)	8,314,252
12-31-10	1,396,420	18,111	(206,217)	1,208,314	14,545,558	174,774	(2,109,987)	12,610,345
Class I
06-30-11	1,259,981	—	(1,021,318)	238,663	15,416,270	—	(12,572,222)	2,844,048
12-31-10	3,266,101	83,428	(912,100)	2,437,429	34,934,441	822,603	(9,663,599)	26,093,445
Class S
06-30-11	893,659	—	(858,709)	34,950	10,845,745	—	(10,485,002)	360,743
12-31-10	2,640,237	83,379	(1,824,382)	899,234	27,496,086	817,115	(19,455,397)	8,857,804
Class S2
06-30-11	86,763	—	(11,831)	74,932	1,025,481	—	(141,010)	884,471
12-31-10	28,517	—	(936)	27,581	306,830	—	(10,286)	296,544
Baron Small Cap Growth
Class ADV
06-30-11	443,497	—	(279,948)	163,549	8,720,350	—	(5,516,404)	3,203,946
12-31-10	901,938	—	(585,808)	316,130	14,361,830	—	(9,308,085)	5,053,745
Class I
06-30-11	718,456	—	(3,428,955)	(2,710,499)	14,737,533	—	(72,415,066)	(57,677,533)
12-31-10	1,911,265	—	(2,035,614)	(124,349)	32,498,235	—	(33,983,816)	(1,485,581)
Class S
06-30-11	3,878,685	—	(3,209,680)	669,005	77,861,688	—	(65,108,094)	12,753,594
12-31-10	4,427,284	—	(6,045,466)	(1,618,182)	72,301,328	—	(95,472,404)	(23,171,076)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Baron Small Cap Growth (continued)
Class S2
06-30-11	6,074	—	—	6,074	119,383	—	—	119,383
12-31-10	322	—	—	322	3,000	—	—	3,000
Columbia Small Cap Value II
Class ADV
06-30-11	213,551	—	(40,394)	173,157	2,340,091	—	(439,345)	1,900,746
12-31-10	166,932	2,247	(31,726)	137,453	1,507,438	18,339	(279,576)	1,246,201
Class I
06-30-11	527,421	—	(4,047,512)	(3,520,091)	5,833,390	—	(46,873,933)	(41,040,543)
12-31-10	1,354,637	91,738	(1,607,667)	(161,292)	12,127,309	758,673	(15,038,488)	(2,152,506)
Class S
06-30-11	297,827	—	(1,258,421)	(960,594)	3,316,967	—	(13,900,481)	(10,583,514)
12-31-10	510,795	236,194	(4,373,988)	(3,626,999)	4,623,934	1,943,880	(39,305,991)	(32,738,177)
Class S2
06-30-11	55	—	—	55	604	—	—	604
12-31-10	577	—	—	577	3,000	—	—	3,000
Davis New York Venture
Class ADV
06-30-11	93,013	—	(27,783)	65,230	1,681,800	—	(507,329)	1,174,471
12-31-10	287,594	1,492	(115,548)	173,538	4,543,915	22,413	(1,849,160)	2,717,168
Class I
06-30-11	1,780,364	—	(746,915)	1,033,449	33,480,903	—	(13,998,083)	19,482,820
12-31-10	1,848,390	62,049	(4,203,407)	(2,292,968)	30,371,078	952,452	(69,593,638)	(38,270,108)
Class S
06-30-11	202,123	—	(1,343,845)	(1,141,722)	3,695,015	—	(24,595,541)	(20,900,526)
12-31-10	1,735,252	84,897	(2,382,997)	(562,848)	27,910,031	1,288,733	(37,738,510)	(8,539,746)
Global Bond
Class ADV
06-30-11	284,173	—	(351,641)	(67,468)	3,379,942	—	(4,185,436)	(805,494)
12-31-10	1,159,875	82,852	(527,020)	715,707	12,849,351	928,779	(6,045,269)	7,732,861
Class I
06-30-11	497,796	—	(3,072,975)	(2,575,179)	6,048,323	—	(37,319,074)	(31,270,751)
12-31-10	3,757,899	973,037	(3,819,469)	911,467	43,279,872	10,977,055	(42,984,301)	11,272,626
Class S
06-30-11	555,966	—	(1,350,582)	(794,616)	6,725,545	—	(16,233,837)	(9,508,292)
12-31-10	2,754,182	286,102	(4,399,165)	(1,358,881)	31,451,982	3,226,945	(50,574,563)	(15,895,636)
Class S2
06-30-11	31,693	—	(279)	31,414	384,197	—	(3,402)	380,795
03-08-10(1) - 12-31-10	279	—	—	279	3,000	—	—	3,000
Invesco Van Kampen Comstock
Class ADV
06-30-11	175,192	—	(146,698)	28,494	1,860,714	—	(1,549,518)	311,196
12-31-10	306,680	18,246	(470,485)	(145,559)	2,827,981	175,261	(4,267,116)	(1,263,874)
Class I
06-30-11	237,332	—	(490,002)	(252,670)	2,529,564	—	(5,227,210)	(2,697,646)
12-31-10	328,721	75,512	(1,194,353)	(790,120)	3,044,494	741,072	(10,998,830)	(7,213,264)
Class S
06-30-11	1,698,649	—	(2,964,657)	(1,266,008)	17,923,725	—	(31,813,011)	(13,889,286)
12-31-10	3,764,510	349,684	(4,609,011)	(494,817)	35,380,215	3,403,234	(42,404,980)	(3,621,531)
Invesco Van Kampen Equity and Income
Class ADV
06-30-11	199,604	—	(50,651)	148,953	6,981,847	—	(1,773,756)	5,208,091
12-31-10	189,379	5,909	(101,377)	93,911	5,985,601	195,092	(3,227,620)	2,953,073
Class I
06-30-11	107,500	—	(751,031)	(643,531)	3,836,603	—	(26,685,933)	(22,849,330)
12-31-10	501,284	317,540	(1,904,712)	(1,085,888)	16,008,586	10,643,886	(60,580,845)	(33,928,373)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Invesco Van Kampen Equity and Income (continued)
Class S
06-30-11	305,783	—	(987,993)	(682,210)	10,789,453	—	(35,080,528)	(24,291,075)
12-31-10	860,252	113,975	(952,848)	21,379	27,421,353	3,780,796	(30,038,766)	1,163,383
Class S2
06-30-11	1,666	—	(3,210)	(1,544)	58,270	—	(112,856)	(54,586)
12-31-10	31,463	423	(7,009)	24,877	971,257	13,893	(217,674)	767,476
JPMorgan Mid Cap Value
Class ADV
06-30-11	351,132	—	(150,253)	200,879	5,049,396	—	(2,160,923)	2,888,473
12-31-10	712,397	10,622	(238,824)	484,195	8,732,450	141,753	(2,908,617)	5,965,586
Class I
06-30-11	871,195	—	(694,077)	177,118	12,617,371	—	(10,121,519)	2,495,852
12-31-10	1,560,001	83,932	(1,328,171)	315,762	19,354,570	1,148,457	(16,292,736)	4,210,291
Class S
06-30-11	2,430,531	—	(2,267,581)	162,950	35,117,192	—	(33,179,793)	1,937,399
12-31-10	6,223,032	89,791	(3,829,696)	2,483,127	76,508,518	1,215,265	(46,773,717)	30,950,066
Oppenheimer Global
Class ADV
06-30-11	576,442	—	(525,642)	50,800	8,219,491	—	(7,520,782)	698,709
12-31-10	1,685,165	73,867	(1,059,767)	699,265	20,405,739	845,780	(12,891,926)	8,359,593
Class I
06-30-11	1,068,161	—	(5,481,076)	(4,412,915)	15,809,896	—	(80,034,078)	(64,224,182)
12-31-10	1,763,905	1,917,543	(13,327,518)	(9,646,070)	22,441,764	22,588,655	(165,741,630)	(120,711,211)
Class S
06-30-11	1,126,635	—	(900,532)	226,103	16,166,931	—	(12,672,182)	3,494,749
12-31-10	1,135,031	215,839	(3,047,501)	(1,696,631)	13,957,824	2,475,668	(36,755,943)	(20,322,451)
Class S2
06-30-11	48,864	—	(9,820)	39,044	676,444	—	(143,271)	533,173
12-31-10	—	—	—	—	—	—	—	—
PIMCO Total Return
Class ADV
06-30-11	1,311,006	—	(1,118,355)	192,651	15,802,721	—	(13,408,806)	2,393,915
12-31-10	6,006,717	380,376	(1,654,988)	4,732,105	71,281,320	4,518,872	(19,699,661)	56,100,531
Class I
06-30-11	2,347,546	—	(4,182,448)	(1,834,902)	28,974,097	—	(51,141,933)	(22,167,836)
12-31-10	10,278,804	1,507,538	(4,639,438)	7,146,904	124,111,320	18,271,355	(56,505,250)	85,877,425
Class S
06-30-11	2,068,523	—	(2,781,480)	(712,957)	25,301,174	—	(33,688,591)	(8,387,417)
12-31-10	11,438,296	1,255,296	(3,784,958)	8,908,634	137,078,715	15,088,653	(45,460,536)	106,706,832
Class S2
06-30-11	31,716	—	(9,496)	22,220	381,354	—	(113,368)	267,986
12-31-10	116,786	1,000	(33,413)	84,373	1,398,182	11,839	(397,451)	1,012,570
Pioneer High Yield
Class ADV(2)
06-30-11	295	140	(11,130)	(10,695)	3,400	1,627	(129,700)	(124,673)
12-31-10	9,759	400	(2,486)	7,673	99,278	4,180	(25,951)	77,507
Class I
06-30-11	1,149,990	229,702	(1,374,618)	5,074	13,391,233	2,687,421	(15,942,875)	135,779
12-31-10	2,088,911	550,259	(3,108,077)	(468,907)	21,686,531	5,723,733	(31,988,737)	(4,578,473)
Class S
06-30-11	29,492	4,629	(109,281)	(75,160)	345,318	54,126	(1,279,087)	(879,643)
12-31-10	84,561	15,599	(192,928)	(92,768)	884,719	161,580	(1,980,376)	(934,077)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
06-30-11	469,429	—	(1,543,670)	(1,074,241)	4,111,144	—	(13,842,078)	(9,730,934)
12-31-10	1,061,333	2,528	(981,763)	82,098	7,448,938	16,555	(6,794,250)	671,243

(2) Class ADV for Pioneer High Yield closed on June 16, 2011.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
T. Rowe Price Diversified Mid Cap Growth (continued)
Class I
06-30-11	680,052	—	(4,299,907)	(3,619,855)	6,241,589	—	(39,117,417)	(32,875,828)
12-31-10	2,227,521	240,936	(12,003,854)	(9,535,397)	16,798,421	1,970,693	(85,547,112)	(66,777,998)
Class S
06-30-11	202,886	—	(214,316)	(11,430)	1,835,091	—	(1,922,175)	(87,084)
12-31-10	480,466	1,994	(782,508)	(300,048)	3,406,685	13,597	(5,525,877)	(2,105,595)
Class S2
06-30-11	20,177	—	—	20,177	173,617	—	—	173,617
12-31-10	—	—	—	—	—	—	—	—
T. Rowe Price Growth Equity
Class ADV
06-30-11	173,849	—	(211,687)	(37,838)	9,637,069	—	(11,683,784)	(2,046,715)
12-31-10	582,797	703	(274,182)	309,318	27,415,126	31,137	(13,126,887)	14,319,376
Class I
06-30-11	585,955	—	(1,214,687)	(628,732)	33,337,756	—	(69,444,000)	(36,106,244)
12-31-10	954,377	6,088	(2,390,396)	(1,429,931)	45,470,812	274,344	(114,665,943)	(68,920,787)
Class S
06-30-11	508,487	—	(477,412)	31,075	28,543,044	—	(26,369,978)	2,173,066
12-31-10	833,938	1,165	(932,307)	(97,204)	40,813,289	51,974	(42,878,010)	(2,012,747)
Class S2
06-30-11	7,743	—	(1,131)	6,612	425,693	—	(64,040)	361,653
12-31-10	—	—	—	—	—	—	—	—
Templeton Foreign Equity
Class ADV
06-30-11	593,910	—	(60,871)	533,039	6,793,002	—	(696,064)	6,096,938
12-31-10	468,290	23,458	(205,465)	286,283	4,807,487	226,608	(2,049,331)	2,984,764
Class I
06-30-11	1,543,087	—	(8,546,301)	(7,003,214)	18,024,252	—	(99,908,505)	(81,884,253)
12-31-10	15,810,589	742,177	(6,518,153)	10,034,613	166,257,143	7,199,119	(65,696,451)	107,759,811
Class S
06-30-11	2,563,767	—	(3,448,706)	(884,939)	29,622,757	—	(38,967,720)	(9,344,963)
12-31-10	7,396,784	561,312	(7,453,377)	504,719	76,185,878	5,422,278	(73,171,326)	8,436,830
Class S2
06-30-11	51,882	—	(551)	51,331	590,889	—	(6,312)	584,577
12-31-10	31,345	—	(22,585)	8,760	310,603	—	(233,343)	77,260
Thornburg Value
Class ADV
06-30-11	137,854	—	(46,408)	91,446	4,594,304	—	(1,546,196)	3,048,108
12-31-10	268,869	6,793	(42,720)	232,942	7,786,475	183,003	(1,217,143)	6,752,335
Class I
06-30-11	720,756	—	(534,624)	186,132	24,809,279	—	(18,176,857)	6,632,422
12-31-10	2,809,171	153,054	(2,453,686)	508,539	82,081,301	4,222,751	(73,656,449)	12,647,603
Class S
06-30-11	92,015	—	(63,781)	28,234	3,091,628	—	(2,156,162)	935,466
12-31-10	213,465	9,083	(129,274)	93,274	6,277,036	249,052	(3,859,707)	2,666,381
Class S2
06-30-11	—	—	—	—	—	—	—	—
03-08-10(1) - 12-31-10	101	—	—	101	3,000	—	—	3,000
UBS U.S. Large Cap Equity
Class ADV
06-30-11	3,931	—	(82,410)	(78,479)	36,669	—	(765,706)	(729,037)
12-31-10	286,682	4,778	(253,249)	38,211	2,292,505	39,903	(2,067,298)	265,110
Class I
06-30-11	423,053	—	(1,602,497)	(1,179,444)	3,986,516	—	(15,130,915)	(11,144,399)
12-31-10	1,100,320	151,781	(4,095,285)	(2,843,184)	8,889,048	1,330,636	(33,557,910)	(23,338,226)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
UBS U.S. Large Cap Equity (continued)
Class S
06-30-11	91,732	—	(447,379)	(355,647)	870,070	—	(4,245,816)	(3,375,746)
12-31-10	123,580	14,704	(484,459)	(346,175)	1,001,949	126,214	(3,934,980)	(2,806,817)

NOTE 11 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. Effective May 27, 2011, the funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, the funds paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2011:

Portfolio	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Baron Small Cap Growth	6	$2,593,333	1.34%
Davis New York Venture	2	950,000	1.41
Global Bond(1)	11	4,777,727	1.40
Oppenheimer Global	1	725,000	1.34
PIMCO Total Return	5	2,516,000	1.35
T. Rowe Price Diversified Mid Cap Growth	1	2,590,000	1.34
T. Rowe Price Growth Equity	2	4,302,500	1.37
Templeton Foreign Equity	5	7,222,000	1.34
Thornburg Value	3	1,393,333	1.43
UBS U.S. Large Cap Equity	1	645,000	1.34

(1)  At June 30, 2011, Global Bond had an outstanding balance of $1,030,000.

NOTE 12 — CONCENTRATION OF RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investments in emerging market countries present risks in a greater degree than, and in addition to, those presented by investments in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

NOTE 13 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — SECURITIES LENDING (continued)

institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B ("BICR — Series B"), each a series within the BNY Institutional Cash Reserves Trust (collectively, the "BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2011, and throughout the period covered by this report, BICR-Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the "Lehman Securities"). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the "Capital Support Agreement") extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the Lehman Securities held by BICR- Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios' continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio's investment in BICR-Series B includes the value of the underlying securities held by BICR-Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR-Series B are included in the Summary Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR-Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2011, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received*
American Century Small-Mid Cap Value	$6,434,518	$6,617,118
Global Bond	72,880,381	74,452,871
Invesco Van Kampen Comstock	1,480,566	1,514,475
JPMorgan Mid Cap Value	4,253,053	4,353,615
Oppenheimer Global	19,932,241	20,879,250
PIMCO Total Return	40,443,551	41,525,830
T. Rowe Price Diversified Mid Cap Growth	50,307,026	51,470,837
T. Rowe Price Growth Equity	1,752,623	1,842,625
Thornburg Value	13,943,464	14,337,859
UBS U.S. Large Cap Equity	2,035,987	2,097,278

* Cash Collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolios' Summary Portfolio of Investments.

NOTE 14 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES

capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income
American Century Small-Mid Cap Value	$—	$1,814,544
Columbia Small Cap Value II	—	2,720,959
Davis New York Venture	—	2,263,598
Global Bond	—	15,132,879
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
	Ordinary Income	Ordinary Income
Invesco Van Kampen Comstock	$—	$4,319,567
Invesco Van Kampen Equity and Income	—	14,633,667
JPMorgan Mid Cap Value	—	2,505,506
Oppenheimer Global	—	25,910,174
PIMCO Total Return	—	37,890,843
Pioneer High Yield	2,743,220	5,889,493
T. Rowe Price Diversified Mid Cap Growth	—	2,000,848
T. Rowe Price Growth Equity	—	357,457
Templeton Foreign Equity	—	12,848,107
Thornburg Value	—	4,654,851
UBS U.S. Large Cap Equity	—	1,496,753

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
American Century Small-Mid Cap Value	$2,427,720	$—	$19,083,973	$—	$(34,077)	$(1,186,745)	2017
Baron Small Cap Growth	—	—	298,324,591	—	—	(100,469,299)	2016
						(15,294,592)	2017
						$(115,763,891)
Columbia Small Cap Value II	784,083	—	44,124,700	—	—	(372,659)	2016
						(95,750,634)	2017
						$(96,123,293)
Davis New York Venture	4,864,358	—	58,281,915	—	—	(20,459,304)	2016
						(57,895,293)	2017
						$(78,354,597)
Global Bond	33,907,193	—	16,264,220	—	—	(19,904,872)	2017
Invesco Van Kampen Comstock	567,416	—	28,244,260	—	—	(120,639,599)	2016
						(130,908,420)	2017
						$(251,548,019)
Invesco Van Kampen Equity and Income	3,335,536	—	106,731,165	—	—	(36,468,122)	2016
						(31,391,642)	2017
						$(67,859,764)
JPMorgan Mid Cap Value	522,764	—	52,038,933	(1,796,242)	—	(25,498,363)	2017
Oppenheimer Global	23,608,438	—	283,953,883	—	(79,642)	(64,660,749)	2017
						(98,529)	2018
						$(64,759,278)
PIMCO Total Return	60,657,940	14,063,613	1,137,419	—	—	—
Pioneer High Yield	431,688	—	14,732,706	—	—	(325,965)	2015
						(7,221,768)	2016
						(23,259,623)	2017
						$(30,807,356)*
T. Rowe Price Diversified Mid Cap Growth	875,058	—	151,919,191	—	—	(8,895,462)	2017
T. Rowe Price Growth Equity	—	—	274,338,654	—	—	(70,044,161)	2016
						(107,754,093)	2017
						$(177,798,254)
Templeton Foreign Equity	10,553,110	—	36,820,058	—	—	(32,605,130)	2016
						(133,709,136)	2017
						$(166,314,266)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Thornburg Value	$2,067,409	$—	$23,338,915	$—	$—	$(43,249,649)	2016
						(26,137,641)	2017
						$(69,387,290)
UBS U.S. Large Cap Equity	280,179	—	26,074,144	—	—	(39,939,281)	2016
						(84,654,342)	2017
						$(124,593,623)

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios' fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending December 31, 2011.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements". ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards ("IFRSs"). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
American Century Small-Mid Cap Value
Class ADV	$0.1276	$—	$0.0011	August 9, 2011	August 5, 2011
Class I	$0.1542	$—	$0.0011	August 9, 2011	August 5, 2011
Class S	$0.1276	$—	$0.0011	August 9, 2011	August 5, 2011
Class S2	$0.1526	$—	$0.0011	August 9, 2011	August 5, 2011
Columbia Small Cap Value II
Class ADV	$0.0564	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.0702	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.0434	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.0643	$—	$—	August 9, 2011	August 5, 2011
Davis New York Venture
Class ADV	$0.1610	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.2182	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.1727	$—	$—	August 9, 2011	August 5, 2011

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.8472	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.9014	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.8591	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.9011	$—	$—	August 9, 2011	August 5, 2011
Invesco Van Kampen Comstock
Class ADV	$0.0179	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.0179	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.0179	$—	$—	August 9, 2011	August 5, 2011
Invesco Van Kampen Equity and Income
Class ADV	$0.1420	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.1420	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.1420	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.1420	$—	$—	August 9, 2011	August 5, 2011
JPMorgan Mid Cap Value
Class ADV	$0.0220	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.0220	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.0220	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.0220	$—	$—	August 9, 2011	August 5, 2011
Oppenheimer Global
Class ADV	$0.1471	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.2038	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.1716	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.2032	$—	$—	August 9, 2011	August 5, 2011
PIMCO Total Return
Class ADV	$0.3442	$0.2686	$0.1490	August 9, 2011	August 5, 2011
Class I	$0.3920	$0.2686	$0.1490	August 9, 2011	August 5, 2011
Class S	$0.3643	$0.2686	$0.1490	August 9, 2011	August 5, 2011
Class S2	$0.3808	$0.2686	$0.1490	August 9, 2011	August 5, 2011
Pioneer High Yield
Class ADV	$—	$—	$—	August 1, 2011	Daily
Class I	$0.0503	$—	$—	August 1, 2011	Daily
Class S	$0.0478	$—	$—	August 1, 2011	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0099	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.0099	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.0099	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.0099	$—	$—	August 9, 2011	August 5, 2011
Templeton Foreign Equity
Class ADV	$0.1745	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.2038	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.1767	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.2015	$—	$—	August 9, 2011	August 5, 2011
Thornburg Value
Class ADV	$0.1298	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.2312	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.1616	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.1433	$—	$—	August 9, 2011	August 5, 2011
UBS U.S. Large Cap Equity
Class ADV	$0.0162	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.0162	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.0162	$—	$—	August 9, 2011	August 5, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	29.3%
Industrials	16.0%
Consumer Discretionary	9.9%
Consumer Staples	8.1%
Utilities	7.6%
Energy	7.1%
Information Technology	7.0%
Health Care	6.8%
Materials	4.2%
Telecommunication Services	2.8%
Other Assets and Liabilities - Net*	1.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Consumer Discretionary: 9.8%
44,700	CEC Entertainment, Inc.	$1,792,917	0.8
106,800	Lowe's Cos., Inc.	2,489,508	1.2
103,700	Staples, Inc.	1,638,460	0.8
26,500	Target Corp.	1,243,115	0.6
17,800	Whirlpool Corp.	1,447,496	0.7
875,064	Other Securities	12,147,026	5.7
		20,758,522	9.8
	Consumer Staples: 8.0%
41,600	CVS Caremark Corp.	1,563,328	0.7
44,000	General Mills, Inc.	1,637,680	0.8
32,600	Kellogg Co.	1,803,432	0.9
43,223	Kimberly-Clark Corp.	2,876,923	1.4
17,400	Ralcorp Holdings, Inc.	1,506,492	0.7
61,600	Sysco Corp.	1,920,688	0.9
151,489	Other Securities	5,601,483	2.6
		16,910,026	8.0
	Energy: 7.1%
33,297	EQT Corp.	1,748,758	0.8
73,100	Imperial Oil Ltd.	3,404,689	1.6
29,300	Murphy Oil Corp.	1,923,838	0.9
359,360	Other Securities	7,928,651	3.8
		15,005,936	7.1
	Financials: 27.5%
20,600	ACE Ltd.	1,355,892	0.6
46,200	Allstate Corp.	1,410,486	0.7
132,561	Capitol Federal Financial, Inc.	1,558,917	0.7
53,636	Comerica, Inc.	1,854,197	0.9
32,701	Commerce Bancshares, Inc.	1,406,143	0.7
9,300	Franklin Resources, Inc.	1,220,997	0.6
86,735	Government Properties Income Trust	2,343,580	1.1

Shares		Value	Percentage of Net Assets
78,289	HCC Insurance Holdings, Inc.	$2,466,103	1.2
223,000	Hudson City Bancorp., Inc.	1,826,370	0.8
45,576	Marsh & McLennan Cos., Inc.	1,421,515	0.7
68,005	Northern Trust Corp.	3,125,510	1.5
138,878	People's United Financial, Inc.	1,866,520	0.9
83,068	Piedmont Office Realty Trust, Inc.	1,693,757	0.8
32,123	Transatlantic Holdings, Inc.	1,574,348	0.7
27,400	Travelers Cos., Inc.	1,599,612	0.7
1,985,547	Other Securities	31,661,212	14.9
		58,385,159	27.5
	Health Care: 6.8%
173,300	Boston Scientific Corp.	1,197,503	0.6
40,600	LifePoint Hospitals, Inc.	1,586,648	0.7
35,300	Patterson Cos., Inc.	1,161,017	0.5
32,200	Zimmer Holdings, Inc.	2,035,040	1.0
351,985	Other Securities	8,433,813	4.0
		14,414,021	6.8
	Industrials: 16.0%
17,942	Hubbell, Inc.	1,165,333	0.5
32,300	ITT Corp.	1,903,439	0.9
54,934	Kaydon Corp.	2,050,137	1.0
130,117	Republic Services, Inc.	4,014,110	1.9
95,500	Koninklijke Philips Electronics NV	2,454,369	1.2
106,400	Southwest Airlines Co.	1,215,088	0.6
37,400	Thomas & Betts Corp.	2,013,990	0.9
40,300	Tyco International Ltd.	1,992,029	0.9
783,705	Other Securities	17,099,999	8.1
		33,908,494	16.0

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 7.0%
144,700		Applied Materials, Inc.	$1,882,547	0.9
812,419		Other Securities	12,900,527	6.1
			14,783,074	7.0
		Materials: 4.2%
63,583		Bemis Co.	2,147,834	1.0
23,524		Newmont Mining Corp.	1,269,590	0.6
251,605		Other Securities	5,631,789	2.6
			9,049,213	4.2
		Telecommunication Services: 2.8%
26,900		American Tower Corp.	1,407,677	0.7
50,244		CenturyTel, Inc.	2,031,365	0.9
94,204		Other Securities	2,588,707	1.2
			6,027,749	2.8
		Utilities: 7.6%
29,900	L	AGL Resources, Inc.	1,217,229	0.6
103,800		NV Energy, Inc.	1,593,330	0.7
59,500		Pacific Gas & Electric Co.	2,500,785	1.2
76,226		Westar Energy, Inc.	2,051,242	0.9
316,713		Other Securities	8,876,445	4.2
			16,239,031	7.6
		Total Common Stock ( Cost $194,046,833 )	205,481,225	96.8
EXCHANGE-TRADED FUNDS: 1.0%
		Financials: 1.0%
28,100		Other Securities	2,124,988	1.0
		Total Exchange-Traded Funds ( Cost $2,094,267 )	2,124,988	1.0
PREFERRED STOCK: 1.0%
		Consumer Discretionary: 0.1%
128	#	LodgeNet Interactive Corp.	135,520	0.0
1,600		Other Securities	169,706	0.1
			305,226	0.1
		Consumer Staples: 0.1%
211		Other Securities	206,041	0.1
		Financials: 0.8%
44,484		Other Securities	1,660,980	0.8
		Total Preferred Stock ( Cost $1,953,490 )	2,172,247	1.0
		Total Long-Term Investments ( Cost $198,094,590 )	209,778,460	98.8

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Securities Lending Collateralcc: 3.1%
6,465,916		BNY Mellon Overnight Government Fund (1)	$6,465,916	3.0
151,202	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	120,962	0.1
		Total Securities Lending Collateral ( Cost $6,617,118 )	6,586,878	3.1
		Mutual Funds: 1.4%
2,829,661		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $2,829,661 )	2,829,661	1.4
		Total Short-Term Investments ( Cost $9,446,779 )	9,416,539	4.5
		Total Investments in Securities ( Cost $207,541,369 ) *	$219,194,999	103.3
		Liabilities in Excess of Other Assets	(6,944,971)	(3.3)
		Net Assets	$212,250,028	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $212,006,977.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,513,031
Gross Unrealized Depreciation	(11,325,009)
Net Unrealized Appreciation	$7,188,022

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$20,758,522	$—	$—	$20,758,522
Consumer Staples	16,910,026	—	—	16,910,026
Energy	15,005,936	—	—	15,005,936
Financials	58,385,159	—	—	58,385,159
Health Care	14,414,021	—	—	14,414,021
Industrials	31,454,125	2,454,369	—	33,908,494
Information Technology	14,783,074	—	—	14,783,074
Materials	9,049,213	—	—	9,049,213
Telecommunication Services	6,027,749	—	—	6,027,749
Utilities	16,239,031	—	—	16,239,031
Total Common Stock	203,026,856	2,454,369	—	205,481,225
Exchange-Traded Funds	2,124,988	—	—	2,124,988
Preferred Stock	275,928	1,896,319	—	2,172,247
Short-Term Investments	9,295,577	—	120,962	9,416,539
Total Investments, at value	$214,723,349	$4,350,688	$120,962	$219,194,999
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(127,451)	$—	$(127,451)
Total Liabilities	$—	$(127,451)	$—	$(127,451)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962
Total Investments, at value	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
Bank of America	Canadian Dollar	4,011,830	Sell	07/29/11	$4,061,790	$4,156,583	$(94,793)
Bank of America	Canadian Dollar	98,111	Sell	07/29/11	100,958	101,651	(693)
UBS AG	EU Euro	1,355,623	Sell	07/29/11	1,932,250	1,964,215	(31,965)
							$(127,451)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$127,451
Total Liability Derivatives		$127,451

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

  Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,458,434)
Total	$(1,458,434)

  Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(111,750)
Total	$(111,750)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING BARON   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Consumer Discretionary	23.6%
Industrials	14.4%
Health Care	14.3%
Information Technology	13.3%
Energy	12.5%
Financials	11.4%
Consumer Staples	6.0%
Utilities	1.3%
Materials	0.9%
Telecommunication Services	0.5%
Other Assets and Liabilities - Net*	1.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 23.6%
605,000		Anhanguera Educacional Participacoes SA	$12,854,772	1.4
540,000		Choice Hotels International, Inc.	18,014,400	2.0
325,000		DeVry, Inc.	19,217,250	2.2
575,000		Dick's Sporting Goods, Inc.	22,108,750	2.5
570,000		LKQ Corp.	14,871,300	1.7
239,000		Morningstar, Inc.	14,526,420	1.6
123,000		Panera Bread Co.	15,456,180	1.7
200,000		Peet's Coffee & Tea, Inc.	11,540,000	1.3
420,000	@	Penn National Gaming, Inc.	16,942,800	1.9
63,750		Strayer Education, Inc.	8,057,363	0.9
230,000		Under Armour, Inc.	17,781,300	2.0
475,000		Vail Resorts, Inc.	21,954,500	2.5
765,000		Other Securities	16,617,986	1.9
			209,943,021	23.6
		Consumer Staples: 6.0%
228,000		Church & Dwight Co., Inc.	9,243,120	1.0
215,000		Diamond Foods, Inc.	16,413,100	1.8
190,000		TreeHouse Foods, Inc.	10,375,900	1.2
201,737		United Natural Foods, Inc.	8,608,118	1.0
608,000		Other Securities	8,919,640	1.0
			53,559,878	6.0
		Energy: 12.5%
110,000		CARBO Ceramics, Inc.	17,924,500	2.0
200,000	@	Core Laboratories NV	22,308,000	2.5
140,000		Helmerich & Payne, Inc.	9,256,800	1.0
115,000		SEACOR Holdings, Inc.	11,495,400	1.3
175,000		SM Energy Co.	12,859,000	1.5
270,000		Southern Union Co.	10,840,500	1.2
855,077		Other Securities	26,531,046	3.0
			111,215,246	12.5

Shares			Value	Percentage of Net Assets
		Financials: 11.4%
24,300		Alexander's, Inc.	$9,647,100	1.1
274,479		Cohen & Steers, Inc.	9,098,979	1.0
510,500		Douglas Emmett, Inc.	10,153,845	1.2
622,440		MSCI, Inc. - Class A	23,453,539	2.6
1,812,500		Other Securities	48,828,465	5.5
			101,181,928	11.4
		Health Care: 14.3%
365,000		AMERIGROUP Corp.	25,721,550	2.9
450,000		Community Health Systems, Inc.	11,556,000	1.3
175,000		Edwards Lifesciences Corp.	15,256,500	1.7
137,500		Gen-Probe, Inc.	9,508,125	1.1
160,000		Idexx Laboratories, Inc.	12,409,600	1.4
135,000		Mettler Toledo International, Inc.	22,770,450	2.5
105,000		Techne Corp.	8,753,850	1.0
780,890		Other Securities	21,861,937	2.4
			127,838,012	14.3
		Industrials: 14.4%
275,000		Copart, Inc.	12,815,000	1.4
169,712	@	CoStar Group, Inc.	10,060,527	1.1
504,261	@	Generac Holdings, Inc.	9,782,663	1.1
350,000		Genesee & Wyoming, Inc.	20,524,000	2.3
121,126	@	Middleby Corp.	11,390,689	1.3
160,000	@	Polypore International, Inc.	10,854,400	1.2
410,000		Ritchie Brothers Auctioneers, Inc.	11,270,900	1.3
380,000		Tetra Tech, Inc.	8,550,000	1.0
1,007,199		Other Securities	32,766,974	3.7
			128,015,153	14.4

See Accompanying Notes to Financial Statements

ING BARON   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Information Technology: 13.3%
250,000	Ansys, Inc.	$13,667,500	1.5
120,000	Equinix, Inc.	12,122,400	1.4
85,000	Factset Research Systems, Inc.	8,697,200	1.0
430,000	Gartner, Inc.	17,324,700	1.9
100,000	MAXIMUS, Inc.	8,273,000	0.9
238,000	Pegasystems, Inc.	11,078,900	1.2
497,500	Totvs S.A.	9,030,965	1.0
190,000	WebMD Health Corp.	8,660,200	1.0
1,087,377	Other Securities	29,980,602	3.4
		118,835,467	13.3
	Materials: 0.9%
202,828	Other Securities	8,100,678	0.9
	Telecommunication Services: 0.5%
125,000	Other Securities	4,773,750	0.5
	Utilities: 1.3%
160,000	ITC Holdings Corp.	11,483,200	1.3
	Total Common Stock ( Cost $536,769,323 )	874,946,333	98.2

Shares	Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.2%
	Mutual Funds: 2.2%
19,957,646	Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $19,957,646 )	$19,957,646	2.2
	Total Short-Term Investments ( Cost $19,957,646 )	19,957,646	2.2
	Total Investments in Securities ( Cost $556,726,969 ) *	$894,903,979	100.4
	Liabilities in Excess of Other Assets	(3,579,053)	(0.4)
	Net Assets	$891,324,926	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

*  Cost for federal income tax purposes is $556,640,710.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$345,719,553
Gross Unrealized Depreciation	(7,456,284)
Net Unrealized Appreciation	$338,263,269

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$874,946,333	$—	$—	$874,946,333
Short-Term Investments	19,957,646	—	—	19,957,646
Total Investments, at value	$894,903,979	$—	$—	$894,903,979

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	26.7%
Industrials	17.4%
Information Technology	14.3%
Consumer Discretionary	11.5%
Health Care	8.2%
Materials	6.2%
Energy	6.0%
Consumer Staples	4.3%
Utilities	3.2%
Other Assets and Liabilities - Net*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Consumer Discretionary: 11.5%
95,000	Domino's Pizza, Inc.	$2,397,800	1.2
88,000	Finish Line	1,883,200	1.0
38,000	Genesco, Inc.	1,979,800	1.0
104,926	GNC Holdings, Inc.	2,288,436	1.2
60,000	Helen of Troy Ltd.	2,071,800	1.1
94,695	Tower International, Inc.	1,675,155	0.9
553,200	Other Securities	9,960,550	5.1
		22,256,741	11.5
	Consumer Staples: 4.3%
46,000	Nu Skin Enterprises, Inc.	1,727,300	0.9
340,800	Other Securities	6,723,540	3.4
		8,450,840	4.3
	Energy: 6.0%
37,000	Bill Barrett Corp.	1,714,950	0.9
109,000	Key Energy Services, Inc.	1,962,000	1.0
22,000	Oil States International, Inc.	1,758,020	0.9
47,000	Swift Energy Co.	1,751,690	0.9
180,000	Other Securities	4,533,180	2.3
		11,719,840	6.0
	Financials: 26.7%
90,000	BioMed Realty Trust, Inc.	1,731,600	0.9
97,000	CBL & Associates Properties, Inc.	1,758,610	0.9
59,000	Delphi Financial Group	1,723,390	0.9
67,500	DuPont Fabros Technology, Inc.	1,701,000	0.9
31,000	IBERIABANK Corp.	1,786,840	0.9
78,000	Independent Bank Corp.	2,047,500	1.1
68,000	LaSalle Hotel Properties	1,791,120	0.9
27,000	Mid-America Apartment Communities, Inc.	1,821,690	0.9

Shares		Value	Percentage of Net Assets
41,000	Prosperity Bancshares, Inc.	$1,796,620	0.9
195,187	Sterling Bancorp.	1,852,325	1.0
30,451	SVB Financial Group	1,818,229	0.9
130,000	Symetra Financial Corp.	1,745,900	0.9
74,000	Texas Capital Bancshares, Inc.	1,911,420	1.0
195,000	U-Store-It Trust	2,051,400	1.1
1,896,816	Other Securities	26,200,755	13.5
		51,738,399	26.7
	Health Care: 8.2%
61,000	Centene Corp.	2,167,330	1.1
46,000	Healthspring, Inc.	2,121,060	1.1
56,121	Invacare Corp.	1,862,656	1.0
94,000	Kindred Healthcare, Inc.	2,018,180	1.0
42,300	WellCare Health Plans, Inc.	2,174,643	1.1
357,489	Other Securities	5,562,131	2.9
		15,906,000	8.2
	Industrials: 17.4%
24,000	Alaska Air Group, Inc.	1,643,040	0.8
28,000	Atlas Air Worldwide Holdings, Inc.	1,666,280	0.9
74,000	Deluxe Corp.	1,828,540	0.9
27,000	Esterline Technologies Corp.	2,062,800	1.1
69,662	Progressive Waste Solutions Ltd.	1,734,584	0.9
59,000	Textainer Group Holdings Ltd.	1,813,660	0.9
72,000	Titan Machinery, Inc.	2,072,160	1.1
49,700	Trinity Industries, Inc.	1,733,536	0.9
52,000	United Stationers, Inc.	1,842,360	0.9
66,000	Werner Enterprises, Inc.	1,653,300	0.9
1,216,873	Other Securities	15,774,571	8.1
		33,824,831	17.4

See Accompanying Notes to Financial Statements

ING COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 14.3%
25,000		Anixter International, Inc.	$1,633,500	0.8
48,000		Ariba, Inc.	1,654,560	0.9
83,000		Cardtronics, Inc.	1,946,350	1.0
115,000	@	Elster Group SE ADR	1,883,700	1.0
110,000		IXYS Corp.	1,647,800	0.8
46,000		Rogers Corp.	2,125,200	1.1
1,508,669		Other Securities	16,787,949	8.7
			27,679,059	14.3
		Materials: 6.2%
48,000		RTI International Metals, Inc.	1,841,760	1.0
456,310		Other Securities	10,134,500	5.2
			11,976,260	6.2
		Utilities: 3.2%
48,000		New Jersey Resources Corp.	2,141,280	1.1
39,000		South Jersey Industries, Inc.	2,118,090	1.1
63,000		UIL Holdings Corp.	2,038,050	1.0
			6,297,420	3.2
		Total Common Stock ( Cost $148,763,977 )	189,849,390	97.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
3,896,251	Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $3,896,251 )	$3,896,251	2.0
	Total Short-Term Investments ( Cost $3,896,251 )	3,896,251	2.0
	Total Investments in Securities ( Cost $152,660,228 ) *	$193,745,641	99.8
	Assets in Excess of Other Liabilities	331,579	0.2
	Net Assets	$194,077,220	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is $156,999,178.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$43,631,958
Gross Unrealized Depreciation	(6,885,495)
Net Unrealized Appreciation	$36,746,463

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$189,849,390	$—	$—	$189,849,390
Short-Term Investments	3,896,251	—	—	3,896,251
Total Investments, at value	$193,745,641	$—	$—	$193,745,641

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING DAVIS  SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	26.8%
Consumer Staples	16.3%
Energy	15.1%
Health Care	12.3%
Materials	7.0%
Information Technology	6.6%
Consumer Discretionary	5.5%
Industrials	5.0%
Telecommunication Services	0.5%
Other Assets and Liabilities - Net*	4.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.0%
	Consumer Discretionary: 5.5%
183,300	Bed Bath & Beyond, Inc.	$10,699,221	2.2
121,699	Carmax, Inc.	4,024,586	0.8
97,850	Harley-Davidson, Inc.	4,008,914	0.8
286,016	Other Securities	8,348,219	1.7
		27,080,940	5.5
	Consumer Staples: 16.3%
151,950	Coca-Cola Co.	10,224,715	2.1
287,125	Costco Wholesale Corp.	23,326,035	4.7
484,727	CVS Caremark Corp.	18,216,041	3.7
64,100	Diageo PLC ADR	5,247,867	1.1
123,700	Heineken Holding NV	6,332,664	1.3
82,800	Kraft Foods, Inc.	2,917,044	0.6
90,602	Philip Morris International, Inc.	6,049,496	1.2
51,310	Procter & Gamble Co.	3,261,777	0.6
129,450	Other Securities	4,755,134	1.0
		80,330,773	16.3
	Energy: 15.1%
334,420	Canadian Natural Resources Ltd.	13,998,821	2.9
1,938,500	China Coal Energy Co. - Class H	2,625,537	0.5
194,320	Devon Energy Corp.	15,314,359	3.1
159,200	EOG Resources, Inc.	16,644,360	3.4
186,030	Occidental Petroleum Corp.	19,354,561	3.9
44,276	Transocean Ltd.	2,858,459	0.6
282,900	Other Securities	3,631,780	0.7
		74,427,877	15.1
	Financials: 26.8%
38,760	ACE Ltd.	2,551,183	0.5
462,220	American Express Co.	23,896,774	4.8

Shares			Value	Percentage of Net Assets
81,330		Ameriprise Financial, Inc.	$4,691,114	0.9
828,190		Bank of New York Mellon Corp.	21,218,228	4.3
83	@	Berkshire Hathaway, Inc. - Class A	9,636,715	2.0
2,340		Fairfax Financial Holdings Ltd.	936,534	0.2
4,480		Fairfax Financial Holdings Ltd.	1,797,107	0.4
565,000		Hang Lung Group Ltd.	3,587,574	0.7
133,310		Julius Baer Group Ltd.	5,506,775	1.1
365,099		Loews Corp.	15,367,017	3.1
550,980		Progressive Corp.	11,779,952	2.4
90,070		Transatlantic Holdings, Inc.	4,414,331	0.9
665,667		Wells Fargo & Co.	18,678,616	3.8
188,017		Other Securities	8,140,606	1.7
			132,202,526	26.8
		Health Care: 12.3%
51,588		Agilent Technologies, Inc.	2,636,663	0.5
80,900		Baxter International, Inc.	4,828,921	1.0
51,700		Becton Dickinson & Co.	4,454,989	0.9
181,640		Express Scripts, Inc.	9,804,927	2.0
181,700		Johnson & Johnson	12,086,684	2.5
412,315		Merck & Co., Inc.	14,550,596	3.0
131,850		Pfizer, Inc.	2,716,110	0.5
57,000		Roche Holding AG - Genusschein	9,542,984	1.9
			60,621,874	12.3
		Industrials: 5.0%
1,281,598		China Merchants Holdings International Co., Ltd.	4,973,033	1.0

See Accompanying Notes to Financial Statements

ING DAVIS  SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
285,250		Iron Mountain, Inc.	$9,724,173	2.0
25,157		Kuehne & Nagel International AG	3,821,976	0.8
44,040		Lockheed Martin Corp.	3,565,919	0.7
1,186,165		Other Securities	2,528,661	0.5
			24,613,762	5.0
		Information Technology: 6.6%
18,959		Google, Inc. - Class A	9,600,458	2.0
99,600		Hewlett-Packard Co.	3,625,440	0.7
213,370		Microsoft Corp.	5,547,620	1.1
268,550		Texas Instruments, Inc.	8,816,497	1.8
278,900		Other Securities	4,934,916	1.0
			32,524,931	6.6
		Materials: 6.9%
26,690		Air Products & Chemicals, Inc.	2,551,030	0.5
40,500		Martin Marietta Materials, Inc.	3,238,785	0.7
98,240		Monsanto Co.	7,126,330	1.5
64,455		Potash Corp. of Saskatchewan	3,673,290	0.7
41,632		Rio Tinto PLC	3,006,081	0.6
333,694		Sealed Air Corp.	7,938,580	1.6
8,100	#,@	Sino-Forest Corp.	26,875	0.0
416,940		Other Securities	6,395,545	1.3
			33,956,516	6.9
		Telecommunication Services: 0.5%
46,300		Other Securities	2,494,644	0.5
		Total Common Stock ( Cost $397,506,443 )	468,253,843	95.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.1%
		Materials: 0.1%
649,000	#	Sino-Forest Corp., 5.000%, 08/01/13	$308,275	0.1
		Total Corporate Bonds/Notes ( Cost $649,000 )	308,275	0.1
		Total Long-Term Investments ( Cost $398,155,443 )	468,562,118	95.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Commercial Paper: 3.7%
18,017,000	Intesa, 0.080%, 07/01/11 ( Cost $18,016,918 )	$18,016,918	3.7
	Total Short-Term Investments ( Cost $18,016,918 )	18,016,918	3.7
	Total Investments in Securities ( Cost $416,172,361 ) *	$486,579,036	98.8
	Assets in Excess of Other Liabilities	6,080,581	1.2
	Net Assets	$492,659,617	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

*  Cost for federal income tax purposes is $420,824,417.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$84,345,391
Gross Unrealized Depreciation	(18,590,772)
Net Unrealized Appreciation	$65,754,619

See Accompanying Notes to Financial Statements

ING DAVIS  SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$27,080,940	$—	$—	$27,080,940
Consumer Staples	72,476,621	7,854,152	—	80,330,773
Energy	71,802,341	2,625,536	—	74,427,877
Financials	122,897,410	9,305,116	—	132,202,526
Health Care	51,078,890	9,542,984	—	60,621,874
Industrials	14,934,647	9,679,115	—	24,613,762
Information Technology	32,524,931	—	—	32,524,931
Materials	28,415,978	5,540,538	—	33,956,516
Telecommunication Services	2,494,644	—	—	2,494,644
Total Common Stock	423,706,402	44,547,441	—	468,253,843
Corporate Bonds/Notes	—	308,275	—	308,275
Short-Term Investments	—	18,016,918	—	18,016,918
Total Investments, at value	$423,706,402	$62,872,634	$—	$486,579,036

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Common Stock	$55	$—	$—	$—	$(50,065)	$50,010	$—	$—	$—
Total Investments, at value	$55	$—	$—	$—	$(50,065)	$50,010	$—	$—	$—

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

United States	68.9%
Brazil	6.9%
Germany	4.1%
Mexico	4.0%
South Africa	3.5%
United Kingdom	1.4%
Colombia	1.0%
Argentina	0.9%
South Korea	0.9%
0.2%
Countries between 0.0% - 0.8%^	11.1%
Other Assets and Liabilities - Net*	(2.9)%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 32 countries, which each represents 0.0% - 0.8% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.0%
		Consumer Discretionary: 4.0%
2,017,000	S	Comcast Corp., 5.700%, 05/15/18	$2,253,715	0.5
2,210,000	S	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%- 6.375%, 03/01/16- 03/01/41	2,321,805	0.5
295,000	#	DISH DBS Corp., 6.750%, 06/01/21	303,850	0.1
1,270,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	1,419,517	0.3
825,000	#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	78,375	0.0
1,634,000	#	NBC Universal, Inc., 5.150%, 04/30/20	1,728,408	0.3
1,510,000	#	News America, Inc., 4.500%, 02/15/21	1,493,112	0.3
725,000	#	QVC, Inc., 7.375%, 10/15/20	766,687	0.1
89,193	#,&	Radio One, Inc., 15.000%, 05/24/16	90,977	0.0

Principal Amount†			Value	Percentage of Net Assets
365,000	#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	$362,263	0.1
245,000	#	Sigma Alimentos SA de CV, 5.625%, 04/14/18	251,125	0.0
2,858,000	S	Time Warner Cable, Inc., 5.875%, 11/15/40	2,830,517	0.6
1,840,000	S	Time Warner, Inc., 7.700%, 05/01/32	2,227,786	0.4
6,603,000		Other Securities (a)	3,751,492	0.8
			19,879,629	4.0
		Consumer Staples: 1.8%
2,824,000	S	Kellogg Co., 4.000%, 12/15/20	2,825,273	0.6
2,049,000	S	Kraft Foods, Inc., 5.375%, 02/10/20	2,243,852	0.4
320,000	#	MHP S.A., 10.250%, 04/29/15	343,584	0.1
125,000	#	RSC Equipment Rental, Inc., 10.000%, 07/15/17	140,000	0.0
2,933,842		Other Securities	3,262,918	0.7
			8,815,627	1.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy: 2.3%
420,000	#	Adaro Indonesia PT, 7.625%, 10/22/19	$468,300	0.1
300,000	#,L	Alliance Oil Co., Ltd., 9.875%, 03/11/15	330,000	0.1
545,000	#	CNPC HK Overseas Capital Ltd., 5.950%, 04/28/41	541,412	0.1
170,000	#	Empresa Nacional del Petroleo, 5.250%, 08/10/20	173,197	0.0
550,000	#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	541,402	0.1
460,000		Gaz Capital for Gazprom, 8.146%, 04/11/18	543,375	0.1
550,000	#	Gaz Capital for Gazprom, 6.212%, 11/22/16	595,375	0.1
300,000	#	Gaz Capital for Gazprom, 8.125%, 07/31/14	342,000	0.1
350,000	#	Gaz Capital for Gazprom, 8.625%, 04/28/34	439,950	0.1
890,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	1,115,838	0.2
200,000	#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	221,280	0.0
790,000	#	KazMunaiGaz Finance Sub BV, 9.125%, 07/02/18	977,546	0.2
97	#	Kern River Funding Corp., 4.893%, 04/30/18	107	0.0
260,000	#	Lukoil International Finance BV, 6.656%, 06/07/22	275,275	0.1

Principal Amount†			Value	Percentage of Net Assets
250,000	#	Mega Advance Investments Ltd.., 5.000%, 05/12/21	$247,455	0.0
300,000	#,L	Mega Advance Investments Ltd.., 6.375%, 05/12/41	288,987	0.1
430,000	#	Nakilat, Inc., 6.067%, 12/31/33	446,125	0.1
930,000	#	Pertamina Persero PT, 6.500%, 05/27/41	925,350	0.2
286,259	#	Tengizchevroil Finance Co. S.A.RL, 6.124%, 11/15/14	305,581	0.1
2,434,000		Other Securities	2,313,043	0.5
			11,091,598	2.3
		Financials: 14.0%
500,000	#	1Malaysia Sukuk Global Berhad, 3.928%, 06/04/15	525,760	0.1
425,000	#,S	Akbank TAS, 5.125%, 07/22/15	425,000	0.1
600,000	#,S	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	608,280	0.1
350,000	#,S	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	369,250	0.1
2,528,000	S	American Express Credit Corp., 5.125%, 08/25/14	2,760,874	0.6
260,000	#	Banco de Credito del Peru, 5.375%, 09/16/20	248,950	0.1
160,000	#	Banco de Credito del Peru, 6.950%, 11/07/21	166,400	0.0
150,000	#	Banco de Credito del Peru, 9.750%, 11/06/69	168,000	0.0
310,000	#,L	Banco do Brasil S.A., 5.375%, 01/15/21	303,800	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
	2,775,000	#	Banco do Brasil SA, 5.875%, 01/26/22	$2,758,350	0.6
	300,000	#,L	Banco Panamericano S.A., 8.500%, 04/23/20	330,750	0.1
BRL	3,800,000	#,L	Banco Votorantim SA, 6.250%, 05/16/16	2,520,104	0.5
	300,000	#	Banco Votorantim SA, 5.250%, 02/11/16	305,640	0.1
	2,470,000	#	BanColombia SA, 5.950%, 06/03/21	2,519,400	0.5
	2,695,000	S	Bank of America Corp., 5.625%, 07/01/20	2,787,514	0.6
	382,000	#,L	Bankrate, Inc., 11.750%, 07/15/15	437,390	0.1
	2,165,000	#	Barclays Bank PLC, 6.050%, 12/04/17	2,295,329	0.5
	240,000	#	Cemex Finance, LLC, 9.500%, 12/14/16	249,300	0.0
	810,000	#	CIT Group, Inc., 7.000%, 05/02/17	810,000	0.2
	2,507,000	S	Citigroup, Inc., 6.010%, 01/15/15	2,761,004	0.6
IDR	44,900,000,000		Deutsche Bank, 9.500%, 07/19/31	5,868,151	1.2
	520,000	#,L	Ferrexpo Finance PLC, 7.875%, 04/07/16	537,576	0.1
	2,879,000	S	General Electric Capital Corp., 2.250%, 11/09/15	2,832,948	0.6
	2,662,000	S	Goldman Sachs Group, Inc., 5.375%, 03/15/20	2,753,661	0.6
	210,000	#	Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	213,150	0.1

Principal Amount†			Value	Percentage of Net Assets
1,010,000	#	Halyk Savings Bank of Kazakhstan JSC, 9.250%, 10/16/13	$1,105,950	0.2
2,263,000	S	HSBC USA, Inc., 5.000%, 09/27/20	2,242,563	0.4
807,691	#	IIRSA Norte Finance Ltd., 8.750%, 05/30/24	913,902	0.2
1,183,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	1,117,787	0.2
740,000	#	Longfor Properties Co. Ltd, 9.500%, 04/07/16	765,900	0.1
130,000	#	Lukoil International Finance BV, 7.250%, 11/05/19	145,093	0.0
500,000	#	Marfrig Holding Europe BV, 8.375%, 05/09/18	480,250	0.1
2,180,000	S	Morgan Stanley, 4.100%, 01/26/15	2,241,565	0.4
1,075,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,417,649	0.3
300,000	#	Power Sector Assets & Liabilities Management Corp., 7.250%, 05/27/19	356,250	0.1
240,000	#	Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/24	284,400	0.0
480,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.750%, 05/15/18	474,000	0.1
660,000	#,+	Tiers Trust, 4.750%, 06/15/97	421,802	0.1
100,000	#	TNK-BP Finance S.A., 7.250%, 02/02/20	111,000	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
200,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, 02/06/12	$204,750	0.0
780,000	#	Vnesheconombank Via VEB Finance Ltd., 6.902%, 07/09/20	833,898	0.2
340,000	#	VTB Bank Via VTB Capital SA, 6.551%, 10/13/20	346,800	0.1
400,000	#	VTB Capital S.A., 6.465%, 03/04/15	425,080	0.1
145,000	#	VTB Capital S.A., 6.875%, 05/29/18	156,310	0.0
2,040,000	S	Wachovia Bank NA, 6.600%, 01/15/38	2,243,655	0.4
250,000	#	Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, 10/13/15	248,250	0.0
17,914,944		Other Securities (a)	16,936,429	3.4
			69,029,864	14.0
		Health Care: 0.9%
425,000	#	Hypermarcas SA, 6.500%, 04/20/21	426,594	0.1
2,237,000	S	St. Jude Medical, Inc., 2.500%, 01/15/16	2,242,418	0.4
2,227,000		Other Securities	1,931,290	0.4
			4,600,302	0.9
		Industrials: 2.0%
407,000	#,L	Cemex Espana Luxembourg, 9.250%, 05/12/20	404,965	0.1
2,315,000	S	Dow Chemical Co., 4.250%, 11/15/20	2,267,964	0.5
287,060	#	Panama Canal Railway Co., 7.000%, 11/01/26	265,301	0.0

Principal Amount†			Value	Percentage of Net Assets
1,800,000		Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	$1,971,000	0.4
550,000	#	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	602,250	0.1
29,335,000		Other Securities	4,323,561	0.9
			9,835,041	2.0
		Information Technology: 1.1%
1,422,000	#	Oracle Corp., 5.375%, 07/15/40	1,443,198	0.3
860,000	#	Seagate HDD Cayman, 6.875%, 05/01/20	857,850	0.2
2,865,000		Other Securities	2,875,451	0.6
			5,176,499	1.1
		Materials: 1.5%
542,000	#,S	ABI Escrow Corp., 10.250%, 10/15/18	589,425	0.1
80,846	#,&,S	Ainsworth Lumber Co., Ltd., 11.000%, 07/29/15	75,187	0.0
200,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	219,000	0.0
800,000	#	Braskem Finance Ltd., 7.250%, 06/05/18	896,000	0.2
850,000	#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	929,730	0.2
2,200,000	S	Southern Copper Corp., 7.500%, 07/27/35	2,309,032	0.5
5,445,000		Other Securities (a)	2,545,837	0.5
			7,564,211	1.5
		Telecommunication Services: 1.8%
2,203,000	S	AT&T, Inc., 2.500%, 08/15/15	2,233,833	0.5
235,000	#	Intelsat Jackson Holdings Ltd., 7.250%, 10/15/20	234,412	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services (continued)
350,000	#	MTS International Funding Ltd., 8.625%, 06/22/20	$401,188	0.1
960,000	#,L	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 04/30/18	1,088,928	0.2
975,000	#	VimpelCom Holdings BV, 7.504%, 03/01/22	980,850	0.2
11,524,845		Other Securities	4,009,143	0.8
			8,948,354	1.8
		Utilities: 2.6%
300,000	#	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19	341,250	0.1
985,000	#,S	Colbun S.A., 6.000%, 01/21/20	1,037,600	0.2
300,000	#	Empresas Publicas de Medellin ESP, 7.625%, 07/29/19	350,250	0.1
1,160,000	#	Iberdrola Finance Ireland Ltd., 5.000%, 09/11/19	1,145,906	0.2
640,000	#	Israel Electric Corp., Ltd., 7.250%, 01/15/19	703,812	0.2
470,000	#	Majapahit Holding BV, 7.750%, 10/17/16	547,550	0.1
300,000	#,L	Majapahit Holding BV, 8.000%, 08/07/19	356,250	0.1
14,587,000		Other Securities	8,054,174	1.6
			12,536,792	2.6
		Total Corporate Bonds/Notes ( Cost $155,691,990 )	157,477,917	32.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.4%
6,710,000	S	Banc of America Commercial Mortgage, Inc., 4.857%- 5.802%, 07/10/43- 06/10/49	$6,869,822	1.4
2,535,475		Banc of America Funding Corp., 5.500%, 02/25/35	2,495,982	0.5
2,010,000	#	Banc of America Large Loan, Inc., 5.654%, 06/15/49	2,013,757	0.4
1,520,000	#	Credit Suisse Mortgage Capital Certificates, 5.802%, 06/10/49	1,511,531	0.3
2,235,735	S	CW Capital Cobalt Ltd., 5.174%, 08/15/48	2,287,731	0.5
470,000	#	DBUBS Mortgage Trust, 4.537%, 07/10/44	468,811	0.1
1,000,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	853,917	0.1
410,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	370,009	0.1
234,339	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.686%, 01/27/37	128,886	0.0
1,985,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/49	2,133,174	0.4
2,135,000	S	Greenwich Capital Commercial Funding Corp., 6.078%, 07/10/38	2,373,047	0.5
370,000	#	GS Mortgage Securities Corp. II, 6.053%, 07/12/38	401,313	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
420,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	$356,845	0.1
2,470,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%- 6.288%, 01/15/42- 02/12/51	2,415,757	0.5
2,220,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	2,417,236	0.5
1,805,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%- 5.420%, 01/15/49	1,874,213	0.4
1,775,000	S	LB Commercial Conduit Mortgage Trust, 6.169%, 07/15/44	1,931,979	0.4
1,430,000	S	LB Commercial Conduit Mortgage Trust, 6.169%, 07/15/44	1,345,149	0.3
250,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	257,447	0.0
8,970,000	S	LB-UBS Commercial Mortgage Trust, 5.323%- 6.087%, 06/15/38- 09/15/45	9,186,259	1.9
1,280,000	#	Morgan Stanley Capital I, 5.598%, 01/13/41	1,271,077	0.3
260,000	#	RBSCF Trust, 5.420%, 01/19/49	272,934	0.0
155,000	#	Vornado DP LLC, 5.280%, 09/13/28	147,348	0.0

Principal Amount†				Value	Percentage of Net Assets
	2,000,000	#	Wachovia Bank Commercial Mortgage Trust, 4.942%, 11/15/34	$1,915,266	0.4
	500,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	511,231	0.1
	618,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	614,242	0.1
	4,310,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%- 5.383%, 12/15/43- 11/15/48	4,144,147	0.9
	3,054,781	S	Wells Fargo Mortgage- Backed Securities Trust, 2.737%- 5.363%, 02/25/35- 10/25/35	2,972,798	0.6
	480,000	#	WF-RBS Commercial Mortgage Trust, 4.375%, 03/15/44	477,271	0.1
	12,422,810		Other Securities	11,926,157	2.4
			Total Collateralized Mortgage Obligations ( Cost $66,482,997 )	65,945,336	13.4
OTHER BONDS: 20.0%
			Foreign Government Bonds: 20.0%
	200,000	#,S	Arab Republic of Egypt, 5.750%, 04/29/20	202,000	0.1
	200,000	#,S	Arab Republic of Egypt, 6.875%, 04/30/40	193,500	0.0
EUR	1,450,000		Argentina Government International Bond, 3.500%, 12/15/35	310,153	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Foreign Government Bonds (continued)
	2,590,000		Argentina Government International Bond, 7.000%, 10/03/15	$2,562,805	0.5
	2,950,000	+,S	Argentina Government International Bond, 2.500%- 7.000%, 09/12/13- 12/31/38	1,391,912	0.3
	160,000	#,+	Belize Government International Bond, 6.000%, 02/20/29	107,200	0.0
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	944,076	0.2
BRL	32,422,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	18,112,807	3.7
EUR	6,600,000		Bundesobligation, 2.750%, 04/08/16	9,774,390	2.0
EUR	5,400,000		Bundesrepublik Deutschland, 3.250%, 07/04/21	7,981,840	1.6
EUR	1,260,000		Bundesrepublik Deutschland, 3.250%, 07/04/42	1,657,429	0.3
	300,000	#	Dominican Republic International Bond, 7.500%, 05/06/21	313,500	0.1
	465,000	#	Indonesia Government International Bond, 6.625%, 02/17/37	519,638	0.1
	555,000	#	Indonesia Government International Bond, 7.750%, 01/17/38	698,606	0.1
	330,000	#	Indonesia Government International Bond, 8.500%, 10/12/35	445,500	0.1

Principal Amount†				Value	Percentage of Net Assets
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, 06/10/20	$2,429,217	0.5
MXN	171,405,000		Mexican Bonos, 6.500%, 06/10/21	14,143,310	2.9
	375,000	#	Qatar Government International Bond, 5.250%, 01/20/20	401,625	0.1
	400,000		South Africa Government Bond, 5.500%, 03/09/20	439,000	0.1
ZAR	60,763,698		South Africa Government Bond, 7.250%, 01/15/20	8,347,887	1.7
ZAR	16,220,000		South Africa Government Bond, 10.500%, 12/21/26	2,778,734	0.5
ZAR	27,389,581		South Africa Government Bond, 2.750%- 8.000%, 12/21/18- 01/31/22	3,944,444	0.8
	310,000	#	Sri Lanka Government International Bond, 6.250%, 10/04/20	311,550	0.0
	2,430,000		Turkey Government International Bond, 6.750%- 7.500%, 07/14/17- 05/30/40	2,799,764	0.6
	500,000	#	Ukraine Government International Bond, 6.750%, 11/14/17	506,875	0.1
	430,000	#,L	Ukraine Government International Bond, 7.750%, 09/23/20	447,200	0.1
	970,000	#	Venezuela Government International Bond, 13.625%, 08/15/18	919,075	0.2
	4,550,000		Venezuela Government International Bond, 7.000%- 12.750%, 08/23/22- 03/31/38	3,042,098	0.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Foreign Government Bonds (continued)
EUR	11,591,945		Other Securities	$12,929,176	2.6
			Total Other Bonds ( Cost $94,721,805 )	98,655,311	20.0
STRUCTURED PRODUCTS: 0.8%
	1,962,500	#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 9.264%, 09/17/13	1,999,395	0.4
	48,571,781		Other Securities (a)	1,709,648	0.4
			Total Structured Products ( Cost $5,662,531 )	3,709,043	0.8
U.S. TREASURY OBLIGATIONS: 16.3%
			U.S. Treasury Bonds: 2.6%
	457,000	S	3.125%, due 5/15/2021	455,787	0.1
	11,538,000	S	4.750%, due 2/15/2041	12,266,336	2.5
				12,722,123	2.6
			U.S. Treasury Notes: 13.7%
	21,538,000	L	0.500%, due 5/31/2013	21,564,082	4.4
	30,631,000	L	0.750%, due 6/15/2014	30,599,910	6.2
	10,662,000	L	1.750%, due 5/31/2016	10,680,307	2.1
	4,862,000	L	2.375%, due 5/31/2018	4,836,941	1.0
				67,681,240	13.7
			Total U.S. Treasury Obligations ( Cost $80,832,166 )	80,403,363	16.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.5%
			Federal Home Loan Mortgage Corporation: 6.7%##
	3,285,000	S	1.125%, due 7/27/2012	3,312,022	0.7
	10,522,000	W	4.500%, due 7/15/2038	10,872,183	2.2
	4,695,000	W	5.500%, due 7/15/2034	5,072,069	1.1
	13,991,433	^,S,W	0.637%-24.064%, due 02/16/17- 02/01/41	13,454,181	2.7
	66,723		Other Securities	67,724	0.0
				32,778,179	6.7

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association: 10.0%##
3,030,000	S	1.125%, due 7/30/2012	$3,056,394	0.6
10,469,000	W	4.000%, due 2/25/2039	10,472,266	2.1
2,640,000	W	4.500%, due 7/15/2035	2,731,988	0.5
2,571,000	W	5.000%, due 7/1/2037	2,732,089	0.6
2,346,744	S	5.000%, due 7/25/2040	2,484,144	0.5
2,000,000	S	5.375%, due 6/12/2017	2,330,764	0.5
9,180,000	W	5.500%, due 7/15/2034	9,927,307	2.0
17,705,709	^,S,W	0.586%-27.343%, due 09/01/14- 06/01/41	13,796,018	2.8
1,182,000	W	6.000%, due 4/15/2038	1,298,354	0.3
2,810,614		Other Securities (b)	639,894	0.1
			49,469,218	10.0
		Government National Mortgage Association: 0.8%
3,315,437	W	4.000%-8.000%, due 01/16/30- 12/15/40	3,624,854	0.8
155,794		Other Securities	174,272	0.0
			3,799,126	0.8
		Total U.S. Government Agency Obligations ( Cost $83,548,467 )	86,046,523	17.5
ASSET-BACKED SECURITIES: 2.4%
		Automobile Asset-Backed Securities: 2.1%
500,000	#	Bank of America Auto Trust, 2.180%, 02/15/17	511,927	0.1
2,337,000	S	CarMax Auto Owner Trust, 1.290%- 2.160%, 09/15/15- 09/15/16	2,372,245	0.5
2,531,000		Hyundai Auto Receivables Trust, 2.450%, 12/15/16	2,606,512	0.5
5,149,740		Other Securities	5,192,254	1.0
			10,682,938	2.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Credit Card Asset-Backed Securities: 0.3%
1,250,000		Other Securities	$1,344,603	0.3
		Total Asset- Backed Securities ( Cost $11,923,843 )	12,027,541	2.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.4%
		Canada: 0.0%
182		Other Securities	$3,694	0.0
		United States: 0.4%
58,056		Other Securities	1,712,114	0.4
		Total Common Stock ( Cost $1,691,660 )	1,715,808	0.4
WARRANTS: —%
		Consumer Discretionary: –%
2,406		Other Securities	—	—
		Total Warrants ( Cost $— )	—	—
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
		Options on Currencies: 0.2%
25,500,000	@	USD vs EUR Currency Put Option, Strike @ 1.460, Exp. 08/05/11 Counterparty: Deutsche Bank AG	$298,595	0.1
25,400,000	@	USD vs EUR Currency Put Option, Strike @ 1.425, Exp. 07/18/11 Counterparty: Morgan Stanley	583,492	0.1

# of Contracts	Value	Percentage of Net Assets

	24,400,000	@	USD vs TWD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: Morgan Stanley	$63,492	0.0
				945,579	0.2
			Options on Interest Rate Swaptions: 0.0%
	31,936,000	@	Call OTC Swaption, Strike @ 1.680%, Exp. 09/23/11 Counterparty: Morgan Stanley	38,758	0.0
			Total Purchased Options ( Cost $820,607 )	984,337	0.2
			Total Long-Term Investments ( Cost $501,376,066 )	506,965,179	103.0
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 18.4%
			Foreign Government Bonds: 0.9%
EGP	2,500,000	Z	Egypt Treasury Bills, 2.500%, 07/12/11	$417,514	0.1
EGP	2,400,000	Z	Egypt Treasury Bills, 2.750%, 07/05/11	401,889	0.1
KRW	1,046,000,000		Korea Monetary Stabilization Bond, 3.280%, 10/02/12	974,735	0.2
KRW	2,784,000,000		Korea Monetary Stabilization Bond, 3.810%, 08/02/12	2,611,377	0.5
				4,405,515	0.9
Shares				Value	Percentage of Net Assets
			Securities Lending Collateralcc: 15.0%
	74,017,231		BNY Mellon Overnight Government Fund (1)	$74,017,231	15.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Securities Lending Collateralcc (continued)
435,640	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	$348,512	0.0
		Total Securities Lending Collateral ( Cost $74,452,871 )	74,365,743	15.0
		Mutual Funds: 2.5%
12,070,000		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $12,070,000 )	12,070,000	2.5
		Total Short-Term Investments ( Cost $90,889,095 )	90,841,258	18.4
		Total Investments in Securities ( Cost $592,265,161 ) *	$597,806,437	121.4
		Liabilities in Excess of Other Assets	(105,524,425)	(21.4)
		Net Assets	$492,282,012	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

±  Defaulted security

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

(a)  The grouping contains securities in default.

(b)  The grouping contains Interest only securities.

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

EGP  Egyptian Pound

EUR  EU Euro

GBP  British Pound

IDR  Indonesian Rupiah

INR  Indian Rupee

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

RUB  Russian Ruble

TRY  Turkish New Lira

TWD  Taiwan New Dollar

ZAR  South African Rand

*  Cost for federal income tax purposes is $592,326,045.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,389,949
Gross Unrealized Depreciation	(8,909,557)
Net Unrealized Appreciation	$5,480,392
Industry	Percentage of Net Assets
Automobile Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	13.4
Consumer Discretionary	4.3
Consumer Staples	1.8
Credit Card Asset-Backed Securities	0.3
Energy	2.3
Federal Home Loan Mortgage Corporation	6.7
Federal National Mortgage Association	10.0
Financials	14.0
Foreign Government Bonds	20.9
Government National Mortgage Association	0.8
Health Care	0.9
Industrials	2.0
Information Technology	1.1
Materials	1.5
Options on Currencies	0.2
Options on Interest Rate Swaptions	0.0
Structured Products	0.8
Telecommunication Services	1.8
U.S. Treasury Bonds	2.6
U.S. Treasury Notes	13.7
Utilities	2.6
Short-Term Investments	17.6
Other Assets and Liabilities - Net	(21.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Canada	$3,694	$—	$—	$3,694
United States	1,022,786	—	689,328	1,712,114
Total Common Stock	1,026,480	—	689,328	1,715,808
Warrants	—	—	—	—
Purchased Options	—	984,336	—	984,336
Corporate Bonds/Notes	—	156,958,592	519,325	157,477,917
Collateralized Mortgage Obligations	—	65,816,450	128,886	65,945,336
Other Bonds	—	79,587,450	19,067,862	98,655,312
Structured Products	—	—	3,709,043	3,709,043
Short-Term Investments	86,087,231	4,405,515	348,512	90,841,258
U.S. Government Agency Obligations	—	86,046,523	—	86,046,523
U.S. Treasury Obligations	—	80,403,363	—	80,403,363
Asset-Backed Securities	—	12,027,541	—	12,027,541
Total Investments, at value	$87,113,711	$486,229,770	$24,462,956	$597,806,437
Other Financial Instruments+
Swaps	—	1,290,357	—	1,290,357
Futures	661,812	—	—	661,812
Forward Foreign Currency Contracts	—	9,621,786	—	9,621,786
Total Assets	$87,775,523	$497,141,913	$24,462,956	$609,380,392
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(4,811,589)	$—	$(4,811,589)
Written Options	—	(608,262)	—	(608,262)
Futures	(201,894)	—	—	(201,894)
Forward Foreign Currency Contracts	—	(12,865,014)	—	(12,865,014)
Total Liabilities	$(201,894)	$(18,284,865)	$—	$(18,486,759)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Common Stock	$746,182	$533,871	$(41,999)	$—	$(7,410)	$(541,316)	$—	$—	$689,328
Preferred Stock	623,500	—	(554,625)	—	(170,375)	101,500	—	—	—
Warrants	167,500	—	—	—	—	—	—	(167,500)	—
Corporate Bonds/Notes	619,258	—	(96,340)	(5,551)	96,340	(94,382)	—	—	519,325
Collateralized Mortgage Obligations	67,346	—	(7,158)	861	1,946	65,891	—	—	128,886
Other Bonds	11,787,375	13,961,059	(4,690,230)	15,754	681,518	(945,755)	—	(1,741,859)	19,067,862
Structured Products	5,224,285	—	(1,228,613)	(160,907)	(1,498,399)	1,372,677	—	—	3,709,043
Short-Term Investments	348,512	—	—	—	—	—	—	—	348,512
Total Investments, at value	$19,583,958	$14,494,930	$(6,618,965)	$(149,843)	$(896,380)	$(41,385)	$—	$(1,909,359)	$24,462,956
Other Financial Instruments+:
Swaps, at fair value	392,588	—	(380,897)	7,585	380,897	(400,173)	—	—	—
Total Assets	$19,976,546	$14,494,930	$(6,999,862)	$(142,258)	$(515,483)	$(441,558)	$—	$(1,909,359)	$24,462,956
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Liabilities Table
Other Financial Instruments+:
Swaps, at fair value	$(209,794)	$—	$61,236	$(73)	$(61,236)	$209,867	$—	$—	$—
Total Liabilities	$(209,794)	$—	$61,236	$(73)	$(61,236)	$209,867	$—	$—	$—

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $811,191.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Colombian Peso	413,000,000	Buy	07/05/11	$217,942	$233,432	$15,490
Citigroup, Inc.	Australian Dollar	6,188,214	Buy	07/01/11	6,492,668	6,637,151	144,483
Citigroup, Inc.	EU Euro	63,882,715	Buy	07/01/11	90,169,813	92,640,034	2,470,221
Citigroup, Inc.	Colombian Peso	275,000,000	Buy	07/05/11	145,888	155,432	9,544
Citigroup, Inc.	Norwegian Krone	8,274,478	Buy	07/15/11	1,536,000	1,532,240	(3,760)
Citigroup, Inc.	Swedish Krona	5,257,146	Buy	07/15/11	810,000	830,401	20,401
Citigroup, Inc.	Swedish Krona	9,561,068	Buy	07/15/11	1,513,000	1,510,233	(2,767)
Citigroup, Inc.	Taiwan New Dollar	155,263,680	Buy	08/12/11	5,408,000	5,408,050	50
Credit Suisse First Boston	Swiss Franc	5,853,279	Buy	07/15/11	6,953,000	6,962,594	9,594
Credit Suisse First Boston	EU Euro	8,905,413	Buy	07/01/11	12,683,000	12,914,256	231,256
Credit Suisse First Boston	EU Euro	9,054,996	Buy	07/01/11	12,694,000	13,131,176	437,176
Credit Suisse First Boston	EU Euro	2,660,638	Buy	07/01/11	3,833,000	3,858,345	25,345
Credit Suisse First Boston	British Pound	1,999,150	Buy	07/15/11	3,275,000	3,207,931	(67,069)
Credit Suisse First Boston	Polish Zloty	18,299,586	Buy	08/12/11	6,655,000	6,641,274	(13,726)
Credit Suisse First Boston	Australian Dollar	825,206	Buy	07/01/11	873,000	885,072	12,072
Credit Suisse First Boston	Australian Dollar	4,551,587	Buy	07/29/11	4,872,000	4,863,339	(8,661)
Credit Suisse First Boston	EU Euro	8,434,013	Buy	07/29/11	12,241,000	12,220,374	(20,626)
Credit Suisse First Boston	British Pound	3,469,544	Buy	07/15/11	5,556,000	5,567,394	11,394
Credit Suisse First Boston	Mexican Peso	29,141,287	Buy	07/01/11	2,454,000	2,488,900	34,900
Deutsche Bank AG	Swiss Franc	1,809,725	Buy	07/15/11	2,144,000	2,152,704	8,704
Deutsche Bank AG	Norwegian Krone	60,536,803	Buy	07/15/11	11,204,000	11,210,000	6,000
Deutsche Bank AG	Singapore Dollar	13,379,940	Buy	08/12/11	10,878,000	10,893,425	15,425
Deutsche Bank AG	Australian Dollar	1,256,396	Buy	07/01/11	1,340,000	1,347,544	7,544
Deutsche Bank AG	Australian Dollar	2,316,410	Buy	07/01/11	2,460,000	2,484,459	24,459
Deutsche Bank AG	Australian Dollar	5,986,184	Buy	07/01/11	6,369,000	6,420,464	51,464
Deutsche Bank AG	Australian Dollar	2,807,316	Buy	07/01/11	3,003,000	3,010,979	7,979
Deutsche Bank AG	Brazilian Real	20,567,202	Buy	09/23/11	12,743,000	12,927,355	184,355
Deutsche Bank AG	Brazilian Real	8,514,408	Buy	09/23/11	5,154,000	5,351,665	197,665
Deutsche Bank AG	EU Euro	8,820,258	Buy	07/01/11	12,545,000	12,790,768	245,768
Deutsche Bank AG	EU Euro	17,684,057	Buy	07/01/11	25,245,000	25,644,679	399,679
Deutsche Bank AG	British Pound	1,857,682	Buy	07/15/11	3,025,326	2,980,924	(44,402)
Deutsche Bank AG	Indonesian Rupiah	44,140,693,000	Buy	08/12/11	5,080,651	5,111,978	31,327
Deutsche Bank AG	Indonesian Rupiah	43,947,864,000	Buy	08/12/11	5,112,000	5,089,646	(22,354)
Deutsche Bank AG	Japanese Yen	1,242,635,378	Buy	07/01/11	15,220,000	15,435,506	215,506
Deutsche Bank AG	Japanese Yen	1,737,049,689	Buy	07/01/11	21,222,147	21,576,917	354,770
Deutsche Bank AG	Mexican Peso	31,239,668	Buy	07/01/11	2,682,000	2,668,119	(13,881)
Deutsche Bank AG	New Zealand Dollar	1,546,516	Buy	07/01/11	1,207,000	1,281,289	74,289
Deutsche Bank AG	New Zealand Dollar	7,797,789	Buy	07/01/11	6,311,000	6,460,471	149,471
Deutsche Bank AG	Peruvian Nuevo Sol	28,289,696	Buy	08/12/11	10,223,959	10,249,782	25,823
Deutsche Bank AG	South African Rand	55,631,512	Buy	08/26/11	7,862,000	8,156,681	294,681
Deutsche Bank AG	Canadian Dollar	5,091,908	Buy	07/29/11	5,272,000	5,275,633	3,633
Deutsche Bank AG	Swiss Franc	8,737,321	Buy	07/15/11	10,417,000	10,393,221	(23,779)
Deutsche Bank AG	EU Euro	7,078,165	Buy	07/29/11	10,060,818	10,255,831	195,013
Deutsche Bank AG	Indonesian Rupiah	40,948,280,000	Buy	10/21/11	4,735,000	4,687,063	(47,937)
Deutsche Bank AG	South Korean Won	1,055,895,500	Buy	08/12/11	982,000	986,277	4,277

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Mexican Peso	57,395,570	Buy	07/01/11	$4,872,000	$4,902,043	$30,043
HSBC	Indian Rupee	484,750,875	Buy	08/26/11	10,695,000	10,726,183	31,183
HSBC	Japanese Yen	412,405,424	Buy	07/01/11	5,138,643	5,122,730	(15,913)
HSBC	Philippine Peso	413,761,315	Buy	08/12/11	9,706,783	9,510,404	(196,379)
HSBC	Philippine Peso	195,896,460	Buy	08/12/11	4,542,000	4,502,727	(39,273)
HSBC	Polish Zloty	13,649,467	Buy	08/12/11	5,049,000	4,953,655	(95,345)
HSBC	Polish Zloty	28,003,916	Buy	08/12/11	10,268,000	10,163,163	(104,837)
HSBC	Russian Ruble	143,360,000	Buy	08/12/11	5,120,000	5,110,678	(9,322)
HSBC	Indian Rupee	190,043,460	Buy	10/21/11	4,198,000	4,164,140	(33,860)
HSBC	Indian Rupee	448,328,790	Buy	10/21/11	9,905,629	9,823,562	(82,067)
HSBC	Norwegian Krone	3,874,353	Buy	07/15/11	719,000	717,440	(1,560)
JPMorgan Chase & Co.	Australian Dollar	1,197,201	Buy	07/01/11	1,274,000	1,284,054	10,054
JPMorgan Chase & Co.	Australian Dollar	4,520,842	Buy	07/01/11	4,830,000	4,848,816	18,816
JPMorgan Chase & Co.	Australian Dollar	3,426,161	Buy	07/01/11	3,660,000	3,674,719	14,719
JPMorgan Chase & Co.	EU Euro	3,553,126	Buy	07/01/11	5,080,000	5,152,594	72,594
JPMorgan Chase & Co.	British Pound	1,629,158	Buy	07/15/11	2,625,000	2,614,223	(10,777)
JPMorgan Chase & Co.	Japanese Yen	2,823,542,690	Buy	07/01/11	34,933,119	35,072,886	139,767
JPMorgan Chase & Co.	Japanese Yen	1,035,668,582	Buy	07/01/11	12,696,000	12,864,649	168,649
JPMorgan Chase & Co.	Japanese Yen	53,614,329	Buy	07/01/11	659,000	665,975	6,975
JPMorgan Chase & Co.	Japanese Yen	21,160,049	Buy	07/01/11	264,000	262,841	(1,159)
JPMorgan Chase & Co.	Mexican Peso	46,440,670	Buy	07/01/11	3,977,000	3,966,406	(10,594)
JPMorgan Chase & Co.	Mexican Peso	91,710,512	Buy	07/01/11	7,833,792	7,832,815	(977)
JPMorgan Chase & Co.	Mexican Peso	25,039,786	Buy	07/01/11	2,130,000	2,138,599	8,599
JPMorgan Chase & Co.	Mexican Peso	60,932,259	Buy	07/01/11	5,083,000	5,204,105	121,105
JPMorgan Chase & Co.	Swedish Krona	201,729,132	Buy	07/15/11	32,074,270	31,864,438	(209,832)
Morgan Stanley	Chilean Peso	2,370,105,000	Buy	08/12/11	5,097,000	5,043,704	(53,296)
Morgan Stanley	Chilean Peso	2,366,868,820	Buy	08/12/11	5,070,739	5,036,818	(33,921)
Morgan Stanley	Chilean Peso	2,518,188,750	Buy	08/12/11	5,355,000	5,358,834	3,834
Morgan Stanley	Colombian Peso	9,245,600,000	Buy	08/12/11	5,080,000	5,217,560	137,560
Morgan Stanley	Colombian Peso	9,107,961,500	Buy	08/12/11	5,003,000	5,139,887	136,887
Morgan Stanley	EU Euro	9,059,447	Buy	07/01/11	12,683,000	13,137,631	454,631
Morgan Stanley	Indian Rupee	448,328,790	Buy	08/12/11	9,809,185	9,947,667	138,482
Morgan Stanley	South Korean Won	8,806,856,800	Buy	08/12/11	8,197,000	8,226,194	29,194
Morgan Stanley	South Korean Won	1,640,387,650	Buy	08/12/11	1,529,000	1,532,232	3,232
Morgan Stanley	South Korean Won	4,525,960,250	Buy	08/12/11	4,218,987	4,227,550	8,563
Morgan Stanley	South Korean Won	3,008,809,600	Buy	08/12/11	2,788,000	2,810,430	22,430
Morgan Stanley	South Korean Won	2,903,975,250	Buy	08/12/11	2,687,000	2,712,507	25,507
Morgan Stanley	South Korean Won	1,439,097,400	Buy	08/12/11	1,321,000	1,344,213	23,213
Morgan Stanley	Malaysian Ringgit	18,536,948	Buy	08/12/11	6,134,000	6,118,523	(15,477)
Morgan Stanley	Norwegian Krone	114,892,730	Buy	07/15/11	21,101,174	21,275,445	174,271
Morgan Stanley	New Zealand Dollar	12,165,216	Buy	07/01/11	9,847,000	10,078,886	231,886
Morgan Stanley	New Zealand Dollar	6,376,968	Buy	07/01/11	5,246,000	5,283,321	37,321
Morgan Stanley	Singapore Dollar	13,715,286	Buy	08/12/11	11,219,874	11,166,451	(53,423)
Morgan Stanley	South Korean Won	7,453,396,500	Buy	08/12/11	6,879,000	6,961,972	82,972
Morgan Stanley	Canadian Dollar	6,108,290	Buy	07/29/11	6,175,536	6,328,687	153,151
Morgan Stanley	Chilean Peso	2,046,024,000	Buy	08/12/11	4,344,000	4,354,043	10,043
Morgan Stanley	British Pound	2,255,900	Buy	07/15/11	3,651,000	3,619,923	(31,077)
Morgan Stanley	South Korean Won	3,893,560,750	Buy	08/12/11	3,611,000	3,636,847	25,847
Morgan Stanley	South Korean Won	5,017,244,400	Buy	08/12/11	4,662,000	4,686,442	24,442
Morgan Stanley	Mexican Peso	43,509,217	Buy	07/29/11	3,653,535	3,706,399	52,864
Morgan Stanley	Turkish Lira	14,860,615	Buy	07/29/11	9,052,519	9,105,781	53,262
UBS AG	Australian Dollar	2,844,977	Buy	07/01/11	3,014,000	3,051,372	37,372
JP Morgan Chase & Co.	Australian Dollar	2,061,090	Buy	07/29/11	2,188,000	2,202,261	14,261
JP Morgan Chase & Co.	Canadian Dollar	3,740,462	Buy	07/29/11	3,786,000	3,875,424	89,424
JP Morgan Chase & Co.	Canadian Dollar	3,021,677	Buy	07/29/11	3,071,000	3,130,704	59,704
JP Morgan Chase & Co.	Swiss Franc	970,517	Buy	07/15/11	1,158,000	1,154,450	(3,550)
JP Morgan Chase & Co.	EU Euro	8,543,871	Buy	07/29/11	12,241,000	12,379,551	138,551
JP Morgan Chase & Co.	British Pound	2,384,763	Buy	07/15/11	3,852,000	3,826,703	(25,297)
JP Morgan Chase & Co.	British Pound	2,795,316	Buy	07/15/11	4,539,000	4,485,495	(53,505)
JP Morgan Chase & Co.	British Pound	2,259,509	Buy	07/15/11	3,631,000	3,625,715	(5,285)
JP Morgan Chase & Co.	Japanese Yen	325,594,136	Buy	07/01/11	4,060,000	4,044,396	(15,604)
JP Morgan Chase & Co.	Japanese Yen	3,637,365,767	Buy	07/29/11	44,972,098	45,188,399	216,301
JP Morgan Chase & Co.	Mexican Peso	30,222,677	Buy	07/01/11	2,554,000	2,581,260	27,260
JP Morgan Chase & Co.	Mexican Peso	42,500,790	Buy	07/01/11	3,600,313	3,629,909	29,596
							$7,613,031
Barclays Bank PLC	Colombian Peso	413,000,000	Sell	07/05/11	221,448	233,432	(11,984)
Citigroup, Inc.	Taiwan New Dollar	386,256,480	Sell	08/12/11	13,639,000	13,453,852	185,148
Citigroup, Inc.	New Zealand Dollar	20,641,898	Sell	07/01/11	16,010,000	17,101,820	(1,091,820)
Citigroup, Inc.	EU Euro	8,957,693	Sell	07/01/11	12,683,000	12,990,070	(307,070)
Citigroup, Inc.	Colombian Peso	275,000,000	Sell	07/05/11	147,532	155,433	(7,901)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Swedish Krona	66,295,162	Sell	07/15/11	$10,474,000	$10,471,755	$2,245
Citigroup, Inc.	Mexican Peso	45,012,329	Sell	07/01/11	3,783,715	3,844,414	(60,699)
Citigroup, Inc.	Australian Dollar	499,735	Sell	07/29/11	519,011	533,963	(14,952)
Credit Suisse First Boston	Indonesian Rupiah	44,140,693,000	Sell	08/12/11	5,076,561	5,111,978	(35,417)
Credit Suisse First Boston	EU Euro	7,074,494	Sell	07/01/11	10,239,000	10,259,135	(20,135)
Credit Suisse First Boston	EU Euro	8,988,171	Sell	07/01/11	12,707,000	13,034,269	(327,269)
Credit Suisse First Boston	EU Euro	8,577,867	Sell	07/01/11	12,181,000	12,439,263	(258,263)
Credit Suisse First Boston	British Pound	3,874,171	Sell	07/15/11	6,188,000	6,216,677	(28,677)
Credit Suisse First Boston	EU Euro	8,469,944	Sell	07/29/11	12,241,000	12,272,435	(31,435)
Credit Suisse First Boston	EU Euro	8,407,131	Sell	07/29/11	12,181,000	12,181,424	(424)
Deutsche Bank AG	EU Euro	8,969,170	Sell	07/01/11	12,707,000	13,006,714	(299,714)
Deutsche Bank AG	Australian Dollar	3,690,634	Sell	07/01/11	3,879,000	3,958,379	(79,379)
Deutsche Bank AG	Swiss Franc	2,640,462	Sell	07/15/11	3,107,000	3,140,884	(33,884)
Deutsche Bank AG	Peruvian Nuevo Sol	28,289,696	Sell	08/12/11	9,924,468	10,249,782	(325,314)
Deutsche Bank AG	South African Rand	76,598,723	Sell	08/26/11	10,815,973	11,230,888	(414,915)
Deutsche Bank AG	EU Euro	9,045,864	Sell	07/01/11	12,763,000	13,117,933	(354,933)
Deutsche Bank AG	EU Euro	8,971,430	Sell	07/01/11	12,724,000	13,009,992	(285,992)
Deutsche Bank AG	Japanese Yen	1,036,832,954	Sell	07/01/11	12,724,000	12,879,113	(155,113)
Deutsche Bank AG	Japanese Yen	1,249,487,422	Sell	07/01/11	15,220,000	15,520,619	(300,619)
Deutsche Bank AG	EU Euro	8,950,856	Sell	07/01/11	12,724,000	12,980,156	(256,156)
Deutsche Bank AG	EU Euro	9,021,231	Sell	07/01/11	12,728,000	13,082,210	(354,210)
Deutsche Bank AG	Mexican Peso	35,311,953	Sell	07/01/11	3,007,000	3,015,925	(8,925)
Deutsche Bank AG	New Zealand Dollar	977,767	Sell	07/01/11	798,000	810,081	(12,081)
Deutsche Bank AG	EU Euro	8,871,371	Sell	07/01/11	12,622,000	12,864,890	(242,890)
Deutsche Bank AG	New Zealand Dollar	2,888,336	Sell	07/01/11	2,372,000	2,392,988	(20,988)
Deutsche Bank AG	EU Euro	6,127,390	Sell	07/01/11	8,798,000	8,885,683	(87,683)
Deutsche Bank AG	New Zealand Dollar	1,385,197	Sell	07/01/11	1,135,000	1,147,636	(12,636)
Deutsche Bank AG	New Zealand Dollar	1,422,916	Sell	07/01/11	1,161,000	1,178,887	(17,887)
Deutsche Bank AG	New Zealand Dollar	6,647,998	Sell	07/01/11	5,401,000	5,507,869	(106,869)
Deutsche Bank AG	Mexican Peso	55,924,869	Sell	07/01/11	4,719,000	4,776,433	(57,433)
Deutsche Bank AG	Australian Dollar	2,724,526	Sell	07/01/11	2,886,000	2,922,182	(36,182)
Deutsche Bank AG	Swedish Krona	23,512,356	Sell	07/15/11	3,717,000	3,713,931	3,069
Deutsche Bank AG	Norwegian Krone	24,880,507	Sell	07/15/11	4,535,000	4,607,288	(72,288)
Deutsche Bank AG	Australian Dollar	2,663,271	Sell	07/01/11	2,805,000	2,856,484	(51,484)
Deutsche Bank AG	Brazilian Real	39,464,247	Sell	07/15/11	24,677,493	25,194,972	(517,479)
Deutsche Bank AG	Swiss Franc	1,190,922	Sell	07/15/11	1,408,000	1,416,625	(8,625)
Deutsche Bank AG	Japanese Yen	166,261,441	Sell	07/01/11	2,073,000	2,065,231	7,769
Deutsche Bank AG	Australian Dollar	2,421,365	Sell	07/01/11	2,554,000	2,597,028	(43,028)
Deutsche Bank AG	Japanese Yen	171,983,790	Sell	07/01/11	2,133,000	2,136,312	(3,312)
Deutsche Bank AG	Swedish Krona	78,790,374	Sell	07/15/11	12,181,000	12,445,456	(264,456)
Deutsche Bank AG	Indonesian Rupiah	50,937,680,320	Sell	08/12/11	5,873,810	5,899,144	(25,334)
Deutsche Bank AG	New Zealand Dollar	22,505,586	Sell	07/29/11	18,029,877	18,608,185	(578,308)
Deutsche Bank AG	EU Euro	8,593,006	Sell	07/29/11	12,317,000	12,450,745	(133,745)
HSBC	Singapore Dollar	13,715,286	Sell	08/12/11	10,974,511	11,166,450	(191,939)
HSBC	Philippine Peso	413,761,315	Sell	08/12/11	9,474,944	9,510,404	(35,460)
HSBC	Czech Koruna	159,636,802	Sell	07/01/11	9,556,000	9,518,593	37,407
HSBC	South African Rand	30,152,893	Sell	08/26/11	4,374,202	4,421,011	(46,809)
HSBC	Czech Koruna	159,636,802	Sell	07/29/11	9,334,394	9,517,096	(182,702)
HSBC	Indian Rupee	448,328,790	Sell	08/12/11	9,993,954	9,947,666	46,288
JPMorgan Chase & Co.	EU Euro	8,932,565	Sell	07/01/11	12,700,000	12,953,632	(253,632)
JPMorgan Chase & Co.	Japanese Yen	998,692,632	Sell	07/01/11	12,196,000	12,405,349	(209,349)
JPMorgan Chase & Co.	Australian Dollar	2,414,801	Sell	07/01/11	2,552,000	2,589,987	(37,987)
JPMorgan Chase & Co.	EU Euro	8,931,067	Sell	07/01/11	12,651,000	12,951,460	(300,460)
JPMorgan Chase & Co.	Mexican Peso	37,474,396	Sell	07/01/11	3,197,000	3,200,615	(3,615)
JPMorgan Chase & Co.	South Korean Won	2,946,586,500	Sell	08/12/11	2,717,000	2,752,309	(35,309)
JPMorgan Chase & Co.	Mexican Peso	23,001,425	Sell	07/01/11	1,970,000	1,964,507	5,493
JPMorgan Chase & Co.	EU Euro	3,551,602	Sell	07/01/11	5,207,000	5,150,384	56,616
JPMorgan Chase & Co.	Japanese Yen	88,636,941	Sell	07/01/11	1,110,000	1,101,012	8,988
JPMorgan Chase & Co.	Swiss Franc	10,208,417	Sell	07/15/11	12,131,690	12,143,119	(11,429)
JPMorgan Chase & Co.	EU Euro	1,571,714	Sell	07/01/11	2,275,000	2,279,234	(4,234)
JPMorgan Chase & Co.	Japanese Yen	171,981,322	Sell	07/01/11	2,136,000	2,136,281	(281)
Morgan Stanley	Mexican Peso	128,657,963	Sell	07/01/11	10,937,606	10,988,424	(50,818)
Morgan Stanley	New Zealand Dollar	8,214,456	Sell	07/01/11	6,382,000	6,805,680	(423,680)
Morgan Stanley	New Zealand Dollar	8,213,505	Sell	07/01/11	6,382,000	6,804,892	(422,892)
Morgan Stanley	Indian Rupee	226,608,300	Sell	08/26/11	4,937,000	5,014,209	(77,209)
Morgan Stanley	Colombian Peso	172,950,290	Sell	08/12/11	94,354	97,601	(3,247)
Morgan Stanley	South Korean Won	9,239,196,250	Sell	08/12/11	8,405,000	8,630,028	(225,028)
Morgan Stanley	South Korean Won	6,189,172,600	Sell	08/12/11	5,668,000	5,781,102	(113,102)
Morgan Stanley	South African Rand	57,182,927	Sell	08/26/11	7,987,000	8,384,149	(397,149)
Morgan Stanley	South African Rand	12,090	Sell	08/26/11	1,698	1,773	(75)
Morgan Stanley	South Korean Won	1,087,335,000	Sell	08/12/11	993,000	1,015,644	(22,644)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Turkish Lira	14,843,336	Sell	07/01/11	$9,402,550	$9,145,617	$256,933
Morgan Stanley	South Korean Won	4,408,002,500	Sell	08/12/11	4,058,000	4,117,370	(59,370)
Morgan Stanley	South Korean Won	1,158,270,300	Sell	08/12/11	1,062,000	1,081,902	(19,902)
Morgan Stanley	South Korean Won	2,913,570,000	Sell	08/12/11	2,673,000	2,721,470	(48,470)
Morgan Stanley	Norwegian Krone	54,049,058	Sell	07/15/11	9,766,000	10,008,621	(242,621)
Morgan Stanley	South Korean Won	4,493,440,000	Sell	08/12/11	4,130,000	4,197,174	(67,174)
Morgan Stanley	Australian Dollar	9,276,173	Sell	07/01/11	9,745,000	9,949,132	(204,132)
Morgan Stanley	Turkish Lira	14,843,336	Sell	07/29/11	9,008,792	9,095,193	(86,401)
UBS AG	Australian Dollar	5,399,044	Sell	07/01/11	5,652,000	5,790,729	(138,729)
JP Morgan Chase & Co.	Australian Dollar	3,278,828	Sell	07/01/11	3,473,000	3,516,697	(43,697)
JP Morgan Chase & Co.	British Pound	661,435	Sell	07/15/11	1,082,000	1,061,370	20,630
JP Morgan Chase & Co.	Japanese Yen	105,027,940	Sell	07/01/11	1,310,000	1,304,614	5,386
JP Morgan Chase & Co.	Mexican Peso	45,731,068	Sell	07/01/11	3,828,000	3,905,801	(77,801)
JP Morgan Chase & Co.	Japanese Yen	25,400,069	Sell	07/01/11	317,000	315,509	1,491
JP Morgan Chase & Co.	Mexican Peso	41,070,877	Sell	07/29/11	3,443,131	3,498,684	(55,553)
JP Morgan Chase & Co.	British Pound	2,269,040	Sell	07/15/11	3,625,000	3,641,008	(16,008)
JP Morgan Chase & Co.	British Pound	1,548,789	Sell	07/15/11	2,477,000	2,485,260	(8,260)
JP Morgan Chase & Co.	Japanese Yen	311,239,323	Sell	07/29/11	3,848,000	3,866,646	(18,646)
							$(10,856,259)

ING Global Bond Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	40	09/15/11	$4,550,048	$8,728
Canada 10-Year Bond	70	09/21/11	8,999,222	13,827
Euro-Bund	358	09/08/11	65,143,769	43,279
Euro-Schatz	479	09/08/11	74,710,469	83,250
Japan 10-Year Bond (TSE)	28	09/08/11	49,054,344	96,636
Long Gilt	194	09/28/11	37,410,082	106,378
Short Gilt	76	09/28/11	13,108,832	33,160
			$252,976,766	$385,258
Short Contracts
Australia 3-Year Bond	25	09/15/11	$2,771,793	$(7,551)
Euro-Bobl 5-Year	155	09/08/11	26,204,211	(23,347)
Medium Gilt	151	09/28/11	28,010,625	(170,996)
U.S. Treasury 10-Year Note	202	09/21/11	24,710,282	118,525
U.S. Treasury 2-Year Note	105	09/30/11	23,031,095	11,221
U.S. Treasury 5-Year Note	87	09/30/11	10,369,992	26,806
U.S. Treasury Long Bond	54	09/21/11	6,643,688	86,349
U.S. Treasury Ultra Long Bond	14	09/21/11	1,767,500	33,653
			$123,509,186	$74,660

ING Global Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.670% Counterparty: Morgan Stanley	06/29/13	CAD	53,000,000	$79,227	$—	$79,227
Receive a fixed rate equal to 3.320% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Morgan Stanley	06/29/21	CAD	13,000,000	(99,979)	—	(99,979)
Receive a fixed rate equal to 1.158% and pay a floating rate based on the 3-month GBP-LIBOR-BBA Counterparty: Citigroup, Inc.	08/01/12	GBP	77,000,000	229,005	—	229,005
Receive a fixed rate equal to 7.540% and pay a floating rate based on INR-MIBOR-OIS-COMPOUND Counterparty: Citigroup, Inc.	03/09/13	INR	1,000,000,000	(112,044)	—	(112,044)
Receive a floating rate based on INR-MIBOR-OIS- COMPOUND and pay a fixed rate equal to 8.100% Counterparty: Citigroup, Inc.	03/09/16	INR	420,000,000	(133,229)	—	(133,229)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.775% Counterparty: Merrill Lynch	06/24/13	KRW	27,466,100,000	$34,945	$—	$34,945
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.830% Counterparty: Merrill Lynch	06/24/13	KRW	18,400,000,000	5,355	—	5,355
Receive a fixed rate equal to 5.270% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	08/20/12	MXN	1,482,700,000	213,913	—	213,913
Receive a fixed rate equal to 5.400% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/17/12	MXN	1,482,700,000	448,343	—	448,343
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.998% Counterparty: Citigroup, Inc.	02/10/13	USD	60,000,000	(436,759)	—	(436,759)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.535% Counterparty: Citigroup, Inc.	02/10/16	USD	100,000,000	(3,057,724)	—	(3,057,724)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.768% Counterparty: Citigroup, Inc.	02/10/21	USD	20,000,000	(971,854)	—	(971,854)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.015% Counterparty: Morgan Stanley	05/20/41	USD	10,500,000	94,768	—	94,768
				$(3,706,033)	$—	$(3,706,033)

ING Global Bond Portfolio Written OTC Options on June 30, 2011:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
25,500,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1.50	USD	08/05/11	$67,660	$(73,810)
25,400,000	Morgan Stanley	USD vs EUR Currency Put Option	1.46	USD	07/18/11	100,584	(197,809)
24,400,000	Morgan Stanley	USD vs TWD Currency Put Option	28.35	USD	08/25/11	89,792	(118,750)
					Total Written OTC Options	$258,036	$(390,369)

ING Global Bond Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.310%	09/23/11	USD	31,936,000	$111,776	$(217,893)
						Total Written Swaptions		$111,776	$(217,893)

ING Global Bond Portfolio Cross-Currency Swap Agreements Outstanding on June 30, 2011:

Counterparty	Notional Amount on Fixed Rate (Currency Received)		Notional Amount on Floating Rate (Currency Delivered)		Floating Rate	Fixed Rate	Termination Date	Fair Value	Upfront Payment Paid (Received)	Unrealized Appreciation
Credit Suisse First Boston	IDR	89,404,000,000	USD	10,428,555	6-month USD-LIBOR-BBA	7.80%	05/27/16	$184,801	$—	$184,801
								$184,801	$—	$184,801

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$945,579
Interest rate contracts	Investments in securities at value*	38,758
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9,621,786
Interest rate contracts	Unrealized appreciation on swap agreements	1,105,556
Foreign exchange contracts	Unrealized appreciation on swap agreements	184,801
Interest rate contracts	Net Assets — Unrealized appreciation**	661,812
Total Asset Derivatives		$12,558,292
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$12,865,014
Interest rate contracts	Unrealized depreciation on swap agreements	4,811,589
Interest rate contracts	Net Assets — Unrealized depreciation**	201,894
Foreign exchange contracts	Written options, at fair value	390,369
Interest rate contracts	Written options, at fair value	217,893
Total Liability Derivatives		$18,486,759

*  Includes purchased options.

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$209,772	$—	$209,772
Equity contracts	(131,349)	326,596	195,247
Foreign exchange contracts	(5,478,074)	4,175,540	—	(12,101)	4,589,001	3,274,366
Interest rate contracts	(41,103)	—	1,404,387	(681,771)	54,114	735,627
Total	$(5,519,177)	$4,175,540	$1,273,038	$(157,504)	$4,643,115	$4,415,012
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(246,155)	$—	$(246,155)
Equity contracts	—	—	111,573	(194,907)	—	(83,334)
Foreign exchange contracts	426,431	(1,009,913)	—	189,402	(132,333)	(526,413)
Interest rate contracts	(73,018)	—	1,498,528	(3,694,416)	(106,117)	(2,375,023)
Total	$353,413	$(1,009,913)	$1,610,101	$(3,946,076)	$(238,450)	$(3,230,925)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING INVESCO  SUMMARY PORTFOLIO OF INVESTMENTS
VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	20.4%
Consumer Discretionary	15.7%
Health Care	12.5%
Energy	11.8%
Information Technology	11.2%
Consumer Staples	8.8%
Industrials	5.8%
Materials	4.3%
Telecommunication Services	3.7%
Utilities	2.8%
Other Assets and Liabilities - Net*	3.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Consumer Discretionary: 15.7%
499,083	Comcast Corp. - Class A	$12,646,763	3.8
121,632	General Motors Co.	3,692,748	1.1
127,505	Lowe's Cos., Inc.	2,972,142	0.9
272,661	News Corp. - Class B	4,929,711	1.5
82,559	Time Warner Cable, Inc.	6,442,904	1.9
106,933	Time Warner, Inc.	3,889,153	1.2
162,053	Viacom - Class B	8,264,703	2.5
336,505	Other Securities	9,542,079	2.8
		52,380,203	15.7
	Consumer Staples: 8.8%
49,293	Coca-Cola Co.	3,316,926	1.0
146,953	CVS Caremark Corp.	5,522,494	1.7
203,651	Kraft Foods, Inc.	7,174,625	2.1
178,231	Unilever NV ADR	5,854,888	1.7
61,026	Wal-Mart Stores, Inc.	3,242,922	1.0
94,356	Other Securities	4,249,696	1.3
		29,361,551	8.8
	Energy: 11.8%
100,345	BP PLC ADR	4,444,280	1.3
76,480	Chevron Corp.	7,865,203	2.4
181,749	Halliburton Co.	9,269,199	2.8
88,187	Royal Dutch Shell PLC Class A ADR	6,272,741	1.9
270,068	Weatherford International Ltd.	5,063,775	1.5
158,498	Other Securities	6,380,024	1.9
		39,295,222	11.8
	Financials: 20.4%
194,920	Allstate Corp.	5,950,908	1.8
477,122	Bank of America Corp.	5,229,257	1.6
225,987	Bank of New York Mellon Corp.	5,789,787	1.7

Shares		Value	Percentage of Net Assets
59,291	Chubb Corp.	$3,712,210	1.1
202,987	Citigroup, Inc.	8,452,379	2.5
23,822	Goldman Sachs Group, Inc.	3,170,470	1.0
224,025	JPMorgan Chase & Co.	9,171,584	2.8
104,860	Metlife, Inc.	4,600,208	1.4
151,045	Morgan Stanley	3,475,545	1.0
73,851	PNC Financial Services Group, Inc.	4,402,258	1.3
165,165	Wells Fargo & Co.	4,634,530	1.4
253,530	Other Securities	9,326,523	2.8
		67,915,659	20.4
	Health Care: 12.5%
243,221	Bristol-Myers Squibb Co.	7,043,680	2.1
74,871	Cardinal Health, Inc.	3,400,641	1.0
85,892	GlaxoSmithKline PLC ADR	3,684,767	1.1
158,456	Merck & Co., Inc.	5,591,912	1.7
410,944	Pfizer, Inc.	8,465,446	2.6
118,751	UnitedHealth Group, Inc.	6,125,177	1.8
38,091	WellPoint, Inc.	3,000,428	0.9
97,200	Other Securities	4,458,669	1.3
		41,770,720	12.5
	Industrials: 5.8%
250,439	General Electric Co.	4,723,280	1.4
69,367	Honeywell International, Inc.	4,133,579	1.2
118,015	Ingersoll-Rand PLC	5,359,061	1.6
160,244	Other Securities	5,295,115	1.6
		19,511,035	5.8
	Information Technology: 11.2%
253,453	Dell, Inc.	4,225,062	1.3
199,968	eBay, Inc.	6,452,967	1.9

See Accompanying Notes to Financial Statements

ING INVESCO  SUMMARY PORTFOLIO OF INVESTMENTS
VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
205,922		Hewlett-Packard Co.	$7,495,561	2.2
271,638		Microsoft Corp.	7,062,588	2.1
343,419		Yahoo!, Inc.	5,165,022	1.6
344,040		Other Securities	7,118,310	2.1
			37,519,510	11.2
		Materials: 4.3%
291,044		Alcoa, Inc.	4,615,958	1.4
325,402		International Paper Co.	9,703,487	2.9
			14,319,445	4.3
		Telecommunication Services: 3.7%
132,601		AT&T, Inc.	4,164,998	1.3
134,139		Verizon Communications, Inc.	4,993,995	1.5
114,092		Vodafone Group PLC ADR	3,048,538	0.9
			12,207,531	3.7
		Utilities: 2.8%
64,323		FirstEnergy Corp.	2,839,860	0.9
159,048		PPL Corp.	4,426,306	1.3
51,897		Other Securities	2,142,363	0.6
			9,408,529	2.8
		Total Common Stock ( Cost $259,610,558 )	323,689,405	97.0
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateralcc: 0.4%
547,880		BNY Mellon Overnight Government Fund (1)	547,880	0.2
966,595	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	773,276	0.2
		Total Securities Lending Collateral ( Cost $1,514,475 )	1,321,156	0.4
		Mutual Funds: 2.8%
9,251,598		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $9,251,598 )	9,251,598	2.8
		Total Short-Term Investments ( Cost $10,766,073 )	10,572,754	3.2
		Total Investments in Securities ( Cost $270,376,631 ) *	$334,262,159	100.2
		Liabilities in Excess of Other Assets	(658,604)	(0.2)
		Net Assets	$333,603,555	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $304,113,348.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$70,334,263
Gross Unrealized Depreciation	(40,185,452)
Net Unrealized Appreciation	$30,148,811
See Accompanying Notes to Financial Statements

ING INVESCO  SUMMARY PORTFOLIO OF INVESTMENTS
VAN KAMPEN COMSTOCK PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$323,689,405	$—	$—	$323,689,405
Short-Term Investments	9,799,478	—	773,276	10,572,754
Total Investments, at value	$333,488,883	$—	$773,276	$334,262,159

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276
Total Investments, at value	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	21.6%
Health Care	12.7%
Information Technology	10.4%
Consumer Discretionary	9.9%
Energy	9.9%
Consumer Staples	7.8%
Industrials	7.8%
U.S. Treasury Obligations	5.5%
Utilities	3.1%
Telecommunication Services	3.1%
Materials	1.7%
U.S. Treasury Notes	1.5%
Federal National Mortgage Association	0.4%
Federal Home Loan Mortgage Corporation	0.4%
U.S. Treasury Bonds	0.2%
Other Bonds	0.2%
Municipal Bonds	0.1%
Collateralized Mortgage Obligations	0.0%
Automobile Asset-Backed Securities	0.0%
Other Assets and Liabilities - Net*	3.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 64.6%
	Consumer Discretionary: 6.8%
445,865	Comcast Corp. - Class A	$11,298,219	1.3
221,623	Home Depot, Inc.	8,027,185	1.0
112,935	Time Warner Cable, Inc.	8,813,448	1.1
264,781	Time Warner, Inc.	9,630,085	1.1
253,612	Viacom - Class B	12,934,212	1.5
257,289	Other Securities	6,345,615	0.8
		57,048,764	6.8
	Consumer Staples: 7.4%
330,974	Avon Products, Inc.	9,267,272	1.1
84,909	Coca-Cola Co.	5,713,527	0.7
246,153	Kraft Foods, Inc.	8,671,970	1.0
189,477	Procter & Gamble Co.	12,045,053	1.4
215,457	Sysco Corp.	6,717,949	0.8
222,418	Unilever NV ADR	7,306,431	0.9
165,362	Walgreen Co.	7,021,271	0.8
139,647	Other Securities	5,463,786	0.7
		62,207,259	7.4
	Energy: 8.8%
182,549	Anadarko Petroleum Corp.	14,012,461	1.6
75,095	Devon Energy Corp.	5,918,237	0.7
79,768	ExxonMobil Corp.	6,491,520	0.8
123,507	Hess Corp.	9,233,383	1.1
55,638	Occidental Petroleum Corp.	5,788,578	0.7

Shares		Value	Percentage of Net Assets
165,653	Royal Dutch Shell PLC Class A ADR	$11,782,898	1.4
88,506	Schlumberger Ltd.	7,646,918	0.9
253,845	Other Securities	13,574,912	1.6
		74,448,907	8.8
	Financials: 15.0%
802,516	Bank of America Corp.	8,795,575	1.1
470,508	Charles Schwab Corp.	7,739,857	0.9
269,929	Citigroup, Inc.	11,239,844	1.3
609,004	JPMorgan Chase & Co.	24,932,624	3.0
552,342	Marsh & McLennan Cos., Inc.	17,227,547	2.0
351,109	Morgan Stanley	8,079,018	1.0
165,453	PNC Financial Services Group, Inc.	9,862,653	1.2
138,201	State Street Corp.	6,231,483	0.7
1,631,735	Other Securities	32,357,969	3.8
		126,466,570	15.0
	Health Care: 7.3%
325,400	Bristol-Myers Squibb Co.	9,423,584	1.1
143,646	Medtronic, Inc.	5,534,680	0.6
205,661	Merck & Co., Inc.	7,257,777	0.9
675,335	Pfizer, Inc.	13,911,901	1.6
275,360	UnitedHealth Group, Inc.	14,203,069	1.7
270,850	Other Securities	11,642,356	1.4
		61,973,367	7.3

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Industrials: 6.5%
1,206,281	General Electric Co.	$22,750,460	2.7
134,853	Ingersoll-Rand PLC	6,123,675	0.7
173,707	Tyco International Ltd.	8,586,337	1.0
415,917	Other Securities	17,337,688	2.1
		54,798,160	6.5
	Information Technology: 7.4%
440,363	Dell, Inc.	7,340,851	0.9
400,009	eBay, Inc.	12,908,290	1.5
237,977	Hewlett-Packard Co.	8,662,363	1.0
381,555	Microsoft Corp.	9,920,430	1.2
320,630	Western Union Co.	6,422,219	0.7
375,358	Yahoo!, Inc.	5,645,384	0.7
497,896	Other Securities	11,688,605	1.4
		62,588,142	7.4
	Materials: 0.9%
62,256	PPG Industries, Inc.	5,652,222	0.7
47,158	Other Securities	1,697,688	0.2
		7,349,910	0.9
	Telecommunication Services: 1.8%
171,140	Verizon Communications, Inc.	6,371,542	0.7
346,032	Vodafone Group PLC ADR	9,245,975	1.1
		15,617,517	1.8
	Utilities: 2.7%
310,878	American Electric Power Co., Inc.	11,713,883	1.4
240,182	Other Securities	11,261,382	1.3
		22,975,265	2.7
	Total Common Stock ( Cost $455,559,975 )	545,473,861	64.6
PREFERRED STOCK: 2.1%
	Consumer Discretionary: 0.2%
20,990	Other Securities	2,081,578	0.2
	Energy: 0.6%
107,000	Other Securities	4,763,640	0.6
	Financials: 0.5%
35,144	Other Securities	3,936,128	0.5
	Health Care: 0.5%
33,051	Other Securities	4,390,343	0.5

Shares	Value	Percentage of Net Assets

		Industrials: 0.3%
179,631	#	Swift Mandatory Common Exchange Security Trust	$2,413,558	0.3
		Total Preferred Stock ( Cost $15,044,495 )	17,585,247	2.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.3%
		Consumer Discretionary: 2.9%
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	$78,703	0.0
2,575,000	#	Gaylord Entertainment Co., 3.750%, 10/01/14	3,283,125	0.4
200,000	#	NBC Universal, Inc., 2.100%, 04/01/14	202,787	0.0
210,000	#	NBC Universal, Inc., 5.950%, 04/01/41	214,297	0.0
125,000	#	NBC Universal, Inc., 5.150%, 04/30/20	132,222	0.0
555,000	#	Tupperware Brands Corp., 4.750%, 06/01/21	548,335	0.1
17,850,100		Other Securities	20,166,154	2.4
			24,625,623	2.9
		Consumer Staples: 0.4%
67,667	#	CVS Lease Pass- through, 8.353%, 07/10/31	83,015	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	451,703	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	297,474	0.0
2,515,109		Other Securities	2,709,931	0.3
			3,542,123	0.4
		Energy: 0.5%
735,000	#	Gold Fields Ltd., 4.875%, 10/07/20	696,976	0.1
3,000,000		Other Securities	3,137,387	0.4
			3,834,363	0.5
		Financials: 6.1%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	295,552	0.0
345,000		Citigroup, Inc., 8.500%, 05/22/19	428,321	0.1

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
385,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	$401,313	0.1
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	1,078,173	0.1
225,000	#	ERAC USA Finance LLC, 2.750%, 07/01/13	229,655	0.0
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	3,917,271	0.5
430,000	#	BPCE S.A., 2.375%, 10/04/13	437,225	0.1
465,000	#	HBOS PLC, 6.750%, 05/21/18	448,089	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	436,417	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	173,754	0.0
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	333,701	0.0
165,000	#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	165,514	0.0
965,000		Morgan Stanley, 3.800%-5.750%, 04/29/16-01/25/21	960,039	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	213,224	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	593,742	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	301,132	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	241,679	0.0
590,000	#	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	620,256	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	193,751	0.0
775,000	#	Societe Generale, 2.500%, 01/15/14	771,893	0.1
100,000	#	Standard Chartered Bank, 6.400%, 09/26/17	111,506	0.0
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	326,374	0.0

Principal Amount†			Value	Percentage of Net Assets
300,000	#	WEA Finance LLC, 7.125%, 04/15/18	$350,615	0.0
36,712,800		Other Securities	38,415,833	4.6
			51,445,029	6.1
		Health Care: 4.9%
5,261,000	#	Gilead Sciences, Inc., 1.625%, 05/01/16	6,122,489	0.7
1,870,000	#	Kinetic Concepts, Inc., 3.250%, 04/15/15	2,395,937	0.3
28,677,000		Other Securities	32,815,506	3.9
			41,333,932	4.9
		Industrials: 1.0%
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	4,283,875	0.5
1,950,000	#	Cemex SAB de CV, 3.750%, 03/15/18	1,940,250	0.2
285,000		General Electric Co., 5.250%, 12/06/17	316,164	0.1
1,501,956		Other Securities	1,583,135	0.2
			8,123,424	1.0
		Information Technology: 3.0%
5,593,000		Alcatel-Lucent USA, Inc., 2.875%, 06/15/25	5,481,140	0.7
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	2,049,846	0.2
6,649,000		SanDisk Corp., 1.000%, 05/15/13	6,457,841	0.8
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	1,865,485	0.2
9,231,000		Other Securities	9,518,588	1.1
			25,372,900	3.0
		Materials: 0.8%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	395,213	0.1
390,000	#	Barrick Gold Corp., 2.900%, 05/30/16	390,135	0.0
4,851,000		Other Securities	5,815,740	0.7
			6,601,088	0.8
		Telecommunication Services: 1.3%
1,707,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 8.250%, 12/01/40	1,523,497	0.2
345,000	#	Crown Castle Towers LLC, 3.214%, 08/15/15	350,646	0.0

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Telecommunication Services: (continued)
2,000,000	#	JDS Uniphase Corp., 1.000%, 05/15/26	$2,052,500	0.3
6,239,000		Other Securities	7,019,612	0.8
			10,946,255	1.3
		Utilities: 0.4%
150,000	#	EDF S.A., 4.600%, 01/27/20	156,089	0.0
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	430,444	0.0
195,407		Other Securities	3,088,625	0.4
			3,675,158	0.4
		Total Corporate Bonds/Notes ( Cost $165,203,241 )	179,499,895	21.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.737%, 10/20/14	355,267	0.0
		Total Collateralized Mortgage Obligations ( Cost $350,000 )	355,267	0.0
MUNICIPAL BONDS: 0.1%
		California: 0.0%
150,000		Other Securities	167,764	0.0
		Georgia: 0.1%
500,000		Other Securities	478,965	0.1
		Texas: 0.0%
230,000		Other Securities	247,876	0.0
		Total Municipal Bonds ( Cost $884,608 )	894,605	0.1
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
1,455,000		Other Securities	1,693,881	0.2
		Total Other Bonds ( Cost $1,512,674 )	1,693,881	0.2
ASSET-BACKED SECURITIES: 0.0%
		Automobile Asset-Backed Securities: 0.0%
118,711	#	ARI Fleet Lease Trust, 1.637%, 08/15/18	119,480	0.0
		Total Asset-Backed Securities ( Cost $118,711 )	119,480	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.8%
	Federal Home Loan Mortgage Corporation##: 0.4%
2,950,000	Other Securities	$3,314,371	0.4
	Federal National Mortgage Association##: 0.4%
3,045,000	Other Securities	3,521,920	0.4
	Total U.S. Government Agency Obligations ( Cost $6,464,366 )	6,836,291	0.8
U.S. TREASURY OBLIGATIONS: 7.2%
	U.S. Treasury Bonds: 4.8%
19,000,000	1.000%, due 4/30/2012	19,129,143	2.3
21,156,000	1.750%-6.875%, due 08/15/12-11/15/40	21,277,809	2.5
		40,406,952	4.8
	U.S. Treasury Notes: 2.4%
10,000,000	2.750%, due 10/31/2013	10,501,560	1.2
9,510,000	0.750%-2.375%, due 11/30/11-11/30/14	9,723,828	1.2
		20,225,388	2.4
	Total U.S. Treasury Obligations ( Cost $59,446,943 )	60,632,340	7.2
	Total Long-Term Investments ( Cost $704,585,013 )	813,090,867	96.3
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
24,462,003	Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $24,462,003 )	$24,462,003	2.9
	Total Short-Term Investments ( Cost $24,462,003 )	24,462,003	2.9
	Total Investments in Securities ( Cost $729,047,016 ) *	$837,552,870	99.2
	Assets in Excess of Other Liabilities	6,490,561	0.8
	Net Assets	$844,043,431	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

ADR  American Depositary Receipt

*  Cost for federal income tax purposes is $730,713,620.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$119,328,849
Gross Unrealized Depreciation	(12,489,599)
Net Unrealized Appreciation	$106,839,250

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$545,473,862	$—	$—	$545,473,862
Preferred Stock	5,530,005	12,055,242	—	17,585,247
Corporate Bonds/Notes	—	175,582,624	3,917,271	179,499,895
Collateralized Mortgage Obligations	—	355,267	—	355,267
Municipal Bonds	—	894,605	—	894,605
Other Bonds	—	1,693,880	—	1,693,880
U.S. Treasury Obligations	—	60,632,340	—	60,632,340
U.S. Government Agency Obligations	—	6,836,291	—	6,836,291
Short-Term Investments	24,462,003	—	—	24,462,003
Asset-Backed Securities	—	119,480	—	119,480
Total Investments, at value	$575,465,870	$258,169,729	$3,917,271	$837,552,870
Other Financial Instruments+
Forward Foreign Currency Contracts	—	5,208	—	5,208
Total Assets	$575,465,870	$258,174,937	$3,917,271	$837,558,078
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(313,466)	$—	$(313,466)
Total Liabilities	$—	$(313,466)	$—	$(313,466)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Corporate Bonds/ Notes	$3,981,720	$—	$—	$—	$—	$(64,449)	$—	$—	$3,917,271
Total Investments, at value	$3,981,720	$—	$—	$—	$—	$(64,449)	$—	$—	$3,917,271

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(64,449).

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING INVESCO VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Pershing	EU Euro	1,021,908	Sell	08/15/11	$1,447,252	$1,479,932	$(32,680)
Pershing	British Pound	1,747,739	Sell	08/15/11	2,789,059	2,803,388	(14,329)
Pershing	EU Euro	3,060,446	Sell	08/15/11	4,329,935	4,432,151	(102,216)
Pershing	Japanese Yen	114,731,489	Sell	08/15/11	1,427,897	1,425,499	2,398
Pershing	British Pound	875,558	Sell	08/15/11	1,397,763	1,404,403	(6,640)
Pershing	EU Euro	3,048,622	Sell	08/15/11	4,324,440	4,415,026	(90,586)
Pershing	British Pound	873,542	Sell	08/15/11	1,397,763	1,401,169	(3,406)
Pershing	EU Euro	1,907,104	Sell	08/15/11	2,698,266	2,761,875	(63,609)
Pershing	Japanese Yen	115,583,959	Sell	08/15/11	1,438,900	1,436,090	2,810
							$(308,258)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,208
Total Asset Derivatives		$5,208
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$313,466
Total Liability Derivatives		$313,466

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$97,962
Total	$97,962

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(308,258)
Total	$(308,258)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	23.7%
Consumer Discretionary	19.7%
Utilities	12.3%
Industrials	9.2%
Materials	7.4%
Health Care	6.3%
Consumer Staples	6.1%
Energy	6.0%
Information Technology	5.9%
Telecommunication Services	1.8%
Other Assets and Liabilities - Net*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Consumer Discretionary: 19.7%
11,750	Autozone, Inc.	$3,464,488	1.0
100,700	Bed Bath & Beyond, Inc.	5,877,859	1.6
111,500	Cablevision Systems Corp.	4,037,415	1.1
140,500	CBS Corp. - Class B	4,002,845	1.1
75,353	Darden Restaurants, Inc.	3,749,565	1.1
98,600	Fortune Brands, Inc.	6,287,722	1.8
199,500	Gap, Inc.	3,610,950	1.0
66,100	Genuine Parts Co.	3,595,840	1.0
85,500	TJX Cos., Inc.	4,491,315	1.3
917,457	Other Securities	31,214,853	8.7
		70,332,852	19.7
	Consumer Staples: 6.1%
62,600	JM Smucker Co.	4,785,144	1.4
49,300	Ralcorp Holdings, Inc.	4,268,394	1.2
156,700	Safeway, Inc.	3,662,079	1.0
150,775	Other Securities	8,915,230	2.5
		21,630,847	6.1
	Energy: 6.0%
69,000	Devon Energy Corp.	5,437,890	1.5
51,500	Newfield Exploration Co.	3,503,030	1.0
166,897	Williams Cos., Inc.	5,048,634	1.4
190,982	Other Securities	7,314,829	2.1
		21,304,383	6.0
	Financials: 23.7%
81,600	Ameriprise Financial, Inc.	4,706,688	1.3
263,700	Fifth Third Bancorp.	3,362,175	0.9
136,600	Invesco Ltd.	3,196,440	0.9
160,700	Loews Corp.	6,763,863	1.9
54,061	M&T Bank Corp.	4,754,665	1.3
53,700	T. Rowe Price Group, Inc.	3,240,258	0.9
102,200	Transatlantic Holdings, Inc.	5,008,822	1.4

Shares		Value	Percentage of Net Assets
34,376	Vornado Realty Trust	$3,203,156	0.9
145,400	WR Berkley Corp.	4,716,776	1.3
156,000	XL Group PLC	3,428,880	1.0
1,834,316	Other Securities	42,354,080	11.9
		84,735,803	23.7
	Health Care: 6.3%
46,000	Becton Dickinson & Co.	3,963,820	1.1
46,900	Humana, Inc.	3,777,326	1.1
177,000	Lincare Holdings, Inc.	5,180,790	1.4
282,600	Other Securities	9,478,674	2.7
		22,400,610	6.3
	Industrials: 9.2%
84,300	Ametek, Inc.	3,785,070	1.1
71,200	Carlisle Cos., Inc.	3,505,176	1.0
56,479	Cooper Industries PLC	3,370,102	0.9
51,200	Regal-Beloit Corp.	3,418,624	0.9
251,517	Republic Services, Inc.	7,759,299	2.2
67,041	Snap-On, Inc.	4,188,722	1.2
85,670	Other Securities	6,754,703	1.9
		32,781,696	9.2
	Information Technology: 5.9%
59,900	Amphenol Corp.	3,234,001	0.9
121,500	Jack Henry & Associates, Inc.	3,646,215	1.0
130,900	Synopsys, Inc.	3,365,439	0.9
152,230	TE Connectivity Ltd.	5,595,975	1.6
134,500	Other Securities	5,425,990	1.5
		21,267,620	5.9
	Materials: 7.4%
54,108	Albemarle Corp.	3,744,273	1.0
149,300	Ball Corp.	5,742,078	1.6
48,800	Sherwin-Williams Co.	4,092,856	1.1

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Materials (continued)
56,100		Sigma-Aldrich Corp.	$4,116,618	1.2
158,720		Other Securities	8,902,981	2.5
			26,598,806	7.4
		Telecommunication Services: 1.8%
99,000		CenturyTel, Inc.	4,002,570	1.1
89,387		Other Securities	2,407,192	0.7
			6,409,762	1.8
		Utilities: 12.3%
304,700		CMS Energy Corp.	5,999,543	1.7
125,200		Energen Corp.	7,073,800	2.0
81,300		NSTAR	3,738,174	1.0
84,700		Oneok, Inc.	6,268,647	1.7
167,500		Westar Energy, Inc.	4,507,425	1.3
144,600		Wisconsin Energy Corp.	4,533,210	1.3
208,500		Xcel Energy, Inc.	5,066,550	1.4
234,500		Other Securities	6,764,323	1.9
			43,951,672	12.3
		Total Common Stock ( Cost $285,792,425 )	351,414,051	98.4
SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateralcc: 1.2%
3,787,700		BNY Mellon Overnight Government Fund (1)	3,787,700	1.1
565,915	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	452,732	0.1
		Total Securities Lending Collateral ( Cost $4,353,615 )	4,240,432	1.2
		Mutual Funds: 1.5%
5,375,292		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $5,375,292 )	5,375,292	1.5
		Total Short-Term Investments ( Cost $9,728,907 )	9,615,724	2.7
		Total Investments in Securities ( Cost $295,521,332 ) *	$361,029,775	101.1
		Liabilities in Excess of Other Assets	(3,977,534)	(1.1)
		Net Assets	$357,052,241	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $302,204,590.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$70,195,905
Gross Unrealized Depreciation	(11,370,720)
Net Unrealized Appreciation	$58,825,185

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock*	$351,414,051	$—	$—	$351,414,051
Short-Term Investments	9,162,992	—	452,732	9,615,724
Total Investments, at value	$360,577,043	$—	$452,732	$361,029,775

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732
Total Investments, at value	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

United States	35.2%
Japan	10.2%
Germany	9.9%
Sweden	7.0%
Switzerland	6.1%
France	5.7%
United Kingdom	3.7%
Brazil	3.3%
Mexico	3.2%
Netherlands	3.1%
Countries between 0.3% - 2.7%^	11.1%
Other Assets and Liabilities - Net*	1.5%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 9 countries, which each represents 0.3% - 2.7% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Argentina: 0.3%
104,020	Other Securities	$4,686,101	0.3
	Brazil: 3.3%
576,000	Cia de Bebidas das Americas ADR	19,428,480	1.1
3,718,360	Other Securities	40,385,316	2.2
		59,813,796	3.3
	Finland: 0.8%
491,000	Other Securities	14,236,759	0.8
	France: 5.7%
176,188	LVMH Moet Hennessy Louis Vuitton S.A.	31,660,669	1.7
256,414	Technip S.A.	27,485,569	1.5
335,054	Total S.A.	19,370,748	1.1
279,560	Other Securities	25,027,516	1.4
		103,544,502	5.7
	Germany: 9.9%
191,160	Allianz AG	26,656,806	1.5
221,110	Bayer AG	17,758,901	1.0
485,419	Bayerische Motoren Werke AG	32,489,943	1.8
568,907	SAP AG	34,492,073	1.9
398,890	Siemens AG	54,816,128	3.0
75,093	Other Securities	13,174,870	0.7
		179,388,721	9.9
	India: 1.9%
343,840	Infosys Technologies Ltd.	22,432,319	1.3
5,072,227	Other Securities	11,315,419	0.6
		33,747,738	1.9

Shares		Value	Percentage of Net Assets
	Ireland: 0.9%
747,210	Other Securities	$16,423,676	0.9
	Israel: 0.4%
151,400	Other Securities	7,300,508	0.4
	Italy: 1.8%
147,500	Tod's S.p.A.	19,759,565	1.1
692,815	Other Securities	13,750,723	0.7
		33,510,288	1.8
	Japan: 10.2%
13,177	Dai-ichi Life Insurance Co., Ltd.	18,478,614	1.0
2,968	KDDI Corp.	21,354,574	1.2
330,900	Murata Manufacturing Co., Ltd.	22,123,462	1.2
798,100	Sony Corp.	21,058,082	1.2
2,168,283	Other Securities	102,122,333	5.6
		185,137,065	10.2
	Mexico: 3.2%
3,597,203	Fomento Economico Mexicano SA de CV ADR	23,917,859	1.3
850,014	Grupo Televisa S.A. ADR	20,910,345	1.2
1,593,620	Other Securities	13,240,668	0.7
		58,068,872	3.2
	Netherlands: 3.1%
866,273	European Aeronautic Defence and Space Co. NV	28,992,243	1.6

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Netherlands (continued)
725,377	Koninklijke Philips Electronics NV	$18,642,336	1.0
924,850	Other Securities	8,714,604	0.5
		56,349,183	3.1
	South Korea: 0.7%
48,253	Other Securities	11,969,207	0.7
	Spain: 2.7%
1,857,561	Banco Bilbao Vizcaya Argentaria S.A.	21,805,646	1.2
298,695	Inditex S.A.	27,215,391	1.5
		49,021,037	2.7
	Sweden: 7.0%
921,303	Assa Abloy AB	24,762,997	1.4
5,698,845	Telefonaktiebolaget LM Ericsson	82,037,749	4.5
861,986	Investor AB	19,768,047	1.1
		126,568,793	7.0
	Switzerland: 6.1%
923,954	Credit Suisse Group	36,008,553	2.0
325,327	Nestle S.A.	20,244,625	1.1
276,619	Transocean Ltd.	17,858,523	1.0
1,306,969	UBS AG - Reg	23,851,625	1.3
76,453	Other Securities	11,666,250	0.7
		109,629,576	6.1
	Taiwan: 1.6%
7,146,111	Taiwan Semiconductor Manufacturing Co., Ltd.	18,010,060	1.0
954,902	Other Securities	10,400,995	0.6
		28,411,055	1.6
	United Kingdom: 3.7%
1,776,298	HSBC Holdings PLC	17,665,088	1.0
1,616,136	Prudential PLC	18,661,285	1.0
703,167	Unilever PLC	22,688,494	1.3
1,609,700	Other Securities	7,269,090	0.4
		66,283,957	3.7
	United States: 35.2%
241,950	3M Co.	22,948,957	1.3
673,683	Adobe Systems, Inc.	21,187,330	1.2
633,200	Aetna, Inc.	27,917,788	1.5
869,490	Altera Corp.	40,300,862	2.2
355,640	Automatic Data Processing, Inc.	18,735,115	1.0
684,900	Carnival Corp.	25,772,787	1.4
297,810	Colgate-Palmolive Co.	26,031,572	1.4

Shares			Value	Percentage of Net Assets
1,567,570		eBay, Inc.	$50,585,484	2.8
147,630		Goldman Sachs Group, Inc.	19,648,077	1.1
615,210		Intuit, Inc.	31,904,791	1.8
714,660		Juniper Networks, Inc.	22,511,790	1.2
884,290		Maxim Integrated Products	22,602,452	1.3
356,090		McDonald's Corp.	30,025,509	1.7
919,570		Microsoft Corp.	23,908,820	1.3
397,370		Tiffany & Co.	31,201,492	1.7
714,070		Walt Disney Co.	27,877,293	1.5
379,300		WellPoint, Inc.	29,877,461	1.7
332,780		Zimmer Holdings, Inc.	21,031,696	1.2
5,390,960		Other Securities	142,970,740	7.9
			637,040,016	35.2
		Total Common Stock ( Cost $1,405,628,838 )	1,781,130,850	98.5
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateralcc: 1.1%
17,058,400		BNY Mellon Overnight Government Fund (1)	17,058,400	0.9
3,820,850	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	3,056,680	0.2
		Total Securities Lending Collateral ( Cost $20,879,250 )	20,115,080	1.1
		Mutual Funds: 0.9%
16,538,725		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $16,538,725 )	16,538,725	0.9
		Total Short-Term Investments ( Cost $37,417,975 )	36,653,805	2.0
		Total Investments in Securities ( Cost $1,443,046,813 ) *	$1,817,784,655	100.5
		Liabilities in Excess of Other Assets	(8,949,756)	(0.5)
		Net Assets	$1,808,834,899	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $1,466,518,450.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$419,118,870
Gross Unrealized Depreciation	(67,852,665)
Net Unrealized Appreciation	$351,266,205
Industry	Percentage of Net Assets
Consumer Discretionary	17.4%
Consumer Staples	7.2
Energy	3.9
Financials	16.9
Health Care	9.5
Industrials	13.0
Information Technology	27.7
Materials	0.7
Telecommunication Services	1.4
Utilities	0.8
Short-Term Investments	2.0
Other Assets and Liabilities - Net	(0.5)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Argentina	$4,686,101	$—	$—	$4,686,101
Brazil	59,813,796	—	—	59,813,796
Finland	—	14,236,759	—	14,236,759
France	—	103,544,502	—	103,544,502
Germany	—	179,388,721	—	179,388,721
India	—	33,747,738	—	33,747,738
Ireland	16,423,676	—	—	16,423,676
Israel	7,300,508	—	—	7,300,508
Italy	—	33,510,288	—	33,510,288
Japan	—	185,137,065	—	185,137,065
Mexico	58,068,872	—	—	58,068,872
Netherlands	4,796,055	51,553,128	—	56,349,183
South Korea	11,969,207	—	—	11,969,207
Spain	—	49,021,037	—	49,021,037
Sweden	—	126,568,793	—	126,568,793
Switzerland	17,858,523	91,771,053	—	109,629,576
Taiwan	—	28,411,055	—	28,411,055
United Kingdom	—	66,283,957	—	66,283,957
United States	637,040,016	—	—	637,040,016
Total Common Stock	817,956,754	963,174,096	—	1,781,130,850
Short-Term Investments	33,597,125	—	3,056,680	36,653,805
Total Investments, at value	$851,553,879	$963,174,096	$3,056,680	$1,817,784,655

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680
Total Investments, at value	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Corporate Bonds/Notes	32.8%
U.S. Government Agency Obligations	32.7%
Collateralized Mortgage Obligations	6.9%
Other Bonds	4.8%
U.S. Treasury Obligations	4.5%
Municipal Bonds	3.7%
Preferred Stock	1.0%
Certificates of Deposit	0.5%
Asset-Backed Securities	0.3%
Purchased Options	0.0%
Common Stock	—
Other Assets and Liabilities - Net*	12.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.8%
		Consumer Discretionary: 0.2%
2,620,092		Other Securities	$2,656,451	0.2
		Consumer Staples: 0.6%
6,000,000	S	Anheuser-Busch InBev Worldwide, Inc., 4.125%- 5.375%, 01/15/15- 01/15/20	6,539,550	0.5
700,000		Other Securities	810,721	0.1
			7,350,271	0.6
		Energy: 2.6%
200,000	#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	196,873	0.0
300,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	318,000	0.0
3,800,000	L	Petroleos Mexicanos, 6.000%-8.000%, 05/03/19- 03/05/20	4,528,250	0.4
5,400,000	S	Transocean, Inc., 1.500%, 12/15/37	5,420,250	0.5
22,239,453		Other Securities	20,211,410	1.7
			30,674,783	2.6
		Financials: 23.9%
5,100,000	S	Ally Financial, Inc., 6.875%, 09/15/11	5,144,625	0.4

Principal Amount†				Value	Percentage of Net Assets
	2,200,000	S	Ally Financial, Inc., 6.000%- 7.500%, 05/23/12- 09/15/20	$2,257,500	0.2
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	8,281,733	0.7
	4,000,000	S	American General Finance Corp., 4.875%-5.625%, 08/17/11- 07/15/12	3,988,332	0.4
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	1,057,598	0.1
	3,300,000	S	American International Group, Inc., 5.850%, 01/16/18	3,462,396	0.3
	800,000	#,S	ANZ National International Ltd., 6.200%, 07/19/13	872,245	0.1
	700,000	#	Banco Santander Brazil SA/Cayman Islands, 2.347%, 03/18/14	704,115	0.1
	4,400,000	S	Bank of America Corp., 6.500%, 08/01/16	4,912,464	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
1,200,000	S	Bank of America Corp., 0.591%- 5.750%, 08/15/16- 12/01/17	$1,237,575	0.1
300,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	303,807	0.0
600,000	#,S	Bank of Montreal, 2.850%, 06/09/15	622,228	0.1
800,000	#	Bank of Nova Scotia, 1.650%, 10/29/15	787,106	0.1
4,100,000	S	Barclays Bank PLC, 5.450%, 09/12/12	4,321,035	0.4
700,000	#,S	Barclays Bank PLC, 6.050%, 12/04/17	742,139	0.0
1,200,000	#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	1,230,000	0.1
4,000,000	S	Bear Stearns Cos., Inc., 6.400%- 6.950%, 08/10/12- 10/02/17	4,413,193	0.4
2,200,000	#,S	BNP Paribas, 5.186%, 06/29/49	2,036,100	0.2
300,000	#	BPCE S.A., 2.375%, 10/04/13	305,041	0.0
300,000	#	CIT Group, Inc., 5.250%, 04/01/14	300,000	0.0
7,700,000		Citigroup, Inc., 5.000%, 09/15/14	8,075,229	0.7
8,400,000	S	Citigroup, Inc., 5.300%-8.500%, 08/27/12- 05/22/19	9,015,128	0.8
6,300,000	#,S	Commonwealth Bank of Australia, 0.666%, 07/12/13	6,300,322	0.5
1,100,000	#,S	Commonwealth Bank of Australia, 6.024%, 03/29/49	1,085,032	0.1

Principal Amount†				Value	Percentage of Net Assets
	700,000	#,S	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	$845,800	0.1
	5,700,000	#,S	Credit Agricole S.A., 8.375%, 12/13/49	5,985,000	0.5
	3,300,000	#,S	Dexia Credit Local, 0.753%, 04/29/14	3,289,965	0.3
	1,400,000	#,S	Dexia Credit Local, 0.896%, 09/23/11	1,401,484	0.1
	11,900,000	#,S	FIH Erhvervsbank A/S, 0.620%, 06/13/13	11,899,703	1.0
EUR	4,800,000		General Electric Capital Corp., 5.500%, 09/15/67	6,543,113	0.6
	1,700,000	S	General Electric Capital Corp., 5.875%-6.875%, 01/14/38- 01/10/39	1,822,071	0.1
	6,050,000	S	Goldman Sachs Group, Inc., 5.950%-6.750%, 09/01/17- 10/01/37	6,345,248	0.5
	10,900,000		HSBC Holdings PLC, 5.100%, 04/05/21	11,191,520	1.0
	4,800,000	#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	4,813,166	0.4
EUR	3,200,000		International Lease Finance Corp., 1.795%, 08/15/11	4,648,516	0.4
	700,000	#,S	International Lease Finance Corp., 6.750%, 09/01/16	749,000	0.1
	5,800,000	S	International Lease Finance Corp., 5.300%- 5.750%, 02/15/12- 05/15/16	5,902,974	0.5
	6,700,000	#,S	Lloyds TSB Bank PLC, 5.800%, 01/13/20	6,720,870	0.6
	3,000,000	#,S	Macquarie Group Ltd., 7.300%, 08/01/14	3,360,045	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
GBP	600,000		Merrill Lynch & Co., Inc., 1.004%, 02/21/12	$958,348	0.1
	8,000,000		Merrill Lynch & Co., Inc., 5.450%, 02/05/13	8,489,576	0.7
	3,300,000		Merrill Lynch & Co., Inc., 0.482%-6.875%, 06/05/12- 04/25/18	3,519,195	0.3
	5,400,000	#,S	Metropolitan Life Global Funding I, 0.683%, 07/13/11	5,400,808	0.5
	500,000	#,S	Monumental Global Funding Ltd., 5.500%, 04/22/13	536,284	0.0
	1,400,000	#,S	Nationwide Building Society, 6.250%, 02/25/20	1,458,314	0.1
	4,800,000	S	Nomura Holdings, Inc., 6.700%, 03/04/20	5,253,446	0.5
	300,000	#	Nordea Bank AB, 2.125%, 01/14/14	302,282	0.0
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	8,629,999	0.7
	600,000	#,S	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	543,000	0.0
	1,600,000	#,S	Royal Bank of Scotland PLC, 2.625%, 05/11/12	1,630,558	0.2
	200,000	#,S	Royal Bank of Scotland PLC, 4.875%, 08/25/14	208,304	0.0
	4,500,000		Royal Bank of Scotland PLC/The, 4.375%, 03/16/16	4,544,077	0.4

Principal Amount†				Value	Percentage of Net Assets
	6,400,000	#,S	Santander US Debt S.A. Unipersonal, 1.046%, 03/30/12	$6,401,933	0.6
EUR	2,800,000		SLM Corp., 3.125%, 09/17/12	4,021,499	0.3
	10,300,000		SLM Corp., 5.000%, 10/01/13	10,717,665	0.9
	700,000		SLM Corp., 5.375%, 01/15/13	719,662	0.1
	200,000	#,S	Societe Generale, 5.922%, 12/31/49	173,202	0.0
	2,900,000	#,S	State Bank of India/London, 4.500%, 07/27/15	2,979,135	0.3
	700,000	#,S	Temasek Financial I Ltd., 4.300%, 10/25/19	723,764	0.1
	300,000	#,S	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	369,750	0.0
	400,000	#	Turkiye Garanti Bankasi AS, 2.774%, 04/20/16	399,000	0.0
	400,000	#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	409,000	0.0
	1,200,000	S	Wells Fargo & Co., 5.625%, 12/11/17	1,327,328	0.1
	3,400,000	#,S	Westpac Banking Corp., 3.585%, 08/14/14	3,623,363	0.3
	146,000	#,S	ZFS Finance USA Trust IV, 5.875%, 05/09/32	147,982	0.0
	73,003,105		Other Securities (a)	57,905,381	5.0
				278,366,273	23.9
			Health Care: 0.7%
	1,400,000	#,S	Roche Holdings, Inc., 7.000%, 03/01/39	1,704,780	0.2
	5,200,000		Other Securities	5,878,633	0.5
				7,583,413	0.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Industrials: 1.0%
7,100,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	$7,298,438	0.6
400,000	#,L	Braskem Finance Ltd., 5.750%, 04/15/21	404,520	0.0
700,000	#,S	C8 Capital SPV Ltd., 6.640%, 12/31/49	525,000	0.1
2,000,000	#	Noble Group Ltd., 6.750%, 01/29/20	2,110,000	0.2
400,000	#,S	Sydney Air, 5.125%, 02/22/21	402,755	0.0
1,400,000	#	Union Pacific Corp., 4.163%, 07/15/22	1,388,930	0.1
			12,129,643	1.0
		Information Technology: 0.7%
5,700,000	S	International Business Machines Corp., 5.700%, 09/14/17	6,635,871	0.6
1,300,000		Other Securities	1,385,544	0.1
			8,021,415	0.7
		Materials: 1.2%
3,800,000	#,L	Braskem Finance Ltd., 7.000%, 05/07/20	4,161,000	0.4
3,400,000	#,L	CSN Islands XI Corp., 6.875%, 09/21/19	3,727,250	0.3
1,500,000	#,S	CSN Resources S.A., 6.500%, 07/21/20	1,601,250	0.1
3,000,000	#	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,345,000	0.3
300,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	306,375	0.0
1,100,000		Other Securities	1,228,041	0.1
			14,368,916	1.2
		Telecommunication Services: 0.8%
5,516,000	S	AT&T, Inc., 4.950%-6.300%, 01/15/13- 01/15/38	5,886,223	0.5
200,000	#,S	Qtel International Finance Ltd., 4.750%, 02/16/21	196,000	0.0

Principal Amount†			Value	Percentage of Net Assets
2,724,000		Other Securities	$2,991,874	0.3
			9,074,097	0.8
		Utilities: 1.1%
200,000	#	AES Corp./The, 7.375%, 07/01/21	203,250	0.0
6,600,000	#	Comision Federal de Electricidad, 4.875%, 05/26/21	6,623,760	0.6
600,000	#,S	EDF S.A., 5.500%, 01/26/14	659,708	0.0
600,000	#,S	EDF S.A., 6.500%, 01/26/19	702,379	0.1
600,000	#,S	Electricite de France SA, 6.950%, 01/26/39	704,149	0.1
2,100,000	#,S	Enel Finance International S.A., 6.250%, 09/15/17	2,321,336	0.2
8,800,000		Other Securities	983,851	0.1
			12,198,433	1.1
		Total Corporate Bonds/Notes ( Cost $365,359,690 )	382,423,695	32.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.9%
16,800,000	#,S	Arkle Master Issuer PLC, 0.351%, 02/17/52	16,763,225	1.4
1,206,903	#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	1,200,058	0.1
1,600,000	#,S	BCRR Trust, 5.858%, 07/17/40	1,746,755	0.1
736,142	#,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.526%, 06/25/35	667,381	0.1
844,482	#	Credit Suisse Mortgage Capital Certificates, 0.357%, 10/15/21	796,740	0.1
2,385,382	#,S	Credit Suisse Mortgage Capital Certificates, 0.417%, 10/15/21	2,291,089	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
2,400,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%-5.850%, 03/15/39- 09/15/40	$2,550,983	0.2
7,748,573	S	Granite Master Issuer PLC, 0.276%, 12/20/54	7,345,647	0.6
668,394	#,S	GS Mortgage Securities Corp. II, 1.143%, 03/06/20	661,183	0.1
3,300,000	#	Hillmark Funding, 0.509%, 05/21/21	3,100,703	0.3
4,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	4,601,786	0.4
1,700,000	#,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,646,769	0.2
3,700,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%-5.882%, 05/15/47- 02/15/51	3,970,957	0.3
100,000	S	Morgan Stanley Capital I, 5.809%, 12/12/49	109,884	0.0
4,700,000	S	Morgan Stanley Capital I, 6.074%, 06/11/49	5,145,805	0.4
196,996	#,S	Structured Asset Securities Corp., 2.750%, 10/25/35	159,421	0.0
773,547	#,S	Wachovia Bank Commercial Mortgage Trust, 0.267%, 06/15/20	701,964	0.1
28,312,554		Other Securities	26,750,275	2.3
		Total Collateralized Mortgage Obligations ( Cost $78,543,485 )	80,210,625	6.9

Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: 3.7%
		California: 1.7%
6,000,000	S	Southern California Public Power Authority, 5.943%, 07/01/40	$5,990,100	0.5
	13,050,000	Other Securities	13,940,055	1.2
			19,930,155	1.7
		Illinois: 0.3%
3,800,000		Other Securities	3,943,054	0.3
		Nebraska: 0.1%
500,000		Other Securities	522,535	0.1
		Nevada: 0.4%
3,900,000		Other Securities	3,990,288	0.4
		New Jersey: 0.1%
600,000		Other Securities	598,188	0.1
		New York: 0.6%
6,800,000		New York City Municipal Water Finance Authority, 5.882%-6.282%, 06/15/42- 06/15/44	7,205,595	0.6
300,000		Other Securities	277,456	0.0
			7,483,051	0.6
		Ohio: 0.0%
400,000		Other Securities	316,176	0.0
		Texas: 0.5%
5,100,000		City of San Antonio TX, 5.808%-6.308%, 02/01/37- 02/01/41	5,398,341	0.5
400,000		Other Securities	410,536	0.0
			5,808,877	0.5
		Wisconsin: 0.0%
70,000		Other Securities	73,008	0.0
		Total Municipal Bonds ( Cost $40,955,110 )	42,665,332	3.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
OTHER BONDS: 4.8%
			Foreign Government Bonds: 4.8%
CAD	700,000	#	Canada Housing Trust No 1, 2.750%, 12/15/15	$735,485	0.1
CAD	2,400,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	2,478,461	0.2
CAD	600,000	#	Canada Housing Trust No 1, 4.000%, 06/15/12	637,881	0.1
CAD	500,000	#	Canada Housing Trust No 1, 4.800%, 06/15/12	535,450	0.0
CAD	7,700,000		Canadian Government Bond, 1.750%- 4.500%, 03/01/13- 12/01/15	8,143,458	0.7
	600,000	#,S	Export-Import Bank of China, 4.875%, 07/21/15	657,040	0.0
EUR	3,537,896		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16- 09/15/21	4,826,237	0.4
	400,000	#,S	Korea Housing Finance Corp., 4.125%, 12/15/15	415,239	0.0
	1,600,000		Province of Ontario Canada, 1.375%, 01/27/14	1,610,461	0.2
CAD	3,500,000		Province of Ontario Canada, 4.200%-5.500%, 03/08/17- 06/02/39	3,842,315	0.3
	1,000,000	#,S	Societe Financement de l'Economie Francaise, 0.476%, 07/16/12	1,003,300	0.1
	200,000	#,S	Societe Financement de l'Economie Francaise, 3.375%, 05/05/14	212,270	0.0

Principal Amount†				Value	Percentage of Net Assets
EUR	15,300,000		Spain Government Bond, 4.650%, 07/30/25	$19,997,520	1.7
EUR	9,477,310		Other Securities	11,154,609	1.0
			Total Other Bonds ( Cost $54,329,452 )	56,249,726	4.8
CERTIFICATES OF DEPOSIT: 0.5%
			Financials: 0.5%
	5,600,000	S	Intesa Sanpaolo/ New York, 2.375%, 12/21/12	5,644,806	0.5
			Total Certificates of Deposit ( Cost $5,596,640 )	5,644,806	0.5
ASSET-BACKED SECURITIES: 0.3%
			Automobile Asset-Backed Securities: 0.0%
	4,201		Other Securities	4,202	0.0
			Credit Card Asset-Backed Securities: 0.1%
	1,400,000		Other Securities	1,400,640	0.1
			Home Equity Asset-Backed Securities: 0.0%
	518,189		Other Securities	464,856	0.0
			Other Asset-Backed Securities: 0.2%
	2,094,149		Other Securities	1,769,152	0.2
			Total Asset- Backed Securities ( Cost $4,005,923 )	3,638,850	0.3
U.S. TREASURY OBLIGATIONS: 4.5%
			Treasury Inflation Indexed Protected Securities: 2.3%
	11,309,430		1.125%, due 1/15/2021	11,754,739	1.0
	4,085,406	S	2.500%, due 1/15/2029	4,753,754	0.4
	9,199,661	S	1.750%-3.625%, due 01/15/25- 04/15/28	10,499,302	0.9
				27,007,795	2.3
			U.S. Treasury Notes: 2.2%
	24,900,000	L	0.750%, due 6/15/2014	24,874,727	2.2
			Total U.S. Treasury Obligations ( Cost $51,745,529 )	51,882,522	4.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.7%
		Federal Home Loan Mortgage Corporation: 1.6%##
8,608,420	S	0.337%-6.000%, due 03/15/17- 10/25/44	$9,194,701	0.8
301,686		4.500%, due 2/1/2039	312,478	0.0
283,280		4.500%, due 2/1/2039	293,413	0.0
8,000,000	W	4.500%, due 8/15/2039	8,241,248	0.7
1,391,992		Other Securities	1,336,923	0.1
			19,378,763	1.6
		Federal National Mortgage Association: 31.1%##
15,000,000	W	4.000%, due 6/15/2020	15,648,225	1.3
10,588,315		4.000%, due 5/1/2025	11,055,464	1.0
36,663,656		4.000%, due 12/1/2025	38,781,232	3.3
15,017,015		4.000%, due 2/1/2026	15,670,170	1.3
14,090,846		4.000%, due 3/1/2026	14,712,524	1.3
14,000,000		4.000%, due 6/1/2041	14,024,133	1.2
16,000,000	W	4.500%, due 7/1/2025	17,042,932	1.5
34,000,000	W	4.500%, due 7/15/2035	35,484,696	3.1
8,010,478	S	4.500%, due 1/1/2039	8,312,042	0.7
28,544,886		4.500%, due 6/1/2039	29,842,729	2.6
8,870,543	S	4.500%, due 10/1/2039	9,196,169	0.8
5,958,084		4.500%, due 5/1/2041	6,175,400	0.5
9,197,849		4.500%, due 5/1/2041	9,533,334	0.8
8,000,000	W	5.000%, due 7/1/2037	8,501,248	0.7
114,388,534	S,W	0.246%-6.500%, due 06/01/13- 10/01/44	121,462,483	10.4
6,000,000	W	6.000%, due 4/15/2038	6,590,628	0.6
			362,033,409	31.1
		Government National Mortgage Association: 0.0%
24,180		Other Securities	24,243	0.0
		Total U.S. Government Agency Obligations ( Cost $377,554,665 )	381,436,415	32.7

Shares			Value	Percentage of Net Assets
COMMON STOCK: —%
		Consumer Discretionary: —%
60,000		Other Securities	$—	—
		Total Common Stock ( Cost $0 )	—	—
PREFERRED STOCK: 1.0%
		Financials: 1.0%
77,500	S	American International Group, Inc.	134,850	0.0
858,000	S	Citigroup, Inc.	8,380,944	0.7
3,400	S	Wells Fargo & Co.	3,604,000	0.3
		Total Preferred Stock ( Cost $18,708,031 )	12,119,794	1.0
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Options on Exchange Traded Futures Contracts: 0.0%
550	@	90-Day Eurodollar December Futures, Strike @ 96.500, Exp. 12/19/11	$3,438	0.0
107	@	90-Day Eurodollar September Futures, Strike @ 97.000, Exp. 09/19/11	669	0.0
32	@	90-Day Eurodollar September Futures, Strike @ 96.500, Exp. 09/19/11	200	0.0
3,300	@	90-Day Eurodollar September Futures, Strike @ 93.000, Exp. 09/17/12	20,625	0.0
380	@	90-Day Eurodollar September Futures, Strike @ 96.750, Exp. 09/19/11	2,375	0.0
			27,307	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets
		Options on Interest Rate Swaptions: 0.0%
10,900,000	@	Put OTC Swaption, Strike @ 1.250%, Exp. 04/30/12 Counterparty: Royal Bank of Scotland Group PLC	$57,910	0.0
		Total Purchased Options ( Cost $78,471 )	85,217	0.0
		Total Long-Term Investments ( Cost $996,876,996 )	1,016,356,982	87.2
SHORT-TERM INVESTMENTS: 24.0%
		U.S. Government Agency Obligations: 3.6%
9,600,000	Z	U.S. Government Agency Obligations, 0.020%, 09/13/11	9,599,606	0.8
18,400,000	Z	U.S. Government Agency Obligations, 0.020%, 09/14/11	18,399,227	1.6
1,900,000	Z	U.S. Government Agency Obligations, 0.020%, 09/07/11	1,899,928	0.2
10,100,000	Z	U.S. Government Agency Obligations, 0.020%, 09/07/11	10,099,616	0.9
500,000	Z	U.S. Government Agency Obligations, 0.020%, 09/12/11	499,980	0.0
400,000		U.S. Treasury Bills, 0.051%, 08/25/11	399,994	0.0
440,000		U.S. Treasury Bills, —%, 09/08/11	439,995	0.1
			41,338,346	3.6

Principal Amount†				Value	Percentage of Net Assets
			Foreign Government Bonds: 15.9%
	1,700,000	#,S	Banco Santander Chile, 1.524%, 04/20/12	$1,701,807	0.1
	4,100,000		Itaú Unibanco, 1.050%, 07/11/11	4,098,524	0.4
JPY	10,000,000		Japan Treasury Discount Bill, 0.090%, 09/12/11	124,192	0.0
JPY	3,580,000,000		Japan Treasury Discount Bill, 0.110%, 07/25/11	44,284,782	3.8
JPY	4,330,000,000		Japan Treasury Discount Bill, 0.110%, 08/01/11	52,902,448	4.5
JPY	60,000,000	Z	Japan Treasury Discount Bill, 0.100%, 10/03/11	745,112	0.1
JPY	700,000,000	Z	Japan Treasury Discount Bill, 0.100%, 07/11/11	8,555,667	0.7
JPY	30,000,000	Z	Japan Treasury Discount Bill, 0.100%, 07/19/11	369,782	0.0
JPY	1,120,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/15/11	13,856,248	1.2
JPY	1,020,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/22/11	12,748,152	1.1
JPY	1,020,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/08/11	12,716,037	1.1
JPY	100,000,000	Z	Japan Treasury Discount Bill, 0.100%, 09/20/11	1,241,898	0.1
JPY	820,000,000	Z	Japan Treasury Discount Bill, 0.100%, 09/26/11	10,183,472	0.9
JPY	1,790,000,000	Z	Japan Treasury Discount Bill, 0.100%, 09/05/11	22,230,820	1.9
				185,758,941	15.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Securities Lending Collateralcc: 3.6%
41,304,346		BNY Mellon Overnight Government Fund (1)	$41,304,346	3.5
221,484	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	177,187	0.1
		Total Securities Lending Collateral ( Cost $41,525,830 )	41,481,533	3.6
		Commerical Paper: 0.9%
900,000		Kells Funding LLC, 0.210%, due 10/4/2011	899,505	0.1
9,800,000		Straight-A Funding LLC, 0.200%, due 09/02/2011	9,797,256	0.8
		Total Commerical Paper ( Cost $10,696,615 )	10,696,761	0.9
		Total Short-Term Investments ( Cost $279,196,362 )	279,275,581	24.0
		Total Investments in Securities ( Cost $1,276,073,358 ) *	$1,295,632,563	111.2
		Liabilities in Excess of Other Assets	(130,615,659)	(11.2)
		Net Assets	$1,165,016,904	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

(a)  The grouping contains securities in default.

BRL  Brazilian Real

CAD  Canadian Dollar

DKK  Danish Krone

EUR  EU Euro

GBP  British Pound

JPY  Japanese Yen

RUB  Russian Ruble

SGD  Singapore Dollar

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$35,794,173
Gross Unrealized Depreciation	(16,234,968)
Net Unrealized Appreciation	$19,559,205

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	3,604,000	8,515,794	—	12,119,794
Purchased Options	27,306	57,910	—	85,216
Corporate Bonds/Notes	—	380,037,163	2,386,532	382,423,695
Collateralized Mortgage Obligations	—	80,210,625	—	80,210,625
Municipal Bonds	—	42,665,332	—	42,665,332
Other Bonds	—	55,246,426	1,003,300	56,249,726
Short-Term Investments	41,304,346	237,794,049	177,187	279,275,582
Certificates of Deposit	—	5,644,806	—	5,644,806
U.S. Treasury Obligations	—	51,882,522	—	51,882,522
Asset-Backed Securities	—	3,638,850	—	3,638,850
U.S. Government Agency Obligations	—	381,436,415	—	381,436,415
Total Investments, at value	$44,935,652	$1,247,129,892	$3,567,019	$1,295,632,563
Other Financial Instruments+
Futures	3,748,748	—	—	3,748,748
Swaps	—	6,516,221	—	6,516,221
Forward Foreign Currency Contracts	—	4,191,706	—	4,191,706
Total Assets	$48,684,400	$1,257,837,819	$3,567,019	$1,310,089,238
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(152,550,306)	$—	$(152,550,306)
Written Options	(26,713)	(2,217,026)	—	(2,243,739)
Futures	(701,218)	—	—	(701,218)
Swaps	—	(3,693,846)	—	(3,693,846)
Forward Foreign Currency Contracts	—	(4,984,128)	—	(4,984,128)
Total Liabilities	$(727,931)	$(163,445,306)	$—	$(164,173,237)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Corporate Bonds/ Notes	$2,395,251	$—	$—	$(45,025)	$—	$36,306	$—	$—	$2,386,532
Other Bonds	1,002,770	—	—	—	—	530	—	—	1,003,300
Short-Term Investments	177,187	—	—	—	—	—	—	—	177,187
Total Investments, at value	$3,575,208	$—	$—	$(45,025)	$—	$36,836	$—	$—	$3,567,019

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $36,836.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Singapore Dollar	300,000	Buy	09/09/11	$234,636	$244,262	$9,626
Barclays Bank PLC	South African Rand	760,150	Buy	09/13/11	100,000	111,162	11,162
Barclays Bank PLC	Chinese Yuan	643,000	Buy	11/15/11	100,078	99,868	(210)
Barclays Bank PLC	Chinese Yuan	12,550,000	Buy	02/13/12	1,962,900	1,957,557	(5,343)
Barclays Bank PLC	Indonesian Rupiah	2,817,096,000	Buy	07/27/11	305,046	327,133	22,087
Barclays Bank PLC	Indian Rupee	82,899,000	Buy	08/12/11	1,766,816	1,839,390	72,574
Barclays Bank PLC	Malaysian Ringgit	500,000	Buy	08/11/11	161,108	165,048	3,940
Barclays Bank PLC	Malaysian Ringgit	500,000	Buy	08/11/11	161,901	165,049	3,148
Barclays Bank PLC	Malaysian Ringgit	500,000	Buy	08/11/11	162,470	165,049	2,579
Barclays Bank PLC	Philippine Peso	6,000,000	Buy	11/15/11	135,257	136,857	1,600
Barclays Bank PLC	Philippine Peso	2,500,000	Buy	11/15/11	56,689	57,023	334
Barclays Bank PLC	Philippine Peso	2,500,000	Buy	11/15/11	56,446	57,023	577
Barclays Bank PLC	Philippine Peso	1,977,637	Buy	11/15/11	44,163	45,108	945
Barclays Bank PLC	Philippine Peso	2,600,000	Buy	11/15/11	58,493	59,305	812
Barclays Bank PLC	Russian Ruble	8,691,000	Buy	07/01/11	304,200	311,218	7,018
Barclays Bank PLC	Brazilian Real	28,521,891	Buy	09/02/11	17,724,267	18,006,023	281,756
Barclays Bank PLC	Taiwan New Dollar	17,103,035	Buy	01/11/12	596,756	598,181	1,425
Barclays Bank PLC	Indonesian Rupiah	1,494,400,000	Buy	07/27/11	160,000	173,536	13,536
Citigroup, Inc.	Chinese Yuan	3,866,231	Buy	11/15/11	595,125	600,486	5,361
Citigroup, Inc.	Indonesian Rupiah	668,500,000	Buy	07/27/11	70,000	77,629	7,629
Citigroup, Inc.	Indonesian Rupiah	1,048,300,000	Buy	07/27/11	110,000	121,733	11,733
Citigroup, Inc.	Indonesian Rupiah	2,888,200,000	Buy	07/27/11	310,659	335,389	24,730
Citigroup, Inc.	Indonesian Rupiah	3,856,000,000	Buy	07/27/11	422,344	447,774	25,430
Citigroup, Inc.	Malaysian Ringgit	900,000	Buy	08/11/11	290,876	297,088	6,212
Citigroup, Inc.	Malaysian Ringgit	500,000	Buy	08/11/11	162,127	165,049	2,922
Citigroup, Inc.	Malaysian Ringgit	700,000	Buy	08/11/11	227,000	231,068	4,068
Citigroup, Inc.	Malaysian Ringgit	800,000	Buy	08/11/11	260,019	264,078	4,059
Citigroup, Inc.	Philippine Peso	4,310,000	Buy	11/15/11	100,000	98,309	(1,691)
Citigroup, Inc.	Philippine Peso	4,339,500	Buy	11/15/11	100,000	98,981	(1,019)
Citigroup, Inc.	Philippine Peso	6,525,000	Buy	11/15/11	150,000	148,831	(1,169)
Citigroup, Inc.	Philippine Peso	8,910,000	Buy	11/15/11	200,000	203,232	3,232
Citigroup, Inc.	Philippine Peso	13,263,000	Buy	11/15/11	300,000	302,521	2,521
Citigroup, Inc.	Philippine Peso	5,000,000	Buy	11/15/11	112,791	114,048	1,257
Citigroup, Inc.	Chinese Yuan	3,202,250	Buy	06/01/12	500,000	501,952	1,952
Citigroup, Inc.	EU Euro	500,000	Buy	07/18/11	709,211	724,701	15,490
Citigroup, Inc.	EU Euro	500,000	Buy	07/18/11	715,449	724,701	9,252
Citigroup, Inc.	Indonesian Rupiah	12,368,840,000	Buy	01/31/12	1,363,258	1,392,125	28,867
Citigroup, Inc.	Japanese Yen	16,977,000	Buy	07/14/11	206,125	210,896	4,771
Citigroup, Inc.	Japanese Yen	99,991,000	Buy	07/14/11	1,239,560	1,242,134	2,574
Citigroup, Inc.	Mexican Peso	821,640	Buy	07/07/11	66,673	70,131	3,458
Citigroup, Inc.	Mexican Peso	145,383,925	Buy	07/07/11	11,817,910	12,409,182	591,272
Citigroup, Inc.	Mexican Peso	395,000	Buy	07/07/11	32,139	33,715	1,576
Citigroup, Inc.	Philippine Peso	170,355,000	Buy	03/15/12	3,907,225	3,854,414	(52,811)
Citigroup, Inc.	Singapore Dollar	200,000	Buy	09/09/11	156,548	162,842	6,294
Citigroup, Inc.	Singapore Dollar	300,000	Buy	09/09/11	234,393	244,262	9,869
Deutsche Bank AG	Indonesian Rupiah	3,902,000,000	Buy	10/31/11	420,701	445,886	25,185
Deutsche Bank AG	Philippine Peso	6,607,500	Buy	11/15/11	150,000	150,713	713
Deutsche Bank AG	Mexican Peso	1,236,850	Buy	07/07/11	100,000	105,571	5,571
Deutsche Bank AG	Singapore Dollar	500,000	Buy	09/09/11	392,049	407,104	15,055
Deutsche Bank AG	Singapore Dollar	1,000,000	Buy	09/09/11	811,622	814,209	2,587
Deutsche Bank AG	Singapore Dollar	900,000	Buy	09/09/11	730,899	732,788	1,889
Goldman Sachs & Co.	South Korean Won	789,110,000	Buy	08/12/11	700,000	737,082	37,082
Goldman Sachs & Co.	Philippine Peso	8,784,000	Buy	11/15/11	200,000	200,358	358
Goldman Sachs & Co.	Singapore Dollar	1,000,000	Buy	09/09/11	812,222	814,209	1,987
HSBC	Chinese Yuan	10,541,712	Buy	11/15/11	1,641,883	1,637,293	(4,590)
HSBC	Indonesian Rupiah	1,711,800,000	Buy	07/27/11	180,000	198,781	18,781
HSBC	Indonesian Rupiah	1,488,000,000	Buy	07/27/11	160,000	172,793	12,793
HSBC	Indonesian Rupiah	2,082,300,000	Buy	07/27/11	220,000	241,805	21,805
HSBC	Indonesian Rupiah	699,500,000	Buy	07/27/11	75,312	81,229	5,917
HSBC	Indonesian Rupiah	2,971,500,000	Buy	07/27/11	320,412	345,063	24,651
HSBC	Mexican Peso	3,683,100	Buy	07/07/11	300,000	314,369	14,369
HSBC	Mexican Peso	1,221,050	Buy	07/07/11	100,000	104,222	4,222
HSBC	Mexican Peso	3,665,130	Buy	07/07/11	300,000	312,836	12,836
HSBC	Mexican Peso	2,455,500	Buy	07/07/11	200,000	209,589	9,589

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	Mexican Peso	2,455,000	Buy	07/07/11	$200,000	$209,545	$9,545
HSBC	Mexican Peso	2,440,500	Buy	07/07/11	200,000	208,308	8,308
HSBC	Mexican Peso	2,442,400	Buy	07/07/11	200,000	208,470	8,470
HSBC	Mexican Peso	2,434,700	Buy	07/07/11	200,000	207,813	7,813
HSBC	Mexican Peso	2,434,300	Buy	07/07/11	200,000	207,779	7,779
HSBC	Malaysian Ringgit	827,962	Buy	08/11/11	269,037	273,308	4,271
HSBC	Turkish Lira	4,497,087	Buy	07/27/11	2,827,290	2,756,625	(70,665)
HSBC	Turkish Lira	463,155	Buy	07/27/11	300,000	283,905	(16,095)
HSBC	Turkish Lira	465,180	Buy	07/27/11	300,000	285,146	(14,854)
HSBC	Turkish Lira	6,198,312	Buy	10/27/11	3,687,386	3,732,290	44,904
HSBC	South African Rand	696,750	Buy	07/28/11	100,000	102,617	2,617
HSBC	Chinese Yuan	3,838,800	Buy	06/01/12	600,000	601,731	1,731
HSBC	Indonesian Rupiah	28,923,496,000	Buy	07/02/12	3,201,272	3,179,978	(21,294)
HSBC	Indian Rupee	100,584,000	Buy	08/12/11	2,227,281	2,231,791	4,510
HSBC	South African Rand	26,803,858	Buy	10/28/11	3,809,368	3,893,599	84,231
JPMorgan Chase & Co.	Chinese Yuan	1,579,000	Buy	11/15/11	245,835	245,243	(592)
JPMorgan Chase & Co.	Chinese Yuan	10,352,000	Buy	11/15/11	1,608,953	1,607,828	(1,125)
JPMorgan Chase & Co.	Indonesian Rupiah	849,600,000	Buy	07/27/11	90,000	98,659	8,659
JPMorgan Chase & Co.	Indonesian Rupiah	2,012,000,000	Buy	07/27/11	219,196	233,642	14,446
JPMorgan Chase & Co.	Malaysian Ringgit	500,000	Buy	08/11/11	162,259	165,049	2,790
JPMorgan Chase & Co.	Philippine Peso	8,820,000	Buy	11/15/11	200,000	201,179	1,179
JPMorgan Chase & Co.	Turkish Lira	462,810	Buy	07/27/11	300,000	283,693	(16,307)
JPMorgan Chase & Co.	Turkish Lira	310,080	Buy	07/27/11	200,000	190,073	(9,927)
JPMorgan Chase & Co.	Philippine Peso	4,310,000	Buy	11/15/11	100,000	98,309	(1,691)
Morgan Stanley	South Korean Won	100,480,000	Buy	08/12/11	89,375	93,855	4,480
Morgan Stanley	Mexican Peso	1,222,150	Buy	07/07/11	100,000	104,316	4,316
Morgan Stanley	Mexican Peso	1,222,350	Buy	07/07/11	100,000	104,333	4,333
Morgan Stanley	Mexican Peso	174,735,295	Buy	11/18/11	14,666,384	14,726,462	60,078
Morgan Stanley	Philippine Peso	25,991,500	Buy	03/15/12	596,888	588,077	(8,811)
Morgan Stanley	South African Rand	759,900	Buy	09/13/11	100,000	111,125	11,125
Morgan Stanley	South African Rand	1,394,600	Buy	07/28/11	204,122	205,397	1,275
Royal Bank of Scotland	Chinese Yuan	3,205,500	Buy	06/01/12	500,000	502,461	2,461
Royal Bank of Scotland	Indonesian Rupiah	850,500,000	Buy	07/27/11	90,000	98,763	8,763
Royal Bank of Scotland	South Korean Won	125,000,000	Buy	08/12/11	111,957	116,758	4,801
Royal Bank of Canada	Japanese Yen	2,849,769,000	Buy	07/19/11	35,193,239	35,402,014	208,775
Royal Bank of Scotland	EU Euro	200,000	Buy	07/18/11	288,144	289,880	1,736
Royal Bank of Scotland	Indonesian Rupiah	8,237,000,000	Buy	10/31/11	887,417	941,251	53,834
Royal Bank of Scotland	Singapore Dollar	200,000	Buy	09/09/11	155,554	162,842	7,288
Royal Bank of Scotland	Singapore Dollar	400,000	Buy	09/09/11	314,169	325,684	11,515
Royal Bank of Scotland	Singapore Dollar	1,000,000	Buy	09/09/11	804,525	814,209	9,684
UBS AG	Brazilian Real	31,469,761	Buy	08/02/11	19,466,635	20,004,253	537,618
UBS AG	Japanese Yen	34,018,000	Buy	07/14/11	401,999	422,587	20,588
UBS AG	Mexican Peso	1,221,700	Buy	07/07/11	100,000	104,278	4,278
UBS AG	Singapore Dollar	800,000	Buy	09/09/11	651,320	651,367	47
JP Morgan Chase & Co.	Chinese Yuan	2,559,200	Buy	06/01/12	400,000	401,154	1,154
JP Morgan Chase & Co.	Indonesian Rupiah	1,743,400,000	Buy	07/27/11	200,000	202,451	2,451
JP Morgan Chase & Co.	Indonesian Rupiah	1,742,400,000	Buy	07/27/11	200,000	202,334	2,334
JP Morgan Chase & Co.	Japanese Yen	95,238,000	Buy	07/14/11	1,136,960	1,183,090	46,130
JP Morgan Chase & Co.	Japanese Yen	4,670,000,000	Buy	08/01/11	57,287,820	58,018,202	730,382
JP Morgan Chase & Co.	South Korean Won	11,409,413,937	Buy	08/12/11	10,389,668	10,657,157	267,489
JP Morgan Chase & Co.	Singapore Dollar	200,000	Buy	09/09/11	156,357	162,842	6,485
JP Morgan Chase & Co.	Singapore Dollar	100,000	Buy	09/09/11	78,071	81,421	3,350
JP Morgan Chase & Co.	Singapore Dollar	652,214	Buy	09/09/11	512,191	531,038	18,847
JP Morgan Chase & Co.	Singapore Dollar	1,135,806	Buy	09/09/11	922,767	924,784	2,017
JP Morgan Chase & Co.	South African Rand	27,397,248	Buy	07/28/11	4,004,860	4,035,064	30,204
							$3,473,935
Barclays Bank PLC	Japanese Yen	146,667,000	Sell	07/14/11	1,753,153	1,821,965	(68,812)
Barclays Bank PLC	EU Euro	8,605,000	Sell	07/18/11	12,507,823	12,472,101	35,722
Barclays Bank PLC	South African Rand	1,341,600	Sell	07/28/11	200,000	197,591	2,409
Barclays Bank PLC	EU Euro	4,742,000	Sell	07/18/11	6,765,411	6,873,062	(107,651)
Barclays Bank PLC	EU Euro	398,000	Sell	07/18/11	573,592	576,862	(3,270)
Barclays Bank PLC	EU Euro	2,304,000	Sell	07/18/11	3,313,267	3,339,421	(26,154)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	2,250,000	Sell	07/18/11	$3,182,886	$3,261,154	$(78,268)
Barclays Bank PLC	Brazilian Real	329,340	Sell	08/02/11	200,000	209,350	(9,350)
Barclays Bank PLC	Brazilian Real	164,480	Sell	08/02/11	100,000	104,554	(4,554)
Barclays Bank PLC	Brazilian Real	28,521,891	Sell	08/02/11	17,837,330	18,130,391	(293,061)
BNP Paribas Bank	EU Euro	992,000	Sell	07/18/11	1,418,404	1,437,807	(19,403)
BNP Paribas Bank	EU Euro	391,000	Sell	07/18/11	562,031	566,716	(4,685)
BNP Paribas Bank	EU Euro	1,300,000	Sell	07/18/11	1,841,190	1,884,222	(43,032)
Citigroup, Inc.	Russian Ruble	8,691,000	Sell	07/01/11	316,094	311,218	4,876
Citigroup, Inc.	Danish Krone	15,893,000	Sell	08/08/11	3,154,862	3,086,964	67,898
Citigroup, Inc.	EU Euro	1,005,000	Sell	07/18/11	1,466,757	1,456,648	10,109
Citigroup, Inc.	EU Euro	215,000	Sell	07/18/11	307,732	311,621	(3,889)
Citigroup, Inc.	Japanese Yen	3,580,000,000	Sell	07/25/11	44,612,148	44,474,834	137,314
Citigroup, Inc.	Brazilian Real	163,380	Sell	08/02/11	100,000	103,855	(3,855)
Citigroup, Inc.	Brazilian Real	163,200	Sell	08/02/11	100,000	103,741	(3,741)
Citigroup, Inc.	Brazilian Real	163,280	Sell	08/02/11	100,000	103,792	(3,792)
Citigroup, Inc.	Japanese Yen	1,790,000,000	Sell	09/06/11	22,018,439	22,243,222	(224,783)
Citigroup, Inc.	Japanese Yen	1,020,000,000	Sell	08/22/11	12,718,839	12,673,680	45,159
Citigroup, Inc.	Japanese Yen	10,000,000	Sell	09/12/11	125,238	124,269	969
Citigroup, Inc.	Japanese Yen	100,000,000	Sell	09/20/11	1,244,029	1,242,757	1,272
Citigroup, Inc.	EU Euro	154,000	Sell	07/18/11	217,558	223,207	(5,649)
Citigroup, Inc.	Japanese Yen	820,000,000	Sell	09/26/11	10,208,816	10,191,025	17,791
Citigroup, Inc.	Japanese Yen	60,000,000	Sell	10/03/11	740,705	745,733	(5,028)
Credit Suisse First Boston	EU Euro	26,451,000	Sell	07/18/11	38,148,955	38,338,124	(189,169)
Credit Suisse First Boston	South African Rand	671,590	Sell	07/28/11	100,000	98,912	1,088
Credit Suisse First Boston	Japanese Yen	30,000,000	Sell	07/19/11	371,317	372,683	(1,366)
Deutsche Bank AG	Japanese Yen	700,000,000	Sell	07/11/11	8,501,398	8,695,590	(194,192)
Deutsche Bank AG	Japanese Yen	1,020,000,000	Sell	08/08/11	12,642,147	12,672,607	(30,460)
Deutsche Bank AG	Canadian Dollar	735,000	Sell	09/19/11	746,098	760,510	(14,412)
HSBC	Turkish Lira	6,198,312	Sell	07/27/11	3,752,005	3,799,442	(47,437)
HSBC	Brazilian Real	329,080	Sell	08/02/11	200,000	209,185	(9,185)
HSBC	Brazilian Real	328,880	Sell	08/02/11	200,000	209,058	(9,058)
HSBC	EU Euro	466,000	Sell	07/18/11	652,992	675,421	(22,429)
HSBC	South African Rand	26,803,858	Sell	07/28/11	3,861,393	3,947,670	(86,277)
HSBC	Indonesian Rupiah	28,923,496,000	Sell	07/27/11	3,345,691	3,358,712	(13,021)
Morgan Stanley	South African Rand	671,550	Sell	07/28/11	100,000	98,906	1,094
Morgan Stanley	Mexican Peso	174,735,295	Sell	07/07/11	14,861,603	14,914,456	(52,853)
Morgan Stanley	Brazilian Real	163,090	Sell	08/02/11	100,000	103,671	(3,671)
Morgan Stanley	Brazilian Real	163,240	Sell	08/02/11	100,000	103,766	(3,766)
Morgan Stanley	Brazilian Real	163,200	Sell	08/02/11	100,000	103,741	(3,741)
Morgan Stanley	Brazilian Real	163,370	Sell	08/02/11	100,000	103,849	(3,849)
Royal Bank of Canada	EU Euro	931,000	Sell	07/18/11	1,378,578	1,349,393	29,185
Royal Bank of Canada	EU Euro	973,000	Sell	07/18/11	1,395,914	1,410,268	(14,354)
Royal Bank of Canada	Japanese Yen	102,135,000	Sell	07/14/11	1,261,300	1,268,768	(7,468)
Royal Bank of Canada	Canadian Dollar	735,000	Sell	09/19/11	745,320	760,509	(15,189)
Royal Bank of Scotland	EU Euro	205,000	Sell	07/18/11	294,683	297,127	(2,444)
Royal Bank of Scotland	Japanese Yen	5,504,000	Sell	07/14/11	68,681	68,374	307
Royal Bank of Scotland	EU Euro	724,000	Sell	07/18/11	1,048,631	1,049,366	(735)
UBS AG	Brazilian Real	163,370	Sell	08/02/11	100,000	103,849	(3,849)
UBS AG	Brazilian Real	326,740	Sell	08/02/11	200,000	207,697	(7,697)
UBS AG	Brazilian Real	163,220	Sell	08/02/11	100,000	103,753	(3,753)
UBS AG	Japanese Yen	610,000,000	Sell	08/01/11	7,469,403	7,578,395	(108,992)
UBS AG	EU Euro	198,000	Sell	07/18/11	278,645	286,981	(8,336)
UBS AG	British Pound	2,892,000	Sell	09/13/11	4,748,702	4,637,143	111,559
UBS AG	EU Euro	3,152,000	Sell	07/18/11	4,591,339	4,568,514	22,825
JP Morgan Chase & Co.	Japanese Yen	2,846,727,000	Sell	07/19/11	33,930,000	35,364,220	(1,434,220)
JP Morgan Chase & Co.	Japanese Yen	4,620,000,000	Sell	08/01/11	56,577,433	57,397,023	(819,590)
JP Morgan Chase & Co.	Japanese Yen	3,770,000,000	Sell	08/01/11	46,168,165	46,836,965	(668,800)
JP Morgan Chase & Co.	Japanese Yen	1,120,000,000	Sell	08/18/11	13,849,217	13,915,861	(66,644)
							$(4,266,357)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	33	06/18/12	$11,718,546	$21,470
3-Month Euro Euribor	33	09/17/12	11,708,975	26,829
3-Month Euro Euribor	33	12/17/12	11,695,815	29,125
3-Month Euro Euribor	33	03/18/13	11,685,047	29,757
90-Day Eurodollar	54	09/19/11	13,453,425	8,639
90-Day Eurodollar	657	12/19/11	163,560,150	473,285
90-Day Eurodollar	1,392	03/19/12	346,312,200	1,224,426
90-Day Eurodollar	2,133	06/18/12	529,970,513	1,854,813
90-Day Eurodollar	818	09/17/12	202,823,100	41,277
90-Day Eurodollar	317	12/17/12	78,402,025	(73,152)
90-Day Eurodollar	35	12/17/12	8,656,375	(10,968)
90-Day Eurodollar	930	03/18/13	229,431,000	(181,059)
90-Day Eurodollar	123	06/17/13	30,262,613	(85,934)
90-Day Eurodollar	102	09/16/13	25,029,525	(52,599)
90-Day Eurodollar	47	12/16/13	11,501,488	(25,377)
90-Day Eurodollar	87	03/17/14	21,234,525	(51,228)
90-Day Eurodollar	14	06/16/14	3,407,950	(8,169)
Euro-Bund	55	09/08/11	10,008,121	(49,439)
U.S. Treasury 2-Year Note	81	09/30/11	17,766,845	39,127
U.S. Treasury 5-Year Note	162	09/30/11	19,309,640	(140,700)
			$1,757,937,878	$3,070,123
Short Contracts
U.S. Treasury 10-Year Note	17	09/21/11	$2,079,578	$(22,593)
			$2,079,578	$(22,593)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty (Pay)/ Upfront	Reference Entity/Obligation	Buy/Sell Protection	Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	8,700,000	$982,545	$895,490	$87,055
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	101,643	90,693	10,950
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	22,587	19,197	3,390
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	632,442	534,506	97,936
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	338,808	280,702	58,106
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	6,100,000	741,740	734,578	7,162
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	4,900,000	595,823	566,399	29,424
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	800,000	97,277	83,300	13,977
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	85,118	78,143	6,975
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	170,236	155,687	14,549
UBS Warburg LLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	300,000	36,479	35,692	787
Deutsche Bank AG	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	200,000	26,197	25,672	525
BNP Paribas Bank	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	4,200,000	68,044	87,215	(19,171)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	962,940	3,429	—	3,429
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	8,611	—	8,611
BNP Paribas Bank	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	28,200,000	105,254	109,984	(4,730)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Counterparty (Pay)/ Upfront	Reference Entity/Obligation		Buy/Sell Protection	Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.NA.IG.16 Index		Sell	1.000	06/20/16	USD	8,900,000	$33,218	$41,592	$(8,374)
Morgan Stanley	CDX.NA.IG.16 Index		Sell	1.000	06/20/16	USD	5,800,000	21,648	27,445	(5,797)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)		Sell	0.708	12/20/12	USD	2,893,497	28,520	—	28,520
Goldman Sachs & Co.	CDX.NA.IG.9 Index
	(30-100	% Tranche)	Sell	0.548	12/20/17	USD	675,149	7,397	—	7,397
								$4,107,016	$3,766,295	$340,721

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%)(4)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD	500,000	$1,193	$(5,467)	$6,660
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.077	USD	2,900,000	(10,588)	(4,070)	(6,518)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD	500,000	1,193	(10,927)	12,120
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.964	USD	1,000,000	1,471	(13,116)	14,587
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.077	USD	4,800,000	(17,524)	(11,267)	(6,257)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	1.077	USD	1,100,000	(4,016)	(2,574)	(1,442)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD	500,000	1,193	(5,106)	6,299
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD	800,000	1,909	(16,912)	18,821
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	0.938	USD	1,600,000	3,817	(13,444)	17,261
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	09/20/15	0.964	USD	900,000	1,324	(7,535)	8,859
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	03/20/16	1.043	USD	600,000	(1,173)	(1,994)	821
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/16	1.077	USD	3,500,000	(12,777)	(4,911)	(7,866)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.964	USD	500,000	735	(3,982)	4,717
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	0.525	USD	1,200,000	2,046	—	2,046
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.789	USD	600,000	57,740	—	57,740
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.789	USD	300,000	26,102	—	26,102
Deutsche Bank AG	General Electric Capital Corp.	Sell	1.500	09/20/11	0.342	USD	200,000	527	—	527
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	09/20/11	0.339	USD	1,000,000	1,505	(1,841)	3,346
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	1.207	USD	1,700,000	(15,077)	(29,592)	14,515
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	0.739	USD	900,000	(20,033)	(33,159)	13,126
Goldman Sachs & Co.	Government of France O.A.T.	Sell	0.250	12/20/15	0.700	USD	300,000	(5,851)	(5,088)	(763)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	0.739	USD	500,000	(11,129)	(15,672)	4,543
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	0.700	USD	700,000	(13,654)	(12,021)	(1,633)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.739	USD	500,000	(11,130)	(15,458)	4,328
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	0.739	USD	800,000	(17,807)	(29,447)	11,640
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	0.685	USD	1,000,000	11,512	8,536	2,976
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	1.376	USD	2,900,000	(46,464)	(93,973)	47,509
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/18	1.679	USD	2,500,000	(101,421)	(136,023)	34,602
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	1.376	USD	1,600,000	(25,635)	(77,196)	51,561
Barclays Bank PLC	People's Republic of China	Sell	1.000	03/20/16	0.783	USD	1,000,000	9,893	10,999	(1,106)
Deutsche Bank AG	People's Republic of China	Sell	1.000	03/20/15	0.654	USD	5,000,000	63,144	20,737	42,407
Deutsche Bank AG	People's Republic of China	Sell	1.000	09/20/16	0.840	USD	400,000	3,196	2,203	993
Morgan Stanley	People's Republic of China	Sell	1.000	09/20/16	0.840	USD	300,000	2,396	1,478	918
UBS Warburg LLC	People's Republic of China	Sell	1.000	09/20/16	0.840	USD	300,000	2,397	1,553	844
Barclays Bank PLC	Republic of Italy	Sell	1.000	03/20/16	1.661	USD	800,000	(23,270)	(28,552)	5,282
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	03/20/16	1.661	USD	200,000	(5,818)	(7,056)	1,238
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	03/20/16	1.661	USD	2,800,000	(81,447)	(87,032)	5,585
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	1.688	USD	1,000,000	(31,673)	(18,773)	(12,900)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	1.688	USD	16,400,000	(519,440)	(297,928)	(221,512)
Deutsche Bank AG	Reynolds American Inc.	Sell	1.280	06/20/17	1.457	USD	600,000	(5,820)	—	(5,820)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.481	USD	300,000	(6,472)	(7,969)	1,497
Deutsche Bank AG	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.481	USD	300,000	(6,472)	(8,353)	1,881
HSBC Bank USA	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.481	USD	400,000	(8,629)	(10,796)	2,167
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	03/20/16	2.571	USD	300,000	(20,007)	(18,629)	(1,378)
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	06/20/16	2.589	USD	1,000,000	(70,412)	(57,498)	(12,914)
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.478	USD	4,600,000	93,612	32,182	61,430
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.534	USD	800,000	16,224	15,892	332
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.534	USD	1,000,000	20,279	20,061	218
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	0.590	USD	400,000	7,866	6,856	1,010
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.885	USD	600,000	2,509	(9,808)	12,317
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.885	USD	600,000	2,509	(10,009)	12,518
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.943	USD	1,000,000	2,345	(12,693)	15,038
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	1.012	USD	8,000,000	(4,500)	(42,421)	37,921
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.885	USD	200,000	837	(3,336)	4,173
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.449	EUR	5,000,000	(57,838)	(60,956)	3,118
								$(816,603)	$(1,112,087)	$295,484

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

(1)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	1,500,000	$3,827	$—	$3,827
Receive a fixed rate equal to 12.285% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	12,500,000	119,701	14,127	105,574
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	3,900,000	11,343	4,944	6,399
Receive a fixed rate equal to 11.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/14	BRL	3,200,000	2,864	10,123	(7,259)
Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	1,900,000	11,435	724	10,711
Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	11,100,000	69,751	1,352	68,399
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	8,500,000	30,958	896	30,062
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	3,500,000	13,560	(2,669)	16,229
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/14	BRL	4,200,000	56,077	20,866	35,211
Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	13,000,000	119,643	15,418	104,225
Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	16,100,000	171,258	4,362	166,896
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	1,400,000	3,785	—	3,785
Receive a fixed rate equal to 12.830% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	14,300,000	170,123	—	170,123
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	11,200,000	40,792	9,387	31,405
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	5,000,000	49,599	7,968	41,631
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	5,300,000	10,295	(2,218)	12,513

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/14	BRL	400,000	$4,603	$1,616	$2,987
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	2,100,000	46,511	—	46,511
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	2,900,000	94,807	(3,031)	97,838
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	400,000	26,667	417	26,250
Receive a fixed rate equal to 11.630% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/12	BRL	20,600,000	81,097	(2,244)	83,341
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	2,500,000	11,704	2,123	9,581
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	9,200,000	79,885	18,941	60,944
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	1,600,000	17,638	4,945	12,693
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	3,100,000	(11,642)	(391)	(11,251)
Receive a fixed rate equal to 12.080% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Royal Bank of Scotland Group PLC	01/02/12	BRL	2,500,000	17,949	1,341	16,608
Receive a fixed rate equal to 11.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Royal Bank of Scotland Group PLC	01/02/13	BRL	3,200,000	(3,575)	2,099	(5,674)
Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/12	BRL	1,800,000	6,913	—	6,913
Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/12	BRL	2,500,000	(28,419)	(2,601)	(25,818)
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	2,100,000	13,229	2,632	10,597
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	2,600,000	16,694	4,505	12,189
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Barclays Bank PLC	09/21/21	EUR	14,200,000	29,510	235,926	(206,416)
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Citigroup, Inc.	09/21/21	EUR	1,300,000	26,786	1,569	25,217
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Goldman Sachs & Co.	09/21/21	EUR	7,900,000	16,417	(86,606)	103,023
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	2,000,000	4,157	(15,088)	19,245
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	3,500,000	72,115	16,861	55,254
Receive a fixed rate equal to 7.340% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	01/28/15	MXN	104,200,000	387,809	(850)	388,659
Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	01/28/15	MXN	19,900,000	73,495	(956)	74,451
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	52,271	—	52,271
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Barclays Bank PLC	06/15/41	USD	5,900,000	(192,977)	114,549	(307,526)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Citigroup, Inc.	06/15/41	USD	7,100,000	$(232,227)	$162,304	$(394,531)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Citigroup, Inc.	12/21/41	USD	1,000,000	29,846	12,223	17,623
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Citigroup, Inc.	06/15/21	USD	7,800,000	(171,509)	43,011	(214,520)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/21/41	USD	1,200,000	35,814	(4,799)	40,613
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Deutsche Bank AG	06/15/21	USD	3,000,000	(65,965)	70,453	(136,418)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs & Co.	06/15/41	USD	2,800,000	(91,582)	83,121	(174,703)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: HSBC Bank USA	06/15/41	USD	5,000,000	(163,540)	76,001	(239,541)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: HSBC Bank USA	06/15/21	USD	1,200,000	(26,386)	(4,925)	(21,461)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Morgan Stanley	12/21/41	USD	1,300,000	38,799	21,634	17,165
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Morgan Stanley	06/15/21	USD	1,400,000	(30,784)	25,044	(55,828)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Morgan Stanley	06/15/41	USD	28,900,000	(945,261)	318,028	(1,263,289)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Royal Bank of Scotland Group PLC	06/15/41	USD	15,700,000	(513,515)	312,013	(825,528)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: UBS Warburg LLC	06/15/41	USD	300,000	(9,812)	11,175	(20,987)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: UBS Warburg LLC	06/15/21	USD	2,300,000	(50,571)	43,744	(94,315)
				$(468,038)	$1,550,064	$(2,018,102)

ING PIMCO Total Return Portfolio Written Inflation Floors Outstanding on June 30, 2011:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	1,600,000	$13,760	$(4,286)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	2,000,000	17,600	(5,579)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	2,200,000	28,380	(6,765)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	1,000,000	7,500	(3,550)
							$67,240	$(20,180)

ING PIMCO Total Return Portfolio Written Options Open on June 30, 2011:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
90-Day Eurodollar March Futures Put Option CME	USD	99.00	03/19/12	123	$100,565	$(16,913)
90-Day Eurodollar September Futures Put Option CME	USD	99.38	09/19/11	99	64,271	(7,425)
U.S. Treasury 5-Year Note September Futures Put Option CBOT	USD	121.50	08/26/11	16	3,689	(2,375)
					$168,525	$(26,713)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000	06/18/12	USD	21,800,000	$197,358	$(79,649)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250	09/24/12	USD	2,900,000	19,756	(14,739)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000	06/18/12	USD	16,900,000	182,931	(61,746)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250	07/16/12	USD	9,100,000	224,982	(123,422)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750	06/18/12	USD	11,800,000	122,491	(56,258)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000	06/18/12	USD	13,000,000	141,396	(47,497)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.750	08/24/11	USD	15,100,000	75,500	(44,892)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250	09/24/12	USD	18,400,000	112,916	(93,518)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	4.250	10/11/11	USD	36,600,000	186,113	(73,482)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000	07/10/12	USD	4,900,000	29,523	(66)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	1.750	11/19/12	USD	19,700,000	74,368	(56,927)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	2.000	04/30/12	USD	21,800,000	43,600	(12,169)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	2.250	09/24/12	USD	60,000,000	470,203	(304,949)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	2.500	08/24/11	USD	8,400,000	34,440	(18,173)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	2.500	09/12/11	USD	3,300,000	14,520	(11,505)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	2.750	06/18/12	USD	10,800,000	105,840	(51,490)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	3.000	06/18/12	USD	31,100,000	274,720	(113,628)
Put OTC Swaption Royal Bank of Scotland	Group PLC	3-month USD-LIBOR-BBA	Pay	3.250	07/16/12	USD	3,000,000	75,330	(40,689)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.000	08/24/11	USD	15,100,000	92,110	(54,364)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	3.000	10/11/11	USD	36,600,000	186,113	(229,669)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800	08/24/11	USD	8,400,000	15,960	(13,933)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800	09/12/11	USD	3,300,000	7,920	(6,650)
						Total Written Swaptions		$2,688,090	$(1,509,415)

ING PIMCO Total Return Portfolio Written Forward Volatility Options Open on June 30, 2011:

Description	Counterparty	Exercise Price(3)	Expiration Date	Notional Amount		Premiums Received	Value
Swaption Straddle — OTC 1-Year vs. 2-Year Forward Swap Rate (10/15/12-10/15/14)(1)	Morgan Stanley	0.000	10/11/12	USD	23,400,000	$260,071	$(379,261)
Swaption Straddle — OTC 1-Year vs. 2-Year Forward Swap Rate (11/16/12-11/16/14)(2)	Morgan Stanley	0.000	11/14/12	USD	18,800,000	204,472	(308,170)
						$464,543	$(687,431)

(1)  The observation date ends October 11, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(2)  The observation date ends November 14, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires November 14, 2012.

(3)  Exercise price determined on the observation date, based upon implied volatility parameters.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following sales commitments were held by the ING PIMCO Total Return Portfolio at June 30, 2011:

Principal Amount	Description	Fair Value
$(14,000,000)	Fannie Mae	$(14,004,368)
(132,000,000)	Fannie Mae	(137,527,500)
(1,000,000)	Fannie Mae	(1,018,438)
	Total Sales Commitments Cost $(152,605,262)	$(152,550,306)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$85,217
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,191,706
Credit contracts	Upfront payments paid on swap agreements	3,886,792
Credit contracts	Unrealized appreciation on swap agreements	954,386
Interest rate contracts	Upfront payments paid on swap agreements	1,676,442
Interest rate contracts	Unrealized appreciation on swap agreements	1,986,963
Interest rate contracts	Net Assets — Unrealized appreciation**	3,748,748
Total Asset Derivatives		$16,530,254
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,984,128
Credit contracts	Upfront payments received on swap agreements	1,232,584
Credit contracts	Unrealized depreciation on swap agreements	318,181
Interest rate contracts	Upfront payments received on swap agreements	126,378
Interest rate contracts	Unrealized depreciation on swap agreements	4,005,065
Interest rate contracts	Net Assets- Unrealized depreciation**	701,218
Interest rate contracts	Written options, at fair value	2,243,739
Total Liability Derivatives		$13,611,293

*  Includes purchased options.

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$3,281,592	$—	$3,281,592
Foreign exchange contracts	—	1,440,681	—	—	—	1,440,681
Interest rate contracts	(26,946)	—	817,860	(202,130)	108,943	697,727
Total	$(26,946)	$1,440,681	$817,860	$3,079,462	$108,943	$5,420,000
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(1,428,946)	$—	$(1,428,946)
Foreign exchange contracts	—	(2,995,549)	—	—	—	(2,995,549)
Interest rate contracts	9,012	—	3,939,719	(3,374,037)	2,349,524	2,924,218
Total	$9,012	$(2,995,549)	$3,939,719	$(4,802,983)	$2,349,524	$(1,500,277)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Investment Type Allocation
as of June 30, 2011
(as a percentage of net assets)

Corporate Bonds/Notes	73.9%
Common Stock	15.4%
Preferred Stock	3.6%
Municipal Bonds	2.5%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.2%
Warrants	—
Other Assets and Liabilities - Net*	3.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 73.9%
		Consumer Discretionary: 10.0%
200,000	#	Allison Transmission, Inc., 7.125%, 05/15/19	$195,500	0.2
200,000	#	Brown Shoe Co., Inc., 7.125%, 05/15/19	192,000	0.2
545,000	#,+	Burger King Capital Holdings LLC / Burger King Capital Finance, Inc., —%, 04/15/19	317,463	0.3
145,000	#	Cambium Learning Group, Inc., 9.750%, 02/15/17	144,275	0.1
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	545,187	0.5
130,000	#	Chrysler Group LLC/ CG Co-Issuer, Inc., 8.000%, 06/15/19	128,375	0.1
270,000	#	Chrysler Group LLC/ CG Co-Issuer, Inc., 8.250%, 06/15/21	265,950	0.3
100,000	#	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	95,000	0.1
472,000		Ford Motor Co., 4.250%, 11/15/16	811,250	0.8
575,000		Interpublic Group of Cos., Inc., 10.000%, 07/15/17	682,813	0.7
104,000	#	Lennar Corp., 2.750%, 12/15/20	111,670	0.1
1,010,000	#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	95,950	0.1
145,000	#	MDC Partners, Inc., 11.000%, 11/01/16	161,856	0.2
620,000		Navistar International Corp., 3.000%, 10/15/14	814,525	0.8
542,459	#,&	Pegasus Solutions, Inc., 13.000%, 04/15/14	406,844	0.4

Principal Amount†			Value	Percentage of Net Assets
575,000	#	Pilgrim's Pride Corp., 7.875%, 12/15/18	$534,750	0.5
523,000		Sonic Automotive, Inc., 5.000%-9.000%, 03/15/18-10/01/29	649,373	0.6
416,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17	450,320	0.4
980,000		Wesco Distribution, Inc., 7.500%, 10/15/17	999,600	1.0
2,746,692		Other Securities	2,709,988	2.6
			10,312,689	10.0
		Consumer Staples: 5.4%
430,000		Alliance One International, Inc., 5.500%, 07/15/14	413,337	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	800,250	0.8
250,000	#	CDRT Merger Sub, Inc., 8.125%, 06/01/19	250,625	0.2
650,000		NCO Group, Inc., 5.136%, 11/15/13	578,500	0.6
235,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	220,900	0.2
530,000		Ticketmaster Entertainment, Inc., 10.750%, 08/01/16	580,350	0.6
733,083		Web Service Co. LLC, 7.000%, 08/04/14	733,999	0.7
830,000		Yankee Acquisition Corp., 9.750%, 02/15/17	877,725	0.8
200,000	#,&	YCC Holdings LLC / Yankee Finance, Inc., 10.250%, 02/15/16	201,500	0.2
920,373		Other Securities	922,986	0.9
			5,580,172	5.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy: 10.5%
200,000	#	Arch Coal, Inc., 7.000%, 06/15/19	$200,500	0.2
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	273,375	0.3
620,000		Chesapeake Energy Corp., 2.500%, 05/15/37	655,650	0.6
130,000	#	Energy Partners Ltd., 8.250%, 02/15/18	123,500	0.1
500,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	485,000	0.5
305,000	#	Goodrich Petroleum Corp., 8.875%, 03/15/19	306,525	0.3
450,000	#	Hilcorp Energy I LP, 7.750%, 11/01/15	465,750	0.4
100,000	#	James River Coal Co., 3.125%, 03/15/18	100,000	0.1
730,000		Massey Energy Co., 3.250%, 08/01/15	778,363	0.8
300,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	300,750	0.3
500,000	#	Murray Energy Corp., 10.250%, 10/15/15	527,500	0.5
675,000		Novelis, Inc./GA, 8.750%, 12/15/20	732,375	0.7
785,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	777,150	0.8
1,835,000		Tesoro Corp., 6.500%, 06/01/17	1,880,875	1.8
130,000	#	Venoco, Inc., 8.875%, 02/15/19	130,650	0.1
2,976,848		Other Securities	3,061,001	3.0
			10,798,964	10.5
		Financials: 7.7%
545,000	#	Alliant Holdings I, Inc., 11.000%, 05/01/15	579,063	0.6
460,000	#,±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	184,000	0.2
300,000	#	CEVA Group PLC, 11.500%, 04/01/18	317,250	0.3
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	158,413	0.2
2,010,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,919,550	1.9
40,000		Forest City Enterprises, Inc., 7.625%, 06/01/15	39,400	0.0
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	204,187	0.2
360,000	#	HUB International Holdings, Inc., 10.250%, 06/15/15	368,100	0.3
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, 03/15/37	956,598	0.9

Principal Amount†			Value	Percentage of Net Assets
540,000		Offshore Group Investments Ltd., 11.500%, 08/01/15	$589,950	0.6
335,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.750%, 05/15/18	330,813	0.3
525,000	#	USB Realty Corp., 6.091%, 12/22/49	460,687	0.4
110,000	#	USI Holdings Corp., 4.136%, 11/15/14	102,850	0.1
1,715,143		Other Securities	1,738,065	1.7
			7,948,926	7.7
		Health Care: 7.4%
710,000		Alere, Inc., 3.000%, 05/15/16	776,563	0.8
200,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	208,000	0.2
250,000		Cubist Pharmaceuticals, Inc., 2.250%, 06/15/13	320,625	0.3
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	743,470	0.7
878,852	#,&	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	907,415	0.9
746,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	942,757	0.9
3,875,500		Other Securities	3,666,424	3.6
			7,565,254	7.4
		Industrials: 10.9%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	265,000	0.3
1,000,000		Anixter International, Inc., 5.950%, 03/01/15	1,015,000	1.0
477,000	#	DynCorp International, Inc., 10.375%, 07/01/17	491,310	0.5
509,000	+	General Cable Corp., 4.500%, 11/15/29	703,056	0.7
120,000	#	Greenbrier Cos, Inc., 3.500%, 04/01/18	109,200	0.1
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	199,500	0.2
465,000		MasTec, Inc., 4.000%, 06/15/14	665,531	0.6
255,000	#	New Enterprise Stone & Lime Co., 11.000%, 09/01/18	237,150	0.2
1,065,000	+	Roper Industries, Inc., —%, 01/15/34	1,104,938	1.1
280,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	264,250	0.2
1,166,000		Wesco International, Inc., 6.000%, 09/15/29	2,431,110	2.4
6,401,927		Other Securities (a)	3,758,315	3.6
			11,244,360	10.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology: 5.2%
316,000	#	Allen Systems Group, Inc., 10.500%, 11/15/16	$319,160	0.3
89,000	#	First Data Corp., 8.250%, 01/15/21	87,665	0.1
89,000	#	First Data Corp., 12.625%, 01/15/21	95,675	0.1
580,897		Frac Tech International LLC, 6.250%, 04/19/16	580,670	0.6
330,000	#	Lam Research Corp., 1.250%, 05/15/18	329,175	0.3
250,000	#	MedAssets, Inc., 8.000%, 11/15/18	248,750	0.3
350,000	#	Mentor Graphics Corp., 4.000%, 04/01/31	350,875	0.3
355,000	#	Novellus Systems, Inc., 2.625%, 05/15/41	378,075	0.4
550,000		Nuance Communications, Inc., 2.750%, 08/15/27	723,250	0.7
556,000		ON Semiconductor Corp., 2.625%, 12/15/26	676,235	0.7
450,000	#	Seagate HDD Cayman, 7.000%, 11/01/21	452,250	0.4
310,000	#	Seagate HDD Cayman, 7.750%, 12/15/18	327,050	0.3
150,000	#	WebMD Health Corp., 2.250%, 03/31/16	144,375	0.1
625,000	#	WebMD Health Corp., 2.500%, 01/31/18	607,031	0.6
1,466,000		Other Securities	21,683	0.0
			5,341,919	5.2
		Materials: 7.8%
300,000	#	AEP Industries, Inc., 8.250%, 04/15/19	302,250	0.3
550,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	514,250	0.5
250,000	#	APERAM, 7.375%, 04/01/16	252,500	0.2
150,000	#	Appleton Papers, Inc., 10.500%, 06/15/15	157,125	0.2
300,000	#,&	ARD Finance SA, 11.125%, 06/01/18	308,250	0.3
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	136,013	0.1
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	630,400	0.6
400,000		Graham Packaging Co. L.P. / GPC Capital Corp. I, 8.250%, 01/01/17	448,000	0.5
225,000		Graham Packaging Co., Inc., 9.875%, 10/15/14	232,031	0.2
215,000	#	Ineos Finance PLC, 9.000%, 05/15/15	226,825	0.2
235,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	233,237	0.2

Principal Amount†			Value	Percentage of Net Assets
150,000	#	JMC Steel Group, 8.250%, 03/15/18	$153,000	0.2
260,000	#	Millar Western Forest Products Ltd., 8.500%, 04/01/21	235,300	0.2
1,400,000		Nova Chemicals Corp., 7.875%, 09/15/25	1,410,500	1.4
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	331,500	0.3
253,000	#	USG Corp., 8.375%, 10/15/18	250,470	0.2
2,169,333		Other Securities	2,214,152	2.2
			8,035,803	7.8
		Telecommunication Services: 6.6%
920,000		Cincinnati Bell, Inc., 8.250%-8.750%, 10/15/17-10/15/20	913,700	0.9
600,000		Cricket Communications, Inc., 7.750%, 10/15/20	589,500	0.6
135,000	#	EH Holding Corp., 6.500%, 06/15/19	138,037	0.1
245,000		Frontier Communications Corp., 8.500%, 04/15/20	268,275	0.3
555,000		Frontier Communications Corp., 8.750%, 04/15/22	607,725	0.6
590,000	#,&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	635,725	0.6
50,000	#	Intelsat Jackson Holdings SA, 7.250%, 04/01/19	49,750	0.1
120,000	#	InterDigital, Inc./PA, 2.500%, 03/15/16	126,150	0.1
700,000		PAETEC Holding Corp., 8.875%, 06/30/17	738,500	0.7
2,644,560		Other Securities	2,709,605	2.6
			6,776,967	6.6
		Utilities: 2.4%
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	746,375	0.7
430,000	#	Intergen NV, 9.000%, 06/30/17	456,875	0.5
275,000	#	NRG Energy, Inc., 7.625%, 01/15/18	276,031	0.3
550,000	#	NRG Energy, Inc., 7.625%, 05/15/19	548,625	0.5
100,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	98,750	0.1
375,000	#	Texas Competitive Electric Holdings Co., LLC, 15.000%, 04/01/21	309,375	0.3
			2,436,031	2.4
		Total Corporate Bonds/Notes ( Cost $68,979,349 )	76,041,085	73.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	$1,066,140	1.0
		Total Collateralized Mortgage Obligations ( Cost $1,008,531 )	1,066,140	1.0
MUNICIPAL BONDS: 2.5%
		Illinois: 0.4%
375,000		Other Securities	385,129	0.4
		New Jersey: 0.3%
290,000		Other Securities	272,872	0.3
		Ohio: 0.4%
495,000		Other Securities	398,677	0.4
		Oregon: 0.1%
145,000		Other Securities	138,811	0.1
		Texas: 1.1%
130,000		Alliance Airport Authority/TX, 5.250%, 12/01/29	85,779	0.1
995,000		Alliance Airport Authority/TX, 5.750%, 12/01/29	698,371	0.6
430,000		Other Securities	388,830	0.4
			1,172,980	1.1
		Virginia: 0.2%
160,000		Other Securities	152,414	0.2
		Total Municipal Bonds ( Cost $2,483,830 )	2,520,883	2.5
ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
150,000	#	Dominos Pizza Master Issuer LLC, 5.261%, 04/25/37	152,053	0.2
120,000		Other Securities	48,067	0.0
		Total Asset-Backed Securities ( Cost $208,435 )	200,120	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: 15.4%
		Consumer Discretionary: 0.9%
43,491		Other Securities	$958,833	0.9
		Consumer Staples: 0.1%
35,400		Other Securities	114,342	0.1

Shares			Value	Percentage of Net Assets
		Energy: 1.0%
70,231		Other Securities	$969,288	1.0
		Financials: 0.4%
12,513		Other Securities	426,968	0.4
		Health Care: 3.7%
1,400	@	Alere, Inc.	51,268	0.0
3,571		Alere, Inc.	996,309	1.0
4,804	@	Bio-Rad Laboratories, Inc.	573,405	0.6
11,045		Thermo Fisher Scientific, Inc.	711,188	0.7
25,188		Other Securities	1,475,876	1.4
			3,808,046	3.7
		Industrials: 3.4%
17,548	@	BE Aerospace, Inc.	716,134	0.7
4,100	@	General Cable Corp.	174,578	0.2
73,286		Other Securities	2,636,291	2.5
			3,527,003	3.4
		Information Technology: 1.7%
89,104		Other Securities	1,765,942	1.7
		Materials: 3.5%
16,600		Freeport-McMoRan Copper & Gold, Inc.	878,140	0.8
34,947	@	Georgia Gulf Corp.	843,621	0.8
31,949		LyondellBasell Industries NV	1,230,675	1.2
103,004		Other Securities	681,618	0.7
			3,634,054	3.5
		Telecommunication Services: 0.4%
28,800		Other Securities	373,248	0.4
		Utilities: 0.3%
12,664		Other Securities	249,354	0.3
		Total Common Stock ( Cost $10,095,341 )	15,827,078	15.4
PREFERRED STOCK: 3.6%
		Consumer Staples: 0.1%
7,500	#	2009 Dole Food Automatic Common Exchange Security Trust	96,563	0.1
		Energy: 0.7%
12,900		Other Securities	736,634	0.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Financials: 2.4%
325	#,P	Ally Financial, Inc.	$305,460	0.3
27,580	P	Forest City Enterprises, Inc.	1,865,260	1.8
10,775		Other Securities	256,000	0.3
			2,426,720	2.4
		Industrials: 0.4%
2,200	P	General Cable Corp.	469,425	0.4
		Total Preferred Stock ( Cost $2,695,756 )	3,729,342	3.6
WARRANTS: —%
		Information Technology: —%
840		Other Securities	—	—
		Total Warrants ( Cost $13 )	—	—
		Total Long-Term Investments ( Cost $85,471,255 )	99,384,648	96.6
SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
2,483,208		Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $2,483,208 )	2,483,208	2.4
		Total Short-Term Investments ( Cost $2,483,208 )	2,483,208	2.4
		Total Investments in Securities ( Cost $87,954,463 ) *	$101,867,856	99.0
		Assets in Excess of Other Liabilities	1,007,370	1.0
		Net Assets	$102,875,226	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

P  Preferred Stock may be called prior to convertible date.

±  Defaulted security

(a)  The grouping contains securities in default.

*  Cost for federal income tax purposes is $88,010,193.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$17,019,662
Gross Unrealized Depreciation	(3,161,999)
Net Unrealized Appreciation	$13,857,663

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$958,833	$—	$—	$958,833
Consumer Staples	114,342	—	—	114,342
Energy	969,288	—	—	969,288
Financials	418,843	8,125	—	426,968
Health Care	3,808,046	—	—	3,808,046
Industrials	3,527,003	—	—	3,527,003
Information Technology	1,765,942	—	—	1,765,942
Materials	3,634,054	—	—	3,634,054
Telecommunication Services	373,248	—	—	373,248
Utilities	249,354	—	—	249,354
Total Common Stock	15,818,953	8,125	—	15,827,078
Preferred Stock	—	1,864,082	1,865,260	3,729,342
Warrants	—	—	—	—
Corporate Bonds/Notes	—	76,041,085	—	76,041,085
Collateralized Mortgage Obligations	—	1,066,140	—	1,066,140
Municipal Bonds	—	2,520,883	—	2,520,883
Asset-Backed Securities	—	200,120	—	200,120
Short-Term Investments	2,483,208	—	—	2,483,208
Total Investments, at value	$18,302,161	$81,700,435	$1,865,260	$101,867,856

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$3	$(3)	$—	$—	$—
Preferred Stock	1,931,673	—	(295,102)	—	199,200	29,489	—	—	1,865,260
Total Investments, at value	$1,931,673	$—	$(295,102)	$—	$199,203	$29,486	$—	$—	$1,865,260

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $29,489.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	22.9%
Consumer Discretionary	17.1%
Industrials	16.5%
Health Care	13.4%
Energy	9.2%
Financials	8.7%
Materials	6.7%
Consumer Staples	3.2%
Telecommunication Services	1.5%
Utilities	0.5%
Other Assets and Liabilities - Net*	0.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 17.1%
103,400		Bed Bath & Beyond, Inc.	$6,035,458	0.7
159,500		Carmax, Inc.	5,274,665	0.6
147,350	@	Discovery Communications, Inc. - Class C	5,385,642	0.6
376,300		Liberty Media Corp. - Interactive - Class A	6,310,551	0.8
166,512		Marriott International, Inc.	5,909,511	0.7
177,900		Mattel, Inc.	4,890,471	0.6
113,400		McGraw-Hill Cos., Inc.	4,752,594	0.6
113,300		Omnicom Group	5,456,528	0.6
75,700		O'Reilly Automotive, Inc.	4,959,107	0.6
68,600		Ross Stores, Inc.	5,496,232	0.7
120,000		Royal Caribbean Cruises Ltd.	4,516,800	0.5
96,000		Starwood Hotels & Resorts Worldwide, Inc.	5,379,840	0.6
1,884,855		Other Securities	80,380,948	9.5
			144,748,347	17.1
		Consumer Staples: 3.2%
171,400		Avon Products, Inc.	4,799,200	0.6
69,100		Whole Foods Market, Inc.	4,384,395	0.5
314,400		Other Securities	17,893,434	2.1
			27,077,029	3.2
		Energy: 9.2%
127,100		Cameron International Corp.	6,391,859	0.7
56,800		Concho Resources, Inc.	5,217,080	0.6
181,400		FMC Technologies, Inc.	8,124,906	1.0
111,100		Peabody Energy Corp.	6,544,901	0.8
111,300		Range Resources Corp.	6,177,150	0.7
1,204,769		Other Securities	45,483,554	5.4
			77,939,450	9.2

Shares			Value	Percentage of Net Assets
		Financials: 8.7%
177,200		Brown & Brown, Inc.	$4,546,952	0.5
40,300		IntercontinentalExchange, Inc.	5,025,813	0.6
70,700		Jones Lang LaSalle, Inc.	6,667,010	0.8
2,768,079		Other Securities	57,346,628	6.8
			73,586,403	8.7
		Health Care: 13.4%
94,200		Alexion Pharmaceuticals, Inc.	4,430,226	0.5
183,800		AmerisourceBergen Corp.	7,609,320	0.9
46,300		CR Bard, Inc.	5,086,518	0.6
74,900		Quest Diagnostics	4,426,590	0.5
1,931,800		Other Securities	91,704,878	10.9
			113,257,532	13.4
		Industrials: 16.5%
76,100		CH Robinson Worldwide, Inc.	5,999,724	0.7
79,300		Cooper Industries PLC	4,731,831	0.6
96,400		Cummins, Inc.	9,976,436	1.2
95,700		Expeditors International Washington, Inc.	4,898,883	0.6
73,900		Fluor Corp.	4,778,374	0.6
47,500		Goodrich Corp.	4,536,250	0.5
60,600		Joy Global, Inc.	5,771,544	0.7
74,200		Kansas City Southern	4,402,286	0.5
30,300		WW Grainger, Inc.	4,655,595	0.5
2,386,725		Other Securities	89,981,450	10.6
			139,732,373	16.5
		Information Technology: 22.5%
98,500		Altera Corp.	4,565,475	0.6
111,000		Analog Devices, Inc.	4,344,540	0.5
123,400		Autodesk, Inc.	4,763,240	0.6
32,800	L	First Solar, Inc.	4,338,456	0.5

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
84,800		Intuit, Inc.	$4,397,728	0.5
308,300		Marvell Technology Group Ltd.	4,552,050	0.5
300,700		Nuance Communications, Inc.	6,456,029	0.8
102,900		Red Hat, Inc.	4,723,110	0.6
114,000		Trimble Navigation Ltd.	4,518,960	0.5
328,100		Western Union Co.	6,571,843	0.8
170,200		Xilinx, Inc.	6,207,194	0.7
4,354,114		Other Securities	134,625,088	15.9
			190,063,713	22.5
		Materials: 6.7%
62,500		Cliffs Natural Resources, Inc.	5,778,125	0.7
65,600		Compass Minerals International, Inc.	5,646,192	0.7
72,200	L	Sociedad Quimica y Minera de Chile SA ADR	4,672,783	0.5
1,118,100		Other Securities	40,790,496	4.8
			56,887,596	6.7
		Telecommunication Services: 1.5%
140,200		Crown Castle International Corp.	5,718,758	0.7
165,250		Other Securities	6,567,325	0.8
			12,286,083	1.5
		Utilities: 0.5%
233,100		Other Securities	4,218,738	0.5
		Total Common Stock ( Cost $682,017,795 )	839,797,264	99.3
PREFERRED STOCK: 0.4%
		Information Technology: 0.4%
58,470		Other Securities	3,408,702	0.4
		Total Preferred Stock ( Cost $1,847,067 )	3,408,702	0.4
		Total Long-Term Investments ( Cost $683,864,862 )	843,205,966	99.7
SHORT-TERM INVESTMENTS: 6.3%
		Securities Lending Collateralcc: 6.0%
49,086,070		BNY Mellon Overnight Government Fund (1)	49,086,070	5.8
2,384,767	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,907,814	0.2
		Total Securities Lending Collateral ( Cost $51,470,837 )	50,993,884	6.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
2,416,581	T. Rowe Price Reserve Investment Fund ( Cost $2,416,581 )	$2,416,581	0.3
	Total Short-Term Investments ( Cost $53,887,418 )	53,410,465	6.3
	Total Investments in Securities ( Cost $737,752,280 ) *	$896,616,431	106.0
	Liabilities in Excess of Other Assets	(50,702,060)	(6.0)
	Net Assets	$845,914,371	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $738,255,100.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$196,004,813
Gross Unrealized Depreciation	(37,643,482)
Net Unrealized Appreciation	$158,361,331

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
DIVERSIFIED MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$144,748,347	$—	$—	$144,748,347
Consumer Staples	27,077,029	—	—	27,077,029
Energy	77,939,450	—	—	77,939,450
Financials	73,586,403	—	—	73,586,403
Health Care	113,257,532	—	—	113,257,532
Industrials	139,732,373	—	—	139,732,373
Information Technology	188,315,597	—	1,748,116	190,063,713
Materials	52,214,813	4,672,784	—	56,887,597
Telecommunication Services	12,286,083	—	—	12,286,083
Utilities	4,218,738	—	—	4,218,738
Total Common Stock	833,376,365	4,672,784	1,748,116	839,797,265
Preferred Stock	—	—	3,408,702	3,408,702
Short-Term Investments	51,502,650	—	1,907,814	53,410,464
Total Investments, at value	$884,879,015	$4,672,784	$7,064,632	$896,616,431

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Common Stock	$—	$1,748,116	$—	$—	$—	$—	$—	$—	$1,748,116
Preferred Stock	1,847,067	—	—	—	—	1,561,635	—	—	3,408,702
Short-Term Investments	1,907,814	—	—	—	—	—	—	—	1,907,814
Total Investments, at value	$3,754,881	$1,748,116	$—	$—	$—	$1,561,635	$—	$—	$7,064,632

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,561,635.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	32.3%
Consumer Discretionary	17.6%
Industrials	16.7%
Energy	8.4%
Health Care	6.8%
Financials	6.6%
Materials	5.5%
Telecommunication Services	3.7%
Consumer Staples	2.1%
Other Assets and Liabilities - Net*	0.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Consumer Discretionary: 17.6%
204,700	Amazon.com, Inc.	$41,859,103	3.8
231,800	Carmax, Inc.	7,665,626	0.7
25,000	Chipotle Mexican Grill, Inc.	7,704,750	0.7
130,900	Coach, Inc.	8,368,437	0.8
296,311	Marriott International, Inc.	10,516,078	1.0
139,900	Nike, Inc.	12,588,202	1.1
24,259	Priceline.com, Inc.	12,418,910	1.1
291,900	Starbucks Corp.	11,527,131	1.1
141,300	Starwood Hotels & Resorts Worldwide, Inc.	7,918,452	0.7
226,000	Walt Disney Co.	8,823,040	0.8
2,083,604	Other Securities	64,123,475	5.8
		193,513,204	17.6
	Consumer Staples: 2.1%
104,700	Costco Wholesale Corp.	8,505,828	0.8
85,300	Green Mountain Coffee Roasters, Inc.	7,613,878	0.7
96,500	Other Securities	6,838,675	0.6
		22,958,381	2.1
	Energy: 8.4%
152,600	Cameron International Corp.	7,674,254	0.7
99,700	EOG Resources, Inc.	10,423,635	0.9
234,000	FMC Technologies, Inc.	10,480,860	0.9
117,300	Occidental Petroleum Corp.	12,203,892	1.1
211,900	Schlumberger Ltd.	18,308,160	1.7
276,800	Suncor Energy, Inc.	10,822,880	1.0
501,900	Other Securities	22,815,904	2.1
		92,729,585	8.4

Shares			Value	Percentage of Net Assets
		Financials: 6.6%
306,300		American Express Co.	$15,835,710	1.4
129,608		Franklin Resources, Inc.	17,016,234	1.5
75,200		IntercontinentalExchange, Inc.	9,378,192	0.9
372,100		Invesco Ltd.	8,707,140	0.8
193,400		JPMorgan Chase & Co.	7,917,796	0.7
473,100		Other Securities	14,037,006	1.3
			72,892,078	6.6
		Health Care: 6.8%
264,000		Express Scripts, Inc.	14,250,720	1.3
169,000		McKesson Corp.	14,136,850	1.3
894,558		Other Securities	47,008,707	4.2
			75,396,277	6.8
		Industrials: 16.7%
93,600		3M Co.	8,877,960	0.8
128,400		Boeing Co.	9,492,612	0.9
636,200		Danaher Corp.	33,712,238	3.1
365,800	L	Fastenal Co.	13,165,142	1.2
198,800		FedEx Corp.	18,856,180	1.7
88,500		Precision Castparts Corp.	14,571,525	1.3
118,900		Union Pacific Corp.	12,413,160	1.1
129,100		United Parcel Service, Inc. - Class B	9,415,263	0.9
1,022,700		Other Securities	62,877,922	5.7
			183,382,002	16.7
		Information Technology: 31.7%
213,500		Accenture PLC	12,899,670	1.2
236,500		Apple, Inc.	79,385,955	7.2
191,600		Baidu.com ADR	26,848,908	2.4
227,400		Broadcom Corp.	7,649,736	0.7
851,200		Corning, Inc.	15,449,280	1.4

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
340,100		eBay, Inc.	$10,975,027	1.0
71,150		Google, Inc. - Class A	36,028,937	3.3
332,800		Juniper Networks, Inc.	10,483,200	0.9
116,800	#,@	Mail.ru Group Ltd. GDR	3,886,940	0.3
69,700		Mastercard, Inc.	21,003,398	1.9
539,300		Qualcomm, Inc.	30,626,847	2.8
132,100		Rovi Corp.	7,577,256	0.7
411,700		Tencent Holdings Ltd.	11,236,277	1.0
129,400		Visa, Inc.	10,903,244	1.0
1,777,918		Other Securities	64,503,017	5.9
			349,457,692	31.7
		Materials: 5.5%
241,847		BHP Billiton Ltd.	11,429,878	1.0
236,600		Praxair, Inc.	25,645,074	2.3
356,700		Other Securities	23,601,610	2.2
			60,676,562	5.5
		Telecommunication Services: 3.7%
379,700		American Tower Corp.	19,869,701	1.8
512,112	@	Crown Castle International Corp.	20,889,048	1.9
			40,758,749	3.7
		Total Common Stock ( Cost $814,531,395 )	1,091,764,530	99.1
PREFERRED STOCK: 0.6%
		Information Technology: 0.6%
252,423		Other Securities	6,330,362	0.6
		Total Preferred Stock ( Cost $4,647,659 )	6,330,362	0.6
		Total Long-Term Investments ( Cost $819,179,054 )	1,098,094,892	99.7
SHORT-TERM INVESTMENTS: 0.5%
		Securities Lending Collateralcc: 0.1%
146,900		BNY Mellon Overnight Government Fund (1)	146,900	0.0
1,695,725	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,356,580	0.1
		Total Securities Lending Collateral ( Cost $1,842,625 )	1,503,480	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
4,080,393	T. Rowe Price Reserve Investment Fund ( Cost $4,080,393 )	$4,080,393	0.4
	Total Short-Term Investments ( Cost $5,923,018 )	5,583,873	0.5
	Total Investments in Securities ( Cost $825,102,072 ) *	$1,103,678,765	100.2
	Liabilities in Excess of Other Assets	(1,870,518)	(0.2)
	Net Assets	$1,101,808,247	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $829,234,451.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$290,276,560
Gross Unrealized Depreciation	(15,832,246)
Net Unrealized Appreciation	$274,444,314

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$187,360,011	$6,153,193	$—	$193,513,204
Consumer Staples	22,958,381	—	—	22,958,381
Energy	92,729,585	—	—	92,729,585
Financials	72,892,078	—	—	72,892,078
Health Care	75,396,277	—	—	75,396,277
Industrials	183,382,002	—	—	183,382,002
Information Technology	326,296,782	18,019,951	5,140,959	349,457,692
Materials	49,246,684	11,429,878	—	60,676,562
Telecommunication Services	40,758,749	—	—	40,758,749
Total Common Stock	1,051,020,549	35,603,022	5,140,959	1,091,764,530
Preferred Stock	—	—	6,330,362	6,330,362
Short-Term Investments	4,227,293	—	1,356,580	5,583,873
Total Investments, at value	$1,055,247,842	$35,603,022	$12,827,901	$1,103,678,765

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Common Stock	$—	$4,535,281	$—	$—	$—	$605,678	$—	$—	$5,140,959
Preferred Stock	1,990,265	2,657,395	—	—	—	1,682,702	—	—	6,330,362
Short-Term Investments	1,356,580	—	—	—	—	—	—	—	1,356,580
Total Investments, at value	$3,346,845	$7,192,676	$—	$—	$—	$2,288,380	$—	$—	$12,827,901

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,288,380.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Country Allocation
as of June 30, 2011
(as a percentage of net assets)

United Kingdom	15.4%
Germany	11.7%
France	10.7%
Switzerland	7.6%
Netherlands	7.4%
Japan	5.5%
Spain	4.7%
China	4.5%
India	3.6%
Norway	3.5%
Countries between 0.4% - 3.5%^	23.3%
Other Assets and Liabilities - Net*	2.1%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 14 countries, which each represents 0.4% - 3.5% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Austria: 0.6%
285,860	Other Securities	$3,647,971	0.6
	Bermuda: 0.5%
43,930	Other Securities	3,024,581	0.5
	Brazil: 1.5%
206,834	Petroleo Brasileiro SA ADR	7,003,399	1.1
100,920	Other Securities	2,922,643	0.4
		9,926,042	1.5
	Canada: 2.5%
596,300	Talisman Energy, Inc.	12,248,124	1.9
137,400	Other Securities	3,746,819	0.6
		15,994,943	2.5
	China: 4.5%
795,000	China Mobile Ltd.	7,401,279	1.1
22,294,000	China Telecom Corp., Ltd.	14,554,197	2.3
13,026,153	Shanghai Electric Group Co., Ltd.	6,902,818	1.1
		28,858,294	4.5
	Denmark: 0.4%
119,830	Other Securities	2,781,721	0.4
	France: 10.7%
476,931	AXA S.A.	10,826,475	1.7
110,730	Cie Generale des Etablissements Michelin	10,844,932	1.7
446,220	France Telecom S.A.	9,488,251	1.5
155,898	Sanofi-Aventis	12,540,608	1.9

Shares		Value	Percentage of Net Assets
172,448	Total S.A.	$9,969,876	1.6
402,606	Other Securities	15,048,807	2.3
		68,718,949	10.7
	Germany: 11.7%
393,350	Deutsche Post AG	7,562,062	1.2
241,782	E.ON AG	6,872,547	1.1
1,029,094	Infineon Technologies AG	11,563,327	1.8
76,740	Merck KGaA	8,343,927	1.3
46,660	Muenchener Rueckversicherungs AG	7,122,927	1.1
193,706	SAP AG	11,744,136	1.8
96,313	Siemens AG	13,235,493	2.0
292,500	Other Securities	9,108,976	1.4
		75,553,395	11.7
	Hong Kong: 3.5%
2,414,500	AIA Group Ltd.	8,404,941	1.3
1,050,200	Other Securities	13,842,237	2.2
		22,247,178	3.5
	India: 3.6%
799,122	Housing Development Finance Corp.	12,668,211	1.9
218,930	ICICI Bank Ltd. ADR	10,793,249	1.7
		23,461,460	3.6
	Ireland: 0.8%
233,610	Other Securities	5,207,648	0.8
	Italy: 3.2%
387,065	ENI S.p.A.	9,173,091	1.4
4,924,814	Other Securities	11,626,731	1.8
		20,799,822	3.2

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Japan: 5.5%
32,483	Samsung Electronics Co., Ltd. GDR	$12,565,428	2.0
1,975,600	Other Securities	22,811,430	3.5
		35,376,858	5.5
	Netherlands: 7.4%
348,450	Royal Dutch Shell PLC - Class B	12,434,815	2.0
357,255	Koninklijke Philips Electronics NV	9,181,526	1.4
272,512	SBM Offshore NV	7,205,407	1.1
237,050	Unilever NV	7,780,180	1.2
204,010	Other Securities	11,008,741	1.7
		47,610,669	7.4
	Norway: 3.5%
428,280	Statoil ASA	10,842,341	1.7
715,540	Telenor ASA	11,710,023	1.8
		22,552,364	3.5
	Portugal: 0.9%
580,950	Other Securities	5,711,216	0.9
	Singapore: 3.2%
1,154,500	DBS Group Holdings Ltd.	13,810,441	2.1
2,728,000	Singapore Telecommunications Ltd.	7,031,519	1.1
		20,841,960	3.2
	South Korea: 2.2%
145,608	KB Financial Group, Inc. ADR	6,960,062	1.1
96,662	LG Electronics, Inc.	7,536,832	1.1
		14,496,894	2.2
	Spain: 4.7%
819,504	Iberdrola S.A.	7,291,002	1.1
531,199	Telefonica S.A.	12,973,942	2.0
612,131	Other Securities	10,185,492	1.6
		30,450,436	4.7
	Sweden: 1.7%
744,650	Telefonaktiebolaget LM Ericsson	10,719,612	1.7
	Switzerland: 7.6%
99,019	Adecco S.A.	6,355,567	1.0
153,740	Nestle S.A.	9,567,016	1.5
167,046	Novartis AG	10,237,768	1.6
51,410	Roche Holding AG - Genusschein	8,607,102	1.3

Shares			Value	Percentage of Net Assets
183,721		Swiss Re Ltd.	$10,316,347	1.6
222,812		Other Securities	4,066,224	0.6
			49,150,024	7.6
		Taiwan: 2.3%
2,305,251		Taiwan Semiconductor Manufacturing Co., Ltd.	5,809,832	0.9
430,316		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,426,285	0.8
626,784		Other Securities	3,840,556	0.6
			15,076,673	2.3
		United Kingdom: 15.4%
949,290		Aviva PLC	6,682,118	1.0
1,533,120		BAE Systems PLC	7,842,945	1.2
931,060		BP PLC	6,855,412	1.1
544,857		GlaxoSmithKline PLC	11,678,645	1.8
846,400		HSBC Holdings PLC	8,417,355	1.3
1,598,725		Kingfisher PLC	6,867,487	1.1
467,450		Pearson PLC	8,842,900	1.4
710,950		Rolls-Royce Holdings PLC	7,362,551	1.1
1,051,970		Tesco PLC	6,796,781	1.1
3,777,936		Vodafone Group PLC	10,017,773	1.5
70,978,228		Other Securities	18,023,341	2.8
			99,387,308	15.4
		Total Common Stock ( Cost $579,938,838 )	631,596,018	97.9
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		U.S. Government Agency Obligations: 1.2%
8,000,000	Z	Federal Home Loan Bank Discount Note, 0.100%, 07/01/11 ( Cost $8,000,000 )	$8,000,000	1.2
		Total Short-Term Investments ( Cost $8,000,000 )	8,000,000	1.2
		Total Investments in Securities ( Cost $587,938,838 ) *	$639,596,018	99.1
		Assets in Excess of Other Liabilities	5,514,056	0.9
		Net Assets	$645,110,074	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

ADR  American Depositary Receipt

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $591,110,774.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$97,783,564
Gross Unrealized Depreciation	(49,298,320)
Net Unrealized Appreciation	$48,485,244
Industry	Percentage of Net Assets
Consumer Discretionary	8.3%
Consumer Staples	3.8
Energy	13.2
Financials	21.9
Health Care	8.7
Industrials	13.6
Information Technology	10.6
Materials	2.1
Telecommunication Services	12.8
Utilities	2.9
U.S. Government Agency Obligations	1.2
Other Assets and Liabilities - Net	0.9
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Austria	$3,647,971	$—	$—	$3,647,971
Bermuda	3,024,581	—	—	3,024,581
Brazil	9,926,042	—	—	9,926,042
Canada	15,994,943	—	—	15,994,943
China	—	28,858,294	—	28,858,294
Denmark	—	2,781,721	—	2,781,721
France	—	68,718,949	—	68,718,949
Germany	—	75,553,395	—	75,553,395
Hong Kong	4,023,390	18,223,788	—	22,247,178
India	10,793,249	12,668,211	—	23,461,460
Ireland	—	5,207,648	—	5,207,648
Italy	—	20,799,822	—	20,799,822
Japan	12,565,428	22,811,430	—	35,376,858
Netherlands	—	47,610,669	—	47,610,669
Norway	—	22,552,364	—	22,552,364
Portugal	—	5,711,216	—	5,711,216
Singapore	—	20,841,960	—	20,841,960
South Korea	6,960,062	7,536,832	—	14,496,894
Spain	—	30,450,436	—	30,450,436
Sweden	—	10,719,612	—	10,719,612
Switzerland	10,316,347	38,833,677	—	49,150,024
Taiwan	9,266,841	5,809,832	—	15,076,673
United Kingdom	—	99,387,308	—	99,387,308
Total Common Stock	86,518,854	545,077,164	—	631,596,018
Short-Term Investments	—	8,000,000	—	8,000,000
Total Investments, at value	$86,518,854	$553,077,164	$—	$639,596,018

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(68)	$—	$(68)
Total Liabilities	$—	$(68)	$—	$(68)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011, the following forward foreign currency contracts were outstanding for the ING Templeton Foreign Equity Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	1,705,491	Sell	07/06/11	$219,108	$219,176	$(68)
							$(68)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$68
Total Liability Derivatives		$68

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(207,517)
Total	$(207,517)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(68)
Total	$(68)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Financials	23.3%
Information Technology	20.6%
Energy	16.5%
Health Care	13.9%
Consumer Discretionary	8.0%
Telecommunication Services	5.8%
Materials	5.0%
Industrials	2.9%
Other Assets and Liabilities - Net*	4.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Consumer Discretionary: 8.0%
198,100		Best Buy Co., Inc.	$6,222,321	1.9
338,600		Gap, Inc.	6,128,660	1.9
118,096	L	Life Time Fitness, Inc.	4,713,211	1.5
488,100	L	Pulte Homes, Inc.	3,738,846	1.1
318,000		Staples, Inc.	5,024,400	1.6
			25,827,438	8.0
		Energy: 16.5%
92,200		Baker Hughes, Inc.	6,690,032	2.1
155,200		ExxonMobil Corp.	12,630,176	4.0
447,660		Gazprom OAO ADR	6,526,883	2.0
1,500		Inpex Holdings, Inc.	11,089,776	3.4
572,642	L	SandRidge Energy, Inc.	6,104,363	1.9
155,300		Transocean Ltd.	10,026,168	3.1
			53,067,398	16.5
		Financials: 22.2%
768,400		Bank of America Corp.	8,421,664	2.6
599,800		Genworth Financial, Inc.	6,165,944	1.9
69,800		Goldman Sachs Group, Inc.	9,289,682	2.9
350,400		Hartford Financial Services Group, Inc.	9,240,048	2.9
350,350		JPMorgan Chase & Co.	14,343,329	4.5
2,110,591		Mitsubishi UFJ Financial Group, Inc.	10,285,620	3.2
1,396,900		Turkiye Garanti Bankasi AS ADR	6,425,740	2.0
281,905		US Bancorp.	7,191,397	2.2
			71,363,424	22.2
		Health Care: 13.9%
139,600		Alere, Inc.	5,112,152	1.6
121,616		Community Health Systems, Inc.	3,123,099	1.0
358,680		Gilead Sciences, Inc.	14,852,939	4.6

Shares			Value	Percentage of Net Assets
28,700		Roche Holding AG - Genusschein	$4,804,976	1.5
150,344		Thermo Fisher Scientific, Inc.	9,680,650	3.0
99,775		Varian Medical Systems, Inc.	6,986,245	2.2
			44,560,061	13.9
		Industrials: 2.9%
486,600		General Electric Co.	9,177,276	2.9
		Information Technology: 20.6%
219,729		Amdocs Ltd.	6,677,564	2.1
109,523		Corning, Inc.	1,987,843	0.6
805,797		Dell, Inc.	13,432,636	4.2
100,687		Fiserv, Inc.	6,306,027	2.0
26,179		Google, Inc. - Class A	13,256,522	4.1
525,502		MEMC Electronic Materials, Inc.	4,482,532	1.4
397,774		Microsoft Corp.	10,342,124	3.2
343,638		ON Semiconductor Corp.	3,597,890	1.1
398,800		Yahoo!, Inc.	5,997,952	1.9
			66,081,090	20.6
		Materials: 5.0%
748,000		Tokyo Steel Manufacturing Co., Ltd.	7,898,754	2.5
173,937	L	United States Steel Corp.	8,008,060	2.5
			15,906,814	5.0
		Telecommunication Services: 5.2%
62,380	@	Global Crossing Ltd.	2,394,145	0.8
1,000		KDDI Corp.	7,194,937	2.2
2,931,950	L	Level 3 Communications, Inc.	7,153,958	2.2
			16,743,040	5.2
		Total Common Stock ( Cost $283,742,231 )	302,726,541	94.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.7%
		Financials: 1.1%
3,000,000	#,L	AngloGold Ashanti Holdings Finance PLC, 3.500%, 05/22/14	$3,476,250	1.1
		Telecommunication Services: 0.6%
891,000		Level 3 Communications, Inc., 6.500%, 10/01/16	1,883,351	0.6
		Total Corporate Bonds/Notes ( Cost $4,034,010 )	5,359,601	1.7
		Total Long-Term Investments ( Cost $287,776,241 )	308,086,142	96.0
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.7%
		Securities Lending Collateralcc: 4.4%
13,798,056		BNY Mellon Overnight Government Fund (1)	$13,798,056	4.3
539,803	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	431,842	0.1
		Total Securities Lending Collateral ( Cost $14,337,859 )	14,229,898	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
10,654,188	Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $10,654,188 )	$10,654,188	3.3
	Total Short-Term Investments ( Cost $24,992,047 )	24,884,086	7.7
	Total Investments in Securities ( Cost $312,768,288 ) *	$332,970,228	103.7
	Liabilities in Excess of Other Assets	(11,859,731)	(3.7)
	Net Assets	$321,110,497	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

L  Loaned security, a portion or all of the security is on loan at June 30, 2011.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*  Cost for federal income tax purposes is $315,116,456.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$34,215,117
Gross Unrealized Depreciation	(16,361,345)
Net Unrealized Appreciation	$17,853,772

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$25,827,438	$—	$—	$25,827,438
Energy	41,977,622	11,089,776	—	53,067,398
Financials	54,652,064	16,711,360	—	71,363,424
Health Care	39,755,085	4,804,976	—	44,560,061
Industrials	9,177,276	—	—	9,177,276
Information Technology	66,081,090	—	—	66,081,090
Materials	8,008,060	7,898,754	—	15,906,814
Telecommunication Services	9,548,103	7,194,937	—	16,743,040
Total Common Stock	255,026,738	47,699,803	—	302,726,541
Corporate Bonds/Notes	—	5,359,601	—	5,359,601
Short-Term Investments	24,452,244	—	431,842	24,884,086
Total Investments, at value	$279,478,982	$53,059,404	$431,842	$332,970,228

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842
Total Investments, at value	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO   AS OF JUNE 30, 2011 (UNAUDITED)

Industry Allocation
as of June 30, 2011
(as a percentage of net assets)

Information Technology	15.8%
Health Care	15.8%
Financials	14.9%
Consumer Discretionary	13.2%
Industrials	12.8%
Energy	11.3%
Consumer Staples	9.3%
Utilities	3.6%
Materials	1.8%
Other Assets and Liabilities - Net*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Consumer Discretionary: 13.2%
14,300	Amazon.com, Inc.	$2,924,207	1.7
84,500	Carnival Corp.	3,179,735	1.9
128,100	Comcast Corp. - Class A	3,246,054	1.9
83,500	General Motors Co.	2,535,060	1.5
102,800	International Game Technology	1,807,224	1.1
94,600	Time Warner, Inc.	3,440,602	2.0
44,900	Viacom - Class B	2,289,900	1.4
92,300	Other Securities	2,929,416	1.7
		22,352,198	13.2
	Consumer Staples: 9.3%
74,700	Avon Products, Inc.	2,091,600	1.2
40,100	Colgate-Palmolive Co.	3,505,141	2.1
105,800	Kraft Foods, Inc.	3,727,334	2.2
103,100	Kroger Co.	2,556,880	1.5
56,400	PepsiCo, Inc.	3,972,252	2.3
		15,853,207	9.3
	Energy: 11.3%
43,600	Ensco International PLC ADR	2,323,880	1.4
24,700	EOG Resources, Inc.	2,582,385	1.5
93,100	ExxonMobil Corp.	7,576,478	4.4
66,300	Noble Corp.	2,612,883	1.5
54,400	Ultra Petroleum Corp.	2,491,520	1.5
22,300	Other Securities	1,667,148	1.0
		19,254,294	11.3
	Financials: 14.9%
43,000	Aflac, Inc.	2,007,240	1.2
90,340	Citigroup, Inc.	3,761,758	2.2
21,900	Goldman Sachs Group, Inc.	2,914,671	1.7
99,600	JPMorgan Chase & Co.	4,077,624	2.4
63,800	Metlife, Inc.	2,798,906	1.6

Shares			Value	Percentage of Net Assets
99,900		Morgan Stanley	$2,298,699	1.4
90,500		US Bancorp.	2,308,655	1.4
127,500		Wells Fargo & Co.	3,577,650	2.1
89,300		Other Securities	1,610,972	0.9
			25,356,175	14.9
		Health Care: 15.8%
24,400		Allergan, Inc.	2,031,300	1.2
34,900		Covidien PLC	1,857,727	1.1
65,600		Johnson & Johnson	4,363,712	2.6
57,800		Medtronic, Inc.	2,227,034	1.3
83,200		Merck & Co., Inc.	2,936,128	1.7
57,100		UnitedHealth Group, Inc.	2,945,218	1.7
253,700		Other Securities	10,431,541	6.2
			26,792,660	15.8
		Industrials: 12.8%
42,800		Boeing Co.	3,164,204	1.8
24,400		FedEx Corp.	2,314,340	1.4
57,000		General Dynamics Corp.	4,247,640	2.5
137,200	@	Hertz Global Holdings, Inc.	2,178,736	1.3
65,500		Illinois Tool Works, Inc.	3,700,095	2.2
27,500		Norfolk Southern Corp.	2,060,575	1.2
39,350		Paccar, Inc.	2,010,391	1.2
182,400		Southwest Airlines Co.	2,083,008	1.2
			21,758,989	12.8
		Information Technology: 15.8%
115,700		Adobe Systems, Inc.	3,638,765	2.1
16,000		Apple, Inc.	5,370,720	3.2
158,600		Cisco Systems, Inc.	2,475,746	1.4
70,500		Hewlett-Packard Co.	2,566,200	1.5
53,000		Qualcomm, Inc.	3,009,870	1.8
143,700		Symantec Corp.	2,833,764	1.7
43,300		Visa, Inc.	3,648,458	2.1
183,300		Other Securities	3,380,352	2.0
			26,923,875	15.8

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Materials: 1.8%
38,500		Celanese Corp.	$2,052,435	1.2
25,700		Other Securities	990,221	0.6
			3,042,656	1.8
		Utilities: 3.6%
49,800		American Electric Power Co., Inc.	1,876,464	1.1
49,400		FirstEnergy Corp.	2,181,010	1.3
36,000		NextEra Energy, Inc.	2,068,560	1.2
			6,126,034	3.6
		Total Common Stock ( Cost $146,177,061 )	167,460,088	98.5
SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateralcc: 1.1%
1,278,528		BNY Mellon Overnight Government Fund (1)	1,278,528	0.8
818,750	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	655,000	0.3
		Total Securities Lending Collateral ( Cost $2,097,278 )	1,933,528	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
2,745,045	Blackrock Liquidity Funds TempFund Portfolio - Class I ( Cost $2,745,045 )	$2,745,045	1.6
	Total Short-Term Investments ( Cost $4,842,323 )	4,678,573	2.7
	Total Investments in Securities ( Cost $151,019,384 ) *	$172,138,661	101.2
	Liabilities in Excess of Other Assets	(2,078,691)	(1.2)
	Net Assets	$170,059,970	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2011.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

R  Restricted Security

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

  *  Cost for federal income tax purposes is $152,232,147.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$25,120,072
Gross Unrealized Depreciation	(5,213,558)
Net Unrealized Appreciation	$19,906,514

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Common Stock *	$167,460,088	$—	$—	$167,460,088
Short-Term Investments	4,023,573	—	655,000	4,678,573
Total Investments, at value	$171,483,661	$—	$655,000	$172,138,661

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2011:

	Beginning Balance 12/31/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/11
Asset Table
Investments, at value
Short-Term Investments	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000
Total Investments, at value	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000

As of June 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Global Bond Portfolio (formerly, ING Oppenheimer Global Strategic Income Portfolio) was held June 7, 2011, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

1  A new sub-advisory agreement for the Portfolio between Directed Services LLC ("DSL"), the Portfolio's investment adviser and ING Investment Management Co. ("ING IM"), the Portfolio's proposed sub-adviser.

2  A new sub-advisory agreement between DSL and ING Investment Management Asia/Pacific (Hong Kong) Limited.

3  A new sub-advisory agreement between DSL and ING Investment Management Advisors B.V.

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Global Bond Portfolio	1	22,521,943.449	718,193.074	921,009.927	0	24,161,146.450
ING Global Bond Portfolio	2	22,269,259.898	927,808.098	964,078.454	0	24,161,146.450
ING Global Bond Portfolio	3	22,566,440.404	646,332.269	948,373.777	0	24,161,146.450

*  Proposals Passed

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(THIS PAGE INTENTIONALLY LEFT BLANK)

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Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UIPI  (0611 062611)

Semi-Annual Report

June 30, 2011

Classes ADV, S and S2

ING Partners, Inc.

■ ING Fidelity® VIP Contrafund® Portfolio*

■ ING Fidelity® VIP Equity-Income Portfolio*

■ ING Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

MUTUAL FUNDS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	5

Statements of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	9

Notes to Financial Statements	12

Portfolios of Investments	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country's largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor's to downgrade the United States' long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor? Diversify across the globe. Don't give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio's diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
August 12, 2011

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product ("GDP") growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers' indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the "double dip" in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world's second largest economy and the U.S. as the world's biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks' reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers' index was registering near-stagnation.

Arguably the largest single depressant to investors' risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders' openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower of higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011, unless otherwise indicated. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Fidelity® VIP Contrafund® Portfolio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2011*
Class ADV	$1,000.00	$1,047.80	1.44%	$7.31	$1,000.00	$1,017.65	1.44%	$7.20
Class S	1,000.00	1,048.60	1.19	6.04	1,000.00	1,018.89	1.19	5.96
Class S2	1,000.00	1,048.20	1.34	6.81	1,000.00	1,018.15	1.34	6.71
ING Fidelity® VIP Equity-Income Portfolio
Class ADV	$1,000.00	$1,060.20	1.35%	$6.90	$1,000.00	$1,018.10	1.35%	$6.76
Class S	1,000.00	1,060.90	1.10	5.62	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,059.50	1.25	6.76	1,000.00	1,018.60	1.25	6.26
ING Fidelity® VIP Mid Cap Portfolio
Class ADV	$1,000.00	$1,005.30	1.46%	$7.26	$1,000.00	$1,017.55	1.46%	$7.30
Class S	1,000.00	1,006.80	1.21	6.02	1,000.00	1,018.79	1.21	6.06
Class S2	1,000.00	1,005.40	1.36	6.76	1,000.00	1,018.05	1.36	6.80

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the master fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in master fund(1) at value	$370,508,433	$22,506,677	$71,526,083
Cash	45,403	975	264
Receivables:
Investments in master fund sold	558,004	9,904	521,036
Fund shares sold	4,287	—	1,882
Total assets	371,116,127	22,517,556	72,049,265
LIABILITIES:
Payable for investments in master fund purchased	3,710	—	1,882
Payable for fund shares redeemed	558,581	9,904	521,036
Payable to affiliates	90,689	5,676	18,185
Total liabilities	652,980	15,580	541,103
NET ASSETS	$370,463,147	$22,501,976	$71,508,162
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$474,578,063	$39,211,410	$74,224,297
Undistributed net investment income (accumulated net investment loss)	1,979,222	269,267	(20,618)
Accumulated net realized loss	(126,027,276)	(21,083,315)	(11,290,813)
Net unrealized appreciation	19,933,138	4,104,614	8,595,296
NET ASSETS	$370,463,147	$22,501,976	$71,508,162
* Cost of investments in master fund	$350,575,295	$18,402,063	$62,930,787
Class ADV:
Net Assets	$3,960,372	$490,870	$3,013,055
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	401,440	54,661	228,701
Net asset value and redemption price per share	$9.87	$8.98	$13.17
Class S:
Net Assets	$366,498,397	$22,006,800	$68,491,159
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	36,917,812	2,428,801	5,142,834
Net asset value and redemption price per share	$9.93	$9.06	$13.32
Class S2:
Net Assets	$4,378	$4,306	$3,948
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	448	483	302
Net asset value and redemption price per share	$9.78	$8.91	$13.09

(1)  The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:	$—	$—	$—
EXPENSES:
Distribution and service fees:
Class ADV	10,206	1,210	8,470
Class S	460,086	29,339	89,471
Class S2	10	10	10
Administrative service fees	93,041	5,990	18,743
Total expenses	563,343	36,549	116,694
Net waived and reimbursed fees	(2)	(2)	(2)
Net expenses	563,341	36,547	116,692
Net investment income loss	(563,341)	(36,547)	(116,692)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss	(10,106,615)	(779,630)	(248,072)
Net change in unrealized appreciation or depreciation	28,178,470	2,313,523	852,740
Net realized and unrealized gain	18,071,855	1,533,893	604,668
Increase in net assets resulting from operations	$17,508,514	$1,497,346	$487,976

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio		ING Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$(563,341)	$2,390,898	$(36,547)	$305,938
Net realized loss	(10,106,615)	(55,820,584)	(779,630)	(8,396,056)
Net change in unrealized appreciation or depreciation	28,178,470	106,791,767	2,313,523	11,852,949
Increase in net assets resulting from operations	17,508,514	53,362,081	1,497,346	3,762,831
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(26,135)	—	(8,551)
Class S	—	(2,831,482)	—	(513,963)
Class S2	—	(39)	—	(72)
Total distributions	—	(2,857,656)	—	(522,586)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,390,086	15,683,612	2,662,275	2,141,736
Proceeds from shares issued in merger (Note 8)	—	17,716,925	—	—
Reinvestment of distributions	—	2,857,617	—	522,514
	18,390,086	36,258,154	2,662,275	2,664,250
Cost of shares redeemed	(24,476,145)	(103,256,389)	(6,113,845)	(16,006,300)
Net decrease in net assets resulting from capital share transactions	(6,086,059)	(66,998,235)	(3,451,570)	(13,342,050)
Net increase (decrease) in net assets	11,422,455	(16,493,810)	(1,954,224)	(10,101,805)
NET ASSETS:
Beginning of period	359,040,692	375,534,502	24,456,200	34,558,005
End of period	$370,463,147	$359,040,692	$22,501,976	$24,456,200
Undistributed net investment income at end of period	$1,979,222	$2,542,563	$269,267	$305,814

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment loss	$(116,692)	$(129,747)
Net realized loss	(248,072)	(2,799,953)
Net change in unrealized appreciation or depreciation	852,740	20,142,578
Increase in net assets resulting from operations	487,976	17,212,878
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(9,077)
Class S	—	(346,740)
Class S2	—	(19)
Total distributions	—	(355,836)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,551,767	8,499,751
Reinvestment of distributions	—	355,817
	3,551,767	8,855,568
Cost of shares redeemed	(7,994,963)	(16,019,751)
Net decrease in net assets resulting from capital share transactions	(4,443,196)	(7,164,183)
Net increase (decrease) in net assets	(3,955,220)	9,692,859
NET ASSETS:
Beginning of period	75,463,382	65,770,523
End of period	$71,508,162	$75,463,382
Undistributed net investment income (accumulated net investment loss) at end of period	$(20,618)	$96,074

See Accompanying Notes to Financial Statements
8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund		From return of capital from master fund	Total distributions		Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-11	9.42	(0.02)		0.47	0.45	—	—		—	—		9.87	4.78
12-31-10	8.16	0.03	•	1.29	1.32	0.06	—		—	0.06		9.42	16.29
12-31-09	6.24	0.05		2.09	2.14	0.02	0.20		—	0.22		8.16	34.71
12-31-08	14.62	0.05	•	(5.34)	(5.29)	0.58	2.51		—	3.09		6.24	(43.00)
12-31-07	13.28	0.03		2.12	2.15	0.02	0.79		—	0.81		14.62	16.69
12-31-06	11.99	0.07	•	1.22	1.29	—	0.00	*	—	0.00	*	13.28	10.78
Class S
06-30-11	9.47	(0.01)		0.47	0.46	—	—		—	—		9.93	4.86
12-31-10	8.20	0.06	•	1.29	1.35	0.08	—		—	0.08		9.47	16.63
12-31-09	6.28	0.06		2.12	2.18	0.06	0.20		—	0.26		8.20	35.13
12-31-08	14.72	0.06	•	(5.37)	(5.31)	0.62	2.51		—	3.13		6.28	(42.90)
12-31-07	13.37	0.09		2.11	2.20	0.06	0.79		—	0.85		14.72	16.92
12-31-06	12.03	0.11	•	1.23	1.34	—	0.00	*	—	0.00	*	13.37	11.16
Class S2
06-30-11	9.33	(0.02)		0.47	0.45	—	—		—	—		9.78	4.82
12-31-10	8.11	0.05		1.26	1.31	0.09	—		—	0.09		9.33	16.32
05-28-09(6)- 12-31-09	6.70	0.06	•	1.62	1.68	0.07	0.20		—	0.27		8.11	25.65

	Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(4)	Expenses including expenses net of all reductions of the master fund(2)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-11	0.55	0.55	(0.55)	3,960	5	1.44	1.44	1.42	145
12-31-10	0.55	0.55	0.40	4,024	5	1.45	1.45	1.43	117
12-31-09	0.55	0.55	0.57	4,268	12	1.47	1.47	1.45	145
12-31-08	0.55	0.55	0.51	3,897	8	1.46	1.46	1.45	172
12-31-07	0.55	0.55	0.24	7,741	35	1.45	1.45	1.44	134
12-31-06	0.55	0.55	0.53	6,317	16	1.46	1.46	1.45	75
Class S
06-30-11	0.30	0.30	(0.30)	366,498	5	1.19	1.19	1.17	145
12-31-10	0.30	0.30	0.73	355,013	5	1.20	1.20	1.18	117
12-31-09	0.30	0.30	0.83	371,263	12	1.22	1.22	1.20	145
12-31-08	0.30	0.30	0.58	290,170	8	1.21	1.21	1.20	172
12-31-07	0.30	0.30	0.63	414,723	35	1.20	1.20	1.19	134
12-31-06	0.30	0.30	0.84	217,927	16	1.21	1.21	1.20	75
Class S2
06-30-11	0.55	0.45	(0.45)	4	5	1.44	1.34	1.32	145
12-31-10	0.55	0.45	0.59	4	5	1.45	1.35	1.33	117
05-28-09(6)- 12-31-09	0.55	0.45	1.27	4	12	1.47	1.37	1.35	145

See Accompanying Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-11	8.47	(0.02)		0.53	0.51	—	—	—	—	8.98	6.02
12-31-10	7.55	0.08		0.97	1.05	0.13	—	—	0.13	8.47	14.21
12-31-09	5.99	0.10		1.63	1.73	0.16	0.01	—	0.17	7.55	29.15
12-31-08	11.94	0.22		(4.97)	(4.75)	0.18	1.02	—	1.20	5.99	(43.07)
12-31-07	12.83	0.13	•	(0.01)	0.12	0.21	0.80	—	1.01	11.94	0.69
12-31-06	10.78	0.33	•	1.73	2.06	—	0.01	—	0.01	12.83	19.14
Class S
06-30-11	8.54	(0.00	)*	0.52	0.52	—	—	—	—	9.06	6.09
12-31-10	7.59	0.08	•	1.01	1.09	0.14	—	—	0.14	8.54	14.68
12-31-09	6.04	0.10	•	1.65	1.75	0.19	0.01	—	0.20	7.59	29.32
12-31-08	12.06	0.20	•	(4.98)	(4.78)	0.22	1.02	—	1.24	6.04	(42.96)
12-31-07	12.94	0.21		(0.05)	0.16	0.24	0.80	—	1.04	12.06	0.97
12-31-06	10.83	0.33	•	1.79	2.12	—	0.01	—	0.01	12.94	19.61
Class S2
06-30-11	8.41	(0.02)		0.52	0.50	—	—	—	—	8.91	5.95
12-31-10	7.50	0.09		0.97	1.06	0.15	—	—	0.15	8.41	14.46
05-28-09(6)- 12-31-09	6.21	0.11	•	1.40	1.51	0.21	0.01	—	0.22	7.50	24.73

	Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(4)	Expenses including expenses net of all reductions of the master fund(2)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-11	0.55	0.55	(0.55)	491	10	1.35	1.35	1.35	116
12-31-10	0.55	0.55	0.90	473	8	1.36	1.35	1.35	29
12-31-09	0.55	0.55	1.65	510	14	1.38	1.38	1.38	29
12-31-08	0.55	0.55	1.83	399	23	1.37	1.37	1.37	34
12-31-07	0.55	0.55	1.01	944	24	1.35	1.35	1.35	20
12-31-06	0.55	0.55	2.80	1,002	25	1.37	1.37	1.37	22
Class S
06-30-11	0.30	0.30	(0.30)	22,007	10	1.10	1.10	1.10	116
12-31-10	0.30	0.30	1.02	23,979	8	1.11	1.10	1.10	29
12-31-09	0.30	0.30	1.62	34,044	14	1.13	1.13	1.13	29
12-31-08	0.30	0.30	2.14	32,759	23	1.12	1.12	1.12	34
12-31-07	0.30	0.30	1.61	53,573	24	1.10	1.10	1.10	20
12-31-06	0.30	0.30	2.77	33,038	25	1.12	1.12	1.12	22
Class S2
06-30-11	0.55	0.45	(0.45)	4	10	1.35	1.25	1.25	116
12-31-10	0.55	0.45	1.20	4	8	1.36	1.25	1.25	29
05-28-09(6)- 12-31-09	0.55	0.45	2.66	4	14	1.38	1.28	1.28	29

See Accompanying Notes to Financial Statements
10

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-11	13.10	(0.04)	0.11	0.07	—	—	—	—	13.17	0.53
12-31-10	10.28	(0.04)	2.90	2.86	0.04	—	—	0.04	13.10	27.88
12-31-09	8.81	(0.01)	3.24	3.23	0.47	1.29	—	1.76	10.28	38.89
12-31-08	15.59	(0.03)•	(5.91)	(5.94)	—	0.84	—	0.84	8.81	(39.90)
12-31-07	13.84	(0.01)	2.03	2.02	—	0.27	—	0.27	15.59	14.64
12-31-06	12.39	(0.05)•	1.51	1.46	—	0.01	—	0.01	13.84	11.77
Class S
06-30-11	13.23	(0.02)	0.11	0.09	—	—	—	—	13.32	0.68
12-31-10	10.38	(0.02)	2.93	2.91	0.06	—	—	0.06	13.23	28.16
12-31-09	8.88	0.01	3.29	3.30	0.51	1.29	—	1.80	10.38	39.40
12-31-08	15.72	(0.01)•	(5.95)	(5.96)	0.04	0.84	—	0.88	8.88	(39.82)
12-31-07	13.92	0.03 •	2.05	2.08	0.01	0.27	—	0.28	15.72	15.00
12-31-06	12.42	(0.03)•	1.54	1.51	—	0.01	—	0.01	13.92	12.15
Class S2
06-30-11	13.02	(0.03)	0.10	0.07	—	—	—	—	13.09	0.54
12-31-10	10.23	(0.04)	2.89	2.85	0.06	—	—	0.06	13.02	28.02
05-28-09(6)- 12-31-09	9.95	0.01 •	2.10	2.11	0.54	1.29	—	1.83	10.23	23.22

	Ratios to average net assets			Supplemental data		Ratios and supplemental data including the master fund
	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(4)	Expenses including expenses net of all reductions of the master fund(2)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-11	0.55	0.55	(0.55)	3,013	5	1.46	1.46	1.45	97
12-31-10	0.55	0.55	(0.41)	3,453	13	1.46	1.46	1.45	25
12-31-09	0.55	0.55	(0.10)	2,613	13	1.48	1.48	1.48	57
12-31-08	0.55	0.55	(0.20)	1,953	13	1.48	1.48	1.47	145
12-31-07	0.55	0.55	(0.06)	3,315	12	1.46	1.46	1.45	113
12-31-06	0.55	0.55	(0.40)	2,190	12	1.48	1.48	1.46	149
Class S
06-30-11	0.30	0.30	(0.30)	68,491	5	1.21	1.21	1.20	97
12-31-10	0.30	0.30	(0.18)	72,007	13	1.21	1.21	1.20	25
12-31-09	0.30	0.30	0.15	63,154	13	1.23	1.23	1.23	57
12-31-08	0.30	0.30	(0.06)	49,238	13	1.23	1.23	1.22	145
12-31-07	0.30	0.30	0.20	77,608	12	1.21	1.21	1.20	113
12-31-06	0.30	0.30	(0.24)	38,562	12	1.23	1.23	1.21	149
Class S2
06-30-11	0.55	0.45	(0.45)	4	5	1.46	1.36	1.35	97
12-31-10	0.55	0.45	(0.33)	4	13	1.46	1.36	1.35	25
05-28-09(6)- 12-31-09	0.55	0.45	0.11	3	13	1.48	1.38	1.38	57
(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value. Total return for periods less than one year is not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges, which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/ additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

(6)  Commencement of operations.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements
11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser") and its insurance company affiliates. The Company currently consists of thirty-five active separate investment series. The three Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* ("Contrafund"); ING Fidelity® VIP Equity-Income Portfolio ("Equity-Income") and ING Fidelity® VIP Mid Cap Portfolio ("Mid Cap") (each, a "Portfolio" and collectively, the "Portfolios").

Each Portfolio in this report operates as a "feeder fund" and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund ("Master Fund"). Each Master Fund is a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2011, Contrafund, Equity-Income and Mid Cap Portfolios each held 2.18%, 0.37% and 0.88% of their respective Master Fund. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

The Portfolios offer three classes of shares, referred to as Adviser Class ("Class ADV"), Service Class ("Class S"), and Service 2 Class ("Class S2"). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

DSL serves as the investment adviser to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

ING Groep, which could adversely affect its business and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Portfolios' advisory agreement, which would trigger the necessity for new agreement that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A. Security Valuation. All investments held by the Master Funds are recorded at their estimated fair value, as described below. The valuation of each Portfolio's investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds' notes to their financial statements, which accompany this report.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT ADMINISTRATIVE FEES, AND MASTER FUNDS EXPENSES

Fidelity Management & Research Company ("FMR") serves as investment adviser to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee(1).

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.56%, 0.46% and 0.56%, of each respective Master Fund's current average daily net assets. Pursuant to its Investment Management Agreement with the Company, if the respective Portfolio does not invest substantially all of its assets in another investment company, DSL may charge an annual advisory fee at annual rates equal to 0.58%, 0.48% and 0.58% of average daily net assets for Contrafund, Equity-Income and Mid Cap, respectively. If a Portfolio invests substantially all of its assets in another investment company, DSL does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

If a Portfolio invests substantially all of its assets in another investment company, IFS will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Portfolios, if the respective Portfolio does not invest substantially all of its assets in another investment company, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.15% and 0.17% of average daily net assets for Contrafund, Equity-Income and Mid Cap, respectively.

(1)  Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the Master Funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

For the six months ended June 30, 2011, each Portfolio invested substantially all of its assets in its respective Master Fund.

NOTE 4 — INVESTMENT IN UNDERLYING PORTFOLIOS

For the six months ended June 30, 2011, the cost of purchases and proceeds from sales of the Master Funds were as follows:

	Purchases	Sales
Contrafund	$17,900,232	$24,497,315
Equity-Income	2,559,272	6,048,386
Mid Cap	3,434,189	7,996,031

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a Shareholder Servicing Plan ("Service Plan") for the Class S, Class S2 and Class ADV shares of each Portfolio. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S, Class S2, and Class ADV shares.

Each Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") for the Classes ADV and S2 shares of each Portfolio. The Distribution Plan provides for a distribution fee, payable to IID as the Distributor at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of each distribution fee equal to 0.10% of each Portfolio's average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012.

Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each respective Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Fund	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Contrafund	$14,981	$75,708	$90,689
Equity-Income	929	4,747	5,676
Mid Cap	2,928	15,257	18,185

At June 30, 2011, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING Life Insurance and Annuity Company	Contrafund	99.54%
	Equity-Income	98.25%
	Mid Cap	99.33%

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Contrafund
Class ADV
06-30-11	29,486	—	—	(55,243)	(25,757)	290,323	—	—	(543,014)	(252,691)
12-31-10	52,094	2,701	3,300	(153,998)	(95,903)	443,515	21,192	26,135	(1,280,629)	(789,787)
Class S
06-30-11	1,829,867	—	—	(2,414,439)	(584,572)	18,099,763	—	—	(23,933,131)	(5,833,368)
12-31-10	1,785,342	2,245,900	356,161	(12,154,730)	(7,767,327)	15,240,097	17,692,250	2,831,482	(101,972,277)	(66,208,448)
Class S2
06-30-11	—	—	—	—	—	—	—	—	—	—
12-31-10	—	448	—	(448)	—	—	3,483	—	(3,483)	—
Equity-Income
Class ADV
06-30-11	1,041	—	—	(2,212)	(1,171)	9,271	—	—	(20,039)	(10,768)
12-31-10	8,525	—	1,184	(21,524)	(11,815)	66,577	—	8,551	(163,527)	(88,399)
Class S
06-30-11	297,512	—	—	(677,604)	(380,092)	2,653,004	—	—	(6,093,806)	(3,440,802)
12-31-10	267,791	—	70,696	(2,012,615)	(1,674,128)	2,075,159	—	513,963	(15,842,773)	(13,253,651)
Mid Cap
Class ADV
06-30-11	16,827	—	—	(51,621)	(34,794)	226,893	—	—	(692,388)	(465,495)
12-31-10	57,905	—	827	(49,373)	9,359	691,352	—	9,077	(552,787)	147,642
Class S
06-30-11	245,861	—	—	(545,548)	(299,687)	3,324,874	—	—	(7,302,575)	(3,977,701)
12-31-10	664,061	—	31,323	(1,338,499)	(643,115)	7,808,399	—	346,740	(15,466,964)	(7,311,825)

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 8 — REORGANIZATIONS

On August 20, 2010, Contrafund ("Acquiring Portfolio") acquired all of the net assets of ING Fidelity® VIP Growth Portfolio ("Acquired Portfolio"), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio's shareholders on August 10, 2010. The primary purposes of the transaction were to combine policies, restrictions, management, and portfolio holdings of the Acquiring and Acquired Funds. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the period ended December 31, 2010, are as follows:

Net investment income	$2,332,990
Net realized and unrealized gain on investments	$50,855,304
Net increase in net assets resulting from operations	$53,188,294

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 20, 2010. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Portfolio Unrealized Appreciation (000s)	Conversion Ratio
	ING
	Fidelity®
	VIP Growth
Contrafund	Portfolio	$17,717	$288,953	$9,054	$(387)	1.1190

The net assets of Contrafund after the acquisition were $306,670,363.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2011. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2010 was as follows:

Ordinary Income
Contrafund	$2,857,656
Equity-Income	522,586
Mid Cap	355,836

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Contrafund	$2,542,563	$(51,220,594)	$(1,218,864)	$(895,347)	2016
				(13,374,108)	2017
				(57,457,080)	2018
				$(71,726,535)*
Equity-Income	305,814	(7,096,379)	(1,306,071)	(4,401,655)	2017
				(5,708,489)	2018
				$(10,110,144)
Mid Cap	96,074	206,694	—	(1,491,245)	2017
				(2,015,634)	2018
				$(3,506,879)

* Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios' major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios' tax year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the "Federal Income Taxes" section of the financial statement notes for the fiscal year ending December 31, 2011.

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in Contrafund, Equity-Income and Mid Cap changes with the values of the corresponding Master Fund and its investments.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Master Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund. Foreign investments may also subject a Master Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund's investments.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements". ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures,

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards ("IFRSs"). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the following Portfolios declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
Contrafund
Class ADV	$0.0530	August 9, 2011	August 5, 2011
Class S	$0.0692	August 9, 2011	August 5, 2011
Class S2	$0.0571	August 9, 2011	August 5, 2011
Equity-Income
Class ADV	$0.1087	August 9, 2011	August 5, 2011
Class S	$0.1231	August 9, 2011	August 5, 2011
Class S2	$0.1221	August 9, 2011	August 5, 2011
Mid Cap
Class ADV	$—	August 9, 2011	August 5, 2011
Class S	$0.0197	August 9, 2011	August 5, 2011
Class S2	$0.0120	August 9, 2011	August 5, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percent of Net Assets
MASTER FUND: 100.0%
15,018,583	Fidelity® VIP Contrafund® Portfolio	$370,508,433	100.0
	Total Investments in Master Fund (Cost $350,575,295)*	$370,508,433	100.0
	Liabilities in Excess of Other Assets	(45,286)	—
	Net Assets	$370,463,147	100.0

  *  Cost for federal income tax purposes is $399,157,556.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(28,649,123)
Net Unrealized Depreciation	$(28,649,123)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Master Fund	$370,508,433	$—	$—	$370,508,433
Total Investments, at value	$370,508,433	$—	$—	$370,508,433

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements
19

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percent of Net Assets
MASTER FUND: 100.0%
1,129,286	Fidelity® VIP Equity-Income Portfolio	$22,506,677	100.0
	Total Investments in Master Fund (Cost $18,402,063)*	$22,506,677	100.0
	Liabilities in Excess of Other Assets	(4,701)	—
	Net Assets	$22,501,976	100.0

  *  Cost for federal income tax purposes is $27,071,754.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(4,565,077)
Net Unrealized Depreciation	$(4,565,077)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Master Fund	$22,506,677	$—	$—	$22,506,677
Total Investments, at value	$22,506,677	$—	$—	$22,506,677

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements
20

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP MID CAP PORTFOLIO  AS OF JUNE 30, 2011 (UNAUDITED)

Shares		Value	Percent of Net Assets
MASTER FUND: 100.0%
2,208,277	Fidelity® VIP Mid Cap Portfolio	$71,526,083	100.0
	Total Investments in Master Fund (Cost $62,930,787)*	$71,526,083	100.0
	Liabilities in Excess of Other Assets	(17,921)	—
	Net Assets	$71,508,162	100.0

  *  Cost for federal income tax purposes is $70,016,108.

    Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,509,975
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$1,509,975

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/11
Asset Table
Investments, at value
Master Fund	$71,526,083	$—	$—	$71,526,083
Total Investments, at value	$71,526,083	$—	$—	$71,526,083

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements
21

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UFID  (0611-082211)

Semi-Annual Report

June 30, 2011

Classes ADV, I, S, S2 and T

ING Partners, Inc.

■	ING Solution Aggressive Growth Portfolio

■	ING Solution Conservative Portfolio

■	ING Solution Growth Portfolio

■	ING Solution Income Portfolio

■	ING Solution Moderate Portfolio

■	ING Solution 2015 Portfolio

■	ING Solution 2025 Portfolio

■	ING Solution 2035 Portfolio

■	ING Solution 2045 Portfolio
■	ING Solution 2055 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index

The corporate component of the Barclays Capital U.S. Credit Index. The U.S.

Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity,

and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**
ING Solution Aggressive Growth Portfolio
Class ADV	$1,000.00	$1,044.10	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,046.60	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,045.80	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,044.90	0.52	2.64	1,000.00	1,022.22	0.52	2.61
ING Solution Conservative Portfolio
Class ADV	$1,000.00	$1,032.40	0.62%	$3.12	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,035.10	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,032.30	0.37	1.86	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,032.40	0.52	2.62	1,000.00	1,022.22	0.52	2.61
ING Solution Growth Portfolio
Class ADV	$1,000.00	$1,042.60	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,045.00	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,044.50	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,042.40	0.52	2.63	1,000.00	1,022.22	0.52	2.61

*	Expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**
ING Solution Income Portfolio
Class ADV	$1,000.00	$1,032.30	0.62%	$3.12	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,034.40	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,032.80	0.37	1.86	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,032.60	0.52	2.62	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,031.70	0.82	4.13	1,000.00	1,020.73	0.82	4.11
ING Solution Moderate Portfolio
Class ADV	$1,000.00	$1,039.80	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,042.80	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,040.40	0.37	1.87	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,039.40	0.52	2.63	1,000.00	1,022.22	0.52	2.61
ING Solution 2015 Portfolio
Class ADV	$1,000.00	$1,039.40	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,041.30	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,039.80	0.37	1.87	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,038.70	0.52	2.63	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,038.00	0.82	4.14	1,000.00	1,020.73	0.82	4.11
ING Solution 2025 Portfolio
Class ADV	$1,000.00	$1,042.80	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,045.50	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,044.10	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,043.00	0.52	2.63	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,042.50	0.82	4.15	1,000.00	1,020.73	0.82	4.11
ING Solution 2035 Portfolio
Class ADV	$1,000.00	$1,044.70	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,047.30	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,045.90	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,046.00	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,044.10	0.82	4.16	1,000.00	1,020.73	0.82	4.11
ING Solution 2045 Portfolio
Class ADV	$1,000.00	$1,045.20	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,047.80	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,046.50	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,045.40	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,044.10	0.82	4.16	1,000.00	1,020.73	0.82	4.11
ING Solution 2055 Portfolio
Class ADV	$1,000.00	$1,045.00	0.62%	$3.14	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,048.40	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,046.70	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,045.90	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,044.20	0.82	4.16	1,000.00	1,020.73	0.82	4.11

*	Expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Solution Aggressive Growth Portfolio	ING Solution Conservative Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds*	$10,668,310	$8,246,889	$19,501,000	$233,270,742
Receivables:
Investments in affiliated underlying funds sold	142,943	131,804	284,216	3,866,515
Fund shares sold	3,058	2,995	4,607	201,541
Dividends	1,910	4,348	7,136	124,984

Total assets	10,816,221	8,386,036	19,796,959	237,463,782

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	147,909	139,153	295,539	4,183,216
Payable for fund shares redeemed	—	—	435	10,077
Payable to affiliates	4,667	3,629	8,293	91,008

Total liabilities	152,576	142,782	304,267	4,284,301

NET ASSETS	$10,663,645	$8,243,254	$19,492,692	$233,179,481

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$9,985,932	$8,035,391	$18,441,318	$231,009,875
Undistributed net investment income	20,689	45,215	79,188	9,798,907
Accumulated net realized gain (loss)	298,349	86,733	431,319	(19,768,672)
Net unrealized appreciation	358,675	75,915	540,867	12,139,371

NET ASSETS	$10,663,645	$8,243,254	$19,492,692	$233,179,481

* Cost of investments in affiliated underlying funds	$10,309,635	$8,170,974	$18,960,133	$221,131,371

Class ADV:
Net assets	$7,547,459	$5,807,998	$12,380,289	$116,652,548
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	663,577	536,034	1,296,086	10,435,700
Net asset value and redemption price per share	$11.37	$10.84	$9.55	$11.18
Class I:
Net assets	$3,447	$3,283	$975	$21,591,877
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	301	100	1,889,268
Net asset value and redemption price per share	$11.45	$10.91	$9.75	$11.43
Class S:
Net assets	$3,072,582	$2,256,365	$6,703,964	$89,961,340
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	269,145	207,587	696,399	7,945,765
Net asset value and redemption price per share	$11.42	$10.87	$9.63	$11.32
Class S2:
Net assets	$40,157	$175,608	$407,464	$4,568,769
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,524	16,186	42,477	411,628
Net asset value and redemption price per share	$11.40	$10.85	$9.59	$11.10
Class T:
Net assets	n/a	n/a	n/a	$404,947
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	35,593
Net asset value and redemption price per share	n/a	n/a	n/a	$11.38

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Solution Moderate Portfolio	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$18,339,268	$821,517,437	$1,318,024,267
Receivables:
Investments in affiliated underlying funds sold	286,088	13,726,065	19,396,398
Fund shares sold	8,667	222,118	608,592
Dividends	8,322	411,228	535,128

Total assets	18,642,345	835,876,848	1,338,564,385

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	303,095	13,935,273	19,147,339
Payable for fund shares redeemed	—	424,913	1,393,821
Payable to affiliates	7,107	306,315	484,995

Total liabilities	310,202	14,666,501	21,026,155

NET ASSETS	$18,332,143	$821,210,347	$1,317,538,230

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$17,258,106	$815,692,583	$1,288,815,898
Undistributed net investment income	135,289	26,948,376	27,828,642
Accumulated net realized gain (loss)	558,424	(90,292,581)	(183,901,538)
Net unrealized appreciation	380,324	68,861,969	184,795,228

NET ASSETS	$18,332,143	$821,210,347	$1,317,538,230

* Cost of investments in affiliated underlying funds	$17,958,944	$752,655,468	$1,133,229,039

Class ADV:
Net assets	$8,674,096	$345,707,118	$559,432,156
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	852,272	30,468,982	48,855,291
Net asset value and redemption price per share	$10.18	$11.35	$11.45
Class I:
Net assets	$1,047	$75,218,013	$134,224,131
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	100	6,486,981	11,455,608
Net asset value and redemption price per share	$10.47	$11.60	$11.72
Class S:
Net assets	$9,551,243	$380,858,191	$593,284,847
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	926,007	33,155,037	51,148,875
Net asset value and redemption price per share	$10.31	$11.49	$11.60
Class S2:
Net assets	$105,757	$16,714,504	$24,225,235
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,276	1,484,230	2,126,377
Net asset value and redemption price per share	$10.29	$11.26	$11.39
Class T:
Net assets	n/a	$2,712,521	$6,371,861
Shares authorized	n/a	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	236,794	552,711
Net asset value and redemption price per share	n/a	$11.46	$11.53

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio	ING Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$1,124,905,856	$724,976,455	$20,941,580
Receivables:
Investments in affiliated underlying funds sold	16,978,136	12,286,752	282,630
Fund shares sold	396,704	280,491	59,213
Dividends	322,772	—	—

Total assets	1,142,603,468	737,543,698	21,283,423

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	15,636,097	9,934,478	289,224
Payable for fund shares redeemed	2,062,054	2,656,525	52,620
Payable to affiliates	411,705	256,836	7,312

Total liabilities	18,109,856	12,847,839	349,156

NET ASSETS	$1,124,493,612	$724,695,859	$20,934,267

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,080,169,259	$681,338,590	$19,399,040
Undistributed net investment income	16,555,399	7,034,674	50,353
Accumulated net realized gain (loss)	(131,716,496)	(75,250,826)	676,982
Net unrealized appreciation	159,485,450	111,573,421	807,892

NET ASSETS	$1,124,493,612	$724,695,859	$20,934,267

* Cost of investments in affiliated underlying funds	$965,420,406	$613,403,034	$20,133,688

Class ADV:
Net assets	$480,881,780	$278,546,066	$9,026,983
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	41,122,183	23,608,172	761,549
Net asset value and redemption price per share	$11.69	$11.80	$11.85
Class I:
Net assets	$121,711,743	$92,963,903	$2,644,865
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,183,365	7,711,360	221,909
Net asset value and redemption price per share	$11.95	$12.06	$11.92
Class S:
Net assets	$496,120,136	$334,471,415	$8,668,597
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	41,890,346	28,029,962	729,495
Net asset value and redemption price per share	$11.84	$11.93	$11.88
Class S2:
Net assets	$21,800,777	$16,264,993	$585,421
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,881,554	1,384,319	49,354
Net asset value and redemption price per share	$11.59	$11.75	$11.86
Class T:
Net assets	$3,979,176	$2,449,482	$8,401
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	336,429	206,754	711
Net asset value and redemption price per share	$11.83	$11.85	$11.81

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Solution Aggressive Growth Portfolio	ING Solution Conservative Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$23,289	$32,002	$50,842	$1,286,193

Total investment income	23,289	32,002	50,842	1,286,193

EXPENSES:
Investment management fees	4,157	2,978	7,429	116,722
Distribution and service fees:
Class ADV	14,748	10,102	22,098	282,912
Class S	2,809	2,263	6,908	115,831
Class S2	410	258	1,230	11,854
Class T	—	—	—	1,587
Administrative service fees	831	596	1,486	23,343
Miscellaneous expense	246	113	315	434

Total expenses	23,201	16,310	39,466	552,683
Net waived and reimbursed fees	(82)	(52)	(246)	(2,477)

Net expenses	23,119	16,258	39,220	550,206

Net investment income	170	15,744	11,622	735,987

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain	254,157	72,459	345,790	10,861,086
Net change in unrealized appreciation or depreciation	79,709	62,121	135,121	(3,972,470)

Net realized and unrealized gain	333,866	134,580	480,911	6,888,616

Increase in net assets resulting from operations	$334,036	$150,324	$492,533	$7,624,603

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Solution Moderate Portfolio	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$59,051	$4,505,398	$5,592,827

Total investment income	59,051	4,505,398	5,592,827

EXPENSES:
Investment management fees	6,714	409,308	645,514
Distribution and service fees:
Class ADV	12,596	852,276	1,363,954
Class S	10,366	479,340	730,610
Class S2	238	40,156	56,964
Class T	—	9,933	23,473
Administrative service fees	1,343	81,855	129,093
Miscellaneous expense	257	1,508	2,504

Total expenses	31,514	1,874,376	2,952,112
Net waived and reimbursed fees	(48)	(8,693)	(12,958)

Net expenses	31,466	1,865,683	2,939,154

Net investment income	27,585	2,639,715	2,653,673

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain	407,891	53,347,264	47,752,662
Net change in unrealized appreciation or depreciation	36,453	(24,120,798)	4,634,173

Net realized and unrealized gain	444,344	29,226,466	52,386,835

Increase in net assets resulting from operations	$471,929	$31,866,181	$55,040,508

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio	ING Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,268,016	$881,172	$19,021

Total investment income	3,268,016	881,172	19,021

EXPENSES:
Investment management fees	551,063	354,540	8,084
Distribution and service fees:
Class ADV	1,174,020	680,967	17,030
Class S	609,608	390,934	8,370
Class S2	50,726	38,284	1,052
Class T	14,699	8,916	29
Administrative service fees	110,205	70,903	1,616
Miscellaneous expense	2,774	2,172	332

Total expenses	2,513,095	1,546,716	36,513
Net waived and reimbursed fees	(11,125)	(8,251)	(212)

Net expenses	2,501,970	1,538,465	36,301

Net investment income (loss)	766,046	(657,293)	(17,280)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain	43,703,562	34,344,490	659,954
Net change in unrealized appreciation or depreciation	4,455,225	(1,825,172)	(48,657)

Net realized and unrealized gain	48,158,787	32,519,318	611,297

Increase in net assets resulting from operations	$48,924,833	$31,862,025	$594,017

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Aggressive Growth Portfolio		ING Solution Conservative Portfolio
	Six Months Ended June 30, 2011	April 30, 2010(1) to December 31, 2010	Six Months Ended June 30, 2011	April 30, 2010(1) to December 31, 2010
FROM OPERATIONS:
Net investment income	$170	$18,488	$15,744	$28,048
Net realized gain	254,157	46,215	72,459	15,689
Net change in unrealized appreciation or depreciation	79,709	278,966	62,121	13,794

Increase in net assets resulting from operations	334,036	343,669	150,324	57,531

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,179,704	6,178,037	5,862,925	3,386,632
Cost of shares redeemed	(1,107,309)	(264,492)	(845,774)	(368,384)

Net increase in net assets resulting from capital share transactions	4,072,395	5,913,545	5,017,151	3,018,248

Net increase in net assets	4,406,431	6,257,214	5,167,475	3,075,779

NET ASSETS:
Beginning of period	6,257,214	—	3,075,779	—

End of period	$10,663,645	$6,257,214	$8,243,254	$3,075,779

Undistributed net investment income at end of period	$20,689	$20,519	$45,215	$29,471

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Growth Portfolio		ING Solution Income Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$11,622	$61,519	$735,987	$7,463,941
Net realized gain	345,790	133,707	10,861,086	10,561,442
Net change in unrealized appreciation or depreciation	135,121	338,985	(3,972,470)	2,468,751

Increase in net assets resulting from operations	492,533	534,211	7,624,603	20,494,134

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7)	—	(3,340,664)
Class I	—	(9)	—	(778,507)
Class S	—	(10,571)	—	(3,083,437)
Class S2	—	(34)	—	(186,747)
Class T	—	—	—	(14,106)

Total distributions	—	(10,621)	—	(7,403,461)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,110,284	8,861,778	30,719,572	59,189,253
Reinvestment of distributions	—	10,571	—	7,403,461

	10,110,284	8,872,349	30,719,572	66,592,714
Cost of shares redeemed	(968,603)	(278,201)	(39,941,001)	(62,005,929)

Net increase (decrease) in net assets resulting from capital share transactions	9,141,681	8,594,148	(9,221,429)	4,586,785

Net increase (decrease) in net assets	9,634,214	9,117,738	(1,596,826)	17,677,458

NET ASSETS:
Beginning of period	9,858,478	740,740	234,776,307	217,098,849

End of period	$19,492,692	$9,858,478	$233,179,481	$234,776,307

Undistributed net investment income at end of period	$79,188	$67,566	$9,798,907	$9,062,920

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Moderate Portfolio		ING Solution 2015 Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$27,585	$94,858	$2,639,715	$20,618,784
Net realized gain	407,891	190,964	53,347,264	9,792,538
Net change in unrealized appreciation or depreciation	36,453	210,078	(24,120,798)	50,621,705

Increase in net assets resulting from operations	471,929	495,900	31,866,181	81,033,027

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,717)	—	(6,560,701)
Class I	—	(13)	—	(1,657,246)
Class S	—	(29,511)	—	(8,189,236)
Class S2	—	(45)	—	(346,966)
Class T	—	—	—	(48,315)
Net realized gains:
Class ADV	—	(585)	—	—
Class I	—	(5)	—	—
Class S	—	(10,815)	—	—
Class S2	—	(15)	—	—

Total distributions	—	(42,706)	—	(16,802,464)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,050,877	7,982,370	77,752,068	153,395,299
Reinvestment of distributions	—	42,609	—	16,802,464

	9,050,877	8,024,979	77,752,068	170,197,763
Cost of shares redeemed	(825,274)	(374,409)	(98,402,213)	(148,326,550)

Net increase (decrease) in net assets resulting from capital share transactions	8,225,603	7,650,570	(20,650,145)	21,871,213

Net increase in net assets	8,697,532	8,103,764	11,216,036	86,101,776

NET ASSETS:
Beginning of period	9,634,611	1,530,847	809,994,311	723,892,535

End of period	$18,332,143	$9,634,611	$821,210,347	$809,994,311

Undistributed net investment income at end of period	$135,289	$107,704	$26,948,376	$24,308,661

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2025 Portfolio		ING Solution 2035 Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$2,653,673	$22,789,809	$766,046	$14,796,621
Net realized gain (loss)	47,752,662	(16,404,444)	43,703,562	(16,618,803)
Net change in unrealized appreciation or depreciation	4,634,173	143,939,861	4,455,225	135,520,456

Increase in net assets resulting from operations	55,040,508	150,325,226	48,924,833	133,698,274

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(6,781,215)	—	(4,272,162)
Class I	—	(1,991,643)	—	(1,325,539)
Class S	—	(8,486,689)	—	(5,254,947)
Class S2	—	(335,207)	—	(238,633)
Class T	—	(68,878)	—	(29,900)

Total distributions	—	(17,663,632)	—	(11,121,181)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	121,819,626	203,590,100	119,701,262	181,862,931
Reinvestment of distributions	—	17,663,632	—	11,121,181

	121,819,626	221,253,732	119,701,262	192,984,112
Cost of shares redeemed	(109,480,681)	(171,803,895)	(113,592,497)	(130,975,091)

Net increase in net assets resulting from capital share transactions	12,338,945	49,449,837	6,108,765	62,009,021

Net increase in net assets	67,379,453	182,111,431	55,033,598	184,586,114

NET ASSETS:
Beginning of period	1,250,158,777	1,068,047,346	1,069,460,014	884,873,900

End of period	$1,317,538,230	$1,250,158,777	$1,124,493,612	$1,069,460,014

Undistributed net investment income at end of period	$27,828,642	$25,174,969	$16,555,399	$15,789,353

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2045 Portfolio		ING Solution 2055 Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	March 8, 2010(1) to December 31, 2010
FROM OPERATIONS:
Net investment income (loss)	$(657,293)	$7,453,829	$(17,280)	$63,229
Net realized gain (loss)	34,344,490	(23,580,823)	659,954	20,515
Net change in unrealized appreciation or depreciation	(1,825,172)	105,521,003	(48,657)	856,549

Increase in net assets resulting from operations	31,862,025	89,394,009	594,017	940,293

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,692,814)	—	—
Class I	—	(767,598)	—	—
Class S	—	(2,628,850)	—	—
Class S2	—	(140,124)	—	—
Class T	—	(10,767)	—	—

Total distributions	—	(5,240,153)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	97,547,345	125,521,705	14,517,545	11,460,549
Reinvestment of distributions	—	5,240,153	—	—

	97,547,345	130,761,858	14,517,545	11,460,549
Cost of shares redeemed	(91,374,845)	(80,728,582)	(4,745,622)	(1,832,515)

Net increase in net assets resulting from capital share transactions	6,172,500	50,033,276	9,771,923	9,628,034

Net increase in net assets	38,034,525	134,187,132	10,365,940	10,568,327

NET ASSETS:
Beginning of period	686,661,334	552,474,202	10,568,327	—

End of period	$724,695,859	$686,661,334	$20,934,267	$10,568,327

Undistributed net investment income at end of period	$7,034,674	$7,691,967	$50,353	$67,633

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution Aggressive Growth Portfolio
Class ADV
06-30-11	10.89	(0.00	)•,*	0.48	0.48	—	—		—	—	11.37	4.41	0.62	0.62	0.62	(0.06)	7,547	47
04-30-10(5) - 12-31-10	10.00	0.11	•	0.78	0.89	—	—		—	—	10.89	8.90	0.62	0.62	0.62	1.57	4,677	26
Class I
06-30-11	10.94	0.03		0.48	0.51	—	—		—	—	11.45	4.66	0.12	0.12	0.12	0.47	3	47
04-30-10(5) - 12-31-10	10.00	0.16		0.78	0.94	—	—		—	—	10.94	9.40	0.12	0.12	0.12	2.50	3	26
Class S
06-30-11	10.92	0.01	•	0.49	0.50	—	—		—	—	11.42	4.58	0.37	0.37	0.37	0.18	3,073	47
04-30-10(5) - 12-31-10	10.00	0.10	•	0.82	0.92	—	—		—	—	10.92	9.20	0.37	0.37	0.37	1.46	1,438	26
Class S2
06-30-11	10.91	0.00	•,*	0.49	0.49	—	—		—	—	11.40	4.49	0.62	0.52	0.52	0.05	40	47
04-30-10(5) - 12-31-10	10.00	0.09	•	0.82	0.91	—	—		—	—	10.91	9.10	0.62	0.52	0.52	1.29	138	26

ING Solution Conservative Portfolio
Class ADV
06-30-11	10.50	0.02	•	0.32	0.34	—	—		—	—	10.84	3.24	0.62	0.62	0.62	0.44	5,808	36
04-30-10(5) - 12-31-10	10.00	0.36	•	0.14	0.50	—	—		—	—	10.50	5.00	0.62	0.62	0.62	5.24	1,911	51
Class I
06-30-11	10.54	0.05		0.32	0.37	—	—		—	—	10.91	3.51	0.12	0.12	0.12	0.99	3	36
04-30-10(5) - 12-31-10	10.00	0.34		0.20	0.54	—	—		—	—	10.54	5.40	0.12	0.12	0.12	5.03	3	51
Class S
06-30-11	10.53	0.04	•	0.30	0.34	—	—		—	—	10.87	3.23	0.37	0.37	0.37	0.73	2,256	36
04-30-10(5) - 12-31-10	10.00	0.29	•	0.24	0.53	—	—		—	—	10.53	5.30	0.37	0.37	0.37	4.23	1,098	51
Class S2
06-30-11	10.51	0.03	•	0.31	0.34	—	—		—	—	10.85	3.24	0.62	0.52	0.52	0.55	176	36
04-30-10(5) - 12-31-10	10.00	0.44	•	0.07	0.51	—	—		—	—	10.51	5.10	0.62	0.52	0.52	6.35	64	51

ING Solution Growth Portfolio
Class ADV
06-30-11	9.16	0.00	•,*	0.39	0.39	—	—		—	—	9.55	4.26	0.62	0.62	0.62	0.05	12,380	33
12-31-10	8.24	0.26	•	0.73	0.99	0.07	—		—	0.07	9.16	12.07	0.62	0.62	0.62	2.95	4,837	43
12-31-09	6.67	0.14		1.46	1.60	0.02	0.01		—	0.03	8.24	24.00	0.62	0.62	0.62	1.89	1	77
12-31-08	9.81	0.14	•	(3.28)	(3.14)	—	0.00	*	—	—	6.67	(32.00)	0.62	0.62	0.62	1.59	1	283
07-02-07(5) - 12-31-07	10.00	0.08		(0.27)	(0.19)	—	—		—	—	9.81	(1.90)	0.62	0.62	0.62	1.58	1	8

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution Growth Portfolio (Continued)
Class I
06-30-11	9.33	0.02		0.40	0.42	—		—		—	—	9.75	4.50	0.12	0.12	0.12	0.51	1	33
12-31-10	8.34	0.18		0.90	1.08	0.09		—		—	0.09	9.33	13.11	0.12	0.12	0.12	2.10	1	43
12-31-09	6.74	0.18		1.48	1.66	0.05		0.01		—	0.06	8.34	24.68	0.12	0.12	0.12	2.50	1	77
12-31-08	9.85	0.19	•	(3.30)	(3.11)	—		0.00	*	—	—	6.74	(31.57)	0.12	0.12	0.12	2.19	1	283
07-02-07(5) - 12-31-07	10.00	0.11		(0.26)	(0.15)	—		—		—	—	9.85	(1.50)	0.12	0.12	0.12	2.28	1	8
Class S
06-30-11	9.22	0.02	•	0.39	0.41	—		—		—	—	9.63	4.45	0.37	0.37	0.37	0.33	6,704	33
12-31-10	8.27	0.20	•	0.84	1.04	0.09		—		—	0.09	9.22	12.74	0.37	0.37	0.37	2.28	4,729	43
12-31-09	6.70	0.20	•	1.44	1.64	0.06		0.01		—	0.07	8.27	24.48	0.37	0.37	0.37	2.67	739	77
12-31-08	9.83	0.22	•	(3.35)	(3.13)	0.00	*	0.00	*	—	—	6.70	(31.81)	0.37	0.37	0.37	3.14	173	283
07-02-07(5) - 12-31-07	10.00	0.09		(0.26)	(0.17)	—		—		—	—	9.83	(1.70)	0.37	0.37	0.37	1.83	1	8
Class S2
06-30-11	9.20	0.01	•	0.38	0.39	—		—		—	—	9.59	4.24	0.62	0.52	0.52	0.15	407	33
04-30-10(5) - 12-31-10	8.68	0.12	•	0.50	0.62	0.10		—		—	0.10	9.20	7.28	0.62	0.52	0.52	2.10	291	43
ING Solution Income Portfolio
Class ADV
06-30-11	10.83	0.02		0.33	0.35	—		—		—	—	11.18	3.23	0.62	0.62	0.62	0.48	116,653	30
12-31-10	10.24	0.33	•	0.60	0.93	0.34		—		—	0.34	10.83	9.26	0.62	0.62	0.62	3.11	110,352	64
12-31-09	9.27	0.31	•	1.23	1.54	0.53		0.04		—	0.57	10.24	16.98	0.62	0.62	0.62	3.24	107,684	70
12-31-08	11.54	0.37	•	(2.27)	(1.90)	0.19		0.18		—	0.37	9.27	(16.93)	0.62	0.62	0.62	3.46	85,343	84
12-31-07	11.08	0.32	•	0.22	0.54	0.07		0.01		—	0.08	11.54	4.91	0.62	0.62	0.62	2.80	93,760	35
12-31-06	10.36	0.57	•	0.17	0.74	0.02		0.00	*	—	0.02	11.08	7.21	0.62	0.62	0.62	5.29	20,477	32
Class I
06-30-11	11.05	0.06	•	0.32	0.38	—		—		—	—	11.43	3.44	0.12	0.12	0.12	0.99	21,592	30
12-31-10	10.43	0.39	•	0.62	1.01	0.39		—		—	0.39	11.05	9.86	0.12	0.12	0.12	3.69	24,509	64
12-31-09	9.43	0.28	•	1.34	1.62	0.58		0.04		—	0.62	10.43	17.62	0.12	0.12	0.12	2.87	18,772	70
12-31-08	11.70	0.48	•	(2.35)	(1.87)	0.22		0.18		—	0.40	9.43	(16.49)	0.12	0.12	0.12	4.41	24,417	84
12-31-07	11.18	0.37	•	0.24	0.61	0.08		0.01		—	0.09	11.70	5.44	0.12	0.12	0.12	3.20	18,104	35
12-31-06	10.41	0.42	•	0.37	0.79	0.02		0.00	*	—	0.02	11.18	7.66	0.12	0.12	0.12	3.89	3,053	32
Class S
06-30-11	10.96	0.04	•	0.32	0.36	—		—		—	—	11.32	3.28	0.37	0.37	0.37	0.73	89,961	30
12-31-10	10.35	0.36	•	0.61	0.97	0.36		—		—	0.36	10.96	9.60	0.37	0.37	0.37	3.40	93,940	64
12-31-09	9.37	0.33		1.24	1.57	0.55		0.04		—	0.59	10.35	17.20	0.37	0.37	0.37	3.41	90,135	70
12-31-08	11.63	0.40	•	(2.29)	(1.89)	0.19		0.18		—	0.37	9.37	(16.66)	0.37	0.37	0.37	3.70	77,076	84
12-31-07	11.13	0.30	•	0.28	0.58	0.07		0.01		—	0.08	11.63	5.23	0.37	0.37	0.37	2.61	88,723	35
12-31-06	10.39	0.36	•	0.40	0.76	0.02		0.00	*	—	0.02	11.13	7.37	0.37	0.37	0.37	3.28	54,634	32

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution Income Portfolio (Continued)
Class S2
06-30-11	10.75	0.03	•	0.32	0.35	—	—		—	—	11.10	3.26	0.62	0.52	0.52	0.59	4,569	30
12-31-10	10.20	0.43	•	0.51	0.94	0.39	—		—	0.39	10.75	9.39	0.62	0.52	0.52	4.17	5,543	64
05-28-09(5)- 12-31-09	9.59	0.31	•	0.92	1.23	0.58	0.04		—	0.62	10.20	13.26	0.62	0.52	0.52	5.29	3	70
Class T
06-30-11	11.03	0.02	•	0.33	0.35	—	—		—	—	11.38	3.17	0.87	0.82	0.82	0.28	405	30
12-31-10	10.42	0.30	•	0.61	0.91	0.30	—		—	0.30	11.03	8.95	0.87	0.82	0.82	2.83	432	64
12-31-09	9.34	0.28	•	1.26	1.54	0.42	0.04		—	0.46	10.42	16.85	0.87	0.82	0.82	2.93	505	70
12-31-08	11.54	0.31	•	(2.25)	(1.94)	0.08	0.18		—	0.26	9.34	(17.14)	0.87	0.82	0.82	2.89	623	84
12-31-07	11.03	0.20		0.32	0.52	—	0.01		—	0.01	11.54	4.72	0.87	0.82	0.82	1.75	1,636	35
12-31-06	10.34	0.10	•	0.61	0.71	0.02	0.00	*	—	0.02	11.03	6.93	0.87	0.82	0.82	0.94	2,245	32

ING Solution Moderate Portfolio
Class ADV
06-30-11	9.79	0.01	•	0.38	0.39	—	—		—	—	10.18	3.98	0.62	0.62	0.62	0.25	8,674	38
12-31-10	9.06	0.41	•	0.51	0.92	0.14	0.05		—	0.19	9.79	10.35	0.62	0.62	0.62	4.34	2,690	47
12-31-09	7.61	0.20		1.29	1.49	0.03	0.01		—	0.04	9.06	19.69	0.62	0.62	0.62	2.47	1	87
12-31-08	10.00	0.16		(2.55)	(2.39)	—	0.00	*	—	—	7.61	(23.88)	0.62	0.62	0.62	1.78	1	212
07-02-07(5) - 12-31-07	10.00	0.13		(0.13)	—	—	—		—	—	10.00	0.00 *	0.62	0.62	0.62	2.55	1	7
Class I
06-30-11	10.04	0.04		0.39	0.43	—	—		—	—	10.47	4.28	0.12	0.12	0.12	0.86	1	38
12-31-10	9.17	0.26		0.79	1.05	0.13	0.05		—	0.18	10.04	11.66	0.12	0.12	0.12	2.75	1	47
12-31-09	7.69	0.24	•	1.32	1.56	0.07	0.01		—	0.08	9.17	20.46	0.12	0.12	0.12	2.93	1	87
12-31-08	10.04	0.21	•	(2.55)	(2.34)	0.01	0.00	*	—	0.01	7.69	(23.32)	0.12	0.12	0.12	2.26	1	212
07-02-07(5) - 12-31-07	10.00	0.15		(0.11)	0.04	—	—		—	—	10.04	0.40	0.12	0.12	0.12	3.04	1	7
Class S
06-30-11	9.91	0.03	•	0.37	0.40	—	—		—	—	10.31	4.04	0.37	0.37	0.37	0.51	9,551	38
12-31-10	9.09	0.26	•	0.74	1.00	0.13	0.05		—	0.18	9.91	11.19	0.37	0.37	0.37	2.74	6,911	47
12-31-09	7.64	0.25	•	1.29	1.54	0.08	0.01		—	0.09	9.09	20.31	0.37	0.37	0.37	2.98	1,529	87
12-31-08	10.02	0.46	•	(2.82)	(2.36)	0.02	0.00	*	—	0.02	7.64	(23.63)	0.37	0.37	0.37	6.07	625	212
07-02-07(5) - 12-31-07	10.00	0.14		(0.12)	0.02	—	—		—	—	10.02	0.20	0.37	0.37	0.37	2.79	1	7
Class S2
06-30-11	9.90	0.02	•	0.37	0.39	—	—		—	—	10.29	3.94	0.62	0.52	0.52	0.34	106	38
04-30-10(5) - 12-31-10	9.51	0.21	•	0.37	0.58	0.14	0.05		—	0.19	9.90	6.30	0.62	0.52	0.52	3.30	32	47

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution 2015 Portfolio
Class ADV
06-30-11	10.92	0.03		0.40	0.43	—	—	—	—	11.35	3.94	0.62	0.62	0.62	0.48	345,707	31
12-31-10	10.07	0.27		0.80	1.07	0.22	—	—	0.22	10.92	10.82	0.62	0.62	0.62	2.54	336,038	61
12-31-09	8.63	0.21	•	1.67	1.88	0.35	0.09	—	0.44	10.07	22.16	0.62	0.62	0.62	2.32	310,244	60
12-31-08	12.26	0.28	•	(3.51)	(3.23)	0.17	0.23	—	0.40	8.63	(27.05)	0.62	0.62	0.62	2.56	231,719	59
12-31-07	11.84	0.24	•	0.27	0.51	0.07	0.02	—	0.09	12.26	4.30	0.62	0.62	0.62	1.99	237,369	39
12-31-06	10.74	0.40	•	0.73	1.13	0.02	0.01	—	0.03	11.84	10.54	0.62	0.62	0.62	3.49	71,923	14
Class I
06-30-11	11.14	0.06	•	0.40	0.46	—	—	—	—	11.60	4.13	0.12	0.12	0.12	0.98	75,218	31
12-31-10	10.25	0.32		0.83	1.15	0.26	—	—	0.26	11.14	11.49	0.12	0.12	0.12	3.03	75,820	61
12-31-09	8.78	0.25		1.70	1.95	0.39	0.09	—	0.48	10.25	22.70	0.12	0.12	0.12	2.68	65,252	60
12-31-08	12.44	0.34	•	(3.57)	(3.23)	0.20	0.23	—	0.43	8.78	(26.71)	0.12	0.12	0.12	3.10	51,793	59
12-31-07	11.95	0.30	•	0.28	0.58	0.07	0.02	—	0.09	12.44	4.90	0.12	0.12	0.12	2.41	41,863	39
12-31-06	10.80	0.33	•	0.85	1.18	0.02	0.01	—	0.03	11.95	10.96	0.12	0.12	0.12	2.85	14,384	14
Class S
06-30-11	11.05	0.05		0.39	0.44	—	—	—	—	11.49	3.98	0.37	0.37	0.37	0.73	380,858	31
12-31-10	10.17	0.29		0.83	1.12	0.24	—	—	0.24	11.05	11.25	0.37	0.37	0.37	2.82	380,318	61
12-31-09	8.72	0.21		1.70	1.91	0.37	0.09	—	0.46	10.17	22.32	0.37	0.37	0.37	2.53	345,876	60
12-31-08	12.36	0.30	•	(3.53)	(3.23)	0.18	0.23	—	0.41	8.72	(26.86)	0.37	0.37	0.37	2.78	265,937	59
12-31-07	11.90	0.24	•	0.31	0.55	0.07	0.02	—	0.09	12.36	4.60	0.37	0.37	0.37	1.96	300,704	39
12-31-06	10.77	0.29	•	0.87	1.16	0.02	0.01	—	0.03	11.90	10.78	0.37	0.37	0.37	2.52	191,100	14
Class S2
06-30-11	10.84	0.02		0.40	0.42	—	—	—	—	11.26	3.87	0.62	0.52	0.52	0.58	16,715	31
12-31-10	10.02	0.36	•	0.72	1.08	0.26	—	—	0.26	10.84	11.05	0.62	0.52	0.52	3.54	15,289	61
05-28-09(5)- 12-31-09	8.97	0.21	•	1.32	1.53	0.39	0.09	—	0.48	10.02	17.53	0.62	0.52	0.52	3.70	3	60
Class T
06-30-11	11.04	0.02	•	0.40	0.42	—	—	—	—	11.46	3.80	0.87	0.82	0.82	0.28	2,713	31
12-31-10	10.17	0.24	•	0.83	1.07	0.20	—	—	0.20	11.04	10.65	0.87	0.82	0.82	2.30	2,529	61
12-31-09	8.70	0.18	•	1.69	1.87	0.31	0.09	—	0.40	10.17	21.79	0.87	0.82	0.82	1.95	2,517	60
12-31-08	12.28	0.27		(3.54)	(3.27)	0.08	0.23	—	0.31	8.70	(27.17)	0.87	0.82	0.82	2.27	2,615	59
12-31-07	11.81	0.17		0.32	0.49	—	0.02	—	0.02	12.28	4.15	0.87	0.82	0.82	1.38	4,220	39
12-31-06	10.74	0.04	•	1.06	1.10	0.02	0.01	—	0.03	11.81	10.26	0.87	0.82	0.82	0.38	4,661	14

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution 2025 Portfolio
Class ADV
06-30-11	10.98	0.01		0.46	0.47	—	—	—	—	11.45	4.28	0.62	0.62	0.62	0.25	559,432	30
12-31-10	9.82	0.18		1.12	1.30	0.14	—	—	0.14	10.98	13.50	0.62	0.62	0.62	1.84	522,321	56
12-31-09	8.06	0.15	•	1.88	2.03	0.26	0.01	—	0.27	9.82	25.54	0.62	0.62	0.62	1.73	457,213	51
12-31-08	12.71	0.20	•	(4.41)	(4.21)	0.13	0.31	—	0.44	8.06	(34.05)	0.62	0.62	0.62	1.87	321,460	62
12-31-07	12.28	0.15	•	0.37	0.52	0.05	0.04	—	0.09	12.71	4.28	0.62	0.62	0.62	1.16	345,763	39
12-31-06	10.97	0.27	•	1.08	1.35	0.02	0.02	—	0.04	12.28	12.37	0.62	0.62	0.62	2.29	100,091	23
Class I
06-30-11	11.21	0.04		0.47	0.51	—	—	—	—	11.72	4.55	0.12	0.12	0.12	0.75	134,224	30
12-31-10	10.01	0.23		1.15	1.38	0.18	—	—	0.18	11.21	14.10	0.12	0.12	0.12	2.34	126,678	56
12-31-09	8.21	0.17		1.95	2.12	0.31	0.01	—	0.32	10.01	26.13	0.12	0.12	0.12	2.15	102,548	51
12-31-08	12.91	0.26	•	(4.49)	(4.23)	0.16	0.31	—	0.47	8.21	(33.72)	0.12	0.12	0.12	2.41	72,518	62
12-31-07	12.41	0.22	•	0.38	0.60	0.06	0.04	—	0.10	12.91	4.84	0.12	0.12	0.12	1.74	59,212	39
12-31-06	11.03	0.22	•	1.21	1.43	0.03	0.02	—	0.05	12.41	12.94	0.12	0.12	0.12	1.87	17,540	23
Class S
06-30-11	11.11	0.03		0.46	0.49	—	—	—	—	11.60	4.41	0.37	0.37	0.37	0.50	593,285	30
12-31-10	9.93	0.21		1.13	1.34	0.16	—	—	0.16	11.11	13.79	0.37	0.37	0.37	2.11	574,267	56
12-31-09	8.15	0.17	•	1.90	2.07	0.28	0.01	—	0.29	9.93	25.78	0.37	0.37	0.37	1.98	502,884	51
12-31-08	12.82	0.22	•	(4.44)	(4.22)	0.14	0.31	—	0.45	8.15	(33.87)	0.37	0.37	0.37	2.06	341,919	62
12-31-07	12.34	0.15	•	0.42	0.57	0.05	0.04	—	0.09	12.82	4.64	0.37	0.37	0.37	1.18	446,724	39
12-31-06	11.00	0.19	•	1.19	1.38	0.02	0.02	—	0.04	12.34	12.59	0.37	0.37	0.37	1.58	282,074	23
Class S2
06-30-11	10.92	0.02	•	0.45	0.47	—	—	—	—	11.39	4.30	0.62	0.52	0.52	0.34	24,225	30
12-31-10	9.80	0.26	•	1.04	1.30	0.18	—	—	0.18	10.92	13.59	0.62	0.52	0.52	2.59	20,678	56
05-28-09(5)- 12-31-09	8.44	0.16	•	1.52	1.68	0.31	0.01	—	0.32	9.80	20.20	0.62	0.52	0.52	2.84	3	51
Class T
06-30-11	11.06	0.01		0.46	0.47	—	—	—	—	11.53	4.25	0.87	0.82	0.82	0.05	6,372	30
12-31-10	9.89	0.16		1.14	1.30	0.13	—	—	0.13	11.06	13.28	0.87	0.82	0.82	1.65	6,215	56
12-31-09	8.10	0.13		1.89	2.02	0.22	0.01	—	0.23	9.89	25.14	0.87	0.82	0.82	1.48	5,399	51
12-31-08	12.72	0.16	•	(4.41)	(4.25)	0.06	0.31	—	0.37	8.10	(34.18)	0.87	0.82	0.82	1.45	4,423	62
12-31-07	12.25	0.07	•	0.44	0.51	—	0.04	—	0.04	12.72	4.17	0.87	0.82	0.82	0.53	7,917	39
12-31-06	10.97	0.02	•	1.31	1.33	0.03	0.02	—	0.05	12.25	12.09	0.87	0.82	0.82	0.19	9,588	23
See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution 2035 Portfolio
Class ADV
06-30-11	11.19	(0.00	)*	0.50	0.50	—	—	—	—	11.69	4.47	0.62	0.62	0.62	(0.03)	480,882	35
12-31-10	9.90	0.14		1.26	1.40	0.11	—	—	0.11	11.19	14.29	0.62	0.62	0.62	1.39	453,363	56
12-31-09	7.94	0.12	•	2.08	2.20	0.23	0.01	—	0.24	9.90	28.00	0.62	0.62	0.62	1.35	389,542	46
12-31-08	13.19	0.15	•	(4.91)	(4.76)	0.14	0.35	—	0.49	7.94	(37.18)	0.62	0.62	0.62	1.38	252,226	62
12-31-07	12.65	0.12	•	0.51	0.63	0.05	0.04	—	0.09	13.19	5.03	0.62	0.62	0.62	0.88	279,171	32
12-31-06	11.13	0.31	•	1.23	1.54	0.01	0.01	—	0.02	12.65	13.91	0.62	0.62	0.62	2.60	73,683	15
Class I
06-30-11	11.41	0.03		0.51	0.54	—	—	—	—	11.95	4.73	0.12	0.12	0.12	0.47	121,712	35
12-31-10	10.09	0.20	•	1.27	1.47	0.15	—	—	0.15	11.41	14.77	0.12	0.12	0.12	1.90	115,744	56
12-31-09	8.08	0.16	•	2.13	2.29	0.27	0.01	—	0.28	10.09	28.68	0.12	0.12	0.12	1.82	85,142	46
12-31-08	13.38	0.21	•	(4.99)	(4.78)	0.17	0.35	—	0.52	8.08	(36.85)	0.12	0.12	0.12	1.96	50,607	62
12-31-07	12.76	0.19	•	0.53	0.72	0.06	0.04	—	0.10	13.38	5.66	0.12	0.12	0.12	1.43	44,254	32
12-31-06	11.19	0.22	•	1.37	1.59	0.01	0.01	—	0.02	12.76	14.29	0.12	0.12	0.12	1.84	16,647	15
Class S
06-30-11	11.32	0.01		0.51	0.52	—	—	—	—	11.84	4.59	0.37	0.37	0.37	0.22	496,120	35
12-31-10	10.01	0.16		1.28	1.44	0.13	—	—	0.13	11.32	14.56	0.37	0.37	0.37	1.65	477,985	56
12-31-09	8.02	0.14	•	2.11	2.25	0.25	0.01	—	0.26	10.01	28.35	0.37	0.37	0.37	1.59	406,568	46
12-31-08	13.29	0.17	•	(4.94)	(4.77)	0.15	0.35	—	0.50	8.02	(37.01)	0.37	0.37	0.37	1.59	269,288	62
12-31-07	12.71	0.12	•	0.55	0.67	0.05	0.04	—	0.09	13.29	5.30	0.37	0.37	0.37	0.93	347,197	32
12-31-06	11.16	0.22	•	1.35	1.57	0.01	0.01	—	0.02	12.71	14.13	0.37	0.37	0.37	1.85	222,502	15
Class S2
06-30-11	11.08	0.00	•,*	0.51	0.51	—	—	—	—	11.59	4.60	0.62	0.52	0.52	0.07	21,801	35
12-31-10	9.83	0.21	•	1.19	1.40	0.15	—	—	0.15	11.08	14.44	0.62	0.52	0.52	2.08	18,369	56
05-28-09(5)- 12-31-09	8.32	0.13	•	1.66	1.79	0.27	0.01	—	0.28	9.83	21.84	0.62	0.52	0.52	2.35	4	46
Class T
06-30-11	11.33	(0.00	)*	0.50	0.50	—	—	—	—	11.83	4.41	0.87	0.82	0.82	(0.23)	3,979	35
12-31-10	10.02	0.12		1.27	1.39	0.08	—	—	0.08	11.33	14.04	0.87	0.82	0.82	1.18	3,998	56
12-31-09	7.98	0.09	•	2.11	2.20	0.15	0.01	—	0.16	10.02	27.73	0.87	0.82	0.82	1.10	3,618	46
12-31-08	13.18	0.09	•	(4.89)	(4.80)	0.05	0.35	—	0.40	7.98	(37.30)	0.87	0.82	0.82	0.78	2,979	62
12-31-07	12.60	0.05		0.57	0.62	—	0.04	—	0.04	13.18	4.89	0.87	0.82	0.82	0.38	8,774	32
12-31-06	11.12	0.02	•	1.48	1.50	0.01	0.01	—	0.02	12.60	13.56	0.87	0.82	0.82	0.18	8,525	15

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution 2045 Portfolio
Class ADV
06-30-11	11.29	(0.02)		0.53	0.51	—		—	—	—	11.80	4.52	0.62	0.62	0.62	(0.37)	278,546	38
12-31-10	9.90	0.11		1.35	1.46	0.07		—	—	0.07	11.29	14.92	0.62	0.62	0.62	1.04	262,653	40
12-31-09	7.87	0.09	•	2.20	2.29	0.19		0.07	—	0.26	9.90	29.50	0.62	0.62	0.62	1.07	229,164	36
12-31-08	13.66	0.12	•	(5.44)	(5.32)	0.11		0.36	—	0.47	7.87	(40.02)	0.62	0.62	0.62	1.14	136,526	57
12-31-07	13.01	0.05		0.66	0.71	0.03		0.03	—	0.06	13.66	5.51	0.62	0.62	0.62	0.33	148,649	39
12-31-06	11.35	0.15	•	1.53	1.68	0.00	*	0.02	—	0.02	13.01	14.82	0.62	0.62	0.62	1.22	36,741	20
Class I
06-30-11	11.51	0.01		0.54	0.55	—		—	—	—	12.06	4.78	0.12	0.12	0.12	0.13	92,964	38
12-31-10	10.08	0.16	•	1.38	1.54	0.11		—	—	0.11	11.51	15.51	0.12	0.12	0.12	1.59	88,176	40
12-31-09	8.00	0.13	•	2.25	2.38	0.23		0.07	—	0.30	10.08	30.16	0.12	0.12	0.12	1.54	61,035	36
12-31-08	13.84	0.19	•	(5.53)	(5.34)	0.14		0.36	—	0.50	8.00	(39.70)	0.12	0.12	0.12	1.71	33,161	57
12-31-07	13.13	0.12		0.66	0.78	0.04		0.03	—	0.07	13.84	5.96	0.12	0.12	0.12	0.84	28,381	39
12-31-06	11.40	0.12	•	1.64	1.76	0.01		0.02	—	0.03	13.13	15.38	0.12	0.12	0.12	0.98	10,442	20
Class S
06-30-11	11.40	(0.01)		0.54	0.53	—		—	—	—	11.93	4.65	0.37	0.37	0.37	(0.12)	334,471	38
12-31-10	10.00	0.13		1.36	1.49	0.09		—	—	0.09	11.40	15.12	0.37	0.37	0.37	1.33	319,163	40
12-31-09	7.94	0.11	•	2.23	2.34	0.21		0.07	—	0.28	10.00	29.86	0.37	0.37	0.37	1.32	260,130	36
12-31-08	13.75	0.15	•	(5.48)	(5.33)	0.12		0.36	—	0.48	7.94	(39.86)	0.37	0.37	0.37	1.32	156,122	57
12-31-07	13.06	0.07		0.68	0.75	0.03		0.03	—	0.06	13.75	5.79	0.37	0.37	0.37	0.54	199,688	39
12-31-06	11.37	0.11	•	1.60	1.71	0.00	*	0.02	—	0.02	13.06	15.06	0.37	0.37	0.37	0.90	114,650	20
Class S2
06-30-11	11.24	(0.02)		0.53	0.51	—		—	—	—	11.75	4.54	0.62	0.52	0.52	(0.27)	16,265	38
12-31-10	9.89	0.18	•	1.28	1.46	0.11		—	—	0.11	11.24	15.00	0.62	0.52	0.52	1.74	14,341	40
05-28-09(5) - 12-31-09	8.33	0.11	•	1.75	1.86	0.23		0.07	—	0.30	9.89	22.72	0.62	0.52	0.52	1.93	4	36
Class T
06-30-11	11.35	(0.03)		0.53	0.50	—		—	—	—	11.85	4.41	0.87	0.82	0.82	(0.57)	2,449	38
12-31-10	9.95	0.09		1.36	1.45	0.05		—	—	0.05	11.35	14.68	0.87	0.82	0.82	0.83	2,329	40
12-31-09	7.88	0.07		2.21	2.28	0.14		0.07	—	0.21	9.95	29.26	0.87	0.82	0.82	0.80	2,142	36
12-31-08	13.62	0.10		(5.44)	(5.34)	0.04		0.36	—	0.40	7.88	(40.12)	0.87	0.82	0.82	0.73	1,712	57
12-31-07	12.97	0.01		0.67	0.68	—		0.03	—	0.03	13.62	5.27	0.87	0.82	0.82	0.06	3,306	39
12-31-06	11.34	(0.04	)•	1.69	1.65	0.00	*	0.02	—	0.02	12.97	14.57	0.87	0.82	0.82	(0.29)	3,247	20

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution 2055 Portfolio
Class ADV
06-30-11	11.34	(0.02	)•	0.53	0.51	—	—	—	—	11.85	4.50	0.62	0.62	0.62	(0.39)	9,027	43
03-08-10(5) - 12-31-10	10.02	0.15	•	1.17	1.32	—	—	—	—	11.34	13.17	0.62	0.62	0.62	1.72	3,923	33
Class I
06-30-11	11.37	0.01	•	0.54	0.55	—	—	—	—	11.92	4.84	0.12	0.12	0.12	0.12	2,645	43
03-08-10(5) - 12-31-10	10.02	0.18	•	1.17	1.35	—	—	—	—	11.37	13.47	0.12	0.12	0.12	2.11	1,648	33
Class S
06-30-11	11.35	(0.01	)•	0.54	0.53	—	—	—	—	11.88	4.67	0.37	0.37	0.37	(0.14)	8,669	43
03-08-10(5) - 12-31-10	10.02	0.15	•	1.18	1.33	—	—	—	—	11.35	13.27	0.37	0.37	0.37	1.80	4,717	33
Class S2
06-30-11	11.34	(0.02	)•	0.54	0.52	—	—	—	—	11.86	4.59	0.62	0.52	0.52	(0.29)	585	43
03-08-10(5) - 12-31-10	10.02	0.15	•	1.17	1.32	—	—	—	—	11.34	13.17	0.62	0.52	0.52	1.73	275	33
Class T
06-30-11	11.31	(0.03	)•	0.53	0.50	—	—	—	—	11.81	4.42	0.87	0.82	0.82	(0.56)	8	43
03-08-10(5) - 12-31-10	10.02	0.09		1.20	1.29	—	—	—	—	11.31	12.87	0.87	0.82	0.82	1.08	6	33

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005).

See Accompanying Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-five active separate investment series. The ten Portfolios included in this report are: ING Solution Aggressive Growth Portfolio (“Solution Aggressive Growth”), ING Solution Conservative Portfolio (“Solution Conservative”), ING Solution Growth Portfolio (“Solution Growth”), ING Solution Income Portfolio (“Solution Income”), ING Solution Moderate Portfolio (“Solution Moderate”), ING Solution 2015 Portfolio (“Solution 2015”), ING Solution 2025 Portfolio (“Solution 2025”), ING Solution 2035 Portfolio (“Solution 2035”), ING Solution 2045 Portfolio (“Solution 2045”) and ING Solution 2055 Portfolio (“Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Solution Aggressive Growth, Solution Conservative, Solution Growth, Solution Income and Solution Moderate, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Solution 2015, 2025, 2035, 2045 and 2055 Portfolios reach their respective Target Date, they may be combined with the Solution Income Portfolio, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The Portfolios offer at least four of the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a Portfolio or a class are charged directly to that Portfolio or class. Other operating expenses shared by several Portfolios are generally allocated among those Portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Consultant, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things,

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of the entity. A change of control would result in the termination of the Portfolios’ advisory agreement, which would trigger the necessity for new agreements that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio’s Portfolio of Investments. For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets.

DSL pays the Consultant a consulting fee of 0.030% of the first $500 million, 0.025% of the next $500 million, 0.020% of the next $1 billion and 0.010% of amounts over $2 billion based on each Portfolio’s average daily net assets.

The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Under an Administrative Services Agreement between the Portfolios and IFS, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2011, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive Growth	$8,064,307	$3,985,789
Solution Conservative	7,161,128	2,125,821
Solution Growth	14,036,493	4,878,572
Solution Income	70,719,342	79,203,962
Solution Moderate	13,487,082	5,229,898
Solution 2015	259,049,053	277,053,765
Solution 2025	402,978,758	387,965,389
Solution 2035	396,448,877	389,560,572
Solution 2045	278,761,911	273,217,904
Solution 2055	16,841,704	7,083,237

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S2 and Class T of the Portfolios have adopted a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby IID is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plan, each Portfolio makes payments to IID at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of this fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2012. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012.

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IID which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 3 and 5):

Fund	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Solution Aggressive Growth	$854	$171	$3,642	$4,667
Solution Conservative	664	133	2,832	3,629
Solution Growth	1,561	312	6,420	8,293
Solution Income	19,155	3,831	68,022	91,008
Solution Moderate	1,458	292	5,357	7,107
Solution 2015	67,073	13,413	225,829	306,315
Solution 2025	106,447	21,288	357,260	484,995
Solution 2035	90,631	18,125	302,949	411,705
Solution 2045	58,497	11,700	186,639	256,836
Solution 2055	1,625	325	5,362	7,312

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2011, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company —  Solution Aggressive Growth (99.79%); Solution Conservative (93.59%); Solution Growth (95.68%); Solution Income (70.26%); Solution Moderate (94.54%); Solution 2015 (78.58%); Solution 2025 (77.84%); Solution 2035 (79.66%); Solution 2045 (82.23%); and Solution 2055 (83.94%).

ING National Trust — Solution Conservative (6.37%); Solution Income (25.20%); Solution Moderate (5.46%); Solution 2015 (18.10%); Solution 2025 (19.42%); Solution 2035 (18.45%); Solution 2045 (16.91%); and Solution 2055 (16.03%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Solution Aggressive Growth	0.62%	0.12%	0.37%	0.52%	N/A
Solution Conservative	0.62%	0.12%	0.37%	0.52%	N/A
Solution Growth	0.62%	0.12%	0.37%	0.52%	N/A
Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
Solution Moderate	0.62%	0.12%	0.37%	0.52%	N/A
Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2055	0.62%	0.12%	0.37%	0.52%	0.82%

(1)

The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2011, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution Aggressive Growth
Class ADV
06-30-11	263,945	—	(29,874)	234,071	2,967,986	—	(336,756)	2,631,230
04-30-10(1)-12-31-10	448,990	—	(19,484)	429,506	4,658,208	—	(205,363)	4,452,845
Class I
06-30-11	—	—	—	—	—	—	—	—
04-30-10(1)-12-31-10	301	—	—	301	3,010	—	—	3,010
Class S
06-30-11	152,024	—	(14,632)	137,392	1,713,869	—	(166,909)	1,546,960
04-30-10(1)-12-31-10	137,087	—	(5,334)	131,753	1,388,032	—	(56,057)	1,331,975
Class S2
06-30-11	45,261	—	(54,409)	(9,148)	497,849	—	(603,644)	(105,795)
04-30-10(1)-12-31-10	12,972	—	(300)	12,672	128,787	—	(3,072)	125,715
Solution Conservative
Class ADV
06-30-11	401,407	—	(47,265)	354,142	4,306,958	—	(512,024)	3,794,934
04-30-10(1)-12-31-10	192,046	—	(10,154)	181,892	1,990,136	—	(105,598)	1,884,538
Class I
06-30-11	—	—	—	—	—	—	—	—
04-30-10(1)-12-31-10	301	—	—	301	3,010	—	—	3,010
Class S
06-30-11	133,108	—	(29,796)	103,312	1,434,326	—	(322,467)	1,111,859
04-30-10(1)-12-31-10	127,851	—	(23,576)	104,275	1,313,367	—	(246,410)	1,066,957
Class S2
06-30-11	11,112	—	(1,046)	10,066	121,641	—	(11,283)	110,358
04-30-10(1)-12-31-10	7,702	—	(1,582)	6,120	80,119	—	(16,376)	63,743
Solution Growth
Class ADV
06-30-11	811,937	—	(43,769)	768,168	7,693,995	—	(417,411)	7,276,584
12-31-10	535,887	—	(8,069)	527,818	4,732,134	—	(72,017)	4,660,117

(1)	Commencement of operations.

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution Growth (continued)
Class S
06-30-11	220,362	—	(36,807)	183,555	2,111,988	—	(348,408)	1,763,580
12-31-10	445,258	1,299	(23,095)	423,462	3,854,100	10,571	(203,134)	3,661,537
Class S2
06-30-11	32,201	—	(21,411)	10,790	304,301	—	(202,784)	101,517
04-30-10(1)-12-31-10	32,036	—	(349)	31,687	275,544	—	(3,050)	272,494
Solution Income
Class ADV
06-30-11	1,485,589	—	(1,238,602)	246,987	16,438,157	—	(13,690,667)	2,747,490
12-31-10	2,157,211	326,875	(2,809,720)	(325,634)	22,580,623	3,340,664	(29,675,732)	(3,754,445)
Class I
06-30-11	677,792	—	(1,007,279)	(329,487)	7,698,025	—	(11,420,677)	(3,722,652)
12-31-10	948,026	74,784	(603,409)	419,401	10,108,136	778,507	(6,444,161)	4,442,482
Class S
06-30-11	476,398	—	(1,104,524)	(628,126)	5,344,392	—	(12,414,980)	(7,070,588)
12-31-10	1,669,294	298,493	(2,099,800)	(132,013)	17,651,340	3,083,437	(22,248,192)	(1,513,415)
Class S2
06-30-11	112,134	—	(216,175)	(104,041)	1,220,332	—	(2,355,536)	(1,135,204)
12-31-10	832,047	18,417	(335,108)	515,356	8,809,770	186,747	(3,482,971)	5,513,546
Class T
06-30-11	1,654	—	(5,226)	(3,572)	18,666	—	(59,141)	(40,475)
12-31-10	3,699	1,354	(14,344)	(9,291)	39,384	14,106	(154,873)	(101,383)
Solution Moderate
Class ADV
06-30-11	624,424	—	(46,878)	577,546	6,302,626	—	(472,937)	5,829,689
12-31-10	294,439	255	(20,068)	274,626	2,811,307	2,283	(183,017)	2,630,573
Class S
06-30-11	260,170	—	(31,381)	228,789	2,645,250	—	(319,762)	2,325,488
12-31-10	544,371	4,456	(19,806)	529,021	5,134,975	40,326	(186,286)	4,989,015
Class S2
06-30-11	10,252	—	(3,208)	7,044	103,001	—	(32,575)	70,426
04-30-10(1)-12-31-10	3,758	—	(526)	3,232	36,088	—	(5,106)	30,982
Solution 2015
Class ADV
06-30-11	2,509,365	—	(2,800,754)	(291,389)	28,170,522	—	(31,359,460)	(3,188,938)
12-31-10	5,738,694	656,727	(6,455,159)	(59,738)	59,287,791	6,560,701	(67,377,039)	(1,528,547)
Class I
06-30-11	2,196,216	—	(2,517,560)	(321,344)	25,326,491	—	(29,071,869)	(3,745,378)
12-31-10	2,642,468	163,115	(2,363,588)	441,995	27,713,388	1,657,246	(24,990,082)	4,380,552
Class S
06-30-11	1,871,003	—	(3,145,041)	(1,274,038)	21,178,189	—	(35,796,885)	(14,618,696)
12-31-10	4,576,846	811,619	(4,959,273)	429,192	47,828,398	8,189,236	(51,709,693)	4,307,941

(1)	Commencement of operations.

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution 2015 (continued)
Class S2
06-30-11	260,555	—	(187,131)	73,424	2,892,745	—	(2,075,668)	817,077
12-31-10	1,724,852	35,047	(349,427)	1,410,472	18,130,133	346,966	(3,555,076)	14,922,023
Class T
06-30-11	16,357	—	(8,600)	7,757	184,121	—	(98,331)	85,790
12-31-10	41,941	4,784	(65,254)	(18,529)	435,589	48,315	(694,660)	(210,756)
Solution 2025
Class ADV
06-30-11	3,687,194	—	(2,408,088)	1,279,106	41,838,688	—	(27,311,232)	14,527,456
12-31-10	8,023,508	708,591	(7,717,341)	1,014,758	80,554,293	6,781,215	(78,391,571)	8,943,937
Class I
06-30-11	3,644,833	—	(3,493,518)	151,315	42,630,935	—	(41,049,037)	1,581,898
12-31-10	3,413,151	204,271	(2,556,890)	1,060,532	34,946,969	1,991,643	(26,411,316)	10,527,296
Class S
06-30-11	2,912,556	—	(3,465,909)	(553,353)	33,361,180	—	(39,637,491)	(6,276,311)
12-31-10	6,396,101	877,631	(6,222,436)	1,051,296	65,201,618	8,486,689	(63,540,590)	10,147,717
Class S2
06-30-11	331,253	—	(98,840)	232,413	3,715,966	—	(1,106,434)	2,609,532
12-31-10	2,131,339	35,248	(272,978)	1,893,609	22,010,952	335,207	(2,684,054)	19,662,105
Class T
06-30-11	23,876	—	(32,910)	(9,034)	272,857	—	(376,487)	(103,630)
12-31-10	85,837	7,138	(76,892)	16,083	876,268	68,878	(776,364)	168,782
Solution 2035
Class ADV
06-30-11	2,855,967	—	(2,237,375)	618,592	33,068,784	—	(25,866,825)	7,201,959
12-31-10	6,691,048	444,092	(5,960,040)	1,175,100	67,599,113	4,272,162	(61,170,800)	10,700,475
Class I
06-30-11	4,347,167	—	(4,306,213)	40,954	52,004,248	—	(51,686,434)	317,814
12-31-10	3,263,052	135,397	(1,698,124)	1,700,325	33,817,013	1,325,539	(17,192,641)	17,949,911
Class S
06-30-11	2,643,545	—	(2,970,463)	(326,918)	30,924,113	—	(34,718,529)	(3,794,416)
12-31-10	5,843,315	540,632	(4,774,208)	1,609,739	59,889,155	5,254,947	(48,977,856)	16,166,246
Class S2
06-30-11	302,906	—	(78,515)	224,391	3,468,570	—	(893,409)	2,575,161
12-31-10	1,941,298	25,067	(309,563)	1,656,802	20,122,579	238,633	(3,078,867)	17,282,345
Class T
06-30-11	20,181	—	(36,577)	(16,396)	235,547	—	(427,300)	(191,753)
12-31-10	42,525	3,067	(53,780)	(8,188)	435,071	29,900	(554,927)	(89,956)
Solution 2045
Class ADV
06-30-11	1,743,411	—	(1,401,718)	341,693	20,354,196	—	(16,411,731)	3,942,465
12-31-10	3,732,520	176,703	(3,787,757)	121,466	37,827,956	1,692,814	(39,033,768)	487,002

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution 2045 (continued)
Class I
06-30-11	4,073,662	—	(4,025,717)	47,945	49,178,993	—	(48,759,031)	419,962
12-31-10	2,596,391	78,728	(1,066,766)	1,608,353	26,969,936	767,598	(11,003,559)	16,733,975
Class S
06-30-11	2,156,233	—	(2,115,694)	40,539	25,464,090	—	(24,926,190)	537,900
12-31-10	4,500,943	271,856	(2,804,431)	1,968,368	45,943,903	2,628,850	(28,978,763)	19,593,990
Class S2
06-30-11	199,087	—	(91,080)	108,007	2,305,319	—	(1,051,817)	1,253,502
12-31-10	1,381,646	14,703	(120,397)	1,275,952	14,405,313	140,124	(1,224,446)	13,320,991
Class T
06-30-11	20,916	—	(19,402)	1,514	244,747	—	(226,076)	18,671
12-31-10	36,668	1,117	(47,900)	(10,115)	374,597	10,767	(488,046)	(102,682)
Solution 2055
Class ADV
06-30-11	521,588	—	(106,003)	415,585	6,103,710	—	(1,235,457)	4,868,253
03-08-10(1)-12-31-10	450,025	—	(104,061)	345,964	4,616,348	—	(1,093,489)	3,522,859
Class I
06-30-11	300,606	—	(223,580)	77,026	3,560,441	—	(2,647,142)	913,299
03-08-10(1)-12-31-10	193,170	—	(48,287)	144,883	2,014,629	—	(478,069)	1,536,560
Class S
06-30-11	386,913	—	(72,825)	314,088	4,546,083	—	(852,422)	3,693,661
03-08-10(1)-12-31-10	439,872	—	(24,465)	415,407	4,575,358	—	(249,120)	4,326,238
Class S2
06-30-11	25,909	—	(786)	25,123	303,851	—	(9,359)	294,492
03-08-10(1)-12-31-10	25,172	—	(941)	24,231	246,739	—	(9,782)	236,957
Class T
06-30-11	298	—	(104)	194	3,460	—	(1,242)	2,218
03-08-10(1)-12-31-10	730	—	(213)	517	7,475	—	(2,055)	5,420

(1)	Commencement of operations.

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the ‘‘Credit Agreement’’) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. Effective May 27, 2011, the funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, the funds paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The Portfolios did not utilize the line of credit during the six months ended June 30, 2011.

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2011. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2010 was as follows:

	Ordinary Income	Long-Term Capital Gains
Solution Growth	$10,621	$—
Solution Income	7,403,461	—
Solution Moderate	34,691	8,015
Solution 2015	16,802,464	—
Solution 2025	17,663,632	—
Solution 2035	11,121,181	—
Solution 2045	5,240,153	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Solution Aggressive Growth	$64,803	$47	$278,827	$—	$—	—
Solution Conservative	50,358	7	7,174	—	—	—
Solution Growth	94,037	65,743	399,061	—	—	—
Solution Income	9,062,920	—	6,558,445	—	(21,076,362)	2017
Solution Moderate	138,924	130,080	333,104	—	—	—
Solution 2015	24,308,661	—	54,194,636	—	(100,617,905)	2017
					(4,233,809)	2018

					$(104,851,714)

Solution 2025	25,174,969	—	120,391,929	—	(145,502,158)	2017
					(26,382,916)	2018

					$(171,885,074)

Solution 2035	15,789,353	—	102,269,374	—	(96,281,112)	2017
					(26,378,095)	2018

					$(122,659,207)

Solution 2045	7,691,967	—	77,662,076	(1,661,130)	(44,479,569)	2017
					(27,718,100)	2018

					$(72,197,669)

Solution 2055	115,204	837	825,169	—	—	—

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ tax year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to as Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Solution Aggressive Growth
Class ADV	$0.0184	$0.0419	$0.0001	August 9, 2011	August 5, 2011
Class I	$0.0241	$0.0419	$0.0001	August 9, 2011	August 5, 2011
Class S	$0.0217	$0.0419	$0.0001	August 9, 2011	August 5, 2011
Class S2	$—	$0.0419	$0.0001	August 9, 2011	August 5, 2011

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Solution Conservative
Class ADV	$0.0391	$0.0278	$0.0001	August 9, 2011	August 5, 2011
Class I	$0.0421	$0.0278	$0.0001	August 9, 2011	August 5, 2011
Class S	$0.0393	$0.0278	$0.0001	August 9, 2011	August 5, 2011
Class S2	$0.0385	$0.0278	$0.0001	August 9, 2011	August 5, 2011
Solution Growth
Class ADV	$0.0302	$0.0116	$0.0287	August 9, 2011	August 5, 2011
Class I	$0.0331	$0.0116	$0.0287	August 9, 2011	August 5, 2011
Class S	$0.0286	$0.0116	$0.0287	August 9, 2011	August 5, 2011
Class S2	$0.0265	$0.0116	$0.0287	August 9, 2011	August 5, 2011
Solution Income
Class ADV	$0.4325	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.4851	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.4555	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.4440	$—	$—	August 9, 2011	August 5, 2011
Class T	$0.3240	$—	$—	August 9, 2011	August 5, 2011
Solution Moderate
Class ADV	$0.0584	$0.0162	$0.0672	August 9, 2011	August 5, 2011
Class I	$0.0603	$0.0162	$0.0672	August 9, 2011	August 5, 2011
Class S	$0.0530	$0.0162	$0.0672	August 9, 2011	August 5, 2011
Class S2	$0.0572	$0.0162	$0.0672	August 9, 2011	August 5, 2011
Solution 2015
Class ADV	$0.3293	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.3826	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.3550	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.3561	$—	$—	August 9, 2011	August 5, 2011
Class T	$0.3046	$—	$—	August 9, 2011	August 5, 2011
Solution 2025
Class ADV	$0.2082	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.2576	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.2318	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.2337	$—	$—	August 9, 2011	August 5, 2011
Class T	$0.1797	$—	$—	August 9, 2011	August 5, 2011
Solution 2035
Class ADV	$0.1511	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.2012	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.1754	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.1775	$—	$—	August 9, 2011	August 5, 2011
Class T	$0.1181	$—	$—	August 9, 2011	August 5, 2011
Solution 2045
Class ADV	$0.1097	$—	$—	August 9, 2011	August 5, 2011
Class I	$0.1597	$—	$—	August 9, 2011	August 5, 2011
Class S	$0.1342	$—	$—	August 9, 2011	August 5, 2011
Class S2	$0.1352	$—	$—	August 9, 2011	August 5, 2011
Class T	$0.0751	$—	$—	August 9, 2011	August 5, 2011
Solution 2055
Class ADV	$0.0324	$0.0251	$0.0005	August 9, 2011	August 5, 2011
Class I	$0.0415	$0.0251	$0.0005	August 9, 2011	August 5, 2011
Class S	$0.0372	$0.0251	$0.0005	August 9, 2011	August 5, 2011
Class S2	$0.0336	$0.0251	$0.0005	August 9, 2011	August 5, 2011
Class T	$0.0033	$0.0251	$0.0005	August 9, 2011	August 5, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

35

ING SOLUTION AGGRESSIVE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
30,699		ING Clarion Global Real Estate Portfolio - Class I	$319,572	3.0
4,350		ING Clarion Real Estate Portfolio - Class I	105,966	1.0
20,247		ING Davis New York Venture Portfolio - Class I	373,955	3.5
24,930		ING Equity Dividend Fund - Class I	266,500	2.5
26,754		ING Global Bond Fund - Class I	317,837	3.0
68,032		ING Goldman Sachs Commodity Strategy Portfolio - Class I	525,205	5.0
35,215		ING Growth and Income Portfolio - Class I	802,187	7.5
84,229	@	ING International Core Fund - Class I	854,928	8.0
41,008	@	ING International Growth Fund - Class I	428,119	4.0
41,916		ING JPMorgan Emerging Markets Equity Portfolio - Class I	961,128	9.0
30,051		ING Large Cap Growth Portfolio - Class I	428,526	4.0
29,126		ING Marsico Growth Portfolio - Class I	534,164	5.0
45,706		ING MidCap Opportunities Portfolio - Class I	589,151	5.5
41,389		ING PIMCO High Yield Portfolio - Class I	426,303	4.0

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
50,379	ING Pioneer Mid Cap Value Portfolio - Class I	$585,911	5.5
27,601	ING Small Company Portfolio - Class I	532,972	5.0
22,153	ING T Rowe Price Capital Appreciation Portfolio - Class I	532,546	5.0
73,528	ING T. Rowe Price Equity Income Portfolio - Class I	906,600	8.5
9,322	ING T. Rowe Price Growth Equity Portfolio - Class I	534,342	5.0
36,795	ING Templeton Foreign Equity Portfolio - Class I	429,028	4.0
6,320	ING Thornburg Value Portfolio - Class I	213,370	2.0
	Total Investments in Affiliated Investment Companies (Cost $10,309,635)*	$10,668,310	100.0
	Liabilities in Excess of Other Assets	(4,665)	—

	Net Assets	$10,663,645	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $10,319,018.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$361,475
Gross Unrealized Depreciation	(12,183)

Net Unrealized appreciation	$349,292

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$10,668,310	$—	$—	$10,668,310

Total Investments, at value	$10,668,310	$—	$—	$10,668,310

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

36

ING SOLUTION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
38,066		ING BlackRock Inflation Protected Bond Portfolio - Class I	$410,729	5.0
15,888		ING Clarion Global Real Estate Portfolio - Class I	165,391	2.0
13,471		ING Davis New York Venture Portfolio - Class I	248,817	3.0
40,491		ING Floating Rate Fund - Class I	412,194	5.0
34,599		ING Global Bond Fund - Class I	411,037	5.0
31,693		ING Goldman Sachs Commodity Strategy Portfolio - Class I	244,668	3.0
29,159		ING Growth and Income Portfolio - Class I	664,234	8.1
65,602		ING Intermediate Bond Portfolio - Class I	820,680	10.0
16,346	@	ING International Core Fund - Class I	165,916	2.0
15,916	@	ING International Growth Fund - Class I	166,168	2.0
7,231		ING JPMorgan Emerging Markets Equity Portfolio - Class I	165,800	2.0
54,974		ING Limited Maturity Bond Portfolio - Class I	574,476	7.0
16,127		ING MidCap Opportunities Portfolio - Class I	207,878	2.5

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
56,291	ING PIMCO High Yield Portfolio - Class I	$579,793	7.0
156,956	ING PIMCO Total Return Bond Portfolio - Class I	1,972,931	23.9
17,777	ING Pioneer Mid Cap Value Portfolio - Class I	206,748	2.5
20,146	ING T. Rowe Price Equity Income Portfolio - Class I	248,397	3.0
4,342	ING T. Rowe Price Growth Equity Portfolio - Class I	248,877	3.0
14,281	ING Templeton Foreign Equity Portfolio - Class I	166,517	2.0
4,906	ING Thornburg Value Portfolio - Class I	165,638	2.0
	Total Investments in Affiliated Investment Companies (Cost $8,170,974)*	$8,246,889	100.0
	Liabilities in Excess of Other Assets	(3,635)	—

	Net Assets	$8,243,254	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $8,184,117.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$96,716
Gross Unrealized Depreciation	(33,944)

Net Unrealized appreciation	$62,772

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$8,246,889	$—	$—	$8,246,889

Total Investments, at value	$8,246,889	$—	$—	$8,246,889

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

37

ING SOLUTION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
56,186		ING Clarion Global Real Estate Portfolio - Class I	$584,900	3.0
7,962		ING Clarion Real Estate Portfolio - Class I	193,947	1.0
42,350		ING Davis New York Venture Portfolio - Class I	782,201	4.0
38,184		ING Floating Rate Fund - Class I	388,716	2.0
81,568		ING Global Bond Fund - Class I	969,033	5.0
99,615		ING Goldman Sachs Commodity Strategy Portfolio - Class I	769,029	4.0
81,638		ING Growth and Income Portfolio - Class I	1,859,709	9.5
46,397		ING Intermediate Bond Portfolio - Class I	580,426	3.0
96,350	@	ING International Core Fund - Class I	977,952	5.0
56,290	@	ING International Growth Fund - Class I	587,671	3.0
34,096		ING JPMorgan Emerging Markets Equity Portfolio - Class I	781,813	4.0
54,999		ING Large Cap Growth Portfolio - Class I	784,289	4.0
18,514		ING Limited Maturity Bond Portfolio - Class I	193,475	1.0
37,314		ING Marsico Growth Portfolio - Class I	684,346	3.5
60,837		ING MidCap Opportunities Portfolio - Class I	784,190	4.0

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
113,727	ING PIMCO High Yield Portfolio - Class I	$1,171,389	6.0
131,068	ING PIMCO Total Return Bond Portfolio - Class I	1,647,524	8.5
67,059	ING Pioneer Mid Cap Value Portfolio - Class I	779,899	4.0
30,310	ING Small Company Portfolio - Class I	585,277	3.0
52,708	ING T Rowe Price Capital Appreciation Portfolio - Class I	1,267,101	6.5
110,826	ING T. Rowe Price Equity Income Portfolio - Class I	1,366,480	7.0
11,943	ING T. Rowe Price Growth Equity Portfolio - Class I	684,572	3.5
50,507	ING Templeton Foreign Equity Portfolio - Class I	588,914	3.0
14,459	ING Thornburg Value Portfolio - Class I	488,147	2.5
	Total Investments in Affiliated Investment Companies (Cost $18,960,133)*	$19,501,000	100.0
	Liabilities in Excess of Other Assets	(8,308)	—

	Net Assets	$19,492,692	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $18,964,341.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$552,789
Gross Unrealized Depreciation	(16,130)

Net Unrealized appreciation	$536,659

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$19,501,000	$—	$—	$19,501,000

Total Investments, at value	$19,501,000	$—	$—	$19,501,000

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

38

ING SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
1,076,723		ING BlackRock Inflation Protected Bond Portfolio - Class I	$11,617,838	5.0
449,391		ING Clarion Global Real Estate Portfolio - Class I	4,678,159	2.0
381,051		ING Davis New York Venture Portfolio - Class I	7,038,006	3.0
1,145,376		ING Floating Rate Fund - Class I	11,659,923	5.0
978,664		ING Global Bond Fund - Class I	11,626,529	5.0
896,459		ING Goldman Sachs Commodity Strategy Portfolio - Class I	6,920,666	3.0
824,752		ING Growth and Income Portfolio - Class I	18,787,856	8.1
1,855,608		ING Intermediate Bond Portfolio - Class I	23,213,659	10.0
462,363	@	ING International Core Fund - Class I	4,692,982	2.0
450,202	@	ING International Growth Fund - Class I	4,700,106	2.0
204,524		ING JPMorgan Emerging Markets Equity Portfolio - Class I	4,689,740	2.0
1,554,982		ING Limited Maturity Bond Portfolio - Class I	16,249,561	7.0
456,150		ING MidCap Opportunities Portfolio - Class I	5,879,778	2.5

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
1,592,357	ING PIMCO High Yield Portfolio - Class I	$16,401,282	7.0
4,439,632	ING PIMCO Total Return Bond Portfolio - Class I	55,806,175	23.9
502,832	ING Pioneer Mid Cap Value Portfolio - Class I	5,847,935	2.5
569,827	ING T. Rowe Price Equity Income Portfolio - Class I	7,025,965	3.0
122,811	ING T. Rowe Price Growth Equity Portfolio - Class I	7,039,518	3.0
403,941	ING Templeton Foreign Equity Portfolio - Class I	4,709,953	2.0
138,777	ING Thornburg Value Portfolio - Class I	4,685,111	2.0
	Total Investments in Affiliated Investment Companies (Cost $221,131,371)*	$233,270,742	100.0
	Liabilities in Excess of Other Assets	(91,261)	—

	Net Assets	$233,179,481	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $226,529,849.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$12,488,711
Gross Unrealized Depreciation	(5,747,818)

Net Unrealized appreciation	$6,740,893

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$233,270,742	$—	$—	$233,270,742

Total Investments, at value	$233,270,742	$—	$—	$233,270,742

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

39

ING SOLUTION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
50,721		ING BlackRock Inflation Protected Bond Portfolio - Class I	$547,284	3.0
52,926		ING Clarion Global Real Estate Portfolio - Class I	550,958	3.0
7,500		ING Clarion Real Estate Portfolio - Class I	182,697	1.0
29,919		ING Davis New York Venture Portfolio - Class I	552,601	3.0
53,951		ING Floating Rate Fund - Class I	549,225	3.0
76,837		ING Global Bond Fund - Class I	912,825	5.0
70,381		ING Goldman Sachs Commodity Strategy Portfolio - Class I	543,340	3.0
64,757		ING Growth and Income Portfolio - Class I	1,475,169	8.1
94,697		ING Intermediate Bond Portfolio - Class I	1,184,656	6.5
90,757	@	ING International Core Fund - Class I	921,183	5.0
35,348	@	ING International Growth Fund - Class I	369,036	2.0
24,087		ING JPMorgan Emerging Markets Equity Portfolio - Class I	552,325	3.0
25,903		ING Large Cap Growth Portfolio - Class I	369,381	2.0
52,322		ING Limited Maturity Bond Portfolio - Class I	546,764	3.0
20,085		ING Marsico Growth Portfolio - Class I	368,359	2.0
42,979		ING MidCap Opportunities Portfolio - Class I	554,003	3.0

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
125,006	ING PIMCO High Yield Portfolio - Class I	$1,287,561	7.0
268,691	ING PIMCO Total Return Bond Portfolio - Class I	3,377,448	18.4
47,376	ING Pioneer Mid Cap Value Portfolio - Class I	550,982	3.0
19,034	ING Small Company Portfolio - Class I	367,543	2.0
38,192	ING T Rowe Price Capital Appreciation Portfolio - Class I	918,132	5.0
44,740	ING T. Rowe Price Equity Income Portfolio - Class I	551,647	3.0
6,428	ING T. Rowe Price Growth Equity Portfolio - Class I	368,481	2.0
31,716	ING Templeton Foreign Equity Portfolio - Class I	369,813	2.0
10,896	ING Thornburg Value Portfolio - Class I	367,855	2.0
	Total Investments in Affiliated Investment Companies (Cost $17,958,944)*	$18,339,268	100.0
	Liabilities in Excess of Other Assets	(7,125)	—

	Net Assets	$18,332,143	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $17,967,668.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$405,535
Gross Unrealized Depreciation	(33,935)

Net Unrealized appreciation	$371,600

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$18,339,268	$—	$—	$18,339,268

Total Investments, at value	$18,339,268	$—	$—	$18,339,268

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

40

ING SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
3,787,296		ING BlackRock Inflation Protected Bond Portfolio - Class I	$40,864,921	5.0
2,371,120		ING Clarion Global Real Estate Portfolio - Class I	24,683,363	3.0
336,002		ING Clarion Real Estate Portfolio - Class I	8,185,005	1.0
1,563,772		ING Davis New York Venture Portfolio - Class I	28,882,873	3.5
3,223,045		ING Floating Rate Fund - Class I	32,810,595	4.0
3,442,393		ING Global Bond Fund - Class I	40,895,623	5.0
3,153,128		ING Goldman Sachs Commodity Strategy Portfolio - Class I	24,342,151	3.0
2,901,143		ING Growth and Income Portfolio - Class I	66,088,033	8.1
4,079,340		ING Intermediate Bond Portfolio - Class I	51,032,546	6.2
4,065,994	@	ING International Core Fund - Class I	41,269,841	5.0
1,583,635	@	ING International Growth Fund - Class I	16,533,152	2.0
1,438,858		ING JPMorgan Emerging Markets Equity Portfolio - Class I	32,993,008	4.0
1,160,474		ING Large Cap Growth Portfolio - Class I	16,548,362	2.0
2,734,758		ING Limited Maturity Bond Portfolio - Class I	28,578,226	3.5
2,246,386		ING MidCap Opportunities Portfolio - Class I	28,955,921	3.5

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
5,601,130	ING PIMCO High Yield Portfolio - Class I	$57,691,641	7.0
11,549,710	ING PIMCO Total Return Bond Portfolio - Class I	145,179,857	17.7
2,476,217	ING Pioneer Mid Cap Value Portfolio - Class I	28,798,409	3.5
852,723	ING Small Company Portfolio - Class I	16,466,091	2.0
855,515	ING T Rowe Price Capital Appreciation Portfolio - Class I	20,566,573	2.5
1,670,326	ING T. Rowe Price Equity Income Portfolio - Class I	20,595,113	2.5
287,998	ING T. Rowe Price Growth Equity Portfolio - Class I	16,508,045	2.0
1,420,922	ING Templeton Foreign Equity Portfolio - Class I	16,567,949	2.0
488,156	ING Thornburg Value Portfolio - Class I	16,480,139	2.0
	Total Investments in Affiliated Investment Companies (Cost $752,655,468)*	$821,517,437	100.0
	Liabilities in Excess of Other Assets	(307,090)	—

	Net Assets	$821,210,347	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $777,310,634.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$69,899,448
Gross Unrealized Depreciation	(25,692,645)

Net Unrealized appreciation	$44,206,803

See Accompanying Notes to Financial Statements

41

ING SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$821,517,437	$—	$—	$821,517,437

Total Investments, at value	$821,517,437	$—	$—	$821,517,437

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

42

ING SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
3,795,482		ING Clarion Global Real Estate Portfolio - Class I	$39,510,970	3.0
537,824		ING Clarion Real Estate Portfolio - Class I	13,101,382	1.0
2,503,206		ING Davis New York Venture Portfolio - Class I	46,234,221	3.5
3,082,244		ING Equity Dividend Fund - Class I	32,949,190	2.5
3,869,257		ING Floating Rate Fund - Class I	39,389,033	3.0
5,510,055		ING Global Bond Fund - Class I	65,459,456	5.0
6,729,015		ING Goldman Sachs Commodity Strategy Portfolio - Class I	51,947,993	4.0
4,934,286		ING Growth and Income Portfolio - Class I	112,403,039	8.5
1,828,262		ING Intermediate Bond Portfolio - Class I	22,871,555	1.8
10,413,828	@	ING International Core Fund - Class I	105,700,358	8.0
3,802,541	@	ING International Growth Fund - Class I	39,698,527	3.0
2,303,238		ING JPMorgan Emerging Markets Equity Portfolio - Class I	52,813,243	4.0
3,715,323		ING Large Cap Growth Portfolio - Class I	52,980,504	4.0
3,240,852		ING Marsico Growth Portfolio - Class I	59,437,225	4.5
4,109,670		ING MidCap Opportunities Portfolio - Class I	52,973,651	4.0

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
7,682,960	ING PIMCO High Yield Portfolio - Class I	$79,134,493	6.0
4,427,754	ING PIMCO Total Return Bond Portfolio - Class I	55,656,862	4.2
4,529,961	ING Pioneer Mid Cap Value Portfolio - Class I	52,683,451	4.0
2,729,944	ING Small Company Portfolio - Class I	52,715,220	4.0
2,738,868	ING T Rowe Price Capital Appreciation Portfolio - Class I	65,842,390	5.0
8,021,229	ING T. Rowe Price Equity Income Portfolio - Class I	98,901,756	7.5
1,037,279	ING T. Rowe Price Growth Equity Portfolio - Class I	59,456,848	4.5
3,411,889	ING Templeton Foreign Equity Portfolio - Class I	39,782,630	3.0
781,406	ING Thornburg Value Portfolio - Class I	26,380,270	2.0
	Total Investments in Affiliated Investment Companies (Cost $1,133,229,039)*	$1,318,024,267	100.0
	Liabilities in Excess of Other Assets	(486,037)	—

	Net Assets	$1,317,538,230	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $1,177,631,680.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$184,889,400
Gross Unrealized Depreciation	(44,496,813)

Net Unrealized appreciation	$140,392,587

See Accompanying Notes to Financial Statements

43

ING SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$1,318,024,267	$—	$—	$1,318,024,267

Total Investments, at value	$1,318,024,267	$—	$—	$1,318,024,267

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

44

ING SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
3,236,687		ING Clarion Global Real Estate Portfolio - Class I	$33,693,907	3.0
917,273		ING Clarion Real Estate Portfolio - Class I	22,344,763	2.0
1,829,727		ING Davis New York Venture Portfolio - Class I	33,795,064	3.0
3,679,844		ING Equity Dividend Fund - Class I	39,337,535	3.5
3,299,582		ING Floating Rate Fund - Class I	33,589,741	3.0
1,411,244		ING Global Bond Fund - Class I	16,765,585	1.5
5,738,147		ING Goldman Sachs Commodity Strategy Portfolio - Class I	44,298,493	4.0
3,465,301		ING Growth and Income Portfolio - Class I	78,939,561	7.0
11,100,875	@	ING International Core Fund - Class I	112,673,878	10.0
4,323,653	@	ING International Growth Fund - Class I	45,138,942	4.0
3,437,265		ING JPMorgan Emerging Markets Equity Portfolio - Class I	78,816,494	7.0
3,960,460		ING Large Cap Growth Portfolio - Class I	56,476,156	5.0
3,070,811		ING Marsico Growth Portfolio - Class I	56,318,672	5.0
3,942,742		ING MidCap Opportunities Portfolio - Class I	50,821,948	4.5

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
4,363,936	ING PIMCO High Yield Portfolio - Class I	$44,948,537	4.0
4,345,910	ING Pioneer Mid Cap Value Portfolio - Class I	50,542,933	4.5
2,910,168	ING Small Company Portfolio - Class I	56,195,335	5.0
1,634,950	ING T Rowe Price Capital Appreciation Portfolio - Class I	39,304,201	3.5
8,664,686	ING T. Rowe Price Equity Income Portfolio - Class I	106,835,584	9.5
982,856	ING T. Rowe Price Growth Equity Portfolio - Class I	56,337,305	5.0
3,879,481	ING Templeton Foreign Equity Portfolio - Class I	45,234,753	4.0
666,365	ING Thornburg Value Portfolio - Class I	22,496,469	2.0
	Total Investments in Affiliated Investment Companies (Cost $965,420,406)*	$1,124,905,856	100.0
	Liabilities in Excess of Other Assets	(412,244)	—

	Net Assets	$1,124,493,612	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $1,006,426,556.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$118,479,300
Gross Unrealized Depreciation	—

Net Unrealized appreciation	$118,479,300

See Accompanying Notes to Financial Statements

45

ING SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$1,124,905,856	$—	$—	$1,124,905,856

Total Investments, at value	$1,124,905,856	$—	$—	$1,124,905,856

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

46

ING SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
2,780,529		ING Clarion Global Real Estate Portfolio - Class I	$28,945,309	4.0
295,493		ING Clarion Real Estate Portfolio - Class I	7,198,219	1.0
1,866,598		ING Davis New York Venture Portfolio - Class I	34,476,069	4.8
2,370,931		ING Equity Dividend Fund - Class I	25,345,249	3.5
909,247		ING Global Bond Fund - Class I	10,801,854	1.5
3,696,883		ING Goldman Sachs Commodity Strategy Portfolio - Class I	28,539,938	3.9
3,349,081		ING Growth and Income Portfolio - Class I	76,292,067	10.5
5,721,917	@	ING International Core Fund - Class I	58,077,460	8.0
2,785,779	@	ING International Growth Fund - Class I	29,083,534	4.0
2,847,458		ING JPMorgan Emerging Markets Equity Portfolio - Class I	65,292,210	9.0
2,551,783		ING Large Cap Growth Portfolio - Class I	36,388,427	5.0
1,978,548		ING Marsico Growth Portfolio - Class I	36,286,566	5.0
2,540,366		ING MidCap Opportunities Portfolio - Class I	32,745,313	4.5
699,449	@	ING PIMCO High Yield Portfolio - Class I	7,204,329	1.0

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
2,800,070	ING Pioneer Mid Cap Value Portfolio - Class I	$32,564,818	4.5
1,874,943	ING Small Company Portfolio - Class I	36,205,141	5.0
1,053,394	ING T Rowe Price Capital Appreciation Portfolio - Class I	25,323,584	3.5
5,582,497	ING T. Rowe Price Equity Income Portfolio - Class I	68,832,190	9.5
633,263	ING T. Rowe Price Growth Equity Portfolio - Class I	36,298,608	5.0
2,499,617	ING Templeton Foreign Equity Portfolio - Class I	29,145,538	4.0
590,345	ING Thornburg Value Portfolio - Class I	19,930,032	2.8
	Total Investments in Affiliated Investment Companies (Cost $613,403,034)*	$724,976,455	100.0
	Liabilities in Excess of Other Assets	(280,596)	—

	Net Assets	$724,695,859	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $635,667,933.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$111,628,002
Gross Unrealized Depreciation	(22,319,480)

Net Unrealized appreciation	$89,308,522

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$724,976,455	$—	$—	$724,976,455

Total Investments, at value	$724,976,455	$—	$—	$724,976,455

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

47

ING SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

		Affiliated Investment Companies: 100.0%
80,321		ING Clarion Global Real Estate Portfolio - Class I	$836,141	4.0
8,536		ING Clarion Real Estate Portfolio - Class I	207,939	1.0
53,921		ING Davis New York Venture Portfolio - Class I	995,912	4.8
68,489		ING Equity Dividend Fund - Class I	732,146	3.5
26,266		ING Global Bond Fund - Class I	312,036	1.5
106,797		ING Goldman Sachs Commodity Strategy Portfolio - Class I	824,476	3.9
96,744		ING Growth and Income Portfolio - Class I	2,203,833	10.5
165,287	@	ING International Core Fund - Class I	1,677,661	8.0
80,471	@	ING International Growth Fund - Class I	840,122	4.0
82,253		ING JPMorgan Emerging Markets Equity Portfolio - Class I	1,886,056	9.0
73,712		ING Large Cap Growth Portfolio - Class I	1,051,134	5.0
57,154		ING Marsico Growth Portfolio - Class I	1,048,199	5.0
73,382		ING MidCap Opportunities Portfolio - Class I	945,900	4.5
20,139	@	ING PIMCO High Yield Portfolio - Class I	207,431	1.0

Shares		Value	Percentage of Net Assets

	Affiliated Investment Companies: (continued)
80,886	ING Pioneer Mid Cap Value Portfolio - Class I	$940,700	4.5
54,161	ING Small Company Portfolio - Class I	1,045,857	5.0
30,429	ING T Rowe Price Capital Appreciation Portfolio - Class I	731,519	3.5
161,261	ING T. Rowe Price Equity Income Portfolio - Class I	1,988,344	9.5
18,293	ING T. Rowe Price Growth Equity Portfolio - Class I	1,048,550	5.0
72,205	ING Templeton Foreign Equity Portfolio - Class I	841,908	4.0
17,053	ING Thornburg Value Portfolio - Class I	575,716	2.8
	Total Investments in Affiliated Investment Companies (Cost $20,133,688)*	$20,941,580	100.0
	Liabilities in Excess of Other Assets	(7,313)	—

	Net Assets	$20,934,267	100.0

@	Non-income producing security
*	Cost for federal income tax purposes is $20,145,531.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$814,478
Gross Unrealized Depreciation	(18,429)

Net Unrealized appreciation	$796,049

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$20,941,580	$—	$—	$20,941,580

Total Investments, at value	$20,941,580	$—	$—	$20,941,580

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

48

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL	(0611-082211)

Semi-Annual Report

June 30, 2011

Classes ADV, I, S, S2 and T

ING Partners, Inc.

■	ING Index Solution Income Portfolio

■	ING Index Solution 2015 Portfolio

■	ING Index Solution 2025 Portfolio

■	ING Index Solution 2035 Portfolio

■	ING Index Solution 2045 Portfolio
■	ING Index Solution 2055 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Market Impact of the S&P Downgrade

Dear Shareholder,

After several weeks of partisan wrangling, Washington was finally able to reach an eleventh-hour agreement to raise the debt ceiling. The deal — which increases the debt ceiling by $2.4 trillion in two stages in exchange for a similar level of spending cuts over ten years — will allow the U.S. Treasury to fund itself in the global capital markets until early 2013 (i.e., shortly after the next presidential election). While the deal averted the worst-possible outcome — a U.S. government default — it left many difficult questions unanswered; namely, which programs will bear the brunt of the spending cuts and what to do about the country’s largest fiscal-spending challenges, health care and social security. These concerns, and the fractious debate that led to the debt ceiling increase, prompted Standard & Poor’s to downgrade the United States’ long-term debt, from AAA to AA+, on August 5.

The markets reacted strongly, taking investors on a roller coaster ride as stocks rose and plunged in the days following the downgrade. Investors already were concerned about evidence of slowing global economic growth; the downgrade refocused attention on the lack of confidence in the developed world and the U.S. in particular. It is possible that the downgrade could lead to higher interest rates over the long term, though we presently see no evidence of this. The Federal Reserve announced on August 9 that it would keep the federal funds target range at 0.00–0.25%, and that economic conditions were likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013. As a result, many forecasters expect any long-term increase in interest rates to be relatively modest.

Nonetheless, we are concerned about the tightening of financial conditions caused by the equity sell-off and its effects on business and consumer confidence. Falling markets can lead to a pull-back by consumers and cause the economy to slow further. How can you protect yourself as an investor Diversify across the globe. Don’t give up on the U.S. — we are still one of the most dynamic players on the world stage — but seek to spread your risks as widely as possible. Ask your financial advisor to help you devise a plan to optimize your portfolio’s diversification.

Thank you for your confidence in ING Funds. It is our privilege to serve your investment needs, and we look forward to continuing to do so in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

August 12, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:   SIX MONTHS ENDED JUNE 30, 2011

In our last report we noted that investor sentiment had turned distinctly positive, despite lingering concerns. By early May, investors seemed to have shrugged off these and two additional, unforeseeable crises, pushing global equities in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) up by 6%. But then doubts set in and as late as June 24 the index was down for the year, before a dramatic recovery in the last four days led to a return of 2.92% for the six-month period. (The MSCI World IndexSM returned 5.29% for the six-month period, measured in U.S. dollars.)

In the U.S. the year started off well enough, until economic and other news started to deteriorate.

By April 2011, the unemployment rate had improved to 8.8%, the lowest in 24 months, with more than 200,000 new private sector jobs being created monthly. But in May the rise in non-farm payrolls fell to just 54,000 and the unemployment rate rebounded to 9.1%, with 45.1% of those affected unemployed for more than 26 weeks.

Gross Domestic Product (“GDP”) growth, having accelerated to 3.1% (annualized), dropped to 1.9% in the latest quarter. By April 2011, consumer spending had scored ten straight monthly increases, but was losing momentum. In May, growth in spending stalled all together and in real terms was in decline. Purchasing managers’ indices initially signaled the busiest manufacturing and service sectors in five years, but then fell back.

In housing, sales of new and existing homes which had slumped after the expiry in April 2010 of a program of tax credits for home buyers, seemed to be stabilizing at low levels. But by May both were in decline again. The main disappointment however, was the confirmation in May of the “double dip” in housing prices, when the S&P/Case-Shiller 20-City Composite Home Price Index slipped below the trough recorded in April 2009. The index level reported in June was last seen in early 2003 and stood nearly one third below the peak of July 2006.

A slowdown of sorts was also taking place in China. Its economy grew at 10.3% in 2010, displacing Japan as the world’s second largest economy and the U.S. as the world’s biggest manufacturer. But such fast development has brought growth-threatening imbalances, including inflation above 5% and a housing bubble. The Bank of China increased banks’ reserve ratio requirements six times and raised interest rates twice in the first half of 2011, and by the end, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about euro zone sovereign debt. Chronically low-growth Portugal became the third country in a year to request a bail-out. More importantly it became evident that the austerity measures imposed on Greece as a condition of its 2010 bail-out had not reduced its budget deficit sufficiently. Euro zone leaders’ openly bickered about what to do. Finally, in the last few days of June, the Greek parliament approved a new austerity and privatization package and tensions eased.

Other events moved markets — at least for a while. In January, popular revolt erupted in North Africa. By March, Libya, a significant oil producer, was effectively in a civil war, helping to lift the price of oil temporarily above $100 per barrel. The massive earthquake and tsunami that hit Japan on March 11 caused surprisingly extensive disruption of global supplies of electrical and digital components. Five days later global equities briefly touched their low point of the year.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 2.72% for the six-month period, mostly in April and May. Within this, the Barclays Capital U.S. Treasury Index returned 2.22%, underperforming the 3.16% on the Barclays Capital Corporate Investment Grade Bond Index for the six-month period. The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index did better still, with a return of 4.98% for the six-month period.

U.S. equities, represented by the S&P 500® Index, including dividends, returned 6.02% for the six-month period, adding just 10 basis points after the best first quarter since 1998. Investors shrugged off the June 30th end of QE2, the program of quantitative easing announced last August, as the Greek debt crisis receded. The operating earnings of S&P 500® companies in the second quarter were on the cusp of beating their all time record of exactly four years earlier and, on that basis at least, valuations looked undemanding.

In currencies, euro zone angst during the six-month period vied with the perceived dollar-negative threat of another energy crisis. The U.S. dollar benefited periodically from safe haven status. But markets ended the quarter in a more sanguine mood and with the European Central Bank now raising interest rates, the U.S. dollar ultimately fell 7.91% against the euro, 3.43% against the pound and even lost 0.69% to the yen for the six-month period.

Internationally, the MSCI Japan® Index lost 5.16% for the six-month period, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned 2.13% for the six-month period, boosted by a gain of 4.29% in the last four days. Market returns did not necessarily follow the pattern of the two-tier economy that had developed, with economic statistics favoring more soundly based countries at the expense of the peripherals. As in the U.S., measures of business activity and confidence deteriorated as the quarter ended. The MSCI UK® Index added 2.95% for the six-month period, defying the prospect of severe public spending cuts intended to eliminate an 11% budget deficit, GDP that had not grown from its mid 2010 level and inflation at 4.5%.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2011 to June 30, 2011. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**
ING Index Solution Income Portfolio
Class ADV	$1,000.00	$1,027.90	0.62%	$3.12	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,030.30	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,029.60	0.37	1.86	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,028.80	0.52	2.62	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,026.90	0.82	4.12	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2015 Portfolio
Class ADV	$1,000.00	$1,034.40	0.62%	$3.13	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,036.90	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,035.20	0.37	1.87	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,035.50	0.52	2.62	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,034.40	0.82	4.14	1,000.00	1,020.73	0.82	4.11

4

*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2011**
ING Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,046.20	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,048.50	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,046.80	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,046.20	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,045.30	0.82	4.16	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,049.70	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,051.90	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,050.30	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,049.60	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,047.90	0.82	4.16	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,054.30	0.62%	$3.16	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,057.50	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,056.90	0.37	1.89	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,055.20	0.52	2.65	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,054.50	0.82	4.18	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,054.50	0.62%	$3.16	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,056.90	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,057.10	0.37	1.89	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,055.40	0.52	2.65	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,053.70	0.82	4.18	1,000.00	1,020.73	0.82	4.11

*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$173,169,072	$172,720,479	$213,196,347
Investments in securities at value**	9,187,486	13,080,403	18,618,853
Cash	49,098	67,456	93,946
Receivables:
Investments in affiliated underlying funds sold	1,120,581	1,300,427	1,527,796
Fund shares sold	20,545	145,365	163,414

Total assets	183,546,782	187,314,130	233,600,356

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,076,840	1,319,649	1,329,028
Payable for fund shares redeemed	104,146	187,141	446,879
Payable to affiliates	58,854	68,344	90,105

Total liabilities	1,239,840	1,575,134	1,866,012

NET ASSETS	$182,306,942	$185,738,996	$231,734,344

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$160,633,819	$161,508,771	$194,143,556
Undistributed net investment income	5,351,867	4,787,284	5,649,769
Accumulated net realized gain	10,992,742	13,528,894	16,770,520
Net unrealized appreciation	5,328,514	5,914,047	15,170,499

NET ASSETS	$182,306,942	$185,738,996	$231,734,344

* Cost of investments in affiliated underlying funds	$168,127,583	$166,923,703	$198,373,143
** Cost of investments in securities	$8,900,461	$12,963,132	$18,271,558

Class ADV:
Net assets	$24,001,158	$69,058,295	$108,786,724
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,170,144	6,389,070	10,002,487
Net asset value and redemption price per share	$11.06	$10.81	$10.88
Class I:
Net assets	$2,092,430	$5,347,405	$7,462,723
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	186,286	487,716	676,641
Net asset value and redemption price per share	$11.23	$10.96	$11.03
Class S:
Net assets	$155,159,220	$104,116,042	$101,911,136
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	13,928,295	9,567,134	9,303,705
Net asset value and redemption price per share	$11.14	$10.88	$10.95
Class S2:
Net assets	$1,050,812	$7,214,009	$13,570,508
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	95,025	667,774	1,247,183
Net asset value and redemption price per share	$11.06	$10.80	$10.88
Class T:
Net assets	$3,322	$3,245	$3,253
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	300	300	300
Net asset value and redemption price per share	$11.07	$10.82	$10.84

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2011 (UNAUDITED)

	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio	ING Index Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds*	$158,305,488	$93,016,777	$6,262,310
Investments in securities at value**	13,776,315	8,079,611	541,466
Cash	70,883	41,218	4,626
Receivables:
Investments in affiliated underlying funds sold	721,801	386,815	40,090
Fund shares sold	159,235	160,357	38,444

Total assets	173,033,722	101,684,778	6,886,936

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	896,582	542,484	69,203
Payable for fund shares redeemed	45,780	36,367	8,926
Payable to affiliates	68,063	38,300	2,624

Total liabilities	1,010,425	617,151	80,753

NET ASSETS	$172,023,297	$101,067,627	$6,806,183

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$142,398,745	$84,807,876	$6,175,532
Undistributed net investment income	3,984,803	2,113,615	72,579
Accumulated net realized gain	12,837,906	6,664,031	359,901
Net unrealized appreciation	12,801,843	7,482,105	198,171

NET ASSETS	$172,023,297	$101,067,627	$6,806,183

* Cost of investments in affiliated underlying funds	$145,972,557	$85,777,371	$6,077,954
** Cost of investments in securities	$13,307,403	$7,836,912	$527,651

Class ADV:
Net assets	$91,731,898	$51,210,341	$3,913,388
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	8,510,227	4,799,541	331,574
Net asset value and redemption price per share	$10.78	$10.67	$11.80
Class I:
Net assets	$6,547,026	$8,108,676	$291,741
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	598,506	747,221	24,547
Net asset value and redemption price per share	$10.94	$10.85	$11.88
Class S:
Net assets	$65,097,667	$38,049,751	$2,409,356
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,993,304	3,534,230	203,387
Net asset value and redemption price per share	$10.86	$10.77	$11.85
Class S2:
Net assets	$8,643,486	$3,695,668	$188,156
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	800,119	345,425	15,920
Net asset value and redemption price per share	$10.80	$10.70	$11.82
Class T:
Net assets	$3,220	$3,191	$3,542
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	300	300	301
Net asset value and redemption price per share	$10.73	$10.64	$11.77

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,583,414	$1,790,597	$2,776,471

Total investment income	1,583,414	1,790,597	2,776,471

EXPENSES:
Investment management fees	88,193	87,847	108,022
Distribution and service fees:
Class ADV	52,028	162,150	259,726
Class S	191,417	127,551	121,525
Class S2	1,496	9,856	18,836
Class T	12	11	11
Administrative service fees	17,635	17,568	21,603
Miscellaneous expense	979	2,172	3,167

Total expenses	351,760	407,155	532,890
Net waived and reimbursed fees	(299)	(1,971)	(3,767)

Net expenses	351,461	405,184	529,123

Net investment income	1,231,953	1,385,413	2,247,348

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Sale of affiliated underlying funds	3,871,311	5,394,633	5,925,333
Capital gain distributions from affiliated underlying funds	2,031,490	1,699,505	1,188,677
Sale of non-affiliated underlying funds	29,659	27,499	19,406

Net realized gain	5,932,460	7,121,637	7,133,416

Net change in unrealized appreciation or depreciation on:
Affiliated underlying funds	(1,900,922)	(2,042,056)	647,372
Non-affiliated underlying funds	(159,180)	(290,657)	(322,884)

Net change in unrealized appreciation or depreciation	(2,060,102)	(2,332,713)	324,488

Net realized and unrealized gain	3,872,358	4,788,924	7,457,904

Increase in net assets resulting from operations	$5,104,311	$6,174,337	$9,705,252

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio	ING Index Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,275,522	$1,410,450	$84,299

Total investment income	2,275,522	1,410,450	84,299

EXPENSES:
Investment management fees	79,250	44,817	2,553
Distribution and service fees:
Class ADV	212,566	114,122	7,726
Class S	78,008	42,600	2,178
Class S2	12,582	6,420	348
Class T	11	11	13
Administrative service fees	15,849	8,963	510
Miscellaneous expense	2,426	1,493	134

Total expenses	400,692	218,426	13,462
Net waived and reimbursed fees	(2,517)	(1,284)	(70)

Net expenses	398,175	217,142	13,392

Net investment income	1,877,347	1,193,308	70,907

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Sale of affiliated underlying funds	5,385,548	3,229,938	303,044
Capital gain distributions from affiliated underlying funds	599,436	219,577	13,130
Sale of non-affiliated underlying funds	19,953	3,945	—

Net realized gain	6,004,937	3,453,460	316,174

Net change in unrealized appreciation or depreciation on:
Affiliated underlying funds	(111,302)	44,919	(138,468)
Non-affiliated underlying funds	(160,075)	(80,938)	(4,514)

Net change in unrealized appreciation or depreciation	(271,377)	(36,019)	(142,982)

Net realized and unrealized gain	5,733,560	3,417,441	173,192

Increase in net assets resulting from operations	$7,610,907	$4,610,749	$244,099

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution Income Portfolio		ING Index Solution 2015 Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$1,231,953	$4,121,110	$1,385,413	$3,402,311
Net realized gain	5,932,460	5,101,394	7,121,637	7,368,948
Net change in unrealized appreciation or depreciation	(2,060,102)	3,532,916	(2,332,713)	1,769,518

Increase in net assets resulting from operations	5,104,311	12,755,420	6,174,337	12,540,777

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(166,909)	—	(225,105)
Class I	—	(17,358)	—	(25,888)
Class S	—	(1,653,227)	—	(474,216)
Class S2	—	(742)	—	(1,526)
Class T	—	(17)	—	—
Net realized gains:
Class ADV	—	(155,425)	—	(536,188)
Class I	—	(14,023)	—	(42,896)
Class S	—	(1,445,476)	—	(893,715)
Class S2	—	(605)	—	(2,537)
Class T	—	(30)	—	(31)

Total distributions	—	(3,453,812)	—	(2,202,102)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,455,640	27,423,913	30,366,199	70,184,214
Reinvestment of distributions	—	3,453,766	—	2,202,072

	10,455,640	30,877,679	30,366,199	72,386,286
Cost of shares redeemed	(8,863,652)	(29,104,876)	(20,172,306)	(22,681,593)

Net increase in net assets resulting from capital share transactions	1,591,988	1,772,803	10,193,893	49,704,693

Net increase in net assets	6,696,299	11,074,411	16,368,230	60,043,368

NET ASSETS:
Beginning of period	175,610,643	164,536,232	169,370,766	109,327,398

End of period	$182,306,942	$175,610,643	$185,738,996	$169,370,766

Undistributed net investment income at end of period	$5,351,867	$4,119,914	$4,787,284	$3,401,871

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2025 Portfolio		ING Index Solution 2035 Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	Year Ended December 31, 2010
FROM OPERATIONS:
Net investment income	$2,247,348	$3,402,806	$1,877,347	$2,107,710
Net realized gain	7,133,416	10,826,667	6,004,937	7,846,142
Net change in unrealized appreciation or depreciation	324,488	4,542,430	(271,377)	4,754,932

Increase in net assets resulting from operations	9,705,252	18,771,903	7,610,907	14,708,784

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(83,801)	—	—
Class I	—	(16,224)	—	(2,616)
Class S	—	(155,258)	—	(21,917)
Class S2	—	(2,165)	—	(447)
Net realized gains:
Class ADV	—	(134,739)	—	(104,795)
Class I	—	(9,928)	—	(5,072)
Class S	—	(124,816)	—	(75,756)
Class S2	—	(1,325)	—	(877)
Class T	—	(5)	—	(5)

Total distributions	—	(528,261)	—	(211,485)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,360,931	97,167,450	32,188,123	73,849,414
Reinvestment of distributions	—	528,257	—	211,479

	41,360,931	97,695,707	32,188,123	74,060,893
Cost of shares redeemed	(20,801,496)	(19,863,896)	(12,593,592)	(12,271,559)

Net increase in net assets resulting from capital share transactions	20,559,435	77,831,811	19,594,531	61,789,334

Net increase in net assets	30,264,687	96,075,453	27,205,438	76,286,633

NET ASSETS:
Beginning of period	201,469,657	105,394,204	144,817,859	68,531,226

End of period	$231,734,344	$201,469,657	$172,023,297	$144,817,859

Undistributed net investment income at end of period	$5,649,769	$3,402,421	$3,984,803	$2,107,456

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2045 Portfolio		ING Index Solution 2055 Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2011	March 8, 2010(1) to December 31, 2010
FROM OPERATIONS:
Net investment income	$1,193,308	$920,307	$70,907	$1,463
Net realized gain	3,453,460	3,927,127	316,174	43,727
Net change in unrealized appreciation or depreciation	(36,019)	3,592,551	(142,982)	341,153

Increase in net assets resulting from operations	4,610,749	8,439,985	244,099	386,343

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(72,397)	—	—
Class I	—	(4,239)	—	—
Class S	—	(50,155)	—	—
Class S2	—	(605)	—	—
Class T	—	(6)	—	—

Total distributions	—	(127,402)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,199,301	44,969,895	3,690,355	4,196,453
Reinvestment of distributions	—	127,396	—	—

	24,199,301	45,097,291	3,690,355	4,196,453
Cost of shares redeemed	(5,336,861)	(7,525,241)	(858,455)	(852,612)

Net increase in net assets resulting from capital share transactions	18,862,440	37,572,050	2,831,900	3,343,841

Net increase in net assets	23,473,189	45,884,633	3,075,999	3,730,184

NET ASSETS:
Beginning of period	77,594,438	31,709,805	3,730,184	—

End of period	$101,067,627	$77,594,438	$6,806,183	$3,730,184

Undistributed net investment income at end of period	$2,113,615	$920,307	$72,579	$1,672

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Investment income (loss) net of all reductions/additions(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution Income Portfolio
Class ADV
06-30-11	10.76	0.06	•	0.24	0.30	—	—		—	—	11.06	2.79	0.62	0.62	0.62	1.18	24,001	25
12-31-10	10.22	0.23	•	0.52	0.75	0.11	0.10		—	0.21	10.76	7.37	0.62	0.62	0.62	2.24	19,550	45
12-31-09	9.24	0.12	•	0.89	1.01	0.03	0.00	*	—	0.03	10.22	11.02	0.62	0.62	0.62	1.26	9,310	51
03-10-08(5) - 12-31-08	10.00	0.26	•	(1.02)	(0.76)	—	—		—	—	9.24	(7.60)	0.62	0.62	0.62	3.48	2,543	50
Class I
06-30-11	10.90	0.09	•	0.24	0.33	—	—		—	—	11.23	3.03	0.12	0.12	0.12	1.67	2,092	25
12-31-10	10,31	0.28	•	0.53	0.81	0.12	0.10		—	0.22	10.90	7.96	0.12	0.12	0.12	2.67	1,702	45
12-31-09	9.29	0.16	•	0.90	1.06	0.04	0.00	*	—	0.04	10.31	11.46	0.12	0.12	0.12	1.66	1,198	51
03-10-08(5) - 12-31-08	10.00	0.17		(0.88)	(0.71)	—	—		—	—	9.29	(7.10)	0.12	0.12	0.12	2.16	3	50
Class S
06-30-11	10.82	0.08		0.24	0.32	—	—		—	—	11.14	2.96	0.37	0.37	0.37	1.42	155,159	25
12-31-10	10,26	0.25	•	0.52	0.77	0.11	0.10		—	0.21	10.82	7.61	0.37	0.37	0.37	2.39	153,900	45
12-31-09	9.26	0.20	•	0.84	1.04	0.04	0.00	*	—	0.04	10.26	11.27	0.37	0.37	0.37	2.01	154,022	51
03-10-08(5) - 12-31-08	10.00	0.39	•	(1.13)	(0.74)	—	—		—	—	9.26	(7.40)	0.37	0.37	0.37	5.38	1,606	50
Class S2
06-30-11	10.75	0.06	•	0.25	0.31	—	—		—	—	11.06	2.88	0.62	0.52	0.52	1.11	1,051	25
12-31-10	10.21	0.37	•	0.39	0.76	0.12	0.10		—	0.22	10.75	7.54	0.62	0.52	0.52	3.53	455	45
05-28-09(5) - 12-31-09	9.30	0.11	•	0.84	0.95	0.04	0.00	*	—	0.04	10.21	10.26	0.62	0.52	0.52	1.87	3	51
Class T
06-30-11	10.78	0.05		0.24	0.29	—	—		—	—	11.07	2.69	0.87	0.82	0.82	0.96	3	25
12-31-10	10.21	0.20		0.53	0.73	0.06	0.10		—	0.16	10.78	7.16	0.87	0.82	0.82	1.95	3	45
12-31-09	9.23	0.08		0.90	0.98	—	0.00	*	—	—	10.21	10.66	0.87	0.82	0.82	0.79	3	51
03-10-08(5) - 12-31-08	10.00	0.11		(0.88)	(0.77)	—	—		—	—	9.23	(7.70)	0.87	0.82	0.82	1.47	3	50

ING Index Solution 2015 Portfolio
Class ADV
06-30-11	10.45	0.08	•	0.28	0.36	—	—		—	—	10.81	3.44	0.62	0.62	0.62	1.43	69,058	32
12-31-10	9.76	0.22	•	0.61	0.83	0.04	0.10		—	0.14	10.45	8.68	0.62	0.62	0.62	2.25	62,077	49
12-31-09	8.43	0.05	•	1.32	1.37	0.04	0.00	*	—	0.04	9.76	16.28	0.62	0.62	0.62	0.60	35,768	28
03-10-08(5) - 12-31-08	10.00	0.30	•	(1.87)	(1.57)	—	—		—	—	8.43	(15.70)	0.62	0.62	0.62	4.34	8,877	39
Class I
06-30-11	10.57	0.10	•	0.29	0.39	—	—		—	—	10.96	3.69	0.12	0.12	0.12	1.81	5,347	32
12-31-10	9.85	0.27	•	0.61	0.88	0.06	0.10		—	0.16	10.57	9.11	0.12	0.12	0.12	2.72	4,813	49
12-31-09	8.46	0.10	•	1.33	1.43	0.04	0.00	*	—	0.04	9.85	16.99	0.12	0.12	0.12	1.05	3,331	28
03-10-08(5) - 12-31-08	10.00	0.26	•	(1.80)	(1.54)	—	—		—	—	8.46	(15.40)	0.12	0.12	0.12	3.72	183	39

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution 2015 Portfolio (Continued)
Class S
06-30-11	10.51	0.09	•	0.28	0.37	—		—		—	—	10.88	3.52	0.37	0.37	0.37	1.67	104,116	32
12-31-10	9.80	0.25	•	0.61	0.86	0.05		0.10		—	0.15	10.51	8.97	0.37	0.37	0.37	2.50	99,941	49
12-31-09	8.45	0.10	•	1.29	1.39	0.04		0.00	*	—	0.04	9.80	16.50	0.37	0.37	0.37	1.09	70,222	28
03-10-08(5) - 12-31-08	10.00	0.27	•	(1.82)	(1.55)	—		—		—	—	8.45	(15.50)	0.37	0.37	0.37	3.92	3,949	39
Class S2
06-30-11	10.43	0.07	•	0.30	0.37	—		—		—	—	10.80	3.55	0.62	0.52	0.52	1.36	7,214	32
12-31-10	9.76	0.25	•	0.58	0.83	0.06		0.10		—	0.16	10.43	8.68	0.62	0.52	0.52	2.48	2,536	49
05-28-09(5) - 12-31-09	8.52	0.06	•	1.22	1.28	0.04		0.00	*	—	0.04	9.76	15.11	0.62	0.52	0.52	1.05	3	28
Class T
06-30-11	10.46	0.07		0.29	0.36	—		—		—	—	10.82	3.44	0.87	0.82	0.82	1.26	3	32
12-31-10	9.76	0.20		0.60	0.80	0.00	*	0.10		—	0.10	10.46	8.31	0.87	0.82	0.82	2.05	3	49
12-31-09	8.41	0.02		1.33	1.35	—		0.00	*	—	—	9.76	16.07	0.87	0.82	0.82	0.21	3	28
03-10-08(5) - 12-31-08	10.00	0.09		(1.68)	(1.59)	—		—		—	—	8.41	(15.90)	0.87	0.82	0.82	1.12	3	39

ING Index Solution 2025 Portfolio
Class ADV
06-30-11	10.40	0.09		0.39	0.48	—		—		—	—	10.88	4.62	0.62	0.62	0.62	1.97	108,787	23
12-31-10	9.36	0.20	•	0.87	1.07	0.01		0.02		—	0.03	10.40	11.43	0.62	0.62	0.62	2.12	96,652	48
12-31-09	7.79	0.00	•,*	1.60	1.60	0.03		0.00	*	—	0.03	9.36	20.58	0.62	0.62	0.62	0.04	52,508	15
03-10-08(5) - 12-31-08	10.00	0.28	•	(2.49)	(2.21)	—		—		—	—	7.79	(22.10)	0.62	0.62	0.62	4.29	12,557	17
Class I
06-30-11	10.52	0.13		0.38	0.51	—		—		—	—	11.03	4.85	0.12	0.12	0.12	2.26	7,463	23
12-31-10	9.44	0.25	•	0.88	1.13	0.03		0.02		—	0.05	10.52	11.96	0.12	0.12	0.12	2.63	7,248	48
12-31-09	7.82	0.05	•	1.60	1.65	0.03		0.00	*	—	0.03	9.44	21.20	0.12	0.12	0.12	0.52	4,105	15
03-10-08(5) - 12-31-08	10.00	0.11		(2.29)	(2.18)	—		—		—	—	7.82	(21.80)	0.12	0.12	0.12	1.50	2	17
Class S
06-30-11	10.46	0.11		0.38	0.49	—		—		—	—	10.95	4.68	0.37	0.37	0.37	2.20	101,911	23
12-31-10	9.40	0.22	•	0.88	1.10	0.02		0.02		—	0.04	10.46	11.72	0.37	0.37	0.37	2.31	92,770	48
12-31-09	7.80	0.03	•	1.60	1.63	0.03		0.00	*	—	0.03	9.40	20.97	0.37	0.37	0.37	0.37	48,775	15
03-10-08(5) - 12-31-08	10.00	0.35	•	(2.55)	(2.20)	—		—		—	—	7.80	(22.00)	0.37	0.37	0.37	5.36	4,555	17
Class S2
06-30-11	10.40	0.10	•	0.38	0.48	—		—		—	—	10.88	4.62	0.62	0.52	0.52	1.86	13,571	23
12-31-10	9.36	0.17	•	0.92	1.09	0.03		0.02		—	0.05	10.40	11.63	0.62	0.52	0.52	1.76	4,796	48
05-28-09(5) - 12-31-09	7.90	0.02	•	1.47	1.49	0.03		0.00	*	—	0.03	9.36	18.96	0.62	0.52	0.52	0.34	4	15

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution 2025 Portfolio (Continued)
Class T
06-30-11	10.37	0.09		0.38	0.47	—		—		—	—	10.84	4.53	0.87	0.82	0.82	1.76	3	23
12-31-10	9.36	0.18		0.85	1.03	—		0.02		—	0.02	10.37	10.99	0.87	0.82	0.82	1.90	3	48
12-31-09	7.78	(0.02)		1.60	1.58	—		0.00	*	—	—	9.36	20.31	0.87	0.82	0.82	(0.25)	3	15
03-10-08(5) - 12-31-08	10.00	0.06		(2.28)	(2.22)	—		—		—	—	7.78	(22.20)	0.87	0.82	0.82	0.80	2	17

ING Index Solution 2035 Portfolio
Class ADV
06-30-11	10.27	0.12	•	0.39	0.51	—		—		—	—	10.78	4.97	0.62	0.62	0.62	2.28	91,732	23
12-31-10	9.14	0.18	•	0.97	1.15	—		0.02		—	0.02	10.27	12.56	0.62	0.62	0.62	1.91	77,135	45
12-31-09	7.45	(0.02	)•	1.74	1.72	0.03		0.00	*	—	0.03	9.14	23.19	0.62	0.62	0.62	(0.22)	41,570	14
03-10-08(5) - 12-31-08	10.00	0.33	•	(2.88)	(2.55)	—		—		—	—	7.45	(25.50)	0.62	0.62	0.62	5.29	9,139	19
Class I
06-30-11	10.40	0.14	•	0.40	0.54	—		—		—	—	10.94	5.19	0.12	0.12	0.12	2.66	6,547	23
12-31-10	9.22	0.23	•	0.98	1.21	0.01		0.02		—	0.03	10.40	13.10	0.12	0.12	0.12	2.40	5,521	45
12-31-09	7.48	0.02	•	1.76	1.78	0.04		0.00	*	—	0.04	9.22	23.81	0.12	0.12	0.12	0.25	1,947	14
03-10-08(5) - 12-31-08	10.00	0.24	•	(2.76)	(2.52)	—		—		—	—	7.48	(25.20)	0.12	0.12	0.12	3.87	170	19
Class S
06-30-11	10.34	0.12		0.40	0.52	—		—		—	—	10.86	5.03	0.37	0.37	0.37	2.47	65,098	23
12-31-10	9.18	0.20	•	0.98	1.18	0.00	*	0.02		—	0.02	10.34	12.89	0.37	0.37	0.37	2.15	58,656	45
12-31-09	7.47	0.00	•,*	1.75	1.75	0.04		0.00	*	—	0.04	9.18	23.42	0.37	0.37	0.37	0.05	25,008	14
03-10-08(5) - 12-31-08	10.00	0.37	•	(2.90)	(2.53)	—		—		—	—	7.47	(25.30)	0.37	0.37	0.37	6.06	4,038	19
Class S2
06-30-11	10.29	0.11	•	0.40	0.51	—		—		—	—	10.80	4.96	0.62	0.52	0.52	2.15	8,643	23
12-31-10	9.15	0.11	•	1.06	1.17	0.01		0.02		—	0.03	10.29	12.76	0.62	0.52	0.52	1.11	3,503	45
05-28-09(5) - 12-31-09	7.60	0.00	•,*	1.59	1.59	0.04		0.00	*	—	0.04	9.15	20.94	0.62	0.52	0.52	(0.01)	4	14
Class T
06-30-11	10.24	0.11		0.38	0.49	—		—		—	—	10.73	4.79	0.87	0.82	0.82	2.03	3	23
12-31-10	9.14	0.17		0.95	1.12	—		0.02		—	0.02	10.24	12.23	0.87	0.82	0.82	1.82	3	45
12-31-09	7.44	(0.04)		1.74	1.70	—		0.00	*	—	—	9.14	22.85	0.87	0.82	0.82	(0.48)	3	14
03-10-08(5) - 12-31-08	10.00	0.05		(2.61)	(2.56)	—		—		—	—	7.44	(25.60)	0.87	0.82	0.82	0.64	2	19

ING Index Solution 2045 Portfolio
Class ADV
06-30-11	10.12	0.13	•	0.42	0.55	—		—		—	—	10.67	5.43	0.62	0.62	0.62	2.52	51,210	24
12-31-10	8.92	0.16	•	1.06	1.22	—		0.02		—	0.02	10.12	13.73	0.62	0.62	0.62	1.71	39,799	45
12-31-09	7.11	(0.04	)•	1.88	1.84	0.03		0.00	*	—	0.03	8.92	25.89	0.62	0.62	0.62	(0.48)	18,520	22
03-10-08(5) - 12-31-08	10.00	0.24	•	(3.13)	(2.89)	—		—		—	—	7.11	(28.90)	0.62	0.62	0.62	3.81	3,069	12
See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution 2045 Portfolio (Continued)
Class I
06-30-11	10.26	0.16	•	0.43	0.59	—	—		—	—	10.85	5.75	0.12	0.12	0.12	2.95	8,109	24
12-31-10	9.00	0.19	•	1.09	1.28	—	0.02		—	0.02	10.26	14.28	0.12	0.12	0.12	2.03	6,553	45
12-31-09	7.14	0.00	•,*	1.89	1.89	0.03	0.00	*	—	0.03	9.00	26.53	0.12	0.12	0.12	0.00 *	1,143	22
03-10-08(5) - 12-31-08	10.00	0.20	•	(3.06)	(2.86)	—	—		—	—	7.14	(28.60)	0.12	0.12	0.12	3.32	115	12
Class S
06-30-11	10.19	0.15	•	0.43	0.58	—	—		—	—	10.77	5.69	0.37	0.37	0.37	2.77	38,050	24
12-31-10	8.97	0.18	•	1.06	1.24	—	0.02		—	0.02	10.19	13.88	0.37	0.37	0.37	1.93	29,555	45
12-31-09	7.13	(0.02	)•	1.89	1.87	0.03	0.00	*	—	0.03	8.97	26.26	0.37	0.37	0.37	(0.23)	12,040	22
03-10-08(5) - 12-31-08	10.00	0.28	•	(3.15)	(2.87)	—	—		—	—	7.13	(28.70)	0.37	0.37	0.37	4.44	1,772	12
Class S2
06-30-11	10.14	0.15	•	0.41	0.56	—	—		—	—	10.70	5.52	0.62	0.52	0.52	2.95	3,696	24
12-31-10	8.93	0.07	•	1.16	1.23	—	0.02		—	0.02	10.14	13.83	0.62	0.52	0.52	0.71	1,684	45
05-28-09(5) - 12-31-09	7.29	(0.02	)•	1.69	1.67	0.03	0.00	*	—	0.03	8.93	22.97	0.62	0.52	0.52	(0.35)	4	22
Class T
06-30-11	10.09	0.12		0.43	0.55	—	—		—	—	10.64	5.45	0.87	0.82	0.82	2.25	3	24
12-31-10	8.92	0.16		1.03	1.19	—	0.02		—	0.02	10.09	13.40	0.87	0.82	0.82	1.75	3	45
12-31-09	7.10	(0.06)		1.88	1.82	—	0.00	*	—	—	8.92	25.64	0.87	0.82	0.82	(0.74)	3	22
03-10-08(5) - 12-31-08	10.00	0.03		(2.93)	(2.90)	—	—		—	—	7.10	(29.00)	0.87	0.82	0.82	0.47	2	12
ING Index Solution 2055 Portfolio
Class ADV
06-30-11	11.19	0.15	•	0.46	0.61	—	—		—	—	11.80	5.45	0.62	0.62	0.62	2.63	3,913	36
03-08-10(5) - 12-31-10	10.00	(0.00	)*	1.19	1.19	—	—		—	—	11.19	11.90	0.62	0.62	0.62	(0.06)	2,381	80
Class I
06-30-11	11.24	0.19	•	0.45	0.64	—	—		—	—	11.88	5.69	0.12	0.12	0.12	3.23	292	36
03-08-10(5) - 12-31-10	10.00	0.26		0.98	1.24	—	—		—	—	11.24	12.40	0.12	0.12	0.12	3.32	46	80
Class S
06-30-11	11.21	0.17	•	0.47	0.64	—	—		—	—	11.85	5.71	0.37	0.37	0.37	3.00	2,409	36
03-08-10(5) - 12-31-10	10.00	0.01		1.20	1.21	—	—		—	—	11.21	12.10	0.37	0.37	0.37	0.19	1,209	80
Class S2
06-30-11	11.20	0.16	•	0.46	0.62	—	—		—	—	11.82	5.54	0.62	0.52	0.52	2.77	188	36
03-08-10(5) - 12-31-10	10.00	0.05	•	1.15	1.20	—	—		—	—	11.20	12.00	0.62	0.52	0.52	0.54	91	80
Class T
06-30-11	11.17	0.13		0.47	0.60	—	—		—	—	11.77	5.37	0.87	0.82	0.82	2.24	4	36
03-08-10(5) - 12-31-10	10.00	0.19		0.98	1.17	—	—		—	—	11.17	11.70	0.87	0.82	0.82	2.28	3	80

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or less than 0.005% or more than $(0.005).

See Accompanying Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-five active separate investment series. The six Portfolios included in this report are: ING Index Solution Income Portfolio (“Index Solution Income”), ING Index Solution 2015 Portfolio (“Index Solution 2015”), ING Index Solution 2025 Portfolio (“Index Solution 2025”), ING Index Solution 2035 Portfolio (“Index Solution 2035”), ING Index Solution 2045 Portfolio (“Index Solution 2045”) and ING Index Solution 2055 Portfolio (“Index Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Index Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Index Solution 2015, 2025, 2035, 2045 and 2055 Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The Portfolios offer the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios, other investment companies and other investors, as permitted.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Consultant, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Portfolios, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect their businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of the entity. A change of control would result in the termination of the Portfolios’ advisory agreement, which would trigger the necessity for new agreement that would require approval of the Board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Portfolios or their operations and administration.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in Underlying Funds and securities are recorded at their estimated fair value, as described below. The valuations of the Portfolios’ investments in Underlying Funds are based on the NAVs of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.

Investments in securities held in the Portfolios or the Underlying Funds maturing in 60 days or less are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from automated pricing services. Investments in equity securities held by the Portfolios or the Underlying Funds and traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value (“NAV”).

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolios calculate their next NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement data. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

(continued)

source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.

The Portfolios classify each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

For the six months ended June 30, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios each have entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets.

DSL pays the Consultant a consulting fee of 0.03% based on the average daily net assets of each Portfolio.

The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES (continued)

Under an Administrative Services Agreement between the Portfolios and IFS, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2011 the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$48,366,734	$45,550,848
Index Solution 2015	67,798,842	56,221,008
Index Solution 2025	73,053,902	50,245,075
Index Solution 2035	58,519,925	37,047,466
Index Solution 2045	41,798,487	21,743,916
Index Solution 2055	4,760,579	1,861,244

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV, S2 and T of the Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby IID is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans each Portfolio makes payments to IID at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2012. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2012.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IID which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2011, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities (see Note 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Solution Income	$14,754	$2,951	$41,149	$58,854
Index Solution 2015	14,858	2,972	50,514	68,344
Index Solution 2025	18,484	3,969	67,925	90,105
Index Solution 2035	13,603	2,720	51,740	68,063
Index Solution 2045	7,954	1,591	28,755	38,300
Index Solution 2055	516	104	2,004	2,624

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by Directed Services LLC until distribution in accordance with the Plan.

At June 30, 2011, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ING Life Insurance and Annuity Company	Index Solution Income	22.04%
	Index Solution 2015	64.34%
	Index Solution 2025	80.20%
	Index Solution 2035	85.23%
	Index Solution 2045	89.51%
	Index Solution 2055	94.79%
ING National Trust	Index Solution Income	76.88%
	Index Solution 2015	33.93%
	Index Solution 2025	17.88%
	Index Solution 2035	12.71%
	Index Solution 2045	9.50%
	Index Solution 2055	5.11%

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Index Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2055	0.62%	0.12%	0.37%	0.52%	0.82%

(1)

The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2011, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. Effective May 27, 2011, the funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 27, 2011, the funds to which the line of credit is available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The Portfolios did not utilize the line of credit during the six months ended June 30, 2011.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Index Solution Income
Class ADV
06-30-11	572,333	—	(219,053)	353,280	6,257,628	—	(2,401,358)	3,856,270
12-31-10	1,204,165	31,234	(329,474)	905,925	12,568,680	322,334	(3,450,635)	9,440,379

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Index Solution Income (continued)
Class I
06-30-11	33,914	—	(3,782)	30,132	377,756	—	(41,970)	335,786
12-31-10	54,028	3,009	(17,002)	40,035	570,057	31,381	(181,676)	419,762
Class S
06-30-11	292,835	—	(582,481)	(289,646)	3,232,286	—	(6,414,843)	(3,182,557)
12-31-10	1,312,314	298,814	(2,403,816)	(792,688)	13,802,237	3,098,704	(25,433,475)	(8,532,534)
Class S2
06-30-11	53,196	—	(500)	52,696	587,970	—	(5,481)	582,489
12-31-10	45,641	131	(3,766)	42,006	482,939	1,347	(39,090)	445,196
Index Solution 2015
Class ADV
06-30-11	1,297,757	—	(850,393)	447,364	13,874,596	—	(9,145,856)	4,728,740
12-31-10	3,083,418	78,242	(883,146)	2,278,514	30,735,636	761,293	(8,802,403)	22,694,526
Class I
06-30-11	85,608	—	(53,207)	32,401	933,997	—	(575,238)	358,759
12-31-10	249,011	7,005	(139,044)	116,972	2,494,366	68,784	(1,387,005)	1,176,145
Class S
06-30-11	976,314	—	(921,768)	54,546	10,474,039	—	(9,933,756)	540,283
12-31-10	3,427,170	140,013	(1,216,538)	2,350,645	34,268,647	1,367,932	(12,254,371)	23,382,208
Class S2
06-30-11	473,138	—	(48,461)	424,677	5,083,567	—	(517,456)	4,566,111
12-31-10	265,934	418	(23,607)	242,745	2,685,565	4,063	(237,814)	2,451,814
Index Solution 2025
Class ADV
06-30-11	1,819,747	—	(1,114,421)	705,326	19,535,830	—	(12,031,544)	7,504,286
12-31-10	4,845,664	23,677	(1,180,899)	3,688,442	46,545,839	218,541	(11,219,965)	35,544,415
Class I
06-30-11	102,816	—	(115,425)	(12,609)	1,119,615	—	(1,254,467)	(134,852)
12-31-10	323,556	2,806	(71,966)	254,396	3,161,728	26,153	(700,594)	2,487,287
Class S
06-30-11	1,092,458	—	(660,290)	432,168	11,817,916	—	(7,108,559)	4,709,357
12-31-10	4,442,478	30,180	(788,246)	3,684,412	42,621,154	280,074	(7,597,032)	35,304,196
Class S2
06-30-11	824,134	—	(38,333)	785,801	8,887,570	—	(406,926)	8,480,644
12-31-10	497,056	378	(36,432)	461,002	4,838,729	3,489	(346,305)	4,495,913
Index Solution 2035
Class ADV
06-30-11	1,617,190	—	(617,185)	1,000,005	17,177,202	—	(6,613,761)	10,563,441
12-31-10	3,731,423	11,709	(779,606)	2,963,526	34,955,652	104,795	(7,351,284)	27,709,163
Class I
06-30-11	120,882	—	(53,394)	67,488	1,301,219	—	(575,313)	725,906
12-31-10	350,726	850	(31,736)	319,840	3,420,529	7,687	(305,115)	3,123,101

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Index Solution 2035 (continued)
Class S
06-30-11	758,145	—	(439,296)	318,849	8,123,185	—	(4,740,660)	3,382,525
12-31-10	3,399,002	10,865	(458,665)	2,951,202	31,941,475	97,673	(4,341,227)	27,697,921
Class S2
06-30-11	522,734	—	(63,187)	459,547	5,586,517	—	(663,858)	4,922,659
12-31-10	367,762	148	(27,733)	340,177	3,531,758	1,324	(273,933)	3,259,149
Index Solution 2045
Class ADV
06-30-11	1,093,883	—	(228,953)	864,930	11,500,863	—	(2,422,904)	9,077,959
12-31-10	2,253,659	8,370	(403,917)	1,858,112	20,484,970	72,397	(3,708,060)	16,849,307
Class I
06-30-11	148,898	—	(40,293)	108,605	1,590,236	—	(431,886)	1,158,350
12-31-10	545,424	484	(34,328)	511,580	5,287,731	4,239	(323,230)	4,968,740
Class S
06-30-11	827,329	—	(192,483)	634,846	8,782,698	—	(2,050,696)	6,732,002
12-31-10	1,919,817	5,758	(369,078)	1,556,497	17,544,739	50,155	(3,371,992)	14,222,902
Class S2
06-30-11	219,688	—	(40,366)	179,322	2,325,504	—	(431,375)	1,894,129
12-31-10	178,235	70	(12,614)	165,691	1,652,455	605	(121,959)	1,531,101
Index Solution 2055
Class ADV
06-30-11	162,526	—	(43,826)	118,700	1,891,441	—	(507,176)	1,384,265
03-08-10(1) - 12-31-10	279,899	—	(67,025)	212,874	2,798,256	—	(666,354)	2,131,902
Class I
06-30-11	22,452	—	(2,003)	20,449	264,367	—	(23,767)	240,600
03-08-10(1) - 12-31-10	6,235	—	(2,137)	4,098	65,200	—	(23,085)	42,115
Class S
06-30-11	121,856	—	(26,254)	95,602	1,427,168	—	(311,040)	1,116,128
03-08-10(1) - 12-31-10	124,390	—	(16,605)	107,785	1,241,429	—	(160,537)	1,080,892
Class S2
06-30-11	9,217	—	(1,418)	7,799	107,379	—	(16,472)	90,907
03-08-10(1) - 12-31-10	8,368	—	(247)	8,121	88,558	—	(2,636)	85,922
Class T
06-30-11	—	—	—	—	—	—	—	—
03-08-10(1) - 12-31-10	301	—	—	301	3,010	—	—	3,010

(1)	Commencement of operations.

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2011. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2010 was as follows:

	Ordinary Income	Long-Term Capital Gains
Index Solution Income	$3,435,825	$17,987
Index Solution 2015	1,285,912	916,190
Index Solution 2025	277,264	250,997
Index Solution 2035	40,229	171,256
Index Solution 2045	—	127,402

The tax-basis components of distributable earnings as of December 31, 2010 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$6,621,986	$2,646,026	$7,300,800
Index Solution 2015	5,778,613	4,402,220	7,875,055
Index Solution 2025	4,400,372	9,216,373	14,268,791
Index Solution 2035	2,412,575	7,045,448	12,555,622
Index Solution 2045	1,290,008	3,184,077	7,174,917
Index Solution 2055	81,761	—	304,791

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2011, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ tax year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

NOTE 11 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others  — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2011 (UNAUDITED) (CONTINUED)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of June 30, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2011, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.2475	$0.1565	$0.1655	August 9, 2011	August 5, 2011
Class I	$0.2868	$0.1565	$0.1655	August 9, 2011	August 5, 2011
Class S	$0.2584	$0.1565	$0.1655	August 9, 2011	August 5, 2011
Class S2	$0.2840	$0.1565	$0.1655	August 9, 2011	August 5, 2011
Class T	$0.2137	$0.1565	$0.1655	August 9, 2011	August 5, 2011
Index Solution 2015
Class ADV	$0.1857	$0.1381	$0.2557	August 9, 2011	August 5, 2011
Class I	$0.2247	$0.1381	$0.2557	August 9, 2011	August 5, 2011
Class S	$0.2026	$0.1381	$0.2557	August 9, 2011	August 5, 2011
Class S2	$0.2208	$0.1381	$0.2557	August 9, 2011	August 5, 2011
Class T	$0.1518	$0.1381	$0.2557	August 9, 2011	August 5, 2011
Index Solution 2025
Class ADV	$0.1465	$0.0464	$0.4278	August 9, 2011	August 5, 2011
Class I	$0.1838	$0.0464	$0.4278	August 9, 2011	August 5, 2011
Class S	$0.1652	$0.0464	$0.4278	August 9, 2011	August 5, 2011
Class S2	$0.1792	$0.0464	$0.4278	August 9, 2011	August 5, 2011
Class T	$0.1111	$0.0464	$0.4278	August 9, 2011	August 5, 2011
Index Solution 2035
Class ADV	$0.1203	$0.0188	$0.4329	August 9, 2011	August 5, 2011
Class I	$0.1542	$0.0188	$0.4329	August 9, 2011	August 5, 2011
Class S	$0.1372	$0.0188	$0.4329	August 9, 2011	August 5, 2011
Class S2	$0.1499	$0.0188	$0.4329	August 9, 2011	August 5, 2011
Class T	$0.0818	$0.0188	$0.4329	August 9, 2011	August 5, 2011
Index Solution 2045
Class ADV	$0.0866	$0.0381	$0.3282	August 9, 2011	August 5, 2011
Class I	$0.1147	$0.0381	$0.3282	August 9, 2011	August 5, 2011
Class S	$0.1008	$0.0381	$0.3282	August 9, 2011	August 5, 2011
Class S2	$0.1098	$0.0381	$0.3282	August 9, 2011	August 5, 2011
Class T	$0.0477	$0.0381	$0.3282	August 9, 2011	August 5, 2011
Index Solution 2055
Class ADV	$0.0002	$0.1181	$—	August 9, 2011	August 5, 2011
Class I	$0.0102	$0.1181	$—	August 9, 2011	August 5, 2011
Class S	$0.0055	$0.1181	$—	August 9, 2011	August 5, 2011
Class S2	$0.0081	$0.1181	$—	August 9, 2011	August 5, 2011
Class T	$—	$0.1181	$—	August 9, 2011	August 5, 2011

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

26

ING INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 5.0%
		Financials: 5.0%
77,165		iShares® MSCI Emerging Markets Index Fund	$3,673,054	2.0
113,419		Vanguard Emerging Markets ETF	5,514,432	3.0
		Total Exchange-Traded Funds (Cost $8,900,461)	9,187,486	5.0

MUTUAL FUNDS: 95.0%
		Affiliated Investment Companies: 95.0%
2,921,394	**	ING Russell™ Large Cap Index Portfolio - Class I	29,360,013	16.1
1,495,225	**	ING Russell™ Mid Cap Index Portfolio - Class I	18,331,461	10.1
836,972	**	ING International Index Portfolio - Class I	7,373,723	4.0
10,986,407	**	ING U.S. Bond Index Portfolio - Class I	118,103,875	64.8
		Total Mutual Funds (Cost $168,127,583)	173,169,072	95.0

		Total Investments in Securities (Cost $177,028,044)*	$182,356,558	100.0
		Liabilities in Excess of Other Assets	(49,616)	—

		Net Assets	$182,306,942	100.0

**	Investment in affiliate
*	Cost for federal income tax purposes is $177,100,186.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,458,426
Gross Unrealized Depreciation	(202,054)

Net Unrealized Appreciation	$5,256,372

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$9,187,486	$—	$—	$9,187,486
Mutual Funds	173,169,072	—	—	173,169,072

Total Investments, at value	$182,356,558	$—	$—	$182,356,558

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

27

ING INDEX SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 7.0%
		Financials: 7.0%
117,718		iShares® MSCI Emerging Markets Index Fund	$5,603,377	3.0
153,785		Vanguard Emerging Markets ETF	7,477,026	4.0
		Total Exchange-Traded Funds (Cost $12,963,132)	13,080,403	7.0

MUTUAL FUNDS: 93.0%
		Affiliated Investment Companies: 93.0%
3,157,697	**	ING Russell™ Large Cap Index Portfolio - Class I	31,734,856	17.1
1,825,325	**	ING Russell™ Mid Cap Index Portfolio - Class I	22,378,484	12.1
2,129,477	**	ING International Index Portfolio - Class I	18,760,691	10.1
286,749	**	ING Russell™ Small Cap Index Portfolio - Class I	3,730,600	2.0
8,941,009	**	ING U.S. Bond Index Portfolio - Class I	96,115,848	51.7
		Total Mutual Funds (Cost $166,923,703)	172,720,479	93.0

		Total Investments in Securities (Cost $179,886,835)*	$185,800,882	100.0
		Liabilities in Excess of Other Assets	(61,886)	—

		Net Assets	$185,738,996	100.0

**	Investment in affiliate
*	Cost for federal income tax purposes is $180,156,215.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,120,108
Gross Unrealized Depreciation	(475,441)

Net Unrealized Appreciation	$5,644,667

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$13,080,403	$—	$—	$13,080,403
Mutual Funds	172,720,479	—	—	172,720,479

Total Investments, at value	$185,800,882	$—	$—	$185,800,882

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

28

ING INDEX SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
		Financials: 8.0%
171,058		iShares® MSCI Emerging Markets Index Fund	$8,142,361	3.5
215,477		Vanguard Emerging Markets ETF	10,476,492	4.5
		Total Exchange-Traded Funds (Cost $18,271,558)	18,618,853	8.0

MUTUAL FUNDS: 92.0%
		Affiliated Investment Companies: 92.0%
7,394,813	**	ING Russell™ Large Cap Index Portfolio - Class I	74,317,873	32.1
3,027,845	**	ING Russell™ Mid Cap Index Portfolio - Class I	37,121,377	16.0
3,971,510	**	ING International Index Portfolio - Class I	34,989,005	15.1
713,487	**	ING Russell™ Small Cap Index Portfolio - Class I	9,282,466	4.0
5,347,500	**	ING U.S. Bond Index Portfolio - Class I	57,485,626	24.8
		Total Mutual Funds (Cost $198,373,143)	213,196,347	92.0

		Total Investments in Securities (Cost $216,644,701)*	$231,815,200	100.0
		Liabilities in Excess of Other Assets	(80,856)	—

		Net Assets	$231,734,344	100.0

**	Investment in affiliate
*	Cost for federal income tax purposes is $217,121,959.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,474,608
Gross Unrealized Depreciation	(781,367)

Net Unrealized Appreciation	$14,693,241

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$18,618,853	$—	$—	$18,618,853
Mutual Funds	213,196,347	—	—	213,196,347

Total Investments, at value	$231,815,200	$—	$—	$231,815,200

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

29

ING INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
		Financials: 8.0%
126,571		iShares® MSCI Emerging Markets Index Fund	$6,024,780	3.5
159,431		Vanguard Emerging Markets ETF	7,751,535	4.5
		Total Exchange-Traded Funds (Cost $13,307,403)	13,776,315	8.0

MUTUAL FUNDS: 92.0%
		Affiliated Investment Companies: 92.0%
5,995,939	**	ING Russell™ Large Cap Index Portfolio - Class I	60,259,189	35.0
2,805,797	**	ING Russell™ Mid Cap Index Portfolio - Class I	34,399,072	20.0
3,732,743	**	ING International Index Portfolio - Class I	32,885,466	19.1
661,163	**	ING Russell™ Small Cap Index Portfolio - Class I	8,601,735	5.0
2,061,398	**	ING U.S. Bond Index Portfolio - Class I	22,160,026	12.9
		Total Mutual Funds (Cost $145,972,557)	158,305,488	92.0

		Total Investments in Securities (Cost $159,279,960)*	$172,081,803	100.0
		Liabilities in Excess of Other Assets	(58,506)	—

		Net Assets	$172,023,297	100.0

**	Investment in affiliate
*	Cost for federal income tax purposes is $159,651,664.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,095,820
Gross Unrealized Depreciation	(665,681)

Net Unrealized Appreciation	$12,430,139

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$13,776,315	$—	$—	$13,776,315
Mutual Funds	158,305,488	—	—	158,305,488

Total Investments, at value	$172,081,803	$—	$—	$172,081,803

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

30

ING INDEX SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
		Financials: 8.0%
74,229		iShares® MSCI Emerging Markets Index Fund	$3,533,301	3.5
93,507		Vanguard Emerging Markets ETF	4,546,310	4.5
		Total Exchange-Traded Funds (Cost $7,836,912)	8,079,611	8.0

MUTUAL FUNDS: 92.0%
		Affiliated Investment Companies: 92.0%
3,820,505	**	ING Russell™ Large Cap Index Portfolio - Class I	38,396,078	38.0
1,646,661	**	ING Russell™ Mid Cap Index Portfolio - Class I	20,188,059	20.0
2,767,596	**	ING International Index Portfolio - Class I	24,382,518	24.1
388,023	**	ING Russell™ Small Cap Index Portfolio - Class I	5,048,173	5.0
465,298	**	ING U.S. Bond Index Portfolio - Class I	5,001,949	4.9
		Total Mutual Funds (Cost $85,777,371)	93,016,777	92.0

		Total Investments in Securities (Cost $93,614,283)*	$101,096,388	100.0
		Liabilities in Excess of Other Assets	(28,761)	—

		Net Assets	$101,067,627	100.0

**	Investment in affiliate
*	Cost for federal income tax purposes is $93,945,843.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,614,638
Gross Unrealized Depreciation	(464,093)

Net Unrealized Appreciation	$7,150,545

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$8,079,611	$—	$—	$8,079,611
Mutual Funds	93,016,777	—	—	93,016,777

Total Investments, at value	$101,096,388	$—	$—	$101,096,388

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

31

ING INDEX SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2011 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
		Financials: 8.0%
4,972		iShares® MSCI Emerging Markets Index Fund	$236,667	3.5
6,269		Vanguard Emerging Markets ETF	304,799	4.5
		Total Exchange-Traded Funds (Cost $527,651)	541,466	8.0

MUTUAL FUNDS: 92.0%
		Affiliated Investment Companies: 92.0%
257,136	**	ING Russell™ Large Cap Index Portfolio - Class I	2,584,216	38.0
110,828	**	ING Russell™ Mid Cap Index Portfolio - Class I	1,358,747	20.0
186,484	**	ING International Index Portfolio - Class I	1,642,921	24.1
26,116	**	ING Russell™ Small Cap Index Portfolio - Class I	339,766	5.0
31,317	**	ING U.S. Bond Index Portfolio - Class I	336,660	4.9
		Total Mutual Funds (Cost $6,077,954)	6,262,310	92.0

		Total Investments in Securities (Cost $6,605,605)*	$6,803,776	100.0
		Assets in Excess of Other Liabilities	2,407	—

		Net Assets	$6,806,183	100.0

**	Investment in affiliate
*	Cost for federal income tax purposes is $6,621,473.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$205,732
Gross Unrealized Depreciation	(23,429)

Net Unrealized Appreciation	$182,303

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$541,466	$—	$—	$541,466
Mutual Funds	6,262,310	—	—	6,262,310

Total Investments, at value	$6,803,776	$—	$—	$6,803,776

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

32

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UISOL	(0611-081811)

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form. For all others, see below

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 9.8%
8,400		Aeropostale, Inc.	$147,000	0.1
29,700	@	American Axle & Manufacturing Holdings, Inc.	337,986	0.2
12,700		American Eagle Outfitters	161,925	0.1
11,000		Arctic Cat, Inc.	147,730	0.1
4,800		Ascena Retail Group, Inc.	163,440	0.1
7,100	L	Bally Technologies, Inc.	288,828	0.1
14,400		Best Buy Co., Inc.	452,304	0.2
12,100		Big Lots, Inc.	401,115	0.2
5,500		Bob Evans Farms, Inc.	192,335	0.1
17,600		Brown Shoe Co., Inc.	187,440	0.1
1,800		Buffalo Wild Wings, Inc.	119,358	0.0
10,500		Cabela’s, Inc.	285,075	0.1
7,300		Cato Corp.	210,240	0.1
44,700		CEC Entertainment, Inc.	1,792,917	0.8
30,800		Christopher & Banks Corp.	177,100	0.1
45,100	@,L	Coldwater Creek, Inc.	63,140	0.0
19,800	L	Collective Brands, Inc.	290,862	0.1
6,300		Cooper Tire & Rubber Co.	124,677	0.1
3,600	@	Core-Mark Holding Co., Inc.	128,520	0.1
8,000		CSS Industries, Inc.	167,440	0.1
18,500	@	Culp, Inc.	173,715	0.1
23,400	@	Entercom Communications Corp.	203,112	0.1
97,000	@	Entravision Communications Corp.	179,450	0.1
3,400		Ethan Allen Interiors, Inc.	72,386	0.0
48,600		EW Scripps Co.	469,962	0.2
6,600		Finish Line	141,240	0.1
9,600		Fred’s, Inc.	138,528	0.1
37,700	@	Furniture Brands International, Inc.	156,078	0.1
11,800		Gannett Co., Inc.	168,976	0.1
4,300		Genesco, Inc.	224,030	0.1
5,759		Genuine Parts Co.	313,289	0.1
11,300		Harte-Hanks, Inc.	91,756	0.0
3,800		Helen of Troy Ltd.	131,214	0.1
18,117		International Speedway Corp.	514,704	0.2
7,300		Jack in the Box, Inc.	166,294	0.1
20,900		Jones Group, Inc.	226,765	0.1
19,900	@	Journal Communications, Inc.	102,883	0.0
7,800	@	Knology, Inc.	115,830	0.0
53,800	@	Lin TV Corp.	262,006	0.1
8,300		Lithia Motors, Inc.	162,929	0.1
106,800		Lowe’s Cos., Inc.	2,489,508	1.2
23,200		Mattel, Inc.	637,768	0.3
5,500		MDC Holdings, Inc.	135,520	0.1
7,800		Men’s Wearhouse, Inc.	262,860	0.1
13,700		Omnicom Group	659,792	0.3
16,300		Orient-Express Hotels Ltd.	175,225	0.1
14,300		PEP Boys-Manny Moe & Jack	156,299	0.1
32,200	L	RadioShack Corp.	428,582	0.2
3,400	@	Red Robin Gourmet Burgers, Inc.	123,692	0.1
5,500		Regis Corp.	84,260	0.0
23,200		Ruby Tuesday, Inc.	250,096	0.1
18,288		Speedway Motorsports, Inc.	259,324	0.1
10,200		Stage Stores, Inc.	171,360	0.1
12,200		Standard Motor Products, Inc.	185,806	0.1
103,700		Staples, Inc.	1,638,460	0.8
26,500		Target Corp.	1,243,115	0.6
3,200		True Religion Apparel, Inc.	93,056	0.0
6,600		Vail Resorts, Inc.	305,052	0.1
17,800		Whirlpool Corp.	1,447,496	0.7
5,100		WMS Industries, Inc.	156,672	0.1
			20,758,522	9.8

		Consumer Staples: 8.0%
9,700		Campbell Soup Co.	335,135	0.2
16,100		Clorox Co.	1,085,784	0.5
41,600		CVS Caremark Corp.	1,563,328	0.7
13,500	@,L	Dole Food Co., Inc.	182,520	0.1
20,889		Dr. Pepper Snapple Group, Inc.	875,876	0.4
6,400		Energizer Holdings, Inc.	463,104	0.2
9,600	L	Farmer Bros Co.	97,344	0.0
44,000		General Mills, Inc.	1,637,680	0.8
16,300		HJ Heinz Co.	868,464	0.4
3,400		J&J Snack Foods Corp.	169,490	0.1
32,600		Kellogg Co.	1,803,432	0.8
43,223		Kimberly-Clark Corp.	2,876,923	1.4
6,600		Nu Skin Enterprises, Inc.	247,830	0.1
14,000		Prestige Brands Holdings, Inc.	179,760	0.1
10,000	@	Primo Water Corp.	143,900	0.1
17,400		Ralcorp Holdings, Inc.	1,506,492	0.7
3,200		Ruddick Corp.	139,328	0.1
3,600		Seneca Foods Corp.	92,088	0.0
61,600		Sysco Corp.	1,920,688	0.9
3,500		TreeHouse Foods, Inc.	191,135	0.1
5,300		Village Super Market	146,863	0.1
9,400		Weis Markets, Inc.	382,862	0.2
			16,910,026	8.0

		Energy: 7.1%
4,100		Berry Petroleum Co.	217,833	0.1
7,400		Bill Barrett Corp.	342,990	0.2
4,800		Bristow Group, Inc.	244,896	0.1
41,200		Cal Dive International, Inc.	246,376	0.1
6,800	@	Complete Production Services, Inc.	226,848	0.1

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
8,100		Comstock Resources, Inc.	$233,199	0.1
31,300	@,L	DHT Maritime, Inc.	119,879	0.1
33,297		EQT Corp.	1,748,758	0.8
10,700		Forest Oil Corp.	285,797	0.1
8,900	@,L	Goodrich Petroleum Corp.	163,849	0.1
13,000		Helix Energy Solutions Group, Inc.	215,280	0.1
73,100		Imperial Oil Ltd.	3,404,689	1.6
7,500	@	James River Coal Co.	156,150	0.1
12,500	@,L	Key Energy Services, Inc.	225,000	0.1
29,300		Murphy Oil Corp.	1,923,838	0.9
20,700	L	Nordic American Tanker Shipping	470,718	0.2
34,900	L	Overseas Shipholding Group	940,206	0.4
14,600		Patriot Coal Corp.	324,996	0.2
36,600		Penn Virginia Corp.	483,486	0.2
11,100		Petroleum Development Corp.	332,001	0.2
20,060		Spectra Energy Partners L.P.	638,309	0.3
17,900		Swift Energy Co.	667,133	0.3
27,300		Tetra Technologies, Inc.	347,529	0.2
3,200		Tidewater, Inc.	172,192	0.1
6,900	@	Ultra Petroleum Corp.	316,020	0.2
4,000		Unit Corp.	243,720	0.1
5,800		Williams Partners L.P.	314,244	0.1
			15,005,936	7.1

		Financials: 27.5%
20,600		ACE Ltd.	1,355,892	0.6
46,200		Allstate Corp.	1,410,486	0.7
14,000	L	Alterra Capital Holdings Ltd.	312,200	0.1
6,500		American Campus Communities, Inc.	230,880	0.1
8,600		American Capital Agency Corp.	250,346	0.1
8,900	L	American Equity Investment Life Holding Co.	113,119	0.0
7,500		American National Bankshares, Inc.	137,925	0.1
43,641		Annaly Capital Management, Inc.	787,284	0.4
22,500		AON Corp.	1,154,250	0.5
50,300		Apollo Investment Corp.	513,563	0.2
13,100		Ares Capital Corp.	210,517	0.1
23,600		Arthur J. Gallagher & Co.	673,544	0.3
21,400	L	Artio Global Investors, Inc.	241,820	0.1
9,900		Ashford Hospitality Trust, Inc.	123,255	0.0
15,800		Aspen Insurance Holdings Ltd.	406,534	0.2
18,200		Associated Banc-Corp.	252,980	0.1
18,700		Associated Estates Realty Corp.	303,875	0.1
8,300		Baldwin & Lyons, Inc.	192,311	0.1
10,800		Bancorpsouth, Inc.	134,028	0.1
10,900		BankUnited, Inc.	289,286	0.1
17,200	L	BlackRock Kelso Capital Corp.	154,284	0.1
14,400		BOK Financial Corp.	788,688	0.4
35,100		Boston Private Financial Holdings, Inc.	230,958	0.1
14,200		Brookline Bancorp., Inc.	131,634	0.1
7,100		Calamos Asset Management, Inc.	103,092	0.0
15,500		Campus Crest Communities, Inc.	200,570	0.1
132,561		Capitol Federal Financial, Inc.	1,558,917	0.7
41,800		Capstead Mortgage Corp.	560,120	0.3
9,400		CBL & Associates Properties, Inc.	170,422	0.1
98,400		Chimera Investment Corp.	340,464	0.2
16,600		Chubb Corp.	1,039,326	0.5
53,636		Comerica, Inc.	1,854,197	0.9
32,701		Commerce Bancshares, Inc.	1,406,143	0.7
4,900		CommonWealth REIT	126,616	0.1
5,400		Community Bank System, Inc.	133,866	0.1
14,400	L	Compass Diversified Trust	237,456	0.1
11,800		CreXus Investment Corp.	131,098	0.1
9,100		Cullen/Frost Bankers, Inc.	517,335	0.2
13,800		CVB Financial Corp.	127,650	0.1
33,302		DCT Industrial Trust, Inc.	174,169	0.1
12,500		DiamondRock Hospitality Co.	134,125	0.1
12,400		Duke Realty Corp.	173,724	0.1
6,300		East-West Bancorp., Inc.	127,323	0.1
15,900		Fifth Street Finance Corp.	184,440	0.1
11,200		First Commonwealth Financial Corp.	64,288	0.0
16,100		First Financial Holdings, Inc.	144,417	0.1
24,900	@,L	First Financial Northwest, Inc.	126,243	0.1
83,900		First Horizon National Corp.	800,406	0.4
10,700	@	First Industrial Realty Trust, Inc.	122,515	0.0
9,700		First Interstate Bancsystem, Inc.	142,978	0.1
15,000		First Midwest Bancorp., Inc.	184,350	0.1
21,300		First Niagara Financial Group, Inc.	281,160	0.1

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,000		First Potomac Realty Trust	$199,030	0.1
20,900		FirstMerit Corp.	345,059	0.2
9,300		Flushing Financial Corp.	120,900	0.0
20,400	L	FNB Corp.	211,140	0.1
9,300		Franklin Resources, Inc.	1,220,997	0.6
39,300		Fulton Financial Corp.	420,903	0.2
5,500		Getty Realty Corp.	138,765	0.1
86,735		Government Properties Income Trust	2,343,580	1.1
4,500		Hanover Insurance Group, Inc.	169,695	0.1
11,400		Hatteras Financial Corp.	321,822	0.1
78,289		HCC Insurance Holdings, Inc.	2,466,103	1.2
6,100		Healthcare Realty Trust, Inc.	125,843	0.0
29,200	L	Hercules Technology Growth Capital, Inc.	307,184	0.1
15,600		Heritage Financial Corp.	201,708	0.1
8,200	@	HFF, Inc.	123,738	0.0
7,500		Highwoods Properties, Inc.	248,475	0.1
223,000		Hudson City Bancorp., Inc.	1,826,370	0.9
3,800		IBERIABANK Corp.	219,032	0.1
11,600		Inland Real Estate Corp.	102,428	0.0
3,400		Investment Technology Group, Inc.	47,668	0.0
12,100		Kaiser Federal Financial Group, Inc.	149,072	0.1
8,100		Kilroy Realty Corp.	319,869	0.1
14,100	@	Knight Capital Group, Inc.	155,382	0.1
10,100		Lakeland Financial Corp.	224,826	0.1
3,900		Mack-Cali Realty Corp.	128,466	0.1
45,576		Marsh & McLennan Cos., Inc.	1,421,515	0.7
7,400		MB Financial Corp.	142,376	0.1
31,300		MCG Capital Corp.	190,304	0.1
9,300		Medical Properties Trust, Inc.	106,950	0.0
40,462		MFA Mortgage Investments, Inc.	325,314	0.1
5,300	L	National Bankshares, Inc.	132,712	0.1
12,100		National Health Investors, Inc.	537,603	0.2
11,900	L	National Retail Properties, Inc.	291,669	0.1
68,005		Northern Trust Corp.	3,125,510	1.5
18,100		Old National Bancorp.	195,480	0.1
7,200		Omega Healthcare Investors, Inc.	151,272	0.1
11,800		Oritani Financial Corp.	150,922	0.1
14,800		Pacific Continental Corp.	135,420	0.1
34,400	@,L	Park Sterling Corp.	170,624	0.1
27,700	L	PennantPark Investment Corp.	310,517	0.1
138,878		People’s United Financial, Inc.	1,866,520	0.9
83,068		Piedmont Office Realty Trust, Inc.	1,693,757	0.8
5,000		Piper Jaffray Cos.	144,050	0.1
7,000		Platinum Underwriters Holdings Ltd.	232,680	0.1
36,900	@,L	PMI Group, Inc.	39,483	0.0
30,818		Primerica, Inc.	677,071	0.3
4,300		ProAssurance Corp.	301,000	0.1
13,500		Prospect Capital Corp.	136,485	0.1
15,900		Provident Financial Services, Inc.	227,688	0.1
3,100		PS Business Parks, Inc.	170,810	0.1
17,600		Radian Group, Inc.	74,448	0.0
16,800		RLJ Lodging Trust	291,816	0.1
7,700		Sabra Healthcare REIT, Inc.	128,667	0.1
3,200		Saul Centers, Inc.	125,984	0.1
14,400		State Street Corp.	649,296	0.3
5,700		Stifel Financial Corp.	204,402	0.1
29,500		SunTrust Bank	761,100	0.3
3,000		SVB Financial Group	179,130	0.1
42,685		Symetra Financial Corp.	573,260	0.3
85,100		Synovus Financial Corp.	177,008	0.1
2,758		T. Rowe Price Group, Inc.	166,418	0.1
14,300		TCF Financial Corp.	197,340	0.1
9,000		Torchmark Corp.	577,260	0.3
32,123		Transatlantic Holdings, Inc.	1,574,348	0.7
27,400		Travelers Cos., Inc.	1,599,612	0.7
11,700		Trico Bancshares	170,820	0.1
10,200		Trustmark Corp.	238,782	0.1
15,700		Umpqua Holdings Corp.	181,649	0.1
7,000		United Bankshares, Inc.	171,360	0.1
7,100		United Fire & Casualty Co.	123,327	0.0
40,900		UnumProvident Corp.	1,042,132	0.5
7,000		Urstadt Biddle Properties, Inc.	126,770	0.1
9,900		Washington Banking Co.	130,878	0.1
17,900		Washington Federal, Inc.	294,097	0.1
6,800		Washington Real Estate Investment Trust	221,136	0.1
15,700		Webster Financial Corp.	330,014	0.1
7,000		Westamerica Bancorp.	344,750	0.2
34,681		Weyerhaeuser Co.	758,127	0.3
14,200		Winthrop Realty Trust	169,548	0.1

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,800	L	Wintrust Financial Corp.	$218,824	0.1
			58,385,159	27.5

		Health Care: 6.8%
49,000	@	Alliance Imaging, Inc.	186,200	0.1
2,700		AMERIGROUP Corp.	190,269	0.1
5,000		Amsurg Corp.	130,650	0.1
7,800		Assisted Living Concepts, Inc.	130,884	0.1
173,300		Boston Scientific Corp.	1,197,503	0.6
33,451		CareFusion Corp.	908,864	0.4
6,000		Centene Corp.	213,180	0.1
1,900		Chemed Corp.	124,488	0.0
16,400		Cigna Corp.	843,452	0.4
14,000	@	Cutera, Inc.	119,420	0.0
8,500		Eli Lilly & Co.	319,005	0.1
4,800		Healthsouth Corp.	126,000	0.1
6,823		Healthspring, Inc.	314,608	0.1
15,900		Hologic, Inc.	320,703	0.1
4,900		Humana, Inc.	394,646	0.2
4,100		ICU Medical, Inc.	179,170	0.1
7,800		Impax Laboratories, Inc.	169,962	0.1
7,300		Kindred Healthcare, Inc.	156,731	0.1
40,600		LifePoint Hospitals, Inc.	1,586,648	0.7
8,800		Lincare Holdings, Inc.	257,576	0.1
3,200		Magellan Health Services, Inc.	175,168	0.1
8,700		Medicis Pharmaceutical Corp.	332,079	0.1
8,400		National Healthcare Corp.	416,388	0.2
9,800		Owens & Minor, Inc.	338,002	0.2
35,300		Patterson Cos., Inc.	1,161,017	0.5
4,900		Pharmaceutical Product Development, Inc.	131,516	0.1
31,486	@	Select Medical Holdings Corp.	279,281	0.1
1	@	Sun Healthcare Group, Inc.	8	0.0
15,924		Symmetry Medical, Inc.	142,838	0.1
7,300		US Physical Therapy, Inc.	180,529	0.1
5,900		Utah Medical Products, Inc.	154,934	0.1
10,600		VCA Antech, Inc.	224,720	0.1
18,500		Viropharma, Inc.	342,250	0.2
22,100		Young Innovations, Inc.	630,292	0.3
32,200		Zimmer Holdings, Inc.	2,035,040	1.0
			14,414,021	6.8

		Industrials: 16.0%
7,900		AAR Corp.	214,011	0.1
7,100		Actuant Corp.	190,493	0.1
3,400		Alaska Air Group, Inc.	232,764	0.1
1,800		Alexander & Baldwin, Inc.	86,688	0.0
3,400	L	Allegiant Travel Co.	168,300	0.1
12,100		Alliant Techsystems, Inc.	863,093	0.4
9,700	@	Altra Holdings, Inc.	232,703	0.1
1,600		American Science & Engineering, Inc.	128,000	0.1
10,200		Apogee Enterprises, Inc.	130,662	0.1
5,800		Arkansas Best Corp.	137,634	0.1
5,400		Barnes Group, Inc.	133,974	0.1
8,900	@	Beacon Roofing Supply, Inc.	203,098	0.1
23,100		Brady Corp.	740,586	0.3
8,600		Briggs & Stratton Corp.	170,796	0.1
7,700		Brink’s Co.	229,691	0.1
15,200		CDI Corp.	202,008	0.1
3,600		Ceradyne, Inc.	140,364	0.1
27,600		Cintas Corp.	911,628	0.4
11,800		Comfort Systems USA, Inc.	125,198	0.0
32,700		Curtiss-Wright Corp.	1,058,499	0.5
44,200		Diana Shipping, Inc.	484,432	0.2
8,400		Douglas Dynamics, Inc.	132,636	0.1
9,800		EMCOR Group, Inc.	287,238	0.1
20,900		Encore Wire Corp.	506,198	0.2
2,300		Esterline Technologies Corp.	175,720	0.1
5,000	@	Freightcar America, Inc.	126,700	0.1
3,400		GATX Corp.	126,208	0.1
14,300	@,L	Genco Shipping & Trading Ltd.	107,536	0.0
40,300		Granite Construction, Inc.	988,559	0.5
16,000		Heidrick & Struggles International, Inc.	362,240	0.2
17,942		Hubbell, Inc.	1,165,333	0.5
16,500		Huntington Ingalls Industries, Inc.	569,250	0.3
5,600		Ingersoll-Rand PLC	254,296	0.1
32,300		ITT Corp.	1,903,439	0.9
41,000	L	JetBlue Airways Corp.	250,100	0.1
54,934		Kaydon Corp.	2,050,137	1.0
14,500	@	Kforce, Inc.	189,660	0.1
10,900		Korn/Ferry International	239,691	0.1
10,000		Lawson Products	196,700	0.1
3,600		Lincoln Electric Holdings, Inc.	129,060	0.1
19,800		LSI Industries, Inc.	157,212	0.1
36,500	@	Metalico, Inc.	215,350	0.1
13,673	@	Mistras Group, Inc.	221,503	0.1
5,400		Moog, Inc.	235,008	0.1
7,900		Mueller Industries, Inc.	299,489	0.1
40,200		Mueller Water Products, Inc.	159,996	0.1
3,800		Old Dominion Freight Line	141,740	0.1
15,500		Oshkosh Truck Corp.	448,570	0.2
24,900	@	Pike Electric Corp.	220,116	0.1
18,100		Pitney Bowes, Inc.	416,119	0.2
130,117		Republic Services, Inc.	4,014,109	1.9
4,100		Robbins & Myers, Inc.	216,685	0.1
95,500		Koninklijke Philips Electronics NV	2,454,369	1.2
28,400		SFN Group, Inc.	258,156	0.1

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
4,300		Simpson Manufacturing Co., Inc.	$128,441	0.1
7,800		Skywest, Inc.	117,468	0.0
106,400		Southwest Airlines Co.	1,215,088	0.6
7,500		Stanley Black & Decker, Inc.	540,375	0.2
19,000		SYKES Enterprises, Inc.	409,070	0.2
3,600		Teledyne Technologies, Inc.	181,296	0.1
37,400		Thomas & Betts Corp.	2,013,990	0.9
7,200		Tredegar Corp.	132,120	0.1
1,300		Triumph Group, Inc.	129,454	0.1
40,300		Tyco International Ltd.	1,992,029	0.9
16,700		US Ecology, Inc.	285,570	0.1
13,532		Waste Management, Inc.	504,338	0.2
10,200		Werner Enterprises, Inc.	255,510	0.1
			33,908,494	16.0

		Information Technology: 7.0%
144,700		Applied Materials, Inc.	1,882,547	0.9
9,100		Bel Fuse, Inc.	197,379	0.1
12,700		Benchmark Electronics, Inc.	209,550	0.1
11,600	L	Blue Coat Systems, Inc.	253,576	0.1
33,519	@	Booz Allen Hamilton Holding Corp.	640,548	0.3
17,400		Cadence Design Systems, Inc.	183,744	0.1
13,000		Compuware Corp.	126,880	0.1
2,700		Cymer, Inc.	133,677	0.1
5,700		DG FastChannel, Inc.	182,685	0.1
10,300		DST Systems, Inc.	543,840	0.2
9,000		Electro Scientific Industries, Inc.	173,700	0.1
12,400	@,L	Electronics for Imaging	213,528	0.1
89,300	@	Emulex Corp.	767,980	0.4
11,100	@	Euronet Worldwide, Inc.	171,051	0.1
12,200		Formfactor, Inc.	110,532	0.0
7,400		Harris Corp.	333,444	0.2
51,300	@	Internap Network Services Corp.	377,055	0.2
11,900		Intersil Corp.	152,915	0.1
5,500		JDA Software Group, Inc.	169,895	0.1
17,200	@	Lattice Semiconductor Corp.	112,144	0.0
14,200		Lexmark International, Inc.	415,492	0.2
2,000		Littelfuse, Inc.	117,440	0.0
13,700		Methode Electronics, Inc.	159,057	0.1
4,400		MKS Instruments, Inc.	116,248	0.0
34,000		Molex, Inc.	730,320	0.3
29,700	@,L	Motricity, Inc.	229,581	0.1
9,700		NeuStar, Inc.	254,140	0.1
7,200		Novellus Systems, Inc.	260,208	0.1
7,200		Oplink Communications, Inc.	134,136	0.1
7,500		Park Electrochemical Corp.	209,625	0.1
14,600		Plexus Corp.	508,226	0.2
12,800		QLogic Corp.	203,776	0.1
39,300		Quest Software, Inc.	893,289	0.4
43,000	@	RealNetworks, Inc.	146,200	0.1
1,600		Rogers Corp.	73,920	0.0
44,800	@	S1 Corp.	335,104	0.2
4,400		Semtech Corp.	120,296	0.0
12,700		Standard Microsystems Corp.	342,773	0.2
4,800		Tech Data Corp.	234,672	0.1
40,300		Tellabs, Inc.	185,783	0.1
73,200		Teradyne, Inc.	1,083,360	0.5
29,800		Total System Services, Inc.	553,684	0.3
14,100		Websense, Inc.	366,177	0.2
4,100		Zebra Technologies Corp.	172,897	0.1
			14,783,074	7.0

		Materials: 4.2%
5,000		A Schulman, Inc.	125,950	0.0
3,800		Arch Chemicals, Inc.	130,872	0.1
63,583		Bemis Co.	2,147,834	1.0
6,600		Buckeye Technologies, Inc.	178,068	0.1
8,900		Century Aluminum Co.	139,285	0.1
13,600	@	Coeur d’Alene Mines Corp.	329,936	0.1
15,000		Commercial Metals Co.	215,250	0.1
2,300		Cytec Industries, Inc.	131,537	0.1
12,500	@	Ferro Corp.	168,000	0.1
5,400		Georgia Gulf Corp.	130,356	0.0
12,000		HB Fuller Co.	293,040	0.1
45,600	@,L	Hecla Mining Co.	350,664	0.2
10,700		KapStone Paper and Packaging Corp.	177,299	0.1
1,600	L	Martin Marietta Materials, Inc.	127,952	0.0
3,600		Materion Corp.	133,092	0.1
14,505		Minerals Technologies, Inc.	961,537	0.4
23,524		Newmont Mining Corp.	1,269,590	0.6
26,100		Olin Corp.	591,426	0.3
4,100		OM Group, Inc.	166,624	0.1
8,100		PH Glatfelter Co.	124,578	0.0
3,600		RTI International Metals, Inc.	138,132	0.1
4,500		Sensient Technologies Corp.	166,815	0.1
8,800		Sonoco Products Co.	312,752	0.1
3,400		Texas Industries, Inc.	141,542	0.1
25,900		Thompson Creek Metals Co., Inc.	258,482	0.1
6,000		Worthington Industries	138,600	0.1
			9,049,213	4.2

		Telecommunication Services: 2.8%
26,900		American Tower Corp.	1,407,677	0.7

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
6,100		Atlantic Tele-Network, Inc.	$233,996	0.1
50,244		CenturyTel, Inc.	2,031,365	0.9
4,204		Consolidated Communications Holdings, Inc.	81,726	0.0
27,600		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	1,092,896	0.5
10,700		TELUS Corp.	589,113	0.3
45,600		Windstream Corp.	590,976	0.3
			6,027,749	2.8

		Utilities: 7.6%
29,900	L	AGL Resources, Inc.	1,217,229	0.6
19,634		American Electric Power Co., Inc.	739,809	0.3
8,600	L	Artesian Resources Corp.	154,972	0.1
4,200		Atmos Energy Corp.	139,650	0.1
7,600		Avista Corp.	195,244	0.1
8,000	L	Black Hills Corp.	240,720	0.1
7,100		Chesapeake Utilities Corp.	284,213	0.1
16,900		Consolidated Edison, Inc.	899,756	0.4
35,300	L	Empire District Electric Co.	679,878	0.3
53,700		Great Plains Energy, Inc.	1,113,201	0.5
3,400		Idacorp, Inc.	134,300	0.1
13,000		MDU Resources Group, Inc.	292,500	0.1
27,796		Northeast Utilities	977,585	0.5
5,200		NorthWestern Corp.	172,172	0.1
103,800		NV Energy, Inc.	1,593,330	0.7
59,500		Pacific Gas & Electric Co.	2,500,785	1.2
33,515		Portland General Electric Co.	847,259	0.4
8,800		Vectren Corp.	245,168	0.1
76,226		Westar Energy, Inc.	2,051,242	1.0
7,400		WGL Holdings, Inc.	284,826	0.1
14,268		Wisconsin Energy Corp.	447,302	0.2
42,300		Xcel Energy, Inc.	1,027,890	0.5
			16,239,031	7.6

	Total Common Stock (Cost $194,046,833)		205,481,225	96.8

EXCHANGE-TRADED FUNDS: 1.0%
		Financials: 1.0%
2,900		iShares S&P SmallCap 600/BARRA Value Index Fund	215,383	0.1
14,100		iShares Russell 2000 Value Index Fund	1,035,081	0.5
6,400		iShares Russell 2000 Index Fund	529,920	0.2
4,700		iShares S&P SmallCap 600 Index Fund	344,604	0.2

	Total Exchange-Traded Funds (Cost $2,094,267)		2,124,988	1.0

PREFERRED STOCK: 1.0%
		Consumer Discretionary: 0.1%
1,600	P	Callaway Golf Co.	169,706	0.1
128	#	LodgeNet Interactive Corp.	135,520	0.0
			305,226	0.1

		Consumer Staples: 0.1%
211	P	Universal Corp.	206,041	0.1

		Financials: 0.8%
17,000		Aspen Insurance Holdings Ltd.	888,250	0.4
5,053	P	DuPont Fabros Technology, Inc.	127,841	0.1
5,300		Entertainment Properties	154,495	0.1
2,700		Lexington Realty Trust	121,433	0.0
10,600	P	National Retail Properties	272,420	0.1
3,831	P	PS Business Parks, Inc.	96,541	0.1
			1,660,980	0.8

	Total Preferred Stock (Cost $1,953,490)		2,172,247	1.0

	Total Long-Term Investments (Cost $198,094,590)		209,778,460	98.8

SHORT-TERM INVESTMENTS: 4.5%
		Securities Lending Collateral(cc): 3.1%
6,465,916		BNY Mellon Overnight Government Fund(1)	6,465,916	3.0
151,202	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	120,962	0.1
	Total Securities Lending Collateral (Cost $6,617,118)		6,586,878	3.1

		Mutual Funds: 1.4%
2,829,661		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $2,829,661)	2,829,661	1.4

	Total Short-Term Investments (Cost $9,446,779)		9,416,539	4.5

	Total Investments in Securities (Cost $207,541,369)*		$219,194,999	103.3
	Liabilities in Excess of Other Assets		(6,944,971)	(3.3)
	Net Assets		$212,250,028	100.0

See Accompanying Notes to Financial Statements

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.
(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $212,006,977.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,513,031
Gross Unrealized Depreciation	(11,325,009)

Net Unrealized appreciation	$7,188,022

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$20,758,522	$—	$—	$20,758,522
Consumer Staples	16,910,026	—	—	16,910,026
Energy	15,005,936	—	—	15,005,936
Financials	58,385,159	—	—	58,385,159
Health Care	14,414,021	—	—	14,414,021
Industrials	31,454,125	2,454,369	—	33,908,494
Information Technology	14,783,074	—	—	14,783,074
Materials	9,049,213	—	—	9,049,213
Telecommunication Services	6,027,749	—	—	6,027,749
Utilities	16,239,031	—	—	16,239,031
Total Common Stock	203,026,856	2,454,369	—	205,481,225
Exchange-Traded Funds	2,124,988	—	—	2,124,988
Preferred Stock	275,928	1,896,319	—	2,172,247
Short-Term Investments	9,295,577	—	120,962	9,416,539
Total Investments, at value	$214,723,349	$4,350,688	$120,962	$219,194,999
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(127,451)	$—	$(127,451)
Total Liabilities	$—	$(127,451)	$—	$(127,451)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Canadian Dollar	4,011,830	Sell	07/29/11	$4,061,790	$4,156,583	$(94,793)
Bank of America	Canadian Dollar	98,111	Sell	07/29/11	100,958	101,651	(693)
UBS AG	EU Euro	1,355,623	Sell	07/29/11	1,932,250	1,964,215	(31,965)
							$(127,451)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING BARON SMALL CAP GROWTH PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 23.6%
605,000		Anhanguera Educacional Participacoes SA	$12,854,772	1.4
80,000		Blue Nile, Inc.	3,518,400	0.4
540,000		Choice Hotels International, Inc.	18,014,400	2.0
200,000		Cia Hering	4,549,386	0.5
325,000		DeVry, Inc.	19,217,250	2.2
575,000		Dick’s Sporting Goods, Inc.	22,108,750	2.5
570,000		LKQ Corp.	14,871,300	1.7
175,000		Lumber Liquidators	4,445,000	0.5
239,000		Morningstar, Inc.	14,526,420	1.6
210,000		New York Times Co.	1,831,200	0.2
123,000		Panera Bread Co.	15,456,180	1.7
200,000		Peet’s Coffee & Tea, Inc.	11,540,000	1.3
420,000	@	Penn National Gaming, Inc.	16,942,800	1.9
100,000		Penske Auto Group, Inc.	2,274,000	0.3
63,750		Strayer Education, Inc.	8,057,363	0.9
230,000		Under Armour, Inc.	17,781,300	2.0
475,000		Vail Resorts, Inc.	21,954,500	2.5
			209,943,021	23.6

		Consumer Staples: 6.0%
228,000		Church & Dwight Co., Inc.	9,243,120	1.0
215,000		Diamond Foods, Inc.	16,413,100	1.8
550,000		Dole Food Co., Inc.	7,436,000	0.8
58,000		Seneca Foods Corp.	1,483,640	0.2
190,000		TreeHouse Foods, Inc.	10,375,900	1.2
201,737		United Natural Foods, Inc.	8,608,118	1.0
			53,559,878	6.0

		Energy: 12.5%
250,000	@	Brigham Exploration Co.	7,482,500	0.8
110,000		CARBO Ceramics, Inc.	17,924,500	2.0
50,000	@	Concho Resources, Inc.	4,592,500	0.5
200,000	@	Core Laboratories NV	22,308,000	2.5
217,414		Denbury Resources, Inc.	4,348,280	0.5
100,000		Georesources, Inc.	2,249,000	0.3
140,000		Helmerich & Payne, Inc.	9,256,800	1.0
24,719	@	Oasis Petroleum, Inc.	733,660	0.1
115,000		SEACOR Holdings, Inc.	11,495,400	1.3
175,000		SM Energy Co.	12,859,000	1.5
270,000		Southern Union Co.	10,840,500	1.2
212,944		Targa Resources Corp.	7,125,106	0.8
			111,215,246	12.5

		Financials: 11.4%
24,300		Alexander’s, Inc.	9,647,100	1.1
100,000		Alexandria Real Estate Equities, Inc.	7,742,000	0.9
115,000		American Assets Trust, Inc.	2,581,750	0.3
85,000		American Campus Communities, Inc.	3,019,200	0.3
195,000	@	Arch Capital Group Ltd.	6,224,400	0.7
274,479		Cohen & Steers, Inc.	9,098,979	1.0
510,500		Douglas Emmett, Inc.	10,153,845	1.2
216,500		Eaton Vance Corp.	6,544,795	0.7
131,000	@	Financial Engines, Inc.	3,395,520	0.4
90,000	@	Green Dot Corp.	3,058,200	0.4
145,000		Jefferies Group, Inc.	2,958,000	0.3
130,000		LaSalle Hotel Properties	3,424,200	0.4
622,440		MSCI, Inc. - Class A	23,453,539	2.6
285,000		Netspend Holdings, Inc.	2,850,000	0.3
320,000		Primerica, Inc.	7,030,400	0.8
			101,181,928	11.4

		Health Care: 14.3%
130,000		Allscripts Healthcare Solutions, Inc.	2,524,600	0.3
365,000		AMERIGROUP Corp.	25,721,550	2.9
202,750	@	CFR Pharmaceuticals SA - ADR	5,509,629	0.6
95,246		Chemed Corp.	6,240,518	0.7
450,000		Community Health Systems, Inc.	11,556,000	1.3
175,000		Edwards Lifesciences Corp.	15,256,500	1.7
137,500		Gen-Probe, Inc.	9,508,125	1.0
160,000		Idexx Laboratories, Inc.	12,409,600	1.4
135,000		Mettler Toledo International, Inc.	22,770,450	2.5
20,000		Neogen Corp.	904,200	0.1
105,000		Techne Corp.	8,753,850	1.0
92,894	@	Vanguard Health Systems, Inc.	1,594,990	0.2
240,000		VCA Antech, Inc.	5,088,000	0.6
			127,838,012	14.3

		Industrials: 14.4%
275,000		Aecom Technology Corp.	7,518,500	0.8
32,233	@	Air Lease Corp.	782,940	0.1
47,500	@	Colfax Corp.	1,178,000	0.1
275,000		Copart, Inc.	12,815,000	1.4
169,712	@	CoStar Group, Inc.	10,060,527	1.1
504,261	@	Generac Holdings, Inc.	9,782,663	1.1
350,000		Genesee & Wyoming, Inc.	20,524,000	2.3
60,000		Landstar System, Inc.	2,788,800	0.3
121,126	@	Middleby Corp.	11,390,689	1.3
250,000		Mistras Group, Inc.	4,050,000	0.5
115,000		MSC Industrial Direct Co.	7,625,650	0.9
160,000	@	Polypore International, Inc.	10,854,400	1.2
410,000		Ritchie Brothers Auctioneers, Inc.	11,270,900	1.3
50,066		RPX Corp.	1,403,350	0.2

See Accompanying Notes to Financial Statements

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
380,000	Tetra Tech, Inc.	$8,550,000	1.0
50,000	Valmont Industries, Inc.	4,819,500	0.5
127,400	@ Zipcar, Inc.	2,600,234	0.3
		128,015,153	14.4

	Information Technology: 13.3%
250,450	Advent Software, Inc.	7,055,176	0.8
250,000	Ansys, Inc.	13,667,500	1.5
25,191	Blackboard, Inc.	1,093,037	0.1
126,101	Booz Allen Hamilton Holding Corp.	2,409,790	0.3
135,000	Concur Technologies, Inc.	6,759,450	0.7
120,000	Equinix, Inc.	12,122,400	1.4
85,000	Factset Research Systems, Inc.	8,697,200	1.0
430,000	Gartner, Inc.	17,324,700	1.9
100,000	MAXIMUS, Inc.	8,273,000	0.9
238,000	Pegasystems, Inc.	11,078,900	1.2
125,000	@ RealPage, Inc.	3,308,750	0.4
350,000	@ SS&C Technologies Holdings, Inc.	6,954,500	0.8
75,635	Synchronoss Technologies, Inc.	2,399,899	0.3
497,500	Totvs S.A.	9,030,965	1.0
190,000	WebMD Health Corp.	8,660,200	1.0
		118,835,467	13.3

	Materials: 0.9%
150,000	Intrepid Potash, Inc.	4,875,000	0.5
52,828	@ Molycorp, Inc.	3,225,678	0.4
		8,100,678	0.9

	Telecommunication Services: 0.5%
125,000	SBA Communications Corp.	4,773,750	0.5

	Utilities: 1.3%
160,000	ITC Holdings Corp.	11,483,200	1.3

	Total Common Stock (Cost $536,769,323)	874,946,333	98.2

SHORT-TERM INVESTMENTS: 2.2%
	Mutual Funds: 2.2%
19,957,646	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $19,957,646)	19,957,646	2.2

	Total Short-Term Investments (Cost $19,957,646)	19,957,646	2.2

	Total Investments in Securities (Cost $556,726,969)*	$894,903,979	100.4
	Liabilities in Excess of Other Assets	(3,579,053)	(0.4)
	Net Assets	$891,324,926	100.0

@	Non-income producing security

*	Cost for federal income tax purposes is $556,640,710.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$345,719,553
Gross Unrealized Depreciation	(7,456,284)

Net Unrealized appreciation	$338,263,269

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$874,946,333	$—	$—	$874,946,333
Short-Term Investments	19,957,646	—	—	19,957,646
Total Investments, at value	$894,903,979	$—	$—	$894,903,979

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Consumer Discretionary: 11.5%
38,000	Bridgepoint Education, Inc.	$950,000	0.5
67,200	Brown Shoe Co., Inc.	715,680	0.4
23,000	Columbia Sportswear Co.	1,458,200	0.7
57,000	Cooper Tire & Rubber Co.	1,128,030	0.6
54,000	Dana Holding Corp.	988,200	0.5
95,000	Domino’s Pizza, Inc.	2,397,800	1.2
88,000	Finish Line	1,883,200	1.0
38,000	Genesco, Inc.	1,979,800	1.0
104,926	GNC Holdings, Inc.	2,288,436	1.2
60,000	Helen of Troy Ltd.	2,071,800	1.1
55,000	Lincoln Educational Services Corp.	943,250	0.5
88,000	Pier 1 Imports, Inc.	1,018,160	0.5
83,000	Sonic Automotive, Inc.	1,215,950	0.6
88,000	Texas Roadhouse, Inc.	1,543,080	0.8
94,695	Tower International, Inc.	1,675,155	0.9
		22,256,741	11.5

	Consumer Staples: 4.3%
30,000	Andersons, Inc.	1,267,500	0.6
105,000	Dean Foods Co.	1,288,350	0.7
46,000	Nu Skin Enterprises, Inc.	1,727,300	0.9
57,000	Pantry, Inc.	1,071,030	0.5
30,000	Ruddick Corp.	1,306,200	0.7
20,000	Sanderson Farms, Inc.	955,600	0.5
98,800	Winn-Dixie Stores, Inc.	834,860	0.4
		8,450,840	4.3

	Energy: 6.0%
37,000	Bill Barrett Corp.	1,714,950	0.9
53,000	Hornbeck Offshore Services, Inc.	1,457,500	0.7
109,000	Key Energy Services, Inc.	1,962,000	1.0
50,000	Knightsbridge Tankers Ltd.	1,101,500	0.6
22,000	Oil States International, Inc.	1,758,020	0.9
45,000	Patriot Coal Corp.	1,001,700	0.5
32,000	Stone Energy Corp.	972,480	0.5
47,000	Swift Energy Co.	1,751,690	0.9
		11,719,840	6.0

	Financials: 26.7%
50,000	Alterra Capital Holdings Ltd.	1,115,000	0.6
51,398	American Assets Trust, Inc.	1,153,885	0.6
92,000	American Equity Investment Life Holding Co.	1,169,320	0.6
72,424	Apollo Investment Corp.	739,449	0.4
38,000	Argo Group International Holdings Ltd.	1,129,360	0.6
90,000	BioMed Realty Trust, Inc.	1,731,600	0.9
130,000	Brandywine Realty Trust	1,506,700	0.8
97,000	CBL & Associates Properties, Inc.	1,758,610	0.9
60,000	Community Bank System, Inc.	1,487,400	0.8
59,000	Delphi Financial Group	1,723,390	0.9
67,500	DuPont Fabros Technology, Inc.	1,701,000	0.9
72,000	East-West Bancorp., Inc.	1,455,120	0.7
115,000	First Industrial Realty Trust, Inc.	1,316,750	0.7
72,000	FNB Corp.	745,200	0.4
30,000	Highwoods Properties, Inc.	993,900	0.5
31,000	IBERIABANK Corp.	1,786,840	0.9
78,000	Independent Bank Corp.	2,047,500	1.1
68,000	LaSalle Hotel Properties	1,791,120	0.9
170,000	MCG Capital Corp.	1,033,600	0.5
59,008	Medley Capital Corp.	692,754	0.4
120,000	MGIC Investment Corp.	714,000	0.4
27,000	Mid-America Apartment Communities, Inc.	1,821,690	0.9
102,000	National Financial Partners Corp.	1,177,080	0.6
128,000	Northwest Bancshares, Inc.	1,610,240	0.8
43,000	Omega Healthcare Investors, Inc.	903,430	0.5
66,343	Oritani Financial Corp.	848,527	0.4
28,000	Platinum Underwriters Holdings Ltd.	930,720	0.5
41,000	Prosperity Bancshares, Inc.	1,796,620	0.9
84,893	Sandy Spring Bancorp, Inc.	1,527,225	0.8
195,187	Sterling Bancorp.	1,852,325	0.9
150,000	Sterling Bancshares, Inc.	1,224,000	0.6
34,750	Stifel Financial Corp.	1,246,135	0.6
30,451	SVB Financial Group	1,818,229	0.9
130,000	Symetra Financial Corp.	1,745,900	0.9
74,000	Texas Capital Bancshares, Inc.	1,911,420	1.0
128,000	Umpqua Holdings Corp.	1,480,960	0.8
195,000	U-Store-It Trust	2,051,400	1.1
		51,738,399	26.7

	Health Care: 8.2%
61,000	Centene Corp.	2,167,330	1.1
56,000	Conmed Corp.	1,594,880	0.8
15,500	Cooper Cos., Inc.	1,228,220	0.6
46,000	Healthspring, Inc.	2,121,060	1.1
56,121	Invacare Corp.	1,862,656	1.0

See Accompanying Notes to Financial Statements

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
94,000	Kindred Healthcare, Inc.	$2,018,180	1.1
220,000	Stewart Enterprises, Inc.	1,606,000	0.8
65,989	Vanguard Health Systems, Inc.	1,133,031	0.6
42,300	WellCare Health Plans, Inc.	2,174,643	1.1
		15,906,000	8.2

	Industrials: 17.4%
24,000	Alaska Air Group, Inc.	1,643,040	0.8
28,000	Atlas Air Worldwide Holdings, Inc.	1,666,280	0.9
42,000	Brady Corp.	1,346,520	0.7
70,000	CBIZ, Inc.	515,200	0.3
225,000	Cenveo, Inc.	1,440,000	0.7
74,000	Deluxe Corp.	1,828,540	0.9
49,000	EMCOR Group, Inc.	1,436,190	0.7
27,000	Esterline Technologies Corp.	2,062,800	1.1
56,000	Geo Group, Inc.	1,289,680	0.7
92,000	Houston Wire & Cable Co.	1,430,600	0.7
55,000	Meritor, Inc.	882,200	0.5
124,000	Navigant Consulting, Inc.	1,300,760	0.7
69,662	Progressive Waste Solutions Ltd.	1,734,584	0.9
135,000	SFN Group, Inc.	1,227,150	0.6
63,373	Sterling Construction Co., Inc.	872,646	0.4
59,000	Textainer Group Holdings Ltd.	1,813,660	0.9
72,000	Titan Machinery, Inc.	2,072,160	1.1
113,500	TMS International Corp.	1,481,175	0.8
49,700	Trinity Industries, Inc.	1,733,536	0.9
47,000	United Rentals, Inc.	1,193,800	0.6
52,000	United Stationers, Inc.	1,842,360	0.9
145,000	Wabash National Corp.	1,358,650	0.7
66,000	Werner Enterprises, Inc.	1,653,300	0.9
		33,824,831	17.4

	Information Technology: 14.3%
25,000	Anixter International, Inc.	1,633,500	0.8
48,000	Ariba, Inc.	1,654,560	0.9
83,000	Cardtronics, Inc.	1,946,350	1.0
68,000	Ciena Corp.	1,249,840	0.6
72,000	Cirrus Logic, Inc.	1,144,800	0.6
115,000	@ Elster Group SE ADR	1,883,700	1.0
67,900	EPIQ Systems, Inc.	965,538	0.5
68,000	Fairchild Semiconductor International, Inc.	1,136,280	0.6
110,000	IXYS Corp.	1,647,800	0.9
47,000	Kulicke & Soffa Industries, Inc.	523,580	0.3
97,000	Mentor Graphics Corp.	1,242,570	0.6
115,000	Micrel, Inc.	1,216,700	0.6
50,965	NeuStar, Inc.	1,335,283	0.7
91,484	Pulse Electronics Corp.	404,359	0.2
330,800	Quantum Corp.	1,091,640	0.6
42,812	Rofin-Sinar Technologies, Inc.	1,462,030	0.8
46,000	Rogers Corp.	2,125,200	1.1
115,000	@ Saba Software, Inc.	1,038,450	0.5
150,000	Silicon Image, Inc.	969,000	0.5
49,708	Standard Microsystems Corp.	1,341,619	0.7
53,000	TTM Technologies, Inc.	849,060	0.4
90,000	@ Ultra Clean Holdings	817,200	0.4
		27,679,059	14.3

	Materials: 6.2%
167,310	Boise, Inc.	1,303,345	0.7
56,000	Georgia Gulf Corp.	1,351,840	0.7
105,000	Metals USA Holdings Corp.	1,564,500	0.8
23,000	Rock-Tenn Co.	1,525,820	0.8
10,500	Rockwood Holdings, Inc.	580,545	0.3
48,000	RTI International Metals, Inc.	1,841,760	1.0
23,500	Schnitzer Steel Industries, Inc.	1,353,600	0.7
25,000	Schweitzer-Mauduit International, Inc.	1,403,750	0.7
46,000	Solutia, Inc.	1,051,100	0.5
		11,976,260	6.2

	Utilities: 3.2%
48,000	New Jersey Resources Corp.	2,141,280	1.1
39,000	South Jersey Industries, Inc.	2,118,090	1.1
63,000	UIL Holdings Corp.	2,038,050	1.0
		6,297,420	3.2

	Total Common Stock (Cost $148,763,977)	189,849,390	97.8

SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
3,896,251	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $3,896,251)	3,896,251	2.0

	Total Short-Term Investments (Cost $3,896,251)	3,896,251	2.0

	Total Investments in Securities (Cost $152,660,228)*	$193,745,641	99.8
	Assets in Excess of Other Liabilities	331,579	0.2
	Net Assets	$194,077,220	100.0

@	Non-income producing security

See Accompanying Notes to Financial Statements

ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $156,999,178.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,631,958
Gross Unrealized Depreciation	(6,885,495)

Net Unrealized appreciation	$36,746,463

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$189,849,390	$—	$—	$189,849,390
Short-Term Investments	3,896,251	—	—	3,896,251
Total Investments, at value	$193,745,641	$—	$—	$193,745,641

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DAVIS NEW YORK VENTURE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 5.5%
183,300		Bed Bath & Beyond, Inc.	$10,699,221	2.2
121,699		Carmax, Inc.	4,024,586	0.8
68,970		Expedia, Inc.	1,999,440	0.4
46,350		Grupo Televisa S.A. ADR	1,140,210	0.2
97,850		Harley-Davidson, Inc.	4,008,915	0.8
16,400		Hunter Douglas NV	802,662	0.2
84,700		Liberty Media Corp. - Interactive - Class A	1,420,419	0.3
7,416		Liberty Media Corp. - Starz	557,980	0.1
62,180		Walt Disney Co.	2,427,507	0.5
			27,080,940	5.5

		Consumer Staples: 16.3%
151,950		Coca-Cola Co.	10,224,715	2.1
287,125		Costco Wholesale Corp.	23,326,035	4.7
484,727		CVS Caremark Corp.	18,216,041	3.7
64,100		Diageo PLC ADR	5,247,867	1.1
123,700		Heineken Holding NV	6,332,664	1.3
82,800		Kraft Foods, Inc.	2,917,044	0.6
27,700		Natura Cosmeticos S.A.	694,341	0.1
24,450		Nestle S.A.	1,521,488	0.3
90,602		Philip Morris International, Inc.	6,049,496	1.2
51,310		Procter & Gamble Co.	3,261,777	0.7
77,300		Unilever NV ADR	2,539,305	0.5
			80,330,773	16.3

		Energy: 15.1%
334,420		Canadian Natural Resources Ltd.	13,998,821	2.9
1,938,500		China Coal Energy Co. - Class H	2,625,536	0.5
194,320		Devon Energy Corp.	15,314,359	3.1
159,200		EOG Resources, Inc.	16,644,360	3.4
186,030		Occidental Petroleum Corp.	19,354,561	3.9
270,000		OGX Petroleo e Gas Participacoes S.A.	2,517,221	0.5
12,900		Schlumberger Ltd.	1,114,560	0.2
44,276		Transocean Ltd.	2,858,459	0.6
			74,427,877	15.1

		Financials: 26.8%
38,760		ACE Ltd.	2,551,183	0.5
462,220		American Express Co.	23,896,774	4.8
81,330		Ameriprise Financial, Inc.	4,691,115	0.9
10,680		AON Corp.	547,884	0.1
34,819		Bank of America Corp.	381,616	0.1
828,190		Bank of New York Mellon Corp.	21,218,228	4.3
83	@	Berkshire Hathaway, Inc. - Class A	9,636,715	2.0
62,848		Brookfield Asset Management, Inc. - Class A	2,084,668	0.4
16,300		Charles Schwab Corp.	268,135	0.1
16,335		Everest Re Group Ltd.	1,335,386	0.3
2,340		Fairfax Financial Holdings Ltd.	936,534	0.2
4,480		Fairfax Financial Holdings Ltd.	1,797,107	0.4
12,810		GAM Holding AG	210,768	0.1
16,200		Goldman Sachs Group, Inc.	2,156,058	0.4
565,000		Hang Lung Group Ltd.	3,587,574	0.7
16,850		JPMorgan Chase & Co.	689,839	0.1
133,310		Julius Baer Group Ltd.	5,506,774	1.1
365,099		Loews Corp.	15,367,017	3.1
1,175	@	Markel Corp.	466,252	0.1
550,980		Progressive Corp.	11,779,952	2.4
90,070		Transatlantic Holdings, Inc.	4,414,331	0.9
665,667		Wells Fargo & Co.	18,678,616	3.8
			132,202,526	26.8

		Health Care: 12.3%
51,588		Agilent Technologies, Inc.	2,636,663	0.5
80,900		Baxter International, Inc.	4,828,921	1.0
51,700		Becton Dickinson & Co.	4,454,989	0.9
181,640		Express Scripts, Inc.	9,804,927	2.0
181,700		Johnson & Johnson	12,086,684	2.5
412,315		Merck & Co., Inc.	14,550,596	3.0
131,850		Pfizer, Inc.	2,716,110	0.5
57,000		Roche Holding AG - Genusschein	9,542,984	1.9
			60,621,874	12.3

		Industrials: 5.0%
1,281,598		China Merchants Holdings International Co., Ltd.	4,973,033	1.0
958,000		China Shipping Development Co., Ltd.	884,105	0.2
285,250		Iron Mountain, Inc.	9,724,173	2.0
25,157		Kuehne & Nagel International AG	3,821,977	0.8
96,700	@	LLX Logistica S.A.	299,273	0.1
44,040		Lockheed Martin Corp.	3,565,919	0.7
109,100	@	PortX Operacoes Portuarias SA	239,780	0.0
22,365		Tyco International Ltd.	1,105,502	0.2
			24,613,762	5.0

		Information Technology: 6.6%
210,100		Activision Blizzard, Inc.	2,453,968	0.5
18,959		Google, Inc. - Class A	9,600,458	2.0
99,600		Hewlett-Packard Co.	3,625,440	0.7
53,400		Intel Corp.	1,183,344	0.2
213,370		Microsoft Corp.	5,547,620	1.1
268,550		Texas Instruments, Inc.	8,816,497	1.8

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
15,400		Visa, Inc.	$1,297,604	0.3
			32,524,931	6.6

		Materials: 6.9%
26,690		Air Products & Chemicals, Inc.	2,551,030	0.5
64,500		BHP Billiton PLC	2,534,458	0.5
40,500		Martin Marietta Materials, Inc.	3,238,785	0.7
98,240		Monsanto Co.	7,126,330	1.5
64,455		Potash Corp. of Saskatchewan	3,673,291	0.8
19,800		Praxair, Inc.	2,146,122	0.4
41,632		Rio Tinto PLC	3,006,080	0.6
333,694		Sealed Air Corp.	7,938,580	1.6
8,100	#,@	Sino-Forest Corp.	26,875	0.0
315,280		Sino-Forest Corp.	1,046,084	0.2
17,360		Vulcan Materials Co.	668,881	0.1
			33,956,516	6.9

		Telecommunication Services: 0.5%
46,300		America Movil SA de CV - Series L ADR ADR	2,494,644	0.5

	Total Common Stock (Cost $397,506,443)		468,253,843	95.0

Principal Amount†
CORPORATE BONDS/NOTES: 0.1%
	Materials: 0.1%
649,000	# Sino-Forest Corp., 5.000%, 08/01/13	308,275	0.1

	Total Corporate Bonds/Notes (Cost $649,000)	308,275	0.1

	Total Long-Term Investments (Cost $398,155,443)	468,562,118	95.1

SHORT-TERM INVESTMENTS: 3.7%
	Commercial Paper: 3.7%
18,017,000	Intesa, 0.080%, 07/01/11 (Cost $18,016,918)	18,016,918	3.7

	Total Short-Term Investments (Cost $18,016,918)	18,016,918	3.7

	Total Investments in Securities (Cost $416,172,361)*	$486,579,036	98.8
	Assets in Excess of Other Liabilities	6,080,581	1.2
	Net Assets	$492,659,617	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $420,824,417.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$84,345,391
Gross Unrealized Depreciation	(18,590,772)

Net Unrealized appreciation	$65,754,619

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$27,080,940	$—	$—	$27,080,940
Consumer Staples	72,476,621	7,854,152	—	80,330,773
Energy	71,802,341	2,625,536	—	74,427,877
Financials	122,897,410	9,305,116	—	132,202,526
Health Care	51,078,890	9,542,984	—	60,621,874
Industrials	14,934,647	9,679,115	—	24,613,762
Information Technology	32,524,931	—	—	32,524,931
Materials	28,415,978	5,540,538	—	33,956,516
Telecommunication Services	2,494,644	—	—	2,494,644
Total Common Stock	423,706,402	44,547,441	—	468,253,843
Corporate Bonds/Notes	—	308,275	—	308,275
Short-Term Investments	—	18,016,918	—	18,016,918
Total Investments, at value	$423,706,402	$62,872,634	$—	$486,579,036

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

See Accompanying Notes to Financial Statements

ING GLOBAL BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2011 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.0%
			Consumer Discretionary: 4.0%
435,000			Arcos Dorados BV, 7.500%, 10/01/19	$474,150	0.1
2,017,000		S	Comcast Corp., 5.700%, 05/15/18	2,253,715	0.5
1,318,000		S	CVS Caremark Corp., 6.125%, 09/15/39	1,355,791	0.3
446,000		S	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	460,861	0.1
860,000		S	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.000%, 03/01/21	892,437	0.2
904,000		S	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, 03/01/41	968,507	0.2
295,000		#	DISH DBS Corp., 6.750%, 06/01/21	303,850	0.1
715,000		L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	775,775	0.2
725,000		X	Greektown LLC Escrow, —%,	—	—
1,270,000		#	Hyatt Hotels Corp., 6.875%, 08/15/19	1,419,517	0.3
825,000		#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	78,375	0.0
390,000		S	MCE Finance Ltd., 10.250%, 05/15/18	436,313	0.1
860,000		±,S	Medianews Group, Inc., 6.875%, 10/01/13	—	—
1,634,000		#	NBC Universal, Inc., 5.150%, 04/30/20	1,728,408	0.3
1,510,000		#	News America, Inc., 4.500%, 02/15/21	1,493,112	0.3
725,000		#	QVC, Inc., 7.375%, 10/15/20	766,687	0.1
89,193		#,&	Radio One, Inc., 15.000%, 05/24/16	90,977	0.0
365,000		#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	362,262	0.1
245,000		#	Sigma Alimentos SA de CV, 5.625%, 04/14/18	251,125	0.0
1,510,000		±,S	Station Casinos, Inc., 6.500%, 02/01/14	151	0.0
2,858,000		S	Time Warner Cable, Inc., 5.875%, 11/15/40	2,830,517	0.6
1,840,000		S	Time Warner, Inc., 7.700%, 05/01/32	2,227,786	0.4
650,000		S	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	709,313	0.1
				19,879,629	4.0

			Consumer Staples: 1.8%
1,486,000		S	Altria Group, Inc., 9.700%, 11/10/18	1,955,503	0.4
BRL	610,000	S	AmBev International Finance Co., Ltd., 9.500%, 07/24/17	397,703	0.1
9,842		&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	9,891	0.0
2,824,000		S	Kellogg Co., 4.000%, 12/15/20	2,825,273	0.6
2,049,000		S	Kraft Foods, Inc., 5.375%, 02/10/20	2,243,852	0.4
828,000		S	Lorillard Tobacco Co., 6.875%, 05/01/20	899,821	0.2
320,000		#	MHP S.A., 10.250%, 04/29/15	343,584	0.1
125,000		#	RSC Equipment Rental, Inc., 10.000%, 07/15/17	140,000	0.0
				8,815,627	1.8

			Energy: 2.3%
420,000		#	Adaro Indonesia PT, 7.625%, 10/22/19	468,300	0.1
300,000		#,L	Alliance Oil Co., Ltd., 9.875%, 03/11/15	330,000	0.1
545,000		#	CNPC HK Overseas Capital Ltd., 5.950%, 04/28/41	541,412	0.1
170,000		#	Empresa Nacional del Petroleo, 5.250%, 08/10/20	173,197	0.0
550,000		#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	541,402	0.1
550,000		#	Gaz Capital for Gazprom, 6.212%, 11/22/16	595,375	0.1
300,000		#	Gaz Capital for Gazprom, 8.125%, 07/31/14	342,000	0.1
460,000			Gaz Capital for Gazprom, 8.146%, 04/11/18	543,375	0.1
350,000		#	Gaz Capital for Gazprom, 8.625%, 04/28/34	439,950	0.1
890,000		#	Gaz Capital for Gazprom, 9.250%, 04/23/19	1,115,838	0.2
200,000		#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	221,280	0.0
790,000		#	KazMunaiGaz Finance Sub BV, 9.125%, 07/02/18	977,546	0.2
97		#	Kern River Funding Corp., 4.893%, 04/30/18	107	0.0
260,000		#	Lukoil International Finance BV, 6.656%, 06/07/22	275,275	0.1
250,000		#	Mega Advance Investments Ltd.., 5.000%, 05/12/21	247,455	0.1
300,000		#,L	Mega Advance Investments Ltd.., 6.375%, 05/12/41	288,987	0.1
430,000		#	Nakilat, Inc., 6.067%, 12/31/33	446,125	0.1
610,000		S	Pemex Project Funding Master Trust, 6.625%, 06/15/38	642,728	0.1
930,000		#	Pertamina Persero PT, 6.500%, 05/27/41	925,350	0.2
180,000			Petroleos de Venezuela S.A., 5.250%, 04/12/17	113,400	0.0
340,000		S	Petroleos Mexicanos, 5.500%, 01/21/21	358,190	0.1

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
190,000		L	Petroleos Mexicanos, 6.000%, 03/05/20	$209,475	0.0
305,000		S	Petroleos Mexicanos, 8.000%, 05/03/19	377,590	0.1
130,000		S	Range Resources Corp., 7.500%, 10/01/17	138,775	0.0
420,000		S	Range Resources Corp., 8.000%, 05/15/19	457,800	0.1
245,000		S,X	Stone Webster Escrow, —%, 07/01/12	—	—
286,259		#	Tengizchevroil Finance Co. S.A.RL, 6.124%, 11/15/14	305,581	0.1
14,000		S	Thermon Industries, Inc., 9.500%, 05/01/17	15,085	0.0
				11,091,598	2.3

			Financials: 14.0%
500,000		#	1Malaysia Sukuk Global Berhad, 3.928%, 06/04/15	525,760	0.1
425,000		#,S	Akbank TAS, 5.125%, 07/22/15	425,000	0.1
600,000		#,S	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	608,280	0.1
350,000		#,S	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	369,250	0.1
2,528,000		S	American Express Credit Corp., 5.125%, 08/25/14	2,760,874	0.6
EUR	112,000		BA Covered Bond Issuer, 4.250%, 04/05/17	163,288	0.0
260,000		#	Banco de Credito del Peru, 5.375%, 09/16/20	248,950	0.0
160,000		#	Banco de Credito del Peru, 6.950%, 11/07/21	166,400	0.0
150,000		#	Banco de Credito del Peru, 9.750%, 11/06/69	168,000	0.0
310,000		#,L	Banco do Brasil S.A., 5.375%, 01/15/21	303,800	0.1
2,775,000		#	Banco do Brasil SA, 5.875%, 01/26/22	2,758,350	0.6
MXN	1,007,479		Banco Invex S.A., 6.450%, 03/13/34	142,925	0.0
300,000		#,L	Banco Panamericano S.A., 8.500%, 04/23/20	330,750	0.1
300,000		#	Banco Votorantim SA, 5.250%, 02/11/16	305,640	0.1
BRL	3,800,000	#,L	Banco Votorantim SA, 6.250%, 05/16/16	2,520,104	0.5
2,470,000		#	BanColombia SA, 5.950%, 06/03/21	2,519,400	0.5
2,695,000		S	Bank of America Corp., 5.625%, 07/01/20	2,787,514	0.6
EUR	435,000		Bank of Scotland PLC, 4.375%, 07/13/16	646,509	0.1
EUR	305,000		Bank of Scotland PLC, 4.500%, 07/13/21	435,769	0.1
382,000		#,L	Bankrate, Inc., 11.750%, 07/15/15	437,390	0.1
2,165,000		#	Barclays Bank PLC, 6.050%, 12/04/17	2,295,329	0.5
2,003,000		S	Capital One Capital V, 10.250%, 08/15/39	2,135,699	0.4
240,000		#	Cemex Finance, LLC, 9.500%, 12/14/16	249,300	0.0
810,000		#	CIT Group, Inc., 7.000%, 05/02/17	810,000	0.2
2,507,000		S	Citigroup, Inc., 6.010%, 01/15/15	2,761,004	0.6
IDR	44,900,000,000		Deutsche Bank, 9.500%, 07/19/31	5,868,151	1.2
887,000		S	Discover Bank/Greenwood DE, 7.000%, 04/15/20	986,822	0.2
520,000		#,L	Ferrexpo Finance PLC, 7.875%, 04/07/16	537,576	0.1
959,000		S	First Horizon National Corp., 5.375%, 12/15/15	1,021,304	0.2
2,879,000		S	General Electric Capital Corp., 2.250%, 11/09/15	2,832,948	0.6
1,353,000		S	Genworth Financial, Inc., 6.515%, 05/22/18	1,347,108	0.3
2,662,000		S	Goldman Sachs Group, Inc., 5.375%, 03/15/20	2,753,661	0.6
210,000		#	Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	213,150	0.0
1,010,000		#	Halyk Savings Bank of Kazakhstan JSC, 9.250%, 10/16/13	1,105,950	0.2
2,263,000		S	HSBC USA, Inc., 5.000%, 09/27/20	2,242,563	0.4
807,691		#	IIRSA Norte Finance Ltd., 8.750%, 05/30/24	913,902	0.2
375,000			International Lease Finance Corp., 5.875%, 05/01/13	385,781	0.1
485,000		S	International Lease Finance Corp., 8.625%, 09/15/15	527,437	0.1
465,000		S	International Lease Finance Corp., 8.750%, 03/15/17	509,756	0.1
95,000		S	International Lease Finance Corp., 8.875%, 09/01/17	104,975	0.0
400,000		S	Itau Unibanco Holding SA/Cayman Island, 6.200%, 04/15/20	413,400	0.1
1,087,000			JPMorgan Chase Bank NA, 5.875%, 06/13/16	1,204,528	0.2
MXN	394,465		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	58,483	0.0
1,500,000		±	JSC Astana Finance, 9.160%, 03/14/12	210,000	0.1
1,183,000		#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	1,117,787	0.2
740,000		#	Longfor Properties Co. Ltd.., 9.500%, 04/07/16	765,900	0.1
130,000		#	Lukoil International Finance BV, 7.250%, 11/05/19	145,093	0.0
500,000		#	Marfrig Holding Europe BV, 8.375%, 05/09/18	480,250	0.1
2,180,000		S	Morgan Stanley, 4.100%, 01/26/15	2,241,565	0.4
1,070,000			NAK Naftogaz Ukraine, 9.500%, 09/30/14	1,178,337	0.2
700,000			Owens, 0.738%, 05/15/16	762,125	0.2
1,075,000		#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,417,649	0.3

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
300,000		#	Power Sector Assets & Liabilities Management Corp., 7.250%, 05/27/19	$356,250	0.1
240,000		#	Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/24	284,400	0.1
1,272,000		S	Protective Life Corp., 8.450%, 10/15/39	1,405,692	0.3
AUD	195,000		Queensland Treasury Corp., 6.000%, 04/21/16	214,512	0.0
480,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.750%, 05/15/18	474,000	0.1
950,000			Shimao Property Holdings Ltd.., 9.650%, 08/03/17	877,692	0.2
430,000		S	SLM Corp., 8.000%, 03/25/20	462,466	0.1
660,000		#,+	Tiers Trust, 4.750%, 06/15/97	421,802	0.1
100,000		#	TNK-BP Finance S.A., 7.250%, 02/02/20	111,000	0.0
200,000		#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, 02/06/12	204,750	0.0
780,000		#	Vnesheconombank Via VEB Finance Ltd., 6.902%, 07/09/20	833,898	0.2
340,000		#	VTB Bank Via VTB Capital SA, 6.551%, 10/13/20	346,800	0.1
400,000		#	VTB Capital S.A., 6.465%, 03/04/15	425,080	0.1
145,000		#	VTB Capital S.A., 6.875%, 05/29/18	156,310	0.0
2,040,000		S	Wachovia Bank NA, 6.600%, 01/15/38	2,243,655	0.5
EUR	585,000		WM Covered Bond Program, 4.000%, 09/27/16	862,071	0.2
850,000			Yanlord Land Group Ltd.., 10.625%, 03/29/18	879,750	0.2
250,000		#	Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, 10/13/15	248,250	0.0
				69,029,864	14.0

			Health Care: 0.9%
700,000			DaVita, Inc., 6.625%, 11/01/20	714,000	0.1
710,000		S	HCA, Inc., 6.375%, 01/15/15	727,750	0.1
425,000		#	Hypermarcas SA, 6.500%, 04/20/21	426,594	0.1
492,000		S	Select Medical Corp., 7.625%, 02/01/15	489,540	0.1
2,237,000		S	St. Jude Medical, Inc., 2.500%, 01/15/16	2,242,418	0.5
325,000		X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
				4,600,302	0.9

			Industrials: 2.0%
185,000		S	BE Aerospace, Inc., 6.875%, 10/01/20	194,713	0.0
150,000		S	Celanese US Holdings LLC, 5.875%, 06/15/21	153,563	0.0
860,000			Celulosa Arauco y Constitucion SA, 5.000%, 01/21/21	857,333	0.2
407,000		#,L	Cemex Espana Luxembourg, 9.250%, 05/12/20	404,965	0.1
2,315,000		S	Dow Chemical Co., 4.250%, 11/15/20	2,267,964	0.5
1,135,000			Inversiones CMPC SA, 4.750%, 01/19/18	1,139,581	0.2
810,000		X	Jefferson Smurfit Escrow, —%, 10/01/12	—	—
245,000		X	Jefferson Smurfit Escrow, —%, 06/01/13	—	—
PHP	23,800,000		National Power Corp., 5.875%, 12/19/16	599,529	0.1
287,060		#	Panama Canal Railway Co., 7.000%, 11/01/26	265,301	0.1
1,800,000			Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	1,971,000	0.4
550,000		#	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	602,250	0.1
ZAR	1,000,000		Transnet Ltd., 10.800%, 11/06/23	158,347	0.0
1,150,000			Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	1,220,495	0.3
				9,835,041	2.0

			Information Technology: 1.1%
430,000		S	Amkor Technology, Inc., 7.375%, 05/01/18	439,137	0.1
935,000			Hynix Semiconductor, Inc., 7.875%, 06/27/17	991,100	0.2
1,422,000		#	Oracle Corp., 5.375%, 07/15/40	1,443,198	0.3
860,000		#	Seagate HDD Cayman, 6.875%, 05/01/20	857,850	0.2
1,500,000		S	Symantec Corp., 4.200%, 09/15/20	1,445,214	0.3
				5,176,499	1.1

			Materials: 1.5%
542,000		#,S	ABI Escrow Corp., 10.250%, 10/15/18	589,425	0.1
540,000		S,X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
225,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
270,000		S,X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
540,000		S,X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
260,000		±	Abitibi-Consolidated Escrow, 7.750%, 06/15/11	—	—
80,846		#,&,S	Ainsworth Lumber Co., Ltd., 11.000%, 07/29/15	75,187	0.0
370,000		±	Bowater Pulp and Paper, 10.600%, 01/15/11	—	—

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Materials: (continued)
875,000		±,X	Bowater, Inc. Escrow, 6.500%, 01/15/11	$—	—
800,000		#	Braskem Finance Ltd., 7.250%, 06/05/18	896,000	0.2
200,000		#	Braskem Finance Ltd., 7.000%, 05/07/20	219,000	0.0
835,000		S	Ferro Corp., 7.875%, 08/15/18	870,487	0.2
850,000		#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	929,730	0.2
2,200,000		S	Southern Copper Corp., 7.500%, 07/27/35	2,309,032	0.5
1,530,000		L	Vedanta Resources PLC, 9.500%, 07/18/18	1,675,350	0.3
				7,564,211	1.5

			Telecommunication Services: 1.8%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	661,581	0.1
2,203,000		S	AT&T, Inc., 2.500%, 08/15/15	2,233,833	0.5
1,129,000		S	Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	1,245,171	0.3
235,000		#	Intelsat Jackson Holdings Ltd., 7.250%, 10/15/20	234,412	0.0
6,845		&,S	Intelsat Luxembourg S.A., 11.500%, 02/04/17	7,375	0.0
350,000		#	MTS International Funding Ltd., 8.625%, 06/22/20	401,188	0.1
1,589,000			Telecom Italia Capital S.A., 5.250%, 11/15/13	1,669,016	0.3
960,000		#,L	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 04/30/18	1,088,928	0.2
975,000		#	VimpelCom Holdings BV, 7.504%, 03/01/22	980,850	0.2
400,000		S	Windstream Corp., 8.125%, 09/01/18	426,000	0.1
				8,948,354	1.8

			Utilities: 2.6%
300,000		#	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19	341,250	0.1
1,495,000			China Resources Power Holdings Co. Ltd., 3.750%, 08/03/15	1,470,803	0.3
985,000		#,S	Colbun S.A., 6.000%, 01/21/20	1,037,600	0.2
100,000			Colbun SA, 6.000%, 01/21/20	105,340	0.0
300,000		#	Empresas Publicas de Medellin ESP, 7.625%, 07/29/19	350,250	0.1
1,276,000		S	Entergy Corp., 5.125%, 09/15/20	1,265,945	0.2
ZAR	2,000,000		Eskom Holdings, Ltd., 9.250%, 04/20/18	304,375	0.1
ZAR	6,000,000		Eskom Holdings, Ltd., 10.000%, 01/25/23	951,904	0.2
1,365,000		S	Exelon Generation Co. LLC, 4.000%, 10/01/20	1,290,756	0.3
1,186,000		S	FirstEnergy Solutions Corp., 4.800%, 02/15/15	1,273,504	0.3
1,160,000		#	Iberdrola Finance Ireland Ltd., 5.000%, 09/11/19	1,145,906	0.2
1,165,000		S	Indiana Michigan Power, 7.000%, 03/15/19	1,391,546	0.3
640,000		#	Israel Electric Corp., Ltd., 7.250%, 01/15/19	703,813	0.1
470,000		#	Majapahit Holding BV, 7.750%, 10/17/16	547,550	0.1
300,000		#,L	Majapahit Holding BV, 8.000%, 08/07/19	356,250	0.1
				12,536,792	2.6

		Total Corporate Bonds/Notes (Cost $155,691,990)		157,477,917	32.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.4%
1,800,000		S	Banc of America Commercial Mortgage, Inc., 4.857%, 07/10/43	1,936,730	0.4
460,000		S	Banc of America Commercial Mortgage, Inc., 5.243%, 07/10/43	441,854	0.1
750,000		S	Banc of America Commercial Mortgage, Inc., 5.303%, 07/10/43	715,823	0.1
2,020,000		S	Banc of America Commercial Mortgage, Inc., 5.802%, 06/10/49	2,176,595	0.4
1,680,000		S	Banc of America Commercial Mortgage, Inc., 5.802%, 06/10/49	1,598,820	0.3
2,535,475			Banc of America Funding Corp., 5.500%, 02/25/35	2,495,982	0.5
2,010,000		#	Banc of America Large Loan, Inc., 5.654%, 06/15/49	2,013,757	0.4
510,000		S	Citigroup Commercial Mortgage Trust, 5.886%, 12/10/49	499,093	0.1
620,000		S	Citigroup Commercial Mortgage Trust, 5.886%, 12/10/49	677,836	0.1
446,103		S	Citigroup Mortgage Loan Trust, Inc., 4.944%, 05/25/35	382,852	0.1
291,568		S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	289,739	0.1
486,082		S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	452,924	0.1
1,520,000		#	Credit Suisse Mortgage Capital Certificates, 5.802%, 06/10/49	1,511,532	0.3
2,235,735		S	CW Capital Cobalt Ltd., 5.174%, 08/15/48	2,287,731	0.5
470,000		#	DBUBS Mortgage Trust, 4.537%, 07/10/44	468,810	0.1

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
410,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	$370,009	0.1
1,000,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	853,917	0.2
234,339	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.686%, 01/27/37	128,886	0.0
1,985,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/49	2,133,174	0.4
2,135,000	S	Greenwich Capital Commercial Funding Corp., 6.078%, 07/10/38	2,373,047	0.5
370,000	#	GS Mortgage Securities Corp. II, 6.053%, 07/12/38	401,313	0.1
345,603	S	GSR Mortgage Loan Trust, 2.794%, 09/25/35	336,182	0.1
3,876		Indymac Index Mortgage Loan Trust, 2.623%, 01/25/36	40	0.0
1,010,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, 01/15/42	912,266	0.2
420,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.389%, 07/15/46	356,845	0.1
180,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.990%, 06/15/49	185,036	0.0
1,280,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.288%, 02/12/51	1,318,455	0.3
1,500,000		JP Morgan Commercial Mortgage Finance Corp., 8.524%, 08/15/32	1,496,518	0.3
500,000		JP Morgan Commercial Mortgage Finance Corp., 8.665%, 08/15/32	497,702	0.1
1,105,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, 01/15/49	1,122,690	0.2
700,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	751,523	0.2
2,220,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	2,417,236	0.5
522,334	S	JPMorgan Mortgage Trust, 5.275%, 07/25/35	469,896	0.1
1,430,000	S	LB Commercial Conduit Mortgage Trust, 6.169%, 07/15/44	1,345,148	0.3
1,775,000	S	LB Commercial Conduit Mortgage Trust, 6.169%, 07/15/44	1,931,979	0.4
870,000	S	LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	834,404	0.2
1,000,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, 09/15/39	1,088,982	0.2
670,000	S	LB-UBS Commercial Mortgage Trust, 5.455%, 02/15/40	652,579	0.1
1,230,000		LB-UBS Commercial Mortgage Trust, 5.588%, 09/15/45	1,261,794	0.3
690,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	713,834	0.1
250,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	257,447	0.1
2,000,000	S	LB-UBS Commercial Mortgage Trust, 5.866%, 09/15/45	2,177,867	0.4
610,000	S	LB-UBS Commercial Mortgage Trust, 6.067%, 06/15/38	674,695	0.1
1,900,000		LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	1,782,104	0.4
453,754	S	MASTR Adjustable Rate Mortgages Trust, 2.832%, 04/25/36	356,606	0.1
1,200,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	1,268,695	0.3
430,000	S	Morgan Stanley Capital I, 5.242%, 01/14/42	426,747	0.1
1,280,000	#	Morgan Stanley Capital I, 5.598%, 01/13/41	1,271,077	0.3
260,000	#	RBSCF Trust, 5.420%, 01/19/49	272,934	0.1
20,708	S	Residential Accredit Loans, Inc., 3.233%, 04/25/35	3,168	0.0
570,000	S	Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	578,412	0.1
417,000	S	SLM Student Loan Trust, 0.647%, 06/15/39	200,175	0.0
2,205,527	S	Structured Asset Securities Corp., 5.000%, 05/25/35	2,206,340	0.4
155,000	#	Vornado DP LLC, 5.280%, 09/13/28	147,348	0.0
2,000,000	#	Wachovia Bank Commercial Mortgage Trust, 4.942%, 11/15/34	1,915,267	0.4
500,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	511,231	0.1
2,000,000	S	Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	2,108,816	0.4
1,000,000		Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48	847,650	0.2

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,310,000			Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	$1,187,681	0.2
618,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	614,242	0.1
1,900,255			WaMu Mortgage Pass Through Certificates, 2.579%, 01/25/36	1,783,231	0.4
642,081		S	Wells Fargo Mortgage-Backed Securities Trust, 2.737%, 02/25/35	597,377	0.1
216,908		S	Wells Fargo Mortgage-Backed Securities Trust, 2.756%, 10/25/35	196,253	0.0
2,195,792		S	Wells Fargo Mortgage-Backed Securities Trust, 5.363%, 08/25/35	2,179,169	0.4
480,000		#	WF-RBS Commercial Mortgage Trust, 4.375%, 03/15/44	477,271	0.1

		Total Collateralized Mortgage Obligations (Cost $66,482,997)		65,945,336	13.4

OTHER BONDS: 20.0%
			Foreign Government Bonds: 20.0%
200,000		#,S	Arab Republic of Egypt, 5.750%, 04/29/20	202,000	0.0
200,000		#,S	Arab Republic of Egypt, 6.875%, 04/30/40	193,500	0.0
1,315,000		+,S	Argentina Government International Bond, 2.500%, 12/31/38	575,313	0.1
EUR	1,450,000		Argentina Government International Bond, 3.500%, 12/15/35	310,153	0.1
1,025,000		S	Argentina Government International Bond, 4.000%, 12/15/35	182,962	0.0
2,590,000			Argentina Government International Bond, 7.000%, 10/03/15	2,562,805	0.5
610,000			Argentina Government International Bond, 7.000%, 09/12/13	633,637	0.1
AUD	60,000		Australia Government Bond, 5.250%, 03/15/19	64,855	0.0
AUD	130,000		Australia Government Bond, 6.250%, 04/15/15	146,376	0.0
EUR	561,945		Autopistas Del Nordeste, 9.390%, 04/15/24	531,038	0.1
160,000		#,+	Belize Government International Bond, 6.000%, 02/20/29	107,200	0.0
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	944,076	0.2
BRL	32,422,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	18,112,808	3.7
EUR	6,600,000		Bundesobligation, 2.750%, 04/08/16	9,774,390	2.0
EUR	5,400,000		Bundesrepublik Deutschland, 3.250%, 07/04/21	7,981,840	1.6
EUR	1,260,000		Bundesrepublik Deutschland, 3.250%, 07/04/42	1,657,429	0.3
EUR	800,000		Bundesschatzanweisungen, 1.750%, 06/14/13	1,163,288	0.2
CAD	840,000		Canadian Government Bond, 3.000%, 12/01/15	899,182	0.2
CAD	550,000		Canadian Government Bond, 3.500%, 06/01/20	591,755	0.1
650,000		S	Colombia Government International Bond, 6.125%, 01/18/41	710,125	0.1
280,000		S	Colombia Government International Bond, 7.375%, 01/27/17	344,960	0.1
390,000		S	Colombia Government International Bond, 7.375%, 03/18/19	488,085	0.1
300,000		S	Colombia Government International Bond, 7.375%, 09/18/37	379,500	0.1
300,000		#	Dominican Republic International Bond, 7.500%, 05/06/21	313,500	0.1
200,000			EXIM of Ukraine CJSC/The Via Credit Suisse First Boston International, 7.650%, 09/07/11	202,750	0.0
465,000		#	Indonesia Government International Bond, 6.625%, 02/17/37	519,637	0.1
555,000		#	Indonesia Government International Bond, 7.750%, 01/17/38	698,606	0.1
330,000		#	Indonesia Government International Bond, 8.500%, 10/12/35	445,500	0.1
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, 06/10/20	2,429,217	0.5
MXN	171,405,000		Mexican Bonos, 6.500%, 06/10/21	14,143,310	2.9
100,000		S	Mexico Government International Bond, 5.625%, 01/15/17	114,150	0.0
260,000		S	Mexico Government International Bond, 5.750%, 10/12/10	243,750	0.1
NZD	1,275,000		New Zealand Government Bond, 6.000%, 04/15/15	1,131,259	0.2
NOK	415,000		Norway Government Bond, 5.000%, 05/15/15	83,514	0.0
235,000		S	Panama Government International Bond, 7.125%, 01/29/26	290,812	0.1
335,000		S	Panama Government International Bond, 7.250%, 03/15/15	396,305	0.1
110,000			Panama Government International Bond, 8.750%, 09/30/27	155,614	0.0

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
OTHER BONDS: (continued)
			Foreign Government Bonds: (continued)
240,000			Panama Government International Bond, 9.375%, 04/01/29	$357,600	0.1
375,000		#	Qatar Government International Bond, 5.250%, 01/20/20	401,625	0.1
355,000		S	Republic of Korea, 5.125%, 12/07/16	392,059	0.1
530,000		S	Republic of Korea, 7.125%, 04/16/19	638,924	0.1
475,000		S,X	Smurfit-Stone Container Corp. Escrow, —%, 03/15/17	—	—
ZAR	11,109,581		South Africa Government Bond, 2.750%, 01/31/22	1,674,373	0.3
400,000			South Africa Government Bond, 5.500%, 03/09/20	439,000	0.1
ZAR	6,950,000		South Africa Government Bond, 6.750%, 03/31/21	912,739	0.2
ZAR	60,763,698		South Africa Government Bond, 7.250%, 01/15/20	8,347,887	1.7
ZAR	9,330,000		South Africa Government Bond, 8.000%, 12/21/18	1,357,332	0.3
ZAR	16,220,000		South Africa Government Bond, 10.500%, 12/21/26	2,778,735	0.6
310,000		#	Sri Lanka Government International Bond, 6.250%, 10/04/20	311,550	0.1
TRY	—		Turkey Government Bond, 10.500%, 01/15/20	—	—
685,000			Turkey Government International Bond, 6.750%, 04/03/18	781,722	0.2
200,000		S	Turkey Government International Bond, 6.750%, 05/30/40	216,500	0.0
160,000			Turkey Government International Bond, 6.875%, 03/17/36	176,800	0.0
230,000		S	Turkey Government International Bond, 7.250%, 03/05/38	264,500	0.1
310,000		S	Turkey Government International Bond, 7.000%, 03/11/19	358,050	0.1
485,000		S	Turkey Government International Bond, 7.500%, 11/07/19	577,392	0.1
360,000		S	Turkey Government International Bond, 7.500%, 07/14/17	424,800	0.1
500,000		#	Ukraine Government International Bond, 6.750%, 11/14/17	506,875	0.1
430,000		#,L	Ukraine Government International Bond, 7.750%, 09/23/20	447,200	0.1
GBP	300,000		United Kingdom Gilt, 4.250%, 09/07/39	480,642	0.1
GBP	420,000		United Kingdom Gilt, 4.750%, 03/07/20	751,150	0.2
GBP	215,000		United Kingdom Gilt, 4.750%, 09/07/15	385,388	0.1
410,000		S	Uruguay Government International Bond, 6.875%, 09/28/25	500,200	0.1
425,000			Uruguay Government International Bond, 7.625%, 03/21/36	537,625	0.1
730,000			Uruguay Government International Bond, 8.000%, 11/18/22	948,270	0.2
1,085,000			Venezuela Government International Bond, 7.000%, 03/31/38	629,815	0.1
1,560,000			Venezuela Government International Bond, 7.650%, 04/21/25	1,017,900	0.2
250,000			Venezuela Government International Bond, 8.250%, 10/13/24	169,625	0.1
320,000			Venezuela Government International Bond, 9.250%, 09/15/27	242,720	0.0
470,000			Venezuela Government International Bond, 9.375%, 01/13/34	337,225	0.1
775,000			Venezuela Government International Bond, 9.000%, 05/07/23	563,813	0.1
90,000			Venezuela Government International Bond, 12.750%, 08/23/22	81,000	0.0
970,000		#	Venezuela Government International Bond, 13.625%, 08/15/18	919,075	0.2

		Total Other Bonds (Cost $94,721,804)		98,655,312	20.0

STRUCTURED PRODUCTS: 0.8%
RUB	11,097,000	±,X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 8.590%, 05/24/15	—	—
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Notes, 3.750%, 08/30/12	319,570	0.1
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Notes, 3.600%, 08/30/11	407,476	0.1
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Notes, 3.680%, 02/29/12	358,567	0.1
1,962,500		#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 9.264%, 09/17/13	1,999,395	0.4

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: (continued)
284,113			MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Notes, 7.550%, 05/24/12	$147,909	0.0
RUB	11,904,573		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	201,143	0.0
EUR	1,317,500	X	Morgan Stanley & Co. International PLC - Gisad Dis Ticaret A.S. Credit Linked Notes, 7.670%, 04/02/13	—	—
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 3.500%, 05/22/15	8,208	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 3.500%, 05/22/15	14,359	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 3.500%, 05/22/15	216,505	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 3.500%, 05/22/15	15,779	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 3.500%, 05/22/15	11,463	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 3.500%, 05/22/15	7,321	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 3.500%, 05/22/15	1,348	0.0

		Total Structured Products (Cost $5,662,531)		3,709,043	0.8

U.S. TREASURY OBLIGATIONS: 16.3%
			U.S. Treasury Bonds: 2.6%
457,000		S	3.125%, due 5/15/2021	455,787	0.1
11,538,000		S	4.750%, due 2/15/2041	12,266,336	2.5
				12,722,123	2.6

			U.S. Treasury Notes: 13.7%
21,538,000		L	0.500%, due 5/31/2013	21,564,082	4.4
30,631,000		L	0.750%, due 6/15/2014	30,599,910	6.2
10,662,000		L	1.750%, due 5/31/2016	10,680,307	2.1
4,862,000		L	2.375%, due 5/31/2018	4,836,941	1.0
				67,681,240	13.7

		Total U.S. Treasury Obligations (Cost $80,832,166)		80,403,363	16.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.5%
			Federal Home Loan Mortgage Corporation: 6.7%##
3,285,000		S	1.125%, due 7/27/2012	3,312,022	0.7
126,712		S	0.637%, due 2/15/2029	126,951	0.0
59,803		S	0.687%, due 3/15/2032	60,111	0.0
256,841		S	0.687%, due 1/15/2033	258,757	0.1
67,147		S	1.137%, due 8/15/2031	67,906	0.0
46,775		S	1.137%, due 2/15/2032	47,350	0.0
48,745		S	1.187%, due 2/15/2032	49,466	0.0
47,519		S	1.187%, due 2/15/2032	48,093	0.0
73,562		S	1.187%, due 3/15/2032	74,563	0.0
10,522,000		W	4.500%, due 7/15/2038	10,872,183	2.2
1,989,081		S	4.500%, due 2/1/2041	2,058,368	0.4
1,500,000		S	5.000%, due 2/16/2017	1,714,542	0.4
23,813		S	5.000%, due 1/1/2020	25,767	0.0
128,899		S	5.000%, due 2/1/2020	139,313	0.0
764,000		S	5.000%, due 9/15/2023	828,848	0.2
860,000		S	5.000%, due 2/15/2034	915,120	0.2
870,000		S	5.000%, due 11/15/2034	929,540	0.2
77,350		S	5.000%, due 12/1/2034	82,643	0.0
1,172,000		W	5.000%, due 7/15/2035	1,243,602	0.3
86,962		S	5.500%, due 1/1/2018	94,274	0.0
4,695,000		W	5.500%, due 7/15/2034	5,072,070	1.0
396,203		^,S	5.963%, due 7/15/2035	52,528	0.0
73,299		S	6.000%, due 5/15/2017	79,072	0.0
118,866		S	6.000%, due 2/1/2034	132,028	0.0
1,805,997		S	6.000%, due 2/1/2038	1,988,126	0.4
21,554		S	6.500%, due 4/1/2018	23,272	0.0
50,936		S	6.500%, due 2/1/2022	57,452	0.0
56,167		S	6.500%, due 9/1/2022	63,352	0.0
139,539		S	6.500%, due 4/15/2028	158,641	0.1
34,017		S	6.500%, due 6/15/2031	39,811	0.0
358,335		S	6.500%, due 2/15/2032	408,991	0.1
219,654		S	6.500%, due 6/15/2032	249,043	0.1
16,025		S	6.500%, due 8/1/2032	18,163	0.0
33,071		S	6.500%, due 7/1/2034	37,503	0.0
42,057		S	6.500%, due 7/1/2034	47,662	0.0
203,517		S	6.750%, due 2/15/2024	229,500	0.1
245,802		S	7.000%, due 9/15/2026	280,244	0.1
42,793		^,S	7.000%, due 3/15/2028	9,056	0.0
250,793		^,S	7.000%, due 4/15/2028	46,126	0.0
396,070		^,S	7.463%, due 3/15/2029	74,563	0.0
213,971		S	7.500%, due 9/15/2022	243,803	0.1
386,408		^,S	7.513%, due 3/15/2029	70,762	0.0
513,818		^,S	8.763%, due 8/15/2029	125,859	0.0
66,151		S	23.698%, due 6/15/2034	95,250	0.0
107,183		S	24.064%, due 8/15/2035	158,159	0.0
66,723		S	4.500%, due 12/15/2021	67,724	0.0
				32,778,179	6.7

			Federal National Mortgage Association: 10.0%##
23,352		S	0.586%, due 11/25/2033	23,431	0.0
35,705		S	0.686%, due 10/18/2032	35,964	0.0
3,030,000		S	1.125%, due 7/30/2012	3,056,394	0.6
109,733		S	1.186%, due 12/25/2031	111,667	0.0
53,939		S	1.186%, due 4/25/2032	54,918	0.0
16,598		S	1.186%, due 4/25/2032	16,899	0.0
149,645		S	1.186%, due 9/25/2032	152,372	0.0
149,665		S	1.186%, due 12/25/2032	152,392	0.0
666,839		S	2.822%, due 10/1/2036	702,134	0.2
109,497		S	4.000%, due 7/25/2017	111,787	0.0
10,469,000		W	4.000%, due 2/25/2039	10,472,266	2.1
400,000		S	4.500%, due 8/25/2025	431,567	0.1
2,640,000		W	4.500%, due 7/15/2035	2,731,988	0.6
2,571,000		W	5.000%, due 7/1/2037	2,732,089	0.6
2,346,744		S	5.000%, due 7/25/2040	2,484,144	0.5

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
196,778		5.000%, due 6/1/2041	$209,754	0.1
2,000,000	S	5.375%, due 6/12/2017	2,330,764	0.5
77,184	S	5.500%, due 9/1/2019	84,343	0.0
69,462	S	5.500%, due 9/1/2019	75,905	0.0
175,669	S	5.500%, due 9/1/2024	191,671	0.1
9,180,000	W	5.500%, due 7/15/2034	9,927,307	2.0
1,840,983	S	5.500%, due 5/1/2037	1,994,655	0.4
76,684	S	6.000%, due 3/25/2017	83,746	0.0
110,886	S	6.000%, due 6/1/2017	121,396	0.0
124,509	S	6.000%, due 12/1/2018	136,155	0.0
47,614	S	6.000%, due 5/1/2021	52,186	0.0
126,060	S	6.000%, due 1/25/2032	140,893	0.0
314,520	S	6.000%, due 11/1/2034	347,566	0.1
1,045,126	S	6.000%, due 4/1/2035	1,154,933	0.3
527,208	^,S	6.354%, due 6/25/2037	76,870	0.0
1,870,966	^,S	6.384%, due 6/25/2036	254,552	0.1
59,244	S	6.500%, due 4/25/2029	66,904	0.0
106,499	S	6.500%, due 11/25/2029	120,745	0.0
339,408	S	6.500%, due 12/1/2029	386,311	0.1
116,376	S	6.500%, due 10/25/2031	134,193	0.0
121,035	S	6.500%, due 4/25/2032	136,444	0.0
106,000	W	6.500%, due 7/15/2033	120,028	0.0
145,949	S	6.500%, due 1/1/2034	168,104	0.0
1,843,154	S	6.500%, due 9/1/2036	2,089,509	0.4
1,016,055	S	6.500%, due 11/1/2036	1,151,860	0.2
74,582	^,S	6.564%, due 5/25/2035	12,346	0.0
319,345	^,S	6.864%, due 10/25/2022	29,880	0.0
156,426	^,S	6.914%, due 6/25/2023	22,349	0.0
8,961	S	7.000%, due 9/1/2014	9,600	0.0
30,558	S	7.000%, due 11/1/2017	32,209	0.0
92,042	S	7.000%, due 1/1/2030	106,300	0.0
627	S	7.000%, due 2/1/2031	713	0.0
11,128	S	7.000%, due 7/1/2032	12,812	0.0
390,808	S	7.000%, due 12/1/2032	452,710	0.1
141,687	^,S	7.000%, due 3/25/2033	27,939	0.0
1,601	S	7.000%, due 4/1/2033	1,848	0.0
159,640	S	7.000%, due 4/1/2033	184,370	0.1
107,817	^,S	7.000%, due 4/25/2033	25,466	0.0
301,244	S	7.000%, due 4/1/2034	348,846	0.1
348,369	^,S	7.044%, due 9/25/2036	63,674	0.0
759,356	^,S	7.364%, due 10/25/2033	141,690	0.0
1,034,774	^,S	7.444%, due 3/25/2023	132,262	0.0
83,178	S	7.500%, due 9/1/2032	97,623	0.0
190,747	S	7.500%, due 1/1/2033	223,621	0.1
503,951	^,S	7.564%, due 7/25/2031	93,464	0.0
275,212	^,S	7.564%, due 2/25/2032	53,760	0.0
129,564	^,S	7.764%, due 7/25/2032	27,116	0.0
183,713	S	23.518%, due 6/25/2036	258,356	0.1
108,723	S	23.885%, due 3/25/2036	158,231	0.0
119,316	S	27.343%, due 4/25/2035	186,980	0.1
—		, due	—	—
—		, due	—	—
—		, due	—	—
—		, due	—	—
—		, due	—	—
320,146	^,S	5.500%, due 7/1/2033	68,131	0.0
111,430	^,S	5.500%, due 6/1/2035	22,937	0.0
528,994	^,S	6.000%, due 12/1/2032	119,519	0.0
176,195	^,S	6.000%, due 2/1/2033	38,301	0.0
185,549	^,S	6.000%, due 3/1/2033	40,651	0.0
295,266	^,S	6.000%, due 3/1/2033	65,973	0.0
126,894	^,S	6.000%, due 9/1/2035	27,095	0.0
807,472	^,S	6.500%, due 2/1/2032	199,597	0.1
105,133	^,S	7.000%, due 2/1/2028	21,848	0.0
153,536	^,S	7.500%, due 1/1/2024	35,841	0.0
1,182,000	W	6.000%, due 4/15/2038	1,298,354	0.3
			49,469,218	10.0

		Government National Mortgage Association: 0.8%
954,000	W	4.000%, due 12/15/2040	972,036	0.2
5,000	W	4.500%, due 7/1/2039	5,278	0.0
243,086	S	5.000%, due 4/15/2034	265,053	0.1
176,281	S	5.500%, due 4/15/2033	195,203	0.1
37,312	S	5.500%, due 7/15/2033	41,317	0.0
72,032	S	5.500%, due 4/15/2034	79,757	0.0
1,120,174	S	6.000%, due 8/15/2036	1,250,452	0.3
48,632	S	6.500%, due 2/20/2035	55,101	0.0
125,605	S	8.000%, due 1/16/2030	144,763	0.0
533,315	S	8.000%, due 2/16/2030	615,894	0.1
155,794	S	6.000%, due 7/20/2039	174,272	0.0
			3,799,126	0.8

	Total U.S. Government Agency Obligations (Cost $83,548,467)		86,046,523	17.5

ASSET-BACKED SECURITIES: 2.4%
		Automobile Asset-Backed Securities: 2.1%
110,000	S	Ally Auto Receivables Trust, 2.090%, 05/15/15	112,343	0.0
221,000	S	Americredit Prime Automobile Receivables, 5.620%, 09/08/14	224,628	0.0
500,000	#	Bank of America Auto Trust, 2.180%, 02/15/17	511,927	0.1
85,000	S	BMW Vehicle Owner Trust, 1.390%, 04/25/14	85,685	0.0
584,000	S	CarMax Auto Owner Trust, 1.290%, 09/15/15	587,201	0.1
1,753,000	S	CarMax Auto Owner Trust, 2.160%, 09/15/16	1,785,044	0.4
1,250,000	S	Harley-Davidson Motorcycle Trust, 1.530%, 09/15/15	1,254,693	0.3
125,000	S	Honda Auto Receivables Owner Trust, 1.340%, 03/18/14	125,865	0.0
1,402,000	S	Honda Auto Receivables Owner Trust, 1.550%, 08/18/17	1,407,586	0.3
2,531,000		Hyundai Auto Receivables Trust, 2.450%, 12/15/16	2,606,512	0.5
125,000	S	Nissan Auto Lease Trust, 1.390%, 01/15/16	125,559	0.0
1,700,000	S	Nissan Auto Receivables Owner Trust, 1.940%, 09/15/17	1,724,001	0.4
82,183	S	Toyota Auto Receivables Owner Trust, 0.740%, 08/15/12	82,242	0.0
49,557	S	Wachovia Auto Owner Trust, 5.490%, 04/22/13	49,652	0.0
			10,682,938	2.1

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Credit Card Asset-Backed Securities: 0.3%
1,250,000		S	Capital One Multi-Asset Execution Trust, 5.050%, 02/15/16	$1,344,603	0.3

		Total Asset-Backed Securities (Cost $11,923,843)		12,027,541	2.4

Shares
COMMON STOCK: 0.3%
			Canada: 0.0%
182		@,S	AbitibiBowater, Inc.	3,694	0.0

			United States: 0.3%
43,083		@,S	American Media, Inc.	689,328	0.1
733			Rock-Tenn Co.	48,627	0.0
14,240			Visteon Corp.	974,159	0.2
				1,712,114	0.3

		Total Common Stock (Cost $1,691,660)		1,715,808	0.3

WARRANTS: —%
			Consumer Discretionary: —%
2,406			Media News Group	—	—

		Total Warrants (Cost $—)		—	—

# of Contracts
PURCHASED OPTIONS: 0.2%
			Options on Currencies: 0.2%
25,500,000		@	USD vs EUR Currency Put Option, Strike @ 1.460, Exp. 08/05/11 Counterparty: USD vs EUR Currency Put Option	298,595	0.1
25,400,000		@	USD vs EUR Currency Put Option, Strike @ 1.425, Exp. 07/18/11 Counterparty: USD vs EUR Currency Put Option	583,492	0.1
24,400,000		@	USD vs TWD Currency Call Option, Strike @ 29.400, Exp. 08/25/11 Counterparty: USD vs TWD Currency Call Option	63,491	0.0
				945,578	0.2

			Options on Interest Rate Swaptions: 0.0%
31,936,000		@	Call OTC Swaption. 3-month USD-LIBOR-BBA, Strike @ 0.017, Exp. 09/23/11 Counterparty: Morgan Stanley	38,758	0.0

		Total Purchased Options (Cost $820,608)		984,336	0.2

		Total Long-Term Investments (Cost $501,376,066)		506,965,179	102.9

Principal Amount†
SHORT-TERM INVESTMENTS: 18.5%
			Foreign Government Bonds: 0.9%
EGP	2,500,000	Z	Egypt Treasury Bills, 2.500%, 07/12/11	417,514	0.1
EGP	2,400,000	Z	Egypt Treasury Bills, 2.750%, 07/05/11	401,889	0.1
KRW	1,046,000,000		Korea Monetary Stabilization Bond, 3.280%, 10/02/12	974,735	0.2
KRW	2,784,000,000		Korea Monetary Stabilization Bond, 3.810%, 08/02/12	2,611,377	0.5
				4,405,515	0.9

Shares
			Securities Lending Collateral(cc): 15.1%
74,017,231			BNY Mellon Overnight Government Fund(1)	74,017,231	15.0
435,640		R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	348,512	0.1
		Total Securities Lending Collateral (Cost $74,452,871)		74,365,743	15.1

			Mutual Funds: 2.5%
12,070,000			Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $12,070,000)	12,070,000	2.5

		Total Short-Term Investments (Cost $90,889,095)		90,841,258	18.5

		Total Investments in Securities (Cost $592,265,161)*		$597,806,437	121.4
		Liabilities in Excess of Other Assets		(105,524,425)	(21.4)
		Net Assets		$492,282,012	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security

&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
(cc)	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish New Lira
ZAR	South African Rand

*	Cost for federal income tax purposes is $592,326,045.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,389,949
Gross Unrealized Depreciation	(8,909,557)

Net Unrealized appreciation	$5,480,392

Industry	Percentage of Net Assets
Automobile Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	13.4
Consumer Discretionary	4.3
Consumer Staples	1.8%
Credit Card Asset-Backed Securities	0.3
Energy	2.3
Federal Home Loan Mortgage Corporation	6.7
Federal National Mortgage Association	10.0
Financials	14.0
Foreign Government Bonds	20.9
Government National Mortgage Association	0.8
Health Care	0.9
Industrials	2.0
Information Technology	1.1
Materials	1.5
Options on Currencies	0.2
Options on Interest Rate Swaptions	0.0
Structured Products	0.8
Telecommunication Services	1.8
U.S. Treasury Bonds	2.6
U.S. Treasury Notes	13.7
Utilities	2.6
Short-Term Investments	17.6
Other Assets and Liabilities - Net	(21.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Canada	$3,694	$—	$—	$3,694
United States	1,022,786	—	689,328	1,712,114
Total Common Stock	1,026,480	—	689,328	1,715,808
Warrants	—	—	—	—
Purchased Options	—	984,336	—	984,336
Corporate Bonds/Notes	—	156,958,592	519,325	157,477,917
Collateralized Mortgage Obligations	—	65,816,450	128,886	65,945,336
Other Bonds	—	79,587,450	19,067,862	98,655,312
Structured Products	—	—	3,709,043	3,709,043
Short-Term Investments	86,087,231	4,405,515	348,512	90,841,258
U.S. Government Agency Obligations	—	86,046,523	—	86,046,523
U.S. Treasury Obligations	—	80,403,363	—	80,403,363
Asset-Backed Securities	—	12,027,541	—	12,027,541
Total Investments, at value	$87,113,711	$486,229,770	$24,462,956	$597,806,437
Other Financial Instruments+
Swaps	—	1,105,556	—	1,105,556
Futures	661,812	—	—	661,812
Forward Foreign Currency Contracts	—	9,621,786	—	9,621,786
Total Assets	$87,775,523	$496,957,112	$24,462,956	$609,195,591
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(4,811,589)	$—	$(4,811,589)
Written Options	—	(608,262)	—	(608,262)
Futures	(201,894)	—	—	(201,894)
Forward Foreign Currency Contracts	—	(12,865,014)	—	(12,865,014)
Total Liabilities	$(201,894)	$(18,284,865)	$—	$(18,486,759)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Colombian Peso	413,000,000	Buy	07/05/11	$217,942	$233,432	$15,490
Citigroup, Inc.	Australian Dollar	6,188,214	Buy	07/01/11	6,492,668	6,637,151	144,483
Citigroup, Inc.	EU Euro	63,882,715	Buy	07/01/11	90,169,813	92,640,034	2,470,221
Citigroup, Inc.	Colombian Peso	275,000,000	Buy	07/05/11	145,888	155,432	9,544
Citigroup, Inc.	Norwegian Krone	8,274,478	Buy	07/15/11	1,536,000	1,532,240	(3,760)
Citigroup, Inc.	Swedish Krona	5,257,146	Buy	07/15/11	810,000	830,401	20,401
Citigroup, Inc.	Swedish Krona	9,561,068	Buy	07/15/11	1,513,000	1,510,233	(2,767)
Citigroup, Inc.	Taiwan New Dollar	155,263,680	Buy	08/12/11	5,408,000	5,408,050	50
Credit Suisse First Boston	Swiss Franc	5,853,279	Buy	07/15/11	6,953,000	6,962,594	9,594
Credit Suisse First Boston	EU Euro	8,905,413	Buy	07/01/11	12,683,000	12,914,256	231,256
Credit Suisse First Boston	EU Euro	9,054,996	Buy	07/01/11	12,694,000	13,131,176	437,176

See Accompanying Notes to Financial Statements

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	EU Euro	2,660,638	Buy	07/01/11	$3,833,000	$3,858,345	$25,345
Credit Suisse First Boston	British Pound	1,999,150	Buy	07/15/11	3,275,000	3,207,931	(67,069)
Credit Suisse First Boston	Polish Zloty	18,299,586	Buy	08/12/11	6,655,000	6,641,274	(13,726)
Credit Suisse First Boston	Australian Dollar	825,206	Buy	07/01/11	873,000	885,072	12,072
Credit Suisse First Boston	Australian Dollar	4,551,587	Buy	07/29/11	4,872,000	4,863,339	(8,661)
Credit Suisse First Boston	EU Euro	8,434,013	Buy	07/29/11	12,241,000	12,220,374	(20,626)
Credit Suisse First Boston	British Pound	3,469,544	Buy	07/15/11	5,556,000	5,567,394	11,394
Credit Suisse First Boston	Mexican Peso	29,141,287	Buy	07/01/11	2,454,000	2,488,900	34,900
Deutsche Bank AG	Swiss Franc	1,809,725	Buy	07/15/11	2,144,000	2,152,704	8,704
Deutsche Bank AG	Norwegian Krone	60,536,803	Buy	07/15/11	11,204,000	11,210,000	6,000
Deutsche Bank AG	Singapore Dollar	13,379,940	Buy	08/12/11	10,878,000	10,893,425	15,425
Deutsche Bank AG	Australian Dollar	1,256,396	Buy	07/01/11	1,340,000	1,347,544	7,544
Deutsche Bank AG	Australian Dollar	2,316,410	Buy	07/01/11	2,460,000	2,484,459	24,459
Deutsche Bank AG	Australian Dollar	5,986,184	Buy	07/01/11	6,369,000	6,420,464	51,464
Deutsche Bank AG	Australian Dollar	2,807,316	Buy	07/01/11	3,003,000	3,010,979	7,979
Deutsche Bank AG	Brazilian Real	20,567,202	Buy	09/23/11	12,743,000	12,927,355	184,355
Deutsche Bank AG	Brazilian Real	8,514,408	Buy	09/23/11	5,154,000	5,351,665	197,665
Deutsche Bank AG	EU Euro	8,820,258	Buy	07/01/11	12,545,000	12,790,768	245,768
Deutsche Bank AG	EU Euro	17,684,057	Buy	07/01/11	25,245,000	25,644,679	399,679
Deutsche Bank AG	British Pound	1,857,682	Buy	07/15/11	3,025,326	2,980,924	(44,402)
Deutsche Bank AG	Indonesian Rupiah	44,140,693,000	Buy	08/12/11	5,080,651	5,111,978	31,327
Deutsche Bank AG	Indonesian Rupiah	43,947,864,000	Buy	08/12/11	5,112,000	5,089,646	(22,354)
Deutsche Bank AG	Japanese Yen	1,242,635,378	Buy	07/01/11	15,220,000	15,435,506	215,506
Deutsche Bank AG	Japanese Yen	1,737,049,689	Buy	07/01/11	21,222,147	21,576,917	354,770
Deutsche Bank AG	Mexican Peso	31,239,668	Buy	07/01/11	2,682,000	2,668,119	(13,881)
Deutsche Bank AG	New Zealand Dollar	1,546,516	Buy	07/01/11	1,207,000	1,281,289	74,289
Deutsche Bank AG	New Zealand Dollar	7,797,789	Buy	07/01/11	6,311,000	6,460,471	149,471
Deutsche Bank AG	Peruvian Nuevo Sol	28,289,696	Buy	08/12/11	10,223,959	10,249,782	25,823
Deutsche Bank AG	South African Rand	55,631,512	Buy	08/26/11	7,862,000	8,156,681	294,681
Deutsche Bank AG	Canadian Dollar	5,091,908	Buy	07/29/11	5,272,000	5,275,633	3,633
Deutsche Bank AG	Swiss Franc	8,737,321	Buy	07/15/11	10,417,000	10,393,221	(23,779)
Deutsche Bank AG	EU Euro	7,078,165	Buy	07/29/11	10,060,818	10,255,831	195,013
Deutsche Bank AG	Indonesian Rupiah	40,948,280,000	Buy	10/21/11	4,735,000	4,687,063	(47,937)
Deutsche Bank AG	South Korean Won	1,055,895,500	Buy	08/12/11	982,000	986,277	4,277
Deutsche Bank AG	Mexican Peso	57,395,570	Buy	07/01/11	4,872,000	4,902,043	30,043
HSBC	Indian Rupee	484,750,875	Buy	08/26/11	10,695,000	10,726,183	31,183
HSBC	Japanese Yen	412,405,424	Buy	07/01/11	5,138,643	5,122,730	(15,913)
HSBC	Philippine Peso	413,761,315	Buy	08/12/11	9,706,783	9,510,404	(196,379)
HSBC	Philippine Peso	195,896,460	Buy	08/12/11	4,542,000	4,502,727	(39,273)
HSBC	Polish Zloty	13,649,467	Buy	08/12/11	5,049,000	4,953,655	(95,345)
HSBC	Polish Zloty	28,003,916	Buy	08/12/11	10,268,000	10,163,163	(104,837)
HSBC	Russian Ruble	143,360,000	Buy	08/12/11	5,120,000	5,110,678	(9,322)
HSBC	Indian Rupee	190,043,460	Buy	10/21/11	4,198,000	4,164,140	(33,860)
HSBC	Indian Rupee	448,328,790	Buy	10/21/11	9,905,629	9,823,562	(82,067)
HSBC	Norwegian Krone	3,874,353	Buy	07/15/11	719,000	717,440	(1,560)
JPMorgan Chase & Co.	Australian Dollar	1,197,201	Buy	07/01/11	1,274,000	1,284,054	10,054
JPMorgan Chase & Co.	Australian Dollar	4,520,842	Buy	07/01/11	4,830,000	4,848,816	18,816
JPMorgan Chase & Co.	Australian Dollar	3,426,161	Buy	07/01/11	3,660,000	3,674,719	14,719
JPMorgan Chase & Co.	EU Euro	3,553,126	Buy	07/01/11	5,080,000	5,152,594	72,594
JPMorgan Chase & Co.	British Pound	1,629,158	Buy	07/15/11	2,625,000	2,614,223	(10,777)
JPMorgan Chase & Co.	Japanese Yen	2,823,542,690	Buy	07/01/11	34,933,119	35,072,886	139,767

See Accompanying Notes to Financial Statements

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Japanese Yen	1,035,668,582	Buy	07/01/11	$12,696,000	$12,864,649	$168,649
JPMorgan Chase & Co.	Japanese Yen	53,614,329	Buy	07/01/11	659,000	665,975	6,975
JPMorgan Chase & Co.	Japanese Yen	21,160,049	Buy	07/01/11	264,000	262,841	(1,159)
JPMorgan Chase & Co.	Mexican Peso	46,440,670	Buy	07/01/11	3,977,000	3,966,406	(10,594)
JPMorgan Chase & Co.	Mexican Peso	91,710,512	Buy	07/01/11	7,833,792	7,832,815	(977)
JPMorgan Chase & Co.	Mexican Peso	25,039,786	Buy	07/01/11	2,130,000	2,138,599	8,599
JPMorgan Chase & Co.	Mexican Peso	60,932,259	Buy	07/01/11	5,083,000	5,204,105	121,105
JPMorgan Chase & Co.	Swedish Krona	201,729,132	Buy	07/15/11	32,074,270	31,864,438	(209,832)
Morgan Stanley	Chilean Peso	2,370,105,000	Buy	08/12/11	5,097,000	5,043,704	(53,296)
Morgan Stanley	Chilean Peso	2,366,868,820	Buy	08/12/11	5,070,739	5,036,818	(33,921)
Morgan Stanley	Chilean Peso	2,518,188,750	Buy	08/12/11	5,355,000	5,358,834	3,834
Morgan Stanley	Colombian Peso	9,245,600,000	Buy	08/12/11	5,080,000	5,217,560	137,560
Morgan Stanley	Colombian Peso	9,107,961,500	Buy	08/12/11	5,003,000	5,139,887	136,887
Morgan Stanley	EU Euro	9,059,447	Buy	07/01/11	12,683,000	13,137,631	454,631
Morgan Stanley	Indian Rupee	448,328,790	Buy	08/12/11	9,809,185	9,947,667	138,482
Morgan Stanley	South Korean Won	8,806,856,800	Buy	08/12/11	8,197,000	8,226,194	29,194
Morgan Stanley	South Korean Won	1,640,387,650	Buy	08/12/11	1,529,000	1,532,232	3,232
Morgan Stanley	South Korean Won	4,525,960,250	Buy	08/12/11	4,218,987	4,227,550	8,563
Morgan Stanley	South Korean Won	3,008,809,600	Buy	08/12/11	2,788,000	2,810,430	22,430
Morgan Stanley	South Korean Won	2,903,975,250	Buy	08/12/11	2,687,000	2,712,507	25,507
Morgan Stanley	South Korean Won	1,439,097,400	Buy	08/12/11	1,321,000	1,344,213	23,213
Morgan Stanley	Malaysian Ringgit	18,536,948	Buy	08/12/11	6,134,000	6,118,523	(15,477)
Morgan Stanley	Norwegian Krone	114,892,730	Buy	07/15/11	21,101,174	21,275,445	174,271
Morgan Stanley	New Zealand Dollar	12,165,216	Buy	07/01/11	9,847,000	10,078,886	231,886
Morgan Stanley	New Zealand Dollar	6,376,968	Buy	07/01/11	5,246,000	5,283,321	37,321
Morgan Stanley	Singapore Dollar	13,715,286	Buy	08/12/11	11,219,874	11,166,451	(53,423)
Morgan Stanley	South Korean Won	7,453,396,500	Buy	08/12/11	6,879,000	6,961,972	82,972
Morgan Stanley	Canadian Dollar	6,108,290	Buy	07/29/11	6,175,536	6,328,687	153,151
Morgan Stanley	Chilean Peso	2,046,024,000	Buy	08/12/11	4,344,000	4,354,043	10,043
Morgan Stanley	British Pound	2,255,900	Buy	07/15/11	3,651,000	3,619,923	(31,077)
Morgan Stanley	South Korean Won	3,893,560,750	Buy	08/12/11	3,611,000	3,636,847	25,847
Morgan Stanley	South Korean Won	5,017,244,400	Buy	08/12/11	4,662,000	4,686,442	24,442
Morgan Stanley	Mexican Peso	43,509,217	Buy	07/29/11	3,653,535	3,706,399	52,864
Morgan Stanley	Turkish Lira	14,860,615	Buy	07/29/11	9,052,519	9,105,781	53,262
UBS AG	Australian Dollar	2,844,977	Buy	07/01/11	3,014,000	3,051,372	37,372
JP Morgan Chase & Co.	Australian Dollar	2,061,090	Buy	07/29/11	2,188,000	2,202,261	14,261
JP Morgan Chase & Co.	Canadian Dollar	3,740,462	Buy	07/29/11	3,786,000	3,875,424	89,424
JP Morgan Chase & Co.	Canadian Dollar	3,021,677	Buy	07/29/11	3,071,000	3,130,704	59,704
JP Morgan Chase & Co.	Swiss Franc	970,517	Buy	07/15/11	1,158,000	1,154,450	(3,550)
JP Morgan Chase & Co.	EU Euro	8,543,871	Buy	07/29/11	12,241,000	12,379,551	138,551
JP Morgan Chase & Co.	British Pound	2,384,763	Buy	07/15/11	3,852,000	3,826,703	(25,297)
JP Morgan Chase & Co.	British Pound	2,795,316	Buy	07/15/11	4,539,000	4,485,495	(53,505)
JP Morgan Chase & Co.	British Pound	2,259,509	Buy	07/15/11	3,631,000	3,625,715	(5,285)
JP Morgan Chase & Co.	Japanese Yen	325,594,136	Buy	07/01/11	4,060,000	4,044,396	(15,604)
JP Morgan Chase & Co.	Japanese Yen	3,637,365,767	Buy	07/29/11	44,972,098	45,188,399	216,301
JP Morgan Chase & Co.	Mexican Peso	30,222,677	Buy	07/01/11	2,554,000	2,581,260	27,260

See Accompanying Notes to Financial Statements

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JP Morgan Chase & Co.	Mexican Peso	42,500,790	Buy	07/01/11	$3,600,313	$3,629,909	$29,596
							$7,613,031

Barclays Bank PLC	Colombian Peso	413,000,000	Sell	07/05/11	$221,448	$233,432	$(11,984)
Citigroup, Inc.	Taiwan New Dollar	386,256,480	Sell	08/12/11	13,639,000	13,453,852	185,148
Citigroup, Inc.	New Zealand Dollar	20,641,898	Sell	07/01/11	16,010,000	17,101,820	(1,091,820)
Citigroup, Inc.	EU Euro	8,957,693	Sell	07/01/11	12,683,000	12,990,070	(307,070)
Citigroup, Inc.	Colombian Peso	275,000,000	Sell	07/05/11	147,532	155,433	(7,901)
Citigroup, Inc.	Swedish Krona	66,295,162	Sell	07/15/11	10,474,000	10,471,755	2,245
Citigroup, Inc.	Mexican Peso	45,012,329	Sell	07/01/11	3,783,715	3,844,414	(60,699)
Citigroup, Inc.	Australian Dollar	499,735	Sell	07/29/11	519,011	533,963	(14,952)
Credit Suisse First Boston	Indonesian Rupiah	44,140,693,000	Sell	08/12/11	5,076,561	5,111,978	(35,417)
Credit Suisse First Boston	EU Euro	7,074,494	Sell	07/01/11	10,239,000	10,259,135	(20,135)
Credit Suisse First Boston	EU Euro	8,988,171	Sell	07/01/11	12,707,000	13,034,269	(327,269)
Credit Suisse First Boston	EU Euro	8,577,867	Sell	07/01/11	12,181,000	12,439,263	(258,263)
Credit Suisse First Boston	British Pound	3,874,171	Sell	07/15/11	6,188,000	6,216,677	(28,677)
Credit Suisse First Boston	EU Euro	8,469,944	Sell	07/29/11	12,241,000	12,272,435	(31,435)
Credit Suisse First Boston	EU Euro	8,407,131	Sell	07/29/11	12,181,000	12,181,424	(424)
Deutsche Bank AG	EU Euro	8,969,170	Sell	07/01/11	12,707,000	13,006,714	(299,714)
Deutsche Bank AG	Australian Dollar	3,690,634	Sell	07/01/11	3,879,000	3,958,379	(79,379)
Deutsche Bank AG	Swiss Franc	2,640,462	Sell	07/15/11	3,107,000	3,140,884	(33,884)
Deutsche Bank AG	Peruvian Nuevo Sol	28,289,696	Sell	08/12/11	9,924,468	10,249,782	(325,314)
Deutsche Bank AG	South African Rand	76,598,723	Sell	08/26/11	10,815,973	11,230,888	(414,915)
Deutsche Bank AG	EU Euro	9,045,864	Sell	07/01/11	12,763,000	13,117,933	(354,933)
Deutsche Bank AG	EU Euro	8,971,430	Sell	07/01/11	12,724,000	13,009,992	(285,992)
Deutsche Bank AG	Japanese Yen	1,036,832,954	Sell	07/01/11	12,724,000	12,879,113	(155,113)
Deutsche Bank AG	Japanese Yen	1,249,487,422	Sell	07/01/11	15,220,000	15,520,619	(300,619)
Deutsche Bank AG	EU Euro	8,950,856	Sell	07/01/11	12,724,000	12,980,156	(256,156)
Deutsche Bank AG	EU Euro	9,021,231	Sell	07/01/11	12,728,000	13,082,210	(354,210)
Deutsche Bank AG	Mexican Peso	35,311,953	Sell	07/01/11	3,007,000	3,015,925	(8,925)
Deutsche Bank AG	New Zealand Dollar	977,767	Sell	07/01/11	798,000	810,081	(12,081)
Deutsche Bank AG	EU Euro	8,871,371	Sell	07/01/11	12,622,000	12,864,890	(242,890)
Deutsche Bank AG	New Zealand Dollar	2,888,336	Sell	07/01/11	2,372,000	2,392,988	(20,988)
Deutsche Bank AG	EU Euro	6,127,390	Sell	07/01/11	8,798,000	8,885,683	(87,683)
Deutsche Bank AG	New Zealand Dollar	1,385,197	Sell	07/01/11	1,135,000	1,147,636	(12,636)
Deutsche Bank AG	New Zealand Dollar	1,422,916	Sell	07/01/11	1,161,000	1,178,887	(17,887)
Deutsche Bank AG	New Zealand Dollar	6,647,998	Sell	07/01/11	5,401,000	5,507,869	(106,869)
Deutsche Bank AG	Mexican Peso	55,924,869	Sell	07/01/11	4,719,000	4,776,433	(57,433)
Deutsche Bank AG	Australian Dollar	2,724,526	Sell	07/01/11	2,886,000	2,922,182	(36,182)
Deutsche Bank AG	Swedish Krona	23,512,356	Sell	07/15/11	3,717,000	3,713,931	3,069
Deutsche Bank AG	Norwegian Krone	24,880,507	Sell	07/15/11	4,535,000	4,607,288	(72,288)
Deutsche Bank AG	Australian Dollar	2,663,271	Sell	07/01/11	2,805,000	2,856,484	(51,484)
Deutsche Bank AG	Brazilian Real	39,464,247	Sell	07/15/11	24,677,493	25,194,972	(517,479)
Deutsche Bank AG	Swiss Franc	1,190,922	Sell	07/15/11	1,408,000	1,416,625	(8,625)
Deutsche Bank AG	Japanese Yen	166,261,441	Sell	07/01/11	2,073,000	2,065,231	7,769
Deutsche Bank AG	Australian Dollar	2,421,365	Sell	07/01/11	2,554,000	2,597,028	(43,028)
Deutsche Bank AG	Japanese Yen	171,983,790	Sell	07/01/11	2,133,000	2,136,312	(3,312)
Deutsche Bank AG	Swedish Krona	78,790,374	Sell	07/15/11	12,181,000	12,445,456	(264,456)
Deutsche Bank AG	Indonesian Rupiah	50,937,680,320	Sell	08/12/11	5,873,810	5,899,144	(25,334)
Deutsche Bank AG	New Zealand Dollar	22,505,586	Sell	07/29/11	18,029,877	18,608,185	(578,308)
Deutsche Bank AG	EU Euro	8,593,006	Sell	07/29/11	12,317,000	12,450,745	(133,745)
HSBC	Singapore Dollar	13,715,286	Sell	08/12/11	10,974,511	11,166,450	(191,939)
HSBC	Philippine Peso	413,761,315	Sell	08/12/11	9,474,944	9,510,404	(35,460)
HSBC	Czech Koruna	159,636,802	Sell	07/01/11	9,556,000	9,518,593	37,407
HSBC	South African Rand	30,152,893	Sell	08/26/11	4,374,202	4,421,011	(46,809)
HSBC	Czech Koruna	159,636,802	Sell	07/29/11	9,334,394	9,517,096	(182,702)
HSBC	Indian Rupee	448,328,790	Sell	08/12/11	9,993,954	9,947,666	46,288

See Accompanying Notes to Financial Statements

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro	8,932,565	Sell	07/01/11	$12,700,000	$12,953,632	$(253,632)
JPMorgan Chase & Co.	Japanese Yen	998,692,632	Sell	07/01/11	12,196,000	12,405,349	(209,349)
JPMorgan Chase & Co.	Australian Dollar	2,414,801	Sell	07/01/11	2,552,000	2,589,987	(37,987)
JPMorgan Chase & Co.	EU Euro	8,931,067	Sell	07/01/11	12,651,000	12,951,460	(300,460)
JPMorgan Chase & Co.	Mexican Peso	37,474,396	Sell	07/01/11	3,197,000	3,200,615	(3,615)
JPMorgan Chase & Co.	South Korean Won	2,946,586,500	Sell	08/12/11	2,717,000	2,752,309	(35,309)
JPMorgan Chase & Co.	Mexican Peso	23,001,425	Sell	07/01/11	1,970,000	1,964,507	5,493
JPMorgan Chase & Co.	EU Euro	3,551,602	Sell	07/01/11	5,207,000	5,150,384	56,616
JPMorgan Chase & Co.	Japanese Yen	88,636,941	Sell	07/01/11	1,110,000	1,101,012	8,988
JPMorgan Chase & Co.	Swiss Franc	10,208,417	Sell	07/15/11	12,131,690	12,143,119	(11,429)
JPMorgan Chase & Co.	EU Euro	1,571,714	Sell	07/01/11	2,275,000	2,279,234	(4,234)
JPMorgan Chase & Co.	Japanese Yen	171,981,322	Sell	07/01/11	2,136,000	2,136,281	(281)
Morgan Stanley	Mexican Peso	128,657,963	Sell	07/01/11	10,937,606	10,988,424	(50,818)
Morgan Stanley	New Zealand Dollar	8,214,456	Sell	07/01/11	6,382,000	6,805,680	(423,680)
Morgan Stanley	New Zealand Dollar	8,213,505	Sell	07/01/11	6,382,000	6,804,892	(422,892)
Morgan Stanley	Indian Rupee	226,608,300	Sell	08/26/11	4,937,000	5,014,209	(77,209)
Morgan Stanley	Colombian Peso	172,950,290	Sell	08/12/11	94,354	97,601	(3,247)
Morgan Stanley	South Korean Won	9,239,196,250	Sell	08/12/11	8,405,000	8,630,028	(225,028)
Morgan Stanley	South Korean Won	6,189,172,600	Sell	08/12/11	5,668,000	5,781,102	(113,102)
Morgan Stanley	South African Rand	57,182,927	Sell	08/26/11	7,987,000	8,384,149	(397,149)
Morgan Stanley	South African Rand	12,090	Sell	08/26/11	1,698	1,773	(75)
Morgan Stanley	South Korean Won	1,087,335,000	Sell	08/12/11	993,000	1,015,644	(22,644)
Morgan Stanley	Turkish Lira	14,843,336	Sell	07/01/11	9,402,550	9,145,617	256,933
Morgan Stanley	South Korean Won	4,408,002,500	Sell	08/12/11	4,058,000	4,117,370	(59,370)
Morgan Stanley	South Korean Won	1,158,270,300	Sell	08/12/11	1,062,000	1,081,902	(19,902)
Morgan Stanley	South Korean Won	2,913,570,000	Sell	08/12/11	2,673,000	2,721,470	(48,470)
Morgan Stanley	Norwegian Krone	54,049,058	Sell	07/15/11	9,766,000	10,008,621	(242,621)
Morgan Stanley	South Korean Won	4,493,440,000	Sell	08/12/11	4,130,000	4,197,174	(67,174)
Morgan Stanley	Australian Dollar	9,276,173	Sell	07/01/11	9,745,000	9,949,132	(204,132)
Morgan Stanley	Turkish Lira	14,843,336	Sell	07/29/11	9,008,792	9,095,193	(86,401)
UBS AG	Australian Dollar	5,399,044	Sell	07/01/11	5,652,000	5,790,729	(138,729)
JP Morgan Chase & Co.	Australian Dollar	3,278,828	Sell	07/01/11	3,473,000	3,516,697	(43,697)
JP Morgan Chase & Co.	British Pound	661,435	Sell	07/15/11	1,082,000	1,061,370	20,630
JP Morgan Chase & Co.	Japanese Yen	105,027,940	Sell	07/01/11	1,310,000	1,304,614	5,386
JP Morgan Chase & Co.	Mexican Peso	45,731,068	Sell	07/01/11	3,828,000	3,905,801	(77,801)
JP Morgan Chase & Co.	Japanese Yen	25,400,069	Sell	07/01/11	317,000	315,509	1,491
JP Morgan Chase & Co.	Mexican Peso	41,070,877	Sell	07/29/11	3,443,131	3,498,684	(55,553)
JP Morgan Chase & Co.	British Pound	2,269,040	Sell	07/15/11	3,625,000	3,641,008	(16,008)
JP Morgan Chase & Co.	British Pound	1,548,789	Sell	07/15/11	2,477,000	2,485,260	(8,260)
JP Morgan Chase & Co.	Japanese Yen	311,239,323	Sell	07/29/11	3,848,000	3,866,646	(18,646)
							$(10,856,259)

See Accompanying Notes to Financial Statements

ING Global Bond Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	40	09/15/11	$4,550,048	$8,728
Canada 10-Year Bond	70	09/21/11	8,999,222	13,827
Euro-Bund	358	09/08/11	65,143,769	43,279
Euro-Schatz	479	09/08/11	74,710,469	83,250
Japan 10-Year Bond (TSE)	28	09/08/11	49,054,344	96,636
Long Gilt	194	09/28/11	37,410,082	106,378
Short Gilt	76	09/28/11	13,108,832	33,160
			$252,976,766	$385,258
Short Contracts
Australia 3-Year Bond	25	09/15/11	2,771,793	(7,551)
Euro-Bobl 5-Year	155	09/08/11	26,204,211	(23,347)
Medium Gilt	151	09/28/11	28,010,625	(170,996)
U.S. Treasury 10-Year Note	202	09/21/11	24,710,282	118,525
U.S. Treasury 2-Year Note	105	09/30/11	23,031,095	11,221
U.S. Treasury 5-Year Note	87	09/30/11	10,369,992	26,806
U.S. Treasury Long Bond	54	09/21/11	6,643,688	86,349
U.S. Treasury Ultra Long Bond	14	09/21/11	1,767,500	33,653
			$123,509,186	$74,660

ING Global Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month CAD-BA-CDOR and pay a fixed rate equal to 1.670% Counterparty: Morgan Stanley	06/29/13	CAD	53,000,000	$79,227	$—	$79,227
Receive a fixed rate equal to 3.320% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Morgan Stanley	06/29/21	CAD	13,000,000	(99,979)	—	(99,979)
Receive a fixed rate equal to 1.158% and pay a floating rate based on the 3-month GBP-LIBOR-BBA Counterparty: Citigroup, Inc.	08/01/12	GBP	77,000,000	229,005	—	229,005
Receive a fixed rate equal to 7.540% and pay a floating rate based on INR-MIBOR-OIS-COMPOUND Counterparty: Citigroup, Inc.	03/09/13	INR	1,000,000,000	(112,044)	—	(112,044)
Receive a floating rate based on INR-MIBOR-OIS-COMPOUND and pay a fixed rate equal to 8.100% Counterparty: Citigroup, Inc.	03/09/16	INR	420,000,000	(133,229)	—	(133,229)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.775% Counterparty: Merrill Lynch	06/24/13	KRW	27,466,100,000	34,945	—	34,945
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.830% Counterparty: Merrill Lynch	06/24/13	KRW	18,400,000,000	5,355	—	5,355
Receive a fixed rate equal to 5.270% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	08/20/12	MXN	1,482,700,000	213,913	—	213,913
Receive a fixed rate equal to 5.400% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/17/12	MXN	1,482,700,000	448,343	—	448,343
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.998% Counterparty: Citigroup, Inc.	02/10/13	USD	60,000,000	(436,759)	—	(436,759)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.535% Counterparty: Citigroup, Inc.	02/10/16	USD	100,000,000	(3,057,724)	—	(3,057,724)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.768% Counterparty: Citigroup, Inc.	02/10/21	USD	20,000,000	(971,854)	—	(971,854)

See Accompanying Notes to Financial Statements

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.015% Counterparty: Morgan Stanley	05/20/41	USD	10,500,000	$94,768	$—	$94,768
				$(3,706,033)	$—	$(3,706,033)

ING Global Bond Portfolio Written OTC Options on June 30, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options On Currencies
25,500,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1.50 USD	08/05/11	$67,660	$(73,810)
25,400,000	Morgan Stanley	USD vs EUR Currency Put Option	1.46 USD	07/18/11	100,584	(197,809)
24,400,000	Morgan Stanley	USD vs TWD Currency Put Option	28.35 USD	08/25/11	89,792	(118,750)
		Total Written OTC Options			$258,036	$(390,369)

ING Global Bond Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.310	09/23/11	USD	31,936,000	$111,776	$(217,893)
					Total Written Swaptions			$111,776	$(217,893)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 15.7%
499,083		Comcast Corp. — Class A	$12,646,763	3.8
33,548		DIRECTV	1,704,909	0.5
121,632		General Motors Co.	3,692,748	1.1
55,908		Home Depot, Inc.	2,024,988	0.6
127,505		Lowe’s Cos., Inc.	2,972,142	0.9
42,315		Macy’s, Inc.	1,237,291	0.4
272,661		News Corp. - Class B	4,929,711	1.5
161,658		Staples, Inc.	2,554,196	0.7
43,076		Target Corp.	2,020,695	0.6
82,559		Time Warner Cable, Inc.	6,442,904	1.9
106,933		Time Warner, Inc.	3,889,153	1.2
162,053		Viacom - Class B	8,264,703	2.5
			52,380,203	15.7

		Consumer Staples: 8.8%
53,473		Avon Products, Inc.	1,497,244	0.4
49,293		Coca-Cola Co.	3,316,926	1.0
146,953		CVS Caremark Corp.	5,522,494	1.7
203,651		Kraft Foods, Inc.	7,174,625	2.1
22,379		PepsiCo, Inc.	1,576,153	0.5
18,504		Procter & Gamble Co.	1,176,299	0.3
178,231		Unilever NV ADR	5,854,888	1.8
61,026		Wal-Mart Stores, Inc.	3,242,922	1.0
			29,361,551	8.8

		Energy: 11.8%
100,345		BP PLC ADR	4,444,280	1.3
69,249		Chesapeake Energy Corp.	2,056,003	0.6
76,480		Chevron Corp.	7,865,203	2.4
181,749		Halliburton Co.	9,269,199	2.8
45,477	L	Noble Corp.	1,792,249	0.5
88,187		Royal Dutch Shell PLC - Class A ADR	6,272,741	1.9
43,772		Total SA ADR ADR	2,531,772	0.8
270,068		Weatherford International Ltd.	5,063,775	1.5
			39,295,222	11.8

		Financials: 20.4%
26,371		Aflac, Inc.	1,230,998	0.4
194,920		Allstate Corp.	5,950,908	1.8
477,122		Bank of America Corp.	5,229,257	1.6
225,987		Bank of New York Mellon Corp.	5,789,787	1.7
59,291		Chubb Corp.	3,712,210	1.1
202,987		Citigroup, Inc.	8,452,379	2.5
52,428		Fifth Third Bancorp.	668,457	0.2
23,822		Goldman Sachs Group, Inc.	3,170,470	1.0
224,025		JPMorgan Chase & Co.	9,171,584	2.7
104,860		Metlife, Inc.	4,600,208	1.4
151,045		Morgan Stanley	3,475,545	1.0
73,851		PNC Financial Services Group, Inc.	4,402,258	1.3
34,529		State Street Corp.	1,556,913	0.5
37,224		Torchmark Corp.	2,387,547	0.7
26,031		Travelers Cos., Inc.	1,519,690	0.5
76,947		US Bancorp.	1,962,918	0.6
165,165		Wells Fargo & Co.	4,634,530	1.4
			67,915,659	20.4

		Health Care: 12.5%
35,662		Abbott Laboratories	1,876,534	0.6
243,221		Bristol-Myers Squibb Co.	7,043,680	2.1
74,871		Cardinal Health, Inc.	3,400,641	1.0
85,892		GlaxoSmithKline PLC ADR	3,684,767	1.1
158,456		Merck & Co., Inc.	5,591,912	1.7
410,944		Pfizer, Inc.	8,465,446	2.5
61,538		Roche Holding AG ADR ADR	2,582,135	0.8
118,751		UnitedHealth Group, Inc.	6,125,177	1.8
38,091		WellPoint, Inc.	3,000,428	0.9
			41,770,720	12.5

		Industrials: 5.8%
46,316		Emerson Electric Co.	2,605,275	0.8
250,439		General Electric Co.	4,723,280	1.4
69,367		Honeywell International, Inc.	4,133,579	1.2
118,015		Ingersoll-Rand PLC	5,359,061	1.6
113,928		Textron, Inc.	2,689,840	0.8
			19,511,035	5.8

		Information Technology: 11.2%
5,504		Accenture PLC	332,552	0.1
165,569		Cisco Systems, Inc.	2,584,532	0.8
253,453		Dell, Inc.	4,225,062	1.3
199,968		eBay, Inc.	6,452,967	1.9
205,922		Hewlett-Packard Co.	7,495,561	2.2
95,638		Intel Corp.	2,119,338	0.6
26,063		KLA-Tencor Corp.	1,055,030	0.3
271,638		Microsoft Corp.	7,062,588	2.1
51,266		Western Union Co.	1,026,858	0.3
343,419		Yahoo!, Inc.	5,165,022	1.6
			37,519,510	11.2

		Materials: 4.3%
291,044		Alcoa, Inc.	4,615,958	1.4
325,402		International Paper Co.	9,703,487	2.9
			14,319,445	4.3

		Telecommunication Services: 3.7%
132,601		AT&T, Inc.	4,164,998	1.3
134,139		Verizon Communications, Inc.	4,993,995	1.5
114,092		Vodafone Group PLC ADR	3,048,538	0.9
			12,207,531	3.7

		Utilities: 2.8%
39,602		American Electric Power Co., Inc.	1,492,203	0.4
64,323		FirstEnergy Corp.	2,839,860	0.9
159,048		PPL Corp.	4,426,306	1.3

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
12,295		Sempra Energy	$650,160	0.2
			9,408,529	2.8

		Total Common Stock (Cost $259,610,558)	323,689,405	97.0

SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateral(cc): 0.4%
547,880		BNY Mellon Overnight Government Fund(1)	547,880	0.2
966,595	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	773,276	0.2
		Total Securities Lending Collateral (Cost $1,514,475)	1,321,156	0.4

		Mutual Funds: 2.8%
9,251,598		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $9,251,598)	9,251,598	2.8

		Total Short-Term Investments (Cost $10,766,073)	10,572,754	3.2

		Total Investments in Securities (Cost $270,376,631)*	$334,262,159	100.2
		Liabilities in Excess of Other Assets	(658,604)	(0.2)
		Net Assets	$333,603,555	100.0

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $304,113,348.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$70,334,263
Gross Unrealized Depreciation	(40,185,452)

Net Unrealized appreciation	$30,148,811

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$323,689,405	$—	$—	$323,689,405
Short-Term Investments	9,799,478	—	773,276	10,572,754
Total Investments, at value	$333,488,883	$—	$773,276	$334,262,159

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 64.6%
	Consumer Discretionary: 6.8%
445,865	Comcast Corp. — Class A	$11,298,219	1.3
41,004	Ford Motor Co.	565,445	0.1
18,239	General Motors Co.	553,736	0.1
221,623	Home Depot, Inc.	8,027,185	1.0
198,046	Sony Corp. ADR	5,226,434	0.6
112,935	Time Warner Cable, Inc.	8,813,448	1.1
264,781	Time Warner, Inc.	9,630,085	1.1
253,612	Viacom - Class B	12,934,212	1.5
		57,048,764	6.8

	Consumer Staples: 7.4%
60,187	Archer-Daniels-Midland Co.	1,814,638	0.2
330,974	Avon Products, Inc.	9,267,272	1.1
84,909	Coca-Cola Co.	5,713,527	0.7
48,647	Coca-Cola Enterprises, Inc.	1,419,519	0.2
30,813	Energizer Holdings, Inc.	2,229,629	0.3
246,153	Kraft Foods, Inc.	8,671,970	1.0
189,477	Procter & Gamble Co.	12,045,053	1.4
215,457	Sysco Corp.	6,717,949	0.8
222,418	Unilever NV ADR	7,306,431	0.9
165,362	Walgreen Co.	7,021,271	0.8
		62,207,259	7.4

	Energy: 8.8%
182,549	Anadarko Petroleum Corp.	14,012,461	1.7
50,755	Baker Hughes, Inc.	3,682,783	0.4
42,409	Cameron International Corp.	2,132,749	0.2
48,341	ConocoPhillips	3,634,760	0.4
75,095	Devon Energy Corp.	5,918,237	0.7
79,768	ExxonMobil Corp.	6,491,520	0.8
123,507	Hess Corp.	9,233,383	1.1
12,232	Noble Energy, Inc.	1,096,354	0.1
55,638	Occidental Petroleum Corp.	5,788,578	0.7
165,653	Royal Dutch Shell PLC - Class A ADR	11,782,898	1.4
88,506	Schlumberger Ltd.	7,646,918	0.9
100,108	Williams Cos., Inc.	3,028,267	0.4
		74,448,908	8.8

	Financials: 15.0%
802,516	Bank of America Corp.	8,795,575	1.1
162,384	BB&T Corp.	4,358,387	0.5
470,508	Charles Schwab Corp.	7,739,857	0.9
66,657	Chubb Corp.	4,173,395	0.5
269,929	Citigroup, Inc.	11,239,844	1.3
226,298	Fifth Third Bancorp.	2,885,300	0.3
609,004	JPMorgan Chase & Co.	24,932,624	3.0
552,342	Marsh & McLennan Cos., Inc.	17,227,547	2.0
351,109	Morgan Stanley	8,079,018	1.0
93,743	Northern Trust Corp.	4,308,428	0.5
165,453	PNC Financial Services Group, Inc.	9,862,653	1.2
145,174	Principal Financial Group, Inc.	4,416,193	0.5
628,590	Regions Financial Corp.	3,897,258	0.5
138,201	State Street Corp.	6,231,483	0.7
136,634	US Bancorp.	3,485,533	0.4
172,255	Wells Fargo & Co.	4,833,475	0.6
		126,466,570	15.0

	Health Care: 7.3%
76,383	Abbott Laboratories	4,019,273	0.5
325,400	Bristol-Myers Squibb Co.	9,423,584	1.1
97,075	Cardinal Health, Inc.	4,409,147	0.5
97,392	HCA Holdings, Inc.	3,213,936	0.4
143,646	Medtronic, Inc.	5,534,680	0.6
205,661	Merck & Co., Inc.	7,257,777	0.9
675,335	Pfizer, Inc.	13,911,901	1.6
275,360	UnitedHealth Group, Inc.	14,203,069	1.7
		61,973,367	7.3

	Industrials: 6.5%
126,129	Avery Dennison Corp.	4,872,363	0.6
106,750	Cintas Corp.	3,525,952	0.4
38,641	FedEx Corp.	3,665,099	0.5
1,206,281	General Electric Co.	22,750,460	2.7
134,853	Ingersoll-Rand PLC	6,123,675	0.7
51,511	Manpower, Inc.	2,763,565	0.3
92,886	Robert Half International, Inc.	2,510,709	0.3
173,707	Tyco International Ltd.	8,586,337	1.0
		54,798,160	6.5

	Information Technology: 7.4%
177,965	Amdocs Ltd.	5,408,356	0.6
123,576	Cisco Systems, Inc.	1,929,021	0.2
440,363	Dell, Inc.	7,340,851	0.9
400,009	eBay, Inc.	12,908,291	1.5
237,977	Hewlett-Packard Co.	8,662,363	1.0
196,355	Intel Corp.	4,351,227	0.5
381,555	Microsoft Corp.	9,920,430	1.2
320,630	Western Union Co.	6,422,219	0.8
375,358	Yahoo!, Inc.	5,645,384	0.7
		62,588,142	7.4

	Materials: 0.9%
47,158	Dow Chemical Co.	1,697,688	0.2
62,256	PPG Industries, Inc.	5,652,222	0.7
		7,349,910	0.9

	Telecommunication Services: 1.8%
171,140	Verizon Communications, Inc.	6,371,542	0.7
346,032	Vodafone Group PLC ADR	9,245,975	1.1
		15,617,517	1.8

	Utilities: 2.7%
310,878	American Electric Power Co., Inc.	11,713,883	1.4

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
89,134		Edison International	$3,453,942	0.4
47,189		Entergy Corp.	3,222,065	0.4
103,859		FirstEnergy Corp.	4,585,375	0.5
			22,975,265	2.7
	Total Common Stock (Cost $455,559,975)		545,473,862	64.6

PREFERRED STOCK: 2.1%
		Consumer Discretionary: 0.2%
7,890		Nielsen Holdings NV	487,701	0.0
13,100		Stanley Black & Decker, Inc.	1,593,877	0.2
			2,081,578	0.2

		Energy: 0.6%
107,000	P	El Paso Energy Capital Trust I	4,763,640	0.6

		Financials: 0.5%
35,144		Keycorp	3,936,128	0.5

		Health Care: 0.5%
2,600		Healthsouth Corp.	2,925,650	0.3
30,451	P	Omnicare, Inc.	1,464,693	0.2
			4,390,343	0.5

		Industrials: 0.3%
179,631	#	Swift Mandatory Common Exchange Security Trust	2,413,558	0.3

	Total Preferred Stock (Cost $15,044,495)		17,585,247	2.1

Principal Amount†
CORPORATE BONDS/NOTES: 21.3%
		Consumer Discretionary: 2.9%
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	614,788	0.1
395,000		Autozone, Inc., 6.500%, 01/15/14	442,782	0.1
390,000		Best Buy Co., Inc., 5.500%, 03/15/21	384,699	0.0
550,000		Comcast Corp., 5.700%, 05/15/18	614,548	0.1
295,000		Continental Airlines Pass Through Trust, 4.750%, 01/12/21	287,625	0.0
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	78,703	0.0
455,000		DirecTV Holdings, LLC, 7.625%, 05/15/16	496,455	0.1
405,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	397,921	0.1
2,575,000	#	Gaylord Entertainment Co., 3.750%, 10/01/14	3,283,125	0.4
2,333,000		Interpublic Group of Cos., Inc., 4.250%, 03/15/23	2,680,034	0.3
565,000		Interpublic Group of Cos., Inc., 4.750%, 03/15/23	717,550	0.1
3,949,000		International Game Technology, 3.250%, 05/01/14	4,728,927	0.6
2,220,100		Liberty Media Corp., 3.125%, 03/30/23	2,661,345	0.3
255,000		Macys Retail Holdings, Inc., 5.350%, 03/15/12	262,098	0.0
3,048,000		MGM Resorts International, 4.250%, 04/15/15	3,307,080	0.4
200,000	#	NBC Universal, Inc., 2.100%, 04/01/14	202,787	0.0
210,000	#	NBC Universal, Inc., 5.950%, 04/01/41	214,297	0.0
125,000	#	NBC Universal, Inc., 5.150%, 04/30/20	132,222	0.0
245,000		O’Reilly Automotive, Inc., 4.875%, 01/14/21	246,643	0.0
175,000		Raytheon Co., 1.625%, 10/15/15	171,218	0.0
245,000		Time Warner Cable, Inc., 8.750%, 02/14/19	312,637	0.0
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	440,721	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	183,100	0.0
555,000	#	Tupperware Brands Corp., 4.750%, 06/01/21	548,335	0.1
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	57,617	0.0
200,000		WPP Finance UK, 8.000%, 09/15/14	234,777	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	554,627	0.1
220,000		Yum! Brands, Inc., 5.300%, 09/15/19	236,867	0.0
115,000		Yum! Brands, Inc., 6.250%, 03/15/18	132,095	0.0
			24,625,623	2.9

		Consumer Staples: 0.4%
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	397,090	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	260,389	0.0
67,667	#	CVS Lease Pass-through, 8.353%, 07/10/31	83,015	0.0
390,109		CVS Pass-Through Trust, 6.036%, 12/10/28	415,165	0.1
235,000		Delhaize Group, 5.875%, 02/01/14	257,947	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	451,703	0.1

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	$297,473	0.0
355,000		Kraft Foods, Inc., 6.875%, 01/26/39	410,747	0.1
170,000		Kraft Foods, Inc., 7.000%, 08/11/37	198,680	0.0
170,000		Kraft Foods, Inc., 5.375%, 02/10/20	186,166	0.0
100,000		Kraft Foods, Inc., 6.875%, 02/01/38	116,069	0.0
480,000		Safeway, Inc., 3.950%, 08/15/20	467,679	0.1
			3,542,123	0.4

		Energy: 0.5%
145,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	154,534	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	344,170	0.1
735,000	#	Gold Fields Ltd., 4.875%, 10/07/20	696,976	0.1
1,555,000		Helix Energy Solutions Group, Inc., 3.250%, 12/15/25	1,553,056	0.2
250,000		Hess Corp., 5.600%, 02/15/41	245,236	0.0
370,000		Petroleos Mexicanos, 5.500%, 01/21/21	389,795	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	199,387	0.0
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	251,209	0.0
			3,834,363	0.5

		Financials: 6.1%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	165,704	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	295,552	0.0
300,000		Aegon NV, 4.625%, 12/01/15	318,235	0.0
3,071,000		Affiliated Managers Group, Inc., 3.950%, 08/15/38	3,424,165	0.4
700,000		Ally Financial, Inc., 2.200%, 12/19/12	718,120	0.1
950,000		Bank of America Corp., 5.650%, 05/01/18	1,003,031	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	425,881	0.1
305,000		Barclays Bank PLC, 5.140%, 10/14/20	289,789	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	590,252	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	309,161	0.0
430,000	#	BPCE S.A., 2.375%, 10/04/13	437,225	0.1
240,000		Brookfield Asset Management, Inc., 7.125%, 06/15/12	252,919	0.0
515,000		Charles Schwab Corp., 4.450%, 07/22/20	527,989	0.1
1,500,000		Citibank NA, 1.750%, 12/28/12	1,528,596	0.2
4,200,000		Citigroup Funding, Inc., 2.250%, 12/10/12	4,307,465	0.5
575,000		Citigroup, Inc., 6.125%, 11/21/17	635,906	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	428,321	0.1
325,000		CNA Financial Corp., 5.875%, 08/15/20	338,510	0.0
385,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	401,313	0.1
130,000		Credit Suisse AG, 5.400%, 01/14/20	131,832	0.0
185,000		Credit Suisse/New York NY, 5.300%, 08/13/19	197,237	0.0
95,000		Credit Suisse New York, 6.000%, 02/15/18	102,651	0.0
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	1,078,173	0.1
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	354,190	0.0
225,000	#	ERAC USA Finance LLC, 2.750%, 07/01/13	229,655	0.0
4,950,000		General Electric Capital Corp., 2.625%, 12/28/12	5,101,495	0.6
700,000		General Electric Capital Corp., 6.000%, 08/07/19	776,338	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	3,917,271	0.5
1,010,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	1,100,752	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	346,051	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	448,089	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	436,417	0.1
150,000		HSBC Finance Corp., 7.000%, 05/15/12	158,018	0.0
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	173,754	0.0
1,348,000		Janus Capital Group, Inc., 3.250%, 07/15/14	1,465,950	0.2
1,793,800		Jefferies Group, Inc., 3.875%, 11/01/29	1,802,769	0.2
435,000		Jefferies Group, Inc., 6.875%, 04/15/21	468,357	0.1
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	333,701	0.0

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	$863,094	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	231,133	0.0
625,000		Lloyds TSB Bank PLC, 4.875%, 01/21/16	639,879	0.1
165,000	#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	165,514	0.0
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	476,412	0.1
455,000		MetLife, Inc., 4.750%, 02/08/21	464,723	0.1
650,000		MF Global Holdings Ltd., 1.875%, 02/01/16	647,563	0.1
596,000		MF Global Holdings Ltd., 9.000%, 06/20/38	689,870	0.1
1,144,000		MGIC Investment Corp., 5.000%, 05/01/17	1,025,310	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	742,099	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	217,940	0.0
790,000		Morgan Stanley, 3.450%, 11/02/15	783,332	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	687,580	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	213,223	0.0
635,000		National Retail Properties, Inc., 5.500%, 07/15/21	622,457	0.1
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	593,742	0.1
250,000		Nationwide Financial Services, 6.250%, 11/15/11	253,309	0.0
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	301,132	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	241,679	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	386,124	0.1
225,000		PNC Funding Corp., 6.700%, 06/10/19	265,531	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	344,609	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	100,958	0.0
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	620,256	0.1
495,000		Royal Bank of Scotland PLC, 4.875%, 03/16/15	514,158	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	193,751	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	464,667	0.1
775,000	#	Societe Generale, 2.500%, 01/15/14	771,893	0.1
100,000	#	Standard Chartered Bank, 6.400%, 09/26/17	111,506	0.0
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	326,374	0.0
195,000		Travelers Cos, Inc., 5.350%, 11/01/40	184,413	0.0
305,000		UBS AG, 5.875%, 12/20/17	335,028	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	518,115	0.1
300,000	#	WEA Finance LLC, 7.125%, 04/15/18	350,615	0.0
570,000		Wells Fargo & Co., 5.625%, 12/11/17	630,481	0.1
440,000		Westpac Banking Corp., 2.100%, 08/02/13	445,725	0.1
			51,445,029	6.1

		Health Care: 4.9%
610,000		Aetna, Inc., 3.950%, 09/01/20	600,168	0.1
2,977,000		Cephalon, Inc., 2.500%, 05/01/14	3,661,710	0.4
3,774,000		Dendreon Corp., 2.875%, 01/15/16	4,165,552	0.5
1,835,000		Endo Pharmaceuticals Holdings, Inc., 1.750%, 04/15/15	2,681,394	0.3
930,000		Express Scripts, Inc., 5.250%, 06/15/12	967,774	0.1
270,000		Express Scripts, Inc., 3.125%, 05/15/16	271,968	0.0
5,261,000	#	Gilead Sciences, Inc., 1.625%, 05/01/16	6,122,489	0.7
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	92,568	0.0
1,870,000	#	Kinetic Concepts, Inc., 3.250%, 04/15/15	2,395,938	0.3
3,195,000		Life Technologies Corp., 1.500%, 02/15/24	3,666,262	0.4
3,470,000		LifePoint Hospitals, Inc., 3.500%, 05/15/14	3,730,250	0.5
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	212,048	0.0
3,122,000		Mylan, Inc., 1.250%, 03/15/12	3,488,835	0.4
959,000		NuVasive, Inc., 2.750%, 07/01/17	974,584	0.1
1,145,000		Omnicare, Inc., 3.250%, 12/15/35	1,100,631	0.1
1,037,000		Omnicare, Inc., 3.750%, 12/15/25	1,388,284	0.2

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
885,000		Pfizer, Inc., 6.200%, 03/15/19	$1,036,850	0.1
1,889,000		Salix Pharmaceuticals Ltd., 2.750%, 05/15/15	2,181,795	0.3
1,914,000		Teleflex, Inc., 3.875%, 08/01/17	2,215,455	0.3
375,000		WellPoint, Inc., 4.350%, 08/15/20	379,377	0.1
			41,333,932	4.9

		Industrials: 1.0%
1,950,000	#	Cemex SAB de CV, 3.750%, 03/15/18	1,940,250	0.2
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	4,283,875	0.5
330,000		CSX Corp., 5.500%, 04/15/41	323,154	0.1
105,000		CSX Corp., 6.150%, 05/01/37	112,809	0.0
256,956		Delta Air Lines, Inc., 6.200%, 07/02/18	267,728	0.0
285,000		General Electric Co., 5.250%, 12/06/17	316,164	0.1
260,000		Ryder System, Inc., 3.150%, 03/02/15	267,942	0.0
170,000		Union Pacific Corp., 6.125%, 02/15/20	197,976	0.0
380,000		Waste Management, Inc., 5.000%, 03/15/14	413,526	0.1
			8,123,424	1.0

		Information Technology: 3.0%
5,593,000		Alcatel-Lucent USA, Inc., 2.875%, 06/15/25	5,481,140	0.6
1,100,000		Cadence Design Systems, Inc., 1.500%, 12/15/13	1,069,750	0.1
475,000		Expedia, Inc., 5.950%, 08/15/20	464,313	0.1
716,000		Linear Technology Corp., 3.000%, 05/01/27	761,645	0.1
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	2,049,846	0.2
5,183,000		Micron Technology, Inc., 1.875%, 06/01/14	5,079,340	0.6
6,649,000		SanDisk Corp., 1.000%, 05/15/13	6,457,841	0.8
1,757,000		Symantec Corp., 1.000%, 06/15/13	2,143,540	0.3
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	1,865,485	0.2
			25,372,900	3.0

		Materials: 0.8%
971,000		Allegheny Technologies, Inc., 4.250%, 06/01/14	1,611,860	0.2
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	395,212	0.1
570,000		ArcelorMittal, 3.750%, 08/05/15	583,384	0.1
80,000		ArcelorMittal, 5.500%, 03/01/21	80,274	0.0
80,000		ArcelorMittal, 6.750%, 03/01/41	79,545	0.0
460,000		ArcelorMittal, 9.850%, 06/01/19	584,000	0.1
390,000	#	Barrick Gold Corp., 2.900%, 05/30/16	390,135	0.0
475,000		Cintas Corp. No 2, 2.850%, 06/01/16	479,264	0.1
360,000		Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	393,751	0.0
870,000		Pentair, Inc., 5.000%, 05/15/21	870,403	0.1
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	444,550	0.1
75,000		Southern Copper Corp., 5.375%, 04/16/20	77,198	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	102,670	0.0
220,000		Vale Overseas Ltd., 5.625%, 09/15/19	235,897	0.0
250,000		Vale Overseas Ltd., 6.875%, 11/10/39	272,945	0.0
			6,601,088	0.8

		Telecommunication Services: 1.3%
325,000		American Tower Corp., 4.500%, 01/15/18	325,304	0.0
125,000		American Tower Corp., 4.625%, 04/01/15	131,707	0.0
4,000		AT&T Corp., 8.000%, 11/15/31	5,308	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	280,392	0.0
101,000		AT&T, Inc., 5.350%, 09/01/40	96,078	0.0
1,707,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 8.250%, 12/01/40	1,523,497	0.2
45,000		Corning, Inc., 6.625%, 05/15/19	52,491	0.0
75,000		Corning, Inc., 7.250%, 08/15/36	87,538	0.0
345,000	#	Crown Castle Towers LLC, 3.214%, 08/15/15	350,646	0.0
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	218,336	0.0
2,000,000	#	JDS Uniphase Corp., 1.000%, 05/15/26	2,052,500	0.3
110,000		Juniper Networks, Inc., 4.600%, 03/15/21	112,734	0.0
2,988,000		SBA Communications Corp., 1.875%, 05/01/13	3,298,005	0.4
435,000		Telecom Italia Capital S.A., 6.999%, 06/04/18	476,408	0.1
205,000		Telecom Italia Capital S.A., 7.175%, 06/18/19	226,684	0.0

See Accompanying Notes to Financial Statements

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Telecommunication Services: (continued)
631,000	TW Telecom, Inc., 2.375%, 04/01/26	$776,919	0.1
315,000	Verizon Communications, Inc., 6.350%, 04/01/19	366,477	0.1
280,000	Verizon Communications, Inc., 8.950%, 03/01/39	396,512	0.1
165,000	Verizon Communications, Inc., 3.000%, 04/01/16	168,719	0.0
		10,946,255	1.3

	Utilities: 0.4%
80,407	CenterPoint Energy, Inc., 0.246%, 09/15/29	2,954,957	0.3
150,000	# EDF S.A., 4.600%, 01/27/20	156,089	0.0
425,000	# Enel Finance International S.A., 5.125%, 10/07/19	430,444	0.1
115,000	Nisource Finance Corp., 6.800%, 01/15/19	133,668	0.0
		3,675,158	0.4

	Total Corporate Bonds/Notes (Cost $165,203,241)	179,499,895	21.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
350,000	# GE Dealer Floorplan Master Note Trust, 1.737%, 10/20/14	355,267	0.0

	Total Collateralized Mortgage Obligations (Cost $350,000)	355,267	0.0

MUNICIPAL BONDS: 0.1%
	California: 0.0%
150,000	State of California, 5.950%, 04/01/16	167,764	0.0

	Georgia: 0.1%
175,000	Municipal Electric Authority of Georgia, 6.637%, 04/01/57	171,483	0.0
325,000	Municipal Electric Authority of Georgia, 6.655%, 04/01/57	307,482	0.1
		478,965	0.1

	Texas: 0.0%
230,000	Texas State Transportation Commission, 5.028%, 04/01/26	247,876	0.0

	Total Municipal Bonds (Cost $884,608)	894,605	0.1

OTHER BONDS: 0.2%
	Foreign Government Bonds: 0.2%
960,000	Brazil Government International Bond, 6.000%, 01/17/17	1,124,160	0.1
395,000	Republic of Italy, 6.875%, 09/27/23	448,920	0.1
100,000	Peruvian Government International Bond, 7.125%, 03/30/19	120,800	0.0

	Total Other Bonds (Cost $1,512,674)	1,693,880	0.2

ASSET-BACKED SECURITIES: 0.0%
	Automobile Asset-Backed Securities: 0.0%
118,711	# ARI Fleet Lease Trust, 1.637%, 08/15/18	119,480	0.0

	Total Asset-Backed Securities (Cost $118,711)	119,480	0.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.8%
	Federal Home Loan Mortgage Corporation: 0.4%##
550,000	3.000%, due 7/28/2014	582,502	0.1
2,400,000	4.875%, due 6/13/2018	2,731,869	0.3
		3,314,371	0.4

	Federal National Mortgage Association: 0.4%##
2,130,000	4.375%, due 10/15/2015	2,362,711	0.3
915,000	6.625%, due 11/15/2030	1,159,209	0.1
		3,521,920	0.4

	Total U.S. Government Agency Obligations (Cost $6,464,366)	6,836,291	0.8

U.S. TREASURY OBLIGATIONS: 7.2%
	U.S. Treasury Bonds: 4.8%
2,000,000	2.625%, due 11/15/2020	1,926,562	0.2
19,000,000	1.000%, due 4/30/2012	19,129,143	2.3
1,910,000	1.750%, due 8/15/2012	1,942,231	0.2
400,000	1.750%, due 3/31/2014	411,188	0.1
2,940,000	2.250%, due 1/31/2015	3,059,667	0.4
1,001,000	2.500%, due 3/31/2015	1,050,266	0.1
1,400,000	2.625%, due 6/30/2014	1,475,359	0.2
1,500,000	2.625%, due 7/31/2014	1,581,446	0.2
2,000,000	2.625%, due 4/30/2016	2,090,156	0.2
2,670,000	3.500%, due 2/15/2039	2,293,279	0.3
5,000	4.125%, due 8/31/2012	5,225	0.0
2,000,000	4.250%, due 11/15/2040	1,955,312	0.2
1,300,000	4.375%, due 11/15/2039	1,300,813	0.2
1,800,000	4.625%, due 2/15/2040	1,877,063	0.2
230,000	6.875%, due 8/15/2025	309,242	0.0
		40,406,952	4.8

See Accompanying Notes to Financial Statements

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 2.4%
4,500,000	0.750%, due 11/30/2011	$4,512,834	0.5
1,500,000	1.875%, due 4/30/2014	1,547,109	0.2
880,000	2.125%, due 11/30/2014	912,863	0.1
2,630,000	2.375%, due 10/31/2014	2,751,022	0.3
10,000,000	2.750%, due 10/31/2013	10,501,560	1.3
		20,225,388	2.4

	Total U.S. Treasury Obligations (Cost $59,446,943)	60,632,340	7.2

	Total Long-Term Investments (Cost $704,585,013)	813,090,867	96.3

Shares
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
24,462,003	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $24,462,003)	24,462,003	2.9

	Total Short-Term Investments (Cost $24,462,003)	24,462,003	2.9

	Total Investments in Securities (Cost $729,047,016)*	$837,552,870	99.2
	Assets in Excess of Other Liabilities	6,490,561	0.8
	Net Assets	$844,043,431	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.

*	Cost for federal income tax purposes is $730,713,620.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$119,328,849
Gross Unrealized Depreciation	(12,489,599)

Net Unrealized appreciation	$106,839,250

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$545,473,862	$—	$—	$545,473,862
Preferred Stock	5,530,005	12,055,242	—	17,585,247
Corporate Bonds/Notes	—	175,582,624	3,917,271	179,499,895
Collateralized Mortgage Obligations	—	355,267	—	355,267
Municipal Bonds	—	894,605	—	894,605
Other Bonds	—	1,693,880	—	1,693,880
U.S. Treasury Obligations	—	60,632,340	—	60,632,340
U.S. Government Agency Obligations	—	6,836,291	—	6,836,291
Short-Term Investments	24,462,003	—	—	24,462,003
Asset-Backed Securities	—	119,480	—	119,480
Total Investments, at value	$575,465,870	$258,169,729	$3,917,271	$837,552,870
Other Financial Instruments+
Forward Foreign Currency Contracts	—	5,208	—	5,208
Total Assets	$575,465,870	$258,174,937	$3,917,271	$837,558,078
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(313,466)	$—	$(313,466)
Total Liabilities	$—	$(313,466)	$—	$(313,466)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Pershing	EU Euro	1,021,908	Sell	08/15/11	$1,447,252	$1,479,932	$(32,680)
Pershing	British Pound	1,747,739	Sell	08/15/11	2,789,059	2,803,388	(14,329)
Pershing	EU Euro	3,060,446	Sell	08/15/11	4,329,935	4,432,151	(102,216)
Pershing	Japanese Yen	114,731,489	Sell	08/15/11	1,427,897	1,425,499	2,398
Pershing	British Pound	875,558	Sell	08/15/11	1,397,763	1,404,403	(6,640)
Pershing	EU Euro	3,048,622	Sell	08/15/11	4,324,440	4,415,026	(90,586)
Pershing	British Pound	873,542	Sell	08/15/11	1,397,763	1,401,169	(3,406)
Pershing	EU Euro	1,907,104	Sell	08/15/11	2,698,266	2,761,875	(63,609)
Pershing	Japanese Yen	115,583,959	Sell	08/15/11	1,438,900	1,436,090	2,810
							$(308,258)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN MID CAP VALUE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 19.7%
11,750		Autozone, Inc.	$3,464,488	1.0
100,700		Bed Bath & Beyond, Inc.	5,877,859	1.7
111,500		Cablevision Systems Corp.	4,037,415	1.1
140,500		CBS Corp. - Class B	4,002,845	1.1
115,401	@	Clear Channel Outdoor Holdings, Inc.	1,465,593	0.4
75,353		Darden Restaurants, Inc.	3,749,565	1.1
88,700	@	Dish Network Corp.	2,720,429	0.8
97,000		Expedia, Inc.	2,812,030	0.8
98,600		Fortune Brands, Inc.	6,287,722	1.8
183,600		Gannett Co., Inc.	2,629,152	0.7
199,500		Gap, Inc.	3,610,950	1.0
66,100		Genuine Parts Co.	3,595,840	1.0
66,300		Jarden Corp.	2,288,013	0.6
52,200		Kohl’s Corp.	2,610,522	0.7
72,206		Marriott International, Inc.	2,562,591	0.7
20,000		Mohawk Industries, Inc.	1,199,800	0.3
35,900		Omnicom Group	1,728,944	0.5
39,200		Phillips-Van Heusen	2,566,424	0.7
63,300	@	Royal Caribbean Cruises Ltd.	2,382,612	0.7
37,900		Tiffany & Co.	2,975,908	0.8
85,500		TJX Cos., Inc.	4,491,315	1.3
2,050	L	Washington Post	858,847	0.2
43,700		Yum! Brands, Inc.	2,413,988	0.7
			70,332,852	19.7

		Consumer Staples: 6.1%
30,375		Brown-Forman Corp.	2,268,709	0.6
53,100		Dr. Pepper Snapple Group, Inc.	2,226,483	0.6
38,300		Energizer Holdings, Inc.	2,771,388	0.8
29,000		Hershey Co.	1,648,650	0.5
62,600		JM Smucker Co.	4,785,144	1.4
49,300		Ralcorp Holdings, Inc.	4,268,394	1.2
156,700		Safeway, Inc.	3,662,079	1.0
			21,630,847	6.1

		Energy: 6.0%
58,700	@	CVR Energy, Inc.	1,445,194	0.4
69,000		Devon Energy Corp.	5,437,890	1.5
48,500		EQT Corp.	2,547,220	0.7
21,182		Kinder Morgan Management, LLC	1,389,327	0.4
51,500		Newfield Exploration Co.	3,503,030	1.0
62,600		Teekay Shipping Corp.	1,933,088	0.6
166,897		Williams Cos., Inc.	5,048,634	1.4
			21,304,383	6.0

		Financials: 23.7%
81,600		Ameriprise Financial, Inc.	4,706,688	1.3
60,700		AON Corp.	3,113,910	0.9
53,800		Arch Capital Group Ltd.	1,717,296	0.5
33,159	L	Bancorpsouth, Inc.	411,503	0.1
54,800		BB&T Corp.	1,470,832	0.4
133,050		Brookfield Properties Co.	2,565,204	0.7
94,200		Capitol Federal Financial, Inc.	1,107,792	0.3
63,261		Cincinnati Financial Corp.	1,845,956	0.5
53,200		City National Corp.	2,886,100	0.8
40,700	L	Cullen/Frost Bankers, Inc.	2,313,795	0.6
263,700		Fifth Third Bancorp.	3,362,175	0.9
65,500		HCP, Inc.	2,403,195	0.7
155,200		Huntington Bancshares, Inc.	1,018,112	0.3
136,600		Invesco Ltd.	3,196,440	0.9
38,000		Kimco Realty Corp.	708,320	0.2
160,700		Loews Corp.	6,763,863	1.9
54,061		M&T Bank Corp.	4,754,665	1.3
35,500		Northern Trust Corp.	1,631,580	0.5
258,650		Old Republic International Corp.	3,039,138	0.8
112,596	@	OneBeacon Insurance Group Ltd.	1,507,660	0.4
226,400		People’s United Financial, Inc.	3,042,816	0.9
71,600		Principal Financial Group, Inc.	2,178,072	0.6
70,000		Regency Centers Corp.	3,077,900	0.9
105,900		SunTrust Bank	2,732,220	0.8
53,700		T. Rowe Price Group, Inc.	3,240,258	0.9
24,600		Torchmark Corp.	1,577,844	0.4
102,200		Transatlantic Holdings, Inc.	5,008,822	1.4
34,376		Vornado Realty Trust	3,203,156	0.9
145,400		WR Berkley Corp.	4,716,776	1.3
156,000		XL Group PLC	3,428,880	1.0
83,500		Zions Bancorp.	2,004,835	0.6
			84,735,803	23.7

		Health Care: 6.3%
76,800		AmerisourceBergen Corp.	3,179,520	0.9
46,000		Becton Dickinson & Co.	3,963,820	1.1
80,200		Coventry Health Care, Inc.	2,924,894	0.8
60,300		HCA Holdings, Inc.	1,989,900	0.6
46,900		Humana, Inc.	3,777,326	1.1
177,000		Lincare Holdings, Inc.	5,180,790	1.4
65,300		VCA Antech, Inc.	1,384,360	0.4
			22,400,610	6.3

		Industrials: 9.2%
41,900		Alliant Techsystems, Inc.	2,988,727	0.8
84,300		Ametek, Inc.	3,785,070	1.1
71,200		Carlisle Cos., Inc.	3,505,176	1.0
56,479		Cooper Industries PLC	3,370,102	0.9
28,900		L-3 Communications Holdings, Inc.	2,527,305	0.7
51,200		Regal-Beloit Corp.	3,418,624	1.0
251,517		Republic Services, Inc.	7,759,299	2.2

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
14,870		Roper Industries, Inc.	$1,238,671	0.3
67,041		Snap-On, Inc.	4,188,722	1.2
			32,781,696	9.2

		Information Technology: 5.9%
59,900		Amphenol Corp.	3,234,001	0.9
66,000		Analog Devices, Inc.	2,583,240	0.7
68,500	L	Arrow Electronics, Inc.	2,842,750	0.8
121,500		Jack Henry & Associates, Inc.	3,646,215	1.0
130,900		Synopsys, Inc.	3,365,439	0.9
152,230		TE Connectivity Ltd.	5,595,975	1.6
			21,267,620	5.9

		Materials: 7.4%
43,120		Airgas, Inc.	3,020,125	0.8
54,108		Albemarle Corp.	3,744,273	1.1
149,300		Ball Corp.	5,742,078	1.6
45,200		Rock-Tenn Co.	2,998,568	0.8
48,800		Sherwin-Williams Co.	4,092,856	1.1
56,100		Sigma-Aldrich Corp.	4,116,618	1.2
70,400	L	Silgan Holdings, Inc.	2,884,288	0.8
			26,598,806	7.4

		Telecommunication Services: 1.8%
99,000		CenturyTel, Inc.	4,002,570	1.1
89,387		Telephone & Data Systems, Inc.	2,407,192	0.7
			6,409,762	1.8

		Utilities: 12.3%
304,700		CMS Energy Corp.	5,999,543	1.7
125,200		Energen Corp.	7,073,800	2.0
52,500		Northeast Utilities	1,846,425	0.5
81,300		NSTAR	3,738,174	1.0
125,400		NV Energy, Inc.	1,924,890	0.5
84,700		Oneok, Inc.	6,268,647	1.8
56,600		Sempra Energy	2,993,008	0.8
167,500		Westar Energy, Inc.	4,507,425	1.3
144,600		Wisconsin Energy Corp.	4,533,210	1.3
208,500		Xcel Energy, Inc.	5,066,550	1.4
			43,951,672	12.3

	Total Common Stock (Cost $285,792,425)		351,414,051	98.4

SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateral(cc): 1.2%
3,787,700		BNY Mellon Overnight Government Fund(1)	3,787,700	1.1
565,915	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	452,732	0.1
	Total Securities Lending Collateral (Cost $4,353,615)		4,240,432	1.2

		Mutual Funds: 1.5%
5,375,292		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $5,375,292)	5,375,292	1.5

	Total Short-Term Investments (Cost $9,728,907)		9,615,724	2.7

	Total Investments in Securities (Cost $295,521,332)*		$361,029,775	101.1
	Liabilities in Excess of Other Assets		(3,977,534)	(1.1)
	Net Assets		$357,052,241	100.0

@	Non-income producing security

(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $302,204,590.

	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$70,195,905
	Gross Unrealized Depreciation	(11,370,720)

	Net Unrealized appreciation	$58,825,185

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

See Accompanying Notes to Financial Statements

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$351,414,051	$—	$—	$351,414,051
Short-Term Investments	9,162,992	—	452,732	9,615,724
Total Investments, at value	$360,577,043	$—	$452,732	$361,029,775

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Argentina: 0.3%
104,020		YPF SA ADR	$4,686,101	0.3

		Brazil: 3.3%
456,500		All America Latina Logistica SA	3,852,308	0.2
2,555,200		BM&F Bovespa S.A.	16,896,591	0.9
576,000		Cia de Bebidas das Americas ADR	19,428,480	1.1
548,660		Embraer SA ADR ADR	16,887,755	0.9
158,000		Multiplus SA	2,748,662	0.2
			59,813,796	3.3

		Finland: 0.8%
491,000		Fortum OYJ	14,236,759	0.8

		France: 5.7%
176,188		LVMH Moet Hennessy Louis Vuitton S.A.	31,660,669	1.7
71,250		PPR	12,690,068	0.7
208,310		Societe Generale	12,337,448	0.7
256,414		Technip S.A.	27,485,569	1.5
335,054		Total S.A.	19,370,748	1.1
			103,544,502	5.7

		Germany: 9.9%
191,160		Allianz AG	26,656,806	1.5
221,110		Bayer AG	17,758,901	1.0
44,682		Bayerische Motoren Werke AG	4,461,927	0.2
440,737		Bayerische Motoren Werke AG	28,028,017	1.6
75,093		Linde AG	13,174,870	0.7
568,907		SAP AG	34,492,073	1.9
398,890		Siemens AG	54,816,127	3.0
			179,388,721	9.9

		India: 1.9%
725,628		DLF Ltd.	3,428,810	0.2
343,840		Infosys Technologies Ltd.	22,432,319	1.3
1,576,003	@	Wire and Wireless India Ltd.	303,620	0.0
2,462,752		Zee Telefilms Ltd.	7,444,004	0.4
307,844	@	Zee Learn Ltd.	138,985	0.0
			33,747,738	1.9

		Ireland: 0.9%
747,210		XL Group PLC	16,423,676	0.9

		Israel: 0.4%
151,400		Teva Pharmaceutical Industries Ltd. ADR	7,300,508	0.4

		Italy: 1.8%
267,036	@	Lottomatica S.p.A.	5,179,654	0.3
425,779		Prysmian S.p.A.	8,571,069	0.4
147,500		Tod’s S.p.A.	19,759,565	1.1
			33,510,288	1.8

		Japan: 10.2%
13,177		Dai-ichi Life Insurance Co., Ltd.	18,478,614	1.0
71,300		Fanuc Ltd.	11,923,004	0.6
642,800		Hoya Corp.	14,230,652	0.8
2,968		KDDI Corp.	21,354,574	1.2
59,483		Keyence Corp.	16,889,051	0.9
104,100		Kyocera Corp.	10,599,253	0.6
505,000		Mitsubishi Tanabe Pharma Corp.	8,451,994	0.5
330,900		Murata Manufacturing Co., Ltd.	22,123,462	1.2
107,500		Nidec Corp.	10,036,232	0.5
37,800		Nintendo Co., Ltd.	7,098,396	0.4
184,100		Secom Co., Ltd.	8,826,965	0.5
798,100		Sony Corp.	21,058,082	1.2
456,200		Sumitomo Mitsui Financial Group, Inc.	14,066,786	0.8
			185,137,065	10.2

		Mexico: 3.2%
75,350		America Movil SA de CV - Series L ADR ADR	4,059,858	0.2
3,597,203		Fomento Economico Mexicano SA de CV ADR	23,917,859	1.3
1,518,270		Grupo Modelo S.A.	9,180,810	0.5
850,014		Grupo Televisa S.A. ADR	20,910,345	1.2
			58,068,872	3.2

		Netherlands: 3.1%
866,273		European Aeronautic Defence and Space Co. NV	28,992,243	1.6
725,377		Koninklijke Philips Electronics NV	18,642,336	1.0
462,425	@	TNT Express NV	4,796,055	0.3
462,425		TNT NV	3,918,549	0.2
			56,349,183	3.1

		South Korea: 0.7%
37,926		E-Mart Co. Ltd.	8,685,344	0.5
10,327		Shinsegae Co., Ltd.	3,283,863	0.2
			11,969,207	0.7

		Spain: 2.7%
1,857,561		Banco Bilbao Vizcaya Argentaria S.A.	21,805,646	1.2
298,695		Inditex S.A.	27,215,391	1.5
			49,021,037	2.7

		Sweden: 7.0%
921,303		Assa Abloy AB	24,762,997	1.4
5,698,845		Telefonaktiebolaget LM Ericsson	82,037,749	4.5
861,986		Investor AB	19,768,047	1.1
			126,568,793	7.0

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: 6.1%
12,018		Basilea Pharmaceutica - Reg	$878,493	0.1
923,954		Credit Suisse Group	36,008,553	2.0
325,327		Nestle S.A.	20,244,625	1.1
64,435		Roche Holding AG - Genusschein	10,787,757	0.6
276,619		Transocean Ltd.	17,858,523	1.0
1,306,969		UBS AG - Reg	23,851,625	1.3
			109,629,576	6.1

		Taiwan: 1.6%
954,902		MediaTek, Inc.	10,400,995	0.6
7,146,111		Taiwan Semiconductor Manufacturing Co., Ltd.	18,010,060	1.0
			28,411,055	1.6

		United Kingdom: 3.7%
1,609,700		3i Group PLC	7,269,090	0.4
1,776,298		HSBC Holdings PLC	17,665,088	1.0
1,616,136		Prudential PLC	18,661,285	1.0
703,167		Unilever PLC	22,688,494	1.3
			66,283,957	3.7

		United States: 35.2%
241,950		3M Co.	22,948,957	1.3
673,683		Adobe Systems, Inc.	21,187,330	1.2
633,200		Aetna, Inc.	27,917,788	1.5
297,360		Aflac, Inc.	13,880,765	0.8
64,240		Allergan, Inc.	5,347,980	0.3
869,490		Altera Corp.	40,300,862	2.2
130,990		Amgen, Inc.	7,643,266	0.4
679,200	@,L	Amylin Pharmaceuticals, Inc.	9,074,112	0.5
355,640		Automatic Data Processing, Inc.	18,735,115	1.0
813,630		Bank of America Corp.	8,917,385	0.5
684,900		Carnival Corp.	25,772,787	1.4
297,810		Colgate-Palmolive Co.	26,031,572	1.4
862,300		Corning, Inc.	15,650,745	0.9
129,300	@,L	Dendreon Corp.	5,099,592	0.3
1,567,570		eBay, Inc.	50,585,484	2.8
277,270		Emerson Electric Co.	15,596,438	0.9
599,100		Fidelity National Title Group, Inc.	9,429,834	0.5
149,230		Gilead Sciences, Inc.	6,179,614	0.3
147,630		Goldman Sachs Group, Inc.	19,648,077	1.1
28,850		Google, Inc. - Class A	14,609,063	0.8
615,210		Intuit, Inc.	31,904,791	1.8
714,660		Juniper Networks, Inc.	22,511,790	1.2
884,290		Maxim Integrated Products	22,602,452	1.3
356,090		McDonald’s Corp.	30,025,509	1.7
352,030		McGraw-Hill Cos., Inc.	14,753,577	0.8
919,570		Microsoft Corp.	23,908,820	1.3
243,060		Pfizer, Inc.	5,007,036	0.3
404,200		Shuffle Master, Inc.	3,781,291	0.2
360,200	@	Theravance, Inc.	8,000,042	0.4
397,370		Tiffany & Co.	31,201,492	1.7
714,070		Walt Disney Co.	27,877,293	1.5
379,300		WellPoint, Inc.	29,877,461	1.7
332,780		Zimmer Holdings, Inc.	21,031,696	1.2
			637,040,016	35.2

	Total Common Stock (Cost $1,405,628,838)		1,781,130,850	98.5

SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateral(cc): 1.1%
17,058,400		BNY Mellon Overnight Government Fund(1)	17,058,400	0.9
3,820,850	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	3,056,680	0.2
	Total Securities Lending Collateral (Cost $20,879,250)		20,115,080	1.1

		Mutual Funds: 0.9%
16,538,725		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $16,538,725)	16,538,725	0.9

	Total Short-Term Investments (Cost $37,417,975)		36,653,805	2.0

	Total Investments in Securities (Cost $1,443,046,813)*		$1,817,784,655	100.5
	Liabilities in Excess of Other Assets		(8,949,756)	(0.5)
	Net Assets		$1,808,834,899	100.0

@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $1,466,518,450.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$419,118,870
	Gross Unrealized Depreciation	(67,852,665)

	Net Unrealized appreciation	$351,266,205

See Accompanying Notes to Financial Statements

Industry	Percentage of Net Assets
Consumer Discretionary	17.4%
Consumer Staples	7.2
Energy	3.9
Financials	16.9
Health Care	9.5
Industrials	13.0
Information Technology	27.7
Materials	0.7
Telecommunication Services	1.4
Utilities	0.8
Short-Term Investments	2.0
Other Assets and Liabilities - Net	(0.5)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Argentina	$4,686,101	$—	$—	$4,686,101
Brazil	59,813,796	—	—	59,813,796
Finland	—	14,236,759	—	14,236,759
France	—	103,544,502	—	103,544,502
Germany	—	179,388,721	—	179,388,721
India	—	33,747,738	—	33,747,738
Ireland	16,423,676	—	—	16,423,676
Israel	7,300,508	—	—	7,300,508
Italy	—	33,510,288	—	33,510,288
Japan	—	185,137,065	—	185,137,065
Mexico	58,068,872	—	—	58,068,872
Netherlands	4,796,055	51,553,128	—	56,349,183
South Korea	11,969,207	—	—	11,969,207
Spain	—	49,021,037	—	49,021,037
Sweden	—	126,568,793	—	126,568,793
Switzerland	17,858,523	91,771,053	—	109,629,576
Taiwan	—	28,411,055	—	28,411,055
United Kingdom	—	66,283,957	—	66,283,957
United States	637,040,016	—	—	637,040,016
Total Common Stock	817,956,754	963,174,096	—	1,781,130,850
Short-Term Investments	33,597,125	—	3,056,680	36,653,805
Total Investments, at value	$851,553,879	$963,174,096	$3,056,680	$1,817,784,655

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.8%
			Consumer Discretionary: 0.2%
2,224,223		S	Access Group, Inc., 1.574%, 10/27/25	$2,248,551	0.2
92,589			CVS Pass-Through Trust, 6.943%, 01/10/30	104,423	0.0
41,267			Ford Motor Co., 2.940%, 11/29/13	41,294	0.0
262,013			Ford Motor Co., 2.940%, 11/29/13	262,183	0.0
				2,656,451	0.2

			Consumer Staples: 0.6%
3,000,000		S	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 01/15/15	3,229,047	0.3
3,000,000		S	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,310,503	0.3
400,000		S	Philip Morris International, Inc., 5.650%, 05/16/18	450,518	0.0
300,000		S	Reynolds American, Inc., 7.625%, 06/01/16	360,203	0.0
				7,350,271	0.6

			Energy: 2.6%
6,910,000		Z	British Transco International Finance, —, 11/04/21	4,025,614	0.3
200,000		#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	196,874	0.0
103,503			Gazprom OAO, 7.201%, 02/01/20	113,983	0.0
2,600,000		S	Kinder Morgan Energy Partners LP, 5.950%, 02/15/18	2,900,854	0.3
2,000,000			Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	2,241,000	0.2
1,000,000			NV Energy, Inc., 6.250%, 11/15/20	1,054,881	0.1
300,000		#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	318,000	0.0
3,100,000			Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	3,198,608	0.3
1,300,000		L	Petroleos Mexicanos, 6.000%, 03/05/20	1,433,250	0.1
2,500,000		S	Petroleos Mexicanos, 8.000%, 05/03/19	3,095,000	0.3
3,225,950			Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, 09/30/20	3,451,766	0.3
2,600,000			Reliance Holdings USA, Inc., 4.500%, 10/19/20	2,433,748	0.2
400,000		S	Total Capital S.A., 4.450%, 06/24/20	418,264	0.0
300,000		S	Trans-Canada Pipelines, 7.625%, 01/15/39	372,691	0.0
5,400,000		S	Transocean, Inc., 1.500%, 12/15/37	5,420,250	0.5
				30,674,783	2.6

			Financials: 23.9%
700,000		S	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	754,722	0.1
2,100,000		S	Ally Financial, Inc., 6.000%, 05/23/12	2,152,500	0.2
5,100,000		S	Ally Financial, Inc., 6.875%, 09/15/11	5,144,625	0.4
100,000			Ally Financial, Inc., 7.500%, 09/15/20	105,000	0.0
200,000		S	American Express Bank FSB, 6.000%, 09/13/17	225,898	0.0
200,000		S	American Express Centurion Bank, 6.000%, 09/13/17	225,898	0.0
700,000		S	American Express Co., 7.000%, 03/19/18	824,914	0.1
600,000		S	American Express Credit Corp., 5.875%, 05/02/13	646,207	0.1
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	8,281,733	0.7
300,000		S	American General Finance Corp., 4.875%, 07/15/12	299,250	0.0
3,700,000		S	American General Finance Corp., 5.625%, 08/17/11	3,689,082	0.3
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	1,057,598	0.1
3,300,000		S	American International Group, Inc., 5.850%, 01/16/18	3,462,396	0.3
800,000		#,S	ANZ National International Ltd., 6.200%, 07/19/13	872,245	0.1
700,000		#	Banco Santander Brazil SA/Cayman Islands, 2.347%, 03/18/14	704,115	0.1
300,000		S	Bank of America Corp., 0.591%, 08/15/16	279,343	0.0

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
900,000		S	Bank of America Corp., 5.750%, 12/01/17	$958,232	0.1
4,400,000		S	Bank of America Corp., 6.500%, 08/01/16	4,912,464	0.4
300,000		#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	303,807	0.0
900,000			Bank of India, 6.250%, 02/16/21	924,399	0.1
2,600,000			Bank of India/London, 4.750%, 09/30/15	2,695,636	0.2
600,000		#,S	Bank of Montreal, 2.850%, 06/09/15	622,228	0.1
800,000		#	Bank of Nova Scotia, 1.650%, 10/29/15	787,106	0.1
4,100,000		S	Barclays Bank PLC, 5.450%, 09/12/12	4,321,035	0.4
700,000		#,S	Barclays Bank PLC, 6.050%, 12/04/17	742,139	0.1
1,200,000		#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	1,230,000	0.1
1,900,000		S	Bear Stearns Cos., Inc., 6.400%, 10/02/17	2,170,606	0.2
2,100,000		S	Bear Stearns Cos., Inc., 6.950%, 08/10/12	2,242,588	0.2
2,200,000		#,S	BNP Paribas, 5.186%, 06/29/49	2,036,100	0.2
300,000		#	BPCE S.A., 2.375%, 10/04/13	305,041	0.0
3,000,000		S	Caterpillar Financial Services Corp., 4.850%, 12/07/12	3,180,174	0.3
300,000		#	CIT Group, Inc., 5.250%, 04/01/14	300,000	0.0
82,590		S	CIT Group, Inc., 7.000%, 05/01/14	83,726	0.0
448,096		S	CIT Group, Inc., 7.000%, 05/01/15	449,776	0.0
246,829		S	CIT Group, Inc., 7.000%, 05/01/16	246,212	0.0
345,563		S	CIT Group, Inc., 7.000%, 05/01/17	345,131	0.0
400,000			CitiFinancial, 6.625%, 06/01/15	438,604	0.0
3,200,000		S	Citigroup Capital XXI, 8.300%, 12/21/57	3,280,000	0.3
700,000		S	Citigroup, Inc., 5.300%, 10/17/12	734,879	0.1
2,300,000		S	Citigroup, Inc., 5.500%, 04/11/13	2,442,888	0.2
1,900,000		S	Citigroup, Inc., 5.500%, 08/27/12	1,992,108	0.2
500,000		S	Citigroup, Inc., 5.625%, 08/27/12	522,491	0.0
500,000		S	Citigroup, Inc., 5.850%, 07/02/13	536,133	0.0
7,700,000			Citigroup, Inc., 5.000%, 09/15/14	8,075,229	0.7
300,000		S	Citigroup, Inc., 6.125%, 05/15/18	330,836	0.0
1,900,000		S	Citigroup, Inc., 6.000%, 08/15/17	2,083,340	0.2
300,000		S	Citigroup, Inc., 8.500%, 05/22/19	372,453	0.0
6,300,000		#,S	Commonwealth Bank of Australia, 0.666%, 07/12/13	6,300,321	0.5
1,100,000		#,S	Commonwealth Bank of Australia, 6.024%, 03/29/49	1,085,032	0.1
700,000		#,S	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	845,800	0.1
5,700,000		#,S	Credit Agricole S.A., 8.375%, 12/13/49	5,985,000	0.5
700,000			Credit Suisse/New York NY, 2.200%, 01/14/14	709,558	0.1
1,600,000		S	Deutsche Bank AG/London, 6.000%, 09/01/17	1,787,510	0.2
3,300,000		#,S	Dexia Credit Local, 0.753%, 04/29/14	3,289,965	0.3
1,400,000		#,S	Dexia Credit Local, 0.896%, 09/23/11	1,401,484	0.1
SGD	2,100,000		Export Import Bank of South Korea, 1.050%, 03/03/12	1,708,757	0.1
1,800,000			Export-Import Bank of Korea, 4.125%, 09/09/15	1,883,034	0.2
500,000		S	Export-Import Bank of Korea, 5.125%, 06/29/20	508,487	0.0
11,900,000		#,S	FIH Erhvervsbank A/S, 0.620%, 06/13/13	11,899,702	1.0
93,725			Ford Motor Credit Co., LLC, 2.940%, 12/15/13	93,786	0.0
200,000		S	Ford Motor Credit Co., LLC, 7.250%, 10/25/11	203,017	0.0
2,100,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,606,331	0.2
EUR	300,000		Fortis Bank Nederland Holding NV, 3.000%, 04/17/12	439,350	0.0
900,000		S	General Electric Capital Corp., 5.875%, 01/14/38	913,476	0.1
EUR	4,800,000		General Electric Capital Corp., 5.500%, 09/15/67	6,543,113	0.6

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
800,000		S	General Electric Capital Corp., 6.875%, 01/10/39	$908,595	0.1
50,000		S	Goldman Sachs Group, Inc., 5.950%, 01/18/18	53,967	0.0
800,000		S	Goldman Sachs Group, Inc., 6.150%, 04/01/18	871,882	0.1
2,000,000		S	Goldman Sachs Group, Inc., 6.250%, 09/01/17	2,209,652	0.2
3,200,000		S	Goldman Sachs Group, Inc., 6.750%, 10/01/37	3,209,747	0.3
10,900,000			HSBC Holdings PLC, 5.100%, 04/05/21	11,191,521	1.0
1,800,000			ICICI Bank Ltd., 5.500%, 03/25/15	1,891,829	0.2
4,800,000		#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	4,813,166	0.4
EUR	3,200,000		International Lease Finance Corp., 1.795%, 08/15/11	4,648,516	0.4
4,400,000		S	International Lease Finance Corp., 5.300%, 05/01/12	4,488,000	0.4
1,100,000		S	International Lease Finance Corp., 5.400%, 02/15/12	1,119,250	0.1
300,000			International Lease Finance Corp., 5.750%, 05/15/16	295,724	0.0
700,000		#,S	International Lease Finance Corp., 6.750%, 09/01/16	749,000	0.1
1,900,000			IPIC GMTN Ltd., 5.000%, 11/15/20	1,890,500	0.2
1,000,000		S	JPMorgan Chase & Co., 6.000%, 01/15/18	1,113,670	0.1
900,000		S	JPMorgan Chase Bank NA, 0.580%, 06/13/16	843,592	0.1
2,700,000		S	Korea Development Bank, 4.375%, 08/10/15	2,836,633	0.2
2,700,000		±,S	Lehman Brothers Holdings, Inc., 6.200%, 09/26/14	732,375	0.1
300,000		±,S	Lehman Brothers Holdings, Inc., 6.875%, 05/02/18	82,125	0.0
2,000,000		±,S	Lehman Brothers Holdings, Inc., —%, 05/25/10	525,000	0.0
EUR	2,364,000		Lehman Brothers Holdings, Inc., —%, 06/12/13	831,332	0.1
6,700,000		#,S	Lloyds TSB Bank PLC, 5.800%, 01/13/20	6,720,870	0.6
3,000,000		#,S	Macquarie Group Ltd., 7.300%, 08/01/14	3,360,045	0.3
1,100,000			Merrill Lynch & Co., Inc., 0.482%, 06/05/12	1,098,218	0.1
GBP	600,000		Merrill Lynch & Co., Inc., 1.004%, 02/21/12	958,348	0.1
8,000,000			Merrill Lynch & Co., Inc., 5.450%, 02/05/13	8,489,576	0.7
300,000		S	Merrill Lynch & Co., Inc., 6.050%, 08/15/12	315,899	0.0
1,900,000		S	Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,105,078	0.2
5,400,000		#,S	Metropolitan Life Global Funding I, 0.683%, 07/13/11	5,400,808	0.5
500,000		#,S	Monumental Global Funding Ltd., 5.500%, 04/22/13	536,284	0.0
100,000		S	Morgan Stanley, 0.450%, 04/19/12	100,004	0.0
800,000		S	Morgan Stanley, 5.950%, 12/28/17	861,197	0.1
1,600,000		S	Morgan Stanley, 6.250%, 08/28/17	1,732,507	0.2
1,400,000		#,S	Nationwide Building Society, 6.250%, 02/25/20	1,458,314	0.1
4,800,000		S	Nomura Holdings, Inc., 6.700%, 03/04/20	5,253,446	0.5
300,000		#	Nordea Bank AB, 2.125%, 01/14/14	302,282	0.0
DKK	3,087,177		Nykredit Realkredit A/S, 2.628%, 10/01/38	571,410	0.1
DKK	2,741,690		Nykredit Realkredit A/S, 2.628%, 04/01/38	506,877	0.0
600,000		S	Principal Life Income Funding Trusts, 5.300%, 04/24/13	645,526	0.1
900,000		S	Principal Life Income Funding Trusts, 5.550%, 04/27/15	999,380	0.1
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	8,629,999	0.7
2,900,000			Qatari Diar Finance QSC, 5.000%, 07/21/20	2,977,888	0.3
DKK	2,721,473		Realkredit Danmark A/S, 2.480%, 01/01/38	504,039	0.0

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
DKK	8,571,962		Realkredit Danmark A/S, 2.480%, 01/01/38	$1,577,432	0.1
100,000		S	Royal Bank of Scotland, 3.950%, 09/21/15	100,566	0.0
600,000		#,S	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	543,000	0.0
1,600,000		#,S	Royal Bank of Scotland PLC, 2.625%, 05/11/12	1,630,558	0.1
200,000		#,S	Royal Bank of Scotland PLC, 4.875%, 08/25/14	208,304	0.0
4,500,000			Royal Bank of Scotland PLC/The, 4.375%, 03/16/16	4,544,077	0.4
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,674,679	0.2
6,400,000		#,S	Santander US Debt S.A. Unipersonal, 1.046%, 03/30/12	6,401,933	0.6
EUR	2,800,000		SLM Corp., 3.125%, 09/17/12	4,021,499	0.3
10,300,000			SLM Corp., 5.000%, 10/01/13	10,717,665	0.9
700,000			SLM Corp., 5.375%, 01/15/13	719,662	0.1
200,000		#,S	Societe Generale, 5.922%, 12/31/49	173,202	0.0
1,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	922,500	0.1
2,900,000		#,S	State Bank of India/London, 4.500%, 07/27/15	2,979,135	0.3
700,000		#,S	Temasek Financial I Ltd., 4.300%, 10/25/19	723,764	0.1
300,000		#,S	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	369,750	0.0
400,000		#	Turkiye Garanti Bankasi AS, 2.774%, 04/20/16	399,000	0.0
500,000		S	UBS AG, 5.750%, 04/25/18	542,856	0.0
1,000,000		S	UBS AG/Stamford CT, 1.359%, 02/23/12	1,006,502	0.1
1,100,000		S	UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,089,000	0.1
400,000		#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	409,000	0.0
1,800,000		S	Wachovia Corp., 5.750%, 02/01/18	1,993,162	0.2
1,200,000		S	Wells Fargo & Co., 5.625%, 12/11/17	1,327,328	0.1
EUR	1,200,000		Wells Fargo & Company, 1.720%, 03/23/16	1,705,141	0.1
3,400,000		#,S	Westpac Banking Corp., 3.585%, 08/14/14	3,623,363	0.3
1,500,000			White Nights Finance BV for Gazprom, 10.500%, 03/25/14	1,789,942	0.2
500,000			White Nights Finance BV for Gazprom, 10.500%, 03/08/14	596,590	0.0
146,000		#,S	ZFS Finance USA Trust IV, 5.875%, 05/09/32	147,982	0.0
				278,366,273	23.9

			Health Care: 0.7%
2,400,000		S	Amgen, Inc., 6.150%, 06/01/18	2,784,850	0.2
300,000		S	AstraZeneca PLC, 5.900%, 09/15/17	350,067	0.0
1,900,000		S	HCA, Inc., 8.500%, 04/15/19	2,109,000	0.2
1,400,000		#,S	Roche Holdings, Inc., 7.000%, 03/01/39	1,704,780	0.2
600,000		S	UnitedHealth Group, Inc., 4.875%, 02/15/13	634,716	0.1
				7,583,413	0.7

			Industrials: 1.0%
7,100,000		#	Asciano Finance Ltd., 5.000%, 04/07/18	7,298,438	0.6
400,000		#,L	Braskem Finance Ltd., 5.750%, 04/15/21	404,520	0.0
700,000		#,S	C8 Capital SPV Ltd., 6.640%, 12/31/49	525,000	0.1
2,000,000		#	Noble Group Ltd., 6.750%, 01/29/20	2,110,000	0.2
400,000		#,S	Sydney Air, 5.125%, 02/22/21	402,755	0.0
1,400,000		#	Union Pacific Corp., 4.163%, 07/15/22	1,388,930	0.1
				12,129,643	1.0

			Information Technology: 0.7%
1,300,000		S	Dell, Inc., 4.700%, 04/15/13	1,385,544	0.1

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Information Technology: (continued)
5,700,000		S	International Business Machines Corp., 5.700%, 09/14/17	$6,635,871	0.6
				8,021,415	0.7

			Materials: 1.2%
3,800,000		#,L	Braskem Finance Ltd., 7.000%, 05/07/20	4,161,000	0.4
3,400,000		#,L	CSN Islands XI Corp., 6.875%, 09/21/19	3,727,250	0.3
1,500,000		#,S	CSN Resources S.A., 6.500%, 07/21/20	1,601,250	0.1
3,000,000		#	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,345,000	0.3
300,000		#	Gerdau Trade, Inc., 5.750%, 01/30/21	306,375	0.0
400,000		S	Rohm & Haas Co., 6.000%, 09/15/17	455,402	0.0
200,000		S	Vale Overseas Ltd., 6.250%, 01/23/17	226,749	0.0
500,000		S	Vale Overseas Ltd., 6.875%, 11/10/39	545,890	0.1
				14,368,916	1.2

			Telecommunication Services: 0.8%
24,000		S	AT&T Corp., 7.300%, 11/15/11	24,583	0.0
3,416,000		S	AT&T, Inc., 4.950%, 01/15/13	3,622,378	0.3
600,000		S	AT&T, Inc., 5.500%, 02/01/18	670,129	0.1
1,500,000		S	AT&T, Inc., 6.300%, 01/15/38	1,593,717	0.2
2,500,000		S	BellSouth Corp., 5.200%, 09/15/14	2,756,290	0.2
200,000		#,S	Qtel International Finance Ltd., 4.750%, 02/16/21	196,000	0.0
200,000		S	Qwest Corp., 8.875%, 03/15/12	211,000	0.0
				9,074,097	0.8

			Utilities: 1.1%
200,000		#	AES Corp./The, 7.375%, 07/01/21	203,250	0.0
300,000		S	Columbus Southern Power Co., 6.600%, 03/01/33	339,627	0.0
6,600,000		#	Comision Federal de Electricidad, 4.875%, 05/26/21	6,623,760	0.6
600,000		#,S	EDF S.A., 5.500%, 01/26/14	659,708	0.1
600,000		#,S	EDF S.A., 6.500%, 01/26/19	702,379	0.1
600,000		#,S	Electricite de France SA, 6.950%, 01/26/39	704,149	0.1
2,100,000		#,S	Enel Finance International S.A., 6.250%, 09/15/17	2,321,336	0.2
500,000			Majapahit Holding BV, 7.250%, 06/28/17	567,566	0.0
JPY	1,000,000		Tokyo Electric Power Co., Inc./The, 1.500%, 05/30/14	9,584	0.0
JPY	7,000,000		Tokyo Electric Power Co., Inc./The, 1.850%, 07/28/14	67,074	0.0
				12,198,433	1.1

		Total Corporate Bonds/Notes (Cost $365,359,690)		382,423,695	32.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.9%
65,293		S	Adjustable Rate Mortgage Trust, 2.791%, 05/25/35	63,813	0.0
368,204		S	American Home Mortgage Investment Trust, 2.403%, 02/25/45	327,759	0.0
16,800,000		#,S	Arkle Master Issuer PLC, 0.351%, 02/17/52	16,763,225	1.4
876,958			Arran Residential Mortgages Funding PLC, 2.620%, 05/16/47	1,272,658	0.1
1,700,000			Arran Residential Mortgages Funding PLC, 2.820%, 05/16/47	2,466,236	0.2
800,000		S	Banc of America Commercial Mortgage, Inc., 5.924%, 05/10/45	886,333	0.1
505,456		S	Banc of America Funding Corp., 2.783%, 05/25/35	490,144	0.1
403,497		S	Banc of America Funding Corp., 5.775%, 01/20/47	269,279	0.0
258,742		S	Banc of America Mortgage Securities, Inc., 2.929%, 07/25/33	252,081	0.0
40,729		S	Banc of America Mortgage Securities, Inc., 5.000%, 05/25/34	40,826	0.0
1,206,903		#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	1,200,058	0.1
200,000			BCAP LLC Trust, 5.916%, 03/25/37	156,698	0.0
1,600,000		#,S	BCRR Trust, 5.858%, 07/17/40	1,746,755	0.2

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,440,469		S	Bear Stearns Adjustable Rate Mortgage Trust, 2.710%, 03/25/35	$2,296,011	0.2
1,401,432		S	Bear Stearns Adjustable Rate Mortgage Trust, 2.731%, 03/25/35	1,316,950	0.1
608,963		S	Bear Stearns Adjustable Rate Mortgage Trust, 3.028%, 11/25/34	499,744	0.1
103,993		S	Bear Stearns Adjustable Rate Mortgage Trust, 5.372%, 02/25/36	92,521	0.0
317,168		S	Bear Stearns Alternative-A Trust, 2.652%, 05/25/35	250,666	0.0
191,650		S	Bear Stearns Alternative-A Trust, 2.916%, 09/25/35	139,639	0.0
556,131		S	Bear Stearns Alternative-A Trust, 4.838%, 11/25/36	329,204	0.0
100,000		S	Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	105,768	0.0
300,000		S	Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	330,747	0.0
494,765		S	Bear Stearns Structured Products, Inc., 3.191%, 01/26/36	317,523	0.0
315,093		S	Bear Stearns Structured Products, Inc., 5.027%, 12/26/46	210,020	0.0
499,773		S	Citigroup Mortgage Loan Trust, Inc., 2.869%, 08/25/35	467,403	0.1
900,000		S	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	964,983	0.1
168,285		S	Countrywide Home Loan Mortgage Pass-through Trust, 0.506%, 03/25/35	111,930	0.0
736,142		#,S	Countrywide Home Loan Mortgage Pass-through Trust, 0.526%, 06/25/35	667,381	0.1
746,507		S	Countrywide Home Loan Mortgage Pass-through Trust, 2.789%, 02/20/35	618,191	0.1
437,429		S	Countrywide Home Loan Mortgage Pass-through Trust, 3.094%, 11/25/34	369,216	0.0
844,482		#	Credit Suisse Mortgage Capital Certificates, 0.357%, 10/15/21	796,741	0.1
2,385,382		#,S	Credit Suisse Mortgage Capital Certificates, 0.417%, 10/15/21	2,291,105	0.2
2,300,000		S	Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,441,908	0.2
100,000		S	Credit Suisse Mortgage Capital Certificates, 5.850%, 03/15/39	109,076	0.0
140,763		S	Downey Savings & Loan Association Mortgage Loan Trust, 2.505%, 07/19/44	108,474	0.0
EUR	138,135		European Loan Conduit, 1.570%, 05/15/19	183,685	0.0
264,611		S	First Horizon Mortgage Pass-through Trust, 2.848%, 08/25/35	222,187	0.0
7,748,573		S	Granite Master Issuer PLC, 0.276%, 12/20/54	7,345,647	0.6
256,539		S	Greenpoint Mortgage Pass-through Certificates, 2.922%, 10/25/33	218,028	0.0
100,000		S	Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	106,924	0.0
600,000		S	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	644,458	0.1
668,394		#,S	GS Mortgage Securities Corp. II, 1.143%, 03/06/20	661,183	0.1
56,759		S	GSR Mortgage Loan Trust, 2.430%, 06/25/34	48,366	0.0
535,011		S	GSR Mortgage Loan Trust, 2.790%, 09/25/35	512,104	0.1
1,195		S	GSR Mortgage Loan Trust, 6.000%, 03/25/32	1,254	0.0
204,844		S	Harborview Mortgage Loan Trust, 0.406%, 05/19/35	136,455	0.0

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
389,758	S	Harborview Mortgage Loan Trust, 2.775%, 07/19/35	$296,638	0.0
3,300,000	#	Hillmark Funding, 0.509%, 05/21/21	3,100,703	0.3
216,726	S	Indymac Index Mortgage Loan Trust, 2.664%, 12/25/34	162,047	0.0
1,700,000	#,S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,646,769	0.2
800,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	852,931	0.1
2,600,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,791,372	0.2
4,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	4,601,786	0.4
300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	326,653	0.0
863,325	S	JPMorgan Mortgage Trust, 2.967%, 07/25/35	849,297	0.1
200,064	S	JPMorgan Mortgage Trust, 5.015%, 02/25/35	199,090	0.0
240,202	S	Merrill Lynch Mortgage Investors Trust, 0.396%, 02/25/36	176,491	0.0
276,824	S	Merrill Lynch Mortgage Investors Trust, 2.290%, 05/25/33	272,321	0.0
300,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	319,091	0.0
196,290	S	MLCC Mortgage Investors, Inc., 0.436%, 11/25/35	169,185	0.0
106,928	S	MLCC Mortgage Investors, Inc., 1.191%, 10/25/35	88,046	0.0
100,000	S	Morgan Stanley Capital I, 5.809%, 12/12/49	109,884	0.0
4,700,000	S	Morgan Stanley Capital I, 6.074%, 06/11/49	5,145,805	0.5
77,340	S	Residential Accredit Loans, Inc., 0.586%, 03/25/33	70,342	0.0
58,100	S	Residential Asset Securitization Trust, 0.586%, 05/25/33	55,790	0.0
9,323	S	Residential Funding Mortgage Securities I, 6.500%, 03/25/32	9,708	0.0
189,441	S	Sequoia Mortgage Trust, 0.536%, 07/20/33	177,059	0.0
339,951	S	Sequoia Mortgage Trust, 2.791%, 04/20/35	319,118	0.0
69,290	S	SLM Student Loan Trust, 0.574%, 01/25/15	69,336	0.0
200,313	S	Structured Adjustable Rate Mortgage Loan Trust, 2.638%, 08/25/35	156,795	0.0
494,517	S	Structured Asset Mortgage Investments, Inc., 0.436%, 07/19/35	457,909	0.0
196,996	#,S	Structured Asset Securities Corp., 2.750%, 10/25/35	159,421	0.0
748,450	S	Thornburg Mortgage Securities Trust, 0.306%, 10/25/46	743,990	0.1
773,547	#,S	Wachovia Bank Commercial Mortgage Trust, 0.267%, 06/15/20	701,964	0.1
400,000	S	Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	421,087	0.0
2,500,000	S	WaMu Mortgage Pass Through Certificates, 5.670%, 02/25/37	2,096,397	0.2
139,591	S	Washington Mutual Mortgage Pass-through Certificates, 0.496%, 01/25/45	113,694	0.0
18,536	S	Washington Mutual Mortgage Pass-through Certificates, 1.678%, 08/25/42	16,224	0.0
41,357	S	Washington Mutual Mortgage Pass-through Certificates, 2.609%, 02/27/34	41,349	0.0

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
873,780	S	Washington Mutual Mortgage Pass-through Certificates, 2.859%, 07/25/46	$638,399	0.1
947,722	S	Washington Mutual Mortgage Pass-through Certificates, 2.859%, 08/25/46	707,893	0.1
619,001	S	Wells Fargo Mortgage-Backed Securities Trust, 2.771%, 12/25/34	615,939	0.1
281,696	S	Wells Fargo Mortgage-Backed Securities Trust, 2.897%, 05/25/35	272,289	0.0
389,215	S	Wells Fargo Mortgage-Backed Securities Trust, 4.909%, 01/25/35	380,129	0.0
26,420	S	Wells Fargo Mortgage-Backed Securities Trust, 5.195%, 08/25/36	26,327	0.0

	Total Collateralized Mortgage Obligations (Cost $78,543,487)		80,210,625	6.9

MUNICIPAL BONDS: 3.7%
		California: 1.7%
4,000,000		Bay Area Toll Authority, 7.043%, 04/01/50	4,372,480	0.4
1,000,000	S	California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,009,750	0.1
1,200,000	S	California State Public Works Board, 7.804%, 03/01/35	1,241,064	0.1
500,000	S	California State University, 6.434%, 11/01/30	511,310	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	213,742	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	324,855	0.0
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	3,724,420	0.3
450,000	S	Orange County Sanitation District, 9.270%, 02/01/33	456,336	0.0
6,000,000	S	Southern California Public Power Authority, 5.943%, 07/01/40	5,990,100	0.5
400,000	S	State of California, 5.650%, 04/01/39	426,084	0.0
500,000	S	State of California, 7.500%, 04/01/34	569,960	0.1
500,000	S	State of California, 7.550%, 04/01/39	574,850	0.1
200,000		University of California, 6.398%, 05/15/31	209,774	0.0
300,000		University of California, 6.548%, 05/15/48	305,430	0.0
			19,930,155	1.7

		Illinois: 0.3%
1,000,000	S	Chicago Transit Authority, 6.200%, 12/01/40	1,006,110	0.1
100,000	S	Chicago Transit Authority, 6.300%, 12/01/21	107,341	0.0
700,000	S	Chicago Transit Authority, 6.899%, 12/01/40	744,632	0.1
700,000	S	Chicago Transit Authority, 6.899%, 12/01/40	744,632	0.0
900,000	S	State of Illinois, 4.071%, 01/01/14	930,555	0.1
400,000	S	State of Illinois, 6.725%, 04/01/35	409,784	0.0
			3,943,054	0.3

		Nebraska: 0.1%
500,000	S	Public Power Generation Agency, 7.242%, 01/01/41	522,535	0.1

		Nevada: 0.4%
3,300,000	S	City of North Las Vegas NV, 6.572%, 06/01/40	3,332,340	0.3
600,000	S	County of Clark NV, 6.820%, 07/01/45	657,948	0.1
			3,990,288	0.4

		New Jersey: 0.1%
600,000	S	New Jersey Economic Development Authority, 1.247%, 06/15/13	598,188	0.1

		New York: 0.6%
2,900,000		New York City Municipal Water Finance Authority, 5.882%, 06/15/44	3,109,380	0.3

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
			New York: (continued)
1,000,000		S	New York City Municipal Water Finance Authority, 6.011%, 06/15/42	$1,091,380	0.1
2,900,000			New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,004,835	0.2
100,000		S	Tobacco Settlement Financing Corp., 5.875%, 05/15/39	96,346	0.0
200,000		S	Tobacco Settlement Financing Corp., 6.250%, 06/01/42	181,110	0.0
				7,483,051	0.6

			Ohio: 0.0%
400,000		S	Buckeye Tobacco Settlement Financing Authority, 5.875%, 06/01/30	316,176	0.0

			Texas: 0.5%
2,200,000			City of San Antonio TX, 5.808%, 02/01/41	2,331,736	0.2
2,900,000			City of San Antonio TX, 6.308%, 02/01/37	3,066,605	0.3
400,000		S	Texas State Transportation Commission, 5.178%, 04/01/30	410,536	0.0
				5,808,877	0.5

			Wisconsin: 0.0%
70,000		S	Badger TOB Asset Securitization Corp., 6.125%, 06/01/27	73,008	0.0

		Total Municipal Bonds (Cost $40,955,110)		42,665,332	3.7

OTHER BONDS: 4.8%
			Foreign Government Bonds: 4.8%
BRL	2,000,000		Brazil Government International Bond, 10.250%, 01/10/28	1,403,261	0.1
EUR	1,200,000		Bundesrepublik Deutschland, 3.250%, 07/04/21	1,773,742	0.2
EUR	1,064,310		Buoni Poliennali, 2.350%, 09/15/19	1,509,464	0.1
CAD	700,000	#	Canada Housing Trust No 1, 2.750%, 12/15/15	735,485	0.1
CAD	2,400,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	2,478,461	0.2
CAD	600,000	#	Canada Housing Trust No 1, 4.000%, 06/15/12	637,881	0.1
CAD	500,000	#	Canada Housing Trust No 1, 4.800%, 06/15/12	535,450	0.0
CAD	900,000		Canadian Government Bond, 1.750%, 03/01/13	937,047	0.1
CAD	1,800,000		Canadian Government Bond, 2.000%, 12/01/14	1,868,140	0.2
CAD	2,600,000		Canadian Government Bond, 2.500%, 09/01/13	2,745,467	0.2
CAD	1,200,000		Canadian Government Bond, 2.000%, 08/01/13	1,254,535	0.1
CAD	300,000		Canadian Government Bond, 3.000%, 12/01/15	321,136	0.0
CAD	900,000		Canadian Government Bond, 4.500%, 06/01/15	1,017,132	0.1
600,000		#,S	Export-Import Bank of China, 4.875%, 07/21/15	657,040	0.1
900,000			Federative Republic of Brazil, 12.500%, 01/05/22	719,412	0.1
EUR	1,800,000		Instituto de Credito Oficial, 3.276%, 03/25/14	2,601,825	0.2
EUR	308,781		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	443,917	0.0
EUR	3,229,115		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	4,382,321	0.4
400,000		#,S	Korea Housing Finance Corp., 4.125%, 12/15/15	415,239	0.0
600,000		S	Mexico Government International Bond, 6.050%, 01/11/40	641,400	0.1
250,000			Panama Government International Bond, 8.875%, 09/30/27	355,625	0.0
71,000			Panama Government International Bond, 9.375%, 04/01/29	105,790	0.0
1,600,000			Province of Ontario Canada, 1.375%, 01/27/14	1,610,461	0.1
CAD	200,000		Province of Ontario Canada, 4.200%, 03/08/18	219,955	0.0
CAD	1,000,000		Province of Ontario Canada, 4.200%, 06/02/20	1,075,618	0.1
CAD	400,000		Province of Ontario Canada, 4.300%, 03/08/17	445,128	0.0

See Accompanying Notes to Financial Statements

Principal Amount†				Value	Percentage of Net Assets
OTHER BONDS: (continued)
			Foreign Government Bonds: (continued)
CAD	1,000,000		Province of Ontario Canada, 4.400%, 06/02/19	$1,100,887	0.1
CAD	600,000		Province of Ontario Canada, 4.600%, 06/02/39	647,486	0.1
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	353,241	0.0
RUB	200,000		Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	206,500	0.0
692,000		+	Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	817,425	0.1
1,000,000		#,S	Societe Financement de l’Economie Francaise, 0.476%, 07/16/12	1,003,300	0.1
EUR	700,000		Societe Financement de l’Economie Francaise, 2.125%, 05/20/12	1,020,165	0.1
200,000		#,S	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	212,270	0.0
EUR	15,300,000		Spain Government Bond, 4.650%, 07/30/25	19,997,520	1.7

		Total Other Bonds (Cost $54,329,452)		56,249,726	4.8

CERTIFICATES OF DEPOSIT: 0.5%
			Financials: 0.5%
5,600,000		S	Intesa Sanpaolo/New York, 2.375%, 12/21/12	5,644,806	0.5

		Total Certificates of Deposit (Cost $5,596,640)		5,644,806	0.5

ASSET-BACKED SECURITIES: 0.3%
			Automobile Asset-Backed Securities: 0.0%
4,201		S	Daimler Chrysler Auto Trust, 1.665%, 09/10/12	4,202	0.0

			Credit Card Asset-Backed Securities: 0.1%
1,400,000		S	BA Credit Card Trust, 1.387%, 12/16/13	1,400,640	0.1

			Home Equity Asset-Backed Securities: 0.0%
518,189		S	Household Home Equity Loan Trust, 0.476%, 01/20/34	464,856	0.0

			Other Asset-Backed Securities: 0.2%
201,445		S	Countrywide Asset-Backed Certificates, 0.266%, 10/25/47	198,673	0.0
1,531,854		S	Countrywide Asset-Backed Certificates, 0.366%, 09/25/36	1,261,119	0.1
238,423		S	JPMorgan Mortgage Acquisition Corp., 0.246%, 03/25/47	199,987	0.1
58,753		S	Long Beach Mortgage Loan Trust, 0.746%, 10/25/34	47,743	0.0
63,673		S	WAMU Asset-Backed Certificates, 0.236%, 01/25/37	61,631	0.0
				1,769,153	0.2

		Total Asset-Backed Securities (Cost $4,005,920)		3,638,851	0.3

U.S. TREASURY OBLIGATIONS: 4.5%
			Treasury Inflation Indexed Protected Securities: 2.3%
11,309,430			1.125%, due 1/15/2021	11,754,739	1.0
644,136		S	1.750%, due 1/15/2028	675,235	0.1
3,399,480		S	2.000%, due 1/15/2026	3,719,775	0.3
2,147,688		S	2.375%, due 1/15/2025	2,471,856	0.2
1,895,925		S	2.375%, due 1/15/2027	2,165,503	0.2
4,085,406		S	2.500%, due 1/15/2029	4,753,754	0.4
1,112,432		S	3.625%, due 4/15/2028	1,466,933	0.1
				27,007,795	2.3

			U.S. Treasury Notes: 2.2%
24,900,000		L	0.750%, due 6/15/2014	24,874,727	2.2

		Total U.S. Treasury Obligations (Cost $51,745,529)		51,882,522	4.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.7%
			Federal Home Loan Mortgage Corporation: 1.6%##
1,248,117		S	1.695%, due 7/25/2044	1,219,988	0.1
368,104		S	0.337%, due 7/15/2019	367,619	0.0
876,333		S	0.337%, due 8/15/2019	875,119	0.1
253,542		S	1.484%, due 10/25/2044	254,792	0.0
383,778		S	1.875%, due 3/25/2024	387,890	0.1

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
76,799	S	2.495%, due 9/1/2035	$79,854	0.0
13,162	S	2.500%, due 4/1/2032	13,825	0.0
12,489	S	3.500%, due 7/15/2032	13,092	0.0
133,002	S	4.500%, due 6/15/2017	134,204	0.0
336,320		4.500%, due 3/1/2041	348,035	0.0
17,412	S	5.500%, due 3/15/2017	17,624	0.0
81,899	S	5.500%, due 3/1/2023	88,597	0.0
140,041	S	5.500%, due 5/1/2023	151,495	0.0
1,860	S	5.500%, due 8/15/2030	2,032	0.0
1,112,846	S	5.500%, due 6/1/2036	1,210,781	0.1
1,848,423	S	5.500%, due 12/1/2037	2,009,358	0.2
548,944	S	5.500%, due 7/1/2038	594,423	0.1
2,165	S	6.000%, due 10/1/2017	2,370	0.0
14,718	S	6.000%, due 2/1/2022	16,207	0.0
332,410	S	6.000%, due 3/1/2023	367,210	0.0
395,472	S	6.000%, due 9/1/2037	435,354	0.1
14,669	S	6.000%, due 10/1/2037	16,198	0.0
87,406	S	6.000%, due 6/1/2038	96,958	0.0
193,023	S	6.000%, due 4/1/2039	212,248	0.0
72,086	S	6.000%, due 5/1/2039	79,266	0.0
1,291,519	S	6.000%, due 8/1/2039	1,420,150	0.1
301,686		4.500%, due 2/1/2039	312,478	0.0
283,280		4.500%, due 2/1/2039	293,413	0.0
8,000,000	W	4.500%, due 8/15/2039	8,241,248	0.7
143,875	S	0.506%, due 1/25/2045	116,935	0.0
			19,378,763	1.6

		Federal National Mortgage Association: 31.1%##
417,661	S	0.246%, due 7/25/2037	412,059	0.0
93,514	S	0.306%, due 3/25/2034	92,634	0.0
718,497	S	0.496%, due 4/25/2037	718,579	0.1
1,413,398	S	0.636%, due 9/25/2035	1,413,637	0.1
122,693	S	1.478%, due 10/1/2044	122,611	0.0
84,400	S	1.478%, due 10/1/2044	84,319	0.0
739,744	S	1.620%, due 2/1/2033	758,649	0.1
82,446	S	1.719%, due 4/25/2024	84,868	0.0
4,991	S	1.875%, due 2/1/2020	5,147	0.0
513,892	S	1.877%, due 9/1/2035	529,431	0.1
73,105	S	2.460%, due 4/1/2032	73,891	0.0
10,322	S	2.483%, due 9/1/2031	10,846	0.0
266,045	S	2.550%, due 2/1/2035	279,838	0.0
203,370	S	2.611%, due 8/1/2035	210,495	0.0
865,081	S	2.663%, due 11/1/2034	912,174	0.1
1,000,000		3.500%, due 1/1/2026	1,020,057	0.1
31,458		4.000%, due 6/1/2013	32,858	0.0
393,011		4.000%, due 7/1/2013	402,115	0.0
1,135,019		4.000%, due 8/1/2013	1,185,089	0.1
119,851		4.000%, due 1/1/2014	122,764	0.0
416,392		4.000%, due 3/1/2014	427,752	0.0
58,880		4.000%, due 4/1/2014	61,363	0.0
131,420		4.000%, due 5/1/2014	137,194	0.0
209,770		4.000%, due 7/1/2018	222,041	0.0
15,000,000	W	4.000%, due 6/15/2020	15,648,225	1.4
340,517		4.000%, due 4/1/2024	355,646	0.0
23,703		4.000%, due 4/1/2024	24,756	0.0
73,933		4.000%, due 7/1/2024	77,218	0.0
197,867		4.000%, due 9/1/2024	206,658	0.0
272,031		4.000%, due 9/1/2024	284,118	0.0
18,696		4.000%, due 10/1/2024	19,526	0.0
688,061		4.000%, due 10/1/2024	718,633	0.1
265,406		4.000%, due 12/1/2024	277,199	0.0
828,007		4.000%, due 12/1/2024	865,513	0.1
157,357		4.000%, due 1/1/2025	164,348	0.0

See Accompanying Notes to Financial Statements

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
335,777	4.000%, due 1/1/2025	$350,696	0.0
163,430	4.000%, due 1/1/2025	170,692	0.0
114,009	4.000%, due 2/1/2025	119,039	0.0
510,054	4.000%, due 2/1/2025	532,717	0.1
305,001	4.000%, due 3/1/2025	318,458	0.0
25,237	4.000%, due 3/1/2025	26,351	0.0
1,282,260	4.000%, due 3/1/2025	1,338,833	0.1
60,473	4.000%, due 5/1/2025	63,141	0.0
388,406	4.000%, due 5/1/2025	405,542	0.0
10,588,315	4.000%, due 5/1/2025	11,055,464	1.0
186,952	4.000%, due 5/1/2025	195,200	0.0
2,393,385	4.000%, due 5/1/2025	2,498,979	0.2
287,442	4.000%, due 6/1/2025	300,124	0.0
574,214	4.000%, due 6/1/2025	599,548	0.1
1,015,030	4.000%, due 6/1/2025	1,059,812	0.1
300,000	4.000%, due 6/1/2025	313,235	0.0
337,893	4.000%, due 7/1/2025	352,801	0.0
1,075,145	4.000%, due 7/1/2025	1,122,580	0.1
331,066	4.000%, due 7/1/2025	345,672	0.0
1,972,819	4.000%, due 7/1/2025	2,059,859	0.2
150,866	4.000%, due 7/1/2025	157,522	0.0
3,080,492	4.000%, due 8/1/2025	3,216,402	0.3
918,013	4.000%, due 8/1/2025	958,515	0.1
2,161,460	4.000%, due 8/1/2025	2,256,822	0.2
90,403	4.000%, due 8/1/2025	94,391	0.0
195,959	4.000%, due 8/1/2025	204,605	0.0
46,224	4.000%, due 9/1/2025	48,263	0.0
1,000,000	4.000%, due 9/1/2025	1,044,120	0.1
63,412	4.000%, due 10/1/2025	66,249	0.0
793,766	4.000%, due 10/1/2025	829,035	0.1
293,917	4.000%, due 10/1/2025	306,885	0.0
112,736	4.000%, due 11/1/2025	117,710	0.0
573,152	4.000%, due 11/1/2025	598,439	0.1
36,663,656	4.000%, due 12/1/2025	38,781,232	3.3
380,781	4.000%, due 12/1/2025	397,581	0.0
586,688	4.000%, due 1/1/2026	612,573	0.1
675,001	4.000%, due 1/1/2026	704,782	0.1
203,147	4.000%, due 1/1/2026	212,110	0.0
86,215	4.000%, due 1/1/2026	90,234	0.0
650,417	4.000%, due 2/1/2026	678,706	0.1
848,748	4.000%, due 2/1/2026	885,664	0.1
57,724	4.000%, due 2/1/2026	60,234	0.0
15,017,015	4.000%, due 2/1/2026	15,670,170	1.4
638,956	4.000%, due 2/1/2026	666,747	0.1
27,293	4.000%, due 2/1/2026	28,565	0.0
750,765	4.000%, due 2/1/2026	783,419	0.1
14,090,846	4.000%, due 3/1/2026	14,712,524	1.3
429,208	4.000%, due 3/1/2026	448,412	0.0
306,862	4.000%, due 4/1/2026	320,209	0.0
174,092	4.000%, due 4/1/2026	181,664	0.0
413,436	4.000%, due 4/1/2026	431,418	0.0
484,342	4.000%, due 4/1/2026	505,711	0.1
1,768,673	4.000%, due 4/1/2026	1,845,600	0.2
334,203	4.000%, due 5/1/2026	348,739	0.0
169,191	4.000%, due 5/1/2026	176,549	0.0
200,000	4.000%, due 5/1/2026	208,699	0.0
878,865	4.000%, due 5/1/2026	917,091	0.1
250,025	4.000%, due 6/1/2026	261,212	0.0
345,197	4.000%, due 6/1/2026	360,427	0.0
401,575	4.000%, due 6/1/2026	419,041	0.0
333,158	4.000%, due 6/1/2026	347,648	0.0
136,150	4.000%, due 6/1/2026	142,072	0.0

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
451,755		4.000%, due 6/1/2026	$472,816	0.1
1,279,798		4.000%, due 6/1/2026	1,335,462	0.1
300,000		4.000%, due 6/1/2026	313,048	0.0
577,677		4.000%, due 7/1/2026	602,364	0.1
14,000,000		4.000%, due 6/1/2041	14,024,133	1.2
16,000,000	W	4.500%, due 7/1/2025	17,042,932	1.5
34,000,000	W	4.500%, due 7/15/2035	35,484,696	3.1
8,010,478	S	4.500%, due 1/1/2039	8,312,042	0.7
1,646,798	S	4.500%, due 1/1/2039	1,708,794	0.2
1,012,829	S	4.500%, due 2/1/2039	1,050,009	0.1
66,576		4.500%, due 2/1/2039	69,020	0.0
1,380,378	S	4.500%, due 2/1/2039	1,431,050	0.1
20,557		4.500%, due 3/1/2039	21,311	0.0
24,050		4.500%, due 3/1/2039	24,955	0.0
1,053,787	S	4.500%, due 5/1/2039	1,093,458	0.1
443,121	S	4.500%, due 5/1/2039	459,388	0.1
28,544,886		4.500%, due 6/1/2039	29,842,729	2.6
94,260		4.500%, due 8/1/2039	97,720	0.0
1,972,048	S	4.500%, due 8/1/2039	2,044,439	0.2
40,551		4.500%, due 8/1/2039	42,039	0.0
3,973,793	S	4.500%, due 9/1/2039	4,119,665	0.4
3,744,525		4.500%, due 9/1/2039	3,881,981	0.3
39,776		4.500%, due 10/1/2039	41,236	0.0
8,870,543	S	4.500%, due 10/1/2039	9,196,169	0.8
898,138		4.500%, due 12/1/2039	931,107	0.1
153,534		4.500%, due 12/1/2039	159,171	0.0
210,758		4.500%, due 12/1/2039	218,494	0.0
238,998		4.500%, due 12/1/2040	247,697	0.0
771,016		4.500%, due 3/1/2041	801,487	0.1
44,444		4.500%, due 3/1/2041	46,061	0.0
29,332		4.500%, due 4/1/2041	30,402	0.0
1,497,538		4.500%, due 5/1/2041	1,552,159	0.1
5,958,084		4.500%, due 5/1/2041	6,175,400	0.5
9,197,849		4.500%, due 5/1/2041	9,533,334	0.8
73,225	S	4.547%, due 12/1/2036	76,588	0.0
276,157	S	4.994%, due 9/1/2034	289,519	0.0
956,779		5.000%, due 3/1/2034	1,022,712	0.1
1,786,876	S	5.000%, due 3/1/2035	1,909,175	0.2
8,000,000	W	5.000%, due 7/1/2037	8,501,248	0.7
9,305	S	5.500%, due 4/1/2021	10,128	0.0
82,023	S	5.500%, due 6/1/2022	88,973	0.0
222,240	S	5.500%, due 11/1/2022	241,070	0.0
9,104	S	5.500%, due 11/1/2022	9,875	0.0
12,005	S	5.500%, due 11/1/2022	13,066	0.0
148,936	S	5.500%, due 5/1/2023	163,029	0.0
93,491	S	5.500%, due 6/1/2023	102,101	0.0
365,150	S	5.500%, due 7/1/2023	396,088	0.0
93,283	S	5.500%, due 7/1/2023	101,187	0.0
246,676	S	5.500%, due 9/1/2023	267,576	0.0
279,120	S	5.500%, due 2/1/2024	304,547	0.0
26,148		5.500%, due 4/1/2028	28,384	0.0
93,240	S	5.500%, due 11/1/2033	101,548	0.0
114,043	S	5.500%, due 12/1/2033	124,204	0.0
2,800,000	W	5.500%, due 7/15/2034	3,027,937	0.3
125,910		5.500%, due 2/1/2035	137,049	0.0
4,825		5.500%, due 12/1/2036	5,234	0.0
1,211,356	S	5.500%, due 3/1/2037	1,313,797	0.1
87,070		5.500%, due 4/1/2037	94,339	0.0
393,574		5.500%, due 5/1/2037	426,427	0.0
10,919		5.500%, due 5/1/2037	11,830	0.0
32,038		5.500%, due 5/1/2037	34,712	0.0
16,997		5.500%, due 6/1/2037	18,416	0.0

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
10,250		5.500%, due 7/1/2037	$11,106	0.0
140,763		5.500%, due 7/1/2037	152,512	0.0
2,015,384		5.500%, due 7/1/2037	2,183,613	0.2
49,387		5.500%, due 7/1/2037	53,510	0.0
47,506		5.500%, due 8/1/2037	51,471	0.0
111,837		5.500%, due 9/1/2037	121,173	0.0
778,781	S	5.500%, due 3/1/2038	847,439	0.1
206,788	S	5.500%, due 8/1/2038	224,889	0.0
91,940	S	6.000%, due 6/1/2017	100,654	0.0
22,716	S	6.000%, due 1/1/2018	24,869	0.0
12,590	S	6.000%, due 12/1/2018	13,797	0.0
173,425	S	6.000%, due 4/1/2022	191,603	0.0
369,531	S	6.000%, due 6/1/2022	408,263	0.0
70,834	S	6.000%, due 1/1/2023	78,259	0.0
3,558		6.000%, due 11/1/2032	3,948	0.0
56,612		6.000%, due 7/1/2035	62,489	0.0
66,494		6.000%, due 7/1/2035	73,397	0.0
83,751	S	6.000%, due 10/1/2035	92,445	0.0
12,041	S	6.000%, due 6/1/2036	13,272	0.0
55,786	S	6.000%, due 7/1/2036	61,490	0.0
27,757	S	6.000%, due 9/1/2036	30,595	0.0
1,650,274	S	6.000%, due 9/1/2036	1,819,020	0.2
1,069,169	S	6.000%, due 10/1/2036	1,178,495	0.1
448,827	S	6.000%, due 11/1/2036	494,721	0.1
135,154	S	6.000%, due 12/1/2036	148,974	0.0
11,779	S	6.000%, due 1/1/2037	12,983	0.0
144,924	S	6.000%, due 2/1/2037	159,471	0.0
188,214	S	6.000%, due 3/1/2037	207,106	0.0
628,902	S	6.000%, due 4/1/2037	693,405	0.1
206,065	S	6.000%, due 4/1/2037	226,750	0.0
35,380	S	6.000%, due 4/1/2037	38,932	0.0
395,158	S	6.000%, due 4/1/2037	434,824	0.0
121,176	S	6.000%, due 5/1/2037	133,340	0.0
140,365	S	6.000%, due 5/1/2037	154,454	0.0
2,276,131	S	6.000%, due 5/1/2037	2,508,873	0.2
9,902	S	6.000%, due 6/1/2037	10,926	0.0
1,493,827	S	6.000%, due 7/1/2037	1,643,775	0.2
646,908	S	6.000%, due 7/1/2037	711,843	0.1
1,000,000	W	6.000%, due 7/1/2037	1,098,594	0.1
423,117	S	6.000%, due 7/1/2037	465,589	0.1
424,778		6.000%, due 7/1/2037	467,416	0.1
414,542	S	6.000%, due 8/1/2037	456,152	0.0
25,722	S	6.000%, due 8/1/2037	28,730	0.0
1,173,833	S	6.000%, due 8/1/2037	1,291,660	0.1
6,995	S	6.000%, due 9/1/2037	7,698	0.0
406,871		6.000%, due 9/1/2037	447,712	0.0
189,449	S	6.000%, due 9/1/2037	208,465	0.0
87,030	S	6.000%, due 9/1/2037	95,766	0.0
31,250		6.000%, due 9/1/2037	34,387	0.0
172,693		6.000%, due 10/1/2037	190,027	0.0
525,761		6.000%, due 10/1/2037	578,536	0.1
601,006	S	6.000%, due 10/1/2037	669,786	0.1
1,439,198		6.000%, due 11/1/2037	1,583,661	0.1
89,552		6.000%, due 11/1/2037	98,541	0.0
57,643		6.000%, due 11/1/2037	63,429	0.0
393,258		6.000%, due 12/1/2037	432,733	0.0
30,996		6.000%, due 12/1/2037	34,108	0.0
56,458		6.000%, due 1/1/2038	62,125	0.0
383,780		6.000%, due 2/1/2038	421,943	0.0
843,257		6.000%, due 3/1/2038	927,111	0.1
864,122		6.000%, due 7/1/2038	950,051	0.1
34,838		6.000%, due 8/1/2038	38,302	0.0

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
927,974		6.000%, due 8/1/2038	$1,020,252	0.1
8,358		6.000%, due 8/1/2038	9,190	0.0
33,593		6.000%, due 9/1/2038	36,934	0.0
1,383,585		6.000%, due 9/1/2038	1,521,169	0.1
1,275,594		6.000%, due 9/1/2038	1,402,440	0.1
497,813		6.000%, due 9/1/2038	547,316	0.1
507,651		6.000%, due 9/1/2038	558,132	0.1
830,181		6.000%, due 9/1/2038	912,735	0.1
39,702		6.000%, due 9/1/2038	43,774	0.0
1,299,533		6.000%, due 9/1/2038	1,428,759	0.1
802,920		6.000%, due 10/1/2038	882,763	0.1
850,314		6.000%, due 10/1/2038	934,870	0.1
843,315		6.000%, due 10/1/2038	927,174	0.1
381,200	S	6.000%, due 10/1/2038	419,464	0.0
827,825		6.000%, due 10/1/2038	910,144	0.1
35,231		6.000%, due 10/1/2038	38,735	0.0
34,595		6.000%, due 12/1/2038	38,035	0.0
885,001		6.000%, due 3/1/2039	973,006	0.1
1,495,543		6.000%, due 9/1/2039	1,645,663	0.2
44,462	S	6.500%, due 3/1/2017	48,697	0.0
21,334	S	6.500%, due 7/1/2029	24,282	0.0
1,500,000	S	6.500%, due 6/17/2038	1,571,527	0.1
6,000,000	W	6.000%, due 4/15/2038	6,590,628	0.6
			362,033,409	31.1

		Government National Mortgage Association: 0.0%
24,180	S	0.586%, due 3/16/2032	24,243	0.0

	Total U.S. Government Agency Obligations (Cost $377,554,665)		381,436,415	32.7

Shares
COMMON STOCK: —%
		Consumer Discretionary: —%
60,000	X	General Motors Co.	—	—

	Total Common Stock (Cost $0)		—	—

PREFERRED STOCK: 1.0%
		Financials: 1.0%
77,500	S	American International Group, Inc.	134,850	0.0
858,000	S	Citigroup, Inc.	8,380,944	0.7
3,400	S	Wells Fargo & Co.	3,604,000	0.3

	Total Preferred Stock (Cost $18,708,032)		12,119,794	1.0

# of Contracts
PURCHASED OPTIONS: 0.0%
		Options on Exchange Traded Futures Contracts: 0.0%
550	@	90-Day Eurodollar December Futures, Strike @ 96.500, Exp. 12/19/11 Counterparty: 90-Day Eurodollar December Futures	3,437	0.0
107	@	90-Day Eurodollar September Futures, Strike @ 97.000, Exp. 09/19/11 Counterparty: 90-Day Eurodollar September Futures	669	0.0
32	@	90-Day Eurodollar September Futures, Strike @ 96.500, Exp. 09/19/11 Counterparty: 90-Day Eurodollar September Futures	200	0.0
3,300	@	90-Day Eurodollar September Futures, Strike @ 93.000, Exp. 09/17/12 Counterparty: 90-Day Eurodollar September Futures	20,625	0.0
380	@	90-Day Eurodollar September Futures, Strike @ 96.750, Exp. 09/19/11 Counterparty: 90-Day Eurodollar September Futures	2,375	0.0
			27,306	0.0

See Accompanying Notes to Financial Statements

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
			Options on Interest Rate Swaptions: 0.0%
10,900,000		@	Put OTC Swaption, Strike @ 0.013, Exp. 04/30/12 Counterparty: Put OTC Swaption	$57,910	0.0

		Total Purchased Options (Cost $78,471)		85,216	0.0

		Total Long-Term Investments (Cost $996,876,996)		1,016,356,982	87.2

Principal Amount†
SHORT-TERM INVESTMENTS: 24.0%
			U.S. Government Agency Obligations: 3.6%
9,600,000		Z	Fannie Mae Discount Notes, 0.020%, 09/13/11	9,599,606	0.8
18,400,000		Z	Fannie Mae Discount Notes, 0.020%, 09/14/11	18,399,227	1.6
1,900,000		Z	Fannie Mae Discount Notes, 0.020%, 09/07/11	1,899,928	0.2
10,100,000		Z	Federal Home Loan Bank Discount Notes, 0.020%, 09/07/11	10,099,616	0.9
500,000		Z	Freddie Mac Discount Notes, 0.020%, 09/12/11	499,980	0.1
400,000			United States Treasury Bill, 0.051%, 08/25/11	399,994	0.0
440,000			United States Treasury Bill, —%, 09/08/11	439,995	0.0
				41,338,346	3.6

			Foreign Government Bonds: 15.9%
1,700,000		#,S	Banco Santander Chile, 1.524%, 04/20/12	1,701,807	0.1
4,100,000			Itaú Unibanco, 1.050%, 07/11/11	4,098,524	0.4
JPY	10,000,000		Japan Treasury Discount Bill, 0.090%, 09/12/11	124,192	0.0
JPY	3,580,000,000		Japan Treasury Discount Bill, 0.110%, 07/25/11	44,284,782	3.8
JPY	4,330,000,000		Japan Treasury Discount Bill, 0.110%, 08/01/11	52,902,448	4.5
JPY	60,000,000	Z	Japan Treasury Discount Bill, 0.100%, 10/03/11	745,112	0.1
JPY	700,000,000	Z	Japan Treasury Discount Bill, 0.100%, 07/11/11	8,555,667	0.7
JPY	30,000,000	Z	Japan Treasury Discount Bill, 0.100%, 07/19/11	369,782	0.0
JPY	1,120,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/15/11	13,856,248	1.2
JPY	1,020,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/22/11	12,748,152	1.1
JPY	1,020,000,000	Z	Japan Treasury Discount Bill, 0.100%, 08/08/11	12,716,037	1.1
JPY	100,000,000	Z	Japan Treasury Discount Bill, 0.100%, 09/20/11	1,241,898	0.1
JPY	820,000,000	Z	Japan Treasury Discount Bill, 0.100%, 09/26/11	10,183,472	0.9
JPY	1,790,000,000	Z	Japan Treasury Discount Bill, 0.100%, 09/05/11	22,230,820	1.9
				185,758,941	15.9

Shares
			Securities Lending Collateral(cc): 3.6%
41,304,346			BNY Mellon Overnight Government Fund(1)	41,304,346	3.5
221,484		R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	177,187	0.1
		Total Securities Lending Collateral (Cost $41,525,830)		41,481,533	3.6

			Commerical Paper: 0.9%
900,000			Kells Funding LLC, 0.210%, due 10/4/2011	899,505	0.1
9,800,000			Straight-A Funding LLC, 0.200%, due 09/02/2011	9,797,256	0.8
		Total Commerical Paper (Cost $10,696,615)		10,696,761	0.9

		Total Short-Term Investments (Cost $279,196,362)		279,275,581	24.0

		Total Investments in Securities (Cost $1,276,073,358)*		$1,295,632,563	111.2
		Liabilities in Excess of Other Assets		(130,615,659)	(11.2)
		Net Assets		$1,165,016,904	100.0

See Accompanying Notes to Financial Statements

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
(cc)	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
RUB	Russian Ruble
SGD	Singapore Dollar

*	Cost for federal income tax purposes is $1,276,073,358.

Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$35,794,177
	Gross Unrealized Depreciation	(16,234,972)

	Net Unrealized appreciation	$19,559,205

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	3,604,000	8,515,794	—	12,119,794

See Accompanying Notes to Financial Statements

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Purchased Options	$27,306	$57,910	$—	$85,216
Corporate Bonds/Notes	—	380,037,163	2,386,532	382,423,695
Collateralized Mortgage Obligations	—	80,210,625	—	80,210,625
Municipal Bonds	—	42,665,332	—	42,665,332
Other Bonds	—	55,246,426	1,003,300	56,249,726
Short-Term Investments	41,304,346	237,794,048	177,187	279,275,581
Certificates of Deposit	—	5,644,806	—	5,644,806
U.S. Treasury Obligations	—	51,882,522	—	51,882,522
Asset-Backed Securities	—	3,638,851	—	3,638,851
U.S. Government Agency Obligations	—	381,436,415	—	381,436,415
Total Investments, at value	$44,935,652	$1,247,129,892	$3,567,019	$1,295,632,563
Other Financial Instruments+
Futures	3,748,748	—	—	3,748,748
Swaps	—	6,516,221	—	6,516,221
Forward Foreign Currency Contracts	—	4,191,706	—	4,191,706
Total Assets	$48,684,400	$1,257,837,819	$3,567,019	$1,310,089,238
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(152,550,306)	$—	$(152,550,306)
Written Options	(26,713)	(1,529,595)	—	(1,556,308)
Futures	(701,218)	—	—	(701,218)
Swaps	—	(3,693,846)	—	(3,693,846)
Forward Foreign Currency Contracts	—	(4,984,128)	—	(4,984,128)
Total Liabilities	$(727,931)	$(162,757,875)	$—	$(163,485,806)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Singapore Dollar	300,000	Buy	09/09/11	$234,636	$244,262	$9,626
Barclays Bank PLC	South African Rand	760,150	Buy	09/13/11	100,000	111,162	11,162
Barclays Bank PLC	Chinese Yuan	643,000	Buy	11/15/11	100,078	99,868	(210)
Barclays Bank PLC	Chinese Yuan	12,550,000	Buy	02/13/12	1,962,900	1,957,557	(5,343)
Barclays Bank PLC	Indonesian Rupiah	2,817,096,000	Buy	07/27/11	305,046	327,133	22,087
Barclays Bank PLC	Indian Rupee	82,899,000	Buy	08/12/11	1,766,816	1,839,390	72,574
Barclays Bank PLC	Malaysian Ringgit	500,000	Buy	08/11/11	161,108	165,048	3,940
Barclays Bank PLC	Malaysian Ringgit	500,000	Buy	08/11/11	161,901	165,049	3,148
Barclays Bank PLC	Malaysian Ringgit	500,000	Buy	08/11/11	162,470	165,049	2,579
Barclays Bank PLC	Philippine Peso	6,000,000	Buy	11/15/11	135,257	136,857	1,600
Barclays Bank PLC	Philippine Peso	2,500,000	Buy	11/15/11	56,689	57,023	334
Barclays Bank PLC	Philippine Peso	2,500,000	Buy	11/15/11	56,446	57,023	577
Barclays Bank PLC	Philippine Peso	1,977,637	Buy	11/15/11	44,163	45,108	945
Barclays Bank PLC	Philippine Peso	2,600,000	Buy	11/15/11	58,493	59,305	812
Barclays Bank PLC	Russian Ruble	8,691,000	Buy	07/01/11	304,200	311,218	7,018
Barclays Bank PLC	Brazilian Real	28,521,891	Buy	09/02/11	17,724,267	18,006,023	281,756
Barclays Bank PLC	Taiwan New Dollar	17,103,035	Buy	01/11/12	596,756	598,181	1,425
Barclays Bank PLC	Indonesian Rupiah	1,494,400,000	Buy	07/27/11	160,000	173,536	13,536
Citigroup, Inc.	Chinese Yuan	3,866,231	Buy	11/15/11	595,125	600,486	5,361
Citigroup, Inc.	Indonesian Rupiah	668,500,000	Buy	07/27/11	70,000	77,629	7,629
Citigroup, Inc.	Indonesian Rupiah	1,048,300,000	Buy	07/27/11	110,000	121,733	11,733

See Accompanying Notes to Financial Statements

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Indonesian Rupiah	2,888,200,000	Buy	07/27/11	$310,659	$335,389	$24,730
Citigroup, Inc.	Indonesian Rupiah	3,856,000,000	Buy	07/27/11	422,344	447,774	25,430
Citigroup, Inc.	Malaysian Ringgit	900,000	Buy	08/11/11	290,876	297,088	6,212
Citigroup, Inc.	Malaysian Ringgit	500,000	Buy	08/11/11	162,127	165,049	2,922
Citigroup, Inc.	Malaysian Ringgit	700,000	Buy	08/11/11	227,000	231,068	4,068
Citigroup, Inc.	Malaysian Ringgit	800,000	Buy	08/11/11	260,019	264,078	4,059
Citigroup, Inc.	Philippine Peso	4,310,000	Buy	11/15/11	100,000	98,309	(1,691)
Citigroup, Inc.	Philippine Peso	4,339,500	Buy	11/15/11	100,000	98,981	(1,019)
Citigroup, Inc.	Philippine Peso	6,525,000	Buy	11/15/11	150,000	148,831	(1,169)
Citigroup, Inc.	Philippine Peso	8,910,000	Buy	11/15/11	200,000	203,232	3,232
Citigroup, Inc.	Philippine Peso	13,263,000	Buy	11/15/11	300,000	302,521	2,521
Citigroup, Inc.	Philippine Peso	5,000,000	Buy	11/15/11	112,791	114,048	1,257
Citigroup, Inc.	Chinese Yuan	3,202,250	Buy	06/01/12	500,000	501,952	1,952
Citigroup, Inc.	EU Euro	500,000	Buy	07/18/11	709,211	724,701	15,490
Citigroup, Inc.	EU Euro	500,000	Buy	07/18/11	715,449	724,701	9,252
Citigroup, Inc.	Indonesian Rupiah	12,368,840,000	Buy	01/31/12	1,363,258	1,392,125	28,867
Citigroup, Inc.	Japanese Yen	16,977,000	Buy	07/14/11	206,125	210,896	4,771
Citigroup, Inc.	Japanese Yen	99,991,000	Buy	07/14/11	1,239,560	1,242,134	2,574
Citigroup, Inc.	Mexican Peso	821,640	Buy	07/07/11	66,673	70,131	3,458
Citigroup, Inc.	Mexican Peso	145,383,925	Buy	07/07/11	11,817,910	12,409,182	591,272
Citigroup, Inc.	Mexican Peso	395,000	Buy	07/07/11	32,139	33,715	1,576
Citigroup, Inc.	Philippine Peso	170,355,000	Buy	03/15/12	3,907,225	3,854,414	(52,811)
Citigroup, Inc.	Singapore Dollar	200,000	Buy	09/09/11	156,548	162,842	6,294
Citigroup, Inc.	Singapore Dollar	300,000	Buy	09/09/11	234,393	244,262	9,869
Deutsche Bank AG	Indonesian Rupiah	3,902,000,000	Buy	10/31/11	420,701	445,886	25,185
Deutsche Bank AG	Philippine Peso	6,607,500	Buy	11/15/11	150,000	150,713	713
Deutsche Bank AG	Mexican Peso	1,236,850	Buy	07/07/11	100,000	105,571	5,571
Deutsche Bank AG	Singapore Dollar	500,000	Buy	09/09/11	392,049	407,104	15,055
Deutsche Bank AG	Singapore Dollar	1,000,000	Buy	09/09/11	811,622	814,209	2,587
Deutsche Bank AG	Singapore Dollar	900,000	Buy	09/09/11	730,899	732,788	1,889
Goldman Sachs & Co.	South Korean Won	789,110,000	Buy	08/12/11	700,000	737,082	37,082
Goldman Sachs & Co.	Philippine Peso	8,784,000	Buy	11/15/11	200,000	200,358	358
Goldman Sachs & Co.	Singapore Dollar	1,000,000	Buy	09/09/11	812,222	814,209	1,987
HSBC	Chinese Yuan	10,541,712	Buy	11/15/11	1,641,883	1,637,293	(4,590)
HSBC	Indonesian Rupiah	1,711,800,000	Buy	07/27/11	180,000	198,781	18,781
HSBC	Indonesian Rupiah	1,488,000,000	Buy	07/27/11	160,000	172,793	12,793
HSBC	Indonesian Rupiah	2,082,300,000	Buy	07/27/11	220,000	241,805	21,805
HSBC	Indonesian Rupiah	699,500,000	Buy	07/27/11	75,312	81,229	5,917
HSBC	Indonesian Rupiah	2,971,500,000	Buy	07/27/11	320,412	345,063	24,651
HSBC	Mexican Peso	3,683,100	Buy	07/07/11	300,000	314,369	14,369
HSBC	Mexican Peso	1,221,050	Buy	07/07/11	100,000	104,222	4,222
HSBC	Mexican Peso	3,665,130	Buy	07/07/11	300,000	312,836	12,836
HSBC	Mexican Peso	2,455,500	Buy	07/07/11	200,000	209,589	9,589
HSBC	Mexican Peso	2,455,000	Buy	07/07/11	200,000	209,545	9,545
HSBC	Mexican Peso	2,440,500	Buy	07/07/11	200,000	208,308	8,308
HSBC	Mexican Peso	2,442,400	Buy	07/07/11	200,000	208,470	8,470
HSBC	Mexican Peso	2,434,700	Buy	07/07/11	200,000	207,813	7,813
HSBC	Mexican Peso	2,434,300	Buy	07/07/11	200,000	207,779	7,779
HSBC	Malaysian Ringgit	827,962	Buy	08/11/11	269,037	273,308	4,271
HSBC	Turkish Lira	4,497,087	Buy	07/27/11	2,827,290	2,756,625	(70,665)
HSBC	Turkish Lira	463,155	Buy	07/27/11	300,000	283,905	(16,095)
HSBC	Turkish Lira	465,180	Buy	07/27/11	300,000	285,146	(14,854)
HSBC	Turkish Lira	6,198,312	Buy	10/27/11	3,687,386	3,732,290	44,904
HSBC	South African Rand	696,750	Buy	07/28/11	100,000	102,617	2,617
HSBC	Chinese Yuan	3,838,800	Buy	06/01/12	600,000	601,731	1,731
HSBC	Indonesian Rupiah	28,923,496,000	Buy	07/02/12	3,201,272	3,179,978	(21,294)
HSBC	Indian Rupee	100,584,000	Buy	08/12/11	2,227,281	2,231,791	4,510
HSBC	South African Rand	26,803,858	Buy	10/28/11	3,809,368	3,893,599	84,231
JPMorgan Chase & Co.	Chinese Yuan	1,579,000	Buy	11/15/11	245,835	245,243	(592)
JPMorgan Chase & Co.	Chinese Yuan	10,352,000	Buy	11/15/11	1,608,953	1,607,828	(1,125)

See Accompanying Notes to Financial Statements

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Indonesian Rupiah	849,600,000	Buy	07/27/11	$90,000	$98,659	$8,659
JPMorgan Chase & Co.	Indonesian Rupiah	2,012,000,000	Buy	07/27/11	219,196	233,642	14,446
JPMorgan Chase & Co.	Malaysian Ringgit	500,000	Buy	08/11/11	162,259	165,049	2,790
JPMorgan Chase & Co.	Philippine Peso	8,820,000	Buy	11/15/11	200,000	201,179	1,179
JPMorgan Chase & Co.	Turkish Lira	462,810	Buy	07/27/11	300,000	283,693	(16,307)
JPMorgan Chase & Co.	Turkish Lira	310,080	Buy	07/27/11	200,000	190,073	(9,927)
JPMorgan Chase & Co.	Philippine Peso	4,310,000	Buy	11/15/11	100,000	98,309	(1,691)
Morgan Stanley	South Korean Won	100,480,000	Buy	08/12/11	89,375	93,855	4,480
Morgan Stanley	Mexican Peso	1,222,150	Buy	07/07/11	100,000	104,316	4,316
Morgan Stanley	Mexican Peso	1,222,350	Buy	07/07/11	100,000	104,333	4,333
Morgan Stanley	Mexican Peso	174,735,295	Buy	11/18/11	14,666,384	14,726,462	60,078
Morgan Stanley	Philippine Peso	25,991,500	Buy	03/15/12	596,888	588,077	(8,811)
Morgan Stanley	South African Rand	759,900	Buy	09/13/11	100,000	111,125	11,125
Morgan Stanley	South African Rand	1,394,600	Buy	07/28/11	204,122	205,397	1,275
Royal Bank of Scotland	Chinese Yuan	3,205,500	Buy	06/01/12	500,000	502,461	2,461
Royal Bank of Scotland	Indonesian Rupiah	850,500,000	Buy	07/27/11	90,000	98,763	8,763
Royal Bank of Scotland	South Korean Won	125,000,000	Buy	08/12/11	111,957	116,758	4,801
Royal Bank of Canada	Japanese Yen	2,849,769,000	Buy	07/19/11	35,193,239	35,402,014	208,775
Royal Bank of Scotland	EU Euro	200,000	Buy	07/18/11	288,144	289,880	1,736
Royal Bank of Scotland	Indonesian Rupiah	8,237,000,000	Buy	10/31/11	887,417	941,251	53,834
Royal Bank of Scotland	Singapore Dollar	200,000	Buy	09/09/11	155,554	162,842	7,288
Royal Bank of Scotland	Singapore Dollar	400,000	Buy	09/09/11	314,169	325,684	11,515
Royal Bank of Scotland	Singapore Dollar	1,000,000	Buy	09/09/11	804,525	814,209	9,684
UBS AG	Brazilian Real	31,469,761	Buy	08/02/11	19,466,635	20,004,253	537,618
UBS AG	Japanese Yen	34,018,000	Buy	07/14/11	401,999	422,587	20,588
UBS AG	Mexican Peso	1,221,700	Buy	07/07/11	100,000	104,278	4,278
UBS AG	Singapore Dollar	800,000	Buy	09/09/11	651,320	651,367	47
JP Morgan Chase & Co.	Chinese Yuan	2,559,200	Buy	06/01/12	400,000	401,154	1,154
JP Morgan Chase & Co.	Indonesian Rupiah	1,743,400,000	Buy	07/27/11	200,000	202,451	2,451
JP Morgan Chase & Co.	Indonesian Rupiah	1,742,400,000	Buy	07/27/11	200,000	202,334	2,334
JP Morgan Chase & Co.	Japanese Yen	95,238,000	Buy	07/14/11	1,136,960	1,183,090	46,130
JP Morgan Chase & Co.	Japanese Yen	4,670,000,000	Buy	08/01/11	57,287,820	58,018,202	730,382
JP Morgan Chase & Co.	South Korean Won	11,409,413,937	Buy	08/12/11	10,389,668	10,657,157	267,489
JP Morgan Chase & Co.	Singapore Dollar	200,000	Buy	09/09/11	156,357	162,842	6,485
JP Morgan Chase & Co.	Singapore Dollar	100,000	Buy	09/09/11	78,071	81,421	3,350
JP Morgan Chase & Co.	Singapore Dollar	652,214	Buy	09/09/11	512,191	531,038	18,847
JP Morgan Chase & Co.	Singapore Dollar	1,135,806	Buy	09/09/11	922,767	924,784	2,017
JP Morgan Chase & Co.	South African Rand	27,397,248	Buy	07/28/11	4,004,860	4,035,064	30,204
							$3,473,935

See Accompanying Notes to Financial Statements

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Japanese Yen	146,667,000	Sell	07/14/11	$1,753,153	$1,821,965	$(68,812)
Barclays Bank PLC	EU Euro	8,605,000	Sell	07/18/11	12,507,823	12,472,101	35,722
Barclays Bank PLC	South African Rand	1,341,600	Sell	07/28/11	200,000	197,591	2,409
Barclays Bank PLC	EU Euro	4,742,000	Sell	07/18/11	6,765,411	6,873,062	(107,651)
Barclays Bank PLC	EU Euro	398,000	Sell	07/18/11	573,592	576,862	(3,270)
Barclays Bank PLC	EU Euro	2,304,000	Sell	07/18/11	3,313,267	3,339,421	(26,154)
Barclays Bank PLC	EU Euro	2,250,000	Sell	07/18/11	3,182,886	3,261,154	(78,268)
Barclays Bank PLC	Brazilian Real	329,340	Sell	08/02/11	200,000	209,350	(9,350)
Barclays Bank PLC	Brazilian Real	164,480	Sell	08/02/11	100,000	104,554	(4,554)
Barclays Bank PLC	Brazilian Real	28,521,891	Sell	08/02/11	17,837,330	18,130,391	(293,061)
BNP Paribas Bank	EU Euro	992,000	Sell	07/18/11	1,418,404	1,437,807	(19,403)
BNP Paribas Bank	EU Euro	391,000	Sell	07/18/11	562,031	566,716	(4,685)
BNP Paribas Bank	EU Euro	1,300,000	Sell	07/18/11	1,841,190	1,884,222	(43,032)
Citigroup, Inc.	Russian Ruble	8,691,000	Sell	07/01/11	316,094	311,218	4,876
Citigroup, Inc.	Danish Krone	15,893,000	Sell	08/08/11	3,154,862	3,086,964	67,898
Citigroup, Inc.	EU Euro	1,005,000	Sell	07/18/11	1,466,757	1,456,648	10,109
Citigroup, Inc.	EU Euro	215,000	Sell	07/18/11	307,732	311,621	(3,889)
Citigroup, Inc.	Japanese Yen	3,580,000,000	Sell	07/25/11	44,612,148	44,474,834	137,314
Citigroup, Inc.	Brazilian Real	163,380	Sell	08/02/11	100,000	103,855	(3,855)
Citigroup, Inc.	Brazilian Real	163,200	Sell	08/02/11	100,000	103,741	(3,741)
Citigroup, Inc.	Brazilian Real	163,280	Sell	08/02/11	100,000	103,792	(3,792)
Citigroup, Inc.	Japanese Yen	1,790,000,000	Sell	09/06/11	22,018,439	22,243,222	(224,783)
Citigroup, Inc.	Japanese Yen	1,020,000,000	Sell	08/22/11	12,718,839	12,673,680	45,159
Citigroup, Inc.	Japanese Yen	10,000,000	Sell	09/12/11	125,238	124,269	969
Citigroup, Inc.	Japanese Yen	100,000,000	Sell	09/20/11	1,244,029	1,242,757	1,272
Citigroup, Inc.	EU Euro	154,000	Sell	07/18/11	217,558	223,207	(5,649)
Citigroup, Inc.	Japanese Yen	820,000,000	Sell	09/26/11	10,208,816	10,191,025	17,791
Citigroup, Inc.	Japanese Yen	60,000,000	Sell	10/03/11	740,705	745,733	(5,028)
Credit Suisse First Boston	EU Euro	26,451,000	Sell	07/18/11	38,148,955	38,338,124	(189,169)
Credit Suisse First Boston	South African Rand	671,590	Sell	07/28/11	100,000	98,912	1,088
Credit Suisse First Boston	Japanese Yen	30,000,000	Sell	07/19/11	371,317	372,683	(1,366)
Deutsche Bank AG	Japanese Yen	700,000,000	Sell	07/11/11	8,501,398	8,695,590	(194,192)
Deutsche Bank AG	Japanese Yen	1,020,000,000	Sell	08/08/11	12,642,147	12,672,607	(30,460)
Deutsche Bank AG	Canadian Dollar	735,000	Sell	09/19/11	746,098	760,510	(14,412)
HSBC	Turkish Lira	6,198,312	Sell	07/27/11	3,752,005	3,799,442	(47,437)
HSBC	Brazilian Real	329,080	Sell	08/02/11	200,000	209,185	(9,185)
HSBC	Brazilian Real	328,880	Sell	08/02/11	200,000	209,058	(9,058)
HSBC	EU Euro	466,000	Sell	07/18/11	652,992	675,421	(22,429)
HSBC	South African Rand	26,803,858	Sell	07/28/11	3,861,393	3,947,670	(86,277)
HSBC	Indonesian Rupiah	28,923,496,000	Sell	07/27/11	3,345,691	3,358,712	(13,021)
Morgan Stanley	South African Rand	671,550	Sell	07/28/11	100,000	98,906	1,094
Morgan Stanley	Mexican Peso	174,735,295	Sell	07/07/11	14,861,603	14,914,456	(52,853)
Morgan Stanley	Brazilian Real	163,090	Sell	08/02/11	100,000	103,671	(3,671)
Morgan Stanley	Brazilian Real	163,240	Sell	08/02/11	100,000	103,766	(3,766)
Morgan Stanley	Brazilian Real	163,200	Sell	08/02/11	100,000	103,741	(3,741)
Morgan Stanley	Brazilian Real	163,370	Sell	08/02/11	100,000	103,849	(3,849)
Royal Bank of Canada	EU Euro	931,000	Sell	07/18/11	1,378,578	1,349,393	29,185
Royal Bank of Canada	EU Euro	973,000	Sell	07/18/11	1,395,914	1,410,268	(14,354)
Royal Bank of Canada	Japanese Yen	102,135,000	Sell	07/14/11	1,261,300	1,268,768	(7,468)
Royal Bank of Canada	Canadian Dollar	735,000	Sell	09/19/11	745,320	760,509	(15,189)
Royal Bank of Scotland	EU Euro	205,000	Sell	07/18/11	294,683	297,127	(2,444)
Royal Bank of Scotland	Japanese Yen	5,504,000	Sell	07/14/11	68,681	68,374	307
Royal Bank of Scotland	EU Euro	724,000	Sell	07/18/11	1,048,631	1,049,366	(735)
UBS AG	Brazilian Real	163,370	Sell	08/02/11	100,000	103,849	(3,849)
UBS AG	Brazilian Real	326,740	Sell	08/02/11	200,000	207,697	(7,697)

See Accompanying Notes to Financial Statements

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	Brazilian Real	163,220	Sell	08/02/11	$100,000	$103,753	$(3,753)
UBS AG	Japanese Yen	610,000,000	Sell	08/01/11	7,469,403	7,578,395	(108,992)
UBS AG	EU Euro	198,000	Sell	07/18/11	278,645	286,981	(8,336)
UBS AG	British Pound	2,892,000	Sell	09/13/11	4,748,702	4,637,143	111,559
UBS AG	EU Euro	3,152,000	Sell	07/18/11	4,591,339	4,568,514	22,825
JP Morgan Chase & Co.	Japanese Yen	2,846,727,000	Sell	07/19/11	33,930,000	35,364,220	(1,434,220)
JP Morgan Chase & Co.	Japanese Yen	4,620,000,000	Sell	08/01/11	56,577,433	57,397,023	(819,590)
JP Morgan Chase & Co.	Japanese Yen	3,770,000,000	Sell	08/01/11	46,168,165	46,836,965	(668,800)
JP Morgan Chase & Co.	Japanese Yen	1,120,000,000	Sell	08/18/11	13,849,217	13,915,861	(66,644)
							$(4,266,357)

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	33	06/18/12	$11,718,546	$21,470
3-Month Euro Euribor	33	09/17/12	11,708,975	26,829
3-Month Euro Euribor	33	12/17/12	11,695,815	29,125
3-Month Euro Euribor	33	03/18/13	11,685,047	29,757
90-Day Eurodollar	54	09/19/11	13,453,425	8,639
90-Day Eurodollar	657	12/19/11	163,560,150	473,285
90-Day Eurodollar	1,392	03/19/12	346,312,200	1,224,426
90-Day Eurodollar	2,133	06/18/12	529,970,513	1,854,813
90-Day Eurodollar	818	09/17/12	202,823,100	41,277
90-Day Eurodollar	317	12/17/12	78,402,025	(73,152)
90-Day Eurodollar	35	12/17/12	8,656,375	(10,968)
90-Day Eurodollar	930	03/18/13	229,431,000	(181,059)
90-Day Eurodollar	123	06/17/13	30,262,613	(85,934)
90-Day Eurodollar	102	09/16/13	25,029,525	(52,599)
90-Day Eurodollar	47	12/16/13	11,501,488	(25,377)
90-Day Eurodollar	87	03/17/14	21,234,525	(51,228)
90-Day Eurodollar	14	06/16/14	3,407,950	(8,169)
Euro-Bund	55	09/08/11	10,008,121	(49,439)
U.S. Treasury 2-Year Note	81	09/30/11	17,766,845	39,127
U.S. Treasury 5-Year Note	162	09/30/11	19,309,640	(140,700)
			$1,757,937,878	$3,070,123
Short Contracts
U.S. Treasury 10-Year Note	17	09/21/11	2,079,578	(22,593)
			$2,079,578	$(22,593)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on June 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	8,700,000	$982,545	$895,490	$87,055
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	101,643	90,693	10,950
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	22,587	19,197	3,390
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	632,442	534,506	97,936
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	338,808	280,702	58,106
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	6,100,000	741,740	734,578	7,162
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	4,900,000	595,823	566,399	29,424
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	800,000	97,277	83,300	13,977
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	85,118	78,143	6,975
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	170,236	155,687	14,549
UBS Warburg LLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	300,000	36,479	35,692	787
Deutsche Bank AG	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	200,000	26,197	25,672	525
BNP Paribas Bank	CDX.NA.HY.16 Index	Sell	5.000	06/20/16	USD	4,200,000	68,044	87,215	(19,171)

See Accompanying Notes to Financial Statements

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	962,940	$3,429	$—	$3,429
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	8,611	—	8,611
BNP Paribas Bank	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	28,200,000	105,254	109,984	(4,730)
Deutsche Bank AG	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	8,900,000	33,218	41,592	(8,374)
Morgan Stanley	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	5,800,000	21,648	27,445	(5,797)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	28,520	—	28,520
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	7,397	—	7,397
							$4,107,016	$3,766,295	$340,721

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	93.833	USD	500,000	$1,193	$(5,467)	$6,660
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	107.691	USD	2,900,000	(10,588)	(4,070)	(6,518)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	93.833	USD	500,000	1,193	(10,927)	12,120
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	96.408	USD	1,000,000	1,471	(13,116)	14,587
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	107.691	USD	4,800,000	(17,524)	(11,267)	(6,257)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	107.691	USD	1,100,000	(4,016)	(2,574)	(1,442)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	93.833	USD	500,000	1,193	(5,106)	6,299
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	93.833	USD	800,000	1,909	(16,912)	18,821
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	93.833	USD	1,600,000	3,817	(13,444)	17,261
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	09/20/15	96.408	USD	900,000	1,324	(7,535)	8,859
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	03/20/16	104.313	USD	600,000	(1,173)	(1,994)	821
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/16	107.691	USD	3,500,000	(12,777)	(4,911)	(7,866)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	96.408	USD	500,000	735	(3,982)	4,717
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	52.514	USD	1,200,000	2,046	—	2,046
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	78.898	USD	600,000	57,740	—	57,740
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	78.898	USD	300,000	26,102	—	26,102
Deutsche Bank AG	General Electric Capital Corp.	Sell	1.500	09/20/11	34.172	USD	200,000	527	—	527
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	09/20/11	33.850	USD	1,000,000	1,505	(1,841)	3,346
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	120.749	USD	1,700,000	(15,077)	(29,592)	14,515
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	73.865	USD	900,000	(20,033)	(33,159)	13,126
Goldman Sachs & Co.	Government of France O.A.T.	Sell	0.250	12/20/15	69.974	USD	300,000	(5,851)	(5,088)	(763)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	73.865	USD	500,000	(11,129)	(15,672)	4,543
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	69.974	USD	700,000	(13,654)	(12,021)	(1,633)

See Accompanying Notes to Financial Statements

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/11 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	73.865	USD	500,000	$(11,130)	$(15,458)	$4,328
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	73.865	USD	800,000	(17,807)	(29,447)	11,640
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	68.496	USD	1,000,000	11,512	8,536	2,976
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	137.598	USD	2,900,000	(46,464)	(93,973)	47,509
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/18	167.901	USD	2,500,000	(101,421)	(136,023)	34,602
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	137.598	USD	1,600,000	(25,635)	(77,196)	51,561
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	78.259	USD	1,000,000	9,893	10,999	(1,106)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	03/20/15	65.425	USD	5,000,000	63,144	20,737	42,407
Deutsche Bank AG	People’s Republic of China	Sell	1.000	09/20/16	83.964	USD	400,000	3,196	2,203	993
Morgan Stanley	People’s Republic of China	Sell	1.000	09/20/16	83.964	USD	300,000	2,396	1,478	918
UBS Warburg LLC	People’s Republic of China	Sell	1.000	09/20/16	83.964	USD	300,000	2,397	1,553	844
Barclays Bank PLC	Republic of Italy	Sell	1.000	03/20/16	166.114	USD	800,000	(23,270)	(28,552)	5,282
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	03/20/16	166.114	USD	200,000	(5,818)	(7,056)	1,238
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	03/20/16	166.114	USD	2,800,000	(81,447)	(87,032)	5,585
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	168.848	USD	1,000,000	(31,673)	(18,773)	(12,900)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	168.848	USD	16,400,000	(519,440)	(297,928)	(221,512)
Deutsche Bank AG	Reynolds American Inc.	Sell	1.280	06/20/17	145.656	USD	600,000	(5,820)	—	(5,820)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	148.148	USD	300,000	(6,472)	(7,969)	1,497
Deutsche Bank AG	Ruplic of Kazakhstan	Sell	1.000	03/20/16	148.148	USD	300,000	(6,472)	(8,353)	1,881
HSBC Bank USA	Ruplic of Kazakhstan	Sell	1.000	03/20/16	148.148	USD	400,000	(8,629)	(10,796)	2,167
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	03/20/16	257.067	USD	300,000	(20,007)	(18,629)	(1,378)
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	06/20/16	258.871	USD	1,000,000	(70,412)	(57,498)	(12,914)
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	47.812	USD	4,600,000	93,612	32,182	61,430
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	53.420	USD	800,000	16,224	15,892	332
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	53.420	USD	1,000,000	20,279	20,061	218
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	58.989	USD	400,000	7,866	6,856	1,010
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	88.521	USD	600,000	2,509	(9,808)	12,317
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	88.521	USD	600,000	2,509	(10,009)	12,518
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	94.276	USD	1,000,000	2,345	(12,693)	15,038
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	101.241	USD	8,000,000	(4,500)	(42,421)	37,921
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	88.521	USD	200,000	837	(3,336)	4,173
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	44.902	EUR	5,000,000	(57,838)	(60,956)	3,118
								$(816,603)	$(1,112,087)	$295,484

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

See Accompanying Notes to Financial Statements

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	1,500,000	$3,827	$—	$3,827
Receive a fixed rate equal to 12.285% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	12,500,000	119,701	14,127	105,574
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	3,900,000	11,343	4,944	6,399
Receive a fixed rate equal to 11.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/14	BRL	3,200,000	2,864	10,123	(7,259)
Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	1,900,000	11,435	724	10,711
Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	11,100,000	69,751	1,352	68,399
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	8,500,000	30,958	896	30,062
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	3,500,000	13,560	(2,669)	16,229
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/14	BRL	4,200,000	56,077	20,866	35,211
Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	13,000,000	119,643	15,418	104,225
Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	16,100,000	171,258	4,362	166,896
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	1,400,000	3,785	—	3,785
Receive a fixed rate equal to 12.830% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	14,300,000	170,123	—	170,123

See Accompanying Notes to Financial Statements

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	11,200,000	$40,792	$9,387	$31,405
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	5,000,000	49,599	7,968	41,631
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	5,300,000	10,295	(2,218)	12,513
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/14	BRL	400,000	4,603	1,616	2,987
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	2,100,000	46,512	—	46,512
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	2,900,000	94,807	(3,031)	97,838
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	400,000	26,668	418	26,250
Receive a fixed rate equal to 11.630% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/12	BRL	20,600,000	81,097	(2,244)	83,341
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	2,500,000	11,705	2,124	9,581
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	9,200,000	79,885	18,941	60,944
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	1,600,000	17,638	4,945	12,693
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	3,100,000	(11,642)	(391)	(11,251)
Receive a fixed rate equal to 12.080% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Royal Bank of Scotland Group PLC	01/02/12	BRL	2,500,000	17,949	1,341	16,608
Receive a fixed rate equal to 11.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Royal Bank of Scotland Group PLC	01/02/13	BRL	3,200,000	(3,575)	2,099	(5,674)
Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/12	BRL	1,800,000	6,913	—	6,913
Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/12	BRL	2,500,000	(28,419)	(2,601)	(25,818)

See Accompanying Notes to Financial Statements

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	2,100,000	$13,229	$2,632	$10,597
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	2,600,000	16,694	4,505	12,189
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Barclays Bank PLC	09/21/21	EUR	14,200,000	29,510	235,926	(206,416)
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Citigroup, Inc.	09/21/21	EUR	1,300,000	26,786	1,569	25,217
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Goldman Sachs & Co.	09/21/21	EUR	7,900,000	16,417	(86,606)	103,023
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	2,000,000	4,157	(15,088)	19,245
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	3,500,000	72,115	16,861	55,254
Receive a fixed rate equal to 7.340% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	01/28/15	MXN	104,200,000	387,810	(849)	388,659
Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	01/28/15	MXN	19,900,000	73,496	(955)	74,451
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	52,271	—	52,271
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Barclays Bank PLC	06/15/41	USD	5,900,000	(192,977)	114,549	(307,526)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Citigroup, Inc.	06/15/41	USD	7,100,000	(232,227)	162,304	(394,531)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Citigroup, Inc.	12/21/41	USD	1,000,000	29,846	12,223	17,623
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Citigroup, Inc.	06/15/21	USD	7,800,000	(171,509)	43,011	(214,520)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	12/21/41	USD	1,200,000	35,814	(4,799)	40,613
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Deutsche Bank AG	06/15/21	USD	3,000,000	(65,965)	70,453	(136,418)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs & Co.	06/15/41	USD	2,800,000	(91,582)	83,121	(174,703)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: HSBC Bank USA	06/15/41	USD	5,000,000	(163,540)	76,001	(239,541)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: HSBC Bank USA	06/15/21	USD	1,200,000	(26,386)	(4,925)	(21,461)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000% Counterparty: Morgan Stanley	12/21/41	USD	1,300,000	38,799	21,634	17,165
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: Morgan Stanley	06/15/21	USD	1,400,000	(30,784)	25,044	(55,828)

See Accompanying Notes to Financial Statements

	Termination Date	Notional Amount		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Morgan Stanley	06/15/41	USD	28,900,000	$(945,261)	$318,028	$(1,263,289)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Royal Bank of Scotland Group PLC	06/15/41	USD	15,700,000	(513,515)	312,013	(825,528)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: UBS Warburg LLC	06/15/41	USD	300,000	(9,812)	11,175	(20,987)
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Counterparty: UBS Warburg LLC	06/15/21	USD	2,300,000	(50,571)	43,744	(94,315)
				$(468,033)	$1,550,068	$(2,018,101)

ING PIMCO Total Return Portfolio Written Inflation Floors Outstanding on June 30, 2011:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	1,600,000	$13,760	$(4,286)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	2,000,000	17,600	(5,579)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	2,200,000	28,380	(6,765)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	1,000,000	7,500	(3,550)
							$67,240	$(20,180)

ING PIMCO Total Return Portfolio Written Options Open on June 30, 2011:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value
90-Day Eurodollar March Futures Put Option CME	USD	99.00	03/19/12	123	$100,566	$(16,913)
90-Day Eurodollar September Futures Put Option CME	USD	99.38	09/19/11	99	64,271	(7,425)
U.S. Treasury 5-Year Note September Futures Put Option CBOT	USD	121.50	08/26/11	16	3,689	(2,375)
					$168,526	$(26,713)

ING PIMCO Total Return Portfolio Written Swaptions Open on June 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000	06/18/12	USD	21,800,000	$197,358	$(79,649)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250	09/24/12	USD	2,900,000	19,756	(14,739)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000	06/18/12	USD	16,900,000	182,931	(61,746)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250	07/16/12	USD	9,100,000	224,982	(123,422)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750	06/18/12	USD	11,800,000	122,491	(56,258)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000	06/18/12	USD	13,000,000	141,396	(47,497)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.750	08/24/11	USD	15,100,000	75,500	(44,892)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250	09/24/12	USD	18,400,000	112,916	(93,518)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	4.250	10/11/11	USD	36,600,000	186,113	(73,482)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000	07/10/12	USD	4,900,000	29,523	(66)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750	11/19/12	USD	19,700,000	74,368	(56,927)

See Accompanying Notes to Financial Statements

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.000	04/30/12	USD	21,800,000	$43,600	$(12,169)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250	09/24/12	USD	60,000,000	470,203	(304,949)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.500	08/24/11	USD	8,400,000	34,440	(18,173)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.500	09/12/11	USD	3,300,000	14,520	(11,505)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750	06/18/12	USD	10,800,000	105,840	(51,490)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000	06/18/12	USD	31,100,000	274,720	(113,628)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250	07/16/12	USD	3,000,000	75,330	(40,689)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.000	08/24/11	USD	15,100,000	92,110	(54,364)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	3.000	10/11/11	USD	36,600,000	186,113	(229,669)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800	08/24/11	USD	8,400,000	15,960	(13,933)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.800	09/12/11	USD	3,300,000	7,920	(6,650)
					Total Written Swaptions			$2,688,090	$(1,509,415)

The following sales commitments were held by the ING PIMCO Total Return Portfolio at June 30, 2011:

Principal Amount	Description	Fair Value
$(14,000,000)	Fannie Mae	$(14,004,368)
(132,000,000)	Fannie Mae	(137,527,500)
(1,000,000)	Fannie Mae	(1,018,438)
	Total Sales Commitments Cost $(152,605,262)	$(152,550,306)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO	as of June 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 73.9%
		Consumer Discretionary: 10.0%
200,000	#	Allison Transmission, Inc., 7.125%, 05/15/19	$195,500	0.2
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	333,988	0.3
200,000	#	Brown Shoe Co., Inc., 7.125%, 05/15/19	192,000	0.2
545,000	#,+	Burger King Capital Holdings LLC / Burger King Capital Finance, Inc., —%, 04/15/19	317,462	0.3
145,000	#	Cambium Learning Group, Inc., 9.750%, 02/15/17	144,275	0.1
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	545,187	0.5
350,000		Chrysler Group LLC, 6.000%, 04/28/17	341,833	0.3
270,000	#	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	265,950	0.3
130,000	#	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	128,375	0.1
350,000		DR Horton, Inc., 2.000%, 05/15/14	389,375	0.4
66,704		Federal Mogul Corp., 2.128%, 12/28/15	63,273	0.1
130,739		Federal Mogul Corp., 2.128%, 12/29/14	124,015	0.1
100,000	#	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	95,000	0.1
472,000		Ford Motor Co., 4.250%, 11/15/16	811,250	0.8
575,000		Interpublic Group of Cos., Inc., 10.000%, 07/15/17	682,813	0.7
104,000	#	Lennar Corp., 2.750%, 12/15/20	111,670	0.1
1,010,000	#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	95,950	0.1
145,000	#	MDC Partners, Inc., 11.000%, 11/01/16	161,856	0.1
620,000		Navistar International Corp., 3.000%, 10/15/14	814,525	0.8
542,459	#,&	Pegasus Solutions, Inc., 13.000%, 04/15/14	406,844	0.4
496,250		Pierre Foods, Inc., 7.000%, 07/29/16	500,489	0.5
575,000	#	Pilgrim’s Pride Corp., 7.875%, 12/15/18	534,750	0.5
71,000		Pinnacle Entertainment, Inc., 8.750%, 05/15/20	74,728	0.1
75,000		Regal Entertainment Group, 9.125%, 08/15/18	78,000	0.1
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	222,169	0.2
500,000		Sitel LLC / Sitel Finance Corp., 11.500%, 04/01/18	460,000	0.4
360,000		Sonic Automotive, Inc., 5.000%, 10/01/29	477,000	0.5
163,000		Sonic Automotive, Inc., 9.000%, 03/15/18	172,373	0.2
117,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	122,119	0.1
416,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17	450,320	0.4
980,000		Wesco Distribution, Inc., 7.500%, 10/15/17	999,600	1.0
			10,312,689	10.0

		Consumer Staples: 5.4%
430,000		Alliance One International, Inc., 5.500%, 07/15/14	413,337	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	800,250	0.8
266,625		Ardent Health Services, 6.500%, 09/15/15	267,375	0.3
250,000		Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.250%, 01/15/19	254,375	0.2
125,000	&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	125,625	0.1
250,000	#	CDRT Merger Sub, Inc., 8.125%, 06/01/19	250,625	0.2
650,000		NCO Group, Inc., 5.136%, 11/15/13	578,500	0.6
278,748		NCO Group, Inc., 8.000%, 05/15/13	275,611	0.3
235,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	220,900	0.2
530,000		Ticketmaster Entertainment, Inc., 10.750%, 08/01/16	580,350	0.6
733,083		Web Service Co. LLC, 7.000%, 08/04/14	733,999	0.7
830,000		Yankee Acquisition Corp., 9.750%, 02/15/17	877,725	0.8
200,000	#,&	YCC Holdings LLC / Yankee Finance, Inc., 10.250%, 02/15/16	201,500	0.2
			5,580,172	5.4

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 10.5%
200,000		Alpha Natural Resources, Inc., 6.000%, 06/01/19	$200,500	0.2
197,000		American Petroleum Tankers Parent LLC / AP Tankers Co., 10.250%, 05/01/15	206,850	0.2
219,848		Aquilex Holdings LLC, 6.000%, 03/11/16	219,711	0.2
200,000	#	Arch Coal, Inc., 7.000%, 06/15/19	200,500	0.2
89,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	92,115	0.1
75,000		Chaparral Energy, Inc., 8.250%, 09/01/21	75,937	0.1
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	273,375	0.3
620,000		Chesapeake Energy Corp., 2.500%, 05/15/37	655,650	0.6
125,000		Comstock Resources, Inc., 7.750%, 04/01/19	126,094	0.1
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	225,844	0.2
150,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	148,500	0.1
130,000	#	Energy Partners Ltd., 8.250%, 02/15/18	123,500	0.1
200,000		Enterprise Products Operating L.P., 7.000%, 06/01/67	200,198	0.2
500,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	485,000	0.5
300,000		Exterran Holdings, Inc., 4.250%, 06/15/14	334,125	0.3
305,000	#	Goodrich Petroleum Corp., 8.875%, 03/15/19	306,525	0.3
450,000	#	Hilcorp Energy I LP, 7.750%, 11/01/15	465,750	0.5
500,000		Holly Energy Partners LP, 6.250%, 03/01/15	502,500	0.5
100,000	#	James River Coal Co., 3.125%, 03/15/18	100,000	0.1
730,000		Massey Energy Co., 3.250%, 08/01/15	778,362	0.8
300,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	300,750	0.3
500,000	#	Murray Energy Corp., 10.250%, 10/15/15	527,500	0.5
71,000		Newpark Resources, Inc., 4.000%, 10/01/17	83,159	0.1
675,000		Novelis, Inc./GA, 8.750%, 12/15/20	732,375	0.7
175,000		Petrohawk Energy Corp., 7.250%, 08/15/18	180,469	0.2
75,000		Pioneer Drilling Co., 9.875%, 03/15/18	80,625	0.1
250,000		Precision Drilling Corp., 6.625%, 11/15/20	253,750	0.2
785,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	777,150	0.8
1,835,000		Tesoro Corp., 6.500%, 06/01/17	1,880,875	1.8
130,000	#	Venoco, Inc., 8.875%, 02/15/19	130,650	0.1
125,000		Whiting Petroleum Corp., 6.500%, 10/01/18	130,625	0.1
			10,798,964	10.5

		Financials: 7.7%
689		AES Red Oak, LLC, 8.540%, 11/30/19	713	0.0
545,000	#	Alliant Holdings I, Inc., 11.000%, 05/01/15	579,063	0.6
139,796		Alliant Insurance Services, 3.246%, 08/21/14	138,398	0.1
301,842		Amwins Group, Inc., 2.760%, 06/11/13	299,766	0.3
140,000		BAC Capital Trust VI, 5.625%, 03/08/35	120,964	0.1
460,000	#,±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	184,000	0.2
300,000	#	CEVA Group PLC, 11.500%, 04/01/18	317,250	0.3
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	158,413	0.2
2,010,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,919,550	1.9
40,000		Forest City Enterprises, Inc., 7.625%, 06/01/15	39,400	0.0
100,000		Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, 03/15/18	106,500	0.1
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	204,187	0.2
216,150		HUB International Holdings, Inc., 6.750%, 06/13/14	216,717	0.2
360,000	#	HUB International Holdings, Inc., 10.250%, 06/15/15	368,100	0.4
70,000		Janus Capital Group, Inc., 6.700%, 06/15/17	76,833	0.1
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, 03/15/37	956,598	0.9
305,000		National Money Mart Co., 10.375%, 12/15/16	336,262	0.3
540,000		Offshore Group Investments Ltd., 11.500%, 08/01/15	589,950	0.6

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
335,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.750%, 05/15/18	$330,813	0.3
200,000		Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	201,000	0.2
241,667		SHG Services, Inc., 7.500%, 09/23/16	240,911	0.2
525,000	#	USB Realty Corp., 6.091%, 12/22/49	460,688	0.4
110,000	#	USI Holdings Corp., 4.136%, 11/15/14	102,850	0.1
			7,948,926	7.7

		Health Care: 7.4%
710,000		Alere, Inc., 3.000%, 05/15/16	776,563	0.8
175,000		BioMarin Pharmaceuticals, Inc., 1.875%, 04/23/17	253,094	0.3
253,000		BioScrip, Inc., 10.250%, 10/01/15	265,334	0.3
200,000	#	ConvaTec Healthcare SA, 10.500%, 12/15/18	208,000	0.2
250,000		Cubist Pharmaceuticals, Inc., 2.250%, 06/15/13	320,625	0.3
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	743,470	0.7
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	241,680	0.2
392,500		Gentiva Health Services, Inc., 4.750%, 05/23/16	390,832	0.4
450,000	+	Hologic, Inc., 2.000%, 12/15/37	516,375	0.5
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	341,960	0.3
665,000		MannKind Corp., 3.750%, 12/15/13	381,544	0.4
210,000		NuVasive, Inc., 2.750%, 07/01/17	213,412	0.2
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	413,844	0.4
300,000		Surgery Center Holdings, Inc., 6.500%, 09/20/16	301,687	0.3
878,852	#,&	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	907,415	0.9
145,000		Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	147,537	0.1
300,000	Z	Vanguard Health Systems, Inc., —, 02/01/16	199,125	0.2
746,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	942,757	0.9
			7,565,254	7.4

		Industrials: 10.9%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	265,000	0.3
200,000		Aeroflex, Inc., 4.250%, 04/25/18	199,624	0.2
1,000,000		Anixter International, Inc., 5.950%, 03/01/15	1,015,000	1.0
225,000		Coleman Cable, Inc., 9.000%, 02/15/18	236,250	0.2
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	120,912	0.1
20,921		Continental Airlines, Inc., 7.461%, 04/01/13	20,790	0.0
121,729	±	DAE Aviation Holdings, 5.280%, 07/31/14	121,627	0.1
126,690		DAE Aviation Holdings, 5.280%, 07/31/14	126,585	0.1
477,000	#	DynCorp International, Inc., 10.375%, 07/01/17	491,310	0.5
509,000	+	General Cable Corp., 4.500%, 11/15/29	703,056	0.7
297,750		Goodman Global, Inc., 5.750%, 10/06/16	299,217	0.3
120,000	#	Greenbrier Cos, Inc., 3.500%, 04/01/18	109,200	0.1
623,000		Horizon Lines, Inc., 4.250%, 08/15/12	507,745	0.5
224,300		Hudson Product Corp., 8.500%, 08/27/15	214,767	0.2
245,309		Hunter Defense Technologies, 3.500%, 08/01/14	239,176	0.2
2,600,000	X	Lear Corp. Escrow, —%,	—	—
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	199,500	0.2
465,000		MasTec, Inc., 4.000%, 06/15/14	665,531	0.6
500,000		Mueller Water Products, 7.375%, 06/01/17	472,500	0.5
255,000	#	New Enterprise Stone & Lime Co., 11.000%, 09/01/18	237,150	0.2
68,228		Niagara Corp., 10.500%, 07/03/14	67,205	0.1
75,000		Polypore International, Inc., 7.500%, 11/15/17	79,688	0.1
1,065,000	+	Roper Industries, Inc., —%, 01/15/34	1,104,938	1.1
200,000		Rural/Metro Corp., 8.750%, 03/28/12	200,000	0.2
399,000		Sunpower Corp. - Class A, 4.750%, 04/15/14	424,935	0.4
255,000		SunPower Corp., 4.500%, 03/15/15	283,688	0.3

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
135,000		Swift Services Holdings, Inc., 10.000%, 11/15/18	$143,606	0.1
280,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	264,250	0.2
1,166,000		Wesco International, Inc., 6.000%, 09/15/29	2,431,110	2.4
			11,244,360	10.9

		Information Technology: 5.2%
316,000	#	Allen Systems Group, Inc., 10.500%, 11/15/16	319,160	0.3
89,000	#	First Data Corp., 8.250%, 01/15/21	87,665	0.1
21,000		First Data Corp., 9.875%, 09/24/15	21,683	0.0
89,000	#	First Data Corp., 12.625%, 01/15/21	95,675	0.1
580,897		Frac Tech International LLC, 6.250%, 04/19/16	580,670	0.6
330,000	#	Lam Research Corp., 1.250%, 05/15/18	329,175	0.3
250,000	#	MedAssets, Inc., 8.000%, 11/15/18	248,750	0.3
350,000	#	Mentor Graphics Corp., 4.000%, 04/01/31	350,875	0.3
1,445,000	X	Millicom International Cellular S.A. Escrow, —%,	—	—
355,000	#	Novellus Systems, Inc., 2.625%, 05/15/41	378,075	0.4
550,000		Nuance Communications, Inc., 2.750%, 08/15/27	723,250	0.7
556,000		ON Semiconductor Corp., 2.625%, 12/15/26	676,235	0.7
450,000	#	Seagate HDD Cayman, 7.000%, 11/01/21	452,250	0.4
310,000	#	Seagate HDD Cayman, 7.750%, 12/15/18	327,050	0.3
150,000	#	WebMD Health Corp., 2.250%, 03/31/16	144,375	0.1
625,000	#	WebMD Health Corp., 2.500%, 01/31/18	607,031	0.6
			5,341,919	5.2

		Materials: 7.8%
300,000	#	AEP Industries, Inc., 8.250%, 04/15/19	302,250	0.3
550,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	514,250	0.5
250,000	#	APERAM, 7.375%, 04/01/16	252,500	0.2
150,000	#	Appleton Papers, Inc., 10.500%, 06/15/15	157,125	0.2
300,000	#,&	ARD Finance SA, 11.125%, 06/01/18	308,250	0.3
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	136,013	0.1
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	630,400	0.6
400,000		Graham Packaging Co. L.P. / GPC Capital Corp. I, 8.250%, 01/01/17	448,000	0.4
225,000		Graham Packaging Co., Inc., 9.875%, 10/15/14	232,031	0.2
261,000		Graphic Packaging International Corp., 9.500%, 08/15/13	264,915	0.3
475,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	496,375	0.5
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	225,570	0.2
215,000	#	Ineos Finance PLC, 9.000%, 05/15/15	226,825	0.2
235,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	233,237	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	153,000	0.2
260,000	#	Millar Western Forest Products Ltd., 8.500%, 04/01/21	235,300	0.2
264,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	270,600	0.3
400,333	&	Noranda Aluminium Acquisition Corp., 4.417%, 05/15/15	381,317	0.4
1,400,000		Nova Chemicals Corp., 7.875%, 09/15/25	1,410,500	1.4
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	331,500	0.3
180,000		Steel Dynamics, Inc., 5.125%, 06/15/14	215,550	0.2
370,000		Texas Industries, Inc., 9.250%, 08/15/20	359,825	0.4
253,000	#	USG Corp., 8.375%, 10/15/18	250,470	0.2
			8,035,803	7.8

		Telecommunication Services: 6.6%
241,704		BCE, Inc., 3.190%, 10/31/14	238,833	0.2
247,436		Cengage Learning Acquisitions, Inc., 2.500%, 07/04/14	222,692	0.2
250,000		Ciena Corp., 0.875%, 06/15/17	212,813	0.2
450,000		Cincinnati Bell, Inc., 8.250%, 10/15/17	454,500	0.5
230,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	230,000	0.2
240,000		Cincinnati Bell, Inc., 8.750%, 03/15/18	229,200	0.2

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
600,000		Cricket Communications, Inc., 7.750%, 10/15/20	$589,500	0.6
135,000	#	EH Holding Corp., 6.500%, 06/15/19	138,038	0.1
245,000		Frontier Communications Corp., 8.500%, 04/15/20	268,275	0.3
555,000		Frontier Communications Corp., 8.750%, 04/15/22	607,725	0.6
220,000		GeoEye, Inc., 9.625%, 10/01/15	249,700	0.3
262,000		Global Crossing Ltd., 12.000%, 09/15/15	306,540	0.3
185,000		Hughes Network Systems LLC/HNS Finance Corp., 9.500%, 04/15/14	190,088	0.2
590,000	#,&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	635,725	0.6
150,000		Intelsat Corp., 3.285%, 02/01/14	144,844	0.1
50,000	#	Intelsat Jackson Holdings SA, 7.250%, 04/01/19	49,750	0.1
2,406	&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	2,592	0.0
120,000	#	InterDigital, Inc./PA, 2.500%, 03/15/16	126,150	0.1
700,000		PAETEC Holding Corp., 8.875%, 06/30/17	738,500	0.7
20,763		Telesat Canada / Telesat LLC, 3.190%, 10/31/14	20,516	0.0
270,000		Telesat Canada / Telesat LLC, 11.000%, 11/01/15	296,662	0.3
245,251		Wide Open West, 8.750%, 06/18/14	246,324	0.2
200,000		Windstream Corp., 7.750%, 10/15/20	210,500	0.2
350,000		Windstream Corp., 7.750%, 10/01/21	367,500	0.4
			6,776,967	6.6

		Utilities: 2.4%
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	746,375	0.7
430,000	#	Intergen NV, 9.000%, 06/30/17	456,875	0.5
275,000	#	NRG Energy, Inc., 7.625%, 01/15/18	276,031	0.3
550,000	#	NRG Energy, Inc., 7.625%, 05/15/19	548,625	0.5
100,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	98,750	0.1
375,000	#	Texas Competitive Electric Holdings Co., LLC, 15.000%, 04/01/21	309,375	0.3
			2,436,031	2.4

	Total Corporate Bonds/Notes (Cost $68,979,349)		76,041,085	73.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,066,140	1.0

	Total Collateralized Mortgage Obligations (Cost $1,008,531)		1,066,140	1.0

MUNICIPAL BONDS: 2.5%
		Illinois: 0.4%
375,000		Illinois Finance Authority, 6.500%, 10/15/40	385,129	0.4

		New Jersey: 0.3%
290,000		New Jersey Economic Development Authority, 6.250%, 09/15/29	272,872	0.3

		Ohio: 0.4%
335,000		State of Ohio, 5.650%, 03/01/33	270,640	0.3
160,000		State of Ohio, 5.600%, 08/01/32	128,037	0.1
			398,677	0.4

		Oregon: 0.1%
145,000		State of Oregon, 5.700%, 12/01/25	138,811	0.1

		Texas: 1.1%
130,000		Alliance Airport Authority/TX, 5.250%, 12/01/29	85,779	0.1
995,000		Alliance Airport Authority/TX, 5.750%, 12/01/29	698,371	0.7
280,000		City of Houston TX, 6.750%, 07/01/29	278,043	0.2
150,000		Dallas-Fort Worth International Airport Facilities Improvement Corp., 6.375%, 05/01/35	110,787	0.1
			1,172,980	1.1

See Accompanying Notes to Financial Statements

Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
		Virginia: 0.2%
160,000		Goochland County Industrial Development Authority, 5.650%, 12/01/25	$152,414	0.2

	Total Municipal Bonds (Cost $2,483,829)		2,520,883	2.5

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
120,000		Bear Stearns Asset-Backed Securities, Inc., 0.636%, 01/25/47	48,067	0.0
150,000	#	Dominos Pizza Master Issuer LLC, 5.261%, 04/25/37	152,053	0.2

	Total Asset-Backed Securities (Cost $208,435)		200,120	0.2

Shares
COMMON STOCK: 15.4%
		Consumer Discretionary: 0.9%
2,908		Lear Corp.	155,520	0.1
1,476	X	Perseus Holding Corp.	—	—
25,931		Service Corp. International	302,874	0.3
10,909		Starbucks Corp.	430,797	0.4
2,267	@	WMS Industries, Inc.	69,642	0.1
			958,833	0.9

		Consumer Staples: 0.1%
35,400	@	Alliance One International, Inc.	114,342	0.1

		Energy: 1.0%
43,381	@	Hercules Offshore, Inc.	239,029	0.2
6,900		Marathon Oil Corp.	363,492	0.4
17,091	@	SandRidge Energy, Inc.	182,190	0.2
2,859		Transocean Ltd.	184,577	0.2
			969,288	1.0

		Financials: 0.4%
8,255		Annaly Capital Management, Inc.	148,920	0.1
651		CME Group, Inc.	189,825	0.2
1,162	@,X	KNIA Holdings	8,125	0.0
2,445		Legg Mason, Inc.	80,098	0.1
			426,968	0.4

		Health Care: 3.7%
7,838		Aetna, Inc.	345,577	0.3
1,400	@	Alere, Inc.	51,268	0.0
3,571		Alere, Inc.	996,309	1.0
4,804	@	Bio-Rad Laboratories, Inc.	573,405	0.6
5,800		Cigna Corp.	298,294	0.3
11,045		Thermo Fisher Scientific, Inc.	711,188	0.7
6,200		UnitedHealth Group, Inc.	319,796	0.3
5,350	@	Waters Corp.	512,209	0.5
			3,808,046	3.7

		Industrials: 3.4%
17,548	@	BE Aerospace, Inc.	716,134	0.7
8,080		Cooper Industries PLC	482,133	0.5
13,512	@	DigitalGlobe, Inc.	343,340	0.3
7,920		ESCO Technologies, Inc.	291,456	0.3
4,100	@	General Cable Corp.	174,578	0.2
7,255	@	GeoEye, Inc.	271,337	0.2
6,900		ITT Corp.	406,617	0.4
8,019		Kennametal, Inc.	338,482	0.3
5,300		Lennox International, Inc.	228,271	0.2
16,300	@	Orbital Sciences Corp.	274,655	0.3
			3,527,003	3.4

		Information Technology: 1.7%
1,200	@	Arrow Electronics, Inc.	49,800	0.0
6,500	@	Blackboard, Inc.	282,035	0.3
11,400	@	Ingram Micro, Inc.	206,796	0.2
7,419		Itron, Inc.	357,299	0.3
21		Magnachip Semiconductors S.A.	—	—
47,900		PMC - Sierra, Inc.	362,603	0.4
4,000	@	Research In Motion Ltd.	115,400	0.1
10,664		TE Connectivity Ltd.	392,009	0.4
			1,765,942	1.7

		Materials: 3.5%
2,371		FMC Corp.	203,953	0.2
16,600		Freeport-McMoRan Copper & Gold, Inc.	878,140	0.9
34,947	@	Georgia Gulf Corp.	843,621	0.8
31,949		LyondellBasell Industries NV	1,230,676	1.2
4,000	@	Owens-Illinois, Inc.	103,240	0.1
91,233	@	Polymet Mining Corp.	149,622	0.1
5,400		Texas Industries, Inc.	224,802	0.2
			3,634,054	3.5

		Telecommunication Services: 0.4%
28,800		Windstream Corp.	373,248	0.4

		Utilities: 0.3%
12,664		CMS Energy Corp.	249,354	0.3

	Total Common Stock (Cost $10,095,342)		15,827,078	15.4

PREFERRED STOCK: 3.6%
		Consumer Staples: 0.1%
7,500	#	2009 Dole Food Automatic Common Exchange Security Trust	96,563	0.1

		Energy: 0.7%
11,500		Petroquest Energy, Inc.	516,568	0.5

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Energy: (continued)
1,400		SandRidge Energy, Inc.	$220,066	0.2
			736,634	0.7

		Financials: 2.4%
325	#,P	Ally Financial, Inc.	305,460	0.3
27,580	P	Forest City Enterprises, Inc.	1,865,260	1.8
10,000	@,P	GMAC Capital Trust I	256,000	0.3
775	X	Perseus Holding Corp.	—	—
			2,426,720	2.4

		Industrials: 0.4%
2,200	P	General Cable Corp.	469,425	0.4

	Total Preferred Stock (Cost $2,695,756)		3,729,342	3.6

WARRANTS: —%
		Information Technology: —%
840		Magnachip Semiconductors S.A.	—	—

	Total Warrants (Cost $13)		—	—

	Total Long-Term Investments (Cost $85,471,255)		99,384,648	96.6

SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
2,483,208		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $2,483,208)	2,483,208	2.4

	Total Short-Term Investments (Cost $2,483,208)		2,483,208	2.4

	Total Investments in Securities (Cost $87,954,463)*		$101,867,856	99.0
	Assets in Excess of Other Liabilities		1,007,370	1.0
	Net Assets		$102,875,226	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $88,010,193.

Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$17,019,662
	Gross Unrealized Depreciation	(3,161,999)

	Net Unrealized appreciation	$13,857,663

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$958,833	$—	$—	$958,833
Consumer Staples	114,342	—	—	114,342
Energy	969,288	—	—	969,288
Financials	418,843	8,125	—	426,968
Health Care	3,808,046	—	—	3,808,046
Industrials	3,527,003	—	—	3,527,003
Information Technology	1,765,942	—	—	1,765,942
Materials	3,634,054	—	—	3,634,054
Telecommunication Services	373,248	—	—	373,248
Utilities	249,354	—	—	249,354
Total Common Stock	15,818,953	8,125	—	15,827,078
Preferred Stock	—	1,864,082	1,865,260	3,729,342
Warrants	—	—	—	—
Corporate Bonds/Notes	—	76,041,085	—	76,041,085
Collateralized Mortgage Obligations	—	1,066,140	—	1,066,140
Municipal Bonds	—	2,520,883	—	2,520,883
Asset-Backed Securities	—	200,120	—	200,120
Short-Term Investments	2,483,208	—	—	2,483,208
Total Investments, at value	$18,302,161	$81,700,435	$1,865,260	$101,867,856

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 17.1%
21,400		Advance Auto Parts, Inc.	$1,251,686	0.1
8,100		Autozone, Inc.	2,388,285	0.3
103,400		Bed Bath & Beyond, Inc.	6,035,458	0.7
159,500		Carmax, Inc.	5,274,665	0.6
32,100	@	Central European Media Enterprises Ltd.	633,975	0.1
83,200		Chico’s FAS, Inc.	1,267,136	0.2
10,700		Chipotle Mexican Grill, Inc.	3,297,633	0.4
66,400		Choice Hotels International, Inc.	2,215,104	0.3
36,100		Coach, Inc.	2,307,873	0.3
79,000		CTC Media, Inc.	1,684,280	0.2
60,700		Ctrip.com International Ltd. ADR ADR	2,614,956	0.3
56,400		Dick’s Sporting Goods, Inc.	2,168,580	0.3
147,350	@	Discovery Communications, Inc. - Class C	5,385,642	0.6
80,700		Dollar General Corp.	2,734,923	0.3
56,250		Dollar Tree, Inc.	3,747,375	0.4
27,400		Fossil, Inc.	3,225,528	0.4
61,100		Gap, Inc.	1,105,910	0.1
91,200		Gentex Corp.	2,756,976	0.3
40,600		Guess ?, Inc.	1,707,636	0.2
29,000	@	Hyatt Hotels Corp.	1,183,780	0.1
118,100		International Game Technology	2,076,198	0.2
61,400		Kohl’s Corp.	3,070,614	0.4
376,300		Liberty Media Corp. - Interactive - Class A	6,310,551	0.7
14,600		Liberty Media Corp. - Starz	1,098,504	0.1
68,150		Madison Square Garden, Inc.	1,876,170	0.2
166,512		Marriott International, Inc.	5,909,511	0.7
177,900		Mattel, Inc.	4,890,471	0.6
113,400		McGraw-Hill Cos., Inc.	4,752,594	0.6
41,600		Men’s Wearhouse, Inc.	1,401,920	0.2
11,800		New Oriental Education & Technology Group ADR	1,318,296	0.2
113,300		Omnicom Group	5,456,528	0.6
75,700		O’Reilly Automotive, Inc.	4,959,107	0.6
97,200	@,L	Pandora Media, Inc.	1,838,052	0.2
24,900		Panera Bread Co.	3,128,934	0.4
48,800	L	Petsmart, Inc.	2,214,056	0.3
2,800		Priceline.com, Inc.	1,433,404	0.2
68,600		Ross Stores, Inc.	5,496,232	0.7
120,000		Royal Caribbean Cruises Ltd.	4,516,800	0.5
56,055		Staples, Inc.	885,669	0.1
96,000		Starwood Hotels & Resorts Worldwide, Inc.	5,379,840	0.6
8,800	L	Strayer Education, Inc.	1,112,232	0.1
52,900		Tiffany & Co.	4,153,708	0.5
82,150		Tim Hortons, Inc.	4,009,741	0.5
99,800		Toll Brothers, Inc.	2,069,852	0.2
27,400		Tractor Supply Co.	1,832,512	0.2
26,100		TRW Automotive Holdings Corp.	1,540,683	0.2
81,000		Urban Outfitters, Inc.	2,280,150	0.3
42,700		Williams-Sonoma, Inc.	1,558,123	0.2
53,550		WMS Industries, Inc.	1,645,056	0.2
24,700		Wynn Resorts Ltd.	3,545,438	0.4
			144,748,347	17.1

		Consumer Staples: 3.2%
171,400		Avon Products, Inc.	4,799,200	0.6
37,700		Brown-Forman Corp.	2,815,813	0.3
30,000		Campbell Soup Co.	1,036,500	0.1
77,200		Church & Dwight Co., Inc.	3,129,688	0.4
35,200		Clorox Co.	2,373,888	0.3
43,700		Hershey Co.	2,484,345	0.3
16,600		JM Smucker Co.	1,268,904	0.1
13,000		Lorillard, Inc.	1,415,310	0.2
41,800		McCormick & Co., Inc.	2,072,026	0.2
19,200		Mead Johnson Nutrition Co.	1,296,960	0.2
69,100		Whole Foods Market, Inc.	4,384,395	0.5
			27,077,029	3.2

		Energy: 9.2%
138,169		Arch Coal, Inc.	3,683,586	0.4
127,100		Cameron International Corp.	6,391,859	0.8
22,300		Cimarex Energy Co.	2,005,216	0.2
56,800		Concho Resources, Inc.	5,217,080	0.6
44,100		Continental Resources, Inc.	2,862,531	0.3
31,800	L	Core Laboratories NV	3,546,972	0.4
41,500	L	Diamond Offshore Drilling	2,922,015	0.3
27,800	L	Dresser-Rand Group, Inc.	1,494,250	0.2
20,700		Dril-Quip, Inc.	1,404,081	0.2
77,100		EQT Corp.	4,049,292	0.5
181,400		FMC Technologies, Inc.	8,124,906	1.0
25,500		Forest Oil Corp.	681,105	0.1
76,400	@	Kosmos Energy LLC	1,297,272	0.1
134,200		McDermott International, Inc.	2,658,502	0.3
20,800		Murphy Oil Corp.	1,365,728	0.2
88,900		Nabors Industries Ltd.	2,190,496	0.3
20,100		Newfield Exploration Co.	1,367,202	0.2
92,600		Oceaneering International, Inc.	3,750,300	0.4
111,100		Peabody Energy Corp.	6,544,901	0.8
52,300		QEP Resources, Inc.	2,187,709	0.3
121,900	L	Quicksilver Resources, Inc.	1,799,244	0.2
111,300		Range Resources Corp.	6,177,150	0.7
29,400		SM Energy Co.	2,160,312	0.3
45,100		Southwestern Energy Co.	1,933,888	0.2
66,100	L	Tetra Technologies, Inc.	841,453	0.1
28,000		Ultra Petroleum Corp.	1,282,400	0.1
			77,939,450	9.2

		Financials: 8.7%
41,100		Arch Capital Group Ltd.	1,311,912	0.2
44,600		Axis Capital Holdings Ltd.	1,380,816	0.2

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
46,100		BankUnited, Inc.	$1,223,494	0.1
177,200		Brown & Brown, Inc.	4,546,952	0.5
93,533	L	CBOE Holdings, Inc.	2,300,912	0.3
26,100		City National Corp.	1,415,925	0.2
76,000	L	Eaton Vance Corp.	2,297,480	0.3
101,700		Fifth Third Bancorp.	1,296,675	0.1
127,413		First Horizon National Corp.	1,215,520	0.1
105,000	@	Forest City Enterprises, Inc.	1,960,350	0.2
65,800	L	Green Dot Corp.	2,235,884	0.3
63,000		HCC Insurance Holdings, Inc.	1,984,500	0.2
40,300		IntercontinentalExchange, Inc.	5,025,813	0.6
184,400		Invesco Ltd.	4,314,960	0.5
116,300		Janus Capital Group, Inc.	1,097,872	0.1
70,700		Jones Lang LaSalle, Inc.	6,667,010	0.8
78,100		Lazard Ltd.	2,897,510	0.3
102,000		Moody’s Corp.	3,911,700	0.5
100,100		MSCI, Inc. - Class A	3,771,768	0.4
59,100		Northern Trust Corp.	2,716,236	0.3
36,700		NYSE Euronext	1,257,709	0.1
501,833		Popular, Inc.	1,385,059	0.2
45,500		Principal Financial Group, Inc.	1,384,110	0.2
154,500		Regions Financial Corp.	957,900	0.1
18,500		RenaissanceRe Holdings Ltd.	1,294,075	0.1
65,300		SEI Investments Co.	1,469,903	0.2
67,000		SLM Corp.	1,126,270	0.1
23,300		SVB Financial Group	1,391,243	0.2
97,100	L	TCF Financial Corp.	1,339,980	0.2
169,300		TD Ameritrade Holding Corp.	3,303,043	0.4
36,600		Waddell & Reed Financial, Inc.	1,330,410	0.2
33,600		Willis Group Holdings Ltd.	1,381,296	0.2
31,700		WR Berkley Corp.	1,028,348	0.1
56,800		Zions Bancorp.	1,363,768	0.2
			73,586,403	8.7

		Health Care: 13.4%
94,200		Alexion Pharmaceuticals, Inc.	4,430,226	0.5
135,900		Allscripts Healthcare Solutions, Inc.	2,639,178	0.3
183,800		AmerisourceBergen Corp.	7,609,320	0.9
17,600	@	Arthrocare Corp.	589,072	0.1
45,500		BioMarin Pharmaceuticals, Inc.	1,238,055	0.1
91,800	@	Bruker BioSciences Corp.	1,869,048	0.2
46,700	@	Catalyst Health Solutions, Inc.	2,606,794	0.3
53,400		Cerner Corp.	3,263,274	0.4
22,700		Charles River Laboratories International, Inc.	922,755	0.1
31,100		Cigna Corp.	1,599,473	0.2
56,800		Community Health Systems, Inc.	1,458,624	0.2
26,600		Covance, Inc.	1,579,242	0.2
46,300		CR Bard, Inc.	5,086,518	0.6
41,100		DaVita, Inc.	3,559,671	0.4
89,300		Dendreon Corp.	3,521,992	0.4
49,400		Densply International, Inc.	1,881,152	0.2
32,400		Edwards Lifesciences Corp.	2,824,632	0.3
16,200		Gen-Probe, Inc.	1,120,230	0.1
44,900		Henry Schein, Inc.	3,214,391	0.4
69,300		Hologic, Inc.	1,397,781	0.2
101,700		Human Genome Sciences, Inc.	2,495,718	0.3
16,600		Humana, Inc.	1,336,964	0.2
46,100	L	Idexx Laboratories, Inc.	3,575,516	0.4
47,100		Illumina, Inc.	3,539,565	0.4
106,400	L	Incyte Corp.	2,015,216	0.2
5,700		Intuitive Surgical, Inc.	2,121,027	0.3
30,000		Laboratory Corp. of America Holdings	2,903,700	0.3
27,500		Life Technologies Corp.	1,431,925	0.2
40,300		Masimo Corp.	1,196,104	0.1
24,500		Mednax, Inc.	1,768,655	0.2
18,300		Mettler Toledo International, Inc.	3,086,661	0.4
51,000	L	Myriad Genetics, Inc.	1,158,210	0.1
37,400		Pall Corp.	2,103,002	0.3
36,900		Patterson Cos., Inc.	1,213,641	0.1
74,900		Quest Diagnostics	4,426,590	0.5
66,000	L	Regeneron Pharmaceuticals, Inc.	3,742,860	0.4
40,200	L	Resmed, Inc.	1,244,190	0.2
55,100	@	SXC Health Solutions Corp.	3,246,492	0.4
20,300		Techne Corp.	1,692,411	0.2
41,200		Thoratec Corp.	1,352,184	0.2
26,900		Universal Health Services, Inc.	1,386,157	0.2
57,800		Valeant Pharmaceuticals International, Inc.	3,003,288	0.4
35,300		Varian Medical Systems, Inc.	2,471,706	0.3
77,600		Vertex Pharmaceuticals, Inc.	4,034,424	0.5
32,700		Waters Corp.	3,130,698	0.4
18,500		Zimmer Holdings, Inc.	1,169,200	0.1
			113,257,532	13.4

		Industrials: 16.5%
54,000	L	Air Lease Corp.	1,311,660	0.2
82,600	@	American Reprographics Co.	583,982	0.1
72,975		Ametek, Inc.	3,276,577	0.4
97,850		Babcock & Wilcox Co.	2,711,424	0.3
76,100		CH Robinson Worldwide, Inc.	5,999,724	0.7
29,500		Clarcor, Inc.	1,394,760	0.2
14,900		Clean Harbors, Inc.	1,538,425	0.2
79,300		Cooper Industries PLC	4,731,831	0.6
41,000		Copa Holdings S.A.	2,736,340	0.3
32,100	L	Copart, Inc.	1,495,860	0.2

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
34,500		Corporate Executive Board Co.	$1,505,925	0.2
96,400		Cummins, Inc.	9,976,436	1.2
41,900		Donaldson Co., Inc.	2,542,492	0.3
17,200		Dun & Bradstreet Corp.	1,299,288	0.1
21,300	L	Elbit Systems Ltd.	1,017,288	0.1
87,200		Embraer SA ADR ADR	2,684,016	0.3
33,500		Equifax, Inc.	1,163,120	0.1
95,700		Expeditors International Washington, Inc.	4,898,883	0.6
113,300	L	Fastenal Co.	4,077,667	0.5
20,600		Flowserve Corp.	2,263,734	0.3
73,900		Fluor Corp.	4,778,374	0.6
43,200	@	Foster Wheeler AG	1,312,416	0.2
48,700	L	General Cable Corp.	2,073,646	0.2
47,500		Goodrich Corp.	4,536,250	0.5
42,500		Graco, Inc.	2,153,050	0.2
40,200		Harsco Corp.	1,310,520	0.2
89,900		Hertz Global Holdings, Inc.	1,427,612	0.2
43,800		Hubbell, Inc.	2,844,810	0.3
32,100		IDEX Corp.	1,471,785	0.2
66,400		II-VI, Inc.	1,699,840	0.2
39,200		Iron Mountain, Inc.	1,336,328	0.2
60,600		Joy Global, Inc.	5,771,544	0.7
74,200		Kansas City Southern	4,402,286	0.5
64,100		Landstar System, Inc.	2,979,368	0.3
31,700		Manpower, Inc.	1,700,705	0.2
31,100		Paccar, Inc.	1,588,899	0.2
8,500		Precision Castparts Corp.	1,399,525	0.2
62,800		Quanta Services, Inc.	1,268,560	0.1
80,200		Republic Services, Inc.	2,474,170	0.3
52,000	L	Ritchie Brothers Auctioneers, Inc.	1,429,480	0.2
79,400		Robert Half International, Inc.	2,146,182	0.2
17,700		Rockwell Automation, Inc.	1,535,652	0.2
44,400		Rockwell Collins, Inc.	2,739,036	0.3
47,200		Roper Industries, Inc.	3,931,760	0.5
103,400		Skywest, Inc.	1,557,204	0.2
240,300		Southwest Airlines Co.	2,744,226	0.3
18,500		Stericycle, Inc.	1,648,720	0.2
43,500		Terex Corp.	1,237,575	0.1
19,800		TransDigm Group, Inc.	1,805,562	0.2
26,200		Valmont Industries, Inc.	2,525,418	0.3
54,600		Verisk Analytics, Inc.	1,890,252	0.2
32,300		WABCO Holdings, Inc.	2,230,638	0.3
32,500		Wabtec Corp.	2,135,900	0.2
56,100		Waste Connections, Inc.	1,780,053	0.2
30,300		WW Grainger, Inc.	4,655,595	0.5
			139,732,373	16.5

		Information Technology: 22.5%
83,300		Adobe Systems, Inc.	2,619,785	0.3
35,200		Akamai Technologies, Inc.	1,107,744	0.1
98,500		Altera Corp.	4,565,475	0.5
72,200		Amphenol Corp.	3,898,078	0.5
111,000		Analog Devices, Inc.	4,344,540	0.5
62,000		Ansys, Inc.	3,389,540	0.4
54,400	L	Ariba, Inc.	1,875,168	0.2
89,800		ARM Holdings PLC ADR	2,553,014	0.3
83,200		Aruba Networks, Inc.	2,458,560	0.3
289,700		Atmel Corp.	4,076,079	0.5
123,400		Autodesk, Inc.	4,763,240	0.6
65,300		BMC Software, Inc.	3,571,910	0.4
61,000		Check Point Software Technologies	3,467,850	0.4
92,900	L	Ciena Corp.	1,707,502	0.2
50,900		Citrix Systems, Inc.	4,072,000	0.5
20,300		Computer Sciences Corp.	770,588	0.1
56,600		Concur Technologies, Inc.	2,833,962	0.3
159,112	@,X	Coupon.com	1,748,116	0.2
72,500		Dolby Laboratories, Inc.	3,078,350	0.4
41,800		Electronic Arts, Inc.	986,480	0.1
13,900		Equinix, Inc.	1,404,178	0.2
17,200		F5 Networks, Inc.	1,896,300	0.2
22,500		Factset Research Systems, Inc.	2,302,200	0.3
19,802		Fidelity National Information Services, Inc.	609,704	0.1
32,800	L	First Solar, Inc.	4,338,456	0.5
70,200		Fortinet, Inc.	1,915,758	0.2
84,800	@	Genpact Ltd.	1,461,952	0.2
21,500		Global Payments, Inc.	1,096,500	0.1
74,300	@,L	GT Solar International, Inc.	1,203,660	0.1
60,000		Informatica Corp.	3,505,800	0.4
69,200		Intersil Corp.	889,220	0.1
84,800		Intuit, Inc.	4,397,728	0.5
18,000		Itron, Inc.	866,880	0.1
99,400		Jabil Circuit, Inc.	2,007,880	0.2
122,000		JDS Uniphase Corp.	2,032,520	0.2
114,800		Juniper Networks, Inc.	3,616,200	0.4
33,200		KLA-Tencor Corp.	1,343,936	0.2
77,500		Lam Research Corp.	3,431,700	0.4
118,400		Linear Technology Corp.	3,909,568	0.5
62,500	@,L	Logitech International S.A.	702,500	0.1
308,300		Marvell Technology Group Ltd.	4,552,049	0.5
68,900		Maxim Integrated Products	1,761,084	0.2
82,500		MEMC Electronic Materials, Inc.	703,725	0.1
79,700	L	Microchip Technology, Inc.	3,021,427	0.4
40,900		Micros Systems, Inc.	2,033,139	0.2
62,400		National Instruments Corp.	1,852,656	0.2
36,500		NetApp, Inc.	1,926,470	0.2
300,700		Nuance Communications, Inc.	6,456,029	0.8
221,600		Nvidia Corp.	3,531,196	0.4
157,800		ON Semiconductor Corp.	1,652,166	0.2
134,000		Paychex, Inc.	4,116,480	0.5
21,500	L	Polycom, Inc.	1,382,450	0.2
114,900		QLogic Corp.	1,829,208	0.2
43,800	L	Rackspace Hosting, Inc.	1,872,012	0.2
102,900		Red Hat, Inc.	4,723,110	0.6
72,300		Rovi Corp.	4,147,128	0.5

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
9,700		Salesforce.com, Inc.	$1,445,106	0.2
86,100		Seagate Technology, Inc.	1,391,376	0.2
63,900	L	Silicon Laboratories, Inc.	2,636,514	0.3
36,000	@,L	Sina Corp.	3,747,600	0.4
87,200		Skyworks Solutions, Inc.	2,003,856	0.2
36,600		Solera Holdings, Inc.	2,165,256	0.3
69,000		Teradata Corp.	4,153,800	0.5
70,400		TIBCO Software, Inc.	2,043,008	0.2
114,000		Trimble Navigation Ltd.	4,518,960	0.5
139,600		Triquint Semiconductor, Inc.	1,422,524	0.2
38,700		VeriSign, Inc.	1,294,902	0.2
25,800		VistaPrint NV	1,234,530	0.2
32,100		WebMD Health Corp.	1,463,118	0.2
328,100		Western Union Co.	6,571,843	0.8
170,200		Xilinx, Inc.	6,207,194	0.7
32,800		Zebra Technologies Corp.	1,383,176	0.2
			190,063,713	22.5

		Materials: 6.7%
24,300	L	Agnico-Eagle Mines Ltd.	1,534,059	0.2
15,400		Air Products & Chemicals, Inc.	1,471,932	0.2
22,000		Albemarle Corp.	1,522,400	0.2
45,900		Carpenter Technology Corp.	2,647,512	0.3
22,000		CF Industries Holdings, Inc.	3,116,740	0.4
62,500		Cliffs Natural Resources, Inc.	5,778,125	0.7
65,600		Compass Minerals International, Inc.	5,646,192	0.7
29,200		Ecolab, Inc.	1,646,296	0.2
223,700		Eldorado Gold Corp.	3,297,338	0.4
185,900		HudBay Minerals, Inc.	2,782,923	0.3
51,200	L	Intrepid Potash, Inc.	1,664,000	0.2
141,200	@	Osisko Mining Corp.	2,192,836	0.3
23,500		PPG Industries, Inc.	2,133,565	0.2
28,500	@	Rockwood Holdings, Inc.	1,575,765	0.2
35,500		Sherwin-Williams Co.	2,977,385	0.3
24,000		Sigma-Aldrich Corp.	1,761,120	0.2
72,200	L	Sociedad Quimica y Minera de Chile SA ADR	4,672,783	0.5
78,700	@,L	Stillwater Mining Co.	1,732,187	0.2
43,400		Ternium SA ADR ADR	1,281,602	0.1
28,500	L	United States Steel Corp.	1,312,140	0.2
63,200	L	Vulcan Materials Co.	2,435,096	0.3
32,000		Walter Industries, Inc.	3,705,600	0.4
			56,887,596	6.7

		Telecommunication Services: 1.5%
140,200		Crown Castle International Corp.	5,718,758	0.7
61,200		NII Holdings, Inc.	2,593,656	0.3
104,050		SBA Communications Corp.	3,973,669	0.5
			12,286,083	1.5

		Utilities: 0.5%
178,800		Calpine Corp.	2,884,044	0.3
54,300		NRG Energy, Inc.	1,334,694	0.2
			4,218,738	0.5

	Total Common Stock (Cost $682,017,795)		839,797,264	99.3

PREFERRED STOCK: 0.4%
		Information Technology: 0.4%
58,470	X	Groupon, Inc.	3,408,702	0.4

	Total Preferred Stock (Cost $1,847,067)		3,408,702	0.4

	Total Long-Term Investments (Cost $683,864,862)		843,205,966	99.7

SHORT-TERM INVESTMENTS: 6.3%
		Securities Lending Collateral(cc): 6.0%
49,086,070		BNY Mellon Overnight Government Fund(1)	49,086,070	5.8
2,384,767	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,907,814	0.2

	Total Securities Lending Collateral (Cost $51,470,837)		50,993,884	6.0

		Mutual Funds: 0.3%
2,416,581		T. Rowe Price Reserve Investment Fund (Cost $2,416,581)	2,416,581	0.3

	Total Short-Term Investments (Cost $53,887,418)		53,410,465	6.3

	Total Investments in Securities (Cost $737,752,280)*		$896,616,431	106.0
	Liabilities in Excess of Other Assets		(50,702,060)	(6.0)
	Net Assets		$845,914,371	100.0

@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

See Accompanying Notes to Financial Statements

*	Cost for federal income tax purposes is $738,255,100.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$196,004,813
	Gross Unrealized Depreciation	(37,643,482)

	Net Unrealized appreciation	$158,361,331

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$144,748,347	$—	$—	$144,748,347
Consumer Staples	27,077,029	—	—	27,077,029
Energy	77,939,450	—	—	77,939,450
Financials	73,586,403	—	—	73,586,403
Health Care	113,257,532	—	—	113,257,532
Industrials	139,732,373	—	—	139,732,373
Information Technology	188,315,597	—	1,748,116	190,063,713
Materials	52,214,813	4,672,783	—	56,887,596
Telecommunication Services	12,286,083	—	—	12,286,083
Utilities	4,218,738	—	—	4,218,738
Total Common Stock	833,376,365	4,672,783	1,748,116	839,797,264
Preferred Stock	—	—	3,408,702	3,408,702
Short-Term Investments	51,502,651	—	1,907,814	53,410,465
Total Investments, at value	$884,879,016	$4,672,783	$7,064,632	$896,616,431

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 17.6%
204,700		Amazon.com, Inc.	$41,859,103	3.8
9,900		Autozone, Inc.	2,919,015	0.3
231,800		Carmax, Inc.	7,665,626	0.7
158,800		Carnival PLC	6,153,193	0.6
25,000		Chipotle Mexican Grill, Inc.	7,704,750	0.7
130,900		Coach, Inc.	8,368,437	0.8
146,300		Ctrip.com International Ltd. ADR ADR	6,302,604	0.6
69,600		Discovery Communications, Inc. - Class A	2,850,816	0.3
44,304		Fossil, Inc.	5,215,467	0.5
125,300		General Motors Co.	3,804,108	0.3
119,900		Johnson Controls, Inc.	4,995,034	0.5
136,900	@	Las Vegas Sands Corp.	5,778,549	0.5
259,400	@	Liberty Media Corp. - Interactive - Class A	4,350,138	0.4
296,311		Marriott International, Inc.	10,516,077	1.0
96,800	@,L	MGM Resorts International	1,278,728	0.1
2,200		NetFlix, Inc.	577,918	0.0
139,900		Nike, Inc.	12,588,202	1.1
52,200		O’Reilly Automotive, Inc.	3,419,622	0.3
28,100		Polo Ralph Lauren Corp.	3,726,341	0.3
666,100	@	Prada SpA	4,018,839	0.4
24,259		Priceline.com, Inc.	12,418,910	1.1
56,900		Ross Stores, Inc.	4,558,828	0.4
110,900		Royal Caribbean Cruises Ltd.	4,174,276	0.4
291,900		Starbucks Corp.	11,527,131	1.0
141,300		Starwood Hotels & Resorts Worldwide, Inc.	7,918,452	0.7
226,000		Walt Disney Co.	8,823,040	0.8
			193,513,204	17.6

		Consumer Staples: 2.1%
104,700		Costco Wholesale Corp.	8,505,828	0.8
85,300		Green Mountain Coffee Roasters, Inc.	7,613,878	0.7
40,900		Hansen Natural Corp.	3,310,855	0.3
55,600		Whole Foods Market, Inc.	3,527,820	0.3
			22,958,381	2.1

		Energy: 8.4%
62,200		Alpha Natural Resources, Inc.	2,826,368	0.3
152,600		Cameron International Corp.	7,674,254	0.7
36,900		Cimarex Energy Co.	3,318,048	0.3
91,900		Continental Resources, Inc.	5,965,229	0.5
99,700		EOG Resources, Inc.	10,423,635	0.9
234,000		FMC Technologies, Inc.	10,480,860	1.0
194,600		McDermott International, Inc.	3,855,026	0.3
117,300		Occidental Petroleum Corp.	12,203,892	1.1
116,300		Peabody Energy Corp.	6,851,233	0.6
211,900		Schlumberger Ltd.	18,308,160	1.7
276,800		Suncor Energy, Inc.	10,822,880	1.0
			92,729,585	8.4

		Financials: 6.6%
306,300		American Express Co.	15,835,710	1.4
217,500		CB Richard Ellis Group, Inc.	5,461,425	0.5
129,608		Franklin Resources, Inc.	17,016,234	1.5
75,200		IntercontinentalExchange, Inc.	9,378,192	0.9
372,100		Invesco Ltd.	8,707,140	0.8
193,400		JPMorgan Chase & Co.	7,917,796	0.7
100,500		Northern Trust Corp.	4,618,980	0.4
155,100		US Bancorp.	3,956,601	0.4
			72,892,078	6.6

		Health Care: 6.8%
48,400		Alexion Pharmaceuticals, Inc.	2,276,252	0.2
66,900		Allergan, Inc.	5,569,425	0.5
87,600		AmerisourceBergen Corp.	3,626,640	0.3
14,800		Biogen Idec, Inc.	1,582,416	0.1
72,258		Celgene Corp.	4,358,603	0.4
30,000		Covidien PLC	1,596,900	0.1
49,500		Dendreon Corp.	1,952,280	0.2
72,600		Edwards Lifesciences Corp.	6,329,268	0.6
264,000		Express Scripts, Inc.	14,250,720	1.3
207,700	@,L	Human Genome Sciences, Inc.	5,096,958	0.5
48,100		Illumina, Inc.	3,614,715	0.3
169,000		McKesson Corp.	14,136,850	1.3
116,600		Stryker Corp.	6,843,254	0.6
80,100		Valeant Pharmaceuticals International, Inc.	4,161,996	0.4
			75,396,277	6.8

		Industrials: 16.7%
93,600		3M Co.	8,877,960	0.8
100,500	@	Babcock & Wilcox Co.	2,784,855	0.3
128,400		Boeing Co.	9,492,612	0.9
42,800		Caterpillar, Inc.	4,556,488	0.4
76,500		Cooper Industries PLC	4,564,755	0.4
52,500		Cummins, Inc.	5,433,225	0.5
636,200		Danaher Corp.	33,712,238	3.1
61,300		Deere & Co.	5,054,185	0.5
97,000		Emerson Electric Co.	5,456,250	0.5
136,200		Expeditors International Washington, Inc.	6,972,078	0.6
365,800	L	Fastenal Co.	13,165,142	1.2
198,800		FedEx Corp.	18,856,180	1.7
56,400		Fluor Corp.	3,646,824	0.3
63,000		Joy Global, Inc.	6,000,120	0.5
125,000		Paccar, Inc.	6,386,250	0.6
88,500		Precision Castparts Corp.	14,571,525	1.3
63,300		Roper Industries, Inc.	5,272,890	0.5
123,200		Textron, Inc.	2,908,752	0.3
118,900		Union Pacific Corp.	12,413,160	1.1
129,100		United Parcel Service, Inc. - Class B	9,415,263	0.9

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
25,000		WW Grainger, Inc.	$3,841,250	0.3
			183,382,002	16.7

		Information Technology: 31.7%
213,500		Accenture PLC	12,899,670	1.2
236,500		Apple, Inc.	79,385,955	7.2
67,200		Autodesk, Inc.	2,593,920	0.2
191,600		Baidu.com ADR	26,848,908	2.4
227,400		Broadcom Corp.	7,649,736	0.7
851,200		Corning, Inc.	15,449,280	1.4
159,000	@	Dolby Laboratories, Inc.	6,751,140	0.6
340,100		eBay, Inc.	10,975,027	1.0
155,200		EMC Corp.	4,275,760	0.4
181,369	@,X	Facebook, Inc.	5,140,959	0.5
71,150		Google, Inc. - Class A	36,028,937	3.3
332,800		Juniper Networks, Inc.	10,483,200	1.0
116,800	#,@	Mail.ru Group Ltd. GDR	3,886,940	0.3
69,700		Mastercard, Inc.	21,003,398	1.9
114,400		NetApp, Inc.	6,038,032	0.5
162,906	@	Nuance Communications, Inc.	3,497,592	0.3
150,900	@,L	NXP Semiconductor NV	4,033,557	0.4
539,300		Qualcomm, Inc.	30,626,847	2.8
90,400		Red Hat, Inc.	4,149,360	0.4
132,100		Rovi Corp.	7,577,256	0.7
34,616		Salesforce.com, Inc.	5,157,091	0.5
3,727		Samsung Electronics Co., Ltd.	2,896,734	0.3
85,300		Sandisk Corp.	3,539,950	0.3
411,700		Tencent Holdings Ltd.	11,236,277	1.0
110,700		Trimble Navigation Ltd.	4,388,148	0.4
108,000	@	Verifone Holdings, Inc.	4,789,800	0.4
129,400		Visa, Inc.	10,903,244	1.0
344,100		Western Union Co.	6,892,323	0.6
10,100		Yandex NV	358,651	0.0
			349,457,692	31.7

		Materials: 5.5%
44,700		Agnico-Eagle Mines Ltd.	2,821,911	0.3
51,800		Air Products & Chemicals, Inc.	4,951,044	0.4
241,847		BHP Billiton Ltd.	11,429,878	1.0
122,200		Freeport-McMoRan Copper & Gold, Inc.	6,464,380	0.6
112,500		Potash Corp. of Saskatchewan	6,411,375	0.6
236,600		Praxair, Inc.	25,645,074	2.3
25,500		Walter Industries, Inc.	2,952,900	0.3
			60,676,562	5.5

		Telecommunication Services: 3.7%
379,700		American Tower Corp.	19,869,701	1.8
512,112	@	Crown Castle International Corp.	20,889,048	1.9
			40,758,749	3.7

	Total Common Stock (Cost $814,531,395)		1,091,764,530	99.1

PREFERRED STOCK: 0.6%
		Information Technology: 0.6%
63,003	@,X	Groupon, Inc.	3,672,967	0.3
189,420	@,X	Zynga, Inc.	2,657,395	0.3

	Total Preferred Stock (Cost $4,647,659)		6,330,362	0.6

	Total Long-Term Investments (Cost $819,179,054)		1,098,094,892	99.7

SHORT-TERM INVESTMENTS: 0.5%
		Securities Lending Collateral(cc): 0.1%
146,900		BNY Mellon Overnight Government Fund(1)	146,900	0.0
1,695,725	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	1,356,580	0.1
	Total Securities Lending Collateral (Cost $1,842,625)		1,503,480	0.1

		Mutual Funds: 0.4%
4,080,393		T. Rowe Price Reserve Investment Fund (Cost $4,080,393)	4,080,393	0.4

	Total Short-Term Investments (Cost $5,923,018)		5,583,873	0.5

	Total Investments in Securities (Cost $825,102,072)*		$1,103,678,765	100.2
	Liabilities in Excess of Other Assets		(1,870,518)	(0.2)
	Net Assets		$1,101,808,247	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

See Accompanying Notes to Financial Statements

*	Cost for federal income tax purposes is $829,234,451.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$290,276,560
Gross Unrealized Depreciation	(15,832,246)

Net Unrealized appreciation	$274,444,314

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$187,360,011	$6,153,193	$—	$193,513,204
Consumer Staples	22,958,381	—	—	22,958,381
Energy	92,729,585	—	—	92,729,585
Financials	72,892,078	—	—	72,892,078
Health Care	75,396,277	—	—	75,396,277
Industrials	183,382,002	—	—	183,382,002
Information Technology	326,296,782	18,019,951	5,140,959	349,457,692
Materials	49,246,684	11,429,878	—	60,676,562
Telecommunication Services	40,758,749	—	—	40,758,749
Total Common Stock	1,051,020,549	35,603,022	5,140,959	1,091,764,530
Preferred Stock	—	—	6,330,362	6,330,362
Short-Term Investments	4,227,293	—	1,356,580	5,583,873
Total Investments, at value	$1,055,247,842	$35,603,022	$12,827,901	$1,103,678,765

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING TEMPLETON FOREIGN EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Austria: 0.6%
285,860		Telekom Austria AG	$3,647,971	0.6

		Bermuda: 0.5%
43,930		PartnerRe Ltd.	3,024,581	0.5

		Brazil: 1.5%
206,834		Petroleo Brasileiro SA ADR	7,003,399	1.1
100,920		Vale S.A. ADR	2,922,643	0.4
			9,926,042	1.5

		Canada: 2.5%
137,400		Husky Energy, Inc.	3,746,819	0.6
596,300		Talisman Energy, Inc.	12,248,124	1.9
			15,994,943	2.5

		China: 4.5%
795,000		China Mobile Ltd.	7,401,279	1.1
22,294,000		China Telecom Corp., Ltd.	14,554,197	2.3
13,026,153		Shanghai Electric Group Co., Ltd.	6,902,818	1.1
			28,858,294	4.5

		Denmark: 0.4%
119,830	@	Vestas Wind Systems A/S	2,781,721	0.4

		France: 10.7%
79,980		Alstom	4,926,371	0.8
476,931		AXA S.A.	10,826,475	1.7
110,730		Cie Generale des Etablissements Michelin	10,844,932	1.7
446,220		France Telecom S.A.	9,488,251	1.5
130,246		Gaz de France	4,760,206	0.7
155,898		Sanofi-Aventis	12,540,608	1.9
172,448		Total S.A.	9,969,876	1.6
192,380		Vivendi	5,362,230	0.8
			68,718,949	10.7

		Germany: 11.7%
40,910		Bayerische Motoren Werke AG	4,085,256	0.6
251,590		Celesio AG	5,023,720	0.8
393,350		Deutsche Post AG	7,562,062	1.2
241,782		E.ON AG	6,872,547	1.1
1,029,094		Infineon Technologies AG	11,563,327	1.8
76,740		Merck KGaA	8,343,927	1.3
46,660		Muenchener Rueckversicherungs AG	7,122,927	1.1
193,706		SAP AG	11,744,136	1.8
96,313		Siemens AG	13,235,493	2.0
			75,553,395	11.7

		Hong Kong: 3.5%
2,414,500		AIA Group Ltd.	8,404,941	1.3
273,700		Cheung Kong Holdings Ltd. ADR ADR	4,023,390	0.6
415,000		Hutchison Whampoa Ltd.	4,496,504	0.7
361,500		Swire Pacific Ltd.	5,322,343	0.9
			22,247,178	3.5

		India: 3.6%
799,122		Housing Development Finance Corp.	12,668,211	1.9
218,930		ICICI Bank Ltd. ADR	10,793,249	1.7
			23,461,460	3.6

		Ireland: 0.8%
233,610		CRH PLC	5,207,648	0.8

		Italy: 3.2%
387,065		ENI S.p.A.	9,173,091	1.4
2,201,636		Intesa Sanpaolo S.p.A.	5,862,501	0.9
2,723,178		UniCredito Italiano S.p.A.	5,764,230	0.9
			20,799,822	3.2

		Japan: 5.5%
97,500		Fuji Photo Film Co., Ltd.	3,040,927	0.5
589,400		Itochu Corp.	6,130,263	0.9
1,162,300		Mitsubishi UFJ Financial Group, Inc.	5,664,279	0.9
18,900		Nintendo Co., Ltd.	3,549,198	0.5
32,483		Samsung Electronics Co., Ltd. GDR	12,565,428	2.0
107,500		Toyota Motor Corp.	4,426,763	0.7
			35,376,858	5.5

		Netherlands: 7.4%
93,000		Akzo Nobel NV	5,875,845	0.9
111,010		Randstad Holdings NV	5,132,896	0.8
348,450		Royal Dutch Shell PLC - Class B	12,434,815	2.0
357,255		Koninklijke Philips Electronics NV	9,181,526	1.4
272,512		SBM Offshore NV	7,205,407	1.1
237,050		Unilever NV	7,780,180	1.2
			47,610,669	7.4

		Norway: 3.5%
428,280		Statoil ASA	10,842,341	1.7
715,540		Telenor ASA	11,710,023	1.8
			22,552,364	3.5

		Portugal: 0.9%
580,950		Portugal Telecom SGPS S.A.	5,711,216	0.9

		Singapore: 3.2%
1,154,500		DBS Group Holdings Ltd.	13,810,441	2.1
2,728,000		Singapore Telecommunications Ltd.	7,031,519	1.1
			20,841,960	3.2

		South Korea: 2.2%
145,608		KB Financial Group, Inc. ADR	6,960,062	1.1

See Accompanying Notes to Financial Statements

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
96,662	LG Electronics, Inc.	$7,536,832	1.1
		14,496,894	2.2

	Spain: 4.7%
476,860	Banco Santander Central Hispano S.A.	5,493,526	0.9
819,504	Iberdrola S.A.	7,291,002	1.1
135,271	Repsol YPF S.A.	4,691,966	0.7
531,199	Telefonica S.A.	12,973,942	2.0
		30,450,436	4.7

	Sweden: 1.7%
744,650	Telefonaktiebolaget LM Ericsson	10,719,612	1.7

	Switzerland: 7.6%
99,019	Adecco S.A.	6,355,567	1.0
153,740	Nestle S.A.	9,567,016	1.5
167,046	Novartis AG	10,237,768	1.6
51,410	Roche Holding AG - Genusschein	8,607,102	1.3
183,721	Swiss Re Ltd.	10,316,347	1.6
222,812	UBS AG - Reg	4,066,224	0.6
		49,150,024	7.6

	Taiwan: 2.3%
626,784	Compal Electronics, Inc.	3,840,556	0.6
430,316	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,426,285	0.8
2,305,251	Taiwan Semiconductor Manufacturing Co., Ltd.	5,809,832	0.9
		15,076,673	2.3

	United Kingdom: 15.4%
949,290	Aviva PLC	6,682,118	1.0
1,533,120	BAE Systems PLC	7,842,945	1.2
931,060	BP PLC	6,855,412	1.1
544,857	GlaxoSmithKline PLC	11,678,645	1.8
846,400	HSBC Holdings PLC	8,417,355	1.3
1,509,100	International Consolidated Airlines Group SA	6,160,202	1.0
1,598,725	Kingfisher PLC	6,867,487	1.1
988,660	Marks & Spencer Group PLC	5,731,242	0.9
467,450	Pearson PLC	8,842,900	1.4
68,251,200	Rolls-Royce Group PLC	109,540	0.0
710,950	Rolls-Royce Holdings PLC	7,362,551	1.1
229,268	Standard Chartered PLC	6,022,357	0.9
1,051,970	Tesco PLC	6,796,781	1.1
3,777,936	Vodafone Group PLC	10,017,773	1.5
		99,387,308	15.4

	Total Common Stock (Cost $579,938,838)	631,596,018	97.9

Principal Amount†
SHORT-TERM INVESTMENTS: 1.2%
		U.S. Government Agency Obligations: 1.2%
8,000,000	Z	Federal Home Loan Bank Discount Notes, 0.100%, 07/01/11 (Cost $8,000,000)	$8,000,000	1.2

	Total Short-Term Investments (Cost $8,000,000)		8,000,000	1.2

	Total Investments in Securities (Cost $587,938,838)*		$639,596,018	99.1
	Assets in Excess of Other Liabilities		5,514,056	0.9
	Net Assets		$645,110,074	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

ADR	American Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*	Cost for federal income tax purposes is $591,110,774.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$97,783,564
Gross Unrealized Depreciation	(49,298,320)

Net Unrealized appreciation	$48,485,244

Industry	Percentage of Net Assets
Consumer Discretionary	8.3%
Consumer Staples	3.8
Energy	13.2
Financials	21.9
Health Care	8.7
Industrials	13.6
Information Technology	10.6
Materials	2.1
Telecommunication Services	12.8
Utilities	2.9
U.S. Government Agency Obligations	1.2
Other Assets and Liabilities - Net	0.9
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Austria	$3,647,971	$—	$—	$3,647,971
Bermuda	3,024,581	—	—	3,024,581
Brazil	9,926,042	—	—	9,926,042
Canada	15,994,943	—	—	15,994,943
China	—	28,858,294	—	28,858,294
Denmark	—	2,781,721	—	2,781,721
France	—	68,718,949	—	68,718,949
Germany	—	75,553,395	—	75,553,395
Hong Kong	4,023,390	18,223,788	—	22,247,178
India	10,793,249	12,668,211	—	23,461,460
Ireland	—	5,207,648	—	5,207,648
Italy	—	20,799,822	—	20,799,822
Japan	12,565,428	22,811,430	—	35,376,858
Netherlands	—	47,610,669	—	47,610,669
Norway	—	22,552,364	—	22,552,364
Portugal	—	5,711,216	—	5,711,216
Singapore	—	20,841,960	—	20,841,960
South Korea	6,960,062	7,536,832	—	14,496,894
Spain	—	30,450,436	—	30,450,436
Sweden	—	10,719,612	—	10,719,612
Switzerland	10,316,347	38,833,677	—	49,150,024
Taiwan	9,266,841	5,809,832	—	15,076,673
United Kingdom	—	99,387,308	—	99,387,308
Total Common Stock	86,518,854	545,077,164	—	631,596,018
Short-Term Investments	—	8,000,000	—	8,000,000
Total Investments, at value	$86,518,854	$553,077,164	$—	$639,596,018
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(68)	$—	$(68)
Total Liabilities	$—	$(68)	$—	$(68)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

At June 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Templeton Foreign Equity Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	Hong Kong Sar Dollar	1,705,491	Sell	07/06/11	$219,108	$219,176	$(68)
							$(68)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Consumer Discretionary: 8.0%
198,100		Best Buy Co., Inc.	$6,222,321	1.9
338,600		Gap, Inc.	6,128,660	1.9
118,096	L	Life Time Fitness, Inc.	4,713,211	1.5
488,100	L	Pulte Homes, Inc.	3,738,846	1.1
318,000		Staples, Inc.	5,024,400	1.6
			25,827,438	8.0

		Energy: 16.5%
92,200		Baker Hughes, Inc.	6,690,032	2.1
155,200		ExxonMobil Corp.	12,630,176	4.0
447,660		Gazprom OAO ADR	6,526,883	2.0
1,500		Inpex Holdings, Inc.	11,089,776	3.4
572,642	L	SandRidge Energy, Inc.	6,104,363	1.9
155,300		Transocean Ltd.	10,026,168	3.1
			53,067,398	16.5

		Financials: 22.2%
768,400		Bank of America Corp.	8,421,664	2.6
599,800		Genworth Financial, Inc.	6,165,944	1.9
69,800		Goldman Sachs Group, Inc.	9,289,682	2.9
350,400		Hartford Financial Services Group, Inc.	9,240,048	2.9
350,350		JPMorgan Chase & Co.	14,343,329	4.5
2,110,591		Mitsubishi UFJ Financial Group, Inc.	10,285,620	3.2
1,396,900		Turkiye Garanti Bankasi AS ADR	6,425,740	2.0
281,905		US Bancorp.	7,191,397	2.2
			71,363,424	22.2

		Health Care: 13.9%
139,600		Alere, Inc.	5,112,152	1.6
121,616		Community Health Systems, Inc.	3,123,099	1.0
358,680		Gilead Sciences, Inc.	14,852,939	4.6
28,700		Roche Holding AG - Genusschein	4,804,976	1.5
150,344		Thermo Fisher Scientific, Inc.	9,680,650	3.0
99,775		Varian Medical Systems, Inc.	6,986,245	2.2
			44,560,061	13.9

		Industrials: 2.9%
486,600		General Electric Co.	9,177,276	2.9

		Information Technology: 20.6%
219,729		Amdocs Ltd.	6,677,564	2.1
109,523		Corning, Inc.	1,987,843	0.6
805,797		Dell, Inc.	13,432,636	4.2
100,687		Fiserv, Inc.	6,306,027	2.0
26,179		Google, Inc. - Class A	13,256,522	4.1
525,502		MEMC Electronic Materials, Inc.	4,482,532	1.4
397,774		Microsoft Corp.	10,342,124	3.2
343,638		ON Semiconductor Corp.	3,597,890	1.1
398,800		Yahoo!, Inc.	5,997,952	1.9
			66,081,090	20.6

		Materials: 5.0%
748,000		Tokyo Steel Manufacturing Co., Ltd.	7,898,754	2.5
173,937	L	United States Steel Corp.	8,008,060	2.5
			15,906,814	5.0

		Telecommunication Services: 5.2%
62,380	@	Global Crossing Ltd.	2,394,145	0.8
1,000		KDDI Corp.	7,194,937	2.2
2,931,950	L	Level 3 Communications, Inc.	7,153,958	2.2
			16,743,040	5.2

	Total Common Stock (Cost $283,742,231)		302,726,541	94.3

Principal Amount†
CORPORATE BONDS/NOTES: 1.7%
		Financials: 1.1%
3,000,000	#,L	AngloGold Ashanti Holdings Finance PLC, 3.500%, 05/22/14	3,476,250	1.1

		Telecommunication Services: 0.6%
891,000		Level 3 Communications, Inc., 6.500%, 10/01/16	1,883,351	0.6

	Total Corporate Bonds/Notes (Cost $4,034,010)		5,359,601	1.7

	Total Long-Term Investments (Cost $287,776,241)		308,086,142	96.0

Shares
SHORT-TERM INVESTMENTS: 7.7%
		Securities Lending Collateral(cc): 4.4%
13,798,056		BNY Mellon Overnight Government Fund(1)	13,798,056	4.3
539,803	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	431,842	0.1
	Total Securities Lending Collateral (Cost $14,337,859)		14,229,898	4.4

See Accompanying Notes to Financial Statements

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 3.3%
10,654,188	Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $10,654,188)	$10,654,188	3.3

	Total Short-Term Investments (Cost $24,992,047)	24,884,086	7.7

	Total Investments in Securities (Cost $312,768,288)*	$332,970,228	103.7
	Liabilities in Excess of Other Assets	(11,859,731)	(3.7)
	Net Assets	$321,110,497	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $315,116,456.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,215,117
Gross Unrealized Depreciation	(16,361,345)

Net Unrealized appreciation	$17,853,772

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$25,827,438	$—	$—	$25,827,438
Energy	41,977,622	11,089,776	—	53,067,398
Financials	54,652,064	16,711,360	—	71,363,424
Health Care	39,755,085	4,804,976	—	44,560,061
Industrials	9,177,276	—	—	9,177,276

See Accompanying Notes to Financial Statements

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Information Technology	$66,081,090	$—	$—	$66,081,090
Materials	8,008,060	7,898,754	—	15,906,814
Telecommunication Services	9,548,103	7,194,937	—	16,743,040
Total Common Stock	255,026,738	47,699,803	—	302,726,541
Corporate Bonds/Notes	—	5,359,601	—	5,359,601
Short-Term Investments	24,452,244	—	431,842	24,884,086
Total Investments, at value	$279,478,982	$53,059,404	$431,842	$332,970,228

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO	as of June 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 13.2%
14,300		Amazon.com, Inc.	$2,924,207	1.7
27,500		Apollo Group, Inc. - Class A	1,201,200	0.7
84,500		Carnival Corp.	3,179,735	1.9
128,100		Comcast Corp. – Class A	3,246,054	1.9
64,800	@,L	GameStop Corp.	1,728,216	1.0
83,500		General Motors Co.	2,535,060	1.5
102,800		International Game Technology	1,807,224	1.1
94,600		Time Warner, Inc.	3,440,602	2.0
44,900		Viacom - Class B	2,289,900	1.4
			22,352,198	13.2

		Consumer Staples: 9.3%
74,700		Avon Products, Inc.	2,091,600	1.2
40,100		Colgate-Palmolive Co.	3,505,141	2.1
105,800		Kraft Foods, Inc.	3,727,334	2.2
103,100		Kroger Co.	2,556,880	1.5
56,400		PepsiCo, Inc.	3,972,252	2.3
			15,853,207	9.3

		Energy: 11.3%
43,600		Ensco International PLC ADR	2,323,880	1.4
24,700		EOG Resources, Inc.	2,582,385	1.5
93,100		ExxonMobil Corp.	7,576,478	4.4
22,300		Hess Corp.	1,667,148	1.0
66,300		Noble Corp.	2,612,883	1.5
54,400		Ultra Petroleum Corp.	2,491,520	1.5
			19,254,294	11.3

		Financials: 14.9%
43,000		Aflac, Inc.	2,007,240	1.2
89,300		Annaly Capital Management, Inc.	1,610,972	0.9
90,340		Citigroup, Inc.	3,761,758	2.2
21,900		Goldman Sachs Group, Inc.	2,914,671	1.7
99,600		JPMorgan Chase & Co.	4,077,624	2.4
63,800		Metlife, Inc.	2,798,906	1.6
99,900		Morgan Stanley	2,298,699	1.4
90,500		US Bancorp.	2,308,655	1.4
127,500		Wells Fargo & Co.	3,577,650	2.1
			25,356,175	14.9

		Health Care: 15.8%
31,400		Acorda Therapeutics, Inc.	1,014,534	0.6
29,500	@,L	Alexion Pharmaceuticals, Inc.	1,387,385	0.8
24,400		Allergan, Inc.	2,031,300	1.2
25,400		Amgen, Inc.	1,482,090	0.9
27,500	L	Amylin Pharmaceuticals, Inc.	367,400	0.2
29,600		Baxter International, Inc.	1,766,824	1.0
6,900		Bio-Rad Laboratories, Inc.	823,584	0.5
34,900		Covidien PLC	1,857,727	1.1
38,500	@	Emdeon, Inc.	505,120	0.3
39,100		HCA Holdings, Inc.	1,290,300	0.8
65,600		Johnson & Johnson	4,363,712	2.6
57,800		Medtronic, Inc.	2,227,034	1.3
83,200		Merck & Co., Inc.	2,936,128	1.7
8,600	@	Pharmasset, Inc.	964,920	0.6
17,200		Teva Pharmaceutical Industries Ltd. ADR	829,384	0.5
57,100		UnitedHealth Group, Inc.	2,945,218	1.7
			26,792,660	15.8

		Industrials: 12.8%
42,800		Boeing Co.	3,164,204	1.8
24,400		FedEx Corp.	2,314,340	1.4
57,000		General Dynamics Corp.	4,247,640	2.5
137,200	@	Hertz Global Holdings, Inc.	2,178,736	1.3
65,500		Illinois Tool Works, Inc.	3,700,095	2.2
27,500		Norfolk Southern Corp.	2,060,575	1.2
39,350		Paccar, Inc.	2,010,391	1.2
182,400		Southwest Airlines Co.	2,083,008	1.2
			21,758,989	12.8

		Information Technology: 15.8%
115,700		Adobe Systems, Inc.	3,638,765	2.1
16,000		Apple, Inc.	5,370,720	3.2
49,300		Broadcom Corp.	1,658,452	1.0
158,600		Cisco Systems, Inc.	2,475,746	1.4
70,500		Hewlett-Packard Co.	2,566,200	1.5
134,000		Intersil Corp.	1,721,900	1.0
53,000		Qualcomm, Inc.	3,009,870	1.8
143,700		Symantec Corp.	2,833,764	1.7
43,300		Visa, Inc.	3,648,458	2.1
			26,923,875	15.8

		Materials: 1.8%
38,500		Celanese Corp.	2,052,435	1.2
25,700		Vulcan Materials Co.	990,221	0.6
			3,042,656	1.8

		Utilities: 3.6%
49,800		American Electric Power Co., Inc.	1,876,464	1.1
49,400		FirstEnergy Corp.	2,181,010	1.3
36,000		NextEra Energy, Inc.	2,068,560	1.2
			6,126,034	3.6

	Total Common Stock (Cost $146,177,061)		167,460,088	98.5

SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateral(cc): 1.1%
1,278,528		BNY Mellon Overnight Government Fund(1)	1,278,528	0.8

See Accompanying Notes to Financial Statements

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(cc): (continued)
818,750	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	$655,000	0.3
	Total Securities Lending Collateral (Cost $2,097,278)		1,933,528	1.1

		Mutual Funds: 1.6%
2,745,045		Blackrock Liquidity Funds TempFund Portfolio - Class I (Cost $2,745,045)	2,745,045	1.6

	Total Short-Term Investments (Cost $4,842,323)		4,678,573	2.7

	Total Investments in Securities (Cost $151,019,384)*		$172,138,661	101.2
	Liabilities in Excess of Other Assets		(2,078,691)	(1.2)
	Net Assets		$170,059,970	100.0

@	Non-income producing security

ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $152,232,147.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,120,072
Gross Unrealized Depreciation	(5,213,558)

Net Unrealized appreciation	$19,906,514

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2011
Asset Table
Investments, at value
Common Stock*	$167,460,088	$—	$—	$167,460,088
Short-Term Investments	4,023,573	—	655,000	4,678,573
Total Investments, at value	$171,483,661	$—	$655,000	$172,138,661

See Accompanying Notes to Financial Statements

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

See Accompanying Notes to Financial Statements

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 2, 2011

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 2, 2011